AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 28, 2010
                                                     REGISTRATION NO. 333-124048
                                                               AND NO. 811-07501

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                          REGISTRATION STATEMENT UNDER
                         THE SECURITIES ACT OF 1933 |_|

                         PRE-EFFECTIVE AMENDMENT NO. |_|

                       POST-EFFECTIVE AMENDMENT NO. 10 |X|

                                       AND

                        REGISTRATION STATEMENT UNDER |_|

                       THE INVESTMENT COMPANY ACT OF 1940

                              AMENDMENT NO. 26 |X|

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
                           (Exact Name of Registrant)

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          435 HUDSON STREET, 2ND FLOOR
                            NEW YORK, NEW YORK 10014
              (Address of Depositor's Principal Executive Offices)

                  Depositor's Telephone Number: (866) 667-0561

                     NAME AND ADDRESS OF AGENT FOR SERVICE:

                              CRAIG A. HAWLEY, ESQ.
                          GENERAL COUNSEL AND SECRETARY
                    Jefferson National Life Insurance Company
                     9920 Corporate Campus Drive, Suite 1000
                           Louisville, Kentucky 40223

             It is proposed that this filing will become effective:

        |_| immediately upon filing pursuant to paragraph (b) of Rule 485

            |X| on May 1, 2010 pursuant to paragraph (b) of Rule 485

        |_| 60 days after filing pursuant to paragraph (a)(1) of Rule 485

             |_| on       , pursuant to paragraph (a)(1) of Rule 485

                    If appropriate check the following box:

     |_| this Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment

     Title of Securities Being Registered: Units of interest in the Separate
       Account under flexible premium variable deferred annuity contracts

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[LOGO] Jefferson National

                                                                MONUMENT ADVISOR

                                                         JEFFERSON NATIONAL LIFE
                                                               ANNUITY ACCOUNT G

                                                          MAY 1, 2010 PROSPECTUS

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                                Monument Advisor
                           Individual Variable Annuity
            Issued by: JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G AND
                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

      This prospectus describes the Monument Advisor Individual Variable Annuity Contract (Contract) offered by Jefferson National Life Insurance Company (We, Us, Our). This Contract provides for the accumulation of Contract Values on a variable basis and subsequent Annuity Payments on a fixed basis, a variable basis or a combination of both. The Contract charges no insurance fees other than the $20 per month Subscription Fee imposed during the Accumulation Period and Annuity Period and, if you elect the Guaranteed Minimum Death Benefit (GMDB) for your contract, a fee for the GMDB. You also pay any applicable Transaction Fees (described below), as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract. This time period may vary by state.

      Before purchasing the Contract in most states, you must consent to our delivering electronically all documents and reports relating to your Contract and the Investment Portfolios. You provide your consent by signing the contract application. The application contains a statement indicating that you agree to access all information relating to your contract electronically. Paper versions of these documents will not be sent unless you elect to receive paper documents after purchasing the Contract, or otherwise request a specific document. Of course, you can print out any document we make available or transmit to you, and we encourage you to do so. You may revoke your consent at any time.

      The Contract has a variety of investment options, which include several Sub-accounts that invest in the Investment Portfolios listed below. You can put your money in any of the Sub-accounts. We impose a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. These Investment Portfolios may not be available in all states. You can view at our Website the current prospectus of each Investment Portfolio, which includes information about each Investment Portfolio's management fees and other expenses you will bear indirectly.

      Money you put in a Sub-account is invested exclusively in a single Investment Portfolio. Your investments in the Investment Portfolios are not guaranteed. You could lose your money.

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The Alger Portfolios - Class I-2                                  The DireXion Insurance Trust
o   Alger Capital Appreciation Portfolio                          o   DireXion Dynamic VP HY Bond Fund
o   Alger Large Cap Growth Portfolio                              The Dreyfus Investment Portfolios - Initial
o   Alger Mid Cap Growth Portfolio                                o   Dreyfus Socially Responsible Growth Fund
o   Alger Small Cap Growth Portfolio (closed to new investors)    o   Dreyfus Stock Index Fund
AllianceBernstein Variable Products Series Fund Inc-Class A       The Dreyfus Investment Portfolios - Service
o   AllianceBernstein VPS Growth and Income Portfolio             o   Dreyfus Small Cap Stock Index Portfolio
AllianceBernstein Variable Products Series Fund Inc-Class B       Dreyfus Variable Investment Fund - Initial
o   AllianceBernstein VPS International Growth Portfolio          o   Dreyfus VIF International Value Portfolio
o   AllianceBernstein VPS International Value Portfolio           Eaton Vance Variable Trust
o   AllianceBernstein VPS Small Cap Growth Portfolio              o   Eaton Vance VT Floating-Rate Income
o   AllianceBernstein VPS Small/Mid Cap Value Portfolio           o   Eaton Vance VT Large-Cap Value
ALPS Variable Insurance Trust-Class II                            Federated Insurance Series II
o   AVS Listed Private Equity Portfolio                           o   Federated Capital Income Fund II
American Century Variable Portfolios, Inc. - Class I              Federated Insurance Series - Primary
o   American Century VP Balanced Fund                             o   Federated High Income Bond Fund II
o   American Century VP Income & Growth Fund                      Federated Insurance Series - Service
o   American Century VP International Fund                        o   Federated Kaufmann Fund II
o   American Century VP Large Company Value Fund                  Financial Investors Variable Insurance Trust - Class II
o   American Century VP Mid Cap Value Fund                        o   Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
o   American Century VP Ultra Fund                                o   Ibbotson Balanced ETF Asset Allocation Portfolio
o   American Century VP Value Fund                                o   Ibbotson Conservative ETF Asset Allocation Portfolio
o   American Century VP Vista Fund                                o   Ibbotson Growth ETF Asset Allocation Portfolio
American Century Variable Portfolios, Inc. - Class II             o   Ibbotson Income and Growth ETF Asset Allocation Portfolio
o   American Century VP Inflation Protection Fund                 First Eagle Variable Funds
Credit Suisse Funds                                               o   First Eagle Overseas Variable Fund
o   Credit Suisse Trust Commodity Return Strategy Portfolio
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The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.


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Franklin Templeton Variable Insurance Products Trust - Class 2    o   Lord Abbett Classic Stock Portfolio
o   Franklin Global Real Estate Securities Fund                   o   Lord Abbett Growth and Income Portfolio
o   Franklin High Income Securities Fund                          o   Lord Abbett International Opportunities Portfolio
o   Franklin Income Securities Fund                               The Merger Fund
o   Franklin Mutual Shares Securities Fund                        o   The Merger Fund VL
o   Franklin Strategic Income Securities Fund                     Nationwide Variable Insurance Trust - Class Y
o   Franklin U.S. Government Fund                                 o   Nationwide VIT Bond Index Fund
o   Templeton Global Bond Securities Fund                         o   Nationwide VIT International Index Fund
INVESCO Variable Insurance Funds - Class I                        o   Nationwide VIT Mid Cap Index Fund
o   Invesco V.I. Capital Development                              o   Nationwide VIT S&P 500 Index Fund
o   Invesco V.I. Core Equity Fund                                 o   Nationwide VIT Small Cap Index Fund
o   Invesco V.I. Financial Services Fund                          Neuberger Berman Advisers Management Trust - I Class
o   Invesco V.I. Global Health Care Fund                          o   Neuberger Berman AMT Mid-Cap Growth Portfolio
o   Invesco V.I. Global Real Estate Fund                          o   Neuberger Berman AMT Partners Portfolio
o   Invesco V.I. Government Securities Fund                       o   Neuberger Berman AMT Regency Portfolio
o   Invesco V.I. High Yield Fund                                  o   Neuberger Berman AMT Short Duration Bond Portfolio
o   Invesco V.I. International Growth Fund                        o   Neuberger Berman AMT Socially Responsive Portfolio
o   Invesco V.I. Technology Fund                                  Neuberger Berman Advisers Management Trust - S Class
INVESCO Variable Insurance Funds - Class II                       o   Neuberger Berman AMT Small Cap Growth Portfolio
o   Invesco V.I. Basic Value Fund                                 Northern Lights Variable Trust
o   Invesco V.I. Mid Cap Core Equity Fund                         o   Changing Parameters Portfolio
Ivy Funds Variable Insurance Portfolios                           o   JNF Chicago Equity Partners Balanced Portfolio
o   Ivy Funds VIP Asset Strategy                                  o   JNF Chicago Equity Partners Equity Portfolio
o   Ivy Funds VIP Balanced                                        o   JNF Money Market Portfolio
o   Ivy Funds VIP Bond                                            PIMCO Variable Insurance Trust - Administrative Class
o   Ivy Funds VIP Dividend Opportunities                          o   PIMCO VIT All Asset Portfolio
o   Ivy Funds VIP Energy                                          o   PIMCO VIT CommodityRealReturn Strategy Portfolio
o   Ivy Funds VIP Growth                                          o   PIMCO VIT Emerging Markets Bond Portfolio
o   Ivy Funds VP High Income                                      o   PIMCO VIT Foreign Bond (Unhedged) Portfolio
o   Ivy Funds VP Mid Cap Growth                                   o   PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) Portfolio
o   Ivy Funds VIP Science and Technology                          o   PIMCO VIT Global Bond (Unhedged) Portfolio
o   Ivy Funds VIP Value                                           o   PIMCO VIT High Yield Portfolio
Janus Aspen Series - Institutional                                o   PIMCO VIT Long-Term U.S. Government Portfolio
o   Janus Aspen Balanced Portfolio                                o   PIMCO VIT Low Duration Portfolio
o   Janus Aspen Enterprise Portfolio                              o   PIMCO VIT Real Return Portfolio
o   Janus Aspen Forty Portfolio                                   o   PIMCO VIT Short-Term Portfolio
o   Janus Aspen Janus Portfolio                                   o   PIMCO VIT Total Return Portfolio
o   Janus Aspen Overseas Portfolio                                Pioneer Variable Contracts Trust - Class II
o   Janus Aspen Perkins Mid Cap Value Portfolio                   o   Pioneer Bond VCT Portfolio
o   Janus Aspen Worldwide Portfolio                               o   Pioneer Cullen Value VCT Portfolio
Lazard Retirement Series, Inc. - Service                          o   Pioneer Emerging Markets VCT Portfolio
o    Lazard Retirement Emerging Markets Equity Portfolio          o   Pioneer Equity Income VCT Portfolio
o    Lazard Retirement International Equity Portfolio             o   Pioneer Fund VCT Portfolio
o    Lazard Retirement U.S. Small-Mid Cap Equity Portfolio        o   Pioneer High Yield VCT Portfolio
o    Lazard Retirement U.S. Strategic Equity Portfolio            o   Pioneer Mid Cap Value VCT Portfolio
Legg Mason Partners Variable Equity Trust - Class I               o   Pioneer Strategic Income VCT Portfolio
o   LM ClearBridge Variable Aggressive Growth Portfolio           ProFunds
o   LM ClearBridge Variable Equity Income Builder Portfolio       o   Access VP High Yield
o   LM ClearBridge Variable Fundamental All Cap Value  Port.      o   ProFunds VP Asia 30
o   LM ClearBridge Variable Large Cap Growth Portfolio            o   ProFunds VP Basic Materials
Legg Mason Partners Variable Income Trust - Class I               o   ProFunds VP Bear
o   LM Western Asset Variable Global High Yld Bond Portfolio      o   ProFunds VP Biotechnology
o   LM Western Asset Variable Strategic Bond Portfolio            o   ProFunds VP Bull
Lord Abbett Series Fund, Inc. - Class VC                          o   ProFunds VP Consumer Goods
o   Lord Abbett Bond Debenture Portfolio                          o   ProFunds VP Emerging Markets
o   Lord Abbett Capital Structure Portfolio                       o   ProFunds VP Europe 30
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ProFunds (continued)                                              o   Rydex VT NASDAQ-100(R) Strategy Fund
o   ProFunds VP Financials                                        o   Rydex VT Nova Fund
o   ProFunds VP Health Care                                       o   Rydex VT Precious Metals Fund
o   ProFunds VP Industrials                                       o   Rydex VT Real Estate Fund
o   ProFunds VP International                                     o   Rydex VT Retailing Fund
o   ProFunds VP Japan                                             o   Rydex VT Russell 2000(R) 1.5x Strategy Fund
o   ProFunds VP Large-Cap Growth                                  o   Rydex VT Russell 2000(R) 2x Strategy Fund
o   ProFunds VP Large-Cap Value                                   o   Rydex VT S&P 500 2x Strategy Fund
o   ProFunds VP Mid-Cap                                           o   Rydex VT S&P 500 Pure Growth Fund
o   ProFunds VP Mid-Cap Growth                                    o   Rydex VT S&P 500 Pure Value Fund
o   ProFunds VP Mid-Cap Value                                     o   Rydex VT S&P MidCap 400 Pure Growth Fund
o   ProFunds VP NASDAQ-100                                        o   Rydex VT S&P MidCap 400 Pure Value Fund
o   ProFunds VP Oil and Gas                                       o   Rydex VT S&P SmallCap 600 Pure Growth Fund
o   ProFunds VP Pharmaceuticals                                   o   Rydex VT S&P SmallCap 600 Pure Value Fund
o   ProFunds VP Precious Metals                                   o   Rydex VT Strengthening Dollar 2x Strategy Fund
o   ProFunds VP Real Estate                                       o   Rydex VT Technology Fund
o   ProFunds VP Rising Rates Opportunity                          o   Rydex VT Telecommunications Fund
o   ProFunds VP Short NASDAQ-100                                  o   Rydex VT Transportation Fund
o   ProFunds VP Short Small-Cap                                   o   Rydex VT U.S. Government Money Market Fund
o   ProFunds VP Small-Cap Growth                                  o   Rydex VT Utilities Fund
o   ProFunds VP Small-Cap Value                                   o   Rydex VT Weakening Dollar 2x Strategy Fund
o   ProFunds VP Technology                                        o   Rydex/SGI VT All-Asset Aggressive Strategy Fund
o   ProFunds VP U.S. Government Plus                              o   Rydex/SGI VT All-Asset Conservative Strategy Fund
o   ProFunds VP UltraBull                                         o   Rydex/SGI VT All-Asset Moderate Strategy Fund
o   ProFunds VP UltraMidCap                                       o   Rydex/SGI VT All-Cap Opportunity Fund (as of 5/28/10
o   ProFunds VP UltraNASDAQ-100                                       this fund name will change to Rydex/SGI VT U.S. Long
o   ProFunds VP UltraSmall-Cap                                        Short Momentum Fund)
o   ProFunds VP Utilities                                         o   Rydex/SGI VT Alternative Strategies Allocation Fund
Royce Capital Fund - Investment Class                             o   Rydex/SGI VT CLS AdvisorOne Amerigo Fund
o   Royce Micro-Cap Portfolio                                     o   Rydex/SGI VT CLS AdvisorOne Clermont Fund
o   Royce Small-Cap Portfolio                                     o   Rydex/SGI VT DWA Flexible Allocation Fund
Rydex Variable Trust                                              o   Rydex/SGI VT DWA Sector Rotation Fund
o   Rydex VT Banking Fund                                         o   Rydex/SGI VT International Opportunity Fund
o   Rydex VT Basic Materials Fund                                 o   Rydex/SGI VT Managed Futures Strategy Fund
o   Rydex VT Biotechnology Fund                                   o   Rydex/SGI VT Multi-Hedge Strategies Fund
o   Rydex VT Commodities Strategy Fund                            Seligman Portfolios, Inc. - Class I
o   Rydex VT Consumer Products Fund                               o   Seligman Large-Cap Value Portfolio
o   Rydex VT Dow 2x Strategy Fund                                 o   Seligman Smaller-Cap Value Portfolio
o   Rydex VT Electronics Fund                                     Seligman Portfolios, Inc. - Class II
o   Rydex VT Energy Fund                                          o   Seligman Communications and Information Portfolio
o   Rydex VT Energy Services Fund                                 o   Seligman Global Technology Portfolio
o   Rydex VT Europe 1.25x Strategy Fund                           Third Avenue Variable Series Trust
o   Rydex VT Financial Services Fund                              o   Third Avenue Value Portfolio
o   Rydex VT Government Long Bond 1.2x Strategy Fund              T. Rowe Price Equity Series, Inc. - II Class
o   Rydex VT Health Care Fund                                     o   T. Rowe Price Blue Chip Growth Portfolio
o   Rydex VT Internet Fund                                        o   T. Rowe Price Equity Income Portfolio
o   Rydex VT Inverse Dow 2x Strategy Fund                         o   T. Rowe Price Health Sciences Portfolio
o   Rydex VT Inverse Government Long Bond Strategy Fund           o   T. Rowe Price Limited-Term Bond Portfolio
o   Rydex VT Inverse Mid-Cap Strategy Fund                        Van Eck VIP Trust - Initial Class
o   Rydex VT Inverse NASDAQ-100(R) Strategy Fund                  o   Van Eck VIP Emerging Markets Fund
o   Rydex VT Inverse Russell 2000(R) Strategy Fund                o   Van Eck VIP Global Bond Fund
o   Rydex VT Inverse S&P 500 Strategy Fund                        o   Van Eck VIP Global Hard Assets Fund
o   Rydex VT Japan 2x Strategy Fund                               o   Van Eck VIP Multi-Manager Alternatives Fund
o   Rydex VT Leisure Fund                                         Vanguard Variable Insurance Fund
o   Rydex VT Mid-Cap 1.5x Strategy Fund                           o   Vanguard Balanced Portfolio
o   Rydex VT NASDAQ-100(R) 2x Strategy Fund                       o   Vanguard Capital Growth Portfolio
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Vanguard Variable Insurance Fund (continued)
o   Vanguard Diversified Value Portfolio
o   Vanguard Equity Income Portfolio
o   Vanguard Equity Index Portfolio
o   Vanguard Growth Portfolio
o   Vanguard High Yield Bond
o   Vanguard International Portfolio
o   Vanguard Mid-Cap Index Portfolio
o   Vanguard REIT Index Portfolio
o   Vanguard Short-Term Investment Grade Portfolio
o   Vanguard Small Company Growth Portfolio
o   Vanguard Total Bond Market Index Portfolio
o   Vanguard Total Stock Market Index Portfolio
Wells Fargo Advantage Funds
o   Wells Fargo Advantage VT Discovery Funds
o   Wells Fargo Advantage VT Opportunity Fund
o   Wells Fargo Advantage VT Small Cap Value Fund
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      Please read this prospectus before investing. You should keep it for future reference. It contains important information about the Contract.

      To learn more about the Contract, you can obtain a copy of Our Statement of Additional Information (SAI) dated May 1, 2010. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC has a Web site (http:/www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The SAI's Table of Contents is at the end of this prospectus.

      For a free copy of the SAI, call Us at (866) 667-0561, visit Our Website or write Us at Our administrative office:

      o Address for correspondence sent via U.S. Mail: P.O. Box 36840, Louisville, Kentucky 40233;

      o Address for correspondence sent via courier or overnight mail: 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

      The Contracts:

      o     are not bank deposits

      o     are not federally insured

      o     are not endorsed by any bank or government agency

      o     are not guaranteed and may be subject to loss of principal


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Table of Contents                                                           Page
-----------------

Definitions of Special Terms..................................................8
Highlights....................................................................9
Fee Table.....................................................................11
      Examples of Fees and Expenses...........................................12
      Condensed Financial Information.........................................12
The Company...................................................................13
      The Monument Advisor Variable Annuity Contract..........................13
      Free Look...............................................................13
      Assignment..............................................................13
      Electronic Administration of Your Contract..............................13
      Confirmations and Statements............................................14
Purchase......................................................................15
      Purchase Payments.......................................................15
      Allocation of Purchase Payments.........................................15
Investment Options............................................................15
      Investment Portfolios...................................................15
      Administrative, Marketing and Support Services Fees.....................16
      Fixed Account...........................................................16
      Voting Rights...........................................................16
      Substitution............................................................16
Transfers.....................................................................16
      Excessive Trading Limits................................................17
      Dollar Cost Averaging Program...........................................18
      Rebalancing Program.....................................................18
      Advisory Fee Withdrawals................................................18
Expenses......................................................................19
      Subscription Fee........................................................19
      Guaranteed Minimum Death Benefit Fee....................................19
      Contract Maintenance Charge.............................................19
      Transaction Fee.........................................................19
      Investment Portfolio Expenses...........................................20
      Transfer Fee............................................................20
      Premium Taxes...........................................................20
      Income Taxes............................................................20
      Contract Value..........................................................20
      Accumulation Units......................................................20
      Access to Your Money....................................................20
      Systematic Withdrawal Program...........................................21
      Suspension of Payments or Transfers.....................................21
Death Benefit.................................................................21
      Upon Your Death During the Accumulation Period..........................21
      Standard Death Benefit Amount During the Accumulation Period............21
      Optional Guaranteed Minimum Death Benefit Amount During
            the Accumulation Period...........................................21
      Payment of the Death Benefit During the Accumulation Period.............22
      Death of Contract Owner During the Annuity Period.......................22
      Death of Annuitant......................................................22


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Annuity Payments (The Annuity Period).........................................22
      Annuity Payment Amount..................................................22
      Annuity Options.........................................................23
Taxes.........................................................................23
      Annuity Contracts in General............................................23
      Tax Status of the Contracts.............................................23
      Taxation of Non-Qualified Contracts.....................................24
      Taxation of Qualified Contracts.........................................25
      Possible Tax Law Changes................................................26
Other Information.............................................................26
      Legal Proceedings.......................................................26
      Distributor.............................................................27
      Financial Statements....................................................27
      Independent Registered Public Accounting Firm...........................27
Appendix A--More Information About the Investment Portfolios..................28
Appendix B--Early Cutoff Times................................................55
Appendix C--Frequent Trading..................................................56
Appendix D--Condensed Financial Information...................................58
Appendix E--Deductions for Taxes - Qualified and Nonqualified
            Annuity Contracts.................................................81
Appendix F--Illustrations of Optional Guaranteed Minimum Death Benefit........82
Privacy Policy................................................................83
Table of Contents of the Statement of Additional Information..................84


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Definitions of Special Terms
----------------------------

      Because of the complex nature of the Contract, We have used certain words or terms in this prospectus, which may need additional explanation. We have identified the following as some of these words or terms.

      ACCUMULATION PERIOD: The period during which you invest money in your Contract.

      ACCUMULATION UNIT: A measurement We use to calculate the value of the variable portion of your Contract during the Accumulation Period.

      ADJUSTED PARTIAL WITHDRAWAL: An amount equal to the amount of the partial withdrawal and any applicable premium taxes withheld; multiplied by the death benefit immediately prior to the partial withdrawal; and divided by the Contract Value immediately prior to the withdrawal.

      ANNUITANT(S): The natural person(s) on whose life (lives) We base Annuity Payments. On or after the Annuity Date, the Annuitant shall also include any joint Annuitant. In the event of joint Annuitants, the lives of both Annuitants are used to determine Annuity Payments.

      ANNUITY DATE: The date on which Annuity Payments are to begin, as selected by you, or as required by the Contract or by state or federal law.

      ANNUITY OPTIONS: Income plans which can be elected to provide periodic Annuity Payments beginning on the Annuity Date.

      ANNUITY PAYMENTS: Periodic income payments provided under the terms of one of the Annuity Options.

      ANNUITY PERIOD: The period during which We make income payments to you.

      ANNUITY UNIT: A measurement We use to calculate the amount of Annuity Payments you receive from the variable portion of your Contract during the Annuity Period.

      BENEFICIARY: The person designated to receive any benefits under the Contract if you or, in the case of a non-natural Owner, the Annuitant dies.

      BUSINESS DAY: Generally, any day on which the New York Stock Exchange ("NYSE") is open for trading. Our Business Day ends at 4:00 PM Eastern Time or the closing of regular trading on the NYSE, if earlier. Some of the Investment Options may impose earlier deadlines for trading. These deadlines are described in further detail under the heading "Purchase - Allocation of Purchase Payments".

      CODE: The Internal Revenue Code of 1986, as amended.

      COMPANY: Jefferson National Life Insurance Company, also referred to as Jefferson National, We, Us, and Our.

      CONTRACT: The Monument Advisor individual variable annuity contract, which provides variable investment options offered by the Company.

      CONTRACT ANNIVERSARY: The anniversary of the Business Day you purchased the Contract.

      CONTRACT VALUE: Your Contract Value is the sum of amounts held under your Contract in the various Sub-accounts of the Separate Account.

      DEATH BENEFIT AMOUNT: The Death Benefit Amount is the amount payable to the Beneficiary upon the death of the Owner or for a Contract owned by a non-natural person the death of the Annuitant.

      FREE LOOK PERIOD: The Free Look Period is the period of time within which you may cancel your Contract. This period of time is generally 10 days from receipt, but certain states require a longer period.

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): An optional benefit you may select for an additional charge that guarantees a minimum amount your beneficiary will receive upon your death, regardless of investment performance.

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") BASE: The total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. An Adjusted Partial Withdrawal is calculated each time a withdrawal is taken.

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB") FEE: The fee deducted by Us from the Contract Value on each Contract Anniversary date if you select the GMDB optional benefit.

      INSURANCE CHARGES: The Insurance Charges compensate Us for assuming certain insurance risks. The only Insurance Charge under the Contract is the Subscription Fee, and if you elect the Guaranteed Minimum Death Benefit for your contract, the GMDB Fee.

      INVESTMENT ADVISOR: A registered investment adviser, an investment adviser who is exempt from registration with the Securities and Exchange Commission or other adviser selected by you to provide asset allocation and investment advisory services.

      INVESTMENT ALLOCATIONS OF RECORD: The Investment Allocations of Record specify what percentage of each Purchase Payment is directed to the Sub-accounts you select. You establish your initial Investment Allocations of Record at the time you apply for the Contract. The Investment Allocations of Record can be changed by notifying Us in accordance with Our procedures. Any change in Investment Allocations of Record will apply to Purchase Payments received after the change of Investment Allocations of Record is processed.

      INVESTMENT OPTIONS: The investment choices available to Owners. These choices include the Sub-accounts of the Separate Account.

      INVESTMENT PORTFOLIOS: The variable Investment Options available under the Contract. Each Sub-account has its own investment objective and is invested in the underlying Investment Portfolio.

      JOINT OWNER: The individual who co-owns the Contract with another person.

      NET CONTRACT VALUE: An amount equal to the Contract Value reduced by any applicable Transaction Fees, premium taxes and the applicable portion of the Subscription Fee.

      NON-QUALIFIED (CONTRACT): A Contract purchased with after-tax dollars. These Contracts are not issued in conjunction with a pension plan, specially sponsored program or individual retirement account ("IRA").

      OWNER: You, the purchaser of the Contract are the Owner.

      PURCHASE PAYMENT: The money you give Us to buy the Contract, as well as any additional money you give Us to invest in the Contract after you own it.

      QUALIFIED (CONTRACT): A Contract purchased with pretax dollars. These Contracts are generally purchased under a


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pension plan, specially sponsored program or IRA.

      REGISTERED REPRESENTATIVE: A person, appointed by Us, who is licensed by the Financial Industry Regulatory Authority ("FINRA") to sell variable products and is sponsored by a FINRA member broker/dealer that is party to a selling group agreement with the Company.

      SECURE ONLINE ACCOUNT: Your Secure Online Account is a password protected electronic account through which you can access personal documents relating to your Contract, such as transaction confirmations, periodic account statements and other personal correspondence. You create your Secure Online Account by going to our Website after you purchase the Contract and we maintain it for you on our Website thereafter.

      SEPARATE ACCOUNT: Jefferson National Life Annuity Account G of Jefferson National Life Insurance Company, which invests in the Investment Portfolios.

      SUB-ACCOUNT: A segment within the Separate Account which invests in a single Investment Portfolio.

      SUBSCRIPTION FEE: $20 per month fee charged by us to issue and administer the Contract.

      TAX DEFERRAL: Benefit provided by an annuity under which earnings and appreciation on the Purchase Payments in your Contract are not taxed until you take them out of the Contract either in the form of a withdrawal, income payments or the payment of a death benefit.

      TRANSACTION FEE: Fee imposed by the Company for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. See "Expenses - Transaction Fee" for further details, including a list of the Investment Portfolios that impose a Transaction Fee.

      WEBSITE: www.jeffnat.com, which is the website of Jefferson National Life Insurance Company. You may obtain information about your Contract and request certain transactions through the Website.

Highlights
----------

      The variable annuity Contract that We are offering is a Contract between you (the Owner) and Us (the insurance company). The Contract provides a way for you to invest on a tax-deferred basis in the Sub-accounts of Jefferson National Life Annuity Account G (Separate Account). We may enter into certain arrangements under which We are reimbursed by the Investment Portfolios' advisers, distributors and/or affiliates for the administrative or distribution services which We provide to the Investment Portfolios. The Contract is intended to be used to accumulate money for retirement or other long-term tax-deferred investment purposes.

      The Contract charges no insurance fees other than the Subscription Fee imposed during the Accumulation Period and Annuity Period and a fee if you select the optional Guaranteed Minimum Death Benefit. You do pay any applicable Transaction Fees, as well as the fees of the Investment Portfolios you select and any Investment Advisor you retain. The current Transaction Fee is $49.99 per transaction (for the first 10 transactions in a Contract Year), which we may raise to $74.99 per transaction (for all transactions in a Contract Year).

      The Contract includes a death benefit that is described in detail under the heading "Death Benefit." In addition, the Contract offers an optional GMDB. This benefit guarantees a minimum Death Benefit Amount. You should note that the guaranteed Death Benefit Amount may be reduced by an amount greater than any partial withdrawals taken at a time when the Death Benefit Amount is greater than your Contract Value. There is a separate fee for this benefit.

      All deferred annuity contracts, like the Contract, have two periods: the Accumulation Period and the Annuity Period. During the Accumulation Period, any earnings accumulate on a tax-deferred basis and are taxed as ordinary income when you make a withdrawal. The Annuity Period occurs when you begin receiving regular Annuity Payments from your Contract. Under the terms of the Contract, you may not enter the Annuity Period until two (2) years from the date you purchase the Contract. This time period may vary by state.

      You can choose to receive Annuity Payments on a variable basis, on a fixed basis or a combination of both. If you choose variable Annuity Payments, the amount of the variable Annuity Payments will depend upon the investment performance of the Investment Portfolios you select for the Annuity Period. If you choose fixed Annuity Payments, the amount of the fixed Annuity Payments are constant for the entire Annuity Period.

      FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever longer time period is required in your state), We will cancel the Contract. You will receive whatever your Contract is worth on the day We receive your request for cancellation. This may be more or less than your original payment. We will return your original payment if required by law. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.

      TAX PENALTY. In general, the earnings in your Contract are not taxed until you take money out of your Contract. If you are younger than age 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on the amount treated as income. For Non-Qualified Contracts, Annuity Payments during the Annuity Period are considered partly a return of your original investment. The part of each Annuity Payment that is a return of your investment is not taxable as income. Once you have recovered the full amount of your investment, however, the entire amount of your Annuity Payment will be taxable income to you. For Qualified Contracts, unless you had after-tax monies invested in the Contract, the full Annuity Payment is taxable.

      IMPORTANT INFORMATION CONCERNING YOUR MONUMENT ADVISOR CONTRACT. Upon purchase of the Contract, you can only access documents relating to the Contract and the Investment Portfolios electronically. Regular and continuous Internet access is required to access electronically all documents relating to the Contract and the Investment Portfolios. You should not invest and continue to

--------------------------------------------------------------------------------

receive documents electronically if you do not have regular and continuous Internet access.

      After purchase, either at the time of application or later, you may elect to receive in paper via U.S. mail all documents relating to the Contract and the Investment Portfolios by revoking your electronic consent. We will also honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

      For Owners using electronic communications, current prospectuses and all required reports for the Contract and the Investment Portfolios are available at our Website. While we will notify you via email when a transaction pertaining to your Contract has occurred or a document impacting your Contract has been posted, you should visit the Website regularly. We post updated prospectuses for the Contract and the Investment Portfolios on our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website, which you should visit regularly. We post Annual Reports and Semi-Annual Reports on our Website on or about March 1 and September 1, respectively, each year. For your reference, we archive out-of-date Contract prospectuses. Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent March 1 annual update. You will not have electronic access through our Website to Investment Portfolio prospectuses or Annual and Semi-Annual Reports after we remove them from the Website. Accordingly, you should consider printing them before they are removed. Alternatively, we will provide copies of them upon request.

      We will deliver all other documents electronically to your Secure Online Account. Checking your Secure Online Account regularly will give you an opportunity to prevent multiple fraudulent transactions. We deliver transaction confirmations at or before the completion of your transactions. We deliver account statements on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year). Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time.

      We will allow you to have access to your Secure Online Account even after you revoke your consent to our electronic delivery of documents or surrender or exchange your Contract. However, we reserve the right to delete your Secure Online Account upon 30 days' notice, which we will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

      We have no present intention of deleting documents from your Secure Online Account. If, however, we decide to do so, we will provide you with at least 30 days' notice in your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

      TRANSACTION FEE. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee".

      INQUIRIES. If you need more information, please contact Us at:

      Jefferson National Life Insurance Company
      P.O. Box 36840
      Louisville, Kentucky 40233
      (866) 667-0561

--------------------------------------------------------------------------------

Fee Table
---------

      The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer amounts between Investment Portfolios. State premium taxes may also be deducted.

Owner Transaction Expenses

------------------------------------------------------------------------------------------------------------------------------------
Contingent Deferred Sales Charge          None
(as a percentage of Purchase
Payments withdrawn)

Transfer Fee(1).........................       Current Charge                  Maximum Charge
                                                    None                            $25

                                          No restrictions provided transfers comply with our administrative rules. We reserve the right to impose a fee, not to exceed $25, for excessive transfers upon providing prior notice to you. This fee is different than the Transaction Fee described below.

Transaction Fee(2)......................  The Company imposes a Transaction Fee, in the amounts shown below, for contributions, including initial contributions, and transfers into and withdrawals and transfers out of certain Investment Portfolios.  Only transactions involving those Investment Portfolios for which the Company imposes a Transaction Fee are counted for purposes of determining the number of transactions per Contract year. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is set forth in "Expenses - Transaction Fee", and is also available at the Company's Website or upon request.  The Company may increase the Transaction Fee, or modify the table below.  However, the Transaction Fee may not be increased to an amount greater than the maximum charge shown.

                                          ----------------------------------------------------------------------------------
                                                                                   Current Charge         Maximum Charge
                                          ----------------------------------------------------------------------------------
                                          Transactions 1-10 per Contract year      $49.99\transaction     $74.99/transaction
                                          ----------------------------------------------------------------------------------
                                          Transactions 11-20 per Contract year     $39.99\transaction     $74.99/transaction
                                          ----------------------------------------------------------------------------------
                                          Transactions 21-30 per Contract year     $29.99\transaction     $74.99/transaction
                                          ----------------------------------------------------------------------------------
                                          Transactions 31+ per Contract year       $19.99\transaction     $74.99/transaction
------------------------------------------------------------------------------------------------------------------------------------

      The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including the Investment Portfolios' fees and expenses.

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Current Charge                   Maximum Charge
------------------------------------------------------------------------------------------------------------------------------------
Subscription Fee....................................................      $20 per Contract per month      $20 per Contract per month
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses
(as a percentage of Contract Value invested in the Investment
Portfolios) Mortality and Expense Risk Charge.......................                 0.00%                          0.00%
------------------------------------------------------------------------------------------------------------------------------------
Administrative Charge...............................................                 0.00%                          0.00%
------------------------------------------------------------------------------------------------------------------------------------
Total Separate Account Annual Expenses..............................                 0.00%                          0.00%
------------------------------------------------------------------------------------------------------------------------------------

GUARANTEED MINIMUM DEATH BENEFIT FEE
------------------------------------

      The next table describes the fee that you will pay, in addition to the Subscription Fee and Investment Portfolio Operating Expenses, periodically during the time that you own the Contract if you elect the Guaranteed Minimum Death Benefit.

--------------------------------------------------------------------------------
                                                      Current Fee    Maximum Fee
--------------------------------------------------------------------------------
Guaranteed Minimum Death Benefit Fee (as a
   percentage of the greater of the GMDB
   Base(3) and the Contract Value).................      0.35%          0.50%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

      The next item shows the minimum and maximum total operating expenses charged by the Investment Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Investment Portfolio's fees and expenses is contained in the prospectus for each Investment Portfolio.

--------------------------------------------------------------------------------
                                                      Minimum         Maximum
--------------------------------------------------------------------------------
Total Investment Portfolio Operating Expenses
(expenses that are deducted from Investment
Portfolio assets, including management fees,
distribution and/or service (12b-1) fees, and       Gross: 0.19%    Gross: 7.87%
other expenses)(4)...........................        Net: 0.19%      Net: 3.39%
--------------------------------------------------------------------------------

(1) All reallocations made on the same day involving the same Investment Portfolio count as one transfer. Certain restrictions apply as further described under the heading "Transfers - Excessive Trading Limits" and "Transfers - Short Term Trading Risk".

(2) All transactions made on the same day involving the same Investment Portfolio will result in one Transaction Fee.

(3) The GMDB Base equals the total of all Purchase Payments, less any Adjusted Partial Withdrawal and any premium taxes, as applicable. At issue, the GMDB will equal your initial Purchase Payment less any applicable premium tax.

(4) The minimum and maximum total Investment Portfolio Operating Expenses may be affected by voluntary or contractual waivers or expense reimbursements. These waivers and expense reimbursements will reduce the actual Total Portfolio Operating Expenses for the affected Investment Portfolios. Please refer to the underlying Investment Portfolio prospectuses for details about the specific expenses of each Investment Portfolio. The net numbers displayed above reflect the minimum and maximum charges after contractual waivers that have been committed through at least April 30, 2011. The gross numbers reflect the minimum and maximum charges without giving effect to the agreed upon waivers.

-------------------------------

Examples of Fees and Expenses -

      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, Contract fees, Separate Account annual expenses, GMDB Fees (if elected) and Investment Portfolio fees and expenses.

      The Example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year. Because there are no charges upon surrender or annuitization, your costs will be the same for the time periods shown whether you surrender, annuitize or continue to own the Contract. For purposes of this example, we have assumed the money is invested in Investment Portfolios for which no Transaction Fee is charged. For a description of the Transaction Fee, see "Expenses - Transaction Fee". The contract charge for every contract, regardless of size, is $240 annually, i.e. $20 per month. For this example, we used $20.00 per month as the contract charge, but converted it to an asset based charge based on the average contract size as of the previous December 31. This conversion causes the contract charge in the example below to be less than $240 annually. Although your actual costs may be higher or lower, based on these assumptions and those that follow, your costs would be:

(1) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death Benefit:

         1 year            3 years           5 years           10 years
         $387.28          $2060.11          $3640.65           $7227.55

(2) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have purchased the optional Guaranteed Minimum Death Benefit:

         1 year           3 years           5 years            10 years
         $67.28           $211.64           $370.09             $837.34

(3) Assuming Contract charges and maximum Investment Portfolio operating expenses, and you have not purchased the optional Guaranteed Minimum Death
Benefit:

         1 year            3 years           5 years           10 years
         $351.41          $1949.69          $3453.70           $6836.96

(4) Assuming Contract charges and minimum Investment Portfolio operating expenses, and you have not purchased the optional Guaranteed Minimum Death
Benefit:

         1 year           3 years           5 years            10 years
         $31.41           $98.71            $172.47             $389.31

Condensed Financial Information

Appendix D to this prospectus contains tables that show Accumulation Unit values and the number of Accumulation Units outstanding for each of the Sub-accounts of the Separate Account. The financial data included in the tables should be read in conjunction with the financial statements and the related notes that are in the Statement of Additional Information.

--------------------------------------------------------------------------------

The Company
-----------

      Jefferson National Life Insurance Company (Jefferson National) was originally organized in 1937. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company and prior to October 7, 1998, We were known as Great American Reserve Insurance Company.

      We are principally engaged in the life insurance business in 49 states and the District of Columbia. We are a stock company organized under the laws of the state of Texas and are a subsidiary of Jefferson National Financial Corp.

      The obligations under the Contracts are obligations of Jefferson National Life Insurance Company.

The Monument Advisor Variable Annuity Contract

      This prospectus describes The Monument Advisor Variable Annuity Contract offered by Jefferson National. An annuity is a contract between you, the Owner, and Us. Until you decide to begin receiving Annuity Payments, your Contract is in the Accumulation Period. Once you begin receiving Annuity Payments, your Contract switches to the Annuity Period.

      The Contract benefits from tax-deferral. Tax-deferral means that you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. The Contracts may be issued in conjunction with certain plans qualifying for special income tax treatment under the Code. You should be aware that this annuity will fund a retirement plan that already provides tax deferral under the Code. In such situations where you are already in a qualified plan, the tax deferral of the annuity does not provide additional benefits. In addition, you should be aware that there are fees and charges in an annuity that may not be included in other types of investments, which may be more or less costly. However, the fees and charges under the Contract are also designed to provide for certain payment guarantees and features other than tax deferral that may not be available through other investments. These features are explained in detail in this prospectus. You should consult with your tax or legal adviser to determine if the Contract is suitable for your tax qualified plan.

      The Contract is called a variable annuity because you can choose among several Investment Portfolios and, depending upon market conditions, you can make or lose money in any of these Investment Portfolios. The amount of money you are able to accumulate in your Contract during the Accumulation Period depends upon the investment performance of the Investment Portfolio(s) you select.

      You can choose to receive Annuity Payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the Annuity Payments you receive will depend upon the investment performance of the Investment Portfolio(s) you select for the Annuity Period. If you elect to receive payments on a fixed basis, the Annuity Payments you receive will remain level for the period of time selected.

Free Look

      If you change your mind about owning the Contract, you can cancel it within 10 days after receiving it (or whatever period is required in your state). Our Insurance Charges and Investment Portfolio operating expenses, along with any applicable Transaction Fees, will have been deducted. On the day We receive your request We will return your Contract Value. In some states, We may be required to refund your Purchase Payment. Jefferson National deems this period as beginning on the date the Contract is posted to your Secure Online Account. If you elect to receive the Contract in paper, Jefferson National deems this period as ending 15 days after it mails a Contract.

      OWNER. You, as the Owner of the Contract, have all the rights under the Contract. The Owner is as designated at the time the Contract is issued, unless changed. You can change the Owner at any time. A change will automatically revoke any prior Owner designation. You must notify Us in writing. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change.

      A change of Owner may be a taxable event.

      JOINT OWNER. A Non-Qualified Contract can be owned by Joint Owners. Upon the death of either Joint Owner, the surviving Joint Owner will be the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary unless you have previously notified Us in writing otherwise.

      BENEFICIARY. The Beneficiary is the person(s) or entity you name to receive any Death Benefit Amount. The Beneficiary is named at the time the Contract is issued. If no Beneficiary is designated, your estate will be the Beneficiary. Unless an irrevocable Beneficiary has been named, you can change the Beneficiary at any time before you die. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the change of Beneficiary.

Assignment

      Subject to applicable law, you can assign the Contract at any time during your lifetime. We will not be bound by the assignment until We receive the written notice of the assignment. We will not be liable for any payment or other action We take in accordance with the Contract before We receive notice of the assignment.

      An assignment may be a taxable event.

      If the Contract is a Qualified Contract, there are limitations on your ability to assign the Contract.

Electronic Administration Of Your Contract

      This Contract is designed to be administered electronically ("Electronic Administration"). You can access documents relating to the Contract and the Investment Portfolios online. If you consent to Electronic Administration, you will receive all documents electronically, unless you request, either at the time of application or later, a specific paper document, or revoke your consent to Electronic Administration. You may obtain paper copies of documents related to your Contract by printing them from your computer. We will honor a request to deliver a specific document in paper even though electronic consent has not been revoked.

      If you elect Electronic Administration, you must have Internet access so that you can view your Secure Online Account and access all documents relating to the Contract and the Investment Portfolios. You should not elect Electronic Administration if you do not have Internet access. Although we will email you when a transaction relating to your Contract

--------------------------------------------------------------------------------

has occurred or a document impacting your Contract is posted, you should regularly check your Secure Online Account. There is no substitute for regularly checking your Secure Online Account.

      You may, however, elect to have documents related to your Contract also delivered via U.S. Mail to your address of record by withdrawing your consent to Electronic Administration. After your withdrawal of consent becomes effective, you will receive documents via U.S. Mail. We may also continue to send documents to your Secure Online Account. After you have withdrawn your consent to Electronic Administration, you may notify Us that you again consent to Electronic Administration. You may revoke or reinstate your consent to electronic delivery as often as you wish. You may do so by visiting the Website, by calling the Customer Service telephone number or by writing to us at the Jefferson National Service Center. Notification of change made via the Website will be effective immediately. Notification by telephone or U.S. Mail will be processed as received, usually within two business days.

      Current prospectuses and all required reports for the Contract and the Investment Portfolios are available at Our Website through your Secure Online Account. We post updated prospectuses for the Contract and the Investment Portfolios on Our Website on or about May 1 of each year. Prospectuses also may be supplemented throughout the year and will be available on the Website. We post Annual Reports and Semi-Annual Reports on Our Website on or about March 1 and September 1, respectively, each year. For your reference, We archive out-of-date Contract prospectuses. To the extent an archived Contract prospectus is no longer available on the Website, We will provide it upon request.

      Investment Portfolio prospectuses will be available for 30 days after the subsequent May 1 annual update. Investment Portfolio Annual and Semi-Annual Reports will be available for 30 days after the subsequent annual update. You will not have electronic access through Our Website to archived Investment Portfolio prospectuses or Annual and Semi-Annual Reports after We remove them from the Website. Accordingly, you should consider printing them before they are removed. Upon request, we will send you a paper copy of these documents via U.S. mail.

      We will send all other documents related to your Contract to your Secure Online Account, including, but not limited to, transaction confirmations, proxy statements, periodic account statements and other personal correspondence. You create your Secure Online Account when you purchase the Contract and We maintain it for you at Our Website.

      You will have access to your Secure Online Account even after you revoke your consent to Our electronic delivery of documents or surrender or exchange your Contract. However, We reserve the right to delete your Secure Online Account upon 30 days' notice, which We will deliver to your Secure Online Account. Upon receipt of such a notice, you should consider printing the information held in your Secure Online Account. Upon request, we will provide paper copies of any deleted document.

      We have no present intention of deleting documents from your Secure Online Account. If, however, We decide to do so, We will provide you with at least 30 days' notice to your Secure Online Account so that you will have an opportunity to print the documents that are subject to deletion.

Confirmations and Statements

      We will send a confirmation statement to your Secure Online Account each time you change your Investment Allocations of Record, we receive a new Purchase Payment from you, you make a transfer among the Investment Portfolios, or you make a withdrawal. Generally, We deliver transaction confirmations at or before the completion of your transactions. However, the confirmation for a new Purchase Payment or transfer of Contract Value may be an individual confirmation or may be part of your next quarterly account statement. You should review your confirmation statements to ensure that your transactions are carried out correctly. If you fail to do so, you risk losing the opportunity to ask us to correct an erroneous transaction. We deliver account statements to your Secure Online Account on a quarterly basis (that is, shortly after March 31, June 30, September 30 and December 31 of each year), or in paper via U.S. mail if you have withdrawn your consent to Electronic Administration or otherwise request a specific confirmation or statement. Under certain circumstances, your account statement may serve as the confirmation for transactions you made during the quarter covered by the statement. Proxy statements and other correspondence may be delivered at any time. If you have questions, you can either go to Our Website and click on "Contact Us" for secure online correspondence or you can e-mail Us at service@jeffnat.com or call Us at (866) 667-0561.

Requesting Transactions or Obtaining Information About your Contract

      You may request transactions or obtain information about your Contract by submitting a request to Us in writing via U.S. Mail. Subject to Our administrative rules and procedures, We may also allow you to submit a request through other means.

      TELEPHONE AND WEBSITE TRANSACTIONS. You can elect to request certain transactions and receive information about your Contract by telephone or though our Website (www.jeffnat.com). All transaction requests are processed subject to Our administrative rules and procedures.

      We will accept transaction requests from your Registered Representative and/or your Investment Advisor. You can also authorize someone else, via submitting a power of attorney in good order, to request transactions for you. If you own the Contract with a Joint Owner, unless We are instructed otherwise, We will accept instructions from and provide information to either you or the other Owner.

      We will use reasonable procedures to confirm that instructions given to Us by telephone are genuine. All telephone calls will be recorded and the caller will be asked to produce personalized data about the Owner before We will make the telephone transaction. We will post confirmations of all transactions to your Secure Online Account. We will not send confirmation of any transaction to you in paper, unless you have elected to receive paper documents via U.S. mail. If We fail to use such procedures We may be liable for any losses due to unauthorized or fraudulent instructions.

--------------------------------------------------------------------------------

      SECURITY OF ELECTRONIC COMMUNICATIONS WITH US. Our Website uses generally accepted and available encryption software and protocols, including Secure Socket Layer. This is to prevent unauthorized people from eavesdropping or intercepting information you send or receive from Us. This may require that you use certain readily available versions of web browsers. As new security software or other technology becomes available, We may enhance Our systems.

      You will be required to provide your user ID and password to access your Secure Online Account and perform transactions at Our Website. Do not share your password with anyone else. We will honor instructions from any person who provides correct identifying information, and We may not be responsible for fraudulent transactions We believe to be genuine based on these procedures. Accordingly, you may bear the risk of loss if unauthorized persons conduct any transaction on your behalf. You can reduce this risk by checking your Secure Online Account regularly which will give you an opportunity to prevent multiple fraudulent transactions.

      Avoid using passwords that can be guessed and consider changing your password frequently. Our employees or representatives will not ask you for your password. It is your responsibility to review your Secure Online Account and to notify Us promptly of any unauthorized or unusual activity. We only honor instructions from someone logged into Our secure Website using a valid user ID and password. We cannot guarantee the privacy or reliability of e-mail, so We will not honor requests for transfers or changes received by e-mail, nor will We send sensitive account information through e-mail. All transfers or changes should be made through Our secure Website. If you want to ensure that Our encryption system is operating properly, go to the icon that looks like a "locked padlock." This shows that encryption is working between your browser and Our web server. You can click or double-click on the padlock to get more information about the server. When you click the "view certificate" button (in FireFox) or the "subject" section (in Internet Explorer), you should see "secure.jeffnat.com" listed as the owner of the server you are connected to. This confirms that you are securely connected to Our server.

Purchase

Purchase Payments

      A Purchase Payment is the money you give Us to buy the Contract. You can make Purchase Payments at any time before the Annuity Date. The minimum initial Purchase Payment We will accept is $25,000 whether the Contract is bought as a Non-Qualified Contract or as part of a Tax-Sheltered Annuity or an Individual Retirement Annuity (IRA). We reserve the right to issue a Contract for less than $25,000 with our approval. If you have not elected the optional GMDB, the maximum We accept is $10,000,000 without Our prior approval and will be subject to such terms and conditions as We may require. If you have elected the optional GMDB, the maximum We accept is $2,000,000 without our prior approval and will be subject to such terms and conditions as We may require. Jefferson National reserves the right to refuse any Purchase Payment or not issue any Contract.

      Subject to the maximum described above, you can make additional Purchase Payments of any amount. However, we reserve the right to impose minimums on future Purchase Payments.

Allocation of Purchase Payments

      You control where your Purchase Payments are invested. When you purchase a Contract, We will allocate your Purchase Payment according to your Investment Allocation of Record, which you can change at any time for future Purchase Payments. When you make additional Purchase Payments, We will allocate them based on the Investment Allocations of Record in effect when We receive the Purchase Payment. Allocation percentages must be in whole numbers. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses - Transaction Fee" for further details.

      Once We receive your Purchase Payment and the necessary information, We will issue your Contract and allocate your first Purchase Payment within 2 Business Days. If you do not provide Us all of the information needed, We will contact you. If for some reason We are unable to complete this process within 5 Business Days, We will either send back your money or get your permission to keep it until We get all of the necessary information. The method of payment (e.g., check, wire transfer, electronic funds transfer) may affect when your Purchase Payment is received by Us. If you add more money to your Contract by making additional Purchase Payments, We will credit these amounts to your Contract as of the Business Day We receive your Purchase Payment. Our Business Day closes when the New York Stock Exchange closes, usually 4:00 P.M. Eastern time.

Investment Options

Investment Portfolios

      The Contract offers several Sub-accounts, each of which invests exclusively in an Investment Portfolio listed at the beginning of this prospectus. During the Accumulation Period, money you invest in the Sub-accounts may grow in value, decline in value, or grow less than you expect, depending on the investment performance of the Investment Portfolios in which those Sub-accounts invest. You bear the investment risk that those Investment Portfolios might not meet their investment objectives. Additional Investment Portfolios may be available in the future. If you elect variable Annuity Payments, during the Annuity Period, the variable portion of your Annuity Payment will vary based on the performance of the Investment Portfolios.

      You should read the prospectuses for these Investment Portfolios carefully. Unless you have opted to receive documents relating to your Contract via U.S. mail, copies of these prospectuses will not be sent to you in paper. They are, however, available at Our Website. See Appendix A which contains a summary of investment objectives and strategies for each Investment Portfolio.

      The investment objectives and policies of certain of the Investment Portfolios are similar to the investment objectives and policies of other mutual funds managed by the same investment advisers. Although the objectives and policies may

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be similar, the investment results of the Investment Portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation that, the investment results of similar funds will be comparable even though the Investment Portfolios have the same investment advisers.

      A significant portion of the assets of certain of the Investment Portfolios come from investors who take part in certain strategic and tactical asset allocation programs. These Investment Portfolios anticipate that investors who take part in these programs may frequently redeem or exchange shares of these Investment Portfolios, which may cause the Investment Portfolios to experience high portfolio turnover. Higher portfolio turnover may result in the Investment Portfolios paying higher levels of transaction costs. Large movements of assets into and out of the Investment Portfolios may also negatively impact an Investment Portfolio's ability to achieve its investment objective. In addition, the extent to which Contracts are owned by investors who engage in frequent redemptions or exchanges involving Investment Portfolios which do not limit such activity may result in more redemption and exchange activity in other Investment Portfolios which impose limits on such activity. The adverse impact, if any, of such activity will be constrained by the limits those other Investment Portfolios impose on frequent redemption or exchange activity. Refer to the Investment Portfolios' prospectuses for more details on the risks associated with any specific Investment Portfolio.

      Shares of the Investment Portfolios are offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies, which may or may not be affiliated with Us. Certain Investment Portfolios are also sold directly to qualified plans. The funds do not believe that offering their shares in this manner will be disadvantageous to you.

Administrative, Marketing and Support Services Fees

      Jefferson National and the principal underwriter for the Contracts have arrangements with the investment advisor, subadvisor, distributor, and/or affiliated companies of most of the Investment Portfolios under which Jefferson National and the principal underwriter for the Contracts receive payments in connection with the provision of administrative, marketing or other support services to the Investment Portfolios. Proceeds of these payments may be used for any corporate purpose, including payment of expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees. The payments are generally based on a percentage of the average assets of each Investment Portfolio allocated to the investment options under the Contract or other contracts offered by the Company. The amount of the fee that an Investment Portfolio and its affiliates pay the Company and/or the Company's affiliates is negotiated and varies with each Investment Portfolio. Aggregate fees relating to the different Investment Portfolio may be as much as 0.50% of the average net assets of an Investment Portfolio attributable to the relevant contracts. This amount may change at any time without notice. A portion of these payments may come from revenue derived from the distribution and/or service fees (12b-1 fees) that are paid by an Investment Portfolio out of its assets as part of its total annual operating expenses. Where the Company does not have an arrangement with an Investment Portfolio to receive payments for the provision of services, Transaction Fee proceeds may be used to pay expenses that the Company and the principal underwriter for the contracts incur in promoting, issuing, distributing and administering the contracts. The Company and its affiliates may profit from these fees.

Fixed Account

      No fixed account is available during the Accumulation Period.

Voting Rights

      Jefferson National is the legal owner of the Investment Portfolio shares. However, when an Investment Portfolio solicits proxies in conjunction with a vote of its shareholders, We will send you and other owners materials describing the matters to be voted on. You instruct Us how you want Us to vote your shares. When We receive those instructions, We will vote all of the shares We own and those for which no timely instructions are received in proportion to those instructions timely received. As a result of proportional voting, the vote of a small number of contract owners could determine the outcome of a proposal subject to a shareholder vote. Should We determine that We are no longer required to follow this voting procedure, We will vote the shares ourselves.

Substitution

      It may be necessary to discontinue one or more of the Investment Portfolios or substitute a new Investment Portfolio for one of the Investment Portfolios you have selected. New or substitute Investment Portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will notify you of Our intent to do this. We will obtain any required prior approval from the Securities and Exchange Commission before any such change is made.

Transfers
---------

      You can transfer money among the Investment Portfolios. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios in the accumulation period and during the annuity period. See "Expenses - Transaction Fee" for further details. Transfers may be deferred as permitted or required by law. See "Suspension of Payments or Transfers" section below.

      EARLY CUT-OFF TIMES Certain Investment Portfolios impose transfer cut-off times before the end of the Business Day. See Appendix B for an all inclusive list of Investment Portfolios with early cutoff times. This list may change without notice. These early cut-off times do not apply to premium payments or contract surrenders.

      TRANSFERS DURING THE ACCUMULATION PERIOD. You can make a transfer to or from any Investment Portfolio. Transfers may be made by contacting Our administrative offices or through Our Website. Subject to Our administrative rules, including our Excessive Trading Limits and Short Term

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Trading Risk described below, you can make an unlimited number of transfers between the Investment Portfolios during the Accumulation Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following apply to any transfer during the Accumulation Period:

      1. Your request for a transfer must clearly state which Investment Portfolio(s) are involved in the transfer.

      2. Your request for transfer must clearly state how much the transfer is for.

      3. Your right to make transfers is subject to modification if We determine, in Our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right, which is considered by Us to be to the disadvantage of other Owners. A modification could be applied to transfers to, or from, one or more of the Investment Portfolios and could include, but is not limited to:

            a. the requirement of a minimum time period between each transfer;

            b. not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

            c. limiting the dollar amount that may be transferred between Investment Portfolios by an Owner at any one time.

      4. We reserve the right, at any time, and without prior notice to any party, to terminate, suspend or modify the transfer privilege during the Accumulation Period.

      TRANSFERS DURING THE ANNUITY PERIOD. Subject to our administrative rules, you can make an unlimited number of transfers between the Investment Portfolios during the Annuity Period. We reserve the right to impose a fee for excessive transfers after notifying you. We reserve the right to impose any fees charged by the Investment Portfolios for excessive transfers. The following rules apply to any transfer during the Annuity Period:

      1. No transfer can be made between the Fixed Account and the Investment Portfolios. You may only make transfers between the Investment Portfolios.

      2. We reserve the right, at any time, and without prior to notice to any party, to terminate, suspend or modify the transfer privilege during the Annuity Period.

      This product is not designed for professional market timing organizations. Jefferson National reserves the right to modify (including terminating) the transfer privileges described above.

Excessive Trading Limits

      The Contracts are first and foremost annuity contracts, designed for retirement or other long-term financial planning purposes, and are not designed for market timers or persons that make frequent transfers. The use of such transfers can be disruptive to any underlying Investment Portfolio and harmful to other contract owners invested in the Investment Portfolio.

      We reserve the right to limit transfers in any Contract year, or to refuse any transfer request for an Owner, Registered Representative, Investment Advisor or other third party acting under a Limited Power of Attorney, for any reason, including without limitation, if:

      o We believe, in Our sole discretion, that excessive trading by the Owner, or a specific transfer request, submitted by a third party advisor, or a group of transfer requests, may have a detrimental effect on the Accumulation Unit values of any Sub-account or the share prices of any Investment Portfolio or would be detrimental to other Owners; or

      o We are informed by one or more Investment Portfolios that they intend to restrict the purchase of Investment Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the price of Investment Portfolio shares; or

      o the requested transaction violates Our administrative rules designed to detect and prevent market timing.

      The restrictions imposed may include, but are not limited to, restrictions on transfers (e.g., by not processing requested transfers, limiting the number of transfers allowed, and/or the dollar amount, requiring holding periods, allowing transfer requests by U.S. Mail only, etc.) or even prohibitions on them for particular owners who, in Our view, have abused or appear likely to abuse the transfer privilege. These restrictions do not apply to redemptions from the Contract.

      We may apply restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Owners. These excessive trading limits apply to all owners. However, using our processes and procedures, we may not detect all market timers, prevent frequent transfers, or prevent harm caused by excessive transfers. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing activities while preventing others.

      SHORT-TERM TRADING RISK. Frequent exchanges among Investment Portfolios by Owners can reduce the long-term returns of the underlying mutual funds. The reduced returns could adversely affect the owners, annuitants, insureds or beneficiaries of any variable annuity or variable life insurance contract issued by any insurance company with respect to values allocated to the underlying fund. Frequent exchanges may reduce the underlying fund's performance by increasing costs paid by the fund (such as brokerage commissions); they can disrupt portfolio management strategies; and they can have the effect of diluting the value of the shares of long term shareholders in cases in which fluctuations in markets are not fully priced into the fund's net asset value.

      The insurance-dedicated mutual funds available through the Investment Portfolios may also be available in products issued by other insurance companies. These funds carry a significant risk that short-term trading may go undetected. The funds themselves generally cannot detect individual contract owner exchange activity, because they are owned primarily by insurance company separate accounts that aggregate exchange orders from owners of individual contracts. Accordingly, the funds are dependent in large part

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on the rights, ability and willingness of all participating insurance companies to detect and deter short-term trading by contract owners.

      As outlined below, we have adopted policies regarding frequent trading, but can provide no assurance that other insurance companies using the same underlying funds have adopted comparable procedures. There is also the risk that these policies and procedures concerning short-term trading will prove ineffective in whole or in part to detect or prevent frequent trading. The difficulty in detecting market timing activity may have the effect of allowing some to engage in market timing while preventing others. Please review the underlying funds' prospectuses for specific information about the funds' short-term trading policies and risks.

      FREQUENT TRADING. We have adopted policies and procedures with respect to frequent transfers. These policies apply to all Investment Portfolios except for Investment Portfolios that contain disclosure permitting active trading. As of the date of this prospectus, the only Investment Portfolios which permit active trading are the DireXion Dynamic VP HY Bond Fund, the JNF Money Market Portfolio, ProFunds, and those of the Rydex Variable Trust (other than the Rydex Funds listed in Appendix C). This list may change any time without notice. Pursuant to this policy, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in Appendix C. If only one portion of a transfer request involving multiple Investment Portfolios violates our policy, the entire transfer request is blocked.

      With the exception of contributions to, and withdrawals from, the Contract, all transfers are monitored, including without limitation, systematic transfers such as dollar cost averaging and rebalancing. Transactions are not monitored if they are scheduled at least 7 days in advance. The statement of additional information contains more information about market timing arrangements, if any, and disclosure of Investment Portfolio securities holdings to individuals, if any.

      You will be notified if you (or your agent's) transfer request is restricted or denied.

Dollar Cost Averaging Program

      The Dollar Cost Averaging Program (DCA Program) allows you to systematically transfer a set amount either monthly, quarterly, semi-annually or annually. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. However, this is not guaranteed.

      Subject to Our administrative procedures, you may select the Business Day when dollar cost averaging transfers will occur. You can sign up for the DCA Program for a specified time period. The DCA Program will end when the value in the Investment Portfolio(s) from which you are transferring is zero. A transfer request will not automatically terminate the DCA Program.

      There is no additional charge for the DCA Program. However, we reserve the right to charge for the DCA Program in the future. We reserve the right, at any time and without prior notice, to terminate, suspend or modify the DCA Program. The DCA Program may vary by state. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee". You should note that if the DCA Program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

      Dollar cost averaging does not assure a profit and does not protect against loss in declining markets. Dollar cost averaging involves continuous investment in the selected Investment Portfolio(s) regardless of fluctuating price levels of the Investment Portfolio(s). You should consider your financial ability to continue the dollar cost averaging program through periods of fluctuating price levels.

Rebalancing Program

      Once your money has been allocated among the Investment Portfolios, the performance of each Investment Portfolio may experience different gains and losses at different times, which will cause your allocation to shift. You can direct Us to automatically rebalance your Contract to return to your original Investment Allocations of Record or some other allocation of your choosing by selecting Our Rebalancing Program. When you elect the Rebalancing Program, you must specify the date on which you would like the initial rebalancing to occur and the frequency of the rebalancing (i.e. monthly, quarterly, semi-annually or annually). We will measure the rebalancing periods from the initial rebalancing date selected. You can discontinue the Rebalancing Program at any time. You can modify rebalancing percentages for future rebalancing by submitting your request prior to the next rebalancing date. Currently, there is no charge for participating in the Rebalancing Program. We reserve the right, at any time and without prior notice to impose a fee, or to terminate, suspend or modify this program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment Portfolios. For further information, see "Expenses - Transaction Fee". You should note that if the Rebalancing Program utilizes Transaction Fee Portfolios there may be significant Transaction Fees imposed.

      EXAMPLE: Assume that you want your initial Purchase Payment split between 2 Investment Portfolios. You want 40% to be in the Bond Investment Portfolio and 60% to be in the Growth Investment Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Bond Investment Portfolio now represents 50% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, Jefferson National would sell some of your units in the Bond Investment Portfolio to bring its value back to 40% and use the money to buy more units in the Growth Investment Portfolio to increase those holdings to 60%.

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Advisory Fee Withdrawals

      Jefferson National understands the importance to you of having advice from a financial advisor regarding your investments in the Contract. Certain investment advisors have made arrangements with us to make their services available to you. Jefferson National has not made any independent investigation of these investment advisors and is not endorsing such programs. You may be required to enter into an advisory agreement with your Investment Advisor to have the fees paid out of your Contract during the Accumulation Period.

      Jefferson National will, pursuant to an agreement with you, make a partial withdrawal from the value of your Contract to pay for the services of your Investment Advisor. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution, may be included in gross income for federal tax purposes, and may impact the benefits available under your contract. Further, if you are under age 59 1/2 it may be subject to a tax penalty. If the Contract is qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax advisor regarding the tax treatment of the payment of investment advisor fees from your Contract. Furthermore, please see the "Taxes - Partial 1035 Exchanges" section for further information regarding advisory fee withdrawals following a partial 1035 exchange.

Expenses
--------

      There are charges and other expenses associated with the Contract that reduces the return on your investment in the Contract. These charges and expenses are:

Subscription Fee

      We charge the Subscription Fee regardless of the amount of your Contract Value. This fee is used to reimburse us for our various expenses in establishing and maintaining the contracts. This fee is deducted from the money market Investment Portfolios you are invested in, pro rata. If you have less than $20 invested in the money market Investment Portfolios, then the remaining amount will be deducted from your non-money market Investment Portfolios, pro rata. The method by which the Subscription Fee is deducted may vary by state. We will deduct the Subscription Fee each month during the Accumulation Period and the Annuity Period. We also impose the applicable portion of the fee at death and upon full surrender of the Contract.

Guaranteed Minimum Death Benefit Fee

      If you elect the optional Guaranteed Minimum Death Benefit, We will deduct a fee. The fee is deducted on each Contract Anniversary that this benefit is in effect. If this benefit terminates on a date other than the Contract Anniversary for any reason other than death, we will deduct a proportional rider charge. Unless We agree otherwise, the fee will be deducted from the total Contract Value with each Sub-account bearing a pro rata share of such fee based on the proportionate Contract Value of each Sub-account. We will waive the fee if the benefit terminates due to death. Should any of the Sub-accounts be depleted, We will proportionally increase the deduction from the remaining Sub-accounts unless We agree otherwise.

      The fee is equal to 0.35% annually multiplied by the greater of the GMDB Base and the Contract Value.

      On the Contract Anniversary immediately following your attaining age 90, the GMDB Base will equal the Contract Value and no further GMDB Fee will be deducted. The GMDB Fee will not be deducted after the Contract Value decreases to zero. Past GMDB Fees will not be refunded.

Contract Maintenance Charge

      We impose no other contract maintenance charge.

Transaction Fee

      The Company imposes a Transaction Fee, in the amounts shown in the table below, for contributions, including initial purchase payments, and transfers into and withdrawals and transfers out of certain Investment Portfolios, including partial or complete withdrawals. This fee is used to recoup the cost of administering the transaction. The Transaction Fee will also apply to transactions in certain Investment Portfolios in connection with asset allocation, dollar cost averaging and systematic withdrawal programs. A listing of the Investment Portfolios for which the Company imposes a Transaction Fee is listed below, and is also available at the Company's Website or upon request. The Transaction Fee is waived for redemptions required for payment of the Subscription Fee or fees charged by any Investment Advisor you hire. Transaction Fees are charged twice - once for the transfer out, and once for the transfer in
- when transferring between two Investment Portfolios that impose Transaction Fees. The Transaction Fee will be deducted first from the Investment Portfolios affected, then pro-rata first from the balance of any money market portfolio(s), and then pro-rata from the balance of any other portfolio(s). If approved by us, you may elect to have these fees charged to your Investment Advisor, rather than deducted from your Contract. In the event we agree to this, but the applicable Transaction Fees are not paid within thirty (30) days by your Investment Advisor, we reserve the right to deduct the applicable Transaction Fees from your Contract. All applicable Transaction Fees are deducted from your Contract upon a request for full surrender.

--------------------------------------------------------------------------------
Transactions 1-10 per Contract year                           $49.99\transaction
--------------------------------------------------------------------------------
Transactions  11-20 per Contract year                         $39.99\transaction
--------------------------------------------------------------------------------
Transactions  21-30 per Contract year                         $29.99\transaction
--------------------------------------------------------------------------------
Transactions  31+ per Contract year                           $19.99\transaction
--------------------------------------------------------------------------------

      The Company may increase the Transaction Fee, or modify the table above. However, the Transaction Fee will never be greater than $74.99 for a single transfer. The Company charges the Transaction Fee for contributions and transfers into and transfers and withdrawals out of the following Investment
Portfolios:

--------------------------------------------------------------------------------
                           Transaction Fee Portfolios
--------------------------------------------------------------------------------
Nationwide VIT               Nationwide VIT              Nationwide VIT Mid
Bond Index                   International Index         Cap Index
--------------------------------------------------------------------------------
Nationwide VIT               Nationwide VIT Small
S&P 500 Index                Cap Index
--------------------------------------------------------------------------------

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Transaction Fee Portfolio's (continued)
--------------------------------------------------------------------------------
Vanguard Balanced            Vanguard Capital          Vanguard Diversified
                             Growth                    Value
--------------------------------------------------------------------------------
Vanguard Equity              Vanguard Equity           Vanguard Growth
Income                       Index
--------------------------------------------------------------------------------
Vanguard High                Vanguard                  Vanguard Mid-Cap
Yield Bond                   International             Index
--------------------------------------------------------------------------------
Vanguard REIT                Vanguard Short-Term       Vanguard Small
Index                        investment Grade          Company Growth
--------------------------------------------------------------------------------
Vanguard Total               Vanguard Total
Bond Market                  Stock Market
--------------------------------------------------------------------------------

This list may change at any time without notice. The Investment Portfolios for which the Company charges a Transaction Fee may not be available in all states. Certain Transaction Fee Investment Portfolios may only be available if you have hired an Investment Advisor that is approved by such Investment Portfolio. We will provide a list of these Investment Portfolios upon request.

Investment Portfolio Expenses

      There are deductions from and expenses paid out of the assets of the various Investment Portfolios, which are described in the Investment Portfolio prospectuses. The Investment Portfolio Expenses are included as part of Our calculation of the value of the Accumulation Units and the Annuity Units. We reserve the right to charge transfer fees imposed by the Investment Portfolios for excessive transfers.

Transfer Fee

      Other than any applicable Transaction Fees described above, We impose no transfer fee for transfers made during the Accumulation Period or Annuity Period. We reserve the right to impose a fee, not to exceed $25, for excessive transfers after notifying You in advance. Any such fee would be used to recoup the cost of administering the transfer.

Premium Taxes

      Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the Contract Value for them. These taxes are generally due either when premium payments are made or when Annuity Payments begin. It is Our current practice to deduct these taxes when the tax is due. Premium taxes currently range from 0% to 3.5%, depending on the jurisdiction. For a list of states and taxes, see Appendix E.

Income Taxes

      Jefferson National will deduct from the Contract for any income taxes which we incur because of the Contract. At the present time, we are not making any such deductions.

Contract Value

      Your Contract Value is the sum of your assets in the Sub-accounts of the Separate Account. The value of any assets in the Sub-accounts(s) will vary depending upon the investment performance of the Investment Portfolio(s) you choose. In order to keep track of your Contract Value in a Sub-account, we use a unit of measure called an Accumulation Unit. During the Annuity Period of your Contract we call the unit an Annuity Unit. Your Contract Value is affected by the investment performance of the Investment Portfolios, the expenses of the Investment Portfolios and the deduction of fees and charges under the Contract. If your Contract Value is zero, we reserve the right to surrender your Contract.

Accumulation Units

      Every Business Day, we determine the value of an Accumulation Unit for each of the Investment Portfolios by multiplying the Accumulation Unit value for the previous Business Day by a factor for the current Business Day. The factor is determined by dividing the value of a Sub-account share at the end of the current Business Day (and any charges for taxes) by the value of a Sub-account share for the previous Business Day.

      The value of an Accumulation Unit may go up or down from Business Day to Business Day.

      When you make a Purchase Payment, we credit your Contract with Accumulation Units. The number of Accumulation Units credited is determined by dividing the amount of the Purchase Payment allocated to a Sub-account, less any applicable Transaction Fees described above, by the value of the Accumulation Unit for that Sub-account on that Business Day. When you make a withdrawal, we deduct Accumulation Units from your Contract representing the withdrawal. We also deduct Accumulation Units when we deduct certain charges under the Contract. Whenever we use an Accumulation Unit value, it will be based on the value next determined after receipt of the request or the Purchase Payment.

      We calculate the value of an Accumulation Unit for each Sub-account after the New York Stock Exchange closes each Business Day and then credit your Contract.

      EXAMPLE: On Wednesday we receive an additional Purchase Payment of $10,000 from you. You have told Us you want this to go to the Balanced Portfolio Investment Portfolio, which is not a Transaction Fee Investment Portfolio. When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit for the Balanced Portfolio Sub-account is $12.50. We then divide $10,000 by $12.50 and credit your Contract on Wednesday night with 800 Accumulation Units for the Balanced Portfolio Sub-account.

Access To Your Money

      You can have access to the money in your Contract:

      1.    by making a withdrawal (either a partial or a complete withdrawal);

      2.    by electing to receive Annuity Payments; or

      3.    when a death benefit is paid to your Beneficiary.

      Withdrawals can only be made during the Accumulation Period.

      When you make a complete withdrawal, you will receive the Contract Value on the Business Day you made the withdrawal, less any pro rata Subscription fees and less any applicable Transaction Fees and GMDB Fees.


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      You must tell Us which Investment Portfolios you want a partial withdrawal to come from. Under most circumstances, the amount of any partial withdrawal from any Investment Portfolio must be for at least $500. There is no minimum required if the partial withdrawal is pursuant to our Systematic Withdrawal
Program (see below). The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment
Portfolios. For further information, see "Expenses - Transaction Fee".

      Jefferson National will pay the amount of any withdrawal from the Investment Portfolios within 7 days of your request in good order unless the Suspension of Payments or Transfers provision (see below) is in effect.

      A withdrawal may result in tax consequences (including an additional 10% tax penalty under certain circumstances).

Systematic Withdrawal Program

      The Systematic Withdrawal Program allows you to receive automatic payments either monthly, quarterly, semi-annually or annually. Subject to Our administrative procedures, you can instruct Us to withdraw a specific amount, which can be a percentage of the Contract Value, or a dollar amount. All systematic withdrawals will be withdrawn from the Investment Portfolios on a pro-rata basis, unless you instruct Us otherwise. You may elect to end the Systematic Withdrawal Program by notifying Us prior to the next systematic withdrawal. The Systematic Withdrawal Program will terminate automatically when the Contract Value is exhausted. We do not currently charge for the Systematic
Withdrawal Program. The Company imposes a Transaction Fee for contributions and transfers into and withdrawals and transfers out of certain Investment
Portfolios. For further information, see "Expenses - Transaction Fee". You should note that if the Systematic Withdrawal program utilizes Transaction Fee portfolios there may be significant Transaction Fees imposed.

      Income taxes, tax penalties and certain restrictions may apply to systematic withdrawals.

Suspension of Payments or Transfers

      We may be required to suspend or postpone withdrawals or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the Investment Portfolios is not reasonably practicable or we cannot reasonably value the shares of the Investment Portfolios;

      4. during any other period when the SEC, by order, so permits for the protection of owners.

      If mandated under applicable law, we may be required to reject a Purchase
Payment and/or otherwise block access to an owner's Contract and thereby refuse to pay any request for transfers, partial withdrawals, surrenders, or death benefits. Once blocked, monies would be held in that Contract until instructions are received from the appropriate regulator.

Death Benefit
-------------

Upon Your Death During the Accumulation Period

      If you, or your Joint Owner, die before Annuity Payments begin, we will pay a death benefit to your Beneficiary. If you have a Joint Owner, the surviving Joint Owner will be treated as the primary Beneficiary. Any other
Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary. The terms of the payment of the death benefit will be controlled by Internal Revenue Code Section 72(s) and its regulations for non-qualified contracts or Internal Revenue Code 401(a)(9) and its regulations for qualified contracts.

      The Contract Value for purposes of calculating any Death Benefit Amount will be determined as of the Business Day we receive due proof of death and an election for the payment method (see below). After the Death Benefit Amount is calculated, it will remain in the Investment Portfolios until distribution begins. Until we distribute the Death Benefit Amount, the Death Benefit Amount in the Investment Portfolios will be subject to investment risk, which is borne by the Beneficiary. If you designate multiple beneficiaries, upon payment of the Death Benefit Amount to the first beneficiary, the remaining Death Benefit
Amount will be placed in a money market account until we receive an election for the payment of the remaining Death Benefit Amount.

Standard Death Benefit Amount During the Accumulation Period

      The Death Benefit Amount will be the Contract Value, less the applicable portion of the Subscription Fee and any applicable premium taxes and Transaction
Fees, at the time we receive due proof of death and a payment election.

Optional Guaranteed Minimum Death Benefit Amount During the Accumulation Period

      For an extra charge, at the time you purchase the Contract, you can choose the optional Guaranteed Minimum Death Benefit. In general terms, this option will provide you a benefit if you die at a time when your Contract Value is less than the Purchase Payments you have made. This option may only be elected if you have not attained age 81. Under this option, if you die prior to the Contract
Anniversary immediately following you attaining age 90, the Death Benefit Amount will be the greater of:

      (1)   the GMDB Base; and

      (2) the Net Contract Value as of the Business Day We receive due proof of death and a payment election.

      The GMDB Base equals the total of all Purchase Payments, less any Adjusted
Partial Withdrawal and any premium taxes, as applicable.

      If death occurs on or after the Contract Anniversary immediately following your attaining age 90 (for Joint Owners, the age of the oldest Owner or Annuitant, if applicable, controls), the Death Benefit Amount will be equal to the Net Contract Value as of the Business Day We receive due proof of death and a payment election.

      If Joint Owners are named, the Death Benefit Amount is determined based on the age of the oldest Owner and is payable on the first death. If the Owner is a non-natural person, the death of an Annuitant will be treated as the death of the Owner. In this situation, if more than one Annuitant is named, the Death
Benefit Amount is determined based on the age of the oldest Annuitant and is payable on the first death.

      If you take a partial withdrawal at a time when the Death


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Benefit Amount is greater than your Contract Value, then your Death Benefit
Amount may be reduced by an amount greater than the amount withdrawn.

      See Exhibit F for examples of the calculation of the Guarenteed Minimum
Death Benefit. Unless the Owner has previously elected a death benefit payment option, a Beneficiary who is a spouse of the deceased Owner may elect to continue the Contract in his or her own name at the then current Death Benefit
Amount, which amount shall be deemed to be the initial Purchase Payment for purposes of the GMDB Base of the continued Contract.

      The optional Guaranteed Minimum Death Benefit will terminate without value on the occurrence of any of the following:

      1. the date there is a change of owner or joint owner (or annuitant if any owner is a non-natural person);

      2.    the Annuity Date;

      3.    the date the Contract terminates;

      4.    the date the Contract Value decreases to zero;

      Once cancelled, all rights and benefits under the optional GMDB terminate.
We will assess the current year GMDB Fee at the time of cancellation prorated by the time elapsed for the Contract Year. Past GMDB Fees will not be refunded.
This option may not be available in all states.

Payment of the Death Benefit During the Accumulation Period

      Unless already selected by you, a Beneficiary must elect to have the Death
Benefit Amount paid under one of the options described below in the event of the death of the Owner or Joint Owner during the Accumulation Period (including without limitation, non-qualified stretch options, which may vary by state).

      OPTION 1 --lump sum payment of the Death Benefit Amount; or

      OPTION 2 --the payment of the entire Death Benefit Amount within 5 years of the date of death of the Owner or Joint Owner; or

      OPTION 3 --payment of the Death Benefit Amount under an Annuity Option over the lifetime of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distribution at least annually, beginning within 1 year of the date of the death of the Owner or any Joint
Owner.

      Unless you have previously designated one of the payment options above, a Beneficiary who is a spouse of the deceased Owner may elect to:

      o     continue the Contract in his or her own name at the then current
            Death Benefit Amount;

      o     elect a lump sum payment of the Death Benefit Amount; or

      o     apply the Death Benefit Amount to an Annuity Option.

      A "spouse" is as defined under Federal law and specifically does not include a Civil Union or Domestic Partner.

      If a lump sum payment is requested, the Death Benefit Amount will be paid within 7 days, unless the Suspension of Payments provision is in effect. Payment to the Beneficiary, in any other form than a lump sum, may only be elected during the 60 day period beginning with the date of receipt by Us of due proof of death.

Death of Contract Owner During the Annuity Period

      If you or a Joint Owner, who is not the Annuitant, dies during the Annuity
Period, any remaining Annuity Payments under the Annuity Option elected will continue at least as rapidly as under the method of distribution in effect at the time of the Owner's or Joint Owner's death. Upon the Owner's death during the Annuity Period, the Beneficiary becomes the Owner. Upon the death of any Joint Owner during the Annuity Period, the surviving Owner, if any, will be treated as the primary Beneficiary. Any other Beneficiary designation on record at the time of death will be treated as a contingent Beneficiary.

Death of Annuitant

      If the Annuitant, who is not an Owner or Joint Owner, dies during the Accumulation Period, you, the Owner, will automatically become the Annuitant. A change of Annuitant by the Owner may result in a taxable event. You may designate a new Annuitant subject to Our approval. If the Owner is a non-natural person (for example, a corporation), then the death of the Annuitant will be treated as the death of the Owner, and a new Annuitant may not be named.

      Upon the death of the Annuitant during the Annuity Period, the death benefit, if any, will be as provided for in the Annuity Option selected. The death benefit will be paid at least as rapidly as under the method of distribution in effect at the Annuitant's death.

Annuity Payments (The Annuity Period)
-------------------------------------

      Under the Contract you can receive regular income payments. We call these payments Annuity Payments. You can choose the date on which the Annuity Payments begin. We call that date the Annuity Date. The Annuitant is the person whose life we look to when we determine Annuity Payments.

      You can select any Annuity Date provided it is a date after the end of the Free Look Period. The Annuity Date must be at least two (2) years after the Contract issue date (may vary by state), but may not be later than the maximum date permitted under applicable state law.

      For a Contract held as an IRA, once you attain age 70 1/2, you are required to either annuitize the Contract or take the required minimum distribution under the Code.

      You can also choose among income plans. We call those Annuity Options. You can select an Annuity Option. You can change it at any time prior to 30 days before the Annuity Date. If you do not choose an Annuity Option, we will assume that you selected Option 2 which provides a life annuity with 10 years of guaranteed payments.

      During the Annuity Period, you can choose to have fixed Annuity Payments
(these payments will come from Jefferson National's general account), variable
Annuity Payments (these payments will be based on the performance of the Investment Portfolios) or a combination of both. If you choose a fixed Annuity
Option, your Account Value, minus any applicable fees, is placed in our general account. Our general account is not registered under the federal securities laws and it is generally not subject to its provisions. See your Contract for more information regarding the Fixed Account. If you do not tell Us otherwise, your Annuity Payments will be based on the investment allocations that were in place on the Annuity Date.


                                                                              22
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Annuity Payment Amount

      If you choose to have any portion of your Annuity Payments based on the performance of the Investment Portfolio(s), the dollar amount of your Annuity
Payment will depend upon:

      1)    the Contract Value, minus any applicable fees, or the Death Benefit
            Amount (if the Annuity Option is selected to pay the Death Benefit
            Amount) applied to an Annuity Option on the Annuity Date;

      2) the 3% or 5% (as you selected) assumed investment rate (AIR) performance used in the annuity table for the Contract;

      3) the performance of the Investment Portfolio(s) you selected, less any applicable Transaction Fees; and

      4)    the Annuity Option you select.

      No Transaction Fees are imposed when we make withdrawals to fund an Annuity Payment. Transaction Fees are incurred if you instruct us to transfer money into or transfer money out of Investment Portfolio(s) upon which we impose
Transaction Fees. For further information, see "Expenses - Transaction Fee".

      You can choose either a 3% or a 5% assumed investment rate (AIR). If the actual performance exceeds the 3% or 5% (as you selected) AIR, your Annuity
Payments will increase. Similarly, if the actual performance is less than 3% or 5% (as you selected) AIR, your Annuity Payments will decrease. Using a higher
AIR results in a higher initial Annuity Payment, but later Annuity Payments will increase more slowly when the investment performance rises and decrease more rapidly when investment performance decreases.

      On the Annuity Date, the Contract Value, less any premium tax, and less the Subscription Fee, and if applicable, the GMDB Fee, will be applied under the Annuity Option you selected.

      Annuity Payments are made monthly unless you have less than $5,000 to apply toward purchasing an Annuity Option. In that case, we may make a single lump sum payment to you instead of Annuity Payments. Likewise, if your Annuity
Payments would be less than $50 a month, we have the right to change the frequency of payments so that your Annuity Payments are at least $50.

      Unless you notify Us otherwise, we will pay the Annuity Payments to you.
You can change the payee at any time prior to the Annuity Date. Income from any distribution will be reported to you for tax purposes.

Annuity Options

      You can choose one of the following Annuity Options or any other Annuity
Option which is acceptable to Us. After Annuity Payments begin, you cannot change the Annuity Option.

      OPTION 1. INCOME FOR LIFE. We will pay monthly Annuity Payments during the lifetime of the Annuitant. We will stop making payments when the Annuitant dies.
Accordingly, if you select this option and die after the first annuity payment is made but before the second annuity payment is made, you will only receive one annuity payment.

      OPTION 2. INCOME FOR LIFE WITH PAYMENT GUARANTEED FOR A FIXED NUMBER OF
YEARS. We will make monthly Annuity Payments so long as the Annuitant is alive.
However, when the Annuitant dies, if we have made Annuity Payments for less than the guaranteed period you selected (5, 10 or 20 years), we will then continue to make Annuity Payments to the Beneficiary for the rest of the guaranteed period.
Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, after the Annuitant dies, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity
Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 3. INCOME FOR A SPECIFIED PERIOD. We will make monthly Annuity
Payments for a fixed period of time (3 to 20 years). When the Annuitant dies, any amount remaining will be paid to the Beneficiary. Annuity Payments to the Beneficiary will be made at least as rapidly as under the method of payment being used at the time of the Annuitant's death. However, the Beneficiary may elect to receive a single lump sum payment which will be equal to the present value of the remaining Annuity Payments (as of the date of proof of death) discounted at the assumed investment rate (AIR) for a variable Annuity Option.

      OPTION 4. JOINT AND SURVIVOR INCOME FOR LIFE. We will make monthly Annuity
Payments so long as the Annuitant and a joint Annuitant are both alive. When either of these people die, the amount of the Annuity Payments we will make to the survivor can be equal to 100%, 66% or 50% of the amount that we would have paid if both were alive.

Taxes
-----

      NOTE: Jefferson National has prepared the following information on taxes as a general discussion of the subject. Further information on taxes is contained in the Statement of Additional Information. It is not intended as tax advice to any individual. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract. You should consult your tax adviser about your own circumstances.

Annuity Contracts in General

      When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your Contract is called a Qualified
Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Tax Status of the Contracts

      Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

      Diversification Requirements. The Code requires that the investments of each investment division of the variable account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for


                                                                              23
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Federal income tax purposes. It is intended that each investment division, through the Investment Portfolio in which it invests, will satisfy these diversification requirements.

      Owner Control. In certain circumstances, owners of variable annuity contracts have been considered for Federal income tax purposes to be the owners of the assets of the variable account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the Contract owners have been currently taxed on income and gains attributable to the variable account assets. While We believe that the Contracts do not give owners investment control over variable account assets, We reserve the right to modify the Contracts as necessary to prevent an owner from being treated as the owner of the variable account assets supporting the Contract.

      Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract. The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

      Distributions from a Tax Sheltered Annuity, Individual Retirement Annuity,
SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2.
Distributions may be paid in a lump sum or in substantially equal payments over periods of time specified in the Code and applicable Treasury Regulations. The rules for Roth IRAs do not require distributions to begin during the Owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

      If the Owner dies before the required beginning date (in the case of a Tax
Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution periods, which are discussed in the Statement of Additional Information.

      For Individual Retirement Annuities, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an Individual Retirement
Annuity, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non-taxable distributions for all years, and the total balance of all Individual Retirement Annuities, SEP
IRAs or Simple IRAs. Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions".

      Other rules may apply to Qualified Contracts.

Taxation of Non-Qualified Contracts

      Non-Natural Person. If a non-natural person (e.g., a corporation or certain trusts) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the Contract value over the investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective Owner that is not a natural person should discuss these with a tax adviser.

      The following discussion generally applies to Contracts owned by natural persons.

      Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract value immediately before the distribution over the Owner's investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

      Penalty Tax on Certain Withdrawals. In the case of a distribution from a Non-Qualified Contract, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

      o     made on or after the taxpayer reaches age 59 1/2;

      o     made on or after the death of an Owner;

      o     attributable to the taxpayer's becoming disabled; or

      o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer and the Beneficiary. If the series of substantially equal periodic payments is modified before the later of the Owner attaining age 59 1/2 or five years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

      Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above.
Also, additional exceptions apply to distributions from a Qualified Contract.
You should consult a tax adviser with regard to exceptions from the penalty tax.

      Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each Annuity
Payment is generally not taxed and the remainder is taxed as ordinary income.
The non-taxable portion of an Annuity Payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of Annuity Payments, as


                                                                              24
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determined when Annuity Payments start. Once your investment in the Contract has been fully recovered, however, the full amount of each Annuity Payment is subject to tax as ordinary income.

      Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

      It is possible that the IRS may take the position that charges for the optional Guaranteed Minimum Death Benefit are deemed to be taxable distributions to you. Although We do not believe that such charges should be treated as taxable distributions, you should consult your tax advisor prior to selecting this option.

      Transfers, Assignments or Exchanges of a Contract. A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain maturity dates, or the exchange of a contract may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment or exchange, should consult a tax advisor as to the tax consequences.

      Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

      Multiple Contracts. All Non-Qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

      Partial 1035 Exchanges. The Internal Revenue Service issued Rev. Proc.
2008-24 that indicates that in the case of a Non-Qualified Contract, if a withdrawal is taken from either the original annuity contract or the receiving annuity contract within the 12-month period following a partial 1035 exchange that the partial 1035 exchange will not receive tax-free treatment. Thus, the tax-free nature of the partial exchange will be lost and the exchange will be retroactively treated as a taxable withdrawal (on the lesser of the earnings in the original contract or the amount exchanged). There are some exceptions to this rule and a prospective Owner should discuss any contemplated partial 1035 for a Non-Qualified Contract with a tax adviser.

      Owner (Investor) Control. For variable contracts, tax deferral depends on the insurance company and not you having control of the assets held in the separate accounts. You can allocate some or all of your Account Value from one fund of the separate account to another but you cannot direct the investments each fund makes. If you have too much "investor control" of the assets supporting the separate account funds, then you will be taxed on the gain in the contract as it is earned rather than when it is withdrawn.

      In 2003, the Internal Revenue Service ("IRS") in Revenue Ruling 2003-91, issued formal guidance that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors, including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment.
The Revenue Ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment but stated that whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances. In describing the acceptability of the 20 fund options in the ruling, the IRS indicated that each fund had a different investment strategy and that the investment strategies of each fund was sufficiently broad to prevent the policyholder from making particular investment decisions through investment in a fund.

      The Revenue Ruling considered certain variable annuity and variable life insurance contracts and held that the types of actual and potential control that the contract owners could exercise over the investment assets held by the insurance company under the variable contracts was not sufficient to cause the contract owners to be treated as the owners of those assets and thus to be subject to current income tax on the income and gains produced by those assets.
Under this Contract, like the contracts described in the Revenue Ruling, there will be no arrangement, plan, contract, or agreement between the Contract Owner and the Company regarding the availability of a particular investment option and, other than the Contract Owner's right to allocate premium payments and transfer funds among the available subaccounts, all investment decisions concerning the subaccounts will be made by Us or an advisor in its sole and absolute discretion.

      Contracts such as this one, with more than 20 fund options, raise investor control concerns. It is possible that the IRS may determine that due to the number of different fund options and the fact that some funds may have the same investment strategy, there is an investor control issue with this Contract.
However, at this time We believe that due to the lack of any arrangement, plan, contract or agreement between the contract holder and Us concerning the availability of particular options, based on the totality of the facts and circumstances, this contract satisfies the current IRS requirements.

      At this time, it cannot be determined whether additional guidance will be provided by the U.S. Treasury on this issue and what standards may be contained in such guidance. Should the U.S. Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between or among underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Contract would no longer qualify for tax deferred treatment under section 72 of the Code, the Company reserves the right to modify the Contract to the extent required to maintain favorable tax treatment.

Taxation of Qualified Contracts

      The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and


                                                                              25
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conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the
Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the
Contract comply with the law. The Statement of Additional Information contains a summary discussion of certain tax rules generally applicable to Individual
Retirement Accounts (IRAs), as defined in Section 408 of the Code, Roth IRAs, as described in Code Section 408A, corporate pension and profit-sharing plans under
Section 401(a) of the Code, Tax Sheltered Annuities under section 403(b) of the
Code and certain deferred compensation plans under Code Section 457.

Required Minimum Distributions

      Generally, distributions from a qualified plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

Seek Tax Advice

      The above description of federal income tax consequences of the different types of qualified plans which may be funded by the contracts offered by this prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of qualified plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contract Owner considering adoption of a qualified plan and purchase of a Contract in connection therewith should first consult a qualified tax advisor, with regard to the suitability of the contract as an investment vehicle for the qualified plan.

Possible Tax Law Changes

      Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

      We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that Contract
Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information
-----------------

Legal Proceedings

      Like other life insurance companies, there is a possibility that we may become involved in lawsuits. Currently, however, there are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate
Account are subject. Neither Jefferson National nor Jefferson National
Securities Corporation, the distributor of the Contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to the Separate Account.

      On August 9, 2004, Jefferson National and Inviva, Inc., a shareholder of
Jefferson National, and its former parent, without admitting or denying any wrongdoing, settled an administrative proceeding with the Securities and Exchange Commission ("SEC") regarding disclosure of "market timing" arrangements which, to the greatest extent, involved The Monument variable annuity and, to a much lesser extent, the Advantage Plus variable annuity. The market timing arrangements were in place when Inviva acquired Jefferson National in October
2002 and were terminated in October 2003. Under the terms of the settlement, a $5 million pool, $1.5 million of which is characterized as a penalty, has been established for distribution to investors who have suffered losses by virtue of the market timing. This pool will be distributed in accordance with a methodology developed by an independent distribution consultant acceptable to the SEC.

      On August 9, 2004, Jefferson National and Inviva submitted a Stipulation of Settlement to the New York Attorney General ("NYAG") based on the same set of facts, again without admitting or denying any wrongdoing. The settlement with NYAG recognizes the payments being made in connection with the SEC settlement and did not require Jefferson National or Inviva to make any additional payments.

The Separate Account

      We established a separate account to hold the assets that underlie the Contracts. Jefferson National Life Annuity Account G serves the variable annuity portion of the Contract. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999, it was known as
Great American Reserve Variable Annuity Account G. The Board of Directors of
Jefferson National adopted a resolution to establish the Separate Account under Texas Insurance law on January 18, 1996. Jefferson National Life Annuity Account
G is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Jefferson National Life Annuity
Account G is divided into Sub-accounts. Registration under the 1940 Act does not involve the supervision by the SEC of the management or investment policies or practices of the variable account. The Separate Account is regulated by the Texas Department of Insurance. Regulation by the state, however, does not involve any supervision of the Separate Account, except to determine compliance with broad statutory criteria.

      The assets of the Separate Account are held in Our name on behalf of the Separate Account and legally belong to Us. However, those assets that underlie the Contract are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the Contracts and not against any other Contracts we may issue.

      Where permitted by law, we may:

      o     create new Separate Accounts;

      o combine separate accounts, including combining the Separate Account with another separate account established by the Company;


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      o     transfer assets of the Separate Account, which we determine to be associated with the class of policies to which this policy belongs, to another separate account;

      o     transfer the Separate Account to another insurance company;

      o     add new Sub-accounts to or remove Sub-accounts from the Separate
            Account, or combine Sub-accounts;

      o     make the Sub-accounts available under other policies we issue;

      o     add new Investment Portfolios or remove existing Investment
            Portfolios;

      o     substitute new Investment Portfolios for any existing Investment
            Portfolio which we determine is no longer appropriate in light of the purposes of the Separate Account;

      o deregister the Separate Account under the Investment Company Act of 1940; and

      o operate the Separate Account under the direction of a committee or in another form.

Distributor

      Jefferson National Securities Corporation (JNSC), 9920 Corporate Campus
Drive, Suite 1000, Louisville, Kentucky 40223, acts as the distributor of the Contracts. JNSC is a broker-dealer registered under the Securities Exchange Act of 1934 and a member of the Financial Industry Regulatory Authority. Sales of the Contracts may be made by registered representatives of broker-dealers authorized to sell the Contracts. The registered representatives of the broker-dealers will also be licensed insurance representatives of Jefferson
National. See the Statement of Additional Information for more information.

      We pay no Commissions to broker-dealers who sell the Contracts. Under certain circumstances, payments may be made to certain sellers, third party money managers, third party marketing organizations or Investment Advisors for other services not directly related to the sale of contracts.

Financial Statements

      Our financial statements have been included in the Statement of Additional
Information and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the Investment
Portfolios. The value of the Investment Portfolios is affected primarily by the performance of the underlying investments.

      The financial statements of Jefferson National Life Annuity Account G are included in the Statement of Additional Information.

Independent Registered Public Accounting Firm

      The statutory-basis financial statements of Jefferson National Life
Insurance Company as of December 31, 2008 and 2009, and for each of the three years in the period then ended December 31, 2009, and the financial statements of Jefferson National Life Annuity Account G as of December 31, 2009 and for each of the two years in the period then ended December 31, 2009 appearing in this Statement of Additional Information have been audited by BDO Seidman LLP, Independent Registered Public Accounting Firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


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APPENDIX A
-- MORE INFORMATION ABOUT THE INVESTMENT PORTFOLIOS

Below is a summary of the investment objectives and strategies of each Investment Portfolio available under the Contract. There can be no assurance that the investment objectives will be achieved. The Investment Portfolio prospectuses contain more complete information including a description of the investment objectives, policies, restrictions and risks of each Investment
Portfolio. The following descriptions are qualified in their entirety by the prospectus for each Investment Portfolio.

THE ALGER PORTFOLIOS

Alger Capital Appreciation

The Fund's objective is long term capital appreciation. Under normal circumstances, the Portfolio invests at least 85% of its net assets plus any borrowings for investment purposes in equity securities of companies of any market capitalization that the Manager believes demonstrate promising growth potential. The Portfolio can leverage, that is, borrow money to buy additional securities. By borrowing money, the Portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.

Alger Large Cap Growth

The Fund's objective is long term capital appreciation. The Portfolio focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Portfolio will invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000
Growth.

Alger Mid Cap Growth

The Fund's objective is long term capital appreciation. The Portfolio focuses on mid-sized companies that the Manager believes demonstrate promising growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index.

Alger Small Cap Growth

The Fund's objective is long term capital appreciation. The Portfolio focuses on small, fast-growing companies that the Manager believes offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index.

ALLIANCEBERNSTEIN L.P.

AllianceBernstein Growth and Income (Class A)

The Portfolio's investment objective is long-term growth of capital. The
Portfolio invests primarily in the equity securities of U.S. companies that the Adviser believes are undervalued. The Adviser believes that, over time, a company's stock price will come to reflect its intrinsic economic value. The
Adviser uses a disciplined investment process to evaluate the companies in the Adviser's extensive research universe. The Portfolio may invest in companies of any size and in any industry.

AllianceBernstein International Growth (Class B)

The Portfolio's investment objective is long-term growth. The Porftolio invests primarily in an international Portfolio of equity securities of companies located in both developed and emerging countries. The Portfolio's investment process relies upon comprehensive fundamental company research produced by the Adviser's large research team of analysts covering both developed and emerging markets around the globe.

AllianceBernstein International Value (Class B)

The Portfolio's investment objective seeks long-term growth. The Portfolio invests primarily in a diversified Portfolio of equity securities of established companies selected from more than 40 industries and more than 40 developed and emerging market countries. The Portfolio invests in companies that are determined by the Adviser's Bernstein unit to be undervalued, using a fundamental value approach.

AllianceBernstein Small Cap Growth (Class B)

The Portfolio's investment objective seeks long-term growth. The Portfolio invests at least 80% of its net assets in equity securities of smaller companies. These companies fall within the lowest 20% of the total U.S. equity market capitalization. The Adviser looks for companies whose prospective earnings growth has been underestimated by the marketplace or whose earnings prospects are not fully reflected in current market valuations.

AllianceBernstein Small Mid Cap Value (Class B)

The Portfolio's investment objective is long-term growth of capital. The
Portfolio invests primarily in a diversified Portfolio of equity securities of small- to mid-capitalization U.S. companies, generally representing 60 to 125 companies. For purposes of this policy, "small- to mid-capitalization companies" are those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2500(R) Value Index and the greater of $5 billion or the market capitalization of the largest company in the Russell
2500(R) Value Index. Under normal circumstances, the Portfolio will invest at least 80% of its net assets in these types of securities.

ALPS VARIABLE INSURANCE TRUST

AVS Listed Private Equity (Class II)

The Portfolio seeks to maximize total return which consists of appreciation on its investments and a variable income stream.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century VP Balanced (Class I)

The Fund seeks long-term capital growth and current income. Two consistent equity & fixed income investment processes combined in 1 portfolio (60% equities/40% bonds). For the


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equity portion, managers use quantitative techniques to rank the 1,500 largest
US stocks measured by the value & growth potential of each stock. Next, they optimize the portfolio to achieve an optimal balance between risk & expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 Index without taking on significant additional risk. The bond portion is invested in a diversified portfolio of high-grade government, corporate and asset-backed securities payable in U.S. currency. (At time of purchase, at least 80% of the bond assets are rated in the 3 highest categories, up to 20% are rated in the fourth category, and up to 15% are rated in the fifth category.) Normally, weighted average maturity for the bond portfolio is in the 3-10 yr range.

American Century VP Income & Growth (Class I)

The Fund seeks capital growth by investing in common stocks. Income is a secondary objective. Seeks dividend yield and total return potential above the S&P 500 Index without taking on above market risk. Management selects from a database of 1500 largest U.S. stocks and uses a proprietary valuation model to rank higher yielding stocks based on attractiveness of growth and value characteristics. Portfolio is built using optimization techniques to maximize returns and minimize risk.

American Century VP Inflation Protection (Class II)

The Fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation. Invests substantially all assets in invest-grade debt securities. Normally invests over 50% of assets in inflation-adjusted debt securities designed to protect the purchasing power of the money invested:
Treasury inflation-indexed securities (TIPS), and inflation-indexed securities issued by U.S. government agencies and instrumentalities and potentially some corporations and foreign governments. Fund managers are not limited to a specific weighted average maturity range in order to adjust to market conditions, inflation rate and periods of rising or falling interest rates. For investors seeking inflation protection and diversification in their bond portfolio.

American Century VP International (Class I)

The Fund seeks capital growth. The Fund invests primarily in fast growing, mid- to large-cap stocks in developed markets outside the U.S. Not constrained by index or country weightings, providing the potential to outperform the fund's benchmark. Strict liquidity guidelines and diversification across sectors, industries and countries enables the management team to control risk.

American Century VP Large Company Value (Class I)

The Fund seeks long-term capital growth. Income is a secondary objective. In selecting stocks for the fund, the portfolio managers look for companies whose stock price may not adequately reflect the company's value. The manager's attempt to purchase the stock of these undervalued companies and hold it until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. The fund invests primarily in larger companies. Under normal market conditions, the fund will have at least
80% of its assets in equity securities of companies comprising the Russell 1000
Index.

American Century VP Mid Cap Value

The Fund seeks long-term capital growth. Income is a secondary objective. The
Portfolio managers look for companies whose stock price may not reflect the company's value. The managers attempt to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Under normal market conditions, the portfolio managers will invest at least 80% of the Fund's assets in medium size companies. The portfolio managers consider medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000 Index, excluding the largest 100 such companies.

American Century VP Ultra (Class I)

The Fund seeks long-term capital growth. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings, revenues and/or cash flow. The portfolio managers use a variety of analytical research tools and techniques to identify the stocks of larger-sized companies that appear to have the best opportunity of sustaining long-term, above-average growth. The portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts.

American Century VP Value (Class I)

The Fund seeks long-term capital growth with income as a secondary objective.
Pursues a strict value approach to identify companies that management believes are undervalued at the time of purchase. Buys companies with compelling business characteristics, such as good cash flow, balance sheet and dividends. Stocks are sold when they return to fair market value.

American Century VP Vista (Class I)

The Fund seeks long term capital growth. The portfolio managers look for stocks of medium-sized and smaller companies they believe will increase in value over time, using investment strategies developed by American Century. In implementing this strategy, the portfolio managers make their investment decisions based primarily on their analysis of individual companies, rather than on broad economic forecasts. Management of the fund is based on the belief that, over the long term, stock price movements follow growth in earnings and revenues. The portfolio manager's principal analytical technique involves the identification of companies with earnings and revenues that are not only growing, but growing at an accelerating pace.

CREDIT SUISSE TRUST

Credit Suisse Trust Commodity Return Strategy

The Portfolio is designed to achieve positive total return relative to the performance of the Dow Jones-UBS Commodity Index Total Return ("DJ-UBS Index").
The Portfolio intends to invest its assets in a combination of commodity-linked derivative instruments and fixed income securities. Gains exposure to commodities markets by investing in structured notes whose principal and/or coupon payments are linked to the DJ-UBS Index and swap agreements on the DJ-UBS
Index. May invest up to 25% of its


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total assets in the Subsidiary, a wholly owned subsidiary of the Portfolio formed in the Cayman Islands, which has the same investment objective as the Portfolio and has a strategy of investing in commodity-linked swap agreements and other commodity-linked derivative instruments, futures contracts on individual commodities or a subset of commodities and options on them. Invests in a Portfolio of fixed income securities normally having an average duration of one year or less, and emphasizes investment-grade fixed income securities. May invest without limit in U.S. dollar-denominated foreign securities and may invest up to 30% of its assets in non-U.S. dollar-denominated securities.

THE DIREXION INSURANCE TRUST

DireXion Dynamic VP HY Bond

The Portfolio's objective is to maximize total return (income plus capital appreciation). Invests at least 80% of assets primarily in debt instruments, including convertible securities, and derivatives of such instruments, with an emphasis on lower-quality, high yield debt. Designed primarily for experienced investors, Fund is frequently used by those engaging in active trading or those following an asset allocation strategy. To accommodate frequent trading, Portfolio is positioned to maintain enough liquidity to meet potential redemptions by active shareholders while gaining exposure to the high yield bond market. It may invest a substantial portion or even all assets in derivative securities, such as futures, options, swaps, options on futures, financial instruments such as futures and options on high yield bond indices, and baskets of high yield securities based on various high yield bond indices.

DREYFUS CORPORATION

Dreyfus Small Cap Stock Index

The Portfolio seeks to match the performance of the Standard & Poor's SmallCap
600 Index. To pursue this goal, the Fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is tied to the index. The Fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The Fund's Portfolio investments are selected by a "sampling" process based on market capitalization, industry representation and other means.
Sampling is a statistical process used to select stocks so that the Portfolio has investment characteristics that closely approximate those of the index. The
Fund expects to invest in approximately 500 or more of the stocks in the S&P
SmallCap 600 Index. However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does. The S&P
SmallCap 600 Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $200 million and $1.0 billion, depending on index composition. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). This means that, generally, larger companies have greater representation in the index than small companies. The
Fund may also use stock index futures as a substitute for the sale or purchase of securities.

Dreyfus Socially Responsible Growth Fund, Inc.

The Portfolio seeks capital growth with current income as a secondary goal. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500(R)
Index in proportion to their weighting in the index. The Fund attempts to have a correlation between its performance and that of the S&P 500 Index of at least
..95 before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The S&P 500 Index is an unmanaged index of 500 common stocks chosen to reflect the industries of the U.S. economy and is often considered a proxy for the stock market in general. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares
(i.e., those shares available to public investors) divided by the company's total shares outstanding, which means larger companies with more available float shares have greater representation in the index than smaller ones. The Fund also may use stock index futures as a substitute for the sale or purchase of securities.

Dreyfus Stock Index Fund

The Portfolio seeks to match the performance of the S&P Small Cap 600 Index. To pursue this goal, the Fund invests in a representative sample of stocks included in the S&P SmallCap 600 Index, and in futures whose performance is tied to the index. The Fund attempts to have a correlation between its performance and that of the index of at least .95, before expenses. A correlation of 1.00 would mean that the Fund and the index were perfectly correlated. The Fund's Portfolio investments are selected by a "sampling" process based on market capitalization, industry representation and other means. Sampling is a statistical process used to select stocks so that the Portfolio has investment characteristics that closely approximate those of the index. The Fund expects to invest in approximately 500 or more of the stocks in the S&P SmallCap 600 Index. However, at times, the Fund may be fully invested in all the stocks that comprise the index. Under these circumstances, the Fund maintains approximately the same weighting for each stock as the index does. The S&P SmallCap 600 Index is an unmanaged index composed of 600 domestic stocks with market capitalizations ranging between approximately $200 million and $1.0 billion, depending on index composition. S&P weights each company's stock in the index by its market capitalization (i.e., the share price times the number of shares outstanding), adjusted by the number of available float shares (i.e., those shares available to public investors). This means that, generally, larger companies have greater representation in the index than small companies. The Fund may also use stock index futures as a substitute for the sale or purchase of securities.

Dreyfus Variable Investment Fund, International Value

The Portfolio seeks long term capital growth. To pursue this goal, the Fund normally invests at least 80% of its assets in stocks. The Fund's stock investments may include common stocks, preferred stocks and convertible securities, including


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those purchased in initial public offerings or shortly thereafter. The Fund may invest in companies of any size. The Fund ordinarily invests most of its assets in securities of foreign companies which Dreyfus considers to be value companies. Foreign companies are those companies (i) organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country;
or (iii) that have a majority of their assets, or that derive a significant portion of their revenue or profits from businesses, investments or sales, outside the United States. The Fund may also invest in companies located in emerging markets. The Fund's investment approach is value oriented and research driven. In selecting stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research. Emphasizing individual stock selection rather than economic and industry trends, it focuses on three key factors: * value, or how a stock is valued relative to its intrinsic worth based on traditional value measures, * business health, or overall efficiency and profitability as measured by return on assets and return on equity, * business momentum, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term to midterm. The Fund typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the portfolio manager's expectations.

EATON VANCE VARIABLE TRUST

Eaton Vance VT Floating-Rate Income

The Fund seeks to provide a high level of current income. The Fund invests primarily in senior floating rate loans ("Senior Loans"). Senior Loans typically are of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics. The Fund invests at least 80% of its net assets in income producing floating rate loans and other floating rate debt securities.
The Fund may also purchase investment grade fixed income debt securities and money market instruments. The Fund may invest up to 25% of its total assets in foreign securities and may engage in certain hedging transactions. The Fund may purchase derivative instruments, such as futures contracts and options thereon, interest rate and credit default swaps, credit linked notes and currency hedging derivatives.

Eaton Vance VT Large-Cap Value

The Fund seeks total return. The Fund invests primarily in value stocks of large-cap companies. Value stocks are common stocks that, in the opinion of the investment adviser, are inexpensive or undervalued relative to the overall stock market. The portfolio manager generally considers large-cap companies to be those companies having market capitalizations equal to or greater than the median capitalization of companies included in the Russell 1000 Value Index. The
Fund normally invests at least 80% of its net assets in equity securities of large-cap companies. The Fund primarily invests in dividend-paying stocks. If
Fund expenses exceed income, Fund shareholders will not receive income distributions. The Fund may invest in convertible debt securities (including securities rated below investment grade (so-called "junk bonds")). The Fund may also invest in real estate investment trusts ("REITs") for income. The Fund may invest up to 25% of its total assets in foreign securities. The Fund may at times engage in derivatives transactions (such as futures contracts and options, forward currency exchange contracts, covered short sales and equity swaps) to protect against price declines, to enhance returns or as a substitute for purchasing or selling securities.

FEDERATED INSURANCE SERIES

Federated Capital Income II

The Fund's objective is high current income and moderate capital appreciation.
The Fund pursues its investment objective by investing primarily in equity fixed income securities that have higher relative income potential.

The Federated High Income Bond Fund II

The Fund's objective is to seek high current income. The Fund invests primarily in a professionally managed, diversified Portfolio of high yield, lower rated corporate bonds (also known as "junk bonds").

Federated Kaufmann II (Service Shares)

The Fund seeks to provide capital appreciation. The Fund pursues its investment objective by investing primarily in the stocks of small and medium-sized companies that are traded on national security exchanges, the NASDAQ stock market and on the over-the-counter market.

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

IBBOTSON ETF ASSET ALLOCATION PORTFOLIO

Ibbotson Aggressive Growth ETF (Class II)

The Portfolio seeks to provide investors with capital appreciation. The
Portfolio typically expects to allocate its investments in Underlying ETFs such that 10% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments and approximately 90% of such allocation is invested in


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Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures. However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 0-20% of such allocation in Fixed-income Underlying ETFs and 80-100% of such allocation in Non-Fixed
Income Underlying ETFs.

Ibbotson Balanced ETF (Class II)

The Portfolio seeks to provide investors with capital appreciation and some current income. The Portfolio typically expects to allocate its investments in Underlying ETFs such that 40% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments and approximately 60% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures. However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 30-50% of such allocation in Fixed-income Underlying ETFs and 60-80% of such allocation in Non-Fixed Income
Underlying ETFs.

Ibbotson Conservative ETF (Class II)

The Portfolio seeks to provide investors with current income and preservation of capital. The Portfolio typically expects to allocate its investments in Underlying ETFs such that 80% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments and approximately 20% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures. However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 70-90% of such allocation in Fixed-income Underlying ETFs and 10-30% of such allocation in Non-Fixed Income
Underlying ETFs.

Ibbotson Growth ETF (Class II)

The Portfolio seeks to provide investors with capital appreciation. The
Portfolio typically expects to allocate its investments in Underlying ETFs such that 20% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments and approximately 80% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures. However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 10-30% of such allocation in Fixed-income Underlying ETFs and 70-90% of such allocation in Non-Fixed Income Underlying ETFs.

Ibbotson Income & Growth ETF (Class II)

The Portfolio seeks to provide investors with current income and capital appreciation. The Portfolio typically expects to allocate its investments in Underlying ETFs such that 60% of such allocation is invested in Underlying ETFs that invest primarily in fixed-income securities and money market instruments and approximately 40% of such allocation is invested in Underlying ETFs that invest primarily in equity securities of large, medium and small sized companies, and may include other investments such as commodities and commodity futures. However, under normal market conditions, the Portfolio typically may, from time to time, invest approximately 50-70% of such allocation in Fixed-income Underlying ETFs and 30-50% of such allocation in Non-Fixed Income
Underlying ETFs.

FIRST EAGLE VARIABLE FUNDS

First Eagle Overseas Variable Fund

The Fund's objective is Long-term growth of capital. The Fund invests primarily in equities issued by non-U.S. companies.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Franklin Global Real Estate Securities

The Fund's principal investment goal is high total return. Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies located anywhere in the world that operate in the real estate sector.

Franklin High Income Securities

The Fund's principal investment goal is to earn a high level of current income.
Its secondary goal is capital appreciation. Normally invests substantially in high yield, lower-rated debt securities and preferred stocks.

Franklin Income Securities

The Fund's investment goal is to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities.

Franklin Mutual Shares Securities

The Fund's principal investment goal is capital appreciation. Its secondary goal is income. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.

Franklin Strategic Income Securities

The Fund's principal investment goal is to earn a high level of current income.
Its secondary goal is long-term capital appreciation. The Fund normally invests at least 65% of its assets in U.S. and foreign debt securities, including those in emerging markets.

Franklin U.S. Government

The Fund's investment goal is income. The Fund normally invests at least 80% of its net assets in U.S. Government securities.

Templeton Global Bond Securities

The Fund's investment goal is high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures. The Fund may invest a portion of its total assets in bonds rated below investment grade and a significant portion of its assets in foreign securities.


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INVESCO VARIABLE INSURANCE FUND

INVESCO V.I. Basic Value - Series II shares

The Fund's investment objective is long-term growth of capital. The portfolio management team seeks to construct a Portfolio of companies that have the potential for capital growth. The Fund's investments may include synthetic and derivative instruments.

INVESCO V.I. Capital Development - Series I shares

The Fund's investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing primarily in equity securities of mid-capitalization companies.

INVESCO V.I. Core Equity -- Series I shares

The Fund's investment objective is growth of capital. The Fund seeks to meet its objective by investing normally at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities, including convertible securities, of established companies that have long-term above average growth in earnings, and growth companies that are believed to have the potential for above-average growth in earnings.

INVESCO V.I. Financial Services - Series I shares

The Fund's investment objective is capital growth. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in financial services-related services.

INVESCO V.I. Global Health Care - Series I shares

The Fund's investment objective is capital growth. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in securities of health care industries.

INVESCO V.I. Global Real Estate - Series I shares

The Fund's investment objective is high total return through growth of capital and current income. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in securities of real estate and real estate-related companies, including real estate investment trusts (REITs).

INVESCO V.I. Government Securities

The Fund's investment objective is a high level of current income consistent with reasonable concern for safety of principal. The fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes in debt securities issued, guaranteed or otherwise backed by the U.S. Governments or its agencies and instrumentalities.

INVESCO V.I. High Yield - Series I shares

The Fund's investment objective is a high level of current income. The Fund seeks to meet its objective by investing, normally, at least 80% of its net assets, plus the amount of borrowings for investment purposes, in debt securities that are determined to be below investment grade quality because they are rated BB/Ba or lower by Standard & Poor's Ratings Services, Moody's
Investors Service, Inc., or any other nationally recognized statistical rating organization (NRSRO), or are determined by the portfolio managers to be of comparable quality to such rated securities.

INVESCO V.I. International Growth

The Fund's investment objective is long-term growth of capital. The Fund seeks to meet its objective by investing in a diversified Portfolio of international equity securities.

INVESCO V.I. Mid Cap Core Equity - Series II shares

The Fund's investment objective is long-term growth of capital. The Fund seeks to meet this objective by investing, normally, at least 80% of its assets in equity securities, including convertible securities, of mid-capitalization companies.

INVESCO V.I. Technology - Series I shares

The Fund's investment objective is capital growth and income. The Fund seeks to meet its objective by investing, normally, at least 80% of its assets in equity securities of issuers engaged primarily in technology-related industries.

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

Ivy Funds VIP Asset Strategy

The Fund's objective is a high total return over the long term. The Fund may invest in any market that it believes offers a high probability of return or, alternatively, that provides a high degree of safety in uncertain times.
Dependent on the outlook for the U.S. and global economies, makes top down allocations among stocks, bonds, cash, precious metals (for defensive purposes) and currency markets around the globe. After determining allocations, seeks attractive opportunities within each market.

Ivy Funds VIP Balanced

The Fund provides current income, with long term appreciation of capital as a secondary objective. The Fund looks at a number of factors in selecting securities for its Portfolio. On the equity side, the Fund typically looks at undervalued companies whose asset value or earnings power, it believes, is not reflected in the price of the stock. In selecting debt securities, the Fund seeks what it feels are high quality securities with minimal credit risk. The
Fund uses the same analysis on the sell side to determine if a security is still undervalued or maintaining minimal credit risk.

Ivy Funds VIP Bond

The Fund's objective is to provide a reasonable return with emphasis on preservation of capital. The Fund utilizes a bottom-up, fundamental approach.
Capitalizing on the portfolio management team's experience in the fixed income market, the managers focus on security selection and sector allocation. The managers also focus on relative value trading among fixed-income securities, and consider factors such as industry outlook, current and anticipated market and economic conditions, general levels of debt prices, and issuer operations.

Ivy Funds VIP Dividend Opportunities

The Fund's objective is to provide total return. The Fund invests primarily in dividend-paying common stocks of large companies that it believes demonstrates favorable prospects for long-term capital growth. The portfolio manager selects securities by considering a company's ability to sustain, and potentially increase, its dividend payments. Factors for Portfolio selection include a company's established operating history, profitability record, management and leadership position in its industry.

Ivy Funds VIP Energy

The Fund's objective is to provide long-term capital appreciation. The Fund seeks to achieve its objective of long-term capital appreciation by investing, under normal market


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conditions, at least 80% of its net assets in securities, primarily equities of both U.S. and non-U.S. companies principally engaged in exploration, discovery, distribution or infrastructure of energy and/or alternative energy.

Ivy Funds VIP Growth

The Fund's objective is to provide capital growth, with current income as a secondary objective. The Fund uses a bottom-up strategy focusing on companies that it feels have dominant market positions and established competitive advantages. The Fund believes that these characteristics can help to mitigate competition and lead to increased revenue and earnings growth. Other factors considered are the company's product line, quality of management, and changes in economic and political conditions.

Ivy Funds VIP High Income

The Fund's objective is to provide a high level of current income, with a secondary objective of capital growth when consistent with its primary objective. The Fund invests primarily in a diversified Portfolio of high yield, high-risk, fixed-income securities of domestic and, to a lesser extent, foreign issuers. The manager looks at a number of factors in selecting securities for the Fund, beginning with the economic environment, interest rate trends and industry fundamentals, progressing to analysis of a company's fundamentals, including financial strength, growth of operating cash flows, strength of management, borrowing requirements and potential to improve credit standing.

Ivy Funds VIP Mid Cap Growth

The Fund's objective is to provide growth of your investment. The Fund employs a bottom-up approach to stock selection, centering on mid-cap stocks with a growth bias. The focus is on companies with strong growth models, profitability and sound capital structures. Other characteristics the Fund seeks in the companies in which it invests include the active involvement of the founder or entrepreneur, management that demonstrates commitment to stakeholders, strong financial model and a leading market position.

Ivy Funds VIP Science and Technology

The Fund's objective is to provide long-term capital growth. The Fund typically emphasizes growth potential in selecting stocks; that is, it seeks companies in which earnings are likely to grow faster than the economy. The Fund aims to identify strong secular trends within industries and then apply a bottom-up stock selection process by considering a number of factors in selecting securities, including growth and earnings potential, quality of management, industry/market size potential, and applicable market and economic conditions.

Ivy Funds VIP Value

The Fund's objective is long-term capital appreciation. The Fund utilizes both a top-down (assess the market environment) and bottom-up (research individual issuers) analysis in its selection process. In general, in selecting securities for the Fund, market risk, interest rate trends and economic climate is evaluated. Equities selected must represent value in a combination of relative and absolute measures. The Fund attempts to concentrate the Fund's equity holdings in companies with leading positions in their respective industries with solid management teams, strong balance sheets and high barriers to competition.

JANUS ASPEN SERIES

Janus Aspen Balanced

The Fund's objective is to seek long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by normally investing 35-65% of its assets in equity securities and the remaining investments in fixed-income securities and cash equivalents.

Janus Aspen Enterprise

The Fund's objective is to seek long term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential, and normally invests at least 50% of its equity assets in medium-sized companies. Medium-sized companies are those whose market capitalization falls within the range of companies in the Russell
Midcap(R) Growth Index. Market capitalization is a commonly used measure of the size and value of a company.

Janus Aspen Forty

The Fund's objective is to seek long-term growth of capital. The Portfolio pursues its investment objective by normally investing primarily in a core group of 20-40 common stocks selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to issuers and/or smaller, emerging growth companies.

Janus Aspen Janus Portfolio

The Fund's objective is to seek long-term growth of capital. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their growth potential. Although the Portfolio may invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Overseas Portfolio

The Fund's objective is to seek long term growth of capital. The Portfolio invests, under normal circumstances, at least 80% of its net assets in securities of issuers from countries outside of the United States. The Portfolio normally invests in securities of issuers from several different countries, excluding the United States. Although the Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at times invest in U.S. issuers, and it may, under unusual circumstances, invest all of its assets in a single country. The Portfolio may have significant exposure to emerging markets. The Portfolio may also invest in U.S. and foreign equity and debt securities, which may include investments in emerging markets.

Janus Aspen Perkins MidCap Value Portfolio

The Fund's objective is to seek capital appreciation. The Portfolio pursues its investment objective by investing primarily in common stocks selected for their capital appreciation potential. The Portfolio primarily invests in the common stocks of mid-sized companies whose stock prices the portfolio managers believe to be undervalued. The Portfolio invests, under normal circumstances, at least
80% of its assets in equity securities of companies whose market capitalization falls, at the time of purchase, within the 12-


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month average of the capitalization range of the Russell Midcap(R) Value Index.
This average is updated monthly.

Janus Aspen Worldwide Portfolio

The Fund's objective is to seek long term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective by investing primarily in common stocks of companies of any size located throughout the world. The Portfolio normally invests in issuers from several different countries, including the United States. The Portfolio may, under unusual circumstances, invest in a single country. The Portfolio may have significant exposure to emerging markets. Within the parameters of its specific investment policies, the Portfolio may invest in foreign equity and debt securities.

LAZARD RETIREMENT SERIES, INC.

Lazard Retirement Emerging Markets Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of non-U.S. companies whose principal activities are located in emerging market countries and that the investment manager believes are undervalued based on their earnings, cash flow or asset values.

Lazard Retirement International Equity Portfolio

The Fund's objective is Long Term Capital Appreciation. The Portfolio primarily in equity securities, principally common stocks, of relatively large non-U.S.
companies with market capitalizations in the range of companies included in the Morgan Stanley Capital International ("MSCI ") Europe, Australasia and Far East
("EAFE") Index that the investment manager believes are undervalued based on their earnings, cash flow or asset values. In choosing stocks for the Portfolio, the investment manager looks for established companies in economically developed countries and may invest up to 30% of the Portfolio's assets in securities of companies whose principal business activities are located in emerging market countries. Under normal circumstances, the Portfolio invests at least 80% of its assets in equity securities.

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio

The Fund's objective is long term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of small to mid capitalization U.S. companies. The investment manager considers "small-mid cap companies" to be those companies that, at the time of initial purchase by the Portfolio, have market capitalizations within the range of companies included in the Russell 2500 Index.

Lazard Retirement U.S. Strategic Equity Portfolio

The Fund's objective is long term capital appreciation. The Portfolio invests primarily in equity securities, principally common stocks, of U.S. companies that the investment manager believes are undervalued based on their earnings, cash flow or asset values. Although the Portfolio generally focuses on large cap companies, the market capitalizations of issuers in which the Portfolio invests may vary with market conditions and the Portfolio also may invest in mid cap and small cap companies.

LEGG MASON PARTNERS FUND ADVISOR, LLC

Legg Mason ClearBridge Variable Aggressive Growth

The Portfolio seeks capital appreciation. Invests primarily in common stocks of companies the manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies comprising the S&P 500 Index. The Fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher growth rates are often achieved by small to medium-sized companies, a significant portion of the Fund's assets may be invested in the securities of such companies.

Legg Mason ClearBridge Variable Equity Income Builder

The Portfolio seeks to provide a high level of current income, with long-term capital appreciation as its secondary objective. Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, if any, in equity securities or other investments with similar economic characteristics. Convertible securities may be purchased to gain additional exposure to a company or for their income or other features. The
Fund may also invest in real estate investment trusts ("REITs").

Legg Mason ClearBridge Variable Fundamental All Cap Value

The Portfolio seeks long-term capital growth with current income a secondary consideration. Invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company's dividend record and the potential for an improved dividend return. The Fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The Fund may invest up to 35% of its assets in convertible bonds, preferred stock, warrants and interest paying debt securities, and up to 10% of the Fund's assets may be invested in below investment grade bonds.

Legg Mason ClearBridge Variable Large Cap Growth

The Portfolio seeks long-term growth of capital. It invests at least 80% of its assets in equity securities or other investments with similar economic characteristics of U.S. companies with large market capitalizations. Large market capitalizations are currently defined as those whose market capitalizations are similar to companies in the Russell 1000 index. The Fund may also invest up to 20% of its assets in equity securities of companies with smaller market capitalizations.

Legg Mason Western Asset Variable Global High Yield Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The Fund invests primarily in high yield fixed income securities issued by U.S. and foreign companies and foreign Governments and their agencies and instrumentalities. The Fund invests, under normal circumstances, at least
80% of its assets in high yield bonds and related instruments. The Fund will limit its investments in emerging market Governmental issuers to 35% of its assets. Emerging market countries are countries that, at the time of investment, are represented in the JP Morgan EMBI Global


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Index or categorized by the World Bank in its annual categorization as middle-
or low-income. The Fund may also invest up to 100% of its assets in securities of foreign issuers.

Legg Mason Western Asset Variable Strategic Bond

The Portfolio seeks to maximize total return, consistent with the preservation of capital. The Fund invests primarily in a globally diverse Portfolio of fixed income securities and, under normal circumstances, the Fund invests at least 80% of its assets in fixed income securities and related instruments. The portfolio managers have broad discretion to allocate the Fund's assets among the following segments of the international market for fixed income securities: U.S.
Government obligations, investment and non-investment grade U.S. and foreign corporate debt, including issuers in emerging market countries, mortgage and asset-backed securities and investment and non-investment grade sovereign debt, including issuers in emerging market countries. The Fund may invest up to 100% of its assets in securities of foreign issuers, including securities of issuers located in emerging markets.

LORD ABBETT SERIES FUND, INC.

Lord Abbett Bond Debenture

The Fund's investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. Under normal market conditions, the Fund will invests at least 80% of its net assets in bonds, debentures and other fixed income securities. The Fund's investments primarily include U.S. investment grade fixed income securities, U.S. high yield securities, foreign securities (including emerging market securities), convertible securities, mortgage-related and other asset-backed securities, and equity securities. In addition, the Fund may invest in derivative instruments, such as options, futures contracts, forward contracts or swap agreements.

Lord Abbett Capital Structure

The Fund's objective is current income and capital appreciation. Under normal market conditions, the Fund invests at least 80% of its net assets in equity and fixed income securities issued by companies organized in or maintaining their principal place of business in the United States, or whose securities are traded primarily in the United States. Under normal circumstances, the Fund invests at least 50% of its net assets in equity securities and may invest its remaining assets in equity or fixed income securities. It is expected that a significant portion of the Fund's assets (as much as 30%) may be invested in high-yield debt securities. The Fund may invest up to 20% of its net assets in foreign securities that are primarily traded outside the United States. The Fund's investments may include derivatives, such as options or futures.

Lord Abbett Classic Stock

The Fund's investment objective is growth of capital and growth of income consistent with reasonable risk. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large, seasoned, U.S. and multinational companies. The Fund invests in the full spectrum of large companies, including those with value or growth characteristics. The Fund may invest up to 10% of its net assets in foreign securities that are primarily traded outside the United States. The Fund's investments may include derivatives, such as options or futures, which the Fund may use to protect gains in the Fund's Portfolio, hedge against certain risks, or efficiently gain investment exposure.

Lord Abbett Growth and Income Portfolio

The Fund's objective is long-term growth of capital and income without excessive fluctuations in market value. Under normal market conditions, the Fund invests at least 80% of its net assets in equity securities of large companies. The Fund primarily invests in large, established U.S. and multinational companies that the portfolio manager believes are undervalued. The Fund's investments primarily include equity securities, large company securities, value stocks, multinational and foreign company securities that are traded primarily on a U.S. securities exchange. The Fund's investments may include derivatives, such as options or futures, which the Fund may use to protect gains in the Fund's Portfolio, hedge against certain risks, or efficiently gain investment exposure.

Lord Abbett International Opportunities

The Fund's investment objective is long-term capital appreciation. The Fund primarily invests in stocks of companies principally based outside the United
States. Under normal circumstances, the Fund will diversify its investments among a number of different countries throughout the world. The Fund normally intends to invest at least 65% of its net assets in equity securities of small companies generally having a market capitalization at the time of purchase of less than $5 billion. The Fund may invest its remaining assets in equity securities of mid-sized or larger companies. The Fund's investments may include derivatives, such as options or futures, which the Fund may use to protect gains in the Fund's Portfolio, hedge against certain risks, or efficiently gain investment exposure.

THE MERGER FUND

The Merger Fund VL

The Fund's objective is to achieve capital growth by engaging in merger arbitrage. Under normal market conditions, the Fund will invest at least 80% of its assets principally in the equity securities of companies which are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations. Merger arbitrage is a highly specialized investment approach generally designed to profit from the successful completion of such transactions. Westchester Capital Management, Inc.
(the "Adviser") believes that the Fund's investment results should be less volatile than the returns typically associated with conventional equity investing.

NATIONWIDE VARIABLE INVESTMENT TRUST

NVIT Bond Index

The Fund seeks to match the performance of the Barclays Capital U.S. Aggregate
Index (""Barclays Aggregate Index"") as closely as possible before the deduction of Fund expenses. The Fund employs a "passive" management approach, investing in a Portfolio of securities whose performance seeks


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to match the performance of the Barclays Aggregate Index before the deduction of
Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in bonds and other fixed-income securities that are included in (or have the same characteristics of the bonds comprising) the Barclays Aggregate
Index, as well as derivatives linked to that index.

NVIT International Index

The Fund seeks to match the performance of the Morgan Stanley Capital
International Europe, Australasia and Far East Index ("MSCI EAFE Index") as closely as possible before the deduction of Fund expenses. The Fund employs a "passive" management approach, investing in a Portfolio of securities whose performance seeks to match the performance of the MSCI EAFE Index before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the MSCI EAFE Index and in derivative instruments linked to the MSCI EAFE Index.

NVIT Mid Cap Index

The Fund seeks capital appreciation. The Fund employs a "passive" management approach, attempting to invest in a Portfolio of assets whose performance is expected to match approximately the performance of the Standard & Poor's MidCap
400R Index ("S&P 400R") before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 400R and in derivative instruments linked to the S&P 400R.

NVIT S&P 500 Index

The Fund seeks long-term capital appreciation. The Fund employs a "passive" management approach, attempting to invest in a Portfolio of assets whose performance is expected to match approximately the performance of the Standard &
Poor's 500R Index ("S&P 500R") before the deduction of Fund expenses. Under normal conditions, the Fund invests at least 80% of its net assets in equity securities of companies included in the S&P 500R and in derivative instruments linked to the S&P 500R.

NVIT Small Cap Index

The Fund seeks to match the performance of the Russell 2000 Index ("Russell
2000") as closely as possible before the deduction of Fund expenses. The Fund employs a "passive" management approach, investing in a Portfolio of securities whose performance seeks to match the performance of the Russell 2000 before the deduction of Fund expenses. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies included in the Russell 2000 and in derivative instruments linked to the Russell 2000.

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Neuberger Berman AMT Mid-Cap Growth

The objective of the Portfolio is growth of capital. Pursues growth investment style by normally investing at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap(R) Index at the time of purchase. The market capitalization range of the Russell Midcap Index will fluctuate with changes in market conditions and changes in composition of the Index. The portfolio manager employs a disciplined investment strategy when selecting growth stocks. Using fundamental research and quantitative analysis, the portfolio manager looks for fast growing companies with above average sales and competitive returns on equity relative to their peers.

Neuberger Berman AMT Partners

The objective of the Portfolio is growth of capital. It pursues a value investment style, investing primarily in stocks of mid- to large-cap companies.
It looks for undervalued stocks of well-managed companies with strong fundamentals, consistent cash flow, and a sound earnings record through all phases of the market cycle. It seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman AMT Regency

The objective of the Portfolio is growth of capital. The Portfolio pursues a value investment style, investing primarily in stocks of mid-cap companies that the manager believes are high-quality businesses and undervalued. Seeks to invest in companies with solid balance sheets, strong management teams with a track record of success, good cash flow, the prospect for above average earnings growth, and other valuation-related factors. Seeks to reduce risk by diversifying among many companies and industries.

Neuberger Berman AMT Short Duration Bond

The objective of the Portfolio is the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal. Invests mainly in investment grade bonds and other debt securities from U.S. Government and corporate issuers. To enhance yield and add diversification may invest up to 10% of assets in below investment grade securities, if, at the time of purchase they are rated at least B by Moody's or Standard & Poor's or if unrated by either of these, deemed by the investment manager to be of comparable quality. The Fund seeks to reduce credit risk by diversifying among many issuers and different types of securities. Although it may invest in securities of any maturity, under normal circumstances it maintains an average Portfolio duration of three years or less. The portfolio managers monitor national trends in the corporate and Government securities markets, as well as a range of economic and financial factors. If particular sectors of the bond market appear relatively inexpensive, the portfolio managers may increase the Fund's exposure in those sectors and decrease exposure in other sectors. The portfolio managers look for securities that appear under priced compared to securities of similar structure and credit quality. In choosing lower-rated securities, the managers generally look for bonds from issuers whose financial health appears comparatively strong, and that may have their credit ratings raised. The Fund may sell securities if the portfolio managers find an opportunity they believe is more compelling or if the portfolio managers' outlook on the investment or the market changes.

Neuberger Berman AMT Small Cap Growth

The objective of the Portfolio is long term capital appreciation. Pursues a growth investment style by normally investing at least 80% of its net assets, plus the amount of any


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borrowings for investment purposes, in common stocks of small-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell 2000 Index at the time of purchase. The market capitalization range of the Russell 2000 Index will fluctuate with changes in market conditions and changes in composition of the Index. In choosing companies that the portfolio manager believes are likely to achieve the Fund's objective, the portfolio manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the portfolio manager believes may have greater potential to appreciate in price, the portfolio manager will invest the Fund in smaller companies that are not closely followed by major Wall Street brokerage houses and large asset management firms. The portfolio manager follows a disciplined selling strategy and may sell a stock when it reaches a target price, when the company's business fails to perform as expected, or when other opportunities appear more attractive.

Neuberger Berman AMT Socially Responsive

The objective of the Portfolio is long-term growth of capital. It invests mainly in mid- to large-cap companies that meet the Fund's financial criteria and social policy. It aims to reduce risk by investing across many different industries. It pursues research-driven and valuation-sensitive approach to stock selection, seeking stocks in well-positioned businesses believed to be undervalued. It looks for leadership in three areas: 1) environmental concerns,
2) diversity in the work force, and 3) progressive employment and workplace practices, and community relations. Also looks at company's record in public health and the nature of its products. Firms judged on overall corporate citizenship, considering their accomplishments as well as their goals. Seeks to avoid companies deriving revenue from alcohol, tobacco, gambling, or weapons, or that are involved in nuclear power. The Fund does not invest in companies that derive revenue primarily from non-consumer sales to the military.

NORTHERN LIGHTS VARIABLE INSURANCE TRUST

Changing Parameters

The Portfolio's name refers to the investment process used by the adviser, Changing Parameters, LLC (the "Adviser") to select the Portfolio investments.
The Adviser actively manages the Portfolio by allocating its holdings among equity and fixed income markets or various segments of these markets based on its technical, quantitative and momentum analysis of the changing parameters in the market. The Portfolio's investment objective is total return which it seeks to achieve by investing primarily in ETF's, U.S. Treasury instruments, and futures contracts.

JNF Chicago Equity Partners Balanced

The JNF Fund seeks to provide long-term growth of capital and income consistent with preservation of capital and a prudent level of risk. Normally the Portfolio invests approximately 65-70% of its assets in mid to large cap equity securities, and the remainder in a combination of fixed-income securities, or cash equivalents. The equity investment strategy is designed to deliver a consistent exposure to the domestic equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific security selection while reducing
Portfolio risks that lead to volatility and are not consistently rewarded. The fixed income strategy is designed to generate excess return through sector allocation, security selection and maturity distribution. The asset allocation strategy focuses on shifting the allocation to provide additional excess return over the benchmark at a prudent risk level.

JNF Chicago Equity Partners Equity

The Fund seeks to provide a high total return consistent with preservation of capital and a prudent level of risk. The investment strategy is designed to deliver a consistent exposure to the domestic mid capitalization equity market and utilizes a proprietary multi-factor model to identify securities with positive exposure to specific growth, value, quality and momentum factors. The goal of the process is to outperform the benchmark through specific stock selection while reducing Portfolio risks that lead to volatility and are not consistently rewarded.

JNF Money Market

The Portfolio seeks to provide as high a level of current income as is consistent with preservation of capital and daily liquidity by investing at least 95% of its total assets in a diversified Portfolio of money market securities that are in the highest rating category for short-term obligations.
The Portfolio also may invest up to 5% of its total assets in money market securities that are in the second-highest rating category for short-term obligations.

PIMCO VARIABLE INSURANCE TRUST

PIMCO VIT All Asset

The Fund seeks maximum real return consistent with preservation of real capital and prudent investment management. The Portfolio is a "Fund of Funds," which is a term used to describe mutual funds that pursue their investment objective by investing in other mutual funds instead of investing directly in stocks or bonds of other issuers. Under normal circumstances, the Portfolio invests substantially all of its assets in Institutional Class shares of PIMCO Funds, an affiliated open-end investment company, except the All Asset, All Asset All
Authority, Global Multi-Asset, RealRetirement(R) 2010, RealRetirement(R) 2020,
RealRetirement(R) 2030, RealRetirement(R) 2040 and RealRetirement(R) 2050 Funds
("Underlying PIMCO Funds").

PIMCO VIT CommodityRealReturn(R) Strategy Portfolio

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a Portfolio of inflation-indexed securities and other
Fixed Income Instruments. The Portfolio invests in commodity-linked derivative instruments, including commodity index-linked notes, swap agreements, commodity options, and futures and options, that provide exposure to the investment


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returns of the commodities markets, without investing directly in physical commodities.

PIMCO VIT Emerging Markets Bond

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to emerging market countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.)
countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. The Portfolio will normally limit its foreign currency exposure
(from non-U.S. dollar-denominated securities or currencies) to 20% of its total assets.

PIMCO VIT Foreign Bond (U.S. Dollar-Un-Hedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to foreign (non-U.S.)
countries, representing at least three foreign countries, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PIMCO VIT Global Bond (Unhedged)

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in Fixed Income Instruments that are economically tied to at least three countries
(one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Securities may be denominated in major foreign currencies, baskets of foreign currencies
(such as the euro), or the U.S. dollar.

PIMCO VIT High Yield

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified Portfolio of high yield securities ("junk bonds"), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements, rated below investment grade but rated at least Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality, subject to a maximum of 5% of its total assets in securities rated Caa by Moody's, or equivalently rated by S&P or Fitch, or, if unrated, determined by PIMCO to be of comparable quality. The remainder of the Portfolio's assets may be invested in investment grade Fixed Income Instruments.

PIMCO VIT Long-Term U.S. Government

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its assets in a diversified Portfolio of fixed income securities that are issued or guaranteed by the U.S. Government, its agencies or Government-sponsored enterprises ("U.S.
Government Securities"), which may be represented by forwards or derivatives such as options, futures contracts or swap agreements. Assets not invested in U.S. Government Securities may be invested in other types of Fixed Income
Instruments.

PIMCO VIT Low Duration

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified Portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PIMCO VIT Real Return

The Fund seeks maximum real return, consistent with preservation of real capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S.
Governments, their agencies or instrumentalities and corporations, which may be represented by forwards.

PIMCO VIT Short Term

The Fund seeks maximum current income, consistent with preservation of capital and daily liquidity. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified Portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts or swap agreements.

PIMCO VIT Total Return

The Fund seeks maximum total return, consistent with preservation of capital and prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances at least 65% of its total assets in a diversified Portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PIONEER VARIABLE CONTRACTS TRUST (Class II Shares)

Pioneer Bond VCT

The Fund seeks to provide current income from an investment grade Portfolio with due regard to preservation of capital and prudent investment risks. The Bond VCT
II Fund seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with


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preserving the investment grade quality of the Portfolio. The Fund seeks current income by investing primarily in an investment-grade portfolio, consistent with capital preservation and prudent investment risk, to help provide a steady stream of dividend income to meet immediate and long-term needs and, potentially, to diversify a investor's overall holdings.

Pioneer Cullen Value

The Portfolio seeks capital appreciation. Current income is a secondary objective. The Portfolio invests primarily in equity securities. Portfolio may invest a significant portion of assets in equity securities of med- and large-cap companies. Portfolio will be subject to the risks of investing in companies w/ mkt caps of $1.5 billion or more. Equity securities include common stocks, convertible debt & other equity instruments, such as depositary receipts, warrants, rights, equity interests in REITs, ETFs that invest primarily in equity securities & preferred stocks. Portfolio may invest up to 30% of its assets in non-U.S. securities. Up to 10% of the Portfolio's total assets may be invested in securities of emerging market issuers. Non-U.S.
securities may be issued by non-U.S. governments, banks or corporations & certain supranational organizations, such as the World Bank & the European
Union. Portfolio may invest in Canadian issuers to the same extent as U.S.
issuers.

Pioneer Emerging Markets

The Portfolio seeks long-term growth of capital. The Portfolio invests primarily in securities of emerging market issuers. Although the portfolio invests in both equity and debt securities, it normally emphasizes equity securities in its portfolio. Normally, the portfolio invests at least 80% of its total assets in the securities of emerging market corporate and government issuers, i.e., securities of companies that are domiciled or primarily doing business in emerging countries and securities of these countries' governmental issuers. The portfolio will provide written notice to shareholders at least 60 days prior to any change to the requirement that it invest at least 80% of its assets in securities of emerging market issuers.

Pioneer Equity Income

The Pioneer Equity Income VCT Portfolio seeks current income and long-term growth of capital from a Portfolio consisting primarily of income producing equity securities of U.S. corporations. Invests primarily in high-quality stocks of U.S. companies with strong history of paying dividends. Emphasis on S&P 500 & reg; companies with typical market caps greater than $5B. Pursues a value style of investing, using fundamental research to identify undervalued companies with solid assets, low debt, market leadership and management ownership. Focuses on quality and price of individual issuers, not on economic sector or market timing strategies. Seeks dividend income to enhance total return potential and lower share-price volatility. Emphasis on sectors with above-average dividend yields, such as utilities, energy, financial services, communications services.

Pioneer Fund

The Portfolio seeks reasonable income and capital growth. Invests primarily in a large-cap portfolio that diversifies across all sectors of the S&P 500. Follows a value style of investing, seeking high quality securities selling at substantial discounts to their intrinsic values. Uses fundamental research-driven process and a bottom-up analytic style. Diversified portfolio with approximately 140-150 holdings. Most sectors within 5% of S&P 500 & reg;
weighting. Most industries within 3% of S&P 500 & reg; weighting.

Pioneer High Yield

The Portfolio seeks to maximize total return through a combination of income and capital appreciation. A total return fund with high current income potential derived from high yield and deeply discounted convertible bonds (providing more choices of industries and companies). Uses a relative value approach to high-yield investing with an industry focus--seeking industries with the best valuations and growth prospects. Research-intensive credit and issue selection process by a superior fixed-income management team. Portfolio philosophy: a fundamental, research-driven approach -- selecting securities selling at substantial discounts to underlying values and holding these issues until their intrinsic value is reflected in the marketplace -- can produce superior returns over time.

Pioneer Mid Cap Value

The Portfolio seeks capital appreciation. Invests in mid-cap value companies with similar market capitalizations to the Russell Midcap & reg; Value Index
(e.g. companies with market values in the range of $225M to $10B, with a primary focus on companies with market capitalizations of $1B-10B). Portfolio is diversified with approximately 80-110 holdings. Top 10 holdings typically represent 15-20% of the portfolio. Fund uses bottom-up fundamental analysis to evaluate a security's potential value and the attractiveness of its market valuation. Aims to seek securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.

Pioneer Strategic Income

The Portfolio seeks a high level of current income. Normally, the portfolio invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities. The portfolio has the flexibility to invest in a broad range of issuers and segments of the debt securities markets. Pioneer Investment Management, Inc., the Portfolio's investment adviser, allocates the Portfolio's investments among the following three segments of the debt markets:* Below investment grade (high yield) securities of U.S. and non-U.S. issuers* Investment grade securities of U.S. issuers, including convertible debt* Investment grade securities of non-U.S. issuers.
Pioneer's allocations among these segments of the debt markets depend upon its outlook for economic, interest rate and political trends.

PROFUNDS

Access VP High Yield

The Fund seeks to provide investment results that correspond generally to the total return of the high yield market consistent with maintaining reasonable liquidity. The Fund primarily invests in non-equity securities, which may include: swap agreements, futures contracts, options, forward contracts, repurchase agreements and U.S. Government securities.

ProFunds VP Asia 30

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the


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ProFunds Asia 30 Index. The Fund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the ProFunds Asia 30 Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowing for investment purposes, if any, to equity securities of Asian companies contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Asia 30 may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Basic Materials

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Dow Jones U.S. Basic Materials Index.
The Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Basic Materials Index. Under normal circumstances, this ProFund
VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Basic Materials may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Bear

The Fund seeks daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of the S&P 500
Index. The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the S&P 500
Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Biotechnology

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Dow Jones U.S. Biotechnology Index.
The Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Biotechnology Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Biotechnology may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Bull

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the S&P 500 Index. The Fund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P 500
Index. ProFund VP Bull may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Consumer Goods

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Dow Jones U.S. Consumer Goods Index.
The Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Consumer Goods Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Consumer Goods may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Emerging Markets

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Bank of New York Mellon Emerging
Markets 50 ADR Index. The Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Bank of New York Emerging Markets 50 ADR Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowing for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics as the Index. ProFund VP Emerging Markets may use sampling techniques in seeking its objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Emerging Markets will have industry concentrations to approximately the same extent as its Index. The ProFund VP
Emerging Markets normally seeks to maintain currency exposure consistent with the Fund's daily benchmark.

ProFunds VP Europe 30

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Pro-Funds Europe 30 Index. The Fund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the ProFunds Europe 30
Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Europe 30 may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Financials

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the


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Dow Jones U.S. Financials Index. The Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Financials Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Financials may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Health Care

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Dow Jones U.S. Health Care Index. The
Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Health Care Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Health Care may use sampling techniques in seeking its investment objective.
Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Industrials

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Dow Jones U.S. Industrials Index. The
Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Industrials Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowing for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Industrials may use sampling techniques in seeking its investment objective.
Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP Industrials will have industry concentrations to approximately the same extent as its Index.

ProFunds VP International

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Morgan Stanley Capital International
Europe, Australasia and Far East (MSCI EAFE) Index. The Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the daily performance of the MSCI
EAFE Index. ProFund VP International may use sampling techniques in seeking its objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP
International will have industry concentrations to approximately the same extent as its Index. The ProFund VP International normally seeks to maintain currency exposure consistent with the Fund's daily benchmark.

ProFunds VP Japan

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Nikkei 225 Stock Average. The Fund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the Nikkei 225 Stock Average
(Index). Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities of Japanese companies and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Japan may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Large-Cap Growth

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the S&P 500/Citigroup Growth Index. The
Fund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P
500/Citigroup Growth Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP
Large-Cap Growth may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Large-Cap Value

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the S&P 500/Citigroup Value Index. The
Fund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P
500/Citigroup Value Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP
Large-Cap Value may use sampling techniques in seeking its investment objective.
Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Mid-Cap

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the S&P MidCap 400 Index(R). The Fund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap 400 Index(R).
Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowing for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in


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combination, have similar economic characteristics. ProFund VP Mid-Cap may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Mid-Cap Growth

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the S&P MidCap 400/Citigroup Growth
Index. The Fund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P
MidCap 400/Citigroup Growth Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Mid-Cap Growth may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Mid-Cap Value

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the S&P MidCap 400/Citigroup Value Index.
The Fund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P MidCap
400/Citigroup Value Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP Mid-Cap
Value may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP NASDAQ-100

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the NASDAQ-100 Index. The Fund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the NASDAQ-100
Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities traded on NASDAQ or other over-the-counter market and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP NASDAQ-100 may use sampling techniques in seeking its investment objective.
Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Oil and Gas

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Dow Jones U.S. Oil and Gas Index. The
Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Oil and Gas Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Oil and Gas may use sampling techniques in seeking its investment objective.
Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Pharmaceuticals

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Dow Jones U.S. Pharmaceuticals Index.
The Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Pharmaceuticals Index. Under normal circumstances, this ProFund
VP commits at least 80% of its net assets, including borrowing for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Pharmaceuticals may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments. ProFund VP
Pharmaceuticals will have industry concentrations to approximately the same extent as its Index.

ProFunds VP Precious Metals

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Dow Jones Precious Metals Index. The
Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones Precious Metals Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Precious Metals may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Real Estate

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Dow Jones U.S. Real Estate Index. The
Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Real Estate Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Real Estate may use sampling techniques in seeking its investment objective.
Assets not invested in equity securities or financial


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instruments may be invested in debt instruments or money market instruments.

ProFunds VP Rising Rates Opportunity

The Fund seeks daily investment results, before fees and expenses, which correspond to one and one-quarter times (125%) the inverse (opposite) of the daily price movement of the most recently issued 30-year U.S. Treasury Bond
("Long Bond"). The Fund takes positions in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the inverse of the daily return of the Long Bond. ProFund VP Rising Rates Opportunity will employ leveraged investment techniques in seeking its investment objective.

ProFunds VP Short NASDAQ-100

The Fund seeks daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of the NASDAQ-100
Index. The Fund takes positions in financial instruments that, in combination, should have similar daily return characteristics as the inverse of the NASDAQ-100 Index. Under normal circumstances, this ProFund VP commits at least
80% of its net assets, including borrowings for investment purposes, if any, to investments with similar economic characteristics that, in combination, are inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Short Small-Cap

The Fund seeks daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of the Russell
2000 Index. The Fund invests in financial instruments that should have similar daily return characteristics as the inverse of the Russell 2000 Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to investments with economic characteristics that, in combination, are inverse to those of the Index. Assets not invested in financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Small-Cap Growth

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the S&P SmallCap 600/Citigroup Growth
Index. The Fund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P
SmallCap 600/Citigroup Growth Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Small-Cap Growth may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Small-Cap Value

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the S&P SmallCap 600/Citigroup Value
Index. The Fund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as the S&P
SmallCap 600/Citigroup Value Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Small-Cap Value may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Technology

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Dow Jones U.S. Technology Index. The
Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Technology Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Technology may use sampling techniques in seeking its investment objective.
Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP U.S. Government Plus

The Fund seeks daily investment results, before fees and expenses, which correspond to one and one-quarter times (125%) the daily price movement of the most recently issued 30-year U.S. Treasury Bond ("Long Bond"). The Fund invests in debt instruments and/or financial instruments that, in combination, should have similar daily return characteristics as one and one-quarter times (125%) the daily return of the Long Bond. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to U.S. Government securities and/or financial instruments that, in combination, have similar economic characteristics.

ProFunds VP UltraBull

The Fund seeks daily investment results, before fees and expenses, which correspond to twice (200%) the daily performance of the S&P 500 Index. The Fund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the S&P 500 Index. ProFund VP UltraBull will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective.
Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP UltraMid-Cap

The Fund seeks daily investment results, before fees and expenses, which correspond to twice (200%) the daily performance of the S&P MidCap 400 Index.
The Fund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the S&P MidCap 400 Index. Under normal


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circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP UltraMid-Cap will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP UltraNASDAQ-100

The Fund seeks daily investment results, before fees and expenses, which correspond to twice (200%) the daily performance of the NASDAQ-100 Index. The
Fund takes positions in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the NASDAQ-100 Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities traded on NASDAQ or other over-the-counter market and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP UltraNASDAQ-100 will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective.
Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP UltraSmall-Cap

The Fund seeks daily investment results, before fees and expenses, which correspond to twice (200%) the daily performance of the Russell 2000 Index. The
Fund invests in equity securities and/or financial instruments that, in combination, should have similar daily return characteristics as twice (200%) the Russell 2000 Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund VP
UltraSmall-Cap will employ leveraged investment techniques and may use sampling techniques in seeking its investment objective. Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ProFunds VP Utilities

The Fund seeks daily investment results, before fees and expenses, which correspond to the daily performance of the Dow Jones U.S. Utilities Index. The
Fund invests in equity securities and/or financial instruments that, in combination, are expected to have similar daily return characteristics as the Dow Jones U.S. Utilities Index. Under normal circumstances, this ProFund VP commits at least 80% of its net assets, including borrowings for investment purposes, if any, to equity securities contained in the Index and/or financial instruments that, in combination, have similar economic characteristics. ProFund
VP Utilities may use sampling techniques in seeking its investment objective.
Assets not invested in equity securities or financial instruments may be invested in debt instruments or money market instruments.

ROYCE CAPITAL FUND

Royce Capital Fund--Micro-Cap

This Portfolio's primary investment objective is long term growth of capital.
Royce invests the Fund's assets primarily in equity securities of micro-cap companies, a universe of more than 5,300 companies with market capitalizations up to $500 million. Royce generally focuses on micro-cap companies that it believes are trading significantly below its estimate of their current worth, basing this assessment chiefly on balance sheet quality and cash flow levels.
Normally, the Fund invests at least 80% of its net assets in the equity securities of micro-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

Royce Capital Fund--Small-Cap

This Portfolio's primary investment objective is long term growth of capital.
Current income is a secondary goal. Royce Small-Cap Portfolio's investment goal is long-term growth of capital. Royce invests the Fund's assets primarily in equity securities of small-cap companies, those with market capitalizations from $500 million to $2.5 billion. Royce generally looks for companies that have excellent business strengths and/or prospects for growth, high internal rates of return and low leverage, and that are trading significantly below its estimate of their current worth. Normally, the Fund invests at least 80% of its net assets in the equity securities of small-cap companies. Although the Fund normally focuses on the securities of U.S. companies, it may invest up to 25% of its net assets in foreign securities.

RYDEX VARIABLE TRUST

Rydex VT Banking

The Fund's objective is Capital Appreciation. Invests in companies involved in the banking sector. Companies include commercial banks and their holding companies, and savings and loan institutions. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Basic Materials

The Fund's objective is Capital Appreciation. Invests in companies engaged in mining, manufacturing and sales of basic materials (i.e., lumber, steel, chemicals). Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Biotechnology

The Fund's objective is Capital Appreciation. It invests in companies involved in the biotechnology area. Companies include research and development, genetic or other biological engineering, and the design, manufacture or sale of related biotechnology products or services. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.


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Rydex VT Commodities Strategy

The Fund's objective is long-term capital appreciation thru investments in commodity-linked instruments. Seeks 100% exposure to the commodities market (or at least 80% at all times). Will gain exposure to the commodity markets by investing in commodity-linked derivative instruments, including swap agreements, commodity options, futures, options on futures and commodity-linked notes.
Fund's exposure will tend to be heavily weighted toward oil and other energy-related commodities. On a day-to-day basis, the Fund holds U.S.
Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Consumer Products

The Fund's objective is Capital Appreciation. Invests in companies engaged in manufacturing finished goods and services both domestically and internationally.
Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio.
Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Dow 2x Strategy

The Fund's objective is investment results that match 200% of the performance of the Dow Jones Industrial Average (DJIA) Index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the exposure to indicated percentage goal (120% - 200%) of its benchmark. On a day-to-day basis, the Portfolios hold
U.S. Government securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Electronics

The Fund's objective is Capital Appreciation. Invests in companies involved in the electronics sector. Companies include semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio.
Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Fund

The Fund's objective is Capital Appreciation. Invests in the energy field, including companies involved with the exploration, production and development of oil, gas, coal and alternative energy sources. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Energy Services

The Fund's objective is Capital Appreciation. Invests in companies involved with the energy services field, including those that provide services and equipment in the areas of oil, coal, and gas exploration and production Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Europe 1.25x Strategy

The Fund's objective is to achieve investment results that correlate to the daily price movement of the Dow Jones Stoxx 50 Index. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. Will attempt to consistently apply leverage to increase the Fund's exposure to 125% of its benchmark. On a day-to-day basis, the Portfolios hold US Government securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Financial Services

The Fund's objective is Capital Appreciation. Invests in commercial banks, savings and loan associations, insurance companies, brokerage companies, real estate, and leasing companies. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Government Long Bond 1.2x Strategy

The Fund's objective is to achieve investment results that correspond to a benchmark for U.S. Government securities. The current benchmark is 120% of the daily price movement of the Long Treasury Bond. Invests principally in U.S.
Government securities and in leveraged instruments, such as certain futures and options contracts.

Rydex VT Health Care

The Fund's objective is Capital Appreciation. Invests in companies involved in the health care industry. Includes companies that research, develop or sell pharmaceuticals, companies that design, manufacture or sell medical products or instruments, and biotechnology research and development firms. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Internet

The Fund's objective is Capital Appreciation. Invests in companies that provide products or services designed for or related to the internet. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Inverse Dow 2x Strategy

The Fund's objective is to achieve investment returns that inversely correlate to the daily performance of the DJIA. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent


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in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S.
Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Government Long Bond Strategy

The Fund seeks total returns that inversely correlate to the daily price movement of the Long Treasury Bond. An index Portfolio designed to benefit from rising interest rates. May engage in short sales of long-term Treasury bonds, buy put options on T-Bond futures and sell T-Bond futures. As its primary investment strategy, Fund enters into short sales and engages in futures and options transactions. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these obligations. May also enter into repurchase agreements.

Rydex VT Inverse Mid-Cap Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P MidCap 400 Index. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S.
Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse NASDAQ-100(R) Strategy

The Fund seeks investment returns that inversely correlate to the performance of the NASDAQ 100 Index. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse Russell 2000(R) Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the Russell 2000 Index. Inverse index Portfolios are designed to benefit from decreases in the underlying benchmark index. When the value of the underlying index increases, however, the value of the Portfolio's shares should decrease on a daily basis by an inversely proportionate amount. The Fund will not own the securities included in the underlying index. Instead, its primary investment strategy is to engage to a significant extent in short sales of securities or futures contracts and in options on securities, futures contracts, and stock indices. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts.

Rydex VT Inverse S&P 500 Strategy

The Fund seeks investment returns that inversely correlate to the daily performance of the S&P 500 Index. Aims for a close inverse correlation with the S&P 500, so that if the index should decrease by 5% on a particular day, the Fund would gain 5%. The Fund will not own the securities included in the underlying index. Instead, the Fund invests to a significant extent in futures contracts and options on securities, futures contracts, and stock indices.
Typically maintains a significant portion of assets in U.S. Treasury securities as cover for the investment techniques it employs.

Rydex VT Japan 2x Strategy

The Fund seeks to provide investment results that correlate to the performance of a specific benchmark. The Fund's current benchmark is 200% of the fair value of the Nikkei 225 Stock Average (the "underlying index"). The Japan 2x Strategy
Fund employs as its investment strategy a program of investing in the common stock of companies that are generally within the capitalization range of the Nikkei 225 Stock Average and leveraged derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. Equity index swaps and futures and options contracts, if used properly, may enable the Fund to meet its objective by increasing the Fund's exposure to the securities included in the underlying index or to securities whose performance is highly correlated to the underlying index. Under normal circumstances, the Fund will invest at least 80% of its net assets in securities of companies in its underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index. This is a non-fundamental policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold U.S. Government securities or cash equivalents to collateralize its derivative positions. The Fund also may invest in American Depositary Receipts to gain exposure to the underlying index.

Rydex VT Leisure

The Fund's objective is Capital Appreciation. Invests in companies engaged in the leisure and entertainment business. Includes hotels, resorts, casinos, radio and television broadcasting and advertising firms, motion picture production companies, toys and sporting goods companies, companies of musical recordings and instruments, and companies involved with alcohol and tobacco. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Mid Cap 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for mid-cap securities. Current benchmark is the S&P 400
Index. Invests principally in securities of companies included in the S&P 400
Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark.
The investment objective of the Fund is non-fundamental.


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Rydex VT NASDAQ-100(R) Strategy

The Fund seeks investment returns that correspond to a benchmark for over-the-counter securities. Current benchmark is the NASDAQ 100 Index. Invests principally in securities of companies included in the index. May invest in other instruments whose performance is expected to correspond to that of the index, and may engage in futures and options transactions. May also purchase
U.S. Government securities and enter into repurchase agreements.

Rydex VT NASDAQ-100(R) 2x Strategy

The Fund seeks investment returns that match 200% of the performance of the NASDAQ 100 Index on a daily basis. Invests principally in securities of companies included in the underlying index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. On a day-to-day basis, the Portfolios hold U.S.
Government securities or cash equivalents to collateralize its futures and options contracts.

Rydex VT Nova

The Fund seeks investment results that match the performance of a specific benchmark on a daily basis. Current benchmark is 150% of the performance of the S&P 500 Index. Invests to a significant extent in leveraged instruments, such as futures and options on securities and stock indices, as well as equity securities. Futures and options enable the Fund to pursue its objective without investing directly in the securities included in the underlying index, or in the same proportion that those securities are represented in the underlying index.
On a day-to-day basis, to collateralize these futures and options contracts, the Fund holds U.S. Government securities or cash equivalents.

Rydex VT Precious Metals

The Fund's objective is Capital Appreciation. Invests in U.S. and foreign companies involved in the precious metals sector. Includes companies involved with exploration, mining, production and development, and other precious metals related services. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Real Estate

The Fund's objective is Capital Appreciation. Invests in companies that are involved in the real estate industry including real estate investment trusts
(REITS). Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio.
Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Retailing

The Fund's objective is Capital Appreciation. Invests in companies engaged in merchandising finished goods and services. Includes department stores, restaurant franchising, mail order operations, and other companies involved in selling products to the consumer. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Russell 2000(R) 1.5x Strategy

The Fund seeks investment results that correlate to the performance of a specific benchmark for small-cap securities. Current benchmark is the Russell
2000 Index. Invests principally in securities of companies included in the Russell 2000 Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, and stock indices. Will attempt to consistently apply leverage to increase the exposure to 150% of its benchmark.

Rydex VT Russell 2000(R) 2x Strategy

The Fund seeks to provide investment results that match the performance of a specific benchmark on a daily basis. If the Fund meets its objective, the value of the Fund's shares will tend to increase on a daily basis by the amount of and any increase in value of the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by the amount of decrease in the value of the underlying index. Under normal circumstances, the Fund will invest at least 80% of its assets in securities of companies in the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. This is a non-fundamental investment policy that can be changed by the Fund upon 60 days' prior notice to shareholders. On a day-to-day basis, the Fund may hold short-term U.S. Government securities or cash equivalents to collateralize its derivative positions.

Rydex VT S&P 500 2x Strategy

The Fund seeks investment results that match 200% of the performance of the S&P
500 index on a daily basis. Invests principally in securities of companies included in the underlying Index and in leveraged instruments, such as equity swap agreements, futures contracts and options on securities, futures contracts and stock indices. The value of the Fund's shares will tend to increase on a daily basis by 200% of the value of any increase in the underlying index. When the value of the underlying index declines, the value of the Fund's shares should also decrease on a daily basis by 200% of the value of any decrease in the underlying index (e.g., if the underlying index goes down by 5%, the value of the Fund's shares should go down by 10% on that day).

Rydex VT S&P 500 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P
500/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P 500 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P
500/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the


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underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P MidCap 400 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P
400/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P MidCap 400 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P
400/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P SmallCap 600 Pure Growth

The Fund seeks investment returns that correlate to the performance of the S&P
SmallCap 600/Citigroup Pure Growth Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT S&P SmallCap 600 Pure Value

The Fund seeks investment returns that correlate to the performance of the S&P
SmallCap 600/Citigroup Pure Value Index. Normally invests at least 80% of assets in securities of the underlying index and derivatives and other instruments whose performance is expected to correspond to that of the underlying index, such as futures and options and swap agreements. On a day-to-day basis, may hold short-term U.S. Government securities to collateralize derivative positions.

Rydex VT Strengthening Dollar 2x Strategy

The Fund's objective is to match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the US Dollar Index. Engages in program of investing in derivative instruments such as index swaps, futures contracts and options on securities and futures contracts. Thus pursues its objective without investing directly in the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The US Dollar Index is a broad-based, diversified index representing an investment in the US Dollar. The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar, Swedish Krona, and Swiss
Franc.

Rydex VT Technology

The Fund's objective is Capital Appreciation. Invests in companies involved in the technology sector. Includes computer software and services companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, and PC hardware and peripherals companies. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Telecommunications

The Fund's objective is Capital Appreciation. Invests in companies engaged in the development, manufacture or sale of communications services or equipment.
Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio.
Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Transportation

The Fund's objective is Capital Appreciation. Invests in companies providing transportation services or those engaged in the design, manufacture, distribution and sale of transportation equipment. Aims to create a liquid
Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT U.S. Government Money Market

The Fund's objective is security of principal, high current income and liquidity. Invests primarily in money market instruments issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and enters into repurchase agreements fully collateralized by U.S. Government securities. May also invest in Eurodollar time deposits.

Rydex VT Utilities

The Fund's objective is Capital Appreciation. Invests in companies that operate public utilities. Aims to create a liquid Portfolio of stocks and to be fully invested at all times. Uses a quantitative approach, continuously monitoring the Portfolio. Stocks are added or deleted based on market capitalization, liquidity and correlation relative to the entire industry sector.

Rydex VT Weakening Dollar 2x Strategy

The Fund's objective is to match the performance of a specific benchmark on a daily basis. The current benchmark is 200% of the inverse performance of the US
Dollar Index. Engages in short sales of securities and invests in derivative instruments such as index swaps, futures contracts and options on securities and futures contracts. Thus pursues its objective without investing directly in the securities included in the underlying index. On a day-to-day basis, the Fund holds U.S. Government securities or cash equivalents to collateralize these futures and options contracts. The US Dollar Index is a broad-based, diversified index representing an investment in the US Dollar. The New York Board of Trade determines the value of the US Dollar Index by averaging the exchange rates between the USD and the Euro, Japanese Yen, British Pound, Canadian Dollar,
Swedish Krona, and Swiss Franc.

Rydex/SGI VT All-Asset Aggressive Strategy

The Fund seeks growth of capital by investing principally in a diversified
Portfolio of underlying funds. The Fund seeks to


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achieve its investment objective by investing principally in a diversified
Portfolio of underlying Funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower Portfolio volatility.

Rydex/SGI VT All-Asset Conservative Strategy

The Fund seeks preservation of capital and secondarily long-term growth of capital by investing principally in a diversified Portfolio of underlying funds.
The Fund seeks to achieve its investment objective by investing principally in a diversified Portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower Portfolio volatility.

Rydex/SGI VT All-Asset Moderate Strategy

The Fund seeks growth of capital and secondarily preservation of capital by investing principally in a diversified Portfolio of underlying funds. The Fund seeks to achieve its investment objective by investing principally in a diversified Portfolio of underlying funds that represent traditional asset classes, such as stocks, bonds and money market securities, a broad range of alternative assets, such as real estate investment trusts and commodity-related securities, and alternative investment strategies, such as absolute return, leveraged, and sector-based strategies, in an attempt to improve risk-adjusted returns and lower Portfolio volatility. The Fund will typically have a moderate allocation to underlying Funds that invest in stocks, and a moderate allocation to underlying funds that invest in bonds as compared to other EP funds.

Rydex/SGI VT All-Cap Opportunity

The Fund's objective is long term capital appreciation. It seeks to respond to the dynamically changing economy by moving investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty-two different industries based on price momentum as determined by the recent performance of the various industries over the various near-term time periods. The Fund then invests in the top ranked industries. The
Fund invests in equity securities, but may also invest in equity derivatives such as futures contracts, options and swap transactions. The Fund may also enter into short sales.

As of May 28, 2010, this fund name and strategy will change to the following:

Rydex/SGI VT U.S. Long Short Momentum Fund

The Fund's objective is long term capital appreciation. The Fund seeks to respond to the dynamically changing economy by moving its investments among different sectors or industries. Each month the Advisor, using a quantitative methodology, ranks approximately sixty different industries based on several measures of momentum including price momentum. The Fund then buys long the common stock of companies in the top ranked industries and may sell short the common stock of companies in the lowest ranked industries. The Fund invests in equity securities, including small, mid, and large-capitalization securities, but may also invest in derivative instruments, which primarily consist of equity index swaps, futures contracts, and options on securities, futures contracts, and stock indices. The Fund also may enter into short sales of broader-based stock indices for hedging purposes in an effort to reduce portfolio risk or volatility.

Rydex/SGI VT Alternative Strategies

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation. The investment objective of the Fund is non-fundamental and may be changed without shareholder approval. The Fund seeks to achieve its objective by investing principally in a diversified Portfolio of Funds that represent alternative and non-traditional asset classes and/or strategies in an attempt to deliver low correlation to traditional stock and bond asset classes and long-term positive returns. In managing the Fund, Rydex
Investments will apply a proprietary asset allocation methodology that principally allocates assets among underlying Funds that emphasize alternative or non-traditional asset classes or investment strategies according to the degree of risk associated with each underlying Fund given the market conditions in existence at the time of allocation.

Rydex/SGI VT CLS AdvisorOne Amerigo

The Fund's objective is long-term growth of capital without regard to current income. Operates as a "Fund of Funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek capital appreciation by investing in common stocks (including foreign) or convertibles. Although Fund does not seek current income, it may invest up to 20% of assets in Funds that invest in fixed income securities of varying credit quality and duration should such Funds offer potential for capital appreciation. Varies allocations to underlying Funds in response to economic/market trends, assessing the relative risk/reward potential throughout the financial markets and seeking a mix that will most likely achieve capital growth. Normally invests assets in Funds from several different fund families and managers, having a variety of different investment goals and strategies.

Rydex/SGI VT CLS AdvisorOne Clermont

The Fund's objective is current income and growth of capital. Operates as a "Fund of Funds" investing in exchange traded funds (ETFs), mutual funds, and closed-end funds that seek current income and capital growth. Invests in Funds that seek capital appreciation by investing in stocks (including foreign) or convertibles. Invests at least 20% of assets in Funds that invest in bonds of varying credit qualities and duration to maximize total return. May invest up to 80% of assets in Funds that invest in futures & futures options. Varies allocations to underlying Funds in response to economic/market trends, assessing relative risk/reward potential throughout financial markets, seeking a mix that will most likely achieve current income or capital growth. Normally invests in Funds from several different fund families and managers, having a variety of different investment goals and strategies.


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Rydex/SGI VT DWA Flexible Allocation

The Fund seeks to provide capital appreciation with capital preservation as a secondary objective. The Fund seeks to achieve its objective by investing primarily in a Portfolio of exchange-traded funds ("ETFs") to allocate its investment exposure among domestic equity, international equity, fixed income and alternative asset classes. The Fund uses proprietary technical analysis as a method of evaluating securities by analyzing statistics generated by market activity, such as past prices, in an effort to determine probable future prices.
The Fund will invest in ETFs within specific market segments when Dorsey, Wright
& Associates, Inc.'s technical models indicate a high relative strength of the market segments and that the market segments are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among market segments or ETFs when DWA's technical models indicate a low relative strength of such market segments and that such market segments are likely to underperform the applicable universe. The Fund will invest in affiliated and unaffiliated ETFs, including inverse and fixed income ETFs, and financial instruments, which primarily consist of futures contracts, to gain exposure to selected market segments and to attempt to manage risk associated with such exposure. The Funds also may invest in vehicles that invest in alternative assets. Alternative assets refer to investments that are historically non-correlated to either the equity or fixed income markets, such as commodities or real estate. The Fund also may hold U.S. Government securities or cash equivalents, such as money market instruments. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Rydex/SGI VT DWA Sector Rotation

The DWA Sector Rotation Fund seeks to provide long-term capital appreciation.
The Fund seeks to achieve its objective by investing primarily in a Portfolio of exchange-traded funds ("ETFs") to allocate among both domestic and international sectors. The Fund uses proprietary technical analysis as a method of evaluating securities by analyzing statistics generated by market activity, such as past prices, in an effort to determine probable future prices. The Fund will invest in ETFs within specific market segments when Dorsey, Wright & Associates, Inc.'s
("DWA" or the "Sub-Adviser") technical models indicate a high probability that the applicable market segments and ETFs are likely to outperform the applicable universe. The Fund will sell interests or reduce investment exposure among market segments or ETFs when DWA's technical models indicate that such market segments or ETFs are likely to underperform the applicable universe. The Fund will invest in affiliated and unaffiliated ETFs, including inverse and fixed income ETFs, and financial instruments, which primarily consist of futures contracts, to gain exposure to selected market segments and to attempt to manage risk associated with such exposure. The Fund is not designed to be net short, but it may be market neutral at times. The Fund also may hold U.S. Government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies depending on various factors, including market conditions and purchases and redemptions of Fund shares. The
Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Rydex/SGI VT International Opportunity

The Fund seeks long term capital appreciation. The Fund seeks to achieve its investment objective by investing in exchange-traded funds, some of which may be affiliated with the Fund, and other financial instruments that: (1) provide exposure to, or closely correlate with, the performance of certain foreign countries included in the MSCI EAFE (Europe, Australasia and Far East) and (2) have the potential to generate returns, before fees and expenses, in excess to those of the Index. The Index is designed to measure global developed market equity performance, and currently includes securities from 21 developed market countries. In addition to exchange-traded funds, the Fund will invest in financial instruments, which primarily consist of swap agreements, futures contracts, options on securities and currencies, futures contracts, and stock indices, to gain exposure to selected countries included in the Index and to attempt to manage risk associated with such exposure. The Fund also intends to engage in short sales and other similar transactions that provide inverse exposure. The Fund, at times, may also hold U.S. Government securities or cash equivalents, such as money market instruments. The percentage of the Fund invested in such holdings varies and depends on various factors, including market conditions and purchases and redemptions of Fund shares. The Fund is non-diversified and, therefore, may invest a greater percentage of its assets in a particular issuer in comparison to a diversified fund.

Rydex/SGI VT Managed Futures Strategy

Seeks to provide investment returns that match the daily performance of the S&P
Diversified Trends Indicator (S&P DTI). The Fund seeks to take advantage of both rising and falling price trends in the U.S. commodity and global financial futures markets.

Rydex/SGI VT Multi Hedge Strategies

The Fund's objective is Capital appreciation consistent with the return and risk characteristics of the hedge Fund universe. Secondary objective is to achieve these returns with low correlation to and less volatility than equity indices.
Uses a quantitative style analysis to drive an investment strategy designed to provide investment returns similar to the returns produced by well-established investment strategies widely employed by hedge Funds. Allocates capital to gain exposure to: 1) directional positions--including equities, fixed income, commodities, currencies, covered call options and long options, and 2) non-directional positions--including market neutral value, market neutral growth, market neutral momentum, market neutral capitalization, merger arbitrage spreads, duration neutral term spreads, duration neutral default spreads.

SELIGMAN PORTFOLIOS, INC.

Seligman Communications and Information (Class II)

The Portfolio seeks long term capital appreciation. Invests in companies in the communications, information and related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. Uses a bottom-


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up stock selection approach, with in-depth research to identify companies with superior franchises and business models that are generating cash flow, trading at reasonable valuations, and guided by experienced management.

Seligman Global Technology (Class II)

The Portfolio seeks long-term capital appreciation. Invests globally in companies in technology and technology-related industries. May invest in companies of any size, seeking those with the greatest prospects for future growth. May invest in any country; generally invests in several countries in different geographic regions. Favors in-depth fundamental research with macro analysis (to identify strong technology sectors and/or factors within regions or countries). Seeks companies with strong product cycles, the ability to increase marketshare, quality management (with equity ownership), and attractive valuations relative to earnings forecasts.

Seligman Large Cap Value (Class I)

The Fund's investment objective is long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in the common stock of "value" companies with large market capitalization ($4 billion or more) at the time of purchase by the Portfolio. The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.

Seligman Smaller Cap Value (Class I)

The Fund's investment objective is long-term capital appreciation. The Portfolio generally invests at least 80% of its net assets in the common stock of "value" companies with smaller market capitalization ($3 billion or less) at the time of purchase by the Portfolio. The Portfolio uses a bottom-up stock selection approach. This means that the investment manager concentrates on individual company fundamentals, rather than on a particular industry.

THIRD AVENUE VARIABLE SERIES TRUST

Third Avenue Value

The Portfolio seeks long-term capital appreciation. The Portfolio seeks to achieve its investment objective mainly by acquiring common stocks of well-financed companies (meaning companies believed to have strong financial positions as measured by a relative absence of liabilities both on balance sheet and off balance sheet; and/or the presence of high quality assets convertible into cash; and/or the existence of free cash flow from operations available for securities holders) priced at a discount to what the adviser believes is their intrinsic value. The Portfolio also seeks to acquire senior securities, such as preferred stocks and debt instruments (including high-yield and distressed securities) (commonly known as "junk bonds") that the adviser believes are undervalued.

T. ROWE PRICE EQUITY SERIES, INC. CLASS II

T. Rowe Price Blue Chip Growth

The Fund seeks long-term growth of capital. Income is a second objective.
Normally Invests at least 80% of assets in the stocks of large and medium-sized blue chip growth companies--firms that, in the manager's view, are well established in their industries and have the potential for above average earnings growth. Focus on companies with leading market position, seasoned management, and strong financial fundamentals. Investment approach reflects manager's belief that solid company fundamentals (with emphasis on strong growth in earnings per share or operating cash flow) combined with a positive industry outlook will ultimately reward investors with strong investment performance.
Some of the targeted companies will have good prospects for dividend growth.

T. Rowe Price Equity Income

The Fund seeks to provide substantial dividend income as well as long-term growth of capital. Normally invests in at least 80% of assets in stocks, with 65% in the stocks of well-established companies paying above average dividends, with favorable prospects for both increasing dividends and capital appreciation.
The Fund typically employs a "value" approach in selecting investments. Seeks companies that appear to be undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Looks for companies with an established operating history, above-average dividend yield relative to the S&P 500, low price/earnings ratio relative to the S&P 500, a sound balance sheet and other positive financial characteristics, and a low stock price relative to the company's underlying value as measured by assets, cash flow, or business franchises. Can invest in foreign securities.

T. Rowe Price Health Sciences

The Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of assets in stocks of companies engaged in research, development, production, or distribution of products/services related to health care, medicine, or life sciences. While the Fund can invest in companies of any size, the majority of Fund assets are expected to be invested in large- & mid-cap companies. Allocation among pharmaceuticals, health care services companies, products & devices providers, & biotechnology firms will vary depending on the relative potential seen within each area and the outlook for the overall health sciences sector. In general, the Fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy. When stock valuations seem unusually high, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

T. Rowe Price Limited-Term Bond Portfolio

The Fund seeks a high level of income consistent with moderate fluctuations in principal value. The Fund invests at least 80% of net assets in bonds, with 65% of its total assets in short and intermediate term bonds. There are no maturity limitations on individual securities purchased, but the Fund's average effective maturity will not exceed five.

VAN ECK VIP TRUST

Van Eck VIP Emerging Markets

The Fund seeks long-term capital appreciation. Income is a secondary consideration. Invests primarily in equity securities in emerging markets around the world, having potential for rapid economic growth. Emphasis is on equities but may also invest in debt securities of any quality as long as not more


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than 20% of assets are held in debt securities rated below investment grade.

Van Eck VIP Global Bond

The Fund seeks high total return--income plus capital appreciation. The fund invests globally, primarily in a variety of debt securities. May also invest in unrated securities of comparable quality. No limits on amount Fund may invest in a single country or in securities denominated in one currency. Normally, will invest in at least 3 countries besides the U.S. Intends to invest no more than 20% of assets in lower-rated debt ("junk bonds"), and then only in lower-rated debt issued by governments or government agencies. Average maturity expected to be in the 3-10 year range.

Van Eck VIP Global Hard Assets

The Fund seeks long-term capital appreciation. Income is a secondary consideration. The Fund invests primarily in domestic and foreign hard asset securities, with at least 5% of assets in: precious metals, natural resources, real estate, and commodities sectors. May concentrate up to 50% of assets in one hard asset sector. Normally invests in at least 3 countries, including the U.S., however there is no limit on how much the Fund may invest in any one country -- developed or underdeveloped. Hard asset securities can help produce long-term capital appreciation and protect capital against inflation during cyclical economic expansions; they tend to move independently of industrial shares, potentially offsetting the fluctuation (and perhaps increasing the return) of an industrial equity portfolio.

Van Eck VIP Multi-Manager Alternatives Fund

The Fund seeks to achieve consistent absolute (positive) returns in various market cycles. The Fund uses diversified "manager of managers" investment approach. Selects multiple top-tier investment sub-advisors that manage absolute return strategies for "hedge Funds" and other accounts. Sub-advisors/investment styles selected for expected returns that should have little or no correlation to major market indices or to each other. Normally uses 3+ unaffiliated sub-advisors. Assets allocated equally among sub-advisors, and rebalanced at least annually. Invests in publicly-traded securities + other liquid investments affording strategic/tactical opportunities to use absolute return strategies.
Strategies include: event-driven, relative value/arbitrage (pairs trading, convertible arbitrage, fixed income or interest rate arbitrage), market timing, market neutral, long/short equity, long-only, short-only, distressed securities, fixed income and high yield investment strategies.

VANGUARD VARIABLE INSURANCE FUNDS(R)

Vanguard Balanced Portfolio

The Portfolio seeks to provide long-term capital appreciation and reasonable current income. The Portfolio invests 60% to 70% of its assets in dividend-paying and, to a lesser extent, non-dividend-paying common stocks of established, medium-size and large companies. In choosing these companies, the advisor seeks those that appear to be undervalued but have prospects for improvement. These stocks are commonly referred to as value stocks. The remaining 30% to 40% of Portfolio assets are invested mainly in fixed income securities that the advisor believes will generate a reasonable level of current income. These securities include investment-grade corporate bonds, some U.S.
Treasury and Government agency bonds, and mortgage-backed securities.

Vanguard Capital Growth

The Portfolio seeks to provide long-term capital appreciation. The Portfolio invests in stocks considered to have above-average earnings growth potential that is not reflected in their current market prices. The Portfolio consists predominantly of mid- and large-capitalization stocks.

Vanguard Diversified Value

The Portfolio seeks to provide long-term capital appreciation and income. The
Portfolio invests mainly in large- and mid-capitalization companies whose stocks are considered by the advisor to be undervalued. Undervalued stocks are generally those that are out of favor with investors and that the advisor feels are trading at below average prices in relation to such measures as earnings and book value. These stocks often have above-average dividend yields.

Vanguard Equity Income Portfolio

The Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation. The Portfolio invests mainly in common stocks of medium-size and large companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. In addition, the advisors generally look for companies that they believe are committed to paying dividends consistently. Under normal circumstances, the Portfolio will invest at least 80% of its assets in stocks, also known as equity securities.

Vanguard Equity Index

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Standard & Poor's 500 Index, a widely recognized benchmark of U.S. stock market performance that is dominated by the stocks of large U.S.
companies. The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the index, holding each stock in approximately the same proportion as its weighting in the index.

Vanguard Growth Portfolio

The Portfolio seeks to provide long-term capital appreciation. The Portfolio invests mainly in large-capitalization stocks of U.S. companies considered to have above-average earnings growth potential and reasonable stock prices in comparison with expected earnings. The Portfolio uses multiple investment advisors.

Vanguard High Yield Bond Portfolio

The Portfolio seeks to provide a high level of current income. The Portfolio invests mainly in a diversified group of high-yielding, higher-risk corporate bonds--commonly known as "junk bonds"--with medium- and lower-range credit-quality ratings. The Portfolio invests at least 80% of its assets in corporate bonds that are rated below Baa by Moody's Investors Service, Inc.;
have an equivalent rating by any other independent bond rating agency; or if unrated, are determined to be of comparable quality.


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Vanguard International

The Portfolio seeks to provide long-term capital appreciation. The Portfolio invests predominantly in the stocks of companies located outside the United
States. In selecting stocks, the Portfolio's advisors evaluate foreign markets around the world and choose companies with above-average growth potential.

Vanguard Mid-Cap Index Portfolio

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Morgan Stanley Capital International(R) (MSCI(R)) US Mid Cap
450 Index, a broadly diversified index of stocks of medium size U.S. companies.
The Portfolio attempts to replicate the target index by investing all, or substantially all, of its assets in the stocks that make up the Index, holding each stock in approximately the same proportion as its weighting in the Index.

Vanguard REIT Index Portfolio

The Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs. The Portfolio normally invests at least 98% of its assets in stocks issued by equity real estate investment trusts (known as REITs) in an attempt to parallel the investment performance of the Morgan Stanley Capital International (MSCI) US REIT Index.
The Portfolio invests in stocks that make up the Index; the remaining assets are allocated to cash investments.

Vanguard Short-Term Investment Grade

The Portfolio seeks to provide current income with limited price volatility. The
Portfolio invests in a variety of high-quality and, to a lesser extent, medium-quality fixed income securities, at least 80% of which will be short- and intermediate-term investment-grade securities. High quality fixed income securities are those rated the equivalent of A3 or better by Moody's Investors
Services, Inc., or by another independent rating agency; medium-quality fixed income securities are those rated the equivalent of Baa1, Baa2 or Baa3 by Moody's or another independent rating agency. (Investment-grade fixed income securities are those rated the equivalent of Baa3 and above by Moody's.) The
Portfolio is expected to maintain a dollar-weighted average maturity of 1 to 4 years.

Vanguard Small Company Growth

The Portfolio seeks to provide long-term capital appreciation. The Portfolio invests at least 80% of its assets primarily in common stocks of smaller companies. These companies tend to be unseasoned but are considered by the Portfolio's advisors to have superior growth potential. Also, these companies often provide little or no dividend income.

Vanguard Total Bond Market Index

The Portfolio seeks to track the performance of a broad, market-weighted bond index. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Barclays Capital U.S.
Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States, all with maturities of more than 1 year. The Portfolio invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. The Portfolio maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years.

Vanguard Total Stock Market Index

The Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market. The Portfolio employs a "passive management"--or indexing--investment approach designed to track the performance of the Dow Jones U.S. Total Stock Market Index by investing all of its assets in stocks that make up the Index. The Index consists of substantially all of the U.S. common stocks regularly traded on the New York Stock Exchange and the Nasdaq over-the-counter market.

WELLS FARGO ADVANTAGE FUNDS

Wells Fargo Advantage VT Discovery

The Fund seeks long-term capital appreciation. The Fund invests in equity securities of small- and medium-capitalization companies that it believes offers favorable opportunities for growth. The Portfolio defines small- and medium capitalization companies as those with market capitalizations at the time of purchase within the range of the Russell Midcap(R) Index, which ranged from $829 million to $12.2 billion as of May 30, 2009, and is expected to change frequently. The Fund may also invest in equity securities of foreign issuers through ADRs and similar investments. Furthermore, the Fund may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.

Wells Fargo Advantage VT Opportunity

The Fund seeks long-term capital appreciation. The Fund invests principally in equity securities of medium-capitalization companies, which it defines as those within the range of market capitalizations of companies in the Russell Midcap(R)
Index. The range of the Russell Midcap(R) Index was $12.2 billion to $829 million respectively, as of May 30, 2009, and is expected to change frequently.
Furthermore, the Fund may use futures, options or swap agreements, as well as other derivatives, to manage risk or to enhance return. The Fund reserves the right to hedge the Portfolio's foreign currency exposure by purchasing or selling currency futures and foreign currency forward contracts. However, under normal circumstances, the Fund will not engage in extensive foreign currency hedging.

Wells Fargo Advantage VT Small Cap Value

The Fund seeks long-term capital appreciation. The Fund invests principally in equity securities of small-and medium capitalization companies, which it defines as companies with market capitalizations within the range of the Russell 2500TM
Index. The market capitalization range of the Russell 2500TM Index was $3.9 billion to $78 million, as of May 30, 2009, and is expected to change frequently. The Fund may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from
(call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly the Funds ability to predict movements of the price of the hedged stock.
Furthermore, the Fund may use futures, options, repurchase or reverse repurchase agreements or swap agreements, as well as other derivatives, to manage risk or to enhance return.


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APPENDIX B: EARLY CUT-OFF TIMES

We must receive transfer requests involving the following Investment Portfolios no later than the time shown below. This list may change anytime without notice.

Any transfer involving the Investment Portfolios listed below received after the applicable cut-off time set forth in the chart below, including a transfer request involving any other Investment Portfolio not listed or any Investment
Portfolio with an earlier cut-off time, will be processed on the next Business
Day. This restriction applies only to transfers between Sub-Accounts involving an Investment Portfolio that imposes an early cut-off. It does not apply to premium payments or surrenders.

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Basic Materials                       Financials                     Oil & Gas                     Real Estate
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                         Health Care                    Pharmaceuticals               Technology
------------------------------------------------------------------------------------------------------------------------------------
Consumer Goods                        Industrials                    Precious Metals               Utilities
------------------------------------------------------------------------------------------------------------------------------------
Emerging Markets                      International
------------------------------------------------------------------------------------------------------------------------------------
                                                       RYDEX INVESTMENT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
Banking                               Electronics                    Internet                      Technology
------------------------------------------------------------------------------------------------------------------------------------
Basic Materials                       Energy                         Leisure                       Telecommunication
------------------------------------------------------------------------------------------------------------------------------------
Biotechnology                         Energy Services                Precious Metals               Transportation
------------------------------------------------------------------------------------------------------------------------------------
Commodities Strategy                  Financial Services             Real Estate                   Utilities
------------------------------------------------------------------------------------------------------------------------------------
Consumer Products                     Health Care                    Retailing
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                   15 Minutes Before NYSE Close (3:45)
------------------------------------------------------------------------------------------------------------------------------------
                                                     PROFUNDS INVESTMENT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
Asia 30                               Large-Cap Value                Rising Rates Opportunity      U.S. Government Plus
------------------------------------------------------------------------------------------------------------------------------------
Bear                                  Mid-Cap                        Short NASDAQ-100              UltraBull
------------------------------------------------------------------------------------------------------------------------------------
Bull                                  Mid-Cap Growth                 Short Small-Cap               UltraMid-Cap
------------------------------------------------------------------------------------------------------------------------------------
Europe 30                             Mid-Cap Value                  Small-Cap Growth              UltraNASDAQ-100
------------------------------------------------------------------------------------------------------------------------------------
Japan                                 NASDAQ-100                     Small-Cap Value               UltraSmall-Cap
------------------------------------------------------------------------------------------------------------------------------------
Large-Cap Growth
------------------------------------------------------------------------------------------------------------------------------------
                                                       RYDEX INVESTMENT PORTFOLIOS
------------------------------------------------------------------------------------------------------------------------------------
Dow 2x Strategy                       Inverse Russell 2000(R)        Russell 2000(R) 1.5x          S&P MidCap 400 Pure Value
                                      Strategy                       Strategy
------------------------------------------------------------------------------------------------------------------------------------
Europe 1.25x Strategy                 Inverse S&P 500 Strategy       Russell 2000(R) 2x Strategy   S&P SmallCap 600 Pure Growth
------------------------------------------------------------------------------------------------------------------------------------
Government Long Bond 1.2x Strategy    Japan 2x Strategy              S&P 500 2x Strategy           S&P SmallCap 600 Pure Value
------------------------------------------------------------------------------------------------------------------------------------
Inverse Dow 2x Strategy               Mid Cap 1.5x Strategy          S&P 500 Pure Growth           Strengthening Dollar 2x Strategy
------------------------------------------------------------------------------------------------------------------------------------
Inverse Government Long Bond          NASDAQ-100(R) 2x Strategy      S&P 500 Pure Value            U.S. Government Money Market
Strategy
------------------------------------------------------------------------------------------------------------------------------------
Inverse Mid-Cap Strategy              NASDAQ-100(R) Strategy         S&P MidCap 400 Pure Growth    Weakening Dollar 2x Strategy
------------------------------------------------------------------------------------------------------------------------------------
Inverse NASDAQ-100(R) Strategy        Nova
------------------------------------------------------------------------------------------------------------------------------------

Similarly, any transfer request involving the ProFunds Access VP High Yield Fund or the DireXion Dynamic VP HY Bond Fund received after 2:00p.m. will be processed on the next business day.

--------------------------------------------------------------------------------

APPENDIX C: FREQUENT TRADING

Pursuant to our Frequent Transfers Policy outlined on page 18 of this prospectus, we block trades that are the second transaction in a purchase and sale involving the same Investment Portfolio in less than seven (7) days (or whatever greater time period is required by the Investment Portfolio). As of the date of this prospectus, We impose longer hold periods for the funds set forth in the following table. This list may change any time without notice.

------------------------------------------------------------------------------------------------------------------------------------
                                                              30 DAY HOLD
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Balanced       Franklin Strategic Income        Lord Abbett Bond Debenture      Rydex/SGI VT DWA Flexible
                                                                                                    Allocation
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Income &       Invesco V.I.  High Yield         Lord Abbett Capital Structure   Rydex/SGI VT DWA Sector
Growth                                                                                              Rotation Fund
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Inflation      Lazard Retirement Emerging       Lord Abbett Classic Stock       Rydex/SGI VT International
Protection                         Markets Portfolio                                                Opportunity
------------------------------------------------------------------------------------------------------------------------------------
American Century VP International  Lazard Retirement International  Lord Abbett Growth and Income   Rydex/SGI VT Managed Futures
                                   Equity                                                           Strategy
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Large Company  Lazard Retirement U.S.           Lord Abbett International       Rydex/SGI VT Multi-Hedge
Value                               Small-Mid Cap Equity            Opportunities                   Strategies
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Mid Cap Value  Lazard Retirement U.S.           Royce Micro-Cap                 Van Eck VIP Emerging Markets
                                   Strategic Equity
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Ultra          Legg Mason ClearBridge           Royce Small-Cap                 Van Eck VIP Global Bond
                                   Aggressive Growth
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Value          Legg Mason ClearBridge Equity    Rydex/SGI VT All-Asset          Van Eck VIP Global Hard Assets
                                   Income Builder                   Aggressive Strategy
------------------------------------------------------------------------------------------------------------------------------------
American Century VP Vista          Legg Mason ClearBridge           Rydex/SGI VT All-Asset          Van Eck VIP Multi-Manager
                                   Fundamental Value                Conservative Strategy           Alternatives
------------------------------------------------------------------------------------------------------------------------------------
Federated Capital Income II        Legg Mason ClearBridge Large     Rydex/SGI VT All-Asset          Wells Fargo Advantage Discovery
                                   Cap Growth                       Moderate Strategy
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond II      Legg Mason Western Asset Global  Rydex/SGI VT All-Cap            Wells Fargo Advantage
                                   High Yield Bond                  Opportunity                     Opportunity
------------------------------------------------------------------------------------------------------------------------------------
Federated Kaufmann Fund II         Legg Mason Western Asset         Rydex/SGI VT Alternative        Wells Fargo Advantage Small Cap
                                   Strategic Bond                   Strategies                      Value
------------------------------------------------------------------------------------------------------------------------------------
Franklin High Income
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                              60 DAY HOLD
------------------------------------------------------------------------------------------------------------------------------------
AVS Listed Private Equity          Ibbotson Growth ETF Asset        Ivy Funds VIP Mid Cap Growth    Vanguard Growth
                                   Allocation
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus International Value        Ibbotson Income & Growth ETF     Ivy Funds VIP Science and       Vanguard High Yield Bond
                                   Asset Allocation Technology
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Stock Index      Ivy Funds VIP Asset Strategy     Ivy Funds VIP Value             Vanguard International
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible       Ivy Funds VIP Balanced           Third Avenue Value              Vanguard Mid-Cap Index
Growth
------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index                Ivy Funds VIP Bond               Vanguard Balanced               Vanguard REIT Index
------------------------------------------------------------------------------------------------------------------------------------
First Eagle Overseas               Ivy Funds VIP Dividend           Vanguard Capital Growth         Vanguard Short Term Investment
                                   Opportunities                                                    Grade
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Aggressive Growth ETF     Ivy Funds VIP Energy             Vanguard Diversified Value      Vanguard Small Company Growth
Asset Allocation
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Balanced ETF Asset        Ivy Funds VIP Growth             Vanguard Equity Income          Vanguard Total Bond Market Index
Allocation                                                          Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Ibbotson Conservative ETF Asset    Ivy Funds VIP High Income        Vanguard Equity Index           Vanguard Total Stock Market
Allocation                                                                                          Index
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                              90 DAY HOLD
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Growth and   AllianceBernstein VPS Small Cap  Janus Aspen Balanced Portfolio  Janus Aspen Overseas Portfolio
Income                             Growth
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS Small/Mid    Eaton Vance Floating-Rate        Janus Aspen Enterprise          Janus Aspen Perkins Mid Cap
Cap Value Portfolio                Income Portfolio                 Value Portfolio
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS              Eaton Vance VT Large-Cap Value   Janus Aspen Forty
International Growth                                                Portfolio                       Janus Aspen Worldwide Portfolio
------------------------------------------------------------------------------------------------------------------------------------
AllianceBernstein VPS              Eaton Vance Worldwide Health     Janus Aspen Janus Portfolio     Pioneer High Yield
International Value                Sciences
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Appendix D - CONDENSED FINANCIAL INFORMATION

Accumulation Unit Value History

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Jefferson National Life Annuity Account G's financial statements. This information should be read in conjunction with Jefferson National Life Annuity Account G's financial statements and related notes which are included in the Statement of Additional Information. The tables below provide per unit information about the financial history of each Sub-Account for the periods ended December 31. Inception date is May 1, 2005 unless otherwise noted.

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS:
Capital Appreciation Portfolio
------------------------------
Beginning AUV                                $10.534      $19.199       $14.378      $12.055      $10.149
Ending AUV                                   $15.917      $10.534       $19.199      $14.378      $12.055

Ending number of AUs (000s)                      110           65           300           11           12

LargeCap Growth Portfolio
-------------------------
Beginning AUV                                 $8.022      $14.898       $12.420      $11.812      $10.165
Ending AUV                                   $11.838       $8.022       $14.898      $12.420      $11.812

Ending number of AUs (000s)                       93          106           110           28           23

MidCap Growth Portfolio
-----------------------
Beginning AUV                                 $7.176      $17.231       $13.097      $11.891      $10.146
Ending AUV                                   $10.886       $7.176       $17.231      $13.097      $11.891

Ending number of AUs (000s)                       95           19           194           17            -

SmallCap Growth Portfolio
-------------------------
Beginning AUV                                 $9.556      $17.895       $15.263      $12.718      $10.172
Ending AUV                                   $13.904       $9.556       $17.895      $15.263      $12.718

Ending number of AUs (000s)                       22           27            65           48           11

---------------------------------------------------------------------------------------------------------

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
Growth and Income Portfolio (inception date May 1, 2006)
--------------------------------------------------------
Beginning AUV                                 $6.965      $11.726       $11.155       $9.958          N/A
Ending AUV                                    $8.415       $6.965       $11.726      $11.155          N/A

Ending number of AUs (000s)                       45           35            39            8          N/A

International Growth Portfolio (inception date May 1, 2008)
-----------------------------------------------------------
Beginning AUV                                 $5.301      $10.085           N/A          N/A          N/A
Ending AUV                                    $7.381       $5.301           N/A          N/A          N/A

Ending number of AUs (000s)                       46           22           N/A          N/A          N/A

International Value Portfolio (inception date May 1, 2008)
----------------------------------------------------------
Beginning AUV                                 $4.845      $10.080           N/A          N/A          N/A
Ending AUV                                    $6.509       $4.845           N/A          N/A          N/A

Ending number of AUs (000s)                       34           70           N/A          N/A          N/A

Small Cap Growth Portfolio (inception date May 1, 2008)
-------------------------------------------------------
Beginning AUV                                 $6.168      $10.134           N/A          N/A          N/A
Ending AUV                                    $8.715       $6.168           N/A          N/A          N/A

Ending number of AUs (000s)                        4            4           N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.: (continued)
Small-Mid Cap Value Portfolio (inception date May 1, 2006)
----------------------------------------------------------
Beginning AUV                                 $6.860      $10.677       $10.516      $10.000          N/A
Ending AUV                                    $9.787       $6.860       $10.677      $10.516          N/A

Ending number of AUs (000s)                      117           97            83            1          N/A

---------------------------------------------------------------------------------------------------------

ALPS VARIABLE INSURANCE TRUST:
Listed Private Equity Portfolio II (inception date May 1, 2008)
---------------------------------------------------------------
Beginning AUV                                 $3.750      $10.000           N/A          N/A          N/A
Ending AUV                                    $5.247       $3.750           N/A          N/A          N/A

Ending number of AUs (000s)                       34            -           N/A          N/A          N/A
---------------------------------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
VP Balanced Fund
----------------
Beginning AUV                                 $9.763      $12.255       $11.678      $10.653      $10.071
Ending AUV                                   $11.275       $9.763       $12.255      $11.678      $10.653

Ending number of AUs (000s)                      101           77           101           39            -

VP Income & Growth Fund
-----------------------
Beginning AUV                                 $8.247      $12.607       $12.616      $10.775      $10.115
Ending AUV                                    $9.739       $8.247       $12.607      $12.616      $10.775

Ending number of AUs (000s)                       54           82            89           48           11

VP Inflation Protection Fund
----------------------------
Beginning AUV                                $11.028      $11.207       $10.234      $10.076      $10.011
Ending AUV                                   $12.157      $11.028       $11.207      $10.234      $10.076

Ending number of AUs (000s)                      246          123           106            8            7

VP International Fund
---------------------
Beginning AUV                                 $9.494      $17.206       $14.574      $11.657      $10.142
Ending AUV                                   $12.699       $9.494       $17.206      $14.574      $11.657

Ending number of AUs (000s)                       50           84           156           47            -

VP Large Company Value Fund (inception date May 1, 2007)
--------------------------------------------------------
Beginning AUV                                 $5.931       $9.457       $10.037          N/A          N/A
Ending AUV                                    $7.120       $5.931        $9.457          N/A          N/A

Ending number of AUs (000s)                       17           11             3          N/A          N/A

VP Mid Cap Value Fund (inception date November 20, 2009)
--------------------------------------------------------
Beginning AUV                                 $9.991          N/A           N/A          N/A          N/A
Ending AUV                                   $10.502          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                        -          N/A           N/A          N/A          N/A

VP Ultra Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                                 $6.811      $11.638       $10.019          N/A          N/A
Ending AUV                                    $9.159       $6.811       $11.638          N/A          N/A

Ending number of AUs (000s)                        2           80           117          N/A          N/A

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
VP Value Fund
-------------
Beginning AUV                                 $8.893      $12.144       $12.802      $10.789      $10.145
Ending AUV                                   $10.659       $8.893       $12.144      $12.802      $10.789

Ending number of AUs (000s)                      149          107           101           96           15

VP Vista Fund (inception date May 1, 2007)
------------------------------------------
Beginning AUV                                 $6.411      $12.479        $9.972          N/A          N/A
Ending AUV                                    $7.852       $6.411       $12.479          N/A          N/A

Ending number of AUs (000s)                        4           10            33          N/A          N/A

---------------------------------------------------------------------------------------------------------

CREDIT SUISSE TRUST:
Commodity Return Strategy Portfolio (inception date May 1, 2006)
----------------------------------------------------------------
Beginning AUV                                 $7.554      $11.396        $9.713      $10.138          N/A
Ending AUV                                    $9.025       $7.554       $11.396       $9.713          N/A

Ending number of AUs (000s)                       45           30            23            2          N/A

---------------------------------------------------------------------------------------------------------

DIREXION INSURANCE TRUST:
Dynamic VP HY Bond Fund
-----------------------
Beginning AUV                                 $9.833      $10.923       $11.120      $10.470      $10.072
Ending AUV                                   $10.798       $9.833       $10.923      $11.120      $10.470

Ending number of AUs (000s)                      297        1,119           284           96            9

---------------------------------------------------------------------------------------------------------

THE DREYFUS INVESTMENT PORTFOLIOS:
Small Cap Stock Index Portfolio
-------------------------------
Beginning AUV                                 $9.015      $13.049       $13.135      $11.481      $10.172
Ending AUV                                   $11.272       $9.015       $13.049      $13.135      $11.481

Ending number of AUs (000s)                      104          134           158           66            7

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
Beginning AUV                                 $8.440      $12.871       $11.941      $10.935      $10.101
Ending AUV                                   $11.289       $8.440       $12.871      $11.941      $10.935

Ending number of AUs (000s)                       10            8             3            -            -

DREYFUS STOCK INDEX FUND
Beginning AUV                                 $8.307      $13.216       $12.556      $10.871      $10.125
Ending AUV                                   $10.495       $8.307       $13.216      $12.556      $10.871

Ending number of AUs (000s)                      604          635           779          301           12

---------------------------------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND:
International Value Portfolio
-----------------------------
Beginning AUV                                 $9.155      $14.606       $14.024      $11.439      $10.118
Ending AUV                                   $11.991       $9.155       $14.606      $14.024      $11.439

Ending number of AUs (000s)                      253          283           384          157           19

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES:
Capital Income Fund II
----------------------
Beginning AUV                                $10.305      $12.943       $12.441      $10.758      $10.072
Ending AUV                                   $13.219      $10.305       $12.943      $12.441      $10.758

Ending number of AUs (000s)                       38           30            59           43            -

High Income Bond Fund II
------------------------
Beginning AUV                                 $8.968      $12.118       $11.716      $10.574      $10.014
Ending AUV                                   $13.708       $8.968       $12.118      $11.716      $10.574

Ending number of AUs (000s)                      600          155           120           96           12

Kaufmann Fund II (inception date November 1, 2006)
--------------------------------------------------
Beginning AUV                                 $7.387      $12.717       $10.542       $9.935          N/A
Ending AUV                                    $9.537       $7.387       $12.717      $10.542          N/A

Ending number of AUs (000s)                       68           96            37            -          N/A

---------------------------------------------------------------------------------------------------------

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
-----------------------------------------------------------------------------------------
Beginning AUV                                 $6.619      $10.114           N/A          N/A          N/A
Ending AUV                                    $8.425       $6.619           N/A          N/A          N/A

Ending number of AUs (000s)                        3            -           N/A          N/A          N/A

Ibbotson Balanced ETF Asset Allocation Portfolio II (inception date May 1, 2008)
--------------------------------------------------------------------------------
Beginning AUV                                 $7.709      $10.080           N/A          N/A          N/A
Ending AUV                                    $9.214       $7.709           N/A          N/A          N/A

Ending number of AUs (000s)                       89           59           N/A          N/A          N/A

Ibbotson Conservative ETF Asset Allocation Portfolio II (inception date May 1, 2008)
------------------------------------------------------------------------------------
Beginning AUV                                 $9.334      $10.019           N/A          N/A          N/A
Ending AUV                                   $10.106       $9.334           N/A          N/A          N/A

Ending number of AUs (000s)                      144           28           N/A          N/A          N/A

Ibbotson Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
------------------------------------------------------------------------------
Beginning AUV                                 $7.027      $10.102           N/A          N/A          N/A
Ending AUV                                    $8.759       $7.027           N/A          N/A          N/A

Ending number of AUs (000s)                       37            1           N/A          N/A          N/A

Ibbotson Income & Growth ETF Asset Allocation Portfolio II (inception date May 1, 2008)
---------------------------------------------------------------------------------------
Beginning AUV                                 $8.534      $10.048           N/A          N/A          N/A
Ending AUV                                    $9.669       $8.534           N/A          N/A          N/A

Ending number of AUs (000s)                       26            5           N/A          N/A          N/A

---------------------------------------------------------------------------------------------------------

INVESCO VARIABLE INSURANCE FUNDS:
Basic Value Fund
----------------
Beginning AUV                                 $6.079      $12.639       $12.469      $11.040      $10.160
Ending AUV                                    $8.981       $6.079       $12.639      $12.469      $11.040

Ending number of AUs (000s)                       65           44            15            9           11

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Capital Development Fund (inception date November 9, 2007)
----------------------------------------------------------
Beginning AUV                                 $5.231       $9.874        $9.845          N/A          N/A
Ending AUV                                    $7.447       $5.231        $9.874          N/A          N/A

Ending number of AUs (000s)                       17            1             0          N/A          N/A

Core Equity Fund (inception date April 28, 2006)
------------------------------------------------
Beginning AUV                                 $8.281      $11.854       $10.964      $10.044          N/A
Ending AUV                                   $10.625       $8.281       $11.854      $10.964          N/A

Ending number of AUs (000s)                      112          146            10            7          N/A


Financial Services Fund
-----------------------
Beginning AUV                                 $4.176      $10.297       $13.238      $11.369      $10.242
Ending AUV                                    $5.322       $4.176       $10.297      $13.238      $11.369

Ending number of AUs (000s)                       40            3             0            3           14

Global Health Care Fund
-----------------------
Beginning AUV                                 $9.473      $13.271       $11.864      $11.274      $10.127
Ending AUV                                   $12.094       $9.473       $13.271      $11.864      $11.274

Ending number of AUs (000s)                       14            4            11            3            1

Global Real Estate Fund
-----------------------
Beginning AUV                                 $8.736      $15.784       $16.709      $11.717      $10.091
Ending AUV                                   $11.491       $8.736       $15.784      $16.709      $11.717

Ending number of AUs (000s)                      281          222           169           76            4

Government Securities Fund (inception date November 9, 2007)
------------------------------------------------------------
Beginning AUV                                $11.374      $10.127       $10.008          N/A          N/A
Ending AUV                                   $11.373      $11.374       $10.127          N/A          N/A

Ending number of AUs (000s)                       77          189             0          N/A          N/A

High Yield Fund
---------------
Beginning AUV                                 $8.706      $11.716       $11.572      $10.450      $10.032
Ending AUV                                   $13.301       $8.706       $11.716      $11.572      $10.450

Ending number of AUs (000s)                      662          608            63          223          316

International Growth Fund (inception date November 9, 2007)
-----------------------------------------------------------
Beginning AUV                                 $5.764       $9.668        $9.814          N/A          N/A
Ending AUV                                    $7.796       $5.764        $9.668          N/A          N/A

Ending number of AUs (000s)                      104          152             1          N/A          N/A

Mid Cap Core Equity Fund
------------------------
Beginning AUV                                 $9.497      $13.316       $12.185      $10.979      $10.102
Ending AUV                                   $12.333       $9.497       $13.316      $12.185      $10.979

Ending number of AUs (000s)                       50           49            35            5            -

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INSURANCE FUNDS: (continued)
Technology Fund
---------------
Beginning AUV                                 $7.660      $13.803       $12.815      $11.600      $10.155
Ending AUV                                   $12.057       $7.660       $13.803      $12.815      $11.600

Ending number of AUs (000s)                       29            1             2           22           20

---------------------------------------------------------------------------------------------------------

FIRST EAGLE VARIABLE FUNDS
Overseas Variable Fund (inception date November 14, 2008)
---------------------------------------------------------
Beginning AUV                                $10.465       $9.782           N/A          N/A          N/A
Ending AUV                                   $12.585      $10.465           N/A          N/A          N/A

Ending number of AUs (000s)                      238           27           N/A          N/A          N/A

---------------------------------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
Global Real Estate Securities II Fund (inception date November 14, 2008)
------------------------------------------------------------------------
Beginning AUV                                 $9.972       $9.352           N/A          N/A          N/A
Ending AUV                                   $11.875       $9.972           N/A          N/A          N/A

Ending number of AUs (000s)                       48            -           N/A          N/A          N/A

High Income Securities II Fund (inception date November 14, 2008)
-----------------------------------------------------------------
Beginning AUV                                 $9.957       $9.892           N/A          N/A          N/A
Ending AUV                                   $14.208       $9.957           N/A          N/A          N/A

Ending number of AUs (000s)                      726           24           N/A          N/A          N/A

Income Securities II Fund (inception date November 14, 2008)
------------------------------------------------------------
Beginning AUV                                $10.071       $9.831           N/A          N/A          N/A
Ending AUV                                   $13.656      $10.071           N/A          N/A          N/A

Ending number of AUs (000s)                      628            -           N/A          N/A          N/A

Mutual Shares Securities II Fund (inception date November 14, 2008)
-------------------------------------------------------------------
Beginning AUV                                 $9.883       $9.690           N/A          N/A          N/A
Ending AUV                                   $12.457       $9.883           N/A          N/A          N/A

Ending number of AUs (000s)                       71            -           N/A          N/A          N/A

Strategic Income Securities II Fund (inception date November 14, 2008)
----------------------------------------------------------------------
Beginning AUV                                $10.296      $10.000           N/A          N/A          N/A
Ending AUV                                   $12.948      $10.296           N/A          N/A          N/A

Ending number of AUs (000s)                      135            4           N/A          N/A          N/A

Templeton Global Bond Securities II Fund (inception date November 14, 2008)
---------------------------------------------------------------------------
Beginning AUV                                $10.741      $10.063           N/A          N/A          N/A
Ending AUV                                   $12.748      $10.741           N/A          N/A          N/A

Ending number of AUs (000s)                      250           18           N/A          N/A          N/A

U.S. Government II Fund (inception date November 14, 2008)
----------------------------------------------------------
Beginning AUV                                $10.400      $10.008           N/A          N/A          N/A
Ending AUV                                   $10.722      $10.400           N/A          N/A          N/A

Ending number of AUs (000s)                      122            7           N/A          N/A          N/A

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
Asset Strategy Portfolio (inception date November 20, 2009)
-----------------------------------------------------------
Beginning AUV                                 $9.981          N/A           N/A          N/A          N/A
Ending AUV                                    $9.958          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                       94          N/A           N/A          N/A          N/A

Balanced Portfolio (inception date November 20, 2009)
-----------------------------------------------------
Beginning AUV                                 $9.981          N/A           N/A          N/A          N/A
Ending AUV                                   $10.036          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                        -          N/A           N/A          N/A          N/A

Bond Portfolio (inception date November 20, 2009)
-------------------------------------------------
Beginning AUV                                $10.000          N/A           N/A          N/A          N/A
Ending AUV                                    $9.910          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                        -          N/A           N/A          N/A          N/A

Dividend Opportunities Portfolio (inception date November 20, 2009)
-------------------------------------------------------------------
Beginning AUV                                 $9.943          N/A           N/A          N/A          N/A
Ending AUV                                   $10.108          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                        -          N/A           N/A          N/A          N/A

Energy Portfolio (inception date November 20, 2009)
---------------------------------------------------
Beginning AUV                                 $9.883          N/A           N/A          N/A          N/A
Ending AUV                                   $10.395          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                       11          N/A           N/A          N/A          N/A

Growth Portfolio (inception date November 20, 2009)
---------------------------------------------------
Beginning AUV                                 $9.955          N/A           N/A          N/A          N/A
Ending AUV                                   $10.272          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                        -          N/A           N/A          N/A          N/A

High Income Portfolio (inception date November 20, 2009)
--------------------------------------------------------
Beginning AUV                                $10.000          N/A           N/A          N/A          N/A
Ending AUV                                   $10.268          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                       11          N/A           N/A          N/A          N/A

Mid Cap Growth Portfolio (inception date November 20, 2009)
-----------------------------------------------------------
Beginning AUV                                 $9.944          N/A           N/A          N/A          N/A
Ending AUV                                   $10.482          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                        2          N/A           N/A          N/A          N/A

Science and Technology Portfolio (inception date November 20, 2009)
-------------------------------------------------------------------
Beginning AUV                                 $9.967          N/A           N/A          N/A          N/A
Ending AUV                                   $10.693          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                        2          N/A           N/A          N/A          N/A

Value Portfolio (inception date November 20, 2009)
--------------------------------------------------
Beginning AUV                                 $9.959          N/A           N/A          N/A          N/A
Ending AUV                                   $10.109          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                        -          N/A           N/A          N/A          N/A

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES- Institutional:
Balanced Portfolio (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                                 $8.828      $10.489        $9.993          N/A          N/A
Ending AUV                                   $11.113       $8.828       $10.489          N/A          N/A

Ending number of AUs (000s)                      276          261            66          N/A          N/A

Enterprise Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                                 $7.242      $12.867       $10.544       $9.930          N/A
Ending AUV                                   $10.488       $7.242       $12.867      $10.544          N/A

Ending number of AUs (000s)                      200          261           117           38          N/A

Forty Portfolio (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                                 $7.146      $12.795       $10.000          N/A          N/A
Ending AUV                                   $10.458       $7.146       $12.795          N/A          N/A

Ending number of AUs (000s)                      141           95            29          N/A          N/A

Janus Portfolio (inception date May 1, 2006)
--------------------------------------------
Beginning AUV                                 $7.277      $12.072       $10.489       $9.959          N/A
Ending AUV                                    $9.923       $7.277       $12.072      $10.489          N/A

Ending number of AUs (000s)                      113          101            82           60          N/A

Overseas Portfolio (inception date May 1, 2006)
-----------------------------------------------
Beginning AUV                                 $7.181      $14.995       $11.686      $10.034          N/A
Ending AUV                                   $12.894       $7.181       $14.995      $11.686          N/A

Ending number of AUs (000s)                      626          635           606          283          N/A

Perkins Mid Cap Value Portfolio (inception date May 1, 2007)
------------------------------------------------------------
Beginning AUV                                 $7.222       $9.998       $10.006          N/A          N/A
Ending AUV                                    $9.655       $7.222        $9.998          N/A          N/A

Ending number of AUs (000s)                      369          263            60          N/A          N/A

Worldwide Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                                 $6.785      $12.261       $11.184       $9.970          N/A
Ending AUV                                    $9.343       $6.785       $12.261      $11.184          N/A

Ending number of AUs (000s)                       97           54           150           85          N/A

---------------------------------------------------------------------------------------------------------

LAZARD RETIREMENT SERIES INC.:
Emerging Markets Portfolio
--------------------------
Beginning AUV                                $12.362      $24.108       $18.085      $13.917      $10.227
Ending AUV                                   $20.997      $12.362       $24.108      $18.085      $13.917

Ending number of AUs (000s)                      364          201           173          247           25

International Equity Portfolio
------------------------------
Beginning AUV                                 $9.790      $15.543       $14.030      $11.450      $10.148
Ending AUV                                   $11.890       $9.790       $15.543      $14.030      $11.450

Ending number of AUs (000s)                      152          137           143          141            4

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES INC.: (continued)
US Small-Mid Cap Equity Portfolio
---------------------------------
Beginning AUV                                 $7.675      $12.081       $13.018      $11.216      $10.147
Ending AUV                                   $11.718       $7.675       $12.081      $13.018      $11.216

Ending number of AUs (000s)                       70            4             8           67            -

US Strategic Equity Portfolio
-----------------------------
Beginning AUV                                 $8.055      $12.446       $12.566      $10.696      $10.116
Ending AUV                                   $10.217       $8.055       $12.446      $12.566      $10.696

Ending number of AUs (000s)                        5            3            23           18            1

---------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
ClearBridge Aggressive Growth Portfolio (inception date April 30, 2007)
-----------------------------------------------------------------------
Beginning AUV                                 $5.750       $9.649        $9.900          N/A          N/A
Ending AUV                                    $7.738       $5.750        $9.649          N/A          N/A

Ending number of AUs (000s)                      108          201            29          N/A          N/A

ClearBridge Equity Income Builder Portfolio (inception date April 30, 2007)
---------------------------------------------------------------------------
Beginning AUV                                 $6.568      $10.108        $9.953          N/A          N/A
Ending AUV                                    $8.073       $6.568       $10.108          N/A          N/A

Ending number of AUs (000s)                       32           27            47          N/A          N/A

ClearBridge Fundamental Value Portfolio (inception date April 30, 2007)
-----------------------------------------------------------------------
Beginning AUV                                 $6.081       $9.588        $9.904          N/A          N/A
Ending AUV                                    $7.867       $6.081        $9.588          N/A          N/A

Ending number of AUs (000s)                       10           30            18          N/A          N/A

ClearBridge Large Cap Growth Portfolio (inception date April 30, 2007)
----------------------------------------------------------------------
Beginning AUV                                 $6.281      $10.016        $9.897          N/A          N/A
Ending AUV                                    $8.943       $6.281       $10.016          N/A          N/A

Ending number of AUs (000s)                       42           41            26          N/A          N/A

---------------------------------------------------------------------------------------------------------

LEGG MASON PARTNERS VARIABLE INCOME TRUST:
Western Asset Global High Yield Bond Portfolio
----------------------------------------------
Beginning AUV                                 $8.130      $11.752       $11.760    $  10.629    $  10.041
Ending AUV                                   $12.646       $8.130       $11.752    $  11.760    $  10.629

Ending number of AUs (000s)                    1,770           49            29           23           48

Western Asset Strategic Bond Portfolio
--------------------------------------
Beginning AUV                                 $9.099      $10.966       $10.752    $  10.237    $  10.018
Ending AUV                                   $11.084       $9.099       $10.966    $  10.752    $  10.237

Ending number of AUs (000s)                       38           64           108           81            7

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.:
Capital Structure Portfolio
---------------------------
Beginning AUV                                 $9.343      $12.658       $12.270      $10.712      $10.097
Ending AUV                                   $11.530       $9.343       $12.658      $12.270      $10.712

Ending number of AUs (000s)                       22           26            24            5            -

Bond Debenture Portfolio (inception date November 9, 2007)
----------------------------------------------------------
Beginning AUV                                 $8.222       $9.970        $9.976          N/A          N/A
Ending AUV                                   $11.043       $8.222        $9.970          N/A          N/A

Ending number of AUs (000s)                       79           13             0          N/A          N/A

Growth and Income Portfolio
---------------------------
Beginning AUV                                 $8.308      $13.068       $12.633      $10.773      $10.115
Ending AUV                                    $9.879       $8.308       $13.068      $12.633      $10.773

Ending number of AUs (000s)                      100          104           121           42            1

International Opportunities Portfolio (inception date November 9, 2007)
-----------------------------------------------------------------------
Beginning AUV                                 $4.555       $9.398        $9.766          N/A          N/A
Ending AUV                                    $6.736       $4.555        $9.398          N/A          N/A

Ending number of AUs (000s)                      165           17             6          N/A          N/A

Classic Stock Portfolio (inception date November 9, 2007)
---------------------------------------------------------
Beginning AUV                                 $6.921      $10.072        $9.835          N/A          N/A
Ending AUV                                    $8.687       $6.921       $10.072          N/A          N/A

Ending number of AUs (000s)                       10            7             0          N/A          N/A

---------------------------------------------------------------------------------------------------------

NATIONWIDE VARIABLE INSURANCE TRUST:
Bond Index Fund (inception date May 1, 2007)
--------------------------------------------
Beginning AUV                                $10.975      $10.478       $10.000          N/A          N/A
Ending AUV                                   $11.608      $10.975       $10.478          N/A          N/A

Ending number of AUs (000s)                      142          149            69          N/A          N/A

International Index Fund (inception date May 1, 2007)
-----------------------------------------------------
Beginning AUV                                 $5.816      $10.181       $10.009          N/A          N/A
Ending AUV                                    $7.507       $5.816       $10.181          N/A          N/A

Ending number of AUs (000s)                      276          355           147          N/A          N/A

Mid Cap Index Fund (inception date May 1, 2007)
-----------------------------------------------
Beginning AUV                                 $6.293       $9.891       $10.030          N/A          N/A
Ending AUV                                    $8.619       $6.293        $9.891          N/A          N/A

Ending number of AUs (000s)                      152          150            21          N/A          N/A

S&P 500 Index Fund ( inception date May 1, 2007)
------------------------------------------------
Beginning AUV                                 $6.294      $10.014       $10.029          N/A          N/A
Ending AUV                                    $7.942       $6.294       $10.014          N/A          N/A

Ending number of AUs (000s)                      232          522           317          N/A          N/A

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST: (continued)
Small Cap Index Fund (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                                 $6.242       $9.460       $10.020          N/A          N/A
Ending AUV                                    $7.925       $6.242        $9.460          N/A          N/A

Ending number of AUs (000s)                      108          122            22          N/A          N/A

---------------------------------------------------------------------------------------------------------

NEUBERGER  BERMAN ADVISERS MANAGEMENT TRUST:
Mid-Cap Growth Portfolio
------------------------
Beginning AUV                                 $9.676      $17.086       $13.945      $12.158      $10.126
Ending AUV                                   $12.734       $9.676       $17.086      $13.945      $12.158

Ending number of AUs (000s)                       40           54            51           15            1

Partners Portfolio
------------------
Beginning AUV                                 $7.039      $14.785       $13.523      $12.048      $10.139
Ending AUV                                   $10.986       $7.039       $14.785      $13.523      $12.048

Ending number of AUs (000s)                      188          199           204          118           17

Regency Portfolio
-----------------
Beginning AUV                                 $7.268      $13.415       $12.986      $11.682      $10.162
Ending AUV                                   $10.653       $7.268       $13.415      $12.986      $11.682

Ending number of AUs (000s)                       55           40            41           31           11

Short Duration Bond Portfolio
-----------------------------
Beginning AUV                                 $9.565      $11.049       $10.546      $10.121      $10.008
Ending AUV                                   $10.840       $9.565       $11.049      $10.546      $10.121

Ending number of AUs (000s)                       56          125           189          161            7

Small-Cap Growth Portfolio
--------------------------
Beginning AUV                                 $7.192      $11.883       $11.822      $11.232      $10.118
Ending AUV                                    $8.829       $7.192       $11.883      $11.822      $11.232

Ending number of AUs (000s)                       37           69            17           15            3

Socially Responsive Portfolio
-----------------------------
Beginning AUV                                 $8.322      $13.743       $12.771      $11.232      $10.143
Ending AUV                                   $10.938       $8.322       $13.743      $12.771      $11.232

Ending number of AUs (000s)                       19           14            17            7            4

---------------------------------------------------------------------------------------------------------

NORTHERN LIGHTS VARIABLE TRUST:
Changing Parameters Portfolio (inception date July 2, 2007)
-----------------------------------------------------------
Beginning AUV                                 $9.849      $10.110       $10.000          N/A          N/A
Ending AUV                                    $9.242       $9.849       $10.110          N/A          N/A

Ending number of AUs (000s)                      880          908           804          N/A          N/A

JNF Balanced Portfolio (inception date May 1, 2007)
---------------------------------------------------
Beginning AUV                                 $7.591       $9.880       $10.028          N/A          N/A
Ending AUV                                    $9.249       $7.591        $9.880          N/A          N/A

Ending number of AUs (000s)                       39           16            27          N/A          N/A

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
JNF Equity Portfolio (inception date May 1, 2007)
-------------------------------------------------
Beginning AUV                                 $5.193       $9.047       $10.013          N/A          N/A
Ending AUV                                    $7.012       $5.193        $9.047          N/A          N/A

Ending number of AUs (000s)                       40           44           180          N/A          N/A

JNF Money Market Portfolio (inception date April 30, 2008)
----------------------------------------------------------
Beginning AUV                                $10.168      $10.001           N/A          N/A          N/A
Ending AUV                                   $10.193      $10.168           N/A          N/A          N/A

Ending number of AUs (000s)                    5,293        8,700           N/A          N/A          N/A

---------------------------------------------------------------------------------------------------------

PIMCO VARIABLE INSURANCE TRUST:
All Asset Portfolio (inception date May 1, 2006)
------------------------------------------------
Beginning AUV                                 $9.555      $11.354       $10.481       $9.974          N/A
Ending AUV                                   $11.616       $9.555       $11.354      $10.481          N/A

Ending number of AUs (000s)                      484          293           182           25          N/A

CommodityRealReturn Strategy Portfolio (inception date May 1, 2006)
-------------------------------------------------------------------
Beginning AUV                                 $6.654      $11.838        $9.606      $10.106          N/A
Ending AUV                                    $9.418       $6.654       $11.838       $9.606          N/A

Ending number of AUs (000s)                      315          280           255          123          N/A

Emerging Markets Bond Portfolio (inception date May 1, 2006)
------------------------------------------------------------
Beginning AUV                                 $9.792      $11.463       $10.834       $9.979          N/A
Ending AUV                                   $12.780       $9.792       $11.463      $10.834          N/A

Ending number of AUs (000s)                      307          323           122          214          N/A

Foreign Bond US Dollar-Hedged Portfolio (inception date May 1, 2006)
--------------------------------------------------------------------
Beginning AUV                                $10.448      $10.705       $10.330      $10.011          N/A
Ending AUV                                   $12.078      $10.448       $10.705      $10.330          N/A

Ending number of AUs (000s)                      145          180           184           23          N/A

Foreign Bond US Dollar-Unhedged Portfolio (inception date November 14, 2008)
----------------------------------------------------------------------------
Beginning AUV                                $10.912       $9.959           N/A          N/A          N/A
Ending AUV                                   $11.358      $10.912           N/A          N/A          N/A

Ending number of AUs (000s)                       81          181           N/A          N/A          N/A

Global Bond Unhedged Portfolio (inception date May 1, 2006)
-----------------------------------------------------------
Beginning AUV                                $11.159      $11.255       $10.257      $10.001          N/A
Ending AUV                                   $13.038      $11.159       $11.255      $10.257          N/A

Ending number of AUs (000s)                      146          338           104           27          N/A

High Yield Portfolio (inception date May 1, 2006)
-------------------------------------------------
Beginning AUV                                 $8.415      $11.001       $10.629       $9.990          N/A
Ending AUV                                   $11.803       $8.415       $11.001      $10.629          N/A

Ending number of AUs (000s)                    3,319          437           103          450          N/A

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
Long Term US Government Portfolio (inception date November 1, 2006)
-------------------------------------------------------------------
Beginning AUV                                $12.798      $10.911        $9.941      $10.048          N/A
Ending AUV                                   $12.237      $12.798       $10.911       $9.941          N/A

Ending number of AUs (000s)                      116          132            87            -          N/A

Low Duration Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                                $10.748      $10.793       $10.052      $10.011          N/A
Ending AUV                                   $12.180      $10.748       $10.793      $10.052          N/A

Ending number of AUs (000s)                      630          625           229            8          N/A

Real Return Portfolio
---------------------
Beginning AUV                                $10.439      $11.229       $10.150      $10.078      $10.001
Ending AUV                                   $12.356      $10.439       $11.229      $10.150      $10.078

Ending number of AUs (000s)                      834          595           359          169           17

Short Term Portfolio
--------------------
Beginning AUV                                $11.055      $11.089       $10.613      $10.178      $10.001
Ending AUV                                   $11.917      $11.055       $11.089      $10.613      $10.178

Ending number of AUs (000s)                      500          279           270          155            9

Total Return Portfolio
----------------------
Beginning AUV                                $11.987      $11.438       $10.519      $10.130      $10.020
Ending AUV                                   $13.669      $11.987       $11.438      $10.519      $10.130

Ending number of AUs (000s)                    2,552        2,022         1,670          566           49

---------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST:
Bond Portfolio (inception date (inception date November 9, 2007)
----------------------------------------------------------------
Beginning AUV                                $10.065      $10.154       $10.019          N/A          N/A
Ending AUV                                   $11.806      $10.065       $10.154          N/A          N/A

Ending number of AUs (000s)                      157           50             3          N/A          N/A

Cullen Value Portfolio (inception date November 1, 2006)
--------------------------------------------------------
Beginning AUV                                 $7.432      $11.017       $10.355       $9.936          N/A
Ending AUV                                    $8.601       $7.432       $11.017      $10.355          N/A

Ending number of AUs (000s)                      140          250            73            -          N/A

Emerging Markets Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                                 $6.634      $15.910       $11.169      $10.036          N/A
Ending AUV                                   $11.545       $6.634       $15.910      $11.169          N/A

Ending number of AUs (000s)                      300          198           102           38          N/A

Equity Income Portfolio
-----------------------
Beginning AUV                                 $9.038      $13.000       $12.930      $10.588      $10.093
Ending AUV                                   $10.293       $9.038       $13.000      $12.930      $10.588

Ending number of AUs (000s)                      139          225           193          174            2

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
Fund Portfolio
--------------
Beginning AUV                                 $8.760      $13.346       $12.736      $10.946      $10.116
Ending AUV                                   $10.941       $8.760       $13.346      $12.736      $10.946

Ending number of AUs (000s)                      139          160           136           41            3

High Yield Portfolio
--------------------
Beginning AUV                                 $7.759      $12.055       $11.416      $10.547      $10.032
Ending AUV                                   $12.417       $7.759       $12.055      $11.416      $10.547

Ending number of AUs (000s)                      294          134           725           80           67

Mid Cap Value Portfolio
-----------------------
Beginning AUV                                 $8.602      $12.986       $12.327      $10.980      $10.125
Ending AUV                                   $10.775       $8.602       $12.986      $12.327      $10.980

Ending number of AUs (000s)                      158          142           106           31            1

Money Market Portfolio
----------------------
Beginning AUV                                $11.423      $11.158       $10.645      $10.187      $10.001
Ending AUV                                   $11.442      $11.423       $11.158      $10.645      $10.187

Ending number of AUs (000s)                        -            -             -            -            7

Strategic Income Portfolio (inception date November 1, 2006)
------------------------------------------------------------
Beginning AUV                                 $9.488      $10.744       $10.121      $10.020          N/A
Ending AUV                                   $12.262       $9.488       $10.744      $10.121          N/A

Ending number of AUs (000s)                      582          296           541            -          N/A

---------------------------------------------------------------------------------------------------------

ROYCE CAPITAL FUND:
Micro-Cap Portfolio
-------------------
Beginning AUV                                 $8.763      $15.447       $14.856      $12.271      $10.134
Ending AUV                                   $13.850       $8.763       $15.447      $14.856      $12.271

Ending number of AUs (000s)                      220          180           131           86            6

Small-Cap Portfolio
-------------------
Beginning AUV                                 $9.281      $12.745       $13.023      $11.269      $10.138
Ending AUV                                   $12.548       $9.281       $12.745      $13.023      $11.269

Ending number of AUs (000s)                      345          357           197           86           24

---------------------------------------------------------------------------------------------------------

RYDEX VARIABLE TRUST:
CLS AdvisorOne Amerigo Fund
---------------------------
Beginning AUV                                 $8.241      $14.480       $12.727      $11.329      $10.135
Ending AUV                                   $11.488       $8.241       $14.480      $12.727      $11.329

Ending number of AUs (000s)                      377          411           395          164           61

CLS AdvisorOne Clermont Fund
----------------------------
Beginning AUV                                 $8.533      $12.202       $11.487      $10.600      $10.057
Ending AUV                                   $10.460       $8.533       $12.202      $11.487      $10.600

Ending number of AUs (000s)                      193          220           120           51           13

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
All-Asset Aggressive Strategy Fund (inception date November 1, 2006)
--------------------------------------------------------------------
Beginning AUV                                 $8.235      $10.986       $10.298       $9.908          N/A
Ending AUV                                    $9.749       $8.235       $10.986      $10.298          N/A

Ending number of AUs (000s)                       12            9             3            -          N/A

All-Asset Conservative Strategy Fund (inception date November 1, 2006)
----------------------------------------------------------------------
Beginning AUV                                 $9.623      $10.792       $10.138       $9.984          N/A
Ending AUV                                   $10.110       $9.623       $10.792      $10.138          N/A

Ending number of AUs (000s)                       12            1            19           15          N/A

All-Asset Moderate Strategy Fund (inception date November 1, 2006)
------------------------------------------------------------------
Beginning AUV                                 $9.033      $10.960       $10.286       $9.952          N/A
Ending AUV                                   $10.099       $9.033       $10.960      $10.286          N/A

Ending number of AUs (000s)                        5            6             9            4          N/A

All-Cap Opportunity Fund
------------------------
Beginning AUV                                 $9.664      $16.306       $13.285      $11.927      $10.150
Ending AUV                                   $12.302       $9.664       $16.306      $13.285      $11.927

Ending number of AUs (000s)                       45           45            82           19            4

Alternative Strategies Allocation Fund (inception date May 1, 2008)
-------------------------------------------------------------------
Beginning AUV                                 $8.145      $10.000           N/A          N/A          N/A
Ending AUV                                    $8.214       $8.145           N/A          N/A          N/A

Ending number of AUs (000s)                       13           15           N/A          N/A          N/A

Banking Fund
------------
Beginning AUV                                 $5.091       $8.653       $11.867      $10.667      $10.203
Ending AUV                                    $4.917       $5.091        $8.653      $11.867      $10.667

Ending number of AUs (000s)                       63          121             6           18            1

Basic Materials Fund
--------------------
Beginning AUV                                $10.022      $18.354       $13.701      $11.203      $10.195
Ending AUV                                   $15.580      $10.022       $18.354      $13.701      $11.203

Ending number of AUs (000s)                       83           46            94           11            5

Biotechnology Fund
------------------
Beginning AUV                                $10.912      $12.368       $11.846      $12.253      $10.109
Ending AUV                                   $12.913      $10.912       $12.368      $11.846      $12.253

Ending number of AUs (000s)                       44           66            16            3            4

Commodities Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------
Beginning AUV                                 $5.300      $10.396        $7.935       $9.662      $10.048
Ending AUV                                    $5.912       $5.300       $10.396       $7.935       $9.662

Ending number of AUs (000s)                       52            8            37            9            -

Consumer Products Fund
----------------------
Beginning AUV                                $10.128      $13.220       $11.902      $10.136      $10.074
Ending AUV                                   $12.064      $10.128       $13.220      $11.902      $10.136

Ending number of AUs (000s)                       47           37            69           26            -

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Dow 2X Strategy Fund
--------------------
Beginning AUV                                 $5.815      $15.188       $14.043      $10.758      $10.246
Ending AUV                                    $7.959       $5.815       $15.188      $14.043      $10.758

Ending number of AUs (000s)                       77           42            28           25            1

Electronics Fund
----------------
Beginning AUV                                 $6.073      $12.173       $12.484      $12.182      $10.223
Ending AUV                                   $10.436       $6.073       $12.173      $12.484      $12.182

Ending number of AUs (000s)                       37            7            31            -            2

Energy Fund
-----------
Beginning AUV                                $10.310      $19.106       $14.342      $12.814      $10.134
Ending AUV                                   $14.280      $10.310       $19.106      $14.342      $12.814

Ending number of AUs (000s)                       51          106           114           40            -

Energy Services Fund
--------------------
Beginning AUV                                 $9.183      $21.660       $15.799      $14.236      $10.193
Ending AUV                                   $14.916       $9.183       $21.660      $15.799      $14.236

Ending number of AUs (000s)                       84           53           102           17           22

Europe 1.25X Strategy Fund
--------------------------
Beginning AUV                                 $7.251      $16.063       $14.207      $10.970      $10.187
Ending AUV                                    $9.836       $7.251       $16.063      $14.207      $10.970

Ending number of AUs (000s)                       51           40            56           28            1

Financial Services Fund
-----------------------
Beginning AUV                                 $5.544      $10.669       $13.140      $11.257      $10.186
Ending AUV                                    $6.635       $5.544       $10.669      $13.140      $11.257

Ending number of AUs (000s)                       15          129            14            7            -

Government Long Bond 1.2X Strategy Fund
---------------------------------------
Beginning AUV                                $15.478      $10.684        $9.734      $10.050       $9.818
Ending AUV                                   $10.596      $15.478       $10.684       $9.734      $10.050

Ending number of AUs (000s)                       55           88            42           14           17

Health Care Fund
----------------
Beginning AUV                                 $9.140      $12.164       $11.472      $10.914      $10.093
Ending AUV                                   $11.393       $9.140       $12.164      $11.472      $10.914

Ending number of AUs (000s)                       86           73            51           13            2

International Opportunity Fund (inception date May 1, 2008)
-----------------------------------------------------------
Beginning AUV                                 $6.478      $10.026           N/A          N/A          N/A
Ending AUV                                    $8.408       $6.478           N/A          N/A          N/A

Ending number of AUs (000s)                       39           28           N/A          N/A          N/A

Internet Fund
-------------
Beginning AUV                                 $8.045      $14.594       $13.221      $12.052      $10.316
Ending AUV                                   $13.343       $8.045       $14.594      $13.221      $12.052

Ending number of AUs (000s)                       42            6            33            3            1

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Inverse Dow 2X Strategy Fund
----------------------------
Beginning AUV                                $10.598       $6.589        $7.240       $9.255       $9.756
Ending AUV                                    $5.866      $10.598        $6.589       $7.240       $9.255

Ending number of AUs (000s)                      171           47           159           16            -

Inverse Government Long Bond Strategy Fund
------------------------------------------
Beginning AUV                                 $7.218      $10.343       $10.831      $10.019      $10.154
Ending AUV                                    $8.619       $7.218       $10.343      $10.831      $10.019

Ending number of AUs (000s)                      656           67             6           15           30

Inverse Mid-Cap Strategy Fund
-----------------------------
Beginning AUV                                $11.151       $8.296        $8.464       $8.800       $9.867
Ending AUV                                    $7.217      $11.151        $8.296       $8.464       $8.800

Ending number of AUs (000s)                        2            9            14            5            -

Inverse NASDAQ-100(R) Strategy Fund
-----------------------------------
Beginning AUV                                $11.518       $7.782        $8.771       $8.896       $9.835
Ending AUV                                    $6.902      $11.518        $7.782       $8.771       $8.896

Ending number of AUs (000s)                       72           14            41           37           25

Inverse Russell 2000(R) Strategy Fund
-------------------------------------
Beginning AUV                                $10.103       $8.103        $7.690       $8.734       $9.819
Ending AUV                                    $6.784      $10.103        $8.103       $7.690       $8.734

Ending number of AUs (000s)                       78           36            39           25           14

Inverse S&P 500 Strategy Fund
-----------------------------
Beginning AUV                                $12.317       $8.845        $8.773       $9.484       $9.890
Ending AUV                                    $8.924      $12.317        $8.845       $8.773       $9.484

Ending number of AUs (000s)                      106           72            47            3           10

Japan 2X Strategy Fund
----------------------
Beginning AUV                                 $8.450      $12.607       $14.202      $13.508      $10.178
Ending AUV                                   $10.451       $8.450       $12.607      $14.202      $13.508

Ending number of AUs (000s)                       16           32             9           21           14

Leisure Fund
------------
Beginning AUV                                 $6.233      $12.243       $12.562      $10.174      $10.173
Ending AUV                                    $8.522       $6.233       $12.243      $12.562      $10.174

Ending number of AUs (000s)                        7           11             5           38            -

Managed Futures Fund (inception date November 14, 2008)
-------------------------------------------------------
Beginning AUV                                 $9.622       $9.996           N/A          N/A          N/A
Ending AUV                                    $9.235       $9.622           N/A          N/A          N/A

Ending number of AUs (000s)                      234          226           N/A          N/A          N/A

Mid Cap 1.5X Strategy Fund
--------------------------
Beginning AUV                                 $6.338      $14.033       $13.546      $12.263      $10.203
Ending AUV                                    $9.659       $6.338       $14.033      $13.546      $12.263

Ending number of AUs (000s)                       60           70            35          134            3

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
Multi-Hedge Strategies Fund (inception date February 3, 2006)
-------------------------------------------------------------
Beginning AUV                                 $8.805      $10.832       $10.432       $9.996          N/A
Ending AUV                                    $8.516       $8.805       $10.832      $10.432          N/A

Ending number of AUs (000s)                      146          143           123           33          N/A

NASDAQ-100(R) Fund
------------------
Beginning AUV                                 $8.320      $14.323       $12.156      $11.493      $10.174
Ending AUV                                   $12.646       $8.320       $14.323      $12.156      $11.493

Ending number of AUs (000s)                      176           33            55            4          344

NASDAQ-100(R) 2X Strategy Fund
------------------------------
Beginning AUV                                 $4.703      $17.161       $13.386      $12.765      $10.336
Ending AUV                                   $10.242       $4.703       $17.161      $13.386      $12.765

Ending number of AUs (000s)                      310          607           172           88           48

Nova Fund
---------
Beginning AUV                                 $6.108      $13.417       $13.268      $11.124      $10.181
Ending AUV                                    $8.277       $6.108       $13.417      $13.268      $11.124

Ending number of AUs (000s)                      180           48            52           53            4

Precious Metals Fund
--------------------
Beginning AUV                                $12.978      $21.124       $17.669      $14.551      $10.267
Ending AUV                                   $19.368      $12.978       $21.124      $17.669      $14.551

Ending number of AUs (000s)                      171          186           124           81           20

Real Estate Fund
----------------
Beginning AUV                                 $6.900      $11.823       $14.618      $11.182      $10.091
Ending AUV                                    $8.644       $6.900       $11.823      $14.618      $11.182

Ending number of AUs (000s)                       98           65            15           26            1

Retailing Fund
--------------
Beginning AUV                                 $7.117      $10.614       $12.144      $11.032      $10.137
Ending AUV                                   $10.264       $7.117       $10.614      $12.144      $11.032

Ending number of AUs (000s)                        1            7             2            3            -

Russell 2000(R) 1.5X Strategy Fund
----------------------------------
Beginning AUV                                 $6.678      $13.732       $14.724      $12.184      $10.286
Ending AUV                                    $8.903       $6.678       $13.732      $14.724      $12.184

Ending number of AUs (000s)                        7           82             6          320            -

Russell 2000(R) 2X Strategy Fund (inception date November 1, 2006)
------------------------------------------------------------------
Beginning AUV                                 $3.074       $9.089       $10.398       $9.620          N/A
Ending AUV                                    $4.174       $3.074        $9.089      $10.398          N/A

Ending number of AUs (000s)                      134          224            69            -          N/A

S&P 500 2X Strategy Fund
------------------------
Beginning AUV                                 $4.521      $14.120       $14.034      $11.345      $10.238
Ending AUV                                    $6.617       $4.521       $14.120      $14.034      $11.345

Ending number of AUs (000s)                      807          152            80           70            8

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
S&P 500 Pure Growth Fund
------------------------
Beginning AUV                                 $7.046      $11.709       $11.161      $10.589      $10.097
Ending AUV                                   $10.374       $7.046       $11.709      $11.161      $10.589

Ending number of AUs (000s)                      174          205            51           18            3

S&P 500 Pure Value Fund
-----------------------
Beginning AUV                                 $6.255      $12.182       $12.873      $10.941      $10.156
Ending AUV                                    $9.461       $6.255       $12.182      $12.873      $10.941

Ending number of AUs (000s)                      203           49            18           40            7

S&P MidCap 400 Pure Growth Fund
-----------------------------------
Beginning AUV                                 $8.329      $13.044       $12.027      $11.662      $10.127
Ending AUV                                   $13.061       $8.329       $13.044      $12.027      $11.662

Ending number of AUs (000s)                      148           45            89            9           19

S&P MidCap 400 Pure Value Fund
----------------------------------
Beginning AUV                                 $7.148      $12.681       $13.326      $11.383      $10.144
Ending AUV                                   $11.098       $7.148       $12.681      $13.326      $11.383

Ending number of AUs (000s)                      147           43            24           48           15

S&P SmallCap 600 Pure Growth Fund
-------------------------------------
Beginning AUV                                 $8.048      $12.252       $12.266      $11.386      $10.154
Ending AUV                                   $10.781       $8.048       $12.252      $12.266      $11.386

Ending number of AUs (000s)                      249          259            60           21            2

S&P SmallCap 600 Pure Value Fund
------------------------------------
Beginning AUV                                 $6.032      $10.675       $13.404      $11.245      $10.188
Ending AUV                                    $9.788       $6.032       $10.675      $13.404      $11.245

Ending number of AUs (000s)                      127           98            42           52            2

Strengthening Dollar 2X Strategy Fund (inception date October 21, 2005)
-----------------------------------------------------------------------
Beginning AUV                                 $8.725       $8.265        $9.275      $10.378      $10.121
Ending AUV                                    $7.343       $8.725        $8.265       $9.275      $10.378

Ending number of AUs (000s)                       49           89            34            -            -

Technology Fund
---------------
Beginning AUV                                 $7.414      $13.581       $12.304      $11.619      $10.109
Ending AUV                                   $11.536       $7.414       $13.581      $12.304      $11.619

Ending number of AUs (000s)                       53           40            16            3            -

Telecommunications Fund
-----------------------
Beginning AUV                                 $8.129      $14.872       $13.616      $11.393      $10.137
Ending AUV                                   $10.461       $8.129       $14.872      $13.616      $11.393

Ending number of AUs (000s)                        8           11            25            1            -

Transportation Fund
-------------------
Beginning AUV                                 $9.129      $12.214       $13.386      $12.465      $10.197
Ending AUV                                   $10.716       $9.129       $12.214      $13.386      $12.465

Ending number of AUs (000s)                       10           33            10            2            4

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
U.S. Government Money Market Fund
---------------------------------
Beginning AUV                                $11.078      $10.953       $10.544      $10.155      $10.001
Ending AUV                                   $11.084      $11.078       $10.953      $10.544      $10.155

Ending number of AUs (000s)                    3,164        2,563         1,370        1,327          901

Utilities Fund
--------------
Beginning AUV                                $10.201      $14.485       $12.834      $10.610      $10.061
Ending AUV                                   $11.608      $10.201       $14.485      $12.834      $10.610

Ending number of AUs (000s)                       48          144            90           21           12

Weakening Dollar 2X Strategy Fund (inception date October 21, 2005)
-------------------------------------------------------------------
Beginning AUV                                $11.718      $13.352       $11.304       $9.685       $9.881
Ending AUV                                   $12.493      $11.718       $13.352      $11.304       $9.685

Ending number of AUs (000s)                       34           43            22           24            -

---------------------------------------------------------------------------------------------------------

SELIGMAN PORTFOLIOS, INC.:
Communications and Information Portfolio II
-------------------------------------------
Beginning AUV                                $10.698      $16.815       $14.607      $11.972      $10.140
Ending AUV                                   $17.051      $10.698       $16.815      $14.607      $11.972

Ending number of AUs (000s)                       48           36            25           49            -

Global Technology Portfolio II
------------------------------
Beginning AUV                                 $9.740      $16.338       $14.172      $12.041      $10.134
Ending AUV                                   $15.792       $9.740       $16.338      $14.172      $12.041

Ending number of AUs (000s)                       40            8            18            6            -

Large-Cap Value Portfolio I (inception date May 1, 2008)
--------------------------------------------------------
Beginning AUV                                 $6.393      $10.202           N/A          N/A          N/A
Ending AUV                                    $8.326       $6.393           N/A          N/A          N/A

Ending number of AUs (000s)                       21           16           N/A          N/A          N/A

Smaller-Cap Portfolio I (inception date May 1, 2008)
----------------------------------------------------
Beginning AUV                                 $6.819      $10.203           N/A          N/A          N/A
Ending AUV                                    $9.238       $6.819           N/A          N/A          N/A

Ending number of AUs (000s)                       11           62           N/A          N/A          N/A

---------------------------------------------------------------------------------------------------------

T ROWE PRICE EQUITY SERIES, INC.:
Blue Chip Growth Portfolio II (inception date May 1, 2006)
----------------------------------------------------------
Beginning AUV                                 $6.838      $11.923       $10.600       $9.959          N/A
Ending AUV                                    $9.696       $6.838       $11.923      $10.600          N/A

Ending number of AUs (000s)                      506          544           474           80          N/A

Equity Income Portfolio II  (inception date May 1, 2006)
--------------------------  ----------------------------
Beginning AUV                                 $7.276      $11.415       $11.080       $9.987          N/A
Ending AUV                                    $9.113       $7.276       $11.415      $11.080          N/A

Ending number of AUs (000s)                      471          560           364          125          N/A

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
T ROWE PRICE EQUITY SERIES, INC.: (continued)
Health Sciences Portfolio II (inception date May 1, 2006)
---------------------------------------------------------
Beginning AUV                                 $8.955      $12.644       $10.742       $9.932          N/A
Ending AUV                                   $11.763       $8.955       $12.644      $10.742          N/A

Ending number of AUs (000s)                       90          143           131           35          N/A

T ROWE PRICE FIXED INCOME SERIES, INC.:
Limited-Term Bond Portfolio II (inception date May 1, 2007)
-----------------------------------------------------------
Beginning AUV                                $10.479      $10.344       $10.001          N/A          N/A
Ending AUV                                   $11.252      $10.479       $10.344          N/A          N/A

Ending number of AUs (000s)                      206           99            10          N/A          N/A

---------------------------------------------------------------------------------------------------------

THIRD AVENUE VARIABLE SERIES TRUST:
Value Portfolio
---------------
Beginning AUV                                 $7.523      $13.352       $14.026      $12.114      $10.175
Ending AUV                                   $10.934       $7.523       $13.352      $14.026      $12.114

Ending number of AUs (000s)                      383          533           566          240           31

---------------------------------------------------------------------------------------------------------

VAN ECK VIP TRUST:
Emerging Markets Fund
---------------------
Beginning AUV                                 $8.792      $24.964       $18.140      $13.005      $10.229
Ending AUV                                   $18.743       $8.792       $24.964      $18.140      $13.005

Ending number of AUs (000s)                      298           48           133           90           11

Global Bond Fund
----------------
Beginning AUV                                $11.809      $11.398       $10.389       $9.757      $10.024
Ending AUV                                   $12.515      $11.809       $11.398      $10.389       $9.757

Ending number of AUs (000s)                      168          208           188           81            2

Global Hard Assets Fund
-----------------------
Beginning AUV                                $14.332      $26.602       $18.301      $14.701      $10.143
Ending AUV                                   $22.578      $14.332       $26.602      $18.301      $14.701

Ending number of AUs (000s)                      184          159           173          135           20

Multi-Manager Alternatives Fund
-------------------------------
Beginning AUV                                 $9.885      $11.375       $10.932      $10.061       $9.990
Ending AUV                                   $11.256       $9.885       $11.375      $10.932      $10.061

Ending number of AUs (000s)                      135           53            28           45            -

---------------------------------------------------------------------------------------------------------

VANGUARD VARIABLE INSURANCE FUND:
Balanced Portfolio (inception date May 1, 2008)
-----------------------------------------------
Beginning AUV                                 $7.849      $10.106           N/A          N/A          N/A
Ending AUV                                    $9.646       $7.849           N/A          N/A          N/A

Ending number of AUs (000s)                       16           12           N/A          N/A          N/A

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
Capital Growth Portfolio (inception date May 1, 2008)
-----------------------------------------------------
Beginning AUV                                 $7.045      $10.176           N/A          N/A          N/A
Ending AUV                                    $9.461       $7.045           N/A          N/A          N/A

Ending number of AUs (000s)                       47           68           N/A          N/A          N/A

Diversified Value Portfolio (inception date May 1, 2008)
--------------------------------------------------------
Beginning AUV                                 $6.890      $10.194           N/A          N/A          N/A
Ending AUV                                    $8.745       $6.890           N/A          N/A          N/A

Ending number of AUs (000s)                       56           46           N/A          N/A          N/A

Equity Income Portfolio (inception date November 20, 2009)
----------------------------------------------------------
Beginning AUV                                 $9.985          N/A           N/A          N/A          N/A
Ending AUV                                   $10.200          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                        -          N/A           N/A          N/A          N/A

Equity Index Portfolio (inception date May 1, 2008)
---------------------------------------------------
Beginning AUV                                 $6.643      $10.174           N/A          N/A          N/A
Ending AUV                                    $8.399       $6.643           N/A          N/A          N/A

Ending number of AUs (000s)                      276          329           N/A          N/A          N/A

Growth Portfolio (inception date November 20, 2009)
---------------------------------------------------
Beginning AUV                                 $9.948          N/A           N/A          N/A          N/A
Ending AUV                                   $10.206          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                        -          N/A           N/A          N/A          N/A

High Yield Bond Portfolio (inception date November 20, 2009)
------------------------------------------------------------
Beginning AUV                                $10.000          N/A           N/A          N/A          N/A
Ending AUV                                   $10.290          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                       17          N/A           N/A          N/A          N/A

International Portfolio (inception date May 1, 2008)
----------------------------------------------------
Beginning AUV                                 $5.698      $10.097           N/A          N/A          N/A
Ending AUV                                    $8.135       $5.698           N/A          N/A          N/A

Ending number of AUs (000s)                      162          103           N/A          N/A          N/A

Mid Cap Index Portfolio (inception date November 20, 2009)
----------------------------------------------------------
Beginning AUV                                 $9.947          N/A           N/A          N/A          N/A
Ending AUV                                   $10.590          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                        -          N/A           N/A          N/A          N/A

REIT Index Portfolio (inception date November 20, 2009)
-------------------------------------------------------
Beginning AUV                                 $9.948          N/A           N/A          N/A          N/A
Ending AUV                                   $10.751          N/A           N/A          N/A          N/A

Ending number of AUs (000s)                       25          N/A           N/A          N/A          N/A

Short-Term Investment Grade Portfolio (inception date May 1, 2008)
------------------------------------------------------------------
Beginning AUV                                 $9.549      $10.000           N/A          N/A          N/A
Ending AUV                                   $10.872       $9.549           N/A          N/A          N/A

Ending number of AUs (000s)                      428          212           N/A          N/A          N/A

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                              2009         2008          2007          2006        2005
---------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
Small Company Growth Portfolio (inception date May 1, 2008)
-----------------------------------------------------------
Beginning AUV                                 $6.882      $10.168           N/A          N/A          N/A
Ending AUV                                    $9.593       $6.882           N/A          N/A          N/A

Ending number of AUs (000s)                       61            9           N/A          N/A          N/A

Total Bond Market Index Portfolio (inception date May 1, 2008)
--------------------------------------------------------------
Beginning AUV                                $10.329      $10.018           N/A          N/A          N/A
Ending AUV                                   $10.943      $10.329           N/A          N/A          N/A

Ending number of AUs (000s)                      334          199           N/A          N/A          N/A

Total Stock Market Index Portfolio (inception date May 1, 2008)
---------------------------------------------------------------
Beginning AUV                                 $6.600      $10.171           N/A          N/A          N/A
Ending AUV                                    $8.465       $6.600           N/A          N/A          N/A

Ending number of AUs (000s)                      180          135           N/A          N/A          N/A

---------------------------------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE VT FUNDS:
Discovery Fund
--------------
Beginning AUV                                 $9.647      $17.336       $14.172      $12.362      $10.259
Ending AUV                                   $13.534       $9.647       $17.336      $14.172      $12.362

Ending number of AUs (000s)                       22           17            42           32            -

Opportunity Fund
----------------
Beginning AUV                                 $8.205      $13.697       $12.845      $11.446      $10.147
Ending AUV                                   $12.121       $8.205       $13.697      $12.845      $11.446

Ending number of AUs (000s)                       35           23            20           16            8

Small/Mid Cap Value Fund (inception date November 9, 2007)
----------------------------------------------------------
Beginning AUV                                 $5.233       $9.438        $9.821          N/A          N/A
Ending AUV                                    $8.383       $5.233        $9.438          N/A          N/A

Ending number of AUs (000s)                       90            1             -          N/A          N/A

---------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   APPENDIX E
       Deductions for Taxes - Qualified and Nonqualified Annuity Contracts

                                                               Upon              Upon
State                                                     Premium Payment    Annuitization        Nonqualified       Qualified
-----                                                     ---------------    -------------        ------------       ---------
California ..........................................                              X                   2.35%           0.50%

Maine................................................            X                                     2.00%(1)

Nevada...............................................                              X                   3.50%

South Dakota.........................................            X                                     1.25%(2)

Texas ...............................................                              X                   0.04%(3)        0.04%

West Virginia........................................                              X                   1.00%           1.00%

Wyoming..............................................            X                                     1.00%

Commonwealth of Puerto Rico..........................            X                                     1.00%(4)        1.00%

NOTE: The above tax deduction rates are as of January 1, 2008. No tax deductions are made for states not listed above. However, tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above lists of states and the applicable tax rates. Consequently, We reserve the right to deduct tax when necessary to reflect changes in state tax laws or interpretation.

      For a more detailed explanation of the assessment of taxes, see "Expenses
      - Premium Taxes."


----------
(1) Maine changed its tax laws affecting annuities in 2003 retroactive to January 1, 1999. Under the revised statute, annuity premium payments are taxed upon premium payment for payments received on or after January 1, 1999.

(2) South Dakota law exempts premiums received on qualified contracts from premium tax. Additionally, South Dakota law provides a lower rate of 0.8% that applies to premium payments received in excess of $500,000 in a single calendar year.

(3) Texas charges an insurance department "maintenance fee" of 0.04% on annuity considerations, but the department allows this to be paid upon annuitization.

(4) The tax rate in Puerto Rico was temporarily increased from 1% to 3% effective January 1, 2005. The rate increase expired on June 30, 2007 so that the rate going forward is now 1%, effective July 1, 2007.

--------------------------------------------------------------------------------

                                   APPENDIX F

           Illustrations of Optional Guaranteed Minimum Death Benefit

--------------------------------------------------------------------------------
                                                                      GUARANTEED
                                           CONTRACT                     MINIMUM
                                           VALUE ON      STANDARD        DEATH
PURCHASE         PARTIAL       PREMIUM     DATE OF         DEATH        BENEFIT
PAYMENTS       WITHDRAWALS      TAXES       DEATH         BENEFIT        AMOUNT
--------------------------------------------------------------------------------
$100,000            0             0         $90,000       $90,000      $100,000
--------------------------------------------------------------------------------
$100,000            0             0        $110,000      $110,000      $110,000
--------------------------------------------------------------------------------
$100,000        $20,000*/         0         $70,000       $70,000       $75,000
--------------------------------------------------------------------------------
$100,000        $20,000*/         0         $80,000       $80,000       $80,000
--------------------------------------------------------------------------------

*/ Assuming this Partial Withdrawal is made at a time when the Death Benefit is $100,000 and the Contract Value is $80,000, the Adjusted Partial Withdrawal equals $25,000 (calculated as ($20,000 x $100,000) / $80,000 = $25,000).
Accordingly, after the Partial Withdrawal, the GMDB Base equals $75,000 (calculated as $100,000 (total Purchase Payments) - $25,000 (Adjusted Partial Withdrawal) = $75,000).

--------------------------------------------------------------------------------

PRIVACY NOTICE of

                    Jefferson National Life Insurance Company

REVISED Notice of Privacy Policy                    01/2010

We take your privacy seriously. This notice describes how we treat data about our customers.

We do not sell our customer data. We have physical, electronic and procedural security measures in place that comply with legal standards to protect your personal data. Access to customer data is limited to employees who need access to do their jobs.

We get most of the data we have about you through your application and administrative forms. We may also receive data from outside sources with your consent, such as:

      o     The Medical Information Bureau

      o     Consumer Reporting Agencies

      o     Service Providers who conduct marketing services on our behalf

      o     Motor Vehicle Bureaus

      o     Other Data Providers

Data we collect may include:

      o     Name, address, e-mail address, phone number

      o     Social Security Number

      o     Demographic Data

      o Health data (for life insurance buyers) or other data about illness, disability or injury

      o Internet Cookies (cookies help our Internet application process - they do not store any personal data)

We may share customer data we collect with the following with your consent or as permitted by law:

      o     Insurance companies, agents, reinsurers

      o     Group policyholders for purpose of reporting claims experience

      o     Medical Laboratories and Prescription or Pharmacy Database Managers

      o Medical Information and Motor Vehicle Bureaus or similar institutions

      o     A court or governmental agency when there is a lawful request

      o     Law enforcement officials to prevent criminal activity and/or fraud

      o     Service providers that perform marketing services for us

      o     Service providers that perform administrative services for us

      o     Joint Marketing Partners

      o     Unaffiliated Fund Families

      o     Unaffiliated Third Parties

      o     Our Affiliates

We do not share your health data with anyone without your written consent.

We use your health data to:

      o     Underwrite policies

      o     Process, evaluate or defend claims

When we use service providers and joint marketers they agree to keep your personal data private and not use it for any other purpose. Data obtained from an insurance support organization, such as, the Medical Information Bureau, may be retained and disclosed by this organization to other persons. For our Internet customers we require you to enter a user name and password to access your online account.

You have a right to review your personal data. To do so please send a written request to the Customer Service Department:

                     9920 Corporate Campus Drive, Suite 1000
                              Louisville, KY 40223

Please include your name, address, telephone number, and policy number. Also, let us know what kind of data you want to see. We may charge a small fee to collect and send the data to you.

If you see any errors, let us know and we will review it. If we agree, we will correct our files. If we disagree, you may file a short statement of dispute with us. Your statement will be included with any data we disclose in the future. You can also request that we send it to anyone who received your data from us in the past 2 years. If we change our privacy notice we will give you notice ahead of time of any change in our privacy practices by providing a new Notice and any opt-in or opt-out rights you may have under any federal or state laws at that time.

If you provide personal data to third parties, for example, independent agents or brokers, please note that this Notice will not cover their use of such data. If you provide personal data to us on a website that we sponsor with another financial institution, please note that you are providing your personal data to us and the third party. Accordingly, you should review the privacy notice of any such third parties.

--------------------------------------------------------------------------------

[LOGO] Jefferson National
Jefferson National Life Insurance Company
P.O. Box 36840
Louisville, Kentucky 40233

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

General Information
     General Information Regarding Jefferson National Life Insurance Company Jefferson National Life Annuity Account G
Certain Federal Income Tax Consequences
Published Ratings
Administration
Annuity Provisions
Distribution
Arrangements Regarding Frequent Purchases and Redemptions
Financial Statements

--------------------------------------------------------------------------------
                             (cut along dotted line)

If you would like a free copy of the Statement of Additional Information (Form # JNL- MNTADV-SAI-G-0510) dated May 1, 2010 for this Prospectus, please complete this form, detach, and mail to the following address. Or, visit the website at www.jeffnat.com/SAI:

                    Jefferson National Life Insurance Company
                              Administrative Office
                                 P.O. Box 36840
                           Louisville, Kentucky 40233

Please send me a free copy of the Statement of Additional Information for the Jefferson National Life Annuity Account G (Monument Advisor) fixed and variable annuity at the following address:

Name:___________________________________________________________________________

Mailing Address:________________________________________________________________

                                   Sincerely,

________________________________________________________________________________

                                   (Signature)

--------------------------------------------------------------------------------

(C) 2010, Jefferson National Life Insurance Company       JNL-MNTADV-PROS-G-0510

                       STATEMENT OF ADDITIONAL INFORMATION

                           INDIVIDUAL VARIABLE ANNUITY

                                    ISSUED BY

                    JEFFERSON NATIONAL LIFE INSURANCE COMPANY

                                       AND

                    JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

        ADMINISTRATIVE OFFICE: P.O. BOX 36840, LOUISVILLE, KENTUCKY 40233
                        PHONE: (866) 667-0561 (TOLL FREE)

                                   May 1, 2010

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Jefferson National Life Annuity Account G (the "Separate Account"), dated May 1, 2010. You may obtain a copy of the current prospectus on our Website or by writing to us at our Administrative
Office: P.O. Box 36840, Louisville, Kentucky 40233, telephone: (866) 667-0561.

                                TABLE OF CONTENTS

                                                                            PAGE
GENERAL INFORMATION                                                          B-3

CERTAIN FEDERAL INCOME TAX CONSEQUENCES                                      B-3

PUBLISHED RATINGS                                                            B-7

ADMINISTRATION                                                               B-7

ANNUITY PROVISIONS                                                           B-7

DISTRIBUTION                                                                 B-8

ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS                    B-8

FINANCIAL STATEMENTS                                                         B-8

                               GENERAL INFORMATION

GENERAL INFORMATION REGARDING JEFFERSON NATIONAL LIFE INSURANCE COMPANY:

Jefferson National Life Insurance Company ("Jefferson National", "Company", "we", "our" or "us") is a direct wholly-owned subsidiary of Jefferson National Financial Corp., a Delaware corporation. We are organized as a Texas stock life insurance company, and are subject to Texas law governing insurance companies. We are licensed to sell insurance products in forty-nine of the fifty states of the United States (all states except New York), and the District of Columbia. Jefferson National's executive offices are at 435 Hudson Street, 2nd Floor, New York, NY 10014. Our principal business office is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

Prior to January 3, 2008, Jefferson National was an indirect, wholly-owned subsidiary of Inviva, Inc. Prior to May 1, 2003, Jefferson National was known as Conseco Variable Insurance Company ("CVIC"). On October 23, 2002 CVIC was purchased by Inviva, Inc. from Conseco Life Insurance Company of Texas. Prior to October 7, 1998, CVIC was known as Great American Reserve Insurance Company.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G:

Jefferson National Life Annuity Account G, also referred to as the "Separate Account", was established on January 18, 1996 pursuant to Texas law. Prior to May 1, 2003, the Separate Account was known as Conseco Variable Annuity Account G and prior to May 1, 1999 it was know as Great American Reserve Variable Annuity Account G. The Separate Account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 ("Investment Company Act"). This registration does not involve supervision of the management of the separate account or the Company by the SEC.

The assets of the Separate Account are the property of the Company. However, the assets of the Separate Account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to other income, gains, or losses of the Company.

The Separate Account holds assets of annuities issued by us with values and benefits that vary according to the investment performance of the underlying Investment Portfolios offered as Sub-accounts of the Separate Account. Each Sub-account invests exclusively in an Investment Portfolio. You will find additional information about the Investment Portfolios in their respective prospectuses. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.

We offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.

A brief summary of the investment objectives and policies of each Investment Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Investment Portfolios are found in the prospectuses and statements of additional information for the Investment Portfolios. Also included in such information is the investment policy of each Investment Portfolio regarding the acceptable ratings by recognized rating services for bonds and other debt obligations. There can be no guarantee that any Investment Portfolio will meet its investment objectives.

Each underlying Investment Portfolio is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying Investment Portfolio thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying Investment Portfolio may add, eliminate or substitute Investment Portfolios from time to time.

                     CERTAIN FEDERAL INCOME TAX CONSEQUENCES

The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Contract, based on the Internal Revenue Code of 1986, as amended, proposed and final Treasury regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trusts with respect to which a court within the United States is able to exercise primary supervision over such trusts' administration and with respect to which one or more United States Persons (as defined herein) have the authority to control of such trusts' substantial decisions and estates that are subject to United States federal income tax regardless of the source of their income.

TAX STATUS OF THE CONTRACT

The following discussion is based on the assumption that the Contract qualifies as an annuity contract for federal income tax purposes.

DIVERSIFICATION REQUIREMENTS. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. Section 1.817-5) apply a diversification requirement to each of the Sub-accounts of the Separate Account. The Separate Account, through the funds and their Investment Portfolios, intends to comply with the diversification requirements of the Treasury.

Section 817(h) applies to variable annuity contracts other than pension plan contracts. The regulations reiterate that the diversification requirements do not apply to pension plan contracts. All of the qualified retirement plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of qualified contracts from application of the diversification rules, the investment vehicle for Jefferson National's qualified Contracts (i.e., the funds) will be structured to comply with the diversification standards because it serves as the investment vehicle for nonqualified contracts as well as qualified contracts.

OWNER CONTROL. In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the Separate Account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of Separate Account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department subsequently announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which contract owners may direct their investments to particular Sub-accounts without being treated as owners of underlying assets." The IRS has issued Revenue Ruling 2003-91 in which it ruled that the ability to choose among 20 Sub-accounts and make not more than one transfer per month without charge did not result in the owner of the Contract being treated as the owner of the assets in the Sub-accounts under the investor control doctrine.

The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of Separate Account assets. Although we do not believe this to be the case, these differences could result in owners being treated as the owners of the assets of the Separate Account. We, therefore, reserve the right to modify the Contracts as necessary to attempt to prevent the owners of the Contracts from being considered the owners of a pro rata share of the assets of the Separate Account.

DISTRIBUTION REQUIREMENTS. The Code also requires that nonqualified contracts contain specific provisions for distribution of contract proceeds upon the death of an owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such contracts provide that if any owner dies on or after the maturity date and before the entire interest in the contract has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such owner's death. If any owner dies before the maturity date, the entire interest in the contract must generally be distributed within five years after such owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such owner's death and will be made for the life of the beneficiary or for a period not extending beyond the life expectancy of the beneficiary. However, if such owner's death occurs prior to the maturity date, and such owner's surviving spouse is named beneficiary, then the contract may be continued with the surviving spouse as the new owner. If any owner is not a natural person, then for purposes of these distribution requirements, the primary annuitant shall be treated as an owner and any death or change of such primary annuitant shall be treated as the death of the owner. The Contract contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Contracts satisfy all such Code requirements. The provisions contained in the Contracts will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

If the Owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the Contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the only designated beneficiary is the Owner's spouse, the applicable distribution period is the surviving spouse's life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the Owner's death. For calendar years after the death of the Owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not solely the Owner's surviving spouse, or if the Owner did not designate a surviving spouse at all, the applicable distribution period is the designated beneficiary's life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the Owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the Owner's death. If the Owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, Individual Retirement Annuity, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period.

WITHHOLDING. The portion of any distribution under a Contract that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld and properly notifies us. For certain qualified Contracts, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the owner's tax status. For qualified Contracts, "eligible rollover distributions" from section 401(a) plans, section 403(a) annuities, section 403(b) tax-sheltered annuities and governmental section 457 deferred compensation plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is a distribution from such a plan, except certain distributions such as distributions required by the Code, hardship distributions, certain after-tax contributions, or distributions in a specified annuity form. The 20% withholding does not apply, however, to certain nontaxable distributions if the owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

QUALIFIED CONTRACTS. The qualified Contract is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Contracts and our Contract administration procedures.

Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law.

For qualified plans under sections 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the owner (or plan participant) reaches age 70 1/2. Each owner is responsible for requesting distributions under the Contract that satisfy applicable tax rules.

We make no attempt to provide more than general information about use of the Contract with the various types of retirement plans. Purchasers of Contracts for use with any retirement plan should consult their legal counsel and tax advisor regarding the suitability of the Contract.

INDIVIDUAL RETIREMENT ANNUITIES. In order to qualify as a traditional individual retirement annuity ("IRA") under section 408(b) of the Code, a Contract must contain certain provisions: (i) the owner must be the annuitant; (ii) the Contract generally is not transferable by the owner, e.g., the owner may not designate a new owner, designate a contingent owner or assign the Contract as collateral security; (iii) subject to special rules, the total purchase payments for any tax year on behalf of any individual may not exceed $5,000 for 2010 ($6,000 if age 50 or older by the end of 2010), except in the case of a rollover amount or contribution under sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) annuity payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the annuitant attains age 70 1/2 and must be made in a specified form and manner;
(v) an annuity payment option with a period certain that will guarantee annuity payments beyond the life expectancy of the annuitant and the beneficiary may not be selected; (vi) certain payments of death benefits must be made in the event the annuitant dies prior to the distribution of the annuity value; and (vii) the entire interest of the owner is non-forfeitable. Contracts intended to qualify as traditional IRAs under section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax. Additionally, unless certain annual distribution requirements are met, a penalty tax of 50% will be levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

ROTH INDIVIDUAL RETIREMENT ANNUITIES (ROTH IRA). The Roth IRA, under section 408A of the Code, contains many of the same provisions as a traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply to the rollover or conversion and to distributions attributable thereto. You should consult a tax advisor before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose modified adjusted gross income is under $120,000 for single filers, $177,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and traditional) is the lesser of your taxable compensation or $5,000 for 2010 ($6,000 if age 50 or older by the end of 2010). However, for single filers with modified adjusted gross income in excess of $105,000, but less than $120,000, the amount you may contribute is reduced. For married filing jointly, your contribution limit is reduced if modified gross income is in excess of $167,000, but less than $177,000. For married filing separately, your contribution limit is reduced if modified gross income is in excess of $0, but less than $10,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made five tax years after the first contribution to any Roth IRA of the individual and made after attaining age 59 1/2, or to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000), or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if the amounts are distributed within the five taxable years beginning with the year in which the conversion was made. Unlike the traditional IRA, there are no minimum required distributions during the owner's lifetime; however, required distributions at death are generally the same.

SECTION 403(b) PLANS. Under section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. In accordance with the requirements of the Code, section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, severance from employment, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

CORPORATE PENSION, PROFIT SHARING PLANS AND H.R. 10 PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Contracts to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Contract is assigned or transferred to any individual as a means to provide benefit payments.

DEFERRED COMPENSATION PLANS. Section 457 of the Code, while not actually providing for a qualified plan (as that term is used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contracts can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. For non-governmental section 457 plans, all such investments, however, are owned by the sponsoring employer, and are subject to the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, a non-governmental employer may be entitled to draw on deferred amounts for purposes unrelated to its section 457 plan obligations.

TAXATION OF JEFFERSON NATIONAL

Jefferson National at present is taxed as a life insurance company under Part I of Subchapter L of the Code. The separate account is treated as part of us and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. At present, we do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the separate account retained as part of the reserves under the Contract. Based on this expectation, it is anticipated that no charges will be made against the separate account for federal income taxes. If, in future years, any federal income taxes are incurred by us with respect to the separate account, we may make charges to the separate account.

                                PUBLISHED RATINGS

We may from time to time publish in advertisements, sales literature and reports to owners, the ratings and other information assigned to the Company by one or more independent rating organizations, such as A.M. Best Company, Standard and Poor's Insurance Rating Services, Moody's Investors Service, Inc. and Fitch Ratings. These ratings are opinions of an operating insurance company's financial strength and capacity to meet its obligations to Contract owners. These ratings do not apply to the separate account, its Sub-accounts, the Investment Portfolios or to their performance.

                                 ADMINISTRATION

Jefferson National Financial Corp. performs administrative services for the Contracts. These services include issuance of the Contracts, maintenance of the records concerning the contracts and certain valuation services.

                               ANNUITY PROVISIONS

The Company makes available several annuity options that can include either fixed or variable payments or a combination of both.

VARIABLE ANNUITY PAYOUT

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment portfolio. Annuity payments also depend upon the age of the annuitant and any joint annuitant and the assumed interest factor utilized. The Annuity Table used will depend upon the annuity option chosen. The dollar amount of annuity payments after the first is determined as follows:

1. The dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each investment portfolio as of the annuity date. This sets the number of annuity units for each monthly payment for the applicable investment portfolio.

2. The fixed number of annuity units for each payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the last valuation period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment for each applicable investment portfolio.

The total dollar amount of each variable annuity payment is the sum of all variable annuity payments reduced by the Subscription Fee and any applicable Transaction Fee.

The calculation of the first annuity payment is made on the annuity date. The Company assesses the Subscription Fee and any applicable Transaction Fee during both the accumulation phase and the annuity phase. The deduction of these charges will affect the amount of the first and any subsequent annuity payments (see "Expenses" and "Annuity Payments" in the prospectus).

ANNUITY UNIT

The annuity unit value at the end of any subsequent valuation period is determined as follows:

1. The net investment factor for the current valuation period is multiplied by the value of the annuity unit for investment portfolio for the immediately preceding valuation period.

2. The result in (1) is then divided by the assumed investment rate factor, which equals 1.00 plus the assumed investment rate for the number of days since the previous valuation period.

The owner can choose either a 5% or a 3% assumed investment rate.

FIXED ANNUITY PAYOUT

A fixed annuity is an annuity with payments which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the investment portfolios. The dollar amount of each fixed annuity payment is determined in accordance with Annuity Tables contained in the Contract.

                                  DISTRIBUTION

Jefferson National Securities Corporation, a registered broker-dealer and a member of the Financial Industry Regulatory Authority ("Distributor"), acts as the principal underwriter of the Contracts. The Distributor's address is 9920 Corporate Campus Drive, Suite 1000, Louisville, Kentucky 40223. The Distributor is an affiliated person of ours. We offer the Contracts for sale on a continuous basis through the Distributor. No compensation was paid to the Distributor during the last fiscal year related to the sale of the Contracts.

            ARRANGEMENTS REGARDING FREQUENT PURCHASES AND REDEMPTIONS

The Company has no arrangements with any contract owners, financial advisors or other individuals or entities to permit purchases and redemptions other than in accordance with the administrative rules described in the prospectus for Jefferson National Life Annuity Account G, dated May 1, 2010.

                              FINANCIAL STATEMENTS

The financial statements of the Company and the Separate Account included in this Statement of Additional Information should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.


JEFFERSON NATIONAL LIFE INSURANCE COMPANY

Annual Report
to Contract Owners

December 31, 2009

                    Jefferson National Life Annuity Account G

ANNUAL REPORT TO CONTRACT OWNERS
TABLE OF CONTENTS

DECEMBER 31, 2009

================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G                                   PAGE
Statement of Assets and Liabilities as of December 31, 2009 .............      2
Statements of Operations and Changes in Net Assets for the Year Ended
   December 31, 2009 ....................................................     16
Statements of Operations and Changes in Net Assets for the Year Ended
   December 31, 2008 ....................................................     48
Notes to Financial Statements ...........................................     78
Report of Independent Registered Public Accounting Firm .................    141

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2009

==========================================================================================================================
                                                                                  SHARES           COST           VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments in portfolio shares, at net asset value (Note 2):
      AIM Variable Insurance Funds:
         Basic Value Fund .................................................       98,773.306   $    482,096   $    587,701
         Capital Development Fund .........................................       11,176.234        116,246        126,180
         Core Equity Fund .................................................       47,871.235      1,110,061      1,192,951
         Financial Services Fund ..........................................       41,712.265        209,503        212,732
         Global Health Care Fund ..........................................       10,917.913        169,964        173,267
         Global Real Estate Fund ..........................................      281,018.201      3,018,358      3,411,560
         Government Securities Fund .......................................       72,886.774        935,826        870,997
         High Yield Fund ..................................................    1,688,370.946      7,939,542      8,813,296
         International Growth Fund ........................................       31,024.728        771,160        806,954
         Mid Cap Core Equity Fund .........................................       57,253.249        578,383        620,052
         Technology Fund ..................................................       26,120.585        308,297        344,530
      The Alger Portfolios:
         Capital Appreciation Portfolio ...................................       39,924.161      1,623,914      1,833,318
         LargeCap Growth Portfolio ........................................       28,971.922      1,108,951      1,124,110
         MidCap Growth Portfolio ..........................................      107,648.153      1,133,532      1,149,682
         SmallCap Growth Portfolio ........................................       13,029.536        339,147        333,296
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio ......................................       24,676.320        377,404        375,079
         International Growth Portfolio ...................................       20,580.445        306,544        339,783
         International Value Portfolio ....................................       15,412.267        223,834        224,094
         Small Cap Growth Portfolio .......................................        3,021.006         33,627         35,255
         Small-Mid Cap Value Portfolio ....................................       85,803.025      1,028,293      1,146,328
      ALPS Variable Insurance Trust:
         Listed Private Equity Portfolio II ...............................       33,924.136        146,556        177,423
      American Century Variable Portfolios, Inc:
         Balanced Fund ....................................................      197,183.910      1,124,752      1,133,808
         Income & Growth Fund .............................................       98,710.405        525,497        531,062
         Inflation Protection .............................................      279,128.207      2,875,605      2,995,046
         International Fund ...............................................       81,647.363        530,411        631,134
         Large Company Value Fund .........................................       13,985.865        119,913        119,160
         Ultra Fund .......................................................        2,812.199         21,596         22,834
         Value Fund .......................................................      305,844.514      1,317,865      1,614,860
         Vista Fund .......................................................        2,592.696         30,556         34,198
      Credit Suisse Trust:
         Commodity Return Strategy Portfolio ..............................       53,374.909        403,696        408,851
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund ..........................................      185,485.959      3,114,656      3,210,762
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio ..................................      120,573.925        894,672      1,175,596
      The Dreyfus Socially Responsible Growth Fund, Inc. ..................        4,315.406        103,825        113,322
      Dreyfus Stock Index Fund ............................................      244,924.619      6,588,960      6,443,966
      Dreyfus Variable Investment Fund:
         International Value Portfolio ....................................      288,387.069      3,102,710      3,149,187
      Federated Insurance Series:
         Capital Income Fund II ...........................................       58,533.929        485,225        507,489
         High Income Bond Fund II .........................................    1,241,993.351      7,352,310      8,284,096
         International Equity Fund II .....................................       75,885.594      1,075,439      1,044,185
         Kaufmann Fund II .................................................       51,881.739        702,026        649,040
         Market Opportunity Fund II .......................................       54,075.123        546,377        532,640
      Financial Investors Variable Insurance Trust
         Ibbotson ETF Asset Allocation:
         Aggressive Growth ETF Portfolio ..................................        2,650.433         21,195         21,362
         Balanced ETF Portfolio ...........................................       89,680.712        790,658        822,372
         Conservative ETF Portfolio .......................................      137,778.932      1,368,884      1,452,191
         Growth ETF Portfolio .............................................       37,494.384        306,987        319,828
         Income & Growth ETF Portfolio ....................................       25,830.862        231,305        253,659
      First Eagle Variable Funds:
         Overseas Variable Fund ...........................................      121,413.271      3,014,479      2,992,838
      Franklin Templeton Variable Insurance Products Trust:
         Global Real Estate Securities II Fund ............................       51,797.571        488,525        565,630
         High Income Securities II Fund ...................................    1,682,778.760      9,189,867     10,315,434
         Income Securities II Fund ........................................      607,046.589      8,378,891      8,571,497
         Mutual Shares Securities II Fund .................................       60,665.319        868,435        884,501
         Strategic Income Securities II Fund ..............................      144,964.699      1,656,081      1,746,825

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

==========================================================================================================================
                                                                                  SHARES           COST           VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Franklin Templeton Variable Insurance Products Trust: (continued)
         Templeton Global Bond Securities II Fund .........................      183,782.991    $ 3,150,378    $ 3,184,959
         U.S. Government II Fund ..........................................      102,036.034      1,306,159      1,313,203
      Ivy Funds Variable Insurance Portfolios:
         Asset Strategy Portfolio .........................................      101,509.061        941,351        936,451
         Energy Portfolio .................................................       20,949.459        111,231        110,169
         High Income Portfolio ............................................       33,104.399        108,519        109,235
         Mid Cap Growth Portfolio .........................................        3,206.082         21,354         21,186
         Science and Technology Portfolio .................................          953.074         14,310         14,579
      Janus Aspen Series - Institutional:
         Balanced Portfolio ...............................................      114,032.638      2,965,011      3,065,197
         Enterprise Portfolio .............................................       70,765.324      2,361,149      2,178,865
         Forty Portfolio ..................................................       43,967.375      1,426,467      1,477,304
         Global Life Sciences Portfolio ...................................       18,238.732        144,022        186,583
         Growth and Income Portfolio ......................................       77,498.543      1,173,653      1,239,202
         Janus Portfolio ..................................................       55,347.498      1,170,240      1,186,096
         Overseas Portfolio ...............................................      176,150.634      7,758,358      8,083,553
         Perkins Mid Cap Value Portfolio ..................................      257,370.547      3,073,564      3,564,582
         Worldwide Portfolio ..............................................       37,635.679        816,120        985,302
      Janus Aspen Series - Service:
         INTECH Risk-Managed Core Portfolio ...............................        7,692.155         81,217         73,845
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio .......................................      397,628.780      6,270,012      7,646,402
         International Equity Portfolio ...................................      185,573.999      1,565,315      1,811,203
         US Small-Mid Cap Equity Portfolio ................................       85,799.345        792,341        830,538
         US Strategic Equity Portfolio ....................................        5,869.058         54,550         48,068
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio ..........................       63,803.940        900,535        834,556
         ClearBridge Equity Income Builder Portfolio ......................       27,733.256        261,288        257,088
         ClearBridge Fundamental Value Portfolio ..........................        5,017.202         75,637         86,042
         ClearBridge Large Cap Growth Portfolio ...........................       25,395.178        289,569        374,070
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio ...................    2,984,726.395     20,346,217     22,385,448
         Western Asset Strategic Bond Portfolio ...........................       48,080.256        419,077        423,106
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio ........................................       21,245.506        232,420        254,734
         Bond Debenture Portfolio .........................................       77,163.206        840,437        870,401
         Growth and Income Portfolio ......................................       52,236.206      1,232,951      1,063,007
         International Portfolio ..........................................      152,477.063      1,076,041      1,110,033
         Large Cap Core Portfolio .........................................        7,660.975         76,466         82,892
      Nationwide Variable Insurance Trust:
         Bond Index Fund ..................................................      161,036.002      1,629,758      1,644,178
         International Index Fund .........................................      254,874.485      2,383,331      2,069,581
         Mid Cap Index Fund ...............................................       88,261.228      1,275,630      1,308,031
         S&P 500 Index Fund ...............................................      238,278.612      1,735,670      1,844,276
         Small Cap Index Fund .............................................      113,684.477        857,759        857,181
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio .........................................       23,728.675        388,116        503,997
         Partners Portfolio ...............................................      210,633.893      1,796,428      2,066,318
         Regency Portfolio ................................................       47,582.690        509,011        583,364
         Short Duration Bond Portfolio ....................................       54,065.077        602,627        606,610
         Small-Cap Growth Portfolio .......................................       32,178.870        288,076        329,833
         Socially Responsive Portfolio ....................................       17,452.969        176,258        211,180
      Northern Lights Variable Trust:
         Changing Parameters Portfolio ....................................      889,730.022      8,494,913      8,132,133
         JNF Balanced Portfolio ...........................................       35,209.520        485,825        488,003
         JNF Equity Portfolio .............................................       29,276.014        638,966        481,591
         JNF Loomis Sayles Bond Portfolio .................................      849,368.287      7,679,760      8,153,935
         JNF Money Market Portfolio .......................................   53,987,334.740     53,987,334     53,987,334
      PIMCO Variable Insurance Trust:
         All Asset Portfolio ..............................................      537,868.582      5,378,441      5,620,726
         CommodityRealReturn Strategy Portfolio ...........................      345,069.983      2,814,664      2,967,602
         Emerging Markets Bond Portfolio ..................................      309,260.832      3,954,335      3,921,427
         Foreign Bond US Dollar-Hedged Portfolio ..........................      181,055.900      1,762,382      1,745,379
         Foreign Bond US Dollar-Unhedged Portfolio ........................       86,532.651        965,158        920,707

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

==========================================================================================================================
                                                                                  SHARES           COST           VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      PIMCO Variable Insurance Trust: (continued)
         Global Bond Unhedged Portfolio ...................................      149,894.197   $  2,112,814   $  1,906,654
         High Yield Portfolio .............................................    5,380,295.878     37,141,001     39,168,554
         Long Term US Government Portfolio ................................      136,308.046      1,570,439      1,423,056
         Low Duration Portfolio ...........................................      759,287.794      7,941,239      7,676,400
         Real Return Portfolio ............................................      848,866.134     10,862,696     10,559,895
         Short-Term Portfolio .............................................      591,980.973      5,960,106      5,961,248
         Total Return Portfolio ...........................................    3,224,801.533     34,919,682     34,892,352
      Pioneer Variable Contracts Trust:
         Bond Portfolio ...................................................      163,247.856      1,867,782      1,859,393
         Cullen Value Portfolio ...........................................      116,115.194      1,079,731      1,204,115
         Emerging Markets Portfolio .......................................      128,506.701      3,424,853      3,461,971
         Equity Income Portfolio ..........................................       85,584.621      1,404,840      1,442,100
         Fund Portfolio ...................................................       77,495.554      1,353,650      1,518,138
         High Yield Portfolio .............................................      384,141.961      2,919,494      3,653,190
         Mid Cap Value Portfolio ..........................................      118,181.033      1,482,216      1,702,989
         Money Market Portfolio ...........................................        2,065.650          2,066          2,066
         Strategic Income Portfolio .......................................      708,923.194      7,073,614      7,131,767
      Royce Capital Fund:
         Micro-Cap Portfolio ..............................................      325,550.638      2,951,895      3,102,497
         Small-Cap Portfolio ..............................................      511,502.490      3,670,169      4,439,842
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund ......................................      144,370.200      5,144,609      4,332,550
         CLS AdvisorOne Clermont Fund .....................................       92,846.959      2,002,321      2,017,564
         All-Asset Aggressive Strategy Fund ...............................        5,510.047        112,514        118,521
         All-Asset Conservative Strategy Fund .............................        5,165.072        118,371        117,919
         All-Asset Moderate Strategy Fund .................................        2,225.121         51,317         51,690
         All-Cap Opportunity Fund .........................................       48,555.578        561,535        558,875
         Alternative Strategies Allocation Fund ...........................        5,388.815        104,872        108,261
         Banking Fund .....................................................       24,785.012        306,525        310,309
         Basic Materials Fund .............................................       44,659.828      1,313,931      1,304,960
         Biotechnology Fund ...............................................       25,379.675        552,462        571,551
         Commodities Strategy Fund ........................................       24,426.540        307,627        307,286
         Consumer Products Fund ...........................................       17,670.729        564,744        569,882
         Dow 2X Strategy Fund .............................................        9,300.311        618,316        614,191
         Electronics Fund .................................................       32,898.857        372,242        385,575
         Energy Fund ......................................................       29,043.833        768,932        765,886
         Energy Services Fund .............................................       57,836.075      1,340,420      1,270,081
         Europe 1.25X Strategy Fund .......................................       30,116.800        502,193        506,264
         Financial Services Fund ..........................................        7,602.660        101,442        102,180
         Government Long Bond 1.2X Strategy Fund ..........................       88,864.048        582,072        585,614
         Health Care Fund .................................................       36,831.382        949,209        974,190
         International Opportunity Fund ...................................       14,771.770        318,797        328,525
         Internet Fund ....................................................       34,665.298        543,558        565,738
         Inverse Dow 2X Strategy Fund .....................................       50,848.924        988,343      1,002,231
         Inverse Government Long Bond Strategy Fund .......................      348,820.902      5,670,615      5,664,851
         Inverse Mid-Cap Strategy Fund ....................................          434.671         13,584         13,166
         Inverse NASDAQ-100(R) Strategy Fund ..............................       33,923.051        511,745        508,847
         Inverse Russell 2000(R) Strategy Fund ............................       18,468.507        522,582        529,492
         Inverse S&P 500 Strategy Fund ....................................       22,290.191        941,101        943,766
         Japan 2X Strategy Fund ...........................................        8,917.704        164,609        165,602
         Leisure Fund .....................................................        1,587.625         64,111         66,140
         Managed Futures Fund .............................................       93,225.025      2,202,279      2,161,888
         Mid Cap 1.5X Strategy Fund .......................................       39,927.389        603,886        596,515
         Multi-Cap Core Equity Fund .......................................          707.601         13,239         13,055
         Multi-Hedge Strategies Fund ......................................       61,805.497      1,422,217      1,239,818
         NASDAQ-100(R) Fund ...............................................      141,209.145      2,177,426      2,253,698
         NASDAQ-100(R) 2X Strategy Fund ...................................      178,021.491      2,983,149      3,179,464
         Nova Fund ........................................................       24,426.392      1,476,652      1,493,918
         Precious Metals Fund .............................................      240,473.780      3,570,162      3,316,134
         Real Estate Fund .................................................       39,645.896        870,175        850,007
         Retailing Fund ...................................................        1,301.018         14,129         14,129
         Russell 2000(R) 1.5X Strategy Fund ...............................        3,556.020         91,563         78,553
         Russell 2000(R) 2X Strategy Fund .................................        5,587.186        533,934        559,109

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

==========================================================================================================================
                                                                                  SHARES           COST           VALUE
--------------------------------------------------------------------------------------------------------------------------
ASSETS: (continued)
   Investments in portfolio shares, at net asset value (Note 2): (continued)
      Rydex Variable Trust: (continued)
         S&P 500 2X Strategy Fund .........................................       59,639.067    $ 5,440,830    $ 5,346,641
         S&P 500 Pure Growth Fund .........................................       74,385.341      1,803,198      1,803,845
         S&P 500 Pure Value Fund ..........................................       28,769.377      1,933,790      1,960,921
         S&P MidCap 400 Pure Growth Fund ..................................       65,254.944      1,904,858      1,928,937
         S&P MidCap 400 Pure Value Fund ...................................       24,391.064      1,623,923      1,630,055
         S&P SmallCap 600 Pure Growth Fund ................................      112,516.884      2,665,707      2,680,152
         S&P SmallCap 600 Pure Value Fund .................................       15,326.730      1,302,883      1,249,434
         Strengthening Dollar 2X Strategy Fund ............................       52,061.859        341,941        358,186
         Technology Fund ..................................................       59,607.052        617,061        653,889
         Telecommunications Fund ..........................................        8,377.554         81,092         82,101
         Transportation Fund ..............................................       10,751.386        129,443        136,328
         U.S. Government Money Market Fund ................................   35,207,582.662     35,207,582     35,207,582
         Utilities Fund ...................................................       34,077.259        555,818        559,207
         Weakening Dollar 2X Strategy Fund ................................       15,945.377        466,626        426,539
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio .........................       42,625.258        670,893        832,898
         Global Technology Portfolio ......................................       35,887.084        559,067        633,049
         Large-Cap Value Portfolio ........................................       17,137.612        166,383        173,261
         Smaller-Cap Portfolio ............................................       15,381.266         92,600         97,671
      T. Rowe Price Equity Series, Inc.:
         Blue Chip Growth Portfolio II ....................................      516,528.245      4,828,036      4,907,018
         Equity Income Portfolio II .......................................      243,879.911      4,717,583      4,294,725
         Health Sciences Portfolio II .....................................       83,747.156        885,660      1,056,052
      T. Rowe Price Fixed Income Series, Inc.:
         Limited-Term Bond Portfolio II ...................................      461,577.855      2,314,836      2,317,121
      Third Avenue Variable Series Trust:
         Value Portfolio ..................................................      312,948.698      4,605,291      4,234,196
      Van Eck Worldwide Insurance Trust:
         Bond Fund ........................................................      179,623.693      2,042,166      2,110,578
         Emerging Markets Fund ............................................      508,378.976      5,334,744      5,704,012
         Hard Assets Fund .................................................      142,061.904      3,384,895      4,156,732
         Multi-Manager Alternatives Fund ..................................      158,323.832      1,467,686      1,527,824
      Vanguard Variable Insurance Fund:
         Balanced Portfolio ...............................................        8,990.670        128,955        155,988
         Capital Growth Portfolio .........................................       29,807.861        429,977        448,311
         Diversified Value Portfolio ......................................       42,230.408        475,557        487,761
         Equity Index Portfolio ...........................................      109,841.387      2,021,262      2,318,752
         High Yield Bond Portfolio ........................................       22,938.576        169,975        171,122
         International Portfolio ..........................................       82,051.099      1,094,610      1,317,740
         REIT Index Portfolio .............................................       32,459.855        260,416        269,417
         Short-Term Investment Grade Portfolio ............................      432,769.422      4,388,545      4,647,944
         Small Company Growth Portfolio ...................................       43,327.823        501,939        583,192
         Total Bond Market Index Portfolio ................................      310,109.436      3,564,692      3,649,988
         Total Stock Market Index Portfolio ...............................       70,093.706      1,284,376      1,523,137
      Wells Fargo Advantage VT Funds:
         Discovery Fund ...................................................       30,442.604        450,390        477,948
         Opportunity Fund .................................................       30,913.336        430,210        464,009
         Small-Mid Cap Value Fund .........................................       96,070.142        734,400        752,229
--------------------------------------------------------------------------------------------------------------------------
            Total assets ..................................................................................   $524,257,960
==========================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

===================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                               UNITS         VALUE         VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO:
   Contract owners' deferred annuity reserves:
      AIM Variable Insurance Funds:
         Basic Value Fund
            Monument Advisor ..........................................      65,435.875   $  8.981328   $   587,701   $     587,701
                                                                                                                      -------------
         Capital Development Fund
            Monument Advisor ..........................................      16,944.255      7.446762       126,180         126,180
                                                                                                                      -------------
         Core Equity Fund
            Monument ..................................................         221.604     10.127276         2,244
            Monument Advisor ..........................................     112,071.273     10.624553     1,190,707       1,192,951
                                                                                                                      -------------
         Financial Services Fund
            Monument Advisor ..........................................      39,972.442      5.321974       212,732         212,732
                                                                                                                      -------------
         Global Health Care Fund
            Monument ..................................................         463.762     11.109475         5,152
            Monument Advisor ..........................................      13,900.268     12.094356       168,115         173,267
                                                                                                                      -------------
         Global Real Estate Fund
            Monument ..................................................       8,883.858     20.598276       182,992
            Monument Advisor ..........................................     280,956.847     11.491331     3,228,568       3,411,560
                                                                                                                      -------------
         Government Securities Fund
            Monument Advisor ..........................................      76,586.989     11.372644       870,997         870,997
                                                                                                                      -------------
         High Yield Fund
            Monument ..................................................         443.668     13.200537         5,857
            Monument Advisor ..........................................     662,169.403     13.300885     8,807,439       8,813,296
                                                                                                                      -------------
         International Growth Fund
            Monument Advisor ..........................................     103,511.356      7.795799       806,954         806,954
                                                                                                                      -------------
         Mid Cap Core Equity Fund
            Monument Advisor ..........................................      50,277.199     12.332675       620,052         620,052
                                                                                                                      -------------
         Technology Fund
            Monument Advisor ..........................................      28,575.922     12.056663       344,530         344,530
                                                                                                                      -------------
      The Alger Portfolios:
         Capital Appreciation Portfolio
            Monument ..................................................       3,123.091     26.374172        82,369
            Monument Advisor ..........................................     110,006.351     15.916796     1,750,949       1,833,318
                                                                                                                      -------------
         LargeCap Growth Portfolio
            Monument ..................................................       1,544.944     16.414765        25,360
            Monument Advisor ..........................................      92,817.530     11.837745     1,098,750       1,124,110
                                                                                                                      -------------
         MidCap Growth Portfolio
            Monument ..................................................       5,382.721     21.241832       114,339
            Monument Advisor ..........................................      95,109.985     10.885742     1,035,343       1,149,682
                                                                                                                      -------------
         SmallCap Growth Portfolio
            Monument ..................................................       1,638.735     14.353598        23,522
            Monument Advisor ..........................................      22,279.287     13.904138       309,774         333,296
                                                                                                                      -------------
      AllianceBernstein Variable Products Series Fund, Inc.:
         Growth and Income Portfolio
            Monument Advisor ..........................................      44,572.945      8.414951       375,079         375,079
                                                                                                                      -------------
         International Growth Portfolio
            Monument Advisor ..........................................      46,033.784      7.381162       339,783         339,783
                                                                                                                      -------------
         International Value Portfolio
            Monument Advisor ..........................................      34,425.853      6.509482       224,094         224,094
                                                                                                                      -------------
         Small Cap Growth Portfolio
            Monument Advisor ..........................................       4,045.117      8.715460        35,255          35,255
                                                                                                                      -------------
         Small-Mid Cap Value Portfolio
            Monument Advisor ..........................................     117,128.424      9.786936     1,146,328       1,146,328
                                                                                                                      -------------
      ALPS Variable Insurance Trust:
         Listed Private Equity Portfolio II
            Monument Advisor ..........................................      33,812.278      5.247305       177,423         177,423
                                                                                                                      -------------
      American Century Variable Portfolios, Inc:
         Balanced Fund
            Monument Advisor ..........................................     100,563.557     11.274545     1,133,808       1,133,808
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

===================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                               UNITS         VALUE         VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      American Century Variable Portfolios, Inc: (continued)
         Income & Growth Fund
            Monument ..................................................         111.990   $ 10.111276   $     1,132
            Monument Advisor ..........................................      54,410.695      9.739449       529,930   $     531,062
                                                                                                                      -------------
         Inflation Protection Fund
            Monument Advisor ..........................................     246,355.684     12.157405     2,995,046       2,995,046
                                                                                                                      -------------
         International Fund
            Monument ..................................................          31.054     11.431399           355
            Monument Advisor ..........................................      49,670.124     12.699370       630,779         631,134
                                                                                                                      -------------
         Large Company Value Fund
            Monument Advisor ..........................................      16,735.791      7.120042       119,160         119,160
                                                                                                                      -------------
         Ultra Fund
            Monument Advisor ..........................................       2,493.160      9.158710        22,834          22,834
                                                                                                                      -------------
         Value Fund
            Monument ..................................................       2,036.483     14.266726        29,054
            Monument Advisor ..........................................     148,777.886     10.658881     1,585,806       1,614,860
                                                                                                                      -------------
         Vista Fund
            Monument Advisor ..........................................       4,355.372      7.851860        34,198          34,198
                                                                                                                      -------------
      Credit Suisse Trust:
         Commodity Return Strategy Portfolio
            Monument Advisor ..........................................      45,303.557      9.024706       408,851         408,851
                                                                                                                      -------------
      DireXion Insurance Trust:
         Dynamic VP HY Bond Fund
            Monument Advisor ..........................................     297,356.118     10.797698     3,210,762       3,210,762
                                                                                                                      -------------
      The Dreyfus Investment Portfolios:
         Small Cap Stock Index Portfolio
            Monument Advisor ..........................................     104,296.842     11.271633     1,175,596       1,175,596
                                                                                                                      -------------
      The Dreyfus Socially Responsible Growth Fund, Inc.:
            Monument ..................................................         662.431      8.750256         5,796
            Monument Advisor ..........................................       9,524.772     11.289113       107,526         113,322
                                                                                                                      -------------
      Dreyfus Stock Index Fund:
            Monument ..................................................      10,218.467     10.173942       103,962
            Monument Advisor ..........................................     604,086.276     10.495197     6,340,004       6,443,966
                                                                                                                      -------------
      Dreyfus Variable Investment Fund:
         International Value Portfolio
            Monument ..................................................       7,769.876     14.698868       114,208
            Monument Advisor ..........................................     253,110.493     11.990727     3,034,979       3,149,187
                                                                                                                      -------------
      Federated Insurance Series:
         Capital Income Fund II
            Monument Advisor ..........................................      38,389.781     13.219388       507,489         507,489
                                                                                                                      -------------
         High Income Bond Fund II
            Monument ..................................................         674.310     14.604244         9,848
            Monument Limited ..........................................       3,930.562     13.340678        52,436
            Monument Advisor ..........................................     599,801.891     13.707546     8,221,812       8,284,096
                                                                                                                      -------------
         International Equity Fund II
            Monument Advisor ..........................................      91,083.625     11.464028     1,044,185       1,044,185
                                                                                                                      -------------
         Kaufmann Fund II
            Monument Advisor ..........................................      68,052.219      9.537387       649,040         649,040
                                                                                                                      -------------
         Market Opportunity Fund II
            Monument Advisor ..........................................      52,975.222     10.054514       532,640         532,640
                                                                                                                      -------------
      Financial Investors Variable Insurance Trust
      Ibbotson ETF Asset Allocation:
         Aggressive Growth ETF Portfolio
            Monument Advisor ..........................................       2,535.584      8.425022        21,362          21,362
                                                                                                                      -------------
         Balanced ETF Portfolio
            Monument Advisor ..........................................      89,256.877      9.213538       822,372         822,372
                                                                                                                      -------------
         Conservative ETF Portfolio
            Monument Advisor ..........................................     143,692.532     10.106237     1,452,191       1,452,191
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                               UNITS         VALUE         VALUE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Financial Investors Variable Insurance Trust (continued)
      Ibbotson ETF Asset Allocation: (continued)
         Growth ETF Portfolio
            Monument Advisor ..........................................      36,515.960   $  8.758569   $   319,828   $     319,828
                                                                                                                      -------------
         Income & Growth ETF Portfolio
            Monument Advisor ..........................................      26,234.802      9.668779       253,659         253,659
                                                                                                                      -------------
      First Eagle Variable Funds:
         Overseas Variable Fund
            Monument Advisor ..........................................     237,818.936     12.584522     2,992,838       2,992,838
                                                                                                                      -------------
      Franklin Templeton Variable Insurance Products Trust:
         Global Real Estate Securities II Fund
            Monument Advisor ..........................................      47,632.967     11.874754       565,630         565,630
                                                                                                                      -------------
         High Income Securities II Fund
            Monument Advisor ..........................................     726,040.704     14.207790    10,315,434      10,315,434
                                                                                                                      -------------
         Income Securities II Fund
            Monument Advisor ..........................................     627,682.855     13.655777     8,571,497       8,571,497
                                                                                                                      -------------
         Mutual Shares Securities II Fund
            Monument Advisor ..........................................      71,005.748     12.456751       884,501         884,501
                                                                                                                      -------------
         Strategic Income Securities II Fund
            Monument Advisor ..........................................     134,911.301     12.947949     1,746,825       1,746,825
                                                                                                                      -------------
         Templeton Global Bond Securities II Fund
            Monument Advisor ..........................................     249,841.924     12.747896     3,184,959       3,184,959
                                                                                                                      -------------
         U.S. Government II Fund
            Monument Advisor ..........................................     122,475.560     10.722167     1,313,203       1,313,203
                                                                                                                      -------------
      Ivy Funds Variable Insurance Portfolios:
         Asset Strategy Portfolio
            Monument Advisor ..........................................      94,036.979      9.958332       936,451         936,451
                                                                                                                      -------------
         Energy Portfolio
            Monument Advisor ..........................................      10,598.548     10.394736       110,169         110,169
                                                                                                                      -------------
         High Income Portfolio
            Monument Advisor ..........................................      10,638.764     10.267603       109,235         109,235
                                                                                                                      -------------
         Mid Cap Growth Portfolio
            Monument Advisor ..........................................       2,021.054     10.482566        21,186          21,186
                                                                                                                      -------------
         Science and Technology Portfolio
            Monument Advisor ..........................................       1,363.419     10.692670        14,579          14,579
                                                                                                                      -------------
      Janus Aspen Series - Institutional:
         Balanced Portfolio
            Monument Advisor ..........................................     275,815.043     11.113232     3,065,197       3,065,197
                                                                                                                      -------------
         Enterprise Portfolio
            Monument ..................................................       5,776.336     14.069573        81,271
            Monument Advisor ..........................................     200,002.572     10.487833     2,097,594       2,178,865
                                                                                                                      -------------
         Forty Portfolio
            Monument Advisor ..........................................     141,267.065     10.457526     1,477,304       1,477,304
                                                                                                                      -------------
         Global Life Sciences Portfolio
            Monument Advisor ..........................................      19,012.382      9.813738       186,583         186,583
                                                                                                                      -------------
         Growth and Income Portfolio
            Monument ..................................................       3,425.550     13.747163        47,092
            Monument Advisor ..........................................     133,240.109      8.947077     1,192,110       1,239,202
                                                                                                                      -------------
         Janus Portfolio
            Monument ..................................................       6,653.819     10.317992        68,654
            Monument Advisor ..........................................     112,615.671      9.922618     1,117,442       1,186,096
                                                                                                                      -------------
         Overseas Portfolio
            Monument ..................................................         439.770     34.112795        15,002
            Monument Advisor ..........................................     625,772.718     12.893741     8,068,551       8,083,553
                                                                                                                      -------------
         Perkins Mid Cap Value Portfolio
            Monument Advisor ..........................................     369,200.112      9.654879     3,564,582       3,564,582
                                                                                                                      -------------
         Worldwide Portfolio
            Monument ..................................................       7,701.862      9.913491        76,352
            Monument Advisor ..........................................      97,284.126      9.343248       908,950         985,302
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                              UNITS          VALUE         VALUE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Janus Aspen Series - Service:
         INTECH Risk-Managed Core Portfolio
            Monument Advisor ..........................................       8,412.828   $  8.777659   $    73,845   $      73,845
                                                                                                                      -------------
      Lazard Retirement Series, Inc:
         Emerging Markets Portfolio
            Monument ..................................................         287.913     25.198074         7,255
            Monument Advisor ..........................................     363,820.516     20.997021     7,639,147       7,646,402
                                                                                                                      -------------
         International Equity Portfolio
            Monument Advisor ..........................................     152,324.634     11.890413     1,811,203       1,811,203
                                                                                                                      -------------
         US Small-Mid Cap Equity Portfolio
            Monument ..................................................         413.500     15.790254         6,529
            Monument Advisor ..........................................      70,322.155     11.717624       824,009         830,538
                                                                                                                      -------------
         US Strategic Equity Portfolio
            Monument Advisor ..........................................       4,704.818     10.216659        48,068          48,068
                                                                                                                      -------------
      Legg Mason Partners Variable Equity Trust:
         ClearBridge Aggressive Growth Portfolio
            Monument Advisor ..........................................     107,849.883      7.738122       834,556         834,556
                                                                                                                      -------------
         ClearBridge Equity Income Builder Portfolio
            Monument Advisor ..........................................      31,845.898      8.072864       257,088         257,088
                                                                                                                      -------------
         ClearBridge Fundamental Value Portfolio
            Monument ..................................................         747.202      7.596513         5,676
            Monument Advisor ..........................................      10,215.955      7.866714        80,366          86,042
                                                                                                                      -------------
         ClearBridge Large Cap Growth Portfolio
            Monument Advisor ..........................................      41,827.399      8.943190       374,070         374,070
                                                                                                                      -------------
      Legg Mason Partners Variable Income Trust:
         Western Asset Global High Yield Bond Portfolio
            Monument Advisor ..........................................   1,770,134.465     12.646185    22,385,448      22,385,448
                                                                                                                      -------------
         Western Asset Strategic Bond Portfolio
            Monument Advisor ..........................................      38,172.629     11.084023       423,106         423,106
                                                                                                                      -------------
      Lord Abbett Series Fund, Inc:
         America's Value Portfolio
            Monument ..................................................          93.556     14.710162         1,376
            Monument Advisor ..........................................      21,973.387     11.530214       253,358         254,734
                                                                                                                      -------------
         Bond Debenture Portfolio
            Monument Advisor ..........................................      78,820.355     11.042842       870,401         870,401
                                                                                                                      -------------
         Growth and Income Portfolio
            Monument ..................................................       4,911.397     16.237558        79,749
            Monument Advisor ..........................................      99,535.123      9.878501       983,258       1,063,007
                                                                                                                      -------------
         International Portfolio
            Monument Advisor ..........................................     164,801.992      6.735555     1,110,033       1,110,033
                                                                                                                      -------------
         Large Cap Core Portfolio
            Monument Advisor ..........................................       9,542.494      8.686580        82,892          82,892
                                                                                                                      -------------
      Nationwide Variable Insurance Trust:
         Bond Index Fund
            Monument Advisor ..........................................     141,646.030     11.607655     1,644,178       1,644,178
                                                                                                                      -------------
         International Index Fund
            Monument Advisor ..........................................     275,679.414      7.507202     2,069,581       2,069,581
                                                                                                                      -------------
         Mid Cap Index Fund
            Monument Advisor ..........................................     151,768.651      8.618583     1,308,031       1,308,031
                                                                                                                      -------------
         S&P 500 Index Fund
            Monument Advisor ..........................................     232,221.676      7.941876     1,844,276       1,844,276
                                                                                                                      -------------
         Small Cap Index Fund
            Monument Advisor ..........................................     108,165.136      7.924748       857,181         857,181
                                                                                                                      -------------
      Neuberger Berman Advisers Management Trust:
         Mid-Cap Growth Portfolio
            Monument Advisor ..........................................      39,579.348     12.733830       503,997         503,997
                                                                                                                      -------------
         Partners Portfolio
            Monument ..................................................          22.662     11.089763           251
            Monument Advisor ..........................................     188,067.285     10.985786     2,066,067       2,066,318
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                              UNITS          VALUE         VALUE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Neuberger Berman Advisers Management Trust: (continued)
         Regency Portfolio
            Monument Advisor ..........................................      54,762.349   $ 10.652656   $   583,364   $     583,364
                                                                                                                      -------------
         Short Duration Bond Portfolio
            Monument Advisor ..........................................      55,960.203     10.840032       606,610         606,610
                                                                                                                      -------------
         Small-Cap Growth Portfolio
            Monument Advisor ..........................................      37,358.900      8.828778       329,833         329,833
                                                                                                                      -------------
         Socially Responsive Portfolio
            Monument Advisor ..........................................      19,307.190     10.937918       211,180         211,180
                                                                                                                      -------------
      Northern Lights Variable Trust:
         Changing Parameters Portfolio
            Monument Advisor ..........................................     879,906.984      9.242037     8,132,133       8,132,133
                                                                                                                      -------------
         JNF Balanced Portfolio
            Monument ..................................................       5,452.898      8.933234        48,712
            Monument Advisor ..........................................      39,181.877      9.249430       362,410         411,122
                                                                                                                      -------------
         JNF Equity Portfolio
            Monument ..................................................      29,715.644      6.772077       201,237
            Monument Advisor ..........................................      39,982.247      7.011963       280,354         481,591
                                                                                                                      -------------
         JNF Loomis Sayles Bond Portfolio
            Monument Advisor ..........................................     752,871.020     10.830454     8,153,935       8,153,935
                                                                                                                      -------------
         JNF Money Market Portfolio
            Monument ..................................................       3,640.046      9.973788        36,305
            Monument Advisor ..........................................   5,292,806.236     10.193275    53,951,029      53,987,334
                                                                                                                      -------------
      PIMCO Variable Insurance Trust:
         All Asset Portfolio
            Monument Advisor ..........................................     483,872.387     11.616133     5,620,726       5,620,726
                                                                                                                      -------------
         CommodityRealReturn Strategy Portfolio
            Monument Advisor ..........................................     315,113.425      9.417569     2,967,602       2,967,602
                                                                                                                      -------------
         Emerging Markets Bond Portfolio
            Monument Advisor ..........................................     306,840.399     12.780023     3,921,427       3,921,427
                                                                                                                      -------------
         Foreign Bond US Dollar-Hedged Portfolio
            Monument Advisor ..........................................     144,509.632     12.077942     1,745,379       1,745,379
                                                                                                                      -------------
         Foreign Bond US Dollar-Unhedged Portfolio
            Monument Advisor ..........................................      81,062.048     11.358055       920,707         920,707
                                                                                                                      -------------
         Global Bond Unhedged Portfolio
            Monument Advisor ..........................................     146,237.601     13.038057     1,906,654       1,906,654
                                                                                                                      -------------
         High Yield Portfolio
            Monument Advisor ..........................................   3,318,507.015     11.803065    39,168,554      39,168,554
                                                                                                                      -------------
         Long Term US Government Portfolio
            Monument Advisor ..........................................     116,292.179     12.236902     1,423,056       1,423,056
                                                                                                                      -------------
         Low Duration Portfolio
            Monument Advisor ..........................................     630,264.442     12.179649     7,676,400       7,676,400
                                                                                                                      -------------
         Real Return Portfolio
            Monument ..................................................      18,950.979     13.267629       251,435
            Monument Advisor ..........................................     834,306.207     12.355727    10,308,460      10,559,895
                                                                                                                      -------------
         Short-Term Portfolio
            Monument Advisor ..........................................     500,246.964     11.916611     5,961,248       5,961,248
                                                                                                                      -------------
         Total Return Portfolio
            Monument ..................................................         491.331     13.570101         6,667
            Monument Advisor ..........................................   2,552,159.141     13.669087    34,885,685      34,892,352
                                                                                                                      -------------
      Pioneer Variable Contracts Trust:
         Bond Portfolio
            Monument Advisor ..........................................     157,491.587     11.806301     1,859,393       1,859,393
                                                                                                                      -------------
         Cullen Value Portfolio
            Monument Advisor ..........................................     139,992.296      8.601295     1,204,115       1,204,115
                                                                                                                      -------------
         Emerging Markets Portfolio
            Monument Advisor ..........................................     299,870.441     11.544888     3,461,971       3,461,971
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                               UNITS         VALUE         VALUE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Pioneer Variable Contracts Trust: (continued)
         Equity Income Portfolio
            Monument ..................................................       1,148.042   $ 10.091156   $    11,585
            Monument Advisor ..........................................     138,976.980     10.293182     1,430,515   $   1,442,100
                                                                                                                      -------------
         Fund Portfolio
            Monument Advisor ..........................................     138,752.522     10.941337     1,518,138       1,518,138
                                                                                                                      -------------
         High Yield Portfolio
            Monument Advisor ..........................................     294,215.289     12.416724     3,653,190       3,653,190
                                                                                                                      -------------
         Mid Cap Value Portfolio
            Monument Advisor ..........................................     158,045.636     10.775296     1,702,989       1,702,989
                                                                                                                      -------------
         Money Market Portfolio
            Monument Advisor ..........................................         180.532     11.442149         2,066           2,066
                                                                                                                      -------------
         Strategic Income Portfolio
            Monument Advisor ..........................................     581,596.892     12.262389     7,131,767       7,131,767
                                                                                                                      -------------
      Royce Capital Fund:
         Micro-Cap Portfolio
            Monument ..................................................       3,184.589     19.587508        62,378
            Monument Advisor ..........................................     219,509.074     13.849629     3,040,119       3,102,497
                                                                                                                      -------------
         Small-Cap Portfolio
            Monument ..................................................       5,805.669     19.472209       113,049
            Monument Advisor ..........................................     344,807.192     12.548442     4,326,793       4,439,842
                                                                                                                      -------------
      Rydex Variable Trust:
         CLS AdvisorOne Amerigo Fund
            Monument Advisor ..........................................     377,141.373     11.487867     4,332,550       4,332,550
                                                                                                                      -------------
         CLS AdvisorOne Clermont Fund
            Monument Advisor ..........................................     192,892.150     10.459543     2,017,564       2,017,564
                                                                                                                      -------------
         All-Asset Aggressive Strategy Fund
            Monument Advisor ..........................................      12,157.445      9.748836       118,521         118,521
                                                                                                                      -------------
         All-Asset Conservative Strategy Fund
            Monument Advisor ..........................................      11,663.248     10.110270       117,919         117,919
                                                                                                                      -------------
         All-Asset Moderate Strategy Fund
            Monument Advisor ..........................................       5,118.443     10.098695        51,690          51,690
                                                                                                                      -------------
         All-Cap Opportunity Fund
            Monument ..................................................          91.528     15.019616         1,375
            Monument Advisor ..........................................      45,319.446     12.301569       557,500         558,875
                                                                                                                      -------------
         Alternative Strategies Allocation Fund
            Monument Advisor ..........................................      13,179.641      8.214288       108,261         108,261
                                                                                                                      -------------
         Banking Fund
            Monument Advisor ..........................................      63,113.886      4.916648       310,309         310,309
                                                                                                                      -------------
         Basic Materials Fund
            Monument ..................................................         896.705     16.777417        15,044
            Monument Advisor ..........................................      82,793.271     15.579961     1,289,916       1,304,960
                                                                                                                      -------------
         Biotechnology Fund
            Monument Advisor ..........................................      44,262.235     12.912830       571,551         571,551
                                                                                                                      -------------
         Commodities Strategy Fund
            Monument Advisor ..........................................      51,972.836      5.912431       307,286         307,286
                                                                                                                      -------------
         Consumer Products Fund
            Monument Advisor ..........................................      47,236.465     12.064445       569,882         569,882
                                                                                                                      -------------
         Dow 2X Strategy Fund
            Monument ..................................................         524.313      7.362804         3,860
            Monument Advisor ..........................................      76,685.571      7.958880       610,331         614,191
                                                                                                                      -------------
         Electronics Fund
            Monument Advisor ..........................................      36,945.463     10.436334       385,575         385,575
                                                                                                                      -------------
         Energy Fund
            Monument ..................................................       2,092.941     17.510083        36,648
            Monument Advisor ..........................................      51,067.042     14.280016       729,238         765,886
                                                                                                                      -------------
         Energy Services Fund
            Monument ..................................................         746.274     17.607168        13,140
            Monument Advisor ..........................................      84,269.962     14.915641     1,256,941       1,270,081
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                               UNITS         VALUE         VALUE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Europe 1.25X Strategy Fund
            Monument Advisor ..........................................      51,469.819   $  9.836131   $   506,264   $     506,264
                                                                                                                      -------------
         Financial Services Fund
            Monument Advisor ..........................................      15,400.535      6.634833       102,180         102,180
                                                                                                                      -------------
         Government Long Bond 1.2X Strategy Fund
            Monument Advisor ..........................................      55,268.188     10.595866       585,614         585,614
                                                                                                                      -------------
         Health Care Fund
            Monument Advisor ..........................................      85,510.596     11.392619       974,190         974,190
                                                                                                                      -------------
         International Opportunity Fund
            Monument Advisor ..........................................      39,071.012      8.408403       328,525         328,525
                                                                                                                      -------------
         Internet Fund
            Monument Advisor ..........................................      42,398.155     13.343451       565,738         565,738
                                                                                                                      -------------
         Inverse Dow 2X Strategy Fund
            Monument Advisor ..........................................     170,848.270      5.866207     1,002,231       1,002,231
                                                                                                                      -------------
         Inverse Government Long Bond Strategy Fund
            Monument ..................................................       1,152.453      6.628902         7,639
            Monument Advisor ..........................................     656,329.814      8.619465     5,657,212       5,664,851
                                                                                                                      -------------
         Inverse Mid-Cap Strategy Fund
            Monument Advisor ..........................................       1,824.305      7.217096        13,166          13,166
                                                                                                                      -------------
         Inverse NASDAQ-100(R) Strategy Fund
            Monument ..................................................       1,958.026      6.360937        12,455
            Monument Advisor ..........................................      71,919.514      6.902042       496,392         508,847
                                                                                                                      -------------
         Inverse Russell 2000(R) Strategy Fund
            Monument Advisor ..........................................      78,053.276      6.783728       529,492         529,492
                                                                                                                      -------------
         Inverse S&P 500 Strategy Fund
            Monument Advisor ..........................................     105,760.880      8.923586       943,766         943,766
                                                                                                                      -------------
         Japan 2X Strategy Fund
            Monument Advisor ..........................................      15,846.071     10.450649       165,602         165,602
                                                                                                                      -------------
         Leisure Fund
            Monument ..................................................         364.862      8.596260         3,136
            Monument Advisor ..........................................       7,393.447      8.521622        63,004          66,140
                                                                                                                      -------------
         Managed Futures Fund
            Monument Advisor ..........................................     234,088.001      9.235365     2,161,888       2,161,888
                                                                                                                      -------------
         Mid Cap 1.5X Strategy Fund
            Monument ..................................................       1,262.068     15.057193        19,003
            Monument Advisor ..........................................      59,789.122      9.659147       577,512         596,515
                                                                                                                      -------------
         Multi-Cap Core Equity Fund
            Monument Advisor ..........................................       1,611.869      8.099388        13,055          13,055
                                                                                                                      -------------
         Multi-Hedge Strategies Fund
            Monument Advisor ..........................................     145,595.325      8.515508     1,239,818       1,239,818
                                                                                                                      -------------
         NASDAQ-100(R) Fund
            Monument ..................................................       2,222.456     14.746619        32,774
            Monument Advisor ..........................................     175,618.561     12.646297     2,220,924       2,253,698
                                                                                                                      -------------
         NASDAQ-100(R) 2X Strategy Fund
            Monument ..................................................         497.436      8.834382         4,395
            Monument Advisor ..........................................     309,990.202     10.242482     3,175,069       3,179,464
                                                                                                                      -------------
         Nova Fund
            Monument ..................................................         790.149      8.166934         6,453
            Monument Advisor ..........................................     179,706.809      8.277179     1,487,465       1,493,918
                                                                                                                      -------------
         Precious Metals Fund
            Monument ..................................................          97.221     17.284409         1,680
            Monument Advisor ..........................................     171,130.628     19.367977     3,314,454       3,316,134
                                                                                                                      -------------
         Real Estate Fund
            Monument Advisor ..........................................      98,337.955      8.643737       850,007         850,007
                                                                                                                      -------------
         Retailing Fund
            Monument Advisor ..........................................       1,376.601     10.263896        14,129          14,129
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                              UNITS          VALUE         VALUE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Rydex Variable Trust: (continued)
         Russell 2000(R) 1.5X Strategy Fund
            Monument ..................................................       1,237.769   $ 13.917495   $    17,227
            Monument Advisor ..........................................       6,887.983      8.903363        61,326   $      78,553
                                                                                                                      -------------
         Russell 2000(R) 2X Strategy Fund
            Monument Advisor ..........................................     133,959.990      4.173701       559,109         559,109
                                                                                                                      -------------
         S&P 500 2X Strategy Fund
            Monument ..................................................         522.852      6.534834         3,417
            Monument Advisor ..........................................     807,449.580      6.617409     5,343,224       5,346,641
                                                                                                                      -------------
         S&P 500 Pure Growth Fund
            Monument Advisor ..........................................     173,875.382     10.374355     1,803,845       1,803,845
                                                                                                                      -------------
         S&P 500 Pure Value Fund
            Monument ..................................................       4,749.443      9.431152        44,793
            Monument Advisor ..........................................     202,525.468      9.461169     1,916,128       1,960,921
                                                                                                                      -------------
         S&P MidCap 400 Pure Growth Fund
            Monument Advisor ..........................................     147,684.133     13.061231     1,928,937       1,928,937
                                                                                                                      -------------
         S&P MidCap 400 Pure Value Fund
            Monument Advisor ..........................................     146,880.677     11.097820     1,630,055       1,630,055
                                                                                                                      -------------
         S&P SmallCap 600 Pure Growth Fund
            Monument Advisor ..........................................     248,588.717     10.781471     2,680,152       2,680,152
                                                                                                                      -------------
         S&P SmallCap 600 Pure Value Fund
            Monument ..................................................         338.016      9.721848         3,286
            Monument Advisor ..........................................     127,312.732      9.788088     1,246,148       1,249,434
                                                                                                                      -------------
         Strengthening Dollar 2X Strategy Fund
            Monument Advisor ..........................................      48,778.945      7.343042       358,186         358,186
                                                                                                                      -------------
         Technology Fund
            Monument ..................................................       4,275.442     10.043087        42,939
            Monument Advisor ..........................................      52,959.614     11.536150       610,950         653,889
                                                                                                                      -------------
         Telecommunications Fund
            Monument ..................................................         161.019      9.432032         1,519
            Monument Advisor ..........................................       7,702.855     10.461290        80,582          82,101
                                                                                                                      -------------
         Transportation Fund
            Monument ..................................................       2,910.961     10.983604        31,973
            Monument Advisor ..........................................       9,737.945     10.716340       104,355         136,328
                                                                                                                      -------------
         U.S. Government Money Market Fund
            Monument ..................................................      13,712.954     10.292451       141,140
            Monument Advisor ..........................................   3,163,783.722     11.083704    35,066,442      35,207,582
                                                                                                                      -------------
         Utilities Fund
            Monument ..................................................          21.199     13.076963           277
            Monument Advisor ..........................................      48,149.108     11.608310       558,930         559,207
                                                                                                                      -------------
         Weakening Dollar 2X Strategy Fund
            Monument Advisor ..........................................      34,143.365     12.492596       426,539         426,539
                                                                                                                      -------------
      Seligman Portfolios, Inc.:
         Communications and Information Portfolio
            Monument ..................................................       2,075.794      8.082280        16,777
            Monument Advisor ..........................................      47,864.604     17.050608       816,121         832,898
                                                                                                                      -------------
         Global Technology Portfolio
            Monument ..................................................         779.929      6.356567         4,958
            Monument Advisor ..........................................      39,771.991     15.792301       628,091         633,049
                                                                                                                      -------------
         Large-Cap Value Portfolio
            Monument Advisor ..........................................      20,809.221      8.326187       173,261         173,261
                                                                                                                      -------------
         Smaller-Cap Value Portfolio
            Monument Advisor ..........................................      10,573.181      9.237628        97,671          97,671
                                                                                                                      -------------
      T. Rowe Price Equity Series, Inc.:
         Blue Chip Growth Portfolio II
            Monument Advisor ..........................................     506,099.189      9.695764     4,907,018       4,907,018
                                                                                                                      -------------
         Equity Income Portfolio II
            Monument Advisor ..........................................     471,286.594      9.112768     4,294,725       4,294,725
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                               UNITS         VALUE         VALUE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      T. Rowe Price Equity Series, Inc.: (continued)
         Health Sciences Portfolio II
            Monument Advisor ..........................................      89,775.742   $ 11.763224   $ 1,056,052   $   1,056,052
                                                                                                                      -------------
      T. Rowe Price Fixed Income Series, Inc.:
         Limited-Term Bond Portfolio II
            Monument Advisor ..........................................     205,931.172     11.251921     2,317,121       2,317,121
                                                                                                                      -------------
      Third Avenue Variable Series Trust:
         Value Portfolio
            Monument ..................................................       2,991.308     15.779041        47,200
            Monument Advisor ..........................................     382,918.126     10.934442     4,186,996       4,234,196
                                                                                                                      -------------
      Van Eck Worldwide Insurance Trust:
         Bond Fund
            Monument ..................................................         310.362     16.351786         5,075
            Monument Advisor ..........................................     168,234.640     12.515278     2,105,503       2,110,578
                                                                                                                      -------------
         Emerging Markets Fund
            Monument ..................................................       6,267.073     18.611484       116,640
            Monument Advisor ..........................................     298,100.760     18.743233     5,587,372       5,704,012
                                                                                                                      -------------
         Hard Assets Fund
            Monument ..................................................          23.086     30.385106           701
            Monument Advisor ..........................................     184,075.656     22.577840     4,156,031       4,156,732
                                                                                                                      -------------
         Multi-Manager Alternatives Fund
            Monument ..................................................         643.452     10.268288         6,607
            Monument Advisor ..........................................     135,145.532     11.256141     1,521,217       1,527,824
                                                                                                                      -------------
      Vanguard Variable Insurance Fund:
         Balanced Portfolio
            Monument Advisor ..........................................      16,170.618      9.646387       155,988         155,988
                                                                                                                      -------------
         Capital Growth Portfolio
            Monument Advisor ..........................................      47,385.795      9.460871       448,311         448,311
                                                                                                                      -------------
         Diversified Value Portfolio
            Monument Advisor ..........................................      55,776.599      8.744909       487,761         487,761
                                                                                                                      -------------
         Equity Index Portfolio
            Monument Advisor ..........................................     276,060.737      8.399428     2,318,752       2,318,752
                                                                                                                      -------------
         High Yield Bond Portfolio
            Monument Advisor ..........................................      16,630.471     10.289653       171,122         171,122
                                                                                                                      -------------
         International Portfolio
            Monument Advisor ..........................................     161,974.313      8.135490     1,317,740       1,317,740
                                                                                                                      -------------
         REIT Index Portfolio
            Monument Advisor ..........................................      25,059.012     10.751294       269,417         269,417
                                                                                                                      -------------
         Short-Term Investment Grade Portfolio
            Monument Advisor ..........................................     427,502.700     10.872315     4,647,944       4,647,944
                                                                                                                      -------------
         Small Company Growth Portfolio
            Monument Advisor ..........................................      60,795.970      9.592614       583,192         583,192
                                                                                                                      -------------
         Total Bond Market Index Portfolio
            Monument Advisor ..........................................     333,560.693     10.942500     3,649,988       3,649,988
                                                                                                                      -------------
         Total Stock Market Index Portfolio
            Monument Advisor ..........................................     179,934.472      8.464952     1,523,137       1,523,137
                                                                                                                      -------------

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF ASSETS AND LIABILITIES - CONTINUED

DECEMBER 31, 2009

===================================================================================================================================
                                                                                             UNIT                      SUB-ACCOUNT
                                                                               UNITS         VALUE         VALUE          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ATTRIBUTABLE TO: (continued)
   Contract owners' deferred annuity reserves: (continued)
      Wells Fargo Advantage VT Funds:
         Discovery Fund
            Monument ..................................................      14,997.453   $ 11.809437   $   177,111
            Monument Advisor ..........................................      22,227.518     13.534450       300,837   $     477,948
                                                                                                                      -------------
         Opportunity Fund
            Monument ..................................................       2,515.841     15.515696        39,035
            Monument Advisor ..........................................      35,059.790     12.121400       424,974         464,009
                                                                                                                      -------------
         Small-Mid Cap Value Fund
            Monument Advisor ..........................................      89,734.827      8.382800       752,229         752,229
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' deferred
                  annuity reserves ................................................................................   $ 524,181,079
-----------------------------------------------------------------------------------------------------------------------------------
   Contract owners' annuity payment reserves:
      Northern Lights Variable Trust:
         JNF Balanced Portfolio ...................................................................................   $      76,881
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets attributable to contract owners' annuity payment
              reserves ............................................................................................   $      76,881
-----------------------------------------------------------------------------------------------------------------------------------
               Net assets attributable to contract owners' reserves ...............................................   $ 524,257,960
===================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                     AIM VARIABLE INSURANCE FUNDS
                                                                    ----------------------------------------------------------------
                                                                                                                           GLOBAL
                                                                       BASIC       CAPITAL         CORE       FINANCIAL    HEALTH
                                                                       VALUE     DEVELOPMENT      EQUITY       SERVICES     CARE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ........   $    5,491   $        --   $     15,097  $      941  $      133
Expenses:
   Mortality and expense risk fees ..............................           --            --              2          --         115
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..........................        5,491            --         15,095         941          18
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ........................................      (99,314)        8,224       (138,069)      7,580      10,157
   Net realized short-term capital gain distributions from
     investments in portfolio shares ............................           --            --             --          --          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ............................           --            --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares .................................................      (99,314)        8,224       (138,069)      7,580      10,157
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..............................      226,692        14,275        208,557      13,936      23,379
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations ....   $  132,869   $    22,499   $     85,583  $   22,457  $   33,554
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                     AIM VARIABLE INSURANCE FUNDS
                                                                    ----------------------------------------------------------------
                                                                                                                           GLOBAL
                                                                       BASIC       CAPITAL         CORE       FINANCIAL    HEALTH
                                                                       VALUE     DEVELOPMENT      EQUITY       SERVICES     CARE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..............................   $    5,491   $        --   $     15,095  $      941  $       18
   Net realized gain (loss) on investments in portfolio shares ..      (99,314)        8,224       (138,069)      7,580      10,157
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ............................      226,692        14,275        208,557      13,936      23,379
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ......      132,869        22,499         85,583      22,457      33,554
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..........           83        37,810         96,457          --       1,485
   Contract redemptions .........................................      (20,152)      (13,361)       (23,175)     (3,375)     (6,545)
   Net transfers ................................................      205,957        74,052       (176,427)    181,067     102,557
     Net increase (decrease) in net assets from
       contract owners' transactions ............................      185,888        98,501       (103,145)    177,692      97,497
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ....................      318,757       121,000        (17,562)    200,149     131,051
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .................................      268,944         5,180      1,210,513      12,583      42,216
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ..............................   $  587,701   $   126,180   $  1,192,951  $  212,732  $  173,267
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                       AIM VARIABLE INSURANCE FUNDS (CONTINUED)                                 THE ALGER PORTFOLIOS (a)*
--------------------------------------------------------------------------------------   ------------------------------------------
   GLOBAL                                                         MID
    REAL         GOVERNMENT        HIGH        INTERNATIONAL    CAP CORE                    CAPITAL       LARGECAP       MIDCAP
   ESTATE        SECURITIES        YIELD           GROWTH        EQUITY     TECHNOLOGY   APPRECIATION      GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
$         --   $      52,898   $     635,760   $      12,662   $    6,735   $       --   $         --   $      5,084   $        --

       1,984              --             106              --           --           --            835            356         1,281
-----------------------------------------------------------------------------------------------------------------------------------
      (1,984)         52,898         635,654          12,662        6,735           --           (835)         4,728        (1,281)
-----------------------------------------------------------------------------------------------------------------------------------

    (896,856)         (7,315)      2,310,473        (218,823)      25,180      131,271       (219,027)      (270,885)      (43,146)

          --              --              --              --           --           --             --             --            --

          --          38,021              --              --        8,489           --             --             --            --
-----------------------------------------------------------------------------------------------------------------------------------
    (896,856)         30,706       2,310,473        (218,823)      33,669      131,271       (219,027)      (270,885)      (43,146)
-----------------------------------------------------------------------------------------------------------------------------------

   1,827,310         (95,723)        736,425         425,653      108,473       39,967        610,615        584,115       292,037
-----------------------------------------------------------------------------------------------------------------------------------
$    928,470   $     (12,119)  $   3,682,552   $     219,492   $  148,877   $  171,238   $    390,753   $    317,958   $   247,610
===================================================================================================================================

===================================================================================================================================
                       AIM VARIABLE INSURANCE FUNDS (CONTINUED)                                 THE ALGER PORTFOLIOS (a)*
--------------------------------------------------------------------------------------   ------------------------------------------
   GLOBAL                                                         MID
    REAL         GOVERNMENT        HIGH        INTERNATIONAL    CAP CORE                    CAPITAL       LARGECAP       MIDCAP
   ESTATE        SECURITIES        YIELD           GROWTH        EQUITY     TECHNOLOGY   APPRECIATION      GROWTH        GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
$     (1,984)  $      52,898   $     635,654   $      12,662   $    6,735   $       --   $       (835)  $      4,728   $    (1,281)
    (896,856)         30,706       2,310,473        (218,823)      33,669      131,271       (219,027)      (270,885)      (43,146)

   1,827,310         (95,723)        736,425         425,653      108,473       39,967        610,615        584,115       292,037
-----------------------------------------------------------------------------------------------------------------------------------
     928,470         (12,119)      3,682,552         219,492      148,877      171,238        390,753        317,958       247,610
-----------------------------------------------------------------------------------------------------------------------------------

      99,760          18,296       1,686,913         116,457       81,680        8,884         87,591         13,696         8,051
    (102,187)        (27,053)       (284,697)       (237,150)     (56,033)      (5,294)       (70,735)       (92,713)      (28,617)
     404,586      (1,257,789)     (1,564,434)       (168,460)     (18,562)     161,168        687,116         15,262       699,728

     402,159      (1,266,546)       (162,218)       (289,153)       7,085      164,758        703,972        (63,755)      679,162
-----------------------------------------------------------------------------------------------------------------------------------
   1,330,629      (1,278,665)      3,520,334         (69,661)     155,962      335,996      1,094,725        254,203       926,772
-----------------------------------------------------------------------------------------------------------------------------------
   2,080,931       2,149,662       5,292,962         876,615      464,090        8,534        738,593        869,907       222,910
-----------------------------------------------------------------------------------------------------------------------------------
$  3,411,560   $     870,997   $   8,813,296   $     806,954   $  620,052   $  344,530   $  1,833,318   $  1,124,110   $ 1,149,682
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================

                                                               THE ALGER
                                                            PORTFOLIOS (a)*
                                                              (CONTINUED)      ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
                                                            ---------------  ----------------------------------------------------
                                                                               GROWTH
                                                               SMALLCAP          AND     INTERNATIONAL  INTERNATIONAL  SMALL CAP
                                                                GROWTH         INCOME        GROWTH         VALUE        GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..............................................  $            --  $   15,858  $       7,669  $       1,905  $      --
Expenses
   Mortality and expense risk fees .......................              256          --             --             --         --
---------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................             (256)     15,858          7,669          1,905         --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in  portfolio shares ....................          (35,681)    (79,146)       (54,984)      (196,569)    (4,544)
   Net realized short-term capital gain distributions
     from  investments in portfolio shares ...............               --          --             --             --         --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................               --          --             --             --         --
---------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................          (35,681)    (79,146)       (54,984)      (196,569)    (4,544)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................          146,329     138,465         87,497        247,826     13,784
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................  $       110,392  $   75,177  $      40,182  $      53,162  $   9,240
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                               THE ALGER
                                                            PORTFOLIOS (a)*
                                                              (CONTINUED)      ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
                                                            ---------------  ----------------------------------------------------
                                                                               GROWTH
                                                               SMALLCAP          AND     INTERNATIONAL  INTERNATIONAL  SMALL CAP
                                                                GROWTH         INCOME        GROWTH         VALUE        GROWTH
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................  $          (256) $   15,858  $       7,669  $       1,905  $      --
   Net realized gain (loss) on investments in portfolio
     shares ..............................................          (35,681)    (79,146)       (54,984)      (196,569)    (4,544)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................          146,329     138,465         87,497        247,826     13,784
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................          110,392      75,177         40,182         53,162      9,240
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...               --      13,297        188,416         27,624         (2)
   Contract redemptions ..................................          (27,399)    (26,252)          (403)       (68,279)      (190)
   Net transfers .........................................          (29,798)     67,059         (3,403)      (128,229)     3,771
     Net increase (decrease) in net assets from
       contract owners' transactions .....................          (57,197)     54,104        184,610       (168,884)     3,579
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............           53,195     129,281        224,792       (115,722)    12,819
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................          280,101     245,798        114,991        339,816     22,436
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................  $       333,296  $  375,079  $     339,783  $     224,094  $  35,255
=================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

  ALLIANCE-
  BERNSTEIN        ALPS
  VARIABLE       VARIABLE
  PRODUCTS      INSURANCE
 (CONTINUED)      TRUST                                      AMERICAN CENTURY VARIABLE PORTFOLIOS
------------   -----------   ------------------------------------------------------------------------------------------------------
                  LISTED                                                                     LARGE
 SMALL-MID       PRIVATE                      INCOME &       INFLATION                      COMPANY
 CAP VALUE        EQUITY       BALANCED        GROWTH       PROTECTION    INTERNATIONAL      VALUE         ULTRA          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$      5,470   $       547   $     39,334   $     27,786   $     49,499   $      17,756   $     2,665   $     1,557   $     69,980

          --            --             --             12            158               5            --            --            315
-----------------------------------------------------------------------------------------------------------------------------------
       5,470           547         39,334         27,774         49,341          17,751         2,665         1,557         69,665
-----------------------------------------------------------------------------------------------------------------------------------

    (151,642)       14,786       (125,676)      (216,126)         1,053        (349,995)      (19,095)     (324,802)      (293,639)

          --            --             --             --             --              --            --            --             --

      28,854            --             --             --             --              --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------------
    (122,788)       14,786       (125,676)      (216,126)         1,053        (349,995)      (19,095)     (324,802)      (293,639)
-----------------------------------------------------------------------------------------------------------------------------------

     379,619        30,863        209,055        263,424        188,313         543,454        18,969       449,030        561,753
-----------------------------------------------------------------------------------------------------------------------------------
$    262,301   $    46,196   $    122,713   $     75,072   $    238,707   $     211,210   $     2,539   $   125,785   $    337,779
===================================================================================================================================

===================================================================================================================================
  ALLIANCE-
  BERNSTEIN        ALPS
  VARIABLE       VARIABLE
  PRODUCTS      INSURANCE
 (CONTINUED)      TRUST                                      AMERICAN CENTURY VARIABLE PORTFOLIOS
------------   -----------   ------------------------------------------------------------------------------------------------------
                  LISTED                                                                     LARGE
 SMALL-MID       PRIVATE                      INCOME &       INFLATION                      COMPANY
 CAP VALUE        EQUITY       BALANCED        GROWTH       PROTECTION    INTERNATIONAL      VALUE         ULTRA          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$      5,470   $       547   $     39,334   $     27,774   $     49,341   $      17,751   $     2,665   $     1,557   $     69,665
    (122,788)       14,786       (125,676)      (216,126)         1,053        (349,995)      (19,095)     (324,802)      (293,639)

     379,619        30,863        209,055        263,424        188,313         543,454        18,969       449,030        561,753
-----------------------------------------------------------------------------------------------------------------------------------
     262,301        46,196        122,713         75,072        238,707         211,210         2,539       125,785        337,779
-----------------------------------------------------------------------------------------------------------------------------------

      24,027        24,807          2,954         76,425        210,518          60,966        10,708           144         45,381
     (41,924)      (12,721)       (54,784)       (91,461)      (288,482)        (57,696)         (792)       (4,816)      (155,466)
     235,341       119,141        308,823       (202,103)     1,388,389        (382,612)       38,728      (640,669)       417,621
-----------------------------------------------------------------------------------------------------------------------------------
     217,444       131,227        256,993       (217,139)     1,310,425        (379,342)       48,644      (645,341)       307,536
-----------------------------------------------------------------------------------------------------------------------------------
     479,745       177,423        379,706       (142,067)     1,549,132        (168,132)       51,183      (519,556)       645,315
-----------------------------------------------------------------------------------------------------------------------------------
     666,583            --        754,102        673,129      1,445,914         799,266        67,977       542,390        969,545
-----------------------------------------------------------------------------------------------------------------------------------
$  1,146,328   $   177,423   $  1,133,808   $    531,062   $  2,995,046   $     631,134   $   119,160   $    22,834   $  1,614,860
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================
                                                             AMERICAN
                                                             CENTURY
                                                             VARIABLE
                                                           PORTFOLIOS   CREDIT SUISSE
                                                           (CONTINUED)      TRUST               DIREXION INSURANCE  TRUST
                                                           -----------  -------------  --------------------------------------------

                                                                          COMMODITY       DYNAMIC    EVOLUTION VP      EVOLUTION
                                                                           RETURN          VP HY        ALL CAP       VP MANAGED
                                                              VISTA       STRATEGY          BOND      EQUITY (ai)*     BOND (ai)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares .............................................  $        --  $      39,703  $     58,636  $          --  $       23,416
Expenses:
   Mortality and expense risk fees ......................           --             --            --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ..................           --         39,703        58,636             --          23,416
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ................................      (44,557)      (142,767)     (385,141)       (61,455)        (28,894)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............           --             --            --             --              --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............           --             --            --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
          portfolio shares ..............................      (44,557)      (142,767)     (385,141)       (61,455)        (28,894)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
    of investments in portfolio shares ..................       53,378        178,722       (56,040)        52,027           1,901
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations .....................................  $     8,821  $      75,658  $   (382,545) $      (9,428) $       (3,577)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================
                                                             AMERICAN
                                                             CENTURY
                                                             VARIABLE
                                                           PORTFOLIOS   CREDIT SUISSE
                                                           (CONTINUED)      TRUST               DIREXION INSURANCE  TRUST
                                                           -----------  -------------  --------------------------------------------

                                                                          COMMODITY       DYNAMIC    EVOLUTION VP      EVOLUTION
                                                                           RETURN          VP HY        ALL CAP       VP MANAGED
                                                              VISTA       STRATEGY          BOND      EQUITY (ai)*     BOND (ai)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................  $        --  $      39,703  $     58,636  $          --  $       23,416
   Net realized gain (loss) on investments in
     portfolio shares ...................................      (44,557)      (142,767)     (385,141)       (61,455)        (28,894)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ................       53,378        178,722       (56,040)        52,027           1,901
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations .......................................        8,821         75,658      (382,545)        (9,428)         (3,577)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..        1,269         23,759        63,599             --          17,570
   Contract redemptions .................................       (5,560)       (49,382)     (153,092)        (7,461)        (30,771)
   Net transfers ........................................      (36,845)       132,943    (7,322,807)       (94,773)       (204,609)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions ....................      (41,136)       107,320    (7,412,300)      (102,234)       (217,810)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ............      (32,315)       182,978    (7,794,845)      (111,662)       (221,387)
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................       66,513        225,873    11,005,607        111,662         221,387
-----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ......................  $    34,198  $     408,851  $  3,210,762  $          --  $           --
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================

  DREYFUS
 INVESTMENT                              DREYFUS VARIABLE
 PORTFOLIOS                               INVESTMENT FUND                          FEDERATED INSURANCE SERIES
------------                             ----------------   -----------------------------------------------------------------------
    SMALL       DREYFUS
     CAP        SOCIALLY      DREYFUS                                       HIGH
    STOCK     RESPONSIBLE      STOCK       INTERNATIONAL     CAPITAL       INCOME     INTERNATIONAL                     MARKET
    INDEX        GROWTH        INDEX           VALUE        INCOME II      BOND II      EQUITY II     KAUFMANN II   OPPORTUNITY II
-----------------------------------------------------------------------------------------------------------------------------------
$     33,471  $       602  $    116,993  $        114,096  $    21,139   $   125,794  $      22,509  $          --  $        4,347

          --           66         1,214             1,387           31            62             --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
      33,471          536       115,779           112,709       21,108       125,732         22,509             --           4,347
-----------------------------------------------------------------------------------------------------------------------------------

    (810,502)      (8,635)   (1,727,630)         (922,380)     (21,769)      651,121       (129,908)      (271,858)         (8,775)

          --           --            --                --           --            --             --             --           4,412

     226,893           --       358,220                --           --            --             --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
    (583,609)      (8,635)   (1,369,410)         (922,380)     (21,769)      651,121       (129,908)      (271,858)         (4,363)
-----------------------------------------------------------------------------------------------------------------------------------

     862,349       32,822     2,609,585         1,612,042       95,120     1,139,446        440,011        404,121         (10,539)
-----------------------------------------------------------------------------------------------------------------------------------
$    312,211  $    24,723  $  1,355,954  $        802,371  $    94,459  $  1,916,299  $     332,612  $     132,263  $      (10,555)
===================================================================================================================================

===================================================================================================================================

  DREYFUS
 INVESTMENT                              DREYFUS VARIABLE
 PORTFOLIOS                               INVESTMENT FUND                               FEDERATED INSURANCE SERIES
------------                             ----------------   -----------------------------------------------------------------------
    SMALL       DREYFUS
     CAP        SOCIALLY      DREYFUS                                       HIGH
    STOCK     RESPONSIBLE      STOCK       INTERNATIONAL     CAPITAL       INCOME     INTERNATIONAL                     MARKET
    INDEX        GROWTH        INDEX           VALUE        INCOME II      BOND II      EQUITY II     KAUFMANN II   OPPORTUNITY II
-----------------------------------------------------------------------------------------------------------------------------------
$     33,471  $       536  $    115,779  $        112,709  $    21,108  $    125,732  $      22,509  $          --  $        4,347
    (583,609)      (8,635)   (1,369,410)         (922,380)     (21,769)      651,121       (129,908)      (271,858)         (4,363)

     862,349       32,822     2,609,585         1,612,042       95,120     1,139,446        440,011        404,121         (10,539)
-----------------------------------------------------------------------------------------------------------------------------------
     312,211       24,723     1,355,954           802,371       94,459     1,916,299        332,612        132,263         (10,555)
-----------------------------------------------------------------------------------------------------------------------------------

       8,392           --       232,379            82,336           (4)      242,300         14,414         20,062          45,639
     (48,045)        (652)     (439,881)         (146,306)     (24,181)     (632,483)       (16,630)        (6,848)        (21,609)
    (304,541)      20,129       (66,700)         (277,447)     120,813     5,331,360          7,655       (209,069)        192,490
-----------------------------------------------------------------------------------------------------------------------------------

    (344,194)      19,477      (274,202)         (341,417)      96,628     4,941,177          5,439       (195,855)        216,520
-----------------------------------------------------------------------------------------------------------------------------------
     (31,983)      44,200     1,081,752           460,954      191,087     6,857,476        338,051        (63,592)        205,965
-----------------------------------------------------------------------------------------------------------------------------------
   1,207,579       69,122     5,362,214         2,688,233      316,402     1,426,620        706,134        712,632         326,675
-----------------------------------------------------------------------------------------------------------------------------------
$  1,175,596  $   113,322  $  6,443,966  $      3,149,187  $   507,489  $  8,284,096  $   1,044,185  $     649,040  $      532,640
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                               FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                                                                                      (IBBOTSON ETF ASSET ALLOCATION)
                                                                      --------------------------------------------------------------

                                                                      AGGRESSIVE                                            INCOME
                                                                        GROWTH      BALANCED   CONSERVATIVE    GROWTH      & GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ...........  $      153   $   5,542   $      8,614   $   2,050   $   1,666
Expenses:
   Mortality and expense risk fees .................................          --          --             --          --          --
------------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) .............................         153       5,542          8,614       2,050       1,666
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...........................................      11,223    (101,741)        20,336       7,034       6,607
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...............................           5         528            889          79         145
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...............................           1          19             --          18           3
------------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ....................................................      11,229    (101,194)        21,225       7,131       6,755
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares .............................................         168     125,933         95,139      15,261      25,921
------------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from operations .......  $   11,550   $  30,281   $    124,978   $  24,442   $  34,342
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                               FINANCIAL INVESTORS VARIABLE INSURANCE TRUST
                                                                                      (IBBOTSON ETF ASSET ALLOCATION)
                                                                      --------------------------------------------------------------

                                                                      AGGRESSIVE                                            INCOME
                                                                        GROWTH      BALANCED   CONSERVATIVE   GROWTH       & GROWTH
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .................................  $      153   $   5,542   $      8,614   $   2,050   $   1,666
   Net realized gain (loss) on investments in portfolio shares .....      11,229    (101,194)        21,225       7,131       6,755
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ..............................         168     125,933         95,139      15,261      25,921
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ........      11,550      30,281        124,978      24,442      34,342
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .............       1,516     235,483        649,918     147,737     227,050
   Contract redemptions ............................................     (23,315)    (21,931)      (354,147)    (22,867)    (21,504)
   Net transfers ...................................................      31,611     125,959        771,544     161,288     (28,337)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions .............................       9,812     339,511      1,067,315     286,158     177,209
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .....................      21,362     369,792      1,192,293     310,600     211,551
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ....................................          --     452,580        259,898       9,228      42,108
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ..............................  $   21,362   $ 822,372   $  1,452,191   $ 319,828   $ 253,659
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

================================================================================================================================

                                                                                                                      IVY FUNDS
                                                                                                                      VARIABLE
                                                                                                                      INSURANCE
FIRST EAGLE                                                                                                          PORTFOLIOS
   FUNDS                                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                            (ah)*
-----------  ------------------------------------------------------------------------------------------------------  -----------
                GLOBAL                                                                 TEMPLETON
                 REAL          HIGH                       MUTUAL       STRATEGIC         GLOBAL
                ESTATE        INCOME        INCOME        SHARES        INCOME            BOND            U.S.         ASSET
  OVERSEAS   SECURITIES II SECURITIES II SECURITIES II SECURITIES II SECURITIES II SECURITIES II (b)* GOVERNMENT II   STRATEGY
--------------------------------------------------------------------------------------------------------------------------------
$    15,567  $      25,857 $     954,178 $      21,501 $       9,954 $      92,637 $          108,014 $      41,088  $       --

         --             --            --            --            --            --                 --            --          --
--------------------------------------------------------------------------------------------------------------------------------
     15,567         25,857       954,178        21,501         9,954        92,637            108,014        41,088          --
--------------------------------------------------------------------------------------------------------------------------------

    412,977          4,264       908,982       352,775       104,593        69,170             64,953        (3,725)         --

      4,800             --            --            --            --            --                 --            --          --

     27,112             --            --            --            --            --                 --            --          --
--------------------------------------------------------------------------------------------------------------------------------
    444,889          4,264       908,982       352,775       104,593        69,170             64,953        (3,725)         --
--------------------------------------------------------------------------------------------------------------------------------

     (7,965)        77,104     1,115,661       192,607        16,065        90,743             25,143         7,103      (4,899)
--------------------------------------------------------------------------------------------------------------------------------
$   452,491  $     107,225 $   2,978,821 $     566,883 $     130,612 $     252,550 $          198,110 $      44,466  $   (4,899)
================================================================================================================================

================================================================================================================================

                                                                                                                      IVY FUNDS
                                                                                                                      VARIABLE
                                                                                                                      INSURANCE
FIRST EAGLE                                                                                                          PORTFOLIOS
   FUNDS                                FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST                            (ah)*
-----------  ------------------------------------------------------------------------------------------------------  -----------
                GLOBAL                                                                 TEMPLETON
                 REAL          HIGH                       MUTUAL       STRATEGIC         GLOBAL
                ESTATE        INCOME        INCOME        SHARES        INCOME            BOND            U.S.         ASSET
  OVERSEAS   SECURITIES II SECURITIES II SECURITIES II SECURITIES II SECURITIES II SECURITIES II (b)* GOVERNMENT II   STRATEGY
--------------------------------------------------------------------------------------------------------------------------------
$    15,567  $      25,857 $     954,178 $      21,501 $       9,954 $      92,637 $          108,014 $      41,088  $       --
    444,889          4,264       908,982       352,775       104,593        69,170             64,953        (3,725)         --

     (7,965)        77,104     1,115,661       192,607        16,065        90,743             25,143         7,103      (4,899)
--------------------------------------------------------------------------------------------------------------------------------
    452,491        107,225     2,978,821       566,883       130,612       252,550            198,110        44,466      (4,899)
--------------------------------------------------------------------------------------------------------------------------------

    320,950         69,057     1,102,269        24,746        36,914        57,588            376,140       153,134          (1)
   (234,500)       (13,939)     (425,233)      (53,977)      (24,097)     (296,563)           (29,634)      (38,494)        (92)
  2,176,405        403,287     6,417,585     8,033,845       741,072     1,688,914          2,444,459     1,081,510     941,443
--------------------------------------------------------------------------------------------------------------------------------

  2,262,855        458,405     7,094,621     8,004,614       753,889     1,449,939          2,790,965     1,196,150     941,350
--------------------------------------------------------------------------------------------------------------------------------
  2,715,346        565,630    10,073,442     8,571,497       884,501     1,702,489          2,989,075     1,240,616     936,451
--------------------------------------------------------------------------------------------------------------------------------
    277,492             --       241,992            --            --        44,336            195,884        72,587          --
--------------------------------------------------------------------------------------------------------------------------------
$ 2,992,838  $     565,630 $  10,315,434 $   8,571,497 $     884,501 $   1,746,825 $        3,184,959 $   1,313,203  $  936,451
================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                                       JANUS ASPEN
                                                                                                                          SERIES
                                                                       IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (ah)*  INSTITUTIONAL
                                                                       ---------------------------------------------  --------------
                                                                                     HIGH     MID CAP   SCIENCE AND
                                                                        ENERGY      INCOME    GROWTH    TECHNOLOGY      BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ............  $     --   $      --  $     --   $        --   $      80,046
Expenses:
   Mortality and expense risk fees ..................................        --          --        --            --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ............................        --          --        --            --          80,046
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...........................................        --          --        --            --        (146,838)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ...............................        --          --        --            --              --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ...............................        --          --        --            --          95,394
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ..................................................        --          --        --            --         (51,444)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of investments
   in portfolio shares ..............................................    (1,062)        716      (168)          268         558,972
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ......  $ (1,062)  $     716  $   (168)  $       268   $     587,574
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                                       JANUS ASPEN
                                                                                                                          SERIES
                                                                       IVY FUNDS VARIABLE INSURANCE PORTFOLIOS (ah)*  INSTITUTIONAL
                                                                       ---------------------------------------------  --------------
                                                                                     HIGH     MID CAP   SCIENCE AND
                                                                        ENERGY      INCOME    GROWTH    TECHNOLOGY      BALANCED
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................................  $     --   $      --  $     --   $        --   $      80,046
   Net realized gain (loss) on investments in portfolio shares ......        --          --        --            --         (51,444)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ...............................    (1,062)        716      (168)          268         558,972
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .........    (1,062)        716      (168)          268         587,574
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..............        --          --        --             1         260,186
   Contract redemptions .............................................        --         (12)       (4)           (2)       (101,341)
   Net transfers ....................................................   111,231     108,531    21,358        14,312          17,042
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..............................   111,231     108,519    21,354        14,311         175,887
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......................   110,169     109,235    21,186        14,579         763,461
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................................        --          --        --            --       2,301,736
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...............................  $110,169   $ 109,235  $ 21,186   $    14,579   $   3,065,197
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==============================================================================================================================
                                                                                                                    JANUS
                                                                                                                    ASPEN
                                                                                                                   SERIES -
                                            JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)                         SERVICE
---------------------------------------------------------------------------------------------------------------  -------------
                                 GLOBAL      GROWTH                                   PERKINS                       INTECH
                                  LIFE        AND                                     MID CAP                    RISK-MANAGED
ENTERPRISE (c)*      FORTY      SCIENCES     INCOME      JANUS (d)*  OVERSEAS (e)*     VALUE     WORLDWIDE (f)*      CORE
------------------------------------------------------------------------------------------------------------------------------
$            --  $         321  $      --  $    10,756  $     5,000  $      33,227  $    17,251  $        9,802  $        490

            938             --         --          667          771            285           --             991            --
------------------------------------------------------------------------------------------------------------------------------
           (938)           321         --       10,089        4,229         32,942       17,251           8,811           490
------------------------------------------------------------------------------------------------------------------------------

       (558,897)      (222,015)   (49,863)    (337,831)    (129,744)    (2,502,313)    (251,982)       (235,622)       (9,846)

             --             --         --           --           --             --           --              --            --

             --             --      2,568           --           --        156,484       71,170              --            --
------------------------------------------------------------------------------------------------------------------------------
       (558,897)      (222,015)   (47,295)    (337,831)    (129,744)    (2,345,829)    (180,812)       (235,622)       (9,846)
------------------------------------------------------------------------------------------------------------------------------

      1,165,320        554,226     77,602      752,940      423,336      5,341,788    1,049,917         419,120        16,556
------------------------------------------------------------------------------------------------------------------------------
$       605,485  $     332,532  $  30,307  $   425,198  $   297,821  $   3,028,901  $   886,356  $      192,309  $      7,200
==============================================================================================================================

==============================================================================================================================
                                                                                                                    JANUS
                                                                                                                    ASPEN
                                                                                                                   SERIES -
                                            JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)                         SERVICE
---------------------------------------------------------------------------------------------------------------  -------------
                                 GLOBAL      GROWTH                                   PERKINS                       INTECH
                                  LIFE        AND                                     MID CAP                    RISK-MANAGED
ENTERPRISE (c)*      FORTY      SCIENCES     INCOME      JANUS (d)*  OVERSEAS (e)*     VALUE     WORLDWIDE (f)*      CORE
------------------------------------------------------------------------------------------------------------------------------
$          (938) $         321  $      --  $    10,089  $     4,229  $      32,942  $    17,251  $        8,811  $        490
       (558,897)      (222,015)   (47,295)    (337,831)    (129,744)    (2,345,829)    (180,812)       (235,622)       (9,846)

      1,165,320        554,226     77,602      752,940      423,336      5,341,788    1,049,917         419,120        16,556
------------------------------------------------------------------------------------------------------------------------------
        605,485        332,532     30,307      425,198      297,821      3,028,901      886,356         192,309         7,200
------------------------------------------------------------------------------------------------------------------------------

         29,600         51,386     16,617       24,973       90,900        228,131      238,968          35,009        32,129
        (86,135)       (18,101)    (1,877)    (110,341)     (33,789)      (380,175)     (90,802)        (49,475)       (2,618)
       (323,865)       434,729    (69,109)    (102,410)      39,665        627,436      630,324         373,940        (9,419)
------------------------------------------------------------------------------------------------------------------------------

       (380,400)       468,014    (54,369)    (187,778)      96,776        475,392      778,490         359,474        20,092
------------------------------------------------------------------------------------------------------------------------------
        225,085        800,546    (24,062)     237,420      394,597      3,504,293    1,664,846         551,783        27,292
------------------------------------------------------------------------------------------------------------------------------
      1,953,780        676,758    210,645    1,001,782      791,499      4,579,260    1,899,736         433,519        46,553
------------------------------------------------------------------------------------------------------------------------------
$     2,178,865  $   1,477,304  $ 186,583  $ 1,239,202  $ 1,186,096  $   8,083,553  $ 3,564,582  $      985,302  $     73,845
==============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                       JANUS
                                                                       ASPEN
                                                                     SERIES -
                                                                     SERVICE
                                                                    (CONTINUED)               LAZARD RETIREMENT SERIES
                                                                    -----------  ---------------------------------------------------
                                                                      PERKINS                                    US
                                                                       SMALL                                  SMALL-MID      US
                                                                      COMPANY     EMERGING    INTERNATIONAL      CAP      STRATEGIC
                                                                    VALUE (g)*     MARKETS       EQUITY      EQUITY (h)*    EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .........  $        --  $   166,431  $      43,081  $        --  $     335
Expenses:
   Mortality and expense risk fees ...............................           --           11             --           65         --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .........................           --      166,420         43,081          (65)       335
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ........................................     (125,473)     (68,574)      (364,111)       3,357       (955)
   Net realized short-term capital gain distributions from
      investments in portfolio shares ............................           --           --             --           --         --
   Net realized long-term capital gain distributions from
      investments in portfolio shares ............................           --           --             --           --         --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ...............................................     (125,473)     (68,574)      (364,111)       3,357       (955)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...............................      110,609    1,751,973        653,045       51,344      7,205
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ...  $   (14,864) $ 1,849,819  $     332,015  $    54,636  $   6,585
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                       JANUS
                                                                       ASPEN
                                                                     SERIES -
                                                                     SERVICE
                                                                    (CONTINUED)               LAZARD RETIREMENT SERIES
                                                                    -----------  ---------------------------------------------------
                                                                      PERKINS                                    US
                                                                       SMALL                                  SMALL-MID      US
                                                                      COMPANY     EMERGING    INTERNATIONAL      CAP      STRATEGIC
                                                                    VALUE (g)*     MARKETS       EQUITY      EQUITY (h)*    EQUITY
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............................  $        --  $   166,420  $      43,081  $       (65) $     335
   Net realized gain (loss) on investments in portfolio shares ...     (125,473)     (68,574)      (364,111)       3,357       (955)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ............................      110,609    1,751,973        653,045       51,344      7,205
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ......      (14,864)   1,849,819        332,015       54,636      6,585
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...........           --      409,585         96,883       47,551          1
   Contract redemptions ..........................................       (1,340)    (316,086)      (147,874)      (9,710)       (63)
   Net transfers .................................................     (256,199)   3,218,743        188,196      704,327     17,346
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...........................     (257,539)   3,312,242        137,205      742,168     17,284
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...................     (272,403)   5,162,061        469,220      796,804     23,869
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................................      272,403    2,484,341      1,341,983       33,734     24,199
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ............................  $        --  $ 7,646,402  $   1,811,203  $   830,538  $  48,068
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=========================================================================================================================

                                                             LEGG MASON PARTNERS
      LEGG MASON PARTNERS VARIABLE EQUITY TRUST             VARIABLE INCOME TRUST           LORD ABBETT SERIES FUND
------------------------------------------------------   ---------------------------   ----------------------------------
              CLEARBRIDGE                                    WESTERN        WESTERN
CLEARBRIDGE      EQUITY      CLEARBRIDGE   CLEARBRIDGE        ASSET          ASSET                              GROWTH
AGGRESSIVE       INCOME      FUNDAMENTAL    LARGE CAP      GLOBAL HIGH     STRATEGIC   AMERICA'S     BOND         AND
GROWTH (i)*   BUILDER (j)*   VALUE (k)*    GROWTH (l)*   YIELD BOND (m)*   BOND (n)*     VALUE     DEBENTURE    INCOME
-------------------------------------------------------------------------------------------------------------------------
$        --   $      5,879   $     1,111   $       879   $     1,960,892   $  17,814   $   7,692   $  50,795   $   9,578

         --             --            23            --                --          --          15          --       1,058
-------------------------------------------------------------------------------------------------------------------------
         --          5,879         1,088           879         1,960,892      17,814       7,677      50,795       8,520
-------------------------------------------------------------------------------------------------------------------------

   (303,744)       (42,869)      (34,662)      (80,917)          689,816     (89,744)    (70,726)       (469)   (174,230)

         --             --            --            --                --       4,047          --          --          --

         --             --            --            --                --         349          --          --          --
-------------------------------------------------------------------------------------------------------------------------
   (303,744)       (42,869)      (34,662)      (80,917)          689,816     (85,348)    (70,726)       (469)   (174,230)
-------------------------------------------------------------------------------------------------------------------------

    550,140         77,456        53,332       211,073         2,239,667     164,307     103,427      50,296     353,930
-------------------------------------------------------------------------------------------------------------------------
$   246,396   $     40,466   $    19,758   $   131,035   $     4,890,375   $  96,773   $  40,378   $ 100,622   $ 188,220
=========================================================================================================================

=========================================================================================================================

                                                             LEGG MASON PARTNERS
      LEGG MASON PARTNERS VARIABLE EQUITY TRUST             VARIABLE INCOME TRUST           LORD ABBETT SERIES FUND
------------------------------------------------------   ---------------------------   ----------------------------------
              CLEARBRIDGE                                    WESTERN        WESTERN
CLEARBRIDGE      EQUITY      CLEARBRIDGE   CLEARBRIDGE        ASSET          ASSET                              GROWTH
AGGRESSIVE       INCOME      FUNDAMENTAL    LARGE CAP      GLOBAL HIGH     STRATEGIC   AMERICA'S     BOND         AND
GROWTH (i)*   BUILDER (j)*   VALUE (k)*    GROWTH (l)*   YIELD BOND (m)*   BOND (n)*     VALUE     DEBENTURE    INCOME
-------------------------------------------------------------------------------------------------------------------------
$        --   $      5,879   $     1,088   $       879   $     1,960,892   $  17,814   $   7,677   $  50,795   $   8,520
   (303,744)       (42,869)      (34,662)      (80,917)          689,816     (85,348)    (70,726)       (469)   (174,230)

    550,140         77,456        53,332       211,073         2,239,667     164,307     103,427      50,296     353,930
-------------------------------------------------------------------------------------------------------------------------
    246,396         40,466        19,758       131,035         4,890,375      96,773      40,378     100,622     188,220
-------------------------------------------------------------------------------------------------------------------------

          2         87,991            --             3         1,401,544       9,087          --      11,008      10,795
    (59,642)        (8,120)      (96,704)      (59,823)         (954,314)    (66,840)     (1,682)    (43,698)    (60,767)
   (507,608)       (40,116)      (17,037)       44,302        16,651,617    (200,573)    (24,904)    693,760     (23,681)
-------------------------------------------------------------------------------------------------------------------------

   (567,248)        39,755      (113,741)      (15,518)       17,098,847    (258,326)    (26,586)    661,070     (73,653)
-------------------------------------------------------------------------------------------------------------------------
   (320,852)        80,221       (93,983)      115,517        21,989,222    (161,553)     13,792     761,692     114,567
-------------------------------------------------------------------------------------------------------------------------
  1,155,408        176,867       180,025       258,553           396,226     584,659     240,942     108,709     948,440
-------------------------------------------------------------------------------------------------------------------------
$   834,556   $    257,088   $    86,042   $   374,070   $    22,385,448   $ 423,106   $ 254,734   $ 870,401   $1,063,007
=========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================

                                                                        LORD ABBETT                        NATIONWIDE
                                                                  SERIES FUND (CONTINUED)            VARIABLE INSURANCE TRUST
                                                                  -----------------------  -----------------------------------------
                                                                                  LARGE       BOND      INTERNATIONAL    MID CAP
                                                                  INTERNATIONAL  CAP CORE    INDEX         INDEX          INDEX
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .......  $      14,729  $    564  $    69,509  $      55,427  $    11,609
Expenses:
   Mortality and expense risk fees .............................             --        --           --             --           --
-----------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ..........................         14,729       564       69,509         55,427       11,609
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .......................................         (1,822)   (9,667)        (966)      (542,784)    (203,260)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ...........................             --        --          610             --           --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ...........................             --        --        1,332             --       32,962
-----------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares .................................................         (1,822)   (9,667)         976       (542,784)    (170,298)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .............................         91,162    23,084       20,554        887,127      463,142
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....  $     104,069  $ 13,981  $    91,039  $     399,770  $   304,453
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===================================================================================================================================

                                                                        LORD ABBETT                        NATIONWIDE
                                                                  SERIES FUND (CONTINUED)            VARIABLE INSURANCE TRUST
                                                                  -----------------------  -----------------------------------------
                                                                                   LARGE       BOND     INTERNATIONAL    MID CAP
                                                                  INTERNATIONAL  CAP CORE     INDEX         INDEX         INDEX
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .............................  $      14,729  $    564  $    69,509  $      55,427  $    11,609
   Net realized gain (loss) on investments in portfolio
      shares ...................................................         (1,822)   (9,667)         976       (542,784)    (170,298)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .......................         91,162    23,084       20,554        887,127      463,142
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ....        104,069    13,981       91,039        399,770      304,453
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .........         89,865    34,034           (1)             1        3,240
   Contract redemptions ........................................        (17,637)     (296)     (38,133)        (4,065)      (2,692)
   Net transfers ...............................................        856,583   (15,072)     (39,938)      (390,912)      61,859
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions ...................................        928,811    18,666      (78,072)      (394,976)      62,407
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets ..................      1,032,880    32,647       12,967          4,794      366,860
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ................................         77,153    50,245    1,631,211      2,064,787      941,171
------------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .............................  $   1,110,033  $ 82,892  $ 1,644,178  $   2,069,581  $ 1,308,031
====================================================================================================================================

*  See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
                                                                                                                  NORTHERN
       NATIONWIDE                                                                                                  LIGHTS
   VARIABLE INSURANCE                                                                                             VARIABLE
    TRUST (CONTINUED)                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                         TRUST
-------------------------   ---------------------------------------------------------------------------------   -------------
                                                                         SHORT
   S&P 500      SMALL CAP     MID-CAP                                  DURATION      SMALL-CAP      SOCIALLY      CHANGING
    INDEX         INDEX       GROWTH       PARTNERS       REGENCY        BOND          GROWTH      RESPONSIVE    PARAMETERS
-----------------------------------------------------------------------------------------------------------------------------
$     63,369   $    7,489   $       --   $     42,701   $    7,458   $     31,247   $        --   $     2,779   $         --
          --           --           --              9           --             --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------
      63,369        7,489           --         42,692        7,458         31,247            --         2,779             --
-----------------------------------------------------------------------------------------------------------------------------

    (965,265)    (137,653)    (211,547)    (1,182,918)     (92,442)      (147,427)     (113,403)      (40,865)      (189,468)

          --           --           --             --           --             --            --            --             --

          --           --           --        189,683        6,291             --            --            --             --
-----------------------------------------------------------------------------------------------------------------------------
    (965,265)    (137,653)    (211,547)      (993,235)     (86,151)      (147,427)     (113,403)      (40,865)      (189,468)
-----------------------------------------------------------------------------------------------------------------------------

   1,597,988      289,302      369,186      1,635,112      268,589        194,780       115,760       115,523       (319,911)
-----------------------------------------------------------------------------------------------------------------------------
$    696,092   $  159,138   $  157,639   $    684,569   $  189,896   $     78,600   $     2,357   $    77,437   $   (509,379)
=============================================================================================================================

=============================================================================================================================
                                                                                                                  NORTHERN
       NATIONWIDE                                                                                                  LIGHTS
   VARIABLE INSURANCE                                                                                             VARIABLE
    TRUST (CONTINUED)                           NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST                         TRUST
-------------------------   ---------------------------------------------------------------------------------   -------------
                                                                         SHORT
   S&P 500      SMALL CAP     MID-CAP                                  DURATION      SMALL-CAP      SOCIALLY      CHANGING
    INDEX         INDEX       GROWTH       PARTNERS       REGENCY        BOND          GROWTH      RESPONSIVE    PARAMETERS
-----------------------------------------------------------------------------------------------------------------------------
$     63,369   $    7,489   $       --   $     42,692   $    7,458   $     31,247   $        --   $     2,779   $         --
    (965,265)    (137,653)    (211,547)      (993,235)     (86,151)      (147,427)     (113,403)      (40,865)      (189,468)

   1,597,988      289,302      369,186      1,635,112      268,589        194,780       115,760       115,523       (319,911)
-----------------------------------------------------------------------------------------------------------------------------
     696,092      159,138      157,639        684,569      189,896         78,600         2,357        77,437       (509,379)
-----------------------------------------------------------------------------------------------------------------------------

      23,761        4,324        6,930         73,892        5,435             (3)      148,880        20,345        943,224
  (1,875,342)      (2,015)     (84,067)       (57,538)     (30,576)      (148,722)      (30,936)      (14,107)      (387,301)
    (287,490)     (67,082)    (102,464)       (44,128)     127,064       (519,327)     (286,141)       13,174       (856,207)
-----------------------------------------------------------------------------------------------------------------------------

  (2,139,071)     (64,773)    (179,601)       (27,774)     101,923       (668,052)     (168,197)       19,412       (300,284)
-----------------------------------------------------------------------------------------------------------------------------
  (1,442,979)      94,365      (21,962)       656,795      291,819       (589,452)     (165,840)       96,849       (809,663)
-----------------------------------------------------------------------------------------------------------------------------
   3,287,255      762,816      525,959      1,409,523      291,545      1,196,062       495,673       114,331      8,941,796
-----------------------------------------------------------------------------------------------------------------------------
$  1,844,276   $  857,181   $  503,997   $  2,066,318   $  583,364   $    606,610   $   329,833   $   211,180   $  8,132,133
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                                           PIMCO
                                                                                                                          VARIABLE
                                                                       NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)          TRUST
                                                                -----------------------------------------------------   ------------
                                                                                               JNF
                                                                                             LOOMIS           JNF
                                                                    JNF         JNF          SAYLES          MONEY          ALL
                                                                 BALANCED      EQUITY         BOND          MARKET         ASSET
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares .....  $    5,249   $    3,576   $    616,896   $   227,409     $  338,850
Expenses:
   Mortality and expense risk fees ...........................         561        2,272             --         2,199             --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ........................       4,688        1,304        616,896       225,210        338,850
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ........................................     (25,865)     (64,959)     1,516,752            --       (363,281)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .........................          --           --             --            --             --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .........................          --           --             --            --             --
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ...............................................     (25,865)     (64,959)     1,516,752            --       (363,281)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ...........................      72,153      179,784        847,631            --        866,295
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..  $   50,976   $  116,129   $  2,981,279   $   225,210     $  841,864
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                                                                                           PIMCO
                                                                                                                          VARIABLE
                                                                       NORTHERN LIGHTS VARIABLE TRUST (CONTINUED)          TRUST
                                                                -----------------------------------------------------   ------------
                                                                                               JNF
                                                                                             LOOMIS           JNF
                                                                    JNF         JNF          SAYLES          MONEY          ALL
                                                                 BALANCED      EQUITY         BOND          MARKET         ASSET
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...........................  $    4,688   $    1,304   $    616,896   $    225,210   $   338,850
   Net realized gain (loss) on investments in portfolio
      shares .................................................     (25,865)     (64,959)     1,516,752             --      (363,281)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares ........................      72,153      179,784        847,631             --       866,295
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ..      50,976      116,129      2,981,279        225,210       841,864
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .......          (1)         793        469,060     70,881,770       439,995
   Contract redemptions ......................................     (52,265)     (12,064)      (871,891)   (13,814,901)     (223,306)
   Net transfers .............................................     258,490      (11,137)       236,228    (92,000,140)    1,762,472
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ................................     206,224      (22,408)      (166,603)   (34,933,271)    1,979,161
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...............     257,200       93,721      2,814,676    (34,708,061)    2,821,025
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..............................     230,803      387,870      5,339,259     88,695,395     2,799,701
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ........................  $  488,003   $  481,591   $  8,153,935   $ 53,987,334   $ 5,620,726
====================================================================================================================================

*  See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                        PIMCO VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                FOREIGN        FOREIGN
 COMMODITY-      EMERGING         BOND          BOND          GLOBAL                         LONG                      REALESTATE-
 REALRETURN       MARKETS      US DOLLAR      US DOLLAR        BOND           HIGH          TERM US         LOW         REALRETURN
  STRATEGY         BOND          HEDGED       UNHEDGED       UNHEDGED         YIELD       GOVERNMENT      DURATION    STRATEGY (o)*
------------------------------------------------------------------------------------------------------------------------------------
$    138,837   $    382,878   $    74,616   $      8,999   $     79,612   $  1,378,719   $     62,912   $    214,232  $          --

          --             --            --             --             --             --             --             --             --
------------------------------------------------------------------------------------------------------------------------------------
     138,837        382,878        74,616          8,999         79,612      1,378,719         62,912        214,232             --
------------------------------------------------------------------------------------------------------------------------------------

    (671,205)     1,747,402       (37,492)        28,692        349,335      3,004,998         36,977        282,983     (1,319,332)

     140,567             --       166,980         13,996        175,666             --         59,713        203,638             --

     103,444             --            --          3,870          4,234             --         59,539        147,743             --
------------------------------------------------------------------------------------------------------------------------------------
    (427,194)     1,747,402       129,488         46,558        529,235      3,004,998        156,229        634,364     (1,319,332)
------------------------------------------------------------------------------------------------------------------------------------
   1,022,739        (99,876)       63,904        (44,181)      (157,204)     1,983,744       (281,603)       (78,313)       953,544
------------------------------------------------------------------------------------------------------------------------------------
$    734,382   $  2,030,404   $   268,008   $     11,376   $    451,643   $  6,367,461   $    (62,462)  $    770,283  $    (365,788)
====================================================================================================================================

====================================================================================================================================
                                                        PIMCO VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                FOREIGN        FOREIGN
 COMMODITY-      EMERGING         BOND          BOND          GLOBAL                         LONG                      REALESTATE-
 REALRETURN       MARKETS      US DOLLAR      US DOLLAR        BOND           HIGH          TERM US         LOW         REALRETURN
  STRATEGY         BOND          HEDGED       UNHEDGED       UNHEDGED         YIELD       GOVERNMENT      DURATION    STRATEGY (o)*
------------------------------------------------------------------------------------------------------------------------------------
$    138,837   $    382,878   $    74,616   $      8,999   $     79,612   $  1,378,719   $     62,912   $    214,232             --
    (427,194)     1,747,402       129,488         46,558        529,235      3,004,998        156,229        634,364     (1,319,332)

   1,022,739        (99,876)       63,904        (44,181)      (157,204)     1,983,744       (281,603)       (78,313)       953,544
------------------------------------------------------------------------------------------------------------------------------------
     734,382      2,030,404       268,008         11,376        451,643      6,367,461        (62,462)       770,283       (365,788)
------------------------------------------------------------------------------------------------------------------------------------

     333,114        364,213       150,814         26,496        131,505        351,629         22,927        801,900         20,956
    (231,321)      (579,164)     (528,667)       (42,020)      (167,819)      (972,626)       (59,143)      (780,246)       (14,765)
     267,751     (1,056,041)      (28,746)    (1,049,321)    (2,278,804)    29,743,343       (167,344)       164,441     (1,275,656)
------------------------------------------------------------------------------------------------------------------------------------

     369,544     (1,270,992)     (406,599)    (1,064,845)    (2,315,118)    29,122,346       (203,560)       186,095     (1,269,465)
------------------------------------------------------------------------------------------------------------------------------------
   1,103,926        759,412      (138,591)    (1,053,469)    (1,863,475)    35,489,807       (266,022)       956,378     (1,635,253)
------------------------------------------------------------------------------------------------------------------------------------
   1,863,676      3,162,015     1,883,970      1,974,176      3,770,129      3,678,747      1,689,078      6,720,022      1,635,253
------------------------------------------------------------------------------------------------------------------------------------
$  2,967,602   $  3,921,427   $ 1,745,379   $    920,707   $  1,906,654   $ 39,168,554   $  1,423,056   $  7,676,400  $          --
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                                      PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                     ----------------------------------------------------------------------------
                                                                                     SMALL CAP
                                                                                   STOCKSPLUS(R)   STOCKSPLUS(R)
                                                         REAL        SHORT-            TOTAL           TOTAL           TOTAL
                                                        RETURN        TERM          RETURN (p)*     RETURN (o)*       RETURN
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ............................   $    247,533   $    127,832   $          --   $       8,194   $   1,575,323
Expenses:
   Mortality and expense risk fees ...............          1,276             --              --              --              82
---------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........        246,257        127,832              --           8,194       1,575,241
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .............        176,261        145,781            (791)       (371,599)        594,398
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ............................        408,996         21,608              --              --         552,163
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ............................         15,334         39,993              --              --         605,875
---------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares .....................        600,591        207,382            (791)       (371,599)      1,752,436
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ..............................        496,057         87,515              --         380,461         466,731
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .........................   $  1,342,905   $    422,729   $        (791)  $      17,056   $   3,794,408
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                                      PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                     ----------------------------------------------------------------------------
                                                                                     SMALL CAP
                                                                                   STOCKSPLUS(R)   STOCKSPLUS(R)
                                                         REAL          SHORT-          TOTAL           TOTAL           TOTAL
                                                        RETURN          TERM        RETURN (p)*     RETURN (o)*       RETURN
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............   $    246,257   $    127,832   $          --   $       8,194   $   1,575,241
   Net realized gain (loss) on investments in
     portfolio shares ............................        600,591        207,382            (791)       (371,599)      1,752,436
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
     shares ......................................        496,057         87,515              --         380,461         466,731
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ................................      1,342,905        422,729            (791)         17,056       3,794,408
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ...................................        755,479        947,917              --          19,042       3,228,702
   Contract redemptions ..........................     (1,237,600)      (656,659)             (1)        (10,952)     (3,861,406)
   Net transfers .................................      3,449,551      2,168,173             792        (530,212)      7,487,814
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .............      2,967,430      2,459,431             791        (522,122)      6,855,110
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .....      4,310,335      2,882,160              --        (505,066)     10,649,518
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................      6,249,560      3,079,088              --         505,066      24,242,834
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............   $ 10,559,895   $  5,961,248   $          --   $          --   $  34,892,352
=================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                 PIONEER VARIABLE CONTRACTS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              GLOBAL
                 CULLEN        EMERGING         EQUITY                         HIGH          HIGH       INTERNATIONAL     MID CAP
    BOND         VALUE          MARKETS         INCOME          FUND         YIELD (q)*      YIELD        VALUE (q)*       VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$    68,417   $     8,162   $    12,674     $    44,623     $    17,508     $   10,165    $   154,854   $       6,263   $   16,594

         --            --            --             137              --             --             --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
     68,417         8,162        12,674          44,486          17,508         10,165        154,854           6,263       16,594
-----------------------------------------------------------------------------------------------------------------------------------

    115,368      (656,248)      534,997       (753,165)        (303,171)      (164,664)       (73,299)       (304,671)    (235,260)

         --            --            --              --              --             --             --              --           --
         --            --            --              --              --             --             --              --           --
-----------------------------------------------------------------------------------------------------------------------------------
    115,368      (656,248)      534,997        (753,165)       (303,171)      (164,664)       (73,299)       (304,671)    (235,260)
-----------------------------------------------------------------------------------------------------------------------------------

          6       694,798        83,866         799,453         516,443        156,609        919,729         257,472      566,599
-----------------------------------------------------------------------------------------------------------------------------------
$   183,791   $    46,712   $   631,537     $    90,774     $   230,780     $    2,110    $ 1,001,284   $     (40,936)  $  347,933
===================================================================================================================================

===================================================================================================================================
                                                 PIONEER VARIABLE CONTRACTS TRUST
-----------------------------------------------------------------------------------------------------------------------------------
                                                                              GLOBAL
                CULLEN       EMERGING         EQUITY                           HIGH          HIGH       INTERNATIONAL     MID CAP
   BOND          VALUE        MARKETS         INCOME           FUND         YIELD (q)*       YIELD         VALUE (q)*      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
$    68,417   $     8,162   $      12,674   $      44,486   $      17,508   $    10,165   $   154,854   $       6,263   $   16,594
    115,368      (656,248)        534,997        (753,165)       (303,171)     (164,664)      (73,299)       (304,671)    (235,260)

          6       694,798          83,866         799,453         516,443       156,609       919,729         257,472      566,599
-----------------------------------------------------------------------------------------------------------------------------------
    183,791        46,712         631,537          90,774         230,780         2,110     1,001,284         (40,936)     347,933
-----------------------------------------------------------------------------------------------------------------------------------

    136,980       152,641         143,783          17,274          24,913        24,155        73,773              (8)     131,007
    (42,228)     (179,414)        (60,969)       (135,115)        (48,355)         (310)     (157,848)        (21,785)     (57,635)
  1,073,677      (672,617)      1,432,390        (579,071)        (89,847)     (306,197)    1,699,654        (341,049)      56,745
-----------------------------------------------------------------------------------------------------------------------------------

  1,168,429      (699,390)      1,515,204        (696,912)       (113,289)     (282,352)    1,615,579        (362,842)     130,117
-----------------------------------------------------------------------------------------------------------------------------------
  1,352,220      (652,678)      2,146,741        (606,138)        117,491      (280,242)    2,616,863        (403,778)     478,050
-----------------------------------------------------------------------------------------------------------------------------------
    507,173     1,856,793       1,315,230       2,048,238       1,400,647       280,242     1,036,327         403,778    1,224,939
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,859,393   $ 1,204,115   $   3,461,971   $   1,442,100   $   1,518,138   $        --   $ 3,653,190   $          --   $1,702,989
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                                  PIONEER VARIABLE                             ROYCE
                                                             CONTRACTS TRUST (CONTINUED)                    CAPITAL FUND
                                                     -------------------------------------------   ------------------------------
                                                        MONEY        SMALL CAP       STRATEGIC
                                                        MARKET       VALUE (q)*       INCOME         MICRO-CAP       SMALL-CAP
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
     portfolio shares ............................   $          5   $        317   $     423,923   $          --   $          --
Expenses:
   Mortality and expense risk fees ...............             --             --              --             672           1,272
---------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...........              5            317         423,923            (672)         (1,272)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .............             --       (156,174)        278,912        (165,771)     (1,010,912)
   Net realized short-term capital gain
     distributions from investments in
     portfolio shares ............................             --             --         167,301              --              --
   Net realized long-term capital gain
     distributions from investments in
     portfolio shares ............................             --             --          97,395              --              --
---------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments
         in portfolio shares .....................             --       (156,174)        543,608        (165,771)     (1,010,912)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ........................................             --        125,206         434,952         823,222       2,128,322
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets
         from operations .........................   $          5   $    (30,651)  $   1,402,483   $     656,779   $   1,116,138
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                                  PIONEER VARIABLE                             ROYCE
                                                             CONTRACTS TRUST (CONTINUED)                    CAPITAL FUND
                                                     -------------------------------------------   ------------------------------
                                                        MONEY        SMALL CAP       STRATEGIC
                                                        MARKET       VALUE (q)*        INCOME        MICRO-CAP       SMALL-CAP
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...............   $          5   $        317   $     423,923   $        (672)  $      (1,272)
   Net realized gain (loss) on investments
     in portfolio shares .........................             --       (156,174)        543,608        (165,771)     (1,010,912)
   Net change in unrealized appreciation
     (depreciation) of investments in
     portfolio shares ............................             --        125,206         434,952         823,222       2,128,322
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from operations ...........................              5        (30,651)      1,402,483         656,779       1,116,138
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ........................             --          2,595         202,522         215,801         169,858
   Contract redemptions ..........................           (427)        (1,478)       (328,389)       (183,317)       (219,974)
   Net transfers .................................           (527)      (205,602)      3,047,858         789,495         (25,118)
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets
       from contract owners' transactions ........           (954)      (204,485)      2,921,991         821,979         (75,234)
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net
         assets ..................................           (949)      (235,136)      4,324,474       1,478,758       1,040,904
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..................          3,015        235,136       2,807,293       1,623,739       3,398,938
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ...............   $      2,066   $         --   $   7,131,767   $   3,102,497   $   4,439,842
=================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
                                                    RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
   CLS            CLS         ALL- ASSET      ALL- ASSET      ALL- ASSET      ALL-CAP     ALTERNATIVE
ADVISORONE    ADVISORONE      AGGRESSIVE     CONSERVATIVE      MODERATE     OPPORTUNITY   STRATEGIES                     BASIC
  AMERIGO      CLERMONT     STRATEGY (r)*   STRATEGY (s)*   STRATEGY (t)*      (u)*       ALLOCATION       BANKING     MATERIALS
-----------------------------------------------------------------------------------------------------------------------------------
$    22,311   $    36,591   $           2   $           2   $           1   $       426   $        --   $      10,104   $    2,352

         --            --              --              --              --            10            --               5          173
-----------------------------------------------------------------------------------------------------------------------------------
     22,311        36,591               2               2               1           416            --          10,099        2,179
-----------------------------------------------------------------------------------------------------------------------------------

   (401,048)     (418,848)        (10,460)         (3,870)         (7,061)      (63,573)      (16,056)        (79,831)     160,152

         --            --              --              --              --            --            --              --           --

         --            --              --              --              --            --            --              --       34,626
-----------------------------------------------------------------------------------------------------------------------------------
   (401,048)     (418,848)        (10,460)         (3,870)         (7,061)      (63,573)      (16,056)        (79,831)     194,778
-----------------------------------------------------------------------------------------------------------------------------------

  1,612,097       735,274          22,872             369           5,589       187,642        18,290           6,220       10,620
-----------------------------------------------------------------------------------------------------------------------------------
$ 1,233,360   $   353,017   $      12,414   $      (3,499)  $      (1,471)  $   124,485   $     2,234   $     (63,512)  $  207,577
===================================================================================================================================

===================================================================================================================================
                                                       RYDEX VARIABLE TRUST
-----------------------------------------------------------------------------------------------------------------------------------
   CLS           CLS          ALL- ASSET     ALL- ASSET       ALL- ASSET      ALL-CAP     ALTERNATIVE
ADVISORONE    ADVISORONE      AGGRESSIVE     CONSERVATIVE      MODERATE     OPPORTUNITY   STRATEGIES                     BASIC
  AMERIGO      CLERMONT     STRATEGY (r)*   STRATEGY (s)*   STRATEGY (t)*      (u)*       ALLOCATION       BANKING     MATERIALS
-----------------------------------------------------------------------------------------------------------------------------------
$    22,311   $    36,591   $           2   $           2   $           1   $       416   $        --   $      10,099   $    2,179
   (401,048)     (418,848)        (10,460)         (3,870)         (7,061)      (63,573)      (16,056)        (79,831)     194,778

  1,612,097       735,274          22,872             369           5,589       187,642        18,290           6,220       10,620
-----------------------------------------------------------------------------------------------------------------------------------
  1,233,360       353,017          12,414          (3,499)         (1,471)      124,485         2,234         (63,512)     207,577
-----------------------------------------------------------------------------------------------------------------------------------

        (24)          (20)          9,999               1          33,666        12,011         3,033           8,134      118,276
   (198,816)     (320,090)           (668)           (188)           (787)       (9,502)      (16,892)        (17,451)     (92,010)
    (88,701)      111,412          20,725         115,768         (30,909)      (10,319)       (1,075)       (235,972)     600,062
-----------------------------------------------------------------------------------------------------------------------------------

   (287,541)     (208,698)         30,056         115,581           1,970        (7,810)      (14,934)       (245,289)     626,328
-----------------------------------------------------------------------------------------------------------------------------------
    945,819       144,319          42,470         112,082             499       116,675       (12,700)       (308,801)     833,905
-----------------------------------------------------------------------------------------------------------------------------------
  3,386,731     1,873,245          76,051           5,837          51,191       442,200       120,961         619,110      471,055
-----------------------------------------------------------------------------------------------------------------------------------
$ 4,332,550   $ 2,017,564   $     118,521   $     117,919   $      51,690   $   558,875   $   108,261   $     310,309   $1,304,960
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

==================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ----------------------------------------------------------------
                                                                                  COMMODITIES   CONSUMER    DOW 2X
                                                                  BIOTECHNOLOGY    STRATEGY     PRODUCTS   STRATEGY   ELECTRONICS
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $          --   $     8,687   $  9,198   $     --   $        --
Expenses:
   Mortality and expense risk fees ............................              --            --         --         43            --
----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ........................              --         8,687      9,198        (43)           --
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................          43,269       (60,997)   (30,898)   (18,479)       26,184
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................              --            --         --         --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................              --            --         --         --            --
----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in portfolio
         shares ...............................................          43,269       (60,997)   (30,898)   (18,479)       26,184
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................          24,243        49,730      6,140     (5,734)       15,427
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ...........................................   $      67,512   $    (2,580)  $(15,560)  $(24,256)  $    41,611
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

==================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                                  ----------------------------------------------------------------
                                                                                  COMMODITIES   CONSUMER    DOW 2X
                                                                  BIOTECHNOLOGY    STRATEGY     PRODUCTS   STRATEGY   ELECTRONICS
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $          --   $     8,687   $  9,198   $    (43)  $        --
   Net realized gain (loss) on investments in portfolio
     shares ...................................................          43,269       (60,997)   (30,898)   (18,479)       26,184
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ..........................          24,243        49,730      6,140     (5,734)       15,427
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from operations ....          67,512        (2,580)   (15,560)   (24,256)       41,611
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........          23,787        58,171     13,132     31,585           (61)
   Contract redemptions .......................................        (104,955)       (1,712)   (13,231)   (10,694)      (35,650)
   Net transfers ..............................................        (136,000)      210,123    205,931    372,495       334,928
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ...................................        (217,168)      266,582    205,832    393,386       299,217
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets ..................        (149,656)      264,002    190,272    369,130       340,828
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................         721,207        43,284    379,610    245,061        44,747
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period ............................   $     571,551   $   307,286   $569,882   $614,191   $   385,575
==================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                          GOVERNMENT
                 ENERGY     EUROPE 1.25X    FINANCIAL      LONG BOND       HEALTH       HEDGED      INTERNATIONAL
   ENERGY       SERVICES      STRATEGY      SERVICES     1.2X STRATEGY      CARE     EQUITY (v)*   OPPORTUNITY (w)*    INTERNET
---------------------------------------------------------------------------------------------------------------------------------
$        --   $        --   $     27,726   $     1,585   $      35,194   $      --   $     2,070   $          1,246   $      --

        417           155             --            --              --          --            --                 --          --
---------------------------------------------------------------------------------------------------------------------------------
       (417)         (155)        27,726         1,585          35,194          --         2,070              1,246          --
---------------------------------------------------------------------------------------------------------------------------------

    120,924       215,552        117,583       (17,683)     (1,186,114)     56,063       (91,570)            55,354      90,285

         12            --             --            --         440,132          --            --                 --          --

     65,138        65,939             --            --         219,251          --            --                 --          --
---------------------------------------------------------------------------------------------------------------------------------
    186,074       281,491        117,583       (17,683)       (526,731)     56,063       (91,570)            55,354      90,285
---------------------------------------------------------------------------------------------------------------------------------

     23,481        30,768         28,259       (42,473)       (151,062)     60,459        62,953             20,825      26,002
---------------------------------------------------------------------------------------------------------------------------------
$   209,138   $   312,104   $    173,568   $   (58,571)  $    (642,599)  $ 116,522   $   (26,547)  $         77,425   $ 116,287
=================================================================================================================================

=================================================================================================================================
                                              RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                          GOVERNMENT
                 ENERGY     EUROPE 1.25X    FINANCIAL      LONG BOND       HEALTH       HEDGED      INTERNATIONAL
   ENERGY       SERVICES      STRATEGY      SERVICES     1.2X STRATEGY      CARE     EQUITY (v)*   OPPORTUNITY (w)*    INTERNET
---------------------------------------------------------------------------------------------------------------------------------
$      (417)  $      (155)  $     27,726   $     1,585   $      35,194   $      --   $     2,070   $          1,246   $       --
    186,074       281,491        117,583       (17,683)       (526,731)     56,063       (91,570)            55,354       90,285

     23,481        30,768         28,259       (42,473)       (151,062)     60,459        62,953             20,825       26,002
---------------------------------------------------------------------------------------------------------------------------------
    209,138       312,104        173,568       (58,571)       (642,599)    116,522       (26,547)            77,425      116,287
---------------------------------------------------------------------------------------------------------------------------------

     55,657        61,172         57,321           795         416,306          15         9,045             44,011       82,932
    (79,692)      (37,189)       (49,435)      (18,203)       (186,671)    (29,230)      (12,872)            (5,309)     (30,008)
   (545,794)      431,242         34,352      (542,845)       (368,581)    216,948      (377,019)            29,999      345,594
---------------------------------------------------------------------------------------------------------------------------------

   (569,829)      455,225         42,238      (560,253)       (138,946)    187,733      (380,846)            68,701      398,518
---------------------------------------------------------------------------------------------------------------------------------
   (360,691)      767,329        215,806      (618,824)       (781,545)    304,255      (407,393)           146,126      514,805
---------------------------------------------------------------------------------------------------------------------------------
  1,126,577       502,752        290,458       721,004       1,367,159     669,935       407,393            182,399       50,933
---------------------------------------------------------------------------------------------------------------------------------
$   765,886   $ 1,270,081   $    506,264   $   102,180   $     585,614   $ 974,190   $        --   $        328,525   $  565,738
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                              -------------------------------------------------------------------
                                                                            INVERSE                                     INVERSE
                                                               INVERSE     GOVERNMENT      INVERSE       INVERSE        RUSSELL
                                                                DOW 2X      LONG BOND      MID-CAP    NASDAQ-100(R)     2000(R)
                                                               STRATEGY     STRATEGY      STRATEGY       STRATEGY      STRATEGY
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares..   $        --   $        --   $       --   $         367   $      --
Expenses:
   Mortality and expense risk fees .......................             2           127           --              55          --
---------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................            (2)         (127)          --             312          --
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ....................................      (765,371)      440,068      (16,943)       (685,480)   (533,700)
   Net realized short-term capital gain distributions from
     investments in portfolio shares .....................            --            --           --              --          --
   Net realized long-term capital gain distributions from
     investments in portfolio shares .....................            --            --           --              --          --
---------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................      (765,371)      440,068      (16,943)       (685,480)   (533,700)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................        26,175       (17,677)      11,866             102      20,604
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................   $  (739,198)  $   422,264   $   (5,077)  $    (685,066)  $(513,096)
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                              -------------------------------------------------------------------
                                                                            INVERSE                                     INVERSE
                                                               INVERSE     GOVERNMENT      INVERSE       INVERSE        RUSSELL
                                                                DOW 2X      LONG BOND      MID-CAP    NASDAQ-100(R)     2000(R)
                                                               STRATEGY     STRATEGY      STRATEGY       STRATEGY      STRATEGY
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $        (2)  $      (127)  $       --   $         312   $       --
   Net realized gain (loss) on investments in portfolio
     shares ..............................................      (765,371)      440,068      (16,943)       (685,480)    (533,700)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares .....................        26,175       (17,677)      11,866             102       20,604
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................      (739,198)      422,264       (5,077)       (685,066)    (513,096)
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...           229        25,983            2             152       12,537
   Contract redemptions ..................................      (120,348)     (114,219)        (976)        (98,748)    (103,382)
   Net transfers .........................................     1,364,393     4,848,298      (84,712)      1,130,808      766,233
---------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..............................     1,244,274     4,760,062      (85,686)      1,032,212      675,388
---------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............       505,076     5,182,326      (90,763)        347,146      162,292
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................       497,155       482,525      103,929         161,701      367,200
---------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................   $ 1,002,231   $ 5,664,851   $   13,166   $     508,847   $  529,492
=================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
                                                RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
 INVERSE                                                              MULTI-CAP        MULTI
 S&P 500       JAPAN 2X                    MANAGED     MID CAP 1.5X      CORE          HEDGE                        NASDAQ-100(R)
 STRATEGY    STRATEGY (x)*    LEISURE      FUTURES       STRATEGY       EQUITY    STRATEGIES (y)*   NASDAQ-100(R)    2X STRATEGY
----------------------------------------------------------------------------------------------------------------------------------
$       --   $         335   $      --   $        --   $      1,150   $      --   $        13,598   $          --   $          --

        75              --          36            --            188          --                --             564              53
----------------------------------------------------------------------------------------------------------------------------------
       (75)            335         (36)           --            962          --            13,598            (564)            (53)
----------------------------------------------------------------------------------------------------------------------------------

  (733,149)         30,209     (12,146)     (121,902)       256,767      (7,848)         (133,258)        635,056       1,811,009

        --              --          --            --             --          --                --              --              --

        --              --          --            --             --          --                --              --              --
----------------------------------------------------------------------------------------------------------------------------------
  (733,149)         30,209     (12,146)     (121,902)       256,767      (7,848)         (133,258)        635,056       1,811,009
----------------------------------------------------------------------------------------------------------------------------------

    23,849          (5,369)      3,596         9,364        (10,953)     12,033            78,292         104,535          35,846
----------------------------------------------------------------------------------------------------------------------------------
$ (709,375)  $      25,175   $  (8,586)  $  (112,538)  $    246,776   $   4,185   $       (41,368)  $     739,027   $   1,846,802
==================================================================================================================================

==================================================================================================================================
                                                RYDEX VARIABLE TRUST (CONTINUED)
----------------------------------------------------------------------------------------------------------------------------------
 INVERSE                                                              MULTI-CAP        MULTI
 S&P 500       JAPAN 2X                    MANAGED     MID CAP 1.5X      CORE          HEDGE                        NASDAQ-100(R)
 STRATEGY    STRATEGY (x)*    LEISURE      FUTURES       STRATEGY       EQUITY    STRATEGIES (y)*   NASDAQ-100(R)    2X STRATEGY
----------------------------------------------------------------------------------------------------------------------------------
$      (75)  $         335   $     (36)  $        --   $        962   $      --   $        13,598   $        (564)  $         (53)
  (733,149)         30,209     (12,146)     (121,902)       256,767      (7,848)         (133,258)        635,056       1,811,009

    23,849          (5,369)      3,596         9,364        (10,953)     12,033            78,292         104,535          35,846
----------------------------------------------------------------------------------------------------------------------------------
  (709,375)         25,175      (8,586)     (112,538)       246,776       4,185           (41,368)        739,027       1,846,802
----------------------------------------------------------------------------------------------------------------------------------

    28,909           7,796           1       330,732           (502)         --            19,506          46,730          18,028
  (160,015)         (4,903)    (20,764)     (101,120)       (37,054)        (54)          (33,320)       (124,454)        (78,967)
   891,359        (136,921)     23,699      (126,233)       (74,496)    (11,727)           35,891       1,263,325      (1,463,545)
----------------------------------------------------------------------------------------------------------------------------------

   760,253        (134,028)      2,936       103,379       (112,052)    (11,781)           22,077       1,185,601      (1,524,484)
----------------------------------------------------------------------------------------------------------------------------------
    50,878        (108,853)     (5,650)       (9,159)       134,724      (7,596)          (19,291)      1,924,628         322,318
----------------------------------------------------------------------------------------------------------------------------------
   892,888         274,455      71,790     2,171,047        461,791      20,651         1,259,109         329,070       2,857,146
----------------------------------------------------------------------------------------------------------------------------------
$  943,766   $     165,602   $  66,140   $ 2,161,888   $    596,515   $  13,055   $     1,239,818   $   2,253,698   $   3,179,464
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ---------------------------------------------------------------------
                                                                                                                       RUSSELL
                                                                            PRECIOUS       REAL                     2000(R) 1.5X
                                                                NOVA         METALS       ESTATE       RETAILING      STRATEGY
---------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ............................................   $    11,424   $        --   $    36,196   $        --   $         --
Expenses:
   Mortality and expense risk fees ......................            68            22            --            --            175
---------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................        11,356           (22)       36,196            --           (175)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................       177,044     1,671,796        33,952        74,445         107,150
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..............            --            --            --            --             --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..............            --            --            --            --             --
         Net realized gain (loss) on investments in
            portfolio shares ............................       177,044     1,671,796        33,952        74,445        107,150
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ...................        16,898      (872,295)      (35,066)       (4,358)       (16,756)
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................   $   205,298   $   799,479   $    35,082   $    70,087   $     90,219
=================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                            ---------------------------------------------------------------------
                                                                                                                       RUSSELL
                                                                            PRECIOUS       REAL                     2000(R) 1.5X
                                                               NOVA          METALS       ESTATE       RETAILING      STRATEGY
---------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $    11,356   $       (22)  $    36,196   $        --   $       (175)
   Net realized gain (loss) on investments in
      portfolio shares ..................................       177,044     1,671,796        33,952        74,445        107,150
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ............................................        16,898      (872,295)      (35,066)       (4,358)       (16,756)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .....................................       205,298       799,479        35,082        70,087         90,219
---------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..           296       114,463        19,456            38              2
   Contract redemptions .................................       (11,025)     (431,195)      (22,543)       (9,239)       (32,428)
   Net transfers ........................................     1,000,625       418,116       372,557       (99,570)      (543,143)
---------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..................       989,896       101,384       369,470      (108,771)      (575,569)
---------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........     1,195,194       900,863       404,552       (38,684)      (485,350)
---------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................       298,724     2,415,271       445,455        52,813        563,903
---------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...................   $ 1,493,918   $ 3,316,134   $   850,007   $    14,129   $     78,553
=================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=================================================================================================================================
                                                RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                             S&P            S&P           S&P            S&P
  RUSSELL                     S&P 500        S&P 500        MIDCAP         MIDCAP       SMALLCAP      SMALLCAP     STRENGTHENING
2000(R) 2X    S&P 500 2X        PURE          PURE         400 PURE       400 PURE      600 PURE       600 PURE      DOLLAR 2X
 STRATEGY      STRATEGY      GROWTH (z)*   VALUE (aa)*   GROWTH (ab)*   VALUE (ac)*   GROWTH (ad)*   VALUE (ae)*     STRATEGY
---------------------------------------------------------------------------------------------------------------------------------
$       42   $     29,471   $         --   $    11,117   $         --   $    13,678   $         --   $    14,173   $          --

        --             36             --           445             --            --             --            37              --
---------------------------------------------------------------------------------------------------------------------------------
        42         29,435             --        10,672             --        13,678             --        14,136              --
---------------------------------------------------------------------------------------------------------------------------------

    208,510     1,066,282        196,648       209,459        273,938       351,163        259,326       446,723        (609,126)

        --             --             --            --             --            --             --            --          97,510

        --             --             --            --             --            --             --            --         179,982
---------------------------------------------------------------------------------------------------------------------------------
   208,510      1,066,282        196,648       209,459        273,938       351,163        259,326       446,723        (331,634)
---------------------------------------------------------------------------------------------------------------------------------

   (50,468)      (135,836)       (33,278)       16,418         10,164         5,016        (43,227)     (100,903)         76,125
---------------------------------------------------------------------------------------------------------------------------------
$  158,084   $    959,881   $    163,370   $   236,549   $    284,102   $   369,857   $    216,099   $   359,956   $    (255,509)
=================================================================================================================================

=================================================================================================================================
                                                RYDEX VARIABLE TRUST (CONTINUED)
---------------------------------------------------------------------------------------------------------------------------------
                                                             S&P            S&P           S&P           S&P
  RUSSELL                     S&P 500        S&P 500        MIDCAP         MIDCAP       SMALLCAP      SMALLCAP     STRENGTHENING
2000(R) 2X    S&P 500 2X        PURE          PURE         400 PURE       400 PURE      600 PURE       600 PURE      DOLLAR 2X
 STRATEGY      STRATEGY      GROWTH (z)*   VALUE (aa)*   GROWTH (ab)*   VALUE (ac)*   GROWTH (ad)*   VALUE (ae)*     STRATEGY
---------------------------------------------------------------------------------------------------------------------------------
$       42   $     29,435   $         --   $    10,672   $         --   $    13,678   $         --   $    14,136   $          --
   208,510      1,066,282        196,648       209,459        273,938       351,163        259,326       446,723        (331,634)

   (50,468)      (135,836)       (33,278)       16,418         10,164         5,016        (43,227)     (100,903)         76,125
---------------------------------------------------------------------------------------------------------------------------------
   158,084        959,881        163,370       236,549        284,102       369,857        216,099       359,956        (255,509)
---------------------------------------------------------------------------------------------------------------------------------

    77,932          6,433         61,969        54,579         52,802        43,968         57,573       111,163           1,033
   (14,859)      (623,083)       (40,605)      (33,182)       (43,378)      (50,912)       (63,273)      (55,595)        (51,261)
  (349,438)     4,313,976        175,338     1,363,904      1,258,392       957,056        387,787       239,521        (113,156)
---------------------------------------------------------------------------------------------------------------------------------

  (286,365)     3,697,326        196,702     1,385,301      1,267,816       950,112        382,087       295,089        (163,384)
---------------------------------------------------------------------------------------------------------------------------------
  (128,281)     4,657,207        360,072     1,621,850      1,551,918     1,319,969        598,186       655,045        (418,893)
---------------------------------------------------------------------------------------------------------------------------------
   687,390        689,434      1,443,773       339,071        377,019       310,086      2,081,966       594,389         777,079
---------------------------------------------------------------------------------------------------------------------------------
$  559,109   $  5,346,641   $  1,803,845   $ 1,960,921   $  1,928,937   $ 1,630,055   $  2,680,152   $ 1,249,434   $     358,186
=================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=============================================================================================================================
                                                                       RYDEX VARIABLE TRUST (CONTINUED)
                                                  ---------------------------------------------------------------------------
                                                                                                     U.S.
                                                                                                  GOVERNMENT
                                                                    TELE-                           MONEY
                                                  TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION      MARKET        UTILITIES
-----------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ........................   $       --   $        2,521   $        1,104   $     17,357   $     30,388
Expenses:
   Mortality and expense risk fees ............          446               11              342          1,744              3
-----------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ......         (446)           2,510              762         15,613         30,385
-----------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
   in portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares .........      310,356           23,364          (19,716)            --        (83,229)
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ........................           --               --               --             --             --
   Net realized long-term capital gain
      distributions from investments in
      portfolio shares ........................           --               --               --             --             --
-----------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on
            investments in portfolio shares ...      310,356           23,364          (19,716)            --        (83,229)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in
   portfolio shares ...........................       33,600              450           46,333             --        (12,277)
-----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets from operations ............   $  343,510   $       26,324   $       27,379   $     15,613   $    (65,121)
=============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

=============================================================================================================================
                                                                       RYDEX VARIABLE TRUST (CONTINUED)
                                                  ---------------------------------------------------------------------------
                                                                                                     U.S.
                                                                                                  GOVERNMENT
                                                                    TELE-                           MONEY
                                                  TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION      MARKET        UTILITIES
-----------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............   $     (446)  $      2,510     $          762   $     15,613   $     30,385
   Net realized gain (loss) on investments
      in portfolio shares .....................      310,356         23,364            (19,716)            --        (83,229)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ........................       33,600            450             46,333             --        (12,277)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ......................      343,510         26,324             27,379         15,613        (65,121)
-----------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) ...............................        8,782             22                 18     33,089,953         59,311
   Contract redemptions .......................      (41,308)       (21,067)           (16,407)    (5,312,516)       (84,378)
   Net transfers ..............................       20,016        (11,960)          (202,443)   (21,120,475)      (816,046)
-----------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions ...      (12,510)       (33,005)          (218,832)     6,656,962       (841,113)
-----------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net
            assets ............................      331,000         (6,681)          (191,453)     6,672,575       (906,234)
-----------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............      322,889         88,782            327,781     28,535,007      1,465,441
-----------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........   $  653,889   $     82,101     $      136,328   $ 35,207,582   $    559,207
=============================================================================================================================

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
  RYDEX
 VARIABLE                                                                                                        T. ROWE
  TRUST                                                                                                         PRICE FIXED
(CONTINUED)                      SELIGMAN PORTFOLIOS                       T. ROWE PRICE EQUITY SERIES         INCOME SERIES
-----------   ----------------------------------------------------   ---------------------------------------   --------------
 WEAKENING    COMMUNICATIONS                             SMALLER-
  DOLLAR           AND          GLOBAL      LARGE-CAP      CAP        BLUE CHIP      EQUITY        HEALTH      LIMITED-TERM
2X STRATEGY   INFORMATION      TECHNOLOGY     VALUE       VALUE       GROWTH II     INCOME II    SCIENCES II     BOND II
-----------------------------------------------------------------------------------------------------------------------------
$       257   $           --   $       --   $   2,381   $       --   $        --   $    68,522   $        --   $      78,460

         --              212           24          --           --            --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------
        257             (212)         (24)      2,381           --            --        68,522            --          78,460
-----------------------------------------------------------------------------------------------------------------------------

     78,753          (41,396)      32,558      (7,533)     (56,901)     (678,422)   (1,101,657)     (415,882)         62,059

         --               --           --          --           --            --            --            --              --

         --               --           --      17,374        2,114            --            --            --              --
-----------------------------------------------------------------------------------------------------------------------------
     78,753          (41,396)      32,558       9,841      (54,787)     (678,422)   (1,101,657)     (415,882)         62,059
-----------------------------------------------------------------------------------------------------------------------------

     (8,754)         334,961      110,162      19,674       41,191     2,204,633     1,931,113       621,818          12,362
-----------------------------------------------------------------------------------------------------------------------------
$    70,256   $      293,353   $  142,696   $  31,896   $  (13,596)  $ 1,526,211   $   897,978   $   205,936   $     152,881
=============================================================================================================================

=============================================================================================================================
  RYDEX
 VARIABLE                                                                                                        T. ROWE
  TRUST                                                                                                         PRICE FIXED
(CONTINUED)                      SELIGMAN PORTFOLIOS                       T. ROWE PRICE EQUITY SERIES         INCOME SERIES
-----------   ----------------------------------------------------   ---------------------------------------   --------------
 WEAKENING    COMMUNICATIONS                             SMALLER-
  DOLLAR           AND           GLOBAL     LARGE-CAP      CAP        BLUE CHIP      EQUITY        HEALTH      LIMITED-TERM
2X STRATEGY    INFORMATION     TECHNOLOGY     VALUE       VALUE       GROWTH II     INCOME II    SCIENCES II     BOND II
-----------------------------------------------------------------------------------------------------------------------------
$       257   $         (212)  $      (24)  $   2,381   $       --   $        --   $    68,522   $        --   $      78,460
     78,753          (41,396)      32,558       9,841      (54,787)     (678,422)   (1,101,657)     (415,882)         62,059

     (8,754)         334,961      110,162      19,674       41,191     2,204,633     1,931,113       621,818          12,362
-----------------------------------------------------------------------------------------------------------------------------
     70,256          293,353      142,696      31,896      (13,596)    1,526,211       897,978       205,936         152,881
-----------------------------------------------------------------------------------------------------------------------------

    111,822           29,973       30,253      55,362           (1)      216,716       170,342        45,352         282,126
     (9,846)        (143,688)     (15,419)       (261)        (466)     (384,017)     (238,386)     (133,857)       (299,499)
   (250,958)         256,691      398,033     (14,203)    (310,523)     (170,607)     (611,824)     (341,462)      1,142,965
-----------------------------------------------------------------------------------------------------------------------------

   (148,982)         142,976      412,867      40,898     (310,990)     (337,908)     (679,868)     (429,967)      1,125,592
-----------------------------------------------------------------------------------------------------------------------------
    (78,726)         436,329      555,563      72,794     (324,586)    1,188,303       218,110      (224,031)      1,278,473
-----------------------------------------------------------------------------------------------------------------------------
    505,265          396,569       77,486     100,467      422,257     3,718,715     4,076,615     1,280,083       1,038,648
-----------------------------------------------------------------------------------------------------------------------------
$   426,539   $      832,898   $  633,049   $ 173,261   $   97,671   $ 4,907,018   $ 4,294,725   $ 1,056,052   $   2,317,121
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                           THIRD
                                                           AVENUE
                                                          VARIABLE
                                                        SERIES TRUST                  VAN ECK WORLDWIDE INSURANCE TRUST
                                                        ------------   -------------------------------------------------------------
                                                                                                                       MULTI-
                                                                                       EMERGING       HARD             MANAGER
                                                            VALUE        BOND          MARKETS       ASSETS      ALTERNATIVES (af)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares ........................................   $         --   $    96,572   $     1,439   $     7,344   $            2,320
Expenses:
   Mortality and expense risk fees ..................            502           119         1,130            21                   66
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ............           (502)       96,453           309         7,323                2,254
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...............     (2,884,425)      (72,382)      809,076    (1,368,682)              53,193
   Net realized short-term capital gain
      distributions from investments in
      portfolio shares ..............................             --            --            --            --               48,717
   Net realized long-term capital gain
      distributions from investments in portfolio
      shares ........................................        870,471            --        58,157        14,564                   --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares .....................     (2,013,954)      (72,382)      867,233    (1,354,118)             101,910
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio
   shares ...........................................      3,368,297        91,884       771,414     2,706,922               75,296
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations .........................   $  1,353,841   $   115,955   $ 1,638,956   $ 1,360,127   $          179,460
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

====================================================================================================================================
                                                           THIRD
                                                           AVENUE
                                                          VARIABLE
                                                        SERIES TRUST                  VAN ECK WORLDWIDE INSURANCE TRUST
                                                        ------------   -------------------------------------------------------------
                                                                                                                      MULTI-
                                                                                      EMERGING       HARD            MANAGER
                                                           VALUE         BOND         MARKETS       ASSETS       ALTERNATIVES (af)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................   $       (502)  $    96,453   $       309   $     7,323   $            2,254
   Net realized gain (loss) on investments in
      portfolio shares ..............................     (2,013,954)      (72,382)      867,233    (1,354,118)             101,910
   Net change in unrealized appreciation
      (depreciation) of investments in portfolio
      shares ........................................      3,368,297        91,884       771,414     2,706,922               75,296
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .................................      1,353,841       115,955     1,638,956     1,360,127              179,460
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
      breakage) .....................................        255,991         9,778       861,843       461,111               38,435
   Contract redemptions .............................       (615,642)     (139,218)     (118,653)     (346,424)             (87,328)
   Net transfers ....................................       (804,790)     (349,291)    2,838,242       403,411              869,173
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ..............     (1,164,441)     (478,731)    3,581,432       518,098              820,280
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......        189,400      (362,776)    5,220,388     1,878,225              999,740
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................      4,044,796     2,473,354       483,624     2,278,507              528,084
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...............   $  4,234,196   $ 2,110,578   $ 5,704,012   $ 4,156,732   $        1,527,824
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================================
  VAN ECK
 WORLDWIDE
 INSURANCE
   TRUST
(CONTINUED)                                            VANGUARD VARIABLE INSURANCE FUND
------------   --------------------------------------------------------------------------------------------------------------
                                                                        HIGH                                     SHORT-TERM
   REAL                      CAPITAL     DIVERSIFIED     EQUITY         YIELD                        REIT        INVESTMENT
ESTATE (ag)*   BALANCED      GROWTH         VALUE        INDEX       BOND (ah)*   INTERNATIONAL   INDEX (ah)*      GRADE
-----------------------------------------------------------------------------------------------------------------------------
$         --   $   5,953   $     3,556   $    15,013   $    45,213   $       --   $      27,115   $        --   $    164,655

         209          --            --            --            --           --              --            --             --
-----------------------------------------------------------------------------------------------------------------------------
        (209)      5,953         3,556        15,013        45,213           --          27,115            --        164,655
-----------------------------------------------------------------------------------------------------------------------------

    (458,319)      1,685      (125,492)       (2,969)     (427,362)          --        (104,469)          736         (3,277)

          --          --            --            --            --           --              --            --             --

          --          --        26,117            --        31,649           --              --            --         19,969
-----------------------------------------------------------------------------------------------------------------------------
    (458,319)      1,685       (99,375)       (2,969)     (395,713)          --        (104,469)          736         16,692
-----------------------------------------------------------------------------------------------------------------------------

     888,770      26,013       166,085        96,794       757,268        1,147         410,770         9,001        332,762
-----------------------------------------------------------------------------------------------------------------------------
$    430,242   $  33,651   $    70,266   $   108,838   $   406,768   $    1,147   $     333,416   $     9,737   $    514,109
=============================================================================================================================

=============================================================================================================================
 VAN ECK
WORLDWIDE
INSURANCE
  TRUST
(CONTINUED)                                            VANGUARD VARIABLE INSURANCE FUND
------------   --------------------------------------------------------------------------------------------------------------
                                                                       HIGH                                      SHORT-TERM
   REAL                      CAPITAL     DIVERSIFIED     EQUITY        YIELD                         REIT        INVESTMENT
ESTATE (ag)*   BALANCED      GROWTH         VALUE         INDEX      BOND (ah)*   INTERNATIONAL   INDEX (ah)*      GRADE
-----------------------------------------------------------------------------------------------------------------------------
$       (209)  $   5,953   $     3,556   $    15,013   $    45,213   $       --   $      27,115   $        --   $    164,655
    (458,319)      1,685       (99,375)       (2,969)     (395,713)          --        (104,469)          736         16,692

     888,770      26,013       166,085        96,794       757,268        1,147         410,770         9,001        332,762
-----------------------------------------------------------------------------------------------------------------------------
     430,242      33,651        70,266       108,838       406,768        1,147         333,416         9,737        514,109
-----------------------------------------------------------------------------------------------------------------------------

      13,694      38,881            (1)       24,713        53,062           --         148,763            --        493,665
     (35,102)     (1,770)         (989)         (907)      (31,890)         (31)       (203,465)      (12,547)       (90,251)
  (1,404,805)     (8,678)      (99,725)       36,400      (297,642)     170,006         450,516       272,227      1,706,102
-----------------------------------------------------------------------------------------------------------------------------

  (1,426,213)     28,433      (100,715)       60,206      (276,470)     169,975         395,814       259,680      2,109,516
-----------------------------------------------------------------------------------------------------------------------------
    (995,971)     62,084       (30,449)      169,044       130,298      171,122         729,230       269,417      2,623,625
-----------------------------------------------------------------------------------------------------------------------------
     995,971      93,904       478,760       318,717     2,188,454           --         588,510            --      2,024,319
-----------------------------------------------------------------------------------------------------------------------------
$         --   $ 155,988   $   448,311   $   487,761   $ 2,318,752   $  171,122   $   1,317,740   $   269,417   $  4,647,944
=============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===============================================================================================================================
                                                                           VANGUARD VARIABLE                 WELLS FARGO
                                                                      INSURANCE FUND (CONTINUED)         ADVANTAGE VT FUNDS
                                                                  ----------------------------------   ------------------------
                                                                                TOTAL       TOTAL
                                                                   SMALL        BOND        STOCK
                                                                  COMPANY      MARKET      MARKET
                                                                   GROWTH       INDEX       INDEX      DISCOVERY   OPPORTUNITY
-------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ......   $  1,499   $   94,850   $   29,627   $      --   $        --
Expenses:
   Mortality and expense risk fees ............................         --           --           --       2,075           492
-------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) .........................      1,499       94,850       29,627      (2,075)         (492)
-------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .........................................    (13,562)      14,489       (4,536)    (19,556)      (73,799)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ..........................         --           --        4,912          --            --
   Net realized long-term capital gain distributions from
     investments in portfolio shares ..........................         --           --       54,575          --            --
-------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in portfolio
        shares ................................................    (13,562)      14,489       54,951     (19,556)      (73,799)
-------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ............................     97,090       15,625      389,563     146,777       210,622
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations ...   $ 85,027   $  124,964   $  474,141   $ 125,146   $   136,331
===============================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2009

===============================================================================================================================
                                                                           VANGUARD VARIABLE                  WELLS FARGO
                                                                      INSURANCE FUND (CONTINUED)          ADVANTAGE VT FUNDS
                                                                 -----------------------------------   ------------------------
                                                                                TOTAL       TOTAL
                                                                   SMALL        BOND        STOCK
                                                                  COMPANY      MARKET      MARKET
                                                                   GROWTH       INDEX       INDEX      DISCOVERY   OPPORTUNITY
 -------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ............................   $  1,499   $   94,850   $   29,627   $  (2,075)  $      (492)
   Net realized gain (loss) on investments in portfolio
      shares ..................................................    (13,562)      14,489       54,951     (19,556)      (73,799)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ......................     97,090       15,625      389,563     146,777       210,622
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ...........................................     85,027      124,964      474,141     125,146       136,331
-------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ........     86,644      246,182      393,580      46,396        14,943
   Contract redemptions .......................................     (9,829)      (6,060)    (942,951)    (39,302)      (17,078)
   Net transfers ..............................................    357,512    1,227,356      706,903      34,898       104,779
-------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions .................................    434,327    1,467,478      157,532      41,992       102,644
-------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ................    519,354    1,592,442      631,673     167,138       238,975
-------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...............................     63,838    2,057,546      891,464     310,810       225,034
-------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .........................   $583,192   $3,649,988   $1,523,137   $ 477,948   $   464,009
===============================================================================================================================

============================
 WELLS FARGO
 ADVANTAGE
  VT FUNDS
 (CONTINUED)
-------------

  SMALL-MID
    CAP          COMBINED
   VALUE          TOTAL
----------------------------
 $        91   $ 12,791,070

          --         31,571
----------------------------
          91     12,759,499
----------------------------

       2,204    (13,570,647)

          --      2,517,426

          --      3,981,216
----------------------------
       2,204     (7,072,005)
----------------------------

      20,135     72,028,001
----------------------------
 $    22,430   $ 77,715,495
============================

============================
 WELLS FARGO
  ADVANTAGE
  VT FUNDS
 (CONTINUED)
-------------
   SMALL-MID
     CAP         COMBINED
    VALUE         TOTAL
----------------------------
$         91   $ 12,759,499
       2,204     (7,072,005)

      20,135     72,028,001
----------------------------
      22,430     77,715,495
----------------------------

      15,157    131,208,148
      (4,989)   (49,051,466)
     716,388          7,253
----------------------------

     726,556     82,163,935
----------------------------
     748,986    159,879,430
----------------------------
       3,243    364,378,530
----------------------------
$    752,229   $524,257,960
============================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                   AIM VARIABLE INSURANCE FUNDS
                                                                --------------------------------------------------------------------
                                                                                                                          GLOBAL
                                                                   BASIC        CAPITAL        CORE        FINANCIAL      HEALTH
                                                                   VALUE      DEVELOPMENT     EQUITY       SERVICES        CARE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $       669   $        --   $    34,487   $       588   $        --
Expenses:
   Mortality and expense and administrative fees ............            --            --            --            --           139
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................           669            --        34,487           588          (139)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...................................        (9,969)          (69)      (67,851)      (12,693)     (135,203)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ..................         2,548           115            --            72         2,035
   Net realized long-term capital gain distributions
      from investments in portfolio shares ..................        23,439           919            --         1,620         7,044
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ................................        16,018           965       (67,851)      (11,001)     (126,124)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .......................       (99,359)       (4,342)     (128,761)      (10,304)      (20,532)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations .................................   $   (82,672)  $    (3,377)  $  (162,125)  $   (20,717)  $  (146,795)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                   AIM VARIABLE INSURANCE FUNDS
                                                                --------------------------------------------------------------------
                                                                                                                          GLOBAL
                                                                   BASIC        CAPITAL        CORE        FINANCIAL      HEALTH
                                                                   VALUE      DEVELOPMENT     EQUITY       SERVICES        CARE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $       669   $        --   $    34,487   $       588   $      (139)
   Net realized gain (loss) on investments in
      portfolio shares ......................................        16,018           965       (67,851)      (11,001)     (126,124)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ....................       (99,359)       (4,342)     (128,761)      (10,304)      (20,532)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations .........................................       (82,672)       (3,377)     (162,125)      (20,717)     (146,795)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......            --         7,888        93,028        18,898         6,063
   Contract redemptions .....................................        (8,226)          (14)      (23,428)       (3,044)       (1,371)
   Net transfers ............................................       168,285           683     1,189,718        13,280        25,127
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ......................       160,059         8,557     1,259,318        29,134        29,819
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............        77,387         5,180     1,097,193         8,417      (116,976)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................       191,557            --       113,320         4,166       159,192
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .......................   $   268,944   $     5,180   $ 1,210,513   $    12,583   $    42,216
====================================================================================================================================

* See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                     AIM VARIABLE INSURANCE FUNDS (CONTINUED)                                  THE ALGER PORTFOLIOS (aq)*
----------------------------------------------------------------------------------   -----------------------------------------------
  GLOBAL                                                      MID
   REAL       GOVERNMENT       HIGH      INTERNATIONAL     CAP CORE                       CAPITAL         LARGECAP       MIDCAP
  ESTATE      SECURITIES       YIELD        GROWTH          EQUITY     TECHNOLOGY    APPRECIATION (a)*   GROWTH (b)*     GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$   159,829   $   61,518   $   117,993   $       6,783   $     5,983   $        --   $              --   $     2,264   $      1,359

      3,051           --            50              --            --            --               1,066           484          1,913
------------------------------------------------------------------------------------------------------------------------------------
    156,778       61,518       117,943           6,783         5,983            --              (1,066)        1,780           (554)
------------------------------------------------------------------------------------------------------------------------------------

 (1,229,071)      10,609      (356,746)         44,373      (174,865)     (286,458)           (546,915)      (90,218)      (670,900)

     31,675           --            --           1,168         5,887            --                  --            --        248,965

    215,341           --            --          15,233        47,070            --                  --            --         33,368
------------------------------------------------------------------------------------------------------------------------------------
   (982,055)      10,609      (356,746)         60,774      (121,908)     (286,458)           (546,915)      (90,218)      (388,567)
------------------------------------------------------------------------------------------------------------------------------------

   (613,011)      30,894       154,498        (390,180)      (83,526)       (1,025)           (423,653)     (611,595)      (310,149)
------------------------------------------------------------------------------------------------------------------------------------
$(1,438,288)  $  103,021   $   (84,305)  $    (322,623)  $  (199,451)  $  (287,483)  $        (971,634)  $  (700,033)  $   (699,270)
====================================================================================================================================

====================================================================================================================================
                  AIM VARIABLE INSURANCE FUNDS (CONTINUED)                                     THE ALGER PORTFOLIOS (aq)*
----------------------------------------------------------------------------------   -----------------------------------------------
  GLOBAL                                                    MID
   REAL       GOVERNMENT      HIGH       INTERNATIONAL    CAP CORE                        CAPITAL         LARGECAP        MIDCAP
  ESTATE      SECURITIES      YIELD         GROWTH         EQUITY      TECHNOLOGY    APPRECIATION (a)*   GROWTH (b)*      GROWTH
------------------------------------------------------------------------------------------------------------------------------------
$   156,778   $   61,518   $   117,943   $       6,783   $     5,983   $        --   $          (1,066)  $     1,780   $       (554)
   (982,055)      10,609      (356,746)         60,774      (121,908)     (286,458)           (546,915)      (90,218)      (388,567)

   (613,011)      30,894       154,498        (390,180)      (83,526)       (1,025)           (423,653)     (611,595)      (310,149)
------------------------------------------------------------------------------------------------------------------------------------
 (1,438,288)     103,021       (84,305)       (322,623)     (199,451)     (287,483)           (971,634)     (700,033)      (699,270)
------------------------------------------------------------------------------------------------------------------------------------
    536,224      838,234        17,320          90,239        68,376            --             139,869       188,305         79,946
   (113,917)     (30,910)      (70,448)        (52,803)      (44,832)      (20,946)           (119,432)      (46,226)       (92,161)
    129,904    1,239,317     4,682,391       1,149,630       176,818       288,022          (4,182,766)     (256,781)    (2,618,306)
------------------------------------------------------------------------------------------------------------------------------------

    552,211    2,046,641     4,629,263       1,187,066       200,362       267,076          (4,162,329)     (114,702)    (2,630,521)
------------------------------------------------------------------------------------------------------------------------------------
   (886,077)   2,149,662     4,544,958         864,443           911       (20,407)         (5,133,963)     (814,735)    (3,329,791)
------------------------------------------------------------------------------------------------------------------------------------
  2,967,008           --       748,004          12,172       463,179        28,941           5,872,556     1,684,642      3,552,701
------------------------------------------------------------------------------------------------------------------------------------
$ 2,080,931   $2,149,662   $ 5,292,962   $     876,615   $   464,090   $     8,534   $         738,593   $   869,907   $    222,910
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                             THE ALGER
                                                            PORTFOLIOS
                                                               (aq)*
                                                            (CONTINUED)        ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
                                                            -----------   ---------------------------------------------------------
                                                                            GROWTH
                                                             SMALLCAP        AND       INTERNATIONAL   INTERNATIONAL    SMALL CAP
                                                            GROWTH (c)*     INCOME      GROWTH (d)*      VALUE (d)*    GROWTH (d)*
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares .............................................   $        --   $   11,226   $          --   $          --   $        --
Expenses:
   Mortality and expense and administrative fees ........           338           --              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ................          (338)      11,226              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ...............................      (115,385)    (169,147)        (36,946)        (20,613)          (11)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ...............            --       13,037              --              --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ...............         9,789       82,532              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares ............................      (105,596)     (73,578)        (36,946)        (20,613)          (11)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ......................      (262,436)    (136,348)        (54,258)       (247,565)      (12,156)
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ..................................   $  (368,370)  $ (198,700)  $     (91,204)  $    (268,178)  $   (12,167)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                             THE ALGER
                                                            PORTFOLIOS
                                                               (aq)*
                                                            (CONTINUED)        ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND
                                                            -----------   ---------------------------------------------------------
                                                                            GROWTH
                                                             SMALLCAP        AND       INTERNATIONAL   INTERNATIONAL    SMALL CAP
                                                            GROWTH (c)*     INCOME      GROWTH (d)*     VALUE (d)*     GROWTH (d)*
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ......................   $      (338)  $   11,226   $          --   $          --   $        --
   Net realized gain (loss) on investments in portfolio
     shares .............................................      (105,596)     (73,578)        (36,946)        (20,613)          (11)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares ..      (262,436)    (136,348)        (54,258)       (247,565)      (12,156)
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ......................................      (368,370)    (198,700)        (91,204)       (268,178)      (12,167)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ..          (331)      63,877         102,786         284,630        30,454
   Contract redemptions .................................       (26,569)     (20,466)           (145)         (5,980)          (26)
   Net transfers ........................................      (525,032)     (54,998)        103,554         329,344         4,175
-----------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions ............................      (551,932)     (11,587)        206,195         607,994        34,603
-----------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..........      (920,302)    (210,287)        114,991         339,816        22,436
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .........................     1,200,403      456,085              --              --            --
-----------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...................   $   280,101   $  245,798   $     114,991   $     339,816    $   22,436
===================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

============================================================================================================================
 ALLIANCE-
 BERNSTEIN       ALPS
  VARIABLE     VARIABLE
  PRODUCTS     INSURANCE
(CONTINUED)      TRUST                                    AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------   -----------   ------------------------------------------------------------------------------------------------
                LISTED                                                                  LARGE
 SMALL-MID      PRIVATE                     INCOME &     INFLATION                     COMPANY
 CAP VALUE    EQUITY (d)*     BALANCED      GROWTH       PROTECTION   INTERNATIONAL     VALUE        ULTRA         VALUE
----------------------------------------------------------------------------------------------------------------------------
$     1,935   $        --   $    32,757   $    19,887   $    69,173   $      17,677   $     882   $        --   $    26,896

         --            --            --            17           658              26          --            --           393
----------------------------------------------------------------------------------------------------------------------------
      1,935            --        32,757        19,870        68,515          17,651         882            --        26,503
----------------------------------------------------------------------------------------------------------------------------

   (177,732)      (17,891)     (121,771)     (305,268)      (54,341)       (650,431)    (18,953)     (147,566)     (374,038)

      9,155            --        12,062            --            --              --         269            --        59,158

     36,418            --        82,850       119,138            --         207,642         905       176,727        83,633
----------------------------------------------------------------------------------------------------------------------------
   (132,159)      (17,891)      (26,859)     (186,130)      (54,341)       (442,789)    (17,779)       29,161      (231,247)
----------------------------------------------------------------------------------------------------------------------------

   (157,830)           --      (192,364)     (192,910)      (92,950)       (419,747)    (19,124)     (528,918)     (147,698)
----------------------------------------------------------------------------------------------------------------------------
$  (288,054)  $   (17,891)  $  (186,466)  $  (359,170)  $   (78,776)  $    (844,885)  $ (36,021)  $  (499,757)  $  (352,442)
============================================================================================================================

============================================================================================================================
 ALLIANCE-
 BERNSTEIN       ALPS
  VARIABLE     VARIABLE
  PRODUCTS     INSURANCE
(CONTINUED)      TRUST                                    AMERICAN CENTURY VARIABLE PORTFOLIOS
-----------   -----------   ------------------------------------------------------------------------------------------------
                LISTED                                                                  LARGE
 SMALL-MID      PRIVATE                    INCOME &      INFLATION                     COMPANY
 CAP VALUE    EQUITY (d)*     BALANCED      GROWTH       PROTECTION   INTERNATIONAL     VALUE        ULTRA         VALUE
----------------------------------------------------------------------------------------------------------------------------
$     1,935   $        --   $    32,757   $    19,870   $    68,515   $      17,651   $     882   $        --   $    26,503
   (132,159)      (17,891)      (26,859)     (186,130)      (54,341)       (442,789)    (17,779)       29,161      (231,247)

   (157,830)           --      (192,364)     (192,910)      (92,950)       (419,747)    (19,124)     (528,918)     (147,698)
----------------------------------------------------------------------------------------------------------------------------
   (288,054)      (17,891)     (186,466)     (359,170)      (78,776)       (844,885)    (36,021)     (499,757)     (352,442)
----------------------------------------------------------------------------------------------------------------------------

    374,721            --       248,142       117,494       245,696         230,203      28,580        39,529        85,081
    (58,421)          (45)      (52,847)     (118,266)      (65,191)       (143,160)    (26,279)      (55,589)      (20,515)
   (248,138)       17,936      (489,269)      (89,888)      150,645      (1,126,114)     72,461      (298,918)       (1,310)
----------------------------------------------------------------------------------------------------------------------------

     68,162        17,891      (293,974)      (90,660)      331,150      (1,039,071)     74,762      (314,978)       63,256
----------------------------------------------------------------------------------------------------------------------------
   (219,892)           --      (480,440)     (449,830)      252,374      (1,883,956)     38,741      (814,735)     (289,186)
----------------------------------------------------------------------------------------------------------------------------
    886,475            --     1,234,542     1,122,959     1,193,540       2,683,222      29,236     1,357,125     1,258,731
----------------------------------------------------------------------------------------------------------------------------
$   666,583   $        --   $   754,102   $   673,129   $ 1,445,914   $     799,266   $  67,977   $   542,390   $   969,545
============================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                              AMERICAN
                                                               CENTURY
                                                              VARIABLE
                                                             PORTFOLIOS    CREDIT SUISSE
                                                             (CONTINUED)       TRUST               DIREXION INSURANCE TRUST
                                                             -----------   -------------   -----------------------------------------
                                                                             COMMODITY       DYNAMIC      EVOLUTION VP   EVOLUTION
                                                                              RETURN          VP HY         ALL CAP      VP MANAGED
                                                                VISTA        STRATEGY         BOND           EQUITY         BOND
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..............................................   $        --   $       5,031   $    105,731   $         --   $    6,679
Expenses:
   Mortality and expense and administrative fees .........            --              --             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................            --           5,031        105,731             --        6,679
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares ................................       (94,394)         (3,936)      (366,355)       (23,897)      24,223
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............         1,068          14,504             --         19,464           --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............         8,056           7,922             --             --           --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................       (85,270)         18,490       (366,355)        (4,433)      24,223
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................       (49,562)       (190,586)       148,814        (42,492)        (336)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................   $  (134,832)  $    (167,065)  $   (111,810)  $    (46,925)  $   30,566
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                               AMERICAN
                                                               CENTURY
                                                               VARIABLE
                                                              PORTFOLIOS   CREDIT SUISSE
                                                             (CONTINUED)       TRUST              DIREXION INSURANCE TRUST
                                                             -----------   -------------   -----------------------------------------
                                                                             COMMODITY        DYNAMIC     EVOLUTION VP   EVOLUTION
                                                                               RETURN          VP HY        ALL CAP      VP MANAGED
                                                                VISTA         STRATEGY         BOND          EQUITY         BOND
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $        --   $       5,031   $    105,731   $         --   $    6,679
   Net realized gain (loss) on investments in portfolio
      shares .............................................       (85,270)         18,490       (366,355)        (4,433)      24,223
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................       (49,562)       (190,586)       148,814        (42,492)        (336)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ......................................      (134,832)       (167,065)      (111,810)       (46,925)      30,566
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...        28,185         107,716        133,950             --           --
   Contract redemptions ..................................        (4,590)        (40,913)      (161,374)        (1,528)      (1,410)
   Net transfers .........................................      (230,107)         68,512      8,046,257        (22,664)     104,196
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
        owners' transactions .............................      (206,512)        135,315      8,018,833        (24,192)     102,786
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........      (341,344)        (31,750)     7,907,023        (71,117)     133,352
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................       407,857         257,623      3,098,584        182,779       88,035
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ....................   $    66,513   $     225,873   $ 11,005,607   $    111,662   $  221,387
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
 DREYFUS
INVESTMENT                                 DREYFUS VARIABLE
PORTFOLIOS                                  INVESTMENT FUND                        FEDERATED INSURANCE SERIES
-----------                                ----------------   ----------------------------------------------------------------------
  SMALL         DREYFUS
   CAP          SOCIALLY      DREYFUS                                         HIGH
  STOCK       RESPONSIBLE      STOCK         INTERNATIONAL      CAPITAL      INCOME     INTERNATIONAL                    MARKET
  INDEX         GROWTH         INDEX            VALUE          INCOME II     BOND II      EQUITY II     KAUFMANN II  OPPORTUNITY II
------------------------------------------------------------------------------------------------------------------------------------
$    16,583   $       361   $    155,490   $         92,660   $   47,947   $   139,093  $       5,639   $        --  $        1,670

         --            88          1,744              1,710           42            68             --            --              --
------------------------------------------------------------------------------------------------------------------------------------
     16,583           273        153,746             90,950       47,905       139,025          5,639            --           1,670
------------------------------------------------------------------------------------------------------------------------------------

   (413,021)      (11,725)      (581,047)        (1,302,099)     (62,852)     (274,851)       (29,581)      (40,653)         (1,141)

      8,044            --             --            269,819           --            --             --        25,952              --

    278,941            --             --            438,028           --            --             --        57,487              --
------------------------------------------------------------------------------------------------------------------------------------
   (126,036)      (11,725)      (581,047)          (594,252)     (62,852)     (274,851)       (29,581)       42,786         (1,141)
------------------------------------------------------------------------------------------------------------------------------------

   (475,276)      (26,744)    (2,970,125)        (1,348,748)     (81,220)     (202,785)      (494,290)     (471,158)         (3,163)
------------------------------------------------------------------------------------------------------------------------------------
$  (584,729)  $   (38,196)  $ (3,397,426)  $     (1,852,050)  $  (96,167)  $  (338,611) $    (518,232)  $  (428,372) $       (2,634)
====================================================================================================================================

====================================================================================================================================
 DREYFUS
INVESTMENT                                 DREYFUS VARIABLE
PORTFOLIOS                                  INVESTMENT FUND                        FEDERATED INSURANCE SERIES
-----------                                ----------------   ----------------------------------------------------------------------
  SMALL         DREYFUS
   CAP         SOCIALLY       DREYFUS                                         HIGH
  STOCK       RESPONSIBLE      STOCK         INTERNATIONAL      CAPITAL      INCOME     INTERNATIONAL                    MARKET
  INDEX         GROWTH         INDEX            VALUE          INCOME II     BOND II      EQUITY II     KAUFMANN II  OPPORTUNITY II
------------------------------------------------------------------------------------------------------------------------------------
$    16,583   $       273   $    153,746   $         90,950   $   47,905   $   139,025  $       5,639   $        --  $        1,670
   (126,036)      (11,725)      (581,047)          (594,252)     (62,852)     (274,851)       (29,581)       42,786          (1,141)

   (475,276)      (26,744)    (2,970,125)        (1,348,748)     (81,220)     (202,785)      (494,290)     (471,158)         (3,163)
------------------------------------------------------------------------------------------------------------------------------------
   (584,729)      (38,196)    (3,397,426)        (1,852,050)     (96,167)     (338,611)      (518,232)     (428,372)         (2,634)
------------------------------------------------------------------------------------------------------------------------------------

     89,114       106,734      1,103,328            553,412       99,974        81,216         20,918       151,029           1,488
   (123,290)      (31,055)      (484,957)          (311,615)     (84,709)      (94,101)        (6,815)      (12,778)         (2,251)
   (231,183)      (20,444)    (2,337,626)        (1,474,686)    (372,365)      263,792        114,026       534,225         248,253
------------------------------------------------------------------------------------------------------------------------------------

   (265,359)       55,235     (1,719,255)        (1,232,889)    (357,100)      250,907        128,129       672,476         247,490
------------------------------------------------------------------------------------------------------------------------------------
   (850,088)       17,039     (5,116,681)        (3,084,939)    (453,267)      (87,704)      (390,103)      244,104         244,856
------------------------------------------------------------------------------------------------------------------------------------
  2,057,667        52,083     10,478,895          5,773,172      769,669     1,514,324      1,096,237       468,528          81,819
------------------------------------------------------------------------------------------------------------------------------------
$ 1,207,579   $    69,122   $  5,362,214   $      2,688,233   $  316,402   $ 1,426,620  $     706,134   $   712,632  $      326,675
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                       FIRST EAGLE
                                                                 FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (d)*      VARIABLE
                                                                          (IBBOTSON ETF ASSET  ALLOCATION)                FUNDS
                                                                ---------------------------------------------------   --------------
                                                                                                            INCOME
                                                                  BALANCED     CONSERVATIVE    GROWTH     & GROWTH    OVERSEAS (e)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ....   $        440   $         --   $      49   $      --   $       3,321
Expenses:
   Mortality and expense and administrative fees ............             --             --          --          --              --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ....................            440             --          49          --           3,321
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .......................................       (363,904)        (3,200)    (12,118)     (3,049)            (26)
   Net realized short-term capital gain distributions from
     investments in portfolio shares ........................             89             28           5           2             676
   Net realized long-term capital gain distributions from
     investments in portfolio shares ........................              8             --           1          --          26,196
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
           portfolio shares .................................       (363,807)        (3,172)    (12,112)     (3,047)         26,846
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ..........................        (94,218)       (11,833)     (2,422)     (3,566)        (13,677)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations .......................................   $   (457,585)  $    (15,005)  $ (14,485)  $  (6,613)  $      16,490
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                       FIRST EAGLE
                                                                 FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (d)*       VARIABLE
                                                                          (IBBOTSON ETF ASSET ALLOCATION)                 FUNDS
                                                                ---------------------------------------------------   --------------
                                                                                                           INCOME
                                                                  BALANCED     CONSERVATIVE    GROWTH     & GROWTH    OVERSEAS (e)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..........................   $        440   $         --   $      49   $      --   $       3,321
   Net realized gain (loss) on investments in portfolio
     shares .................................................       (363,807)        (3,172)    (12,112)     (3,047)         26,846
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares ........................        (94,218)       (11,833)     (2,422)     (3,566)        (13,677)
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ...........................................       (457,585)       (15,005)    (14,485)     (6,613)         16,490
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ......      2,427,439        556,355          --      34,288              --
   Contract redemptions .....................................           (736)        (9,933)     (8,332)     (9,028)           (637)
   Net transfers ............................................     (1,516,538)      (271,519)     32,045      23,461         261,639
------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions .................................        910,165        274,903      23,713      48,721         261,002
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ..............        452,580        259,898       9,228      42,108         277,492
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .............................             --             --          --          --              --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .......................   $    452,580   $    259,898   $   9,228   $  42,108   $     277,492
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                       FRANKLIN TEMPLETON
             VARIABLE INSURANCE PRODUCTS TRUST (e)*                                JANUS ASPEN SERIES - INSTITUTIONAL
-----------------------------------------------------------------  -----------------------------------------------------------------
                                   TEMPLETON
    HIGH         STRATEGIC           GLOBAL                                                      GLOBAL    GROWTH
   INCOME          INCOME             BOND               U.S.                                     LIFE      AND
SECURITIES II  SECURITIES II   SECURITIES II (s)*   GOVERNMENT II     BALANCED      FORTY       SCIENCES   INCOME     OVERSEAS (v)*
------------------------------------------------------------------------------------------------------------------------------------
$          --  $          --   $               --   $          --  $    55,745   $    1,499   $      --  $    14,857  $     106,960

           --             --                   --              --           --           --          --          907            417
------------------------------------------------------------------------------------------------------------------------------------
           --             --                   --              --       55,745        1,499          --       13,950        106,543
------------------------------------------------------------------------------------------------------------------------------------

           --         14,085                    8              --     (219,063)    (154,264)     (2,788)     (96,402)      (680,600)

           --             --                   --              --          607           --          --           --        138,569

           --             --                   --              --      119,061           --          --           --      1,262,746
------------------------------------------------------------------------------------------------------------------------------------
           --         14,085                    8              --      (99,395)    (154,264)     (2,788)     (96,402)       720,715
------------------------------------------------------------------------------------------------------------------------------------

        9,906             --                9,438             (57)    (469,336)    (536,912)    (35,286)    (678,335)    (6,166,966)
------------------------------------------------------------------------------------------------------------------------------------
$       9,906  $      14,085   $            9,446   $         (57) $  (512,986)  $ (689,677)  $ (38,074) $  (760,787) $  (5,339,708)
====================================================================================================================================

====================================================================================================================================
                       FRANKLIN TEMPLETON
             VARIABLE INSURANCE PRODUCTS TRUST (e)*                                JANUS ASPEN SERIES - INSTITUTIONAL
-----------------------------------------------------------------  -----------------------------------------------------------------
                                  TEMPLETON
    HIGH         STRATEGIC          GLOBAL                                                      GLOBAL    GROWTH
   INCOME          INCOME            BOND                U.S.                                    LIFE       AND
SECURITIES II  SECURITIES II   SECURITIES II (s)*   GOVERNMENT II    BALANCED      FORTY       SCIENCES    INCOME     OVERSEAS (v)*
------------------------------------------------------------------------------------------------------------------------------------
$          --  $          --   $               --   $          --  $    55,745   $    1,499   $      --  $    13,950  $     106,543
           --         14,085                    8              --      (99,395)    (154,264)     (2,788)     (96,402)       720,715

        9,906             --                9,438             (57)    (469,336)    (536,912)    (35,286)    (678,335)    (6,166,966)
------------------------------------------------------------------------------------------------------------------------------------
        9,906         14,085                9,446             (57)    (512,986)    (689,677)    (38,074)    (760,787)    (5,339,708)
------------------------------------------------------------------------------------------------------------------------------------

           --             --                5,558              --    1,709,100      743,825          --       10,232      1,982,177
          (14)            (6)                (385)             --     (110,897)     (71,153)       (845)     (38,775)      (417,546)
      232,100         30,257              181,265          72,644      524,840      321,943     219,753      (49,777)      (774,654)
------------------------------------------------------------------------------------------------------------------------------------

      232,086         30,251              186,438          72,644    2,123,043      994,615     218,908      (78,320)       789,977
------------------------------------------------------------------------------------------------------------------------------------
      241,992         44,336              195,884          72,587    1,610,057      304,938     180,834     (839,107)    (4,549,731)
------------------------------------------------------------------------------------------------------------------------------------
           --             --                   --              --      691,679      371,820      29,811    1,840,889      9,128,991
------------------------------------------------------------------------------------------------------------------------------------
$     241,992  $      44,336   $          195,884   $      72,587  $ 2,301,736   $  676,758   $ 210,645  $ 1,001,782  $   4,579,260
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                          JANUS
                                                                                                                          ASPEN
                                                                                                                          SERIES
                                                                JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)            SERVICE
                                                        ------------------------------------------------------------   -------------
                                                                                          PERKINS                         INTECH
                                                                                          MID CAP                      RISK-MANAGED
                                                         JANUS (u)*   ENTERPRISE (t)*    VALUE (q)*   WORLDWIDE (w)*       CORE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ..............................   $     7,884   $         7,365   $    12,803   $       12,486   $        423
Expenses:
   Mortality and expense and administrative fees ....         1,170             1,295            --            1,362             --
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ...............         6,714             6,070        12,803           11,124            423
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ...............       (14,205)         (312,006)     (197,205)        (309,441)        (4,504)
   Net realized short-term capital gain
      distributions from investments
      in portfolio shares ...........................            --                --        45,034               --              8
   Net realized long-term capital gain
      distributions from investments
      in portfolio shares ...........................            --           162,578       132,747               --          3,605
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments
         in portfolio shares ........................       (14,205)         (149,428)      (19,424)        (309,441)          (891)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments
   in portfolio shares ..............................      (494,761)       (1,514,260)     (549,343)        (385,519)       (25,997)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ............................   $  (502,252)  $    (1,657,618)  $  (555,964)  $     (683,836)  $    (26,465)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                          JANUS
                                                                                                                          ASPEN
                                                                                                                          SERIES
                                                                JANUS ASPEN SERIES - INSTITUTIONAL (CONTINUED)            SERVICE
                                                        ------------------------------------------------------------   -------------
                                                                                          PERKINS                         INTECH
                                                                                          MID CAP                      RISK-MANAGED
                                                         JANUS (u)*   ENTERPRISE (t)*    VALUE (q)*   WORLDWIDE (w)*       CORE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ..................   $     6,714   $         6,070   $    12,803   $       11,124   $        423
   Net realized gain (loss) on investments in
      portfolio shares ..............................       (14,205)         (149,428)      (19,424)        (309,441)          (891)
   Net change in unrealized appreciation
      (depreciation) of investments in
      portfolio shares ..............................      (494,761)       (1,514,260)     (549,343)        (385,519)       (25,997)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from operations ............................      (502,252)       (1,657,618)     (555,964)        (683,836)       (26,465)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
      (including breakage) ..........................       115,460           350,027       487,396           45,591         19,063
   Contract redemptions .............................      (117,241)          (79,428)     (114,809)         (75,857)        (2,139)
   Net transfers ....................................       172,438         1,719,210     1,484,786         (844,248)       (13,068)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets
         from contract owners' transactions .........       170,657         1,989,809     1,857,373         (874,514)         3,856
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ......      (331,595)          332,191     1,301,409       (1,558,350)       (22,609)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .....................     1,123,094         1,621,589       598,327        1,991,869         69,162
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ...............   $   791,499   $     1,953,780   $ 1,899,736   $      433,519   $     46,553
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
    JANUS ASPEN SERIES                                                                               LEGG MASON PARTNERS
    SERVICE (CONTINUED)                       LAZARD RETIREMENT SERIES                               VARIABLE EQUITY TRUST
---------------------------   --------------------------------------------------------   -------------------------------------------
                 PERKINS                                         US                                      CLEARBRIDGE
   INTECH         SMALL                                         SMALL          US         CLEARBRIDGE      EQUITY       CLEARBRIDGE
RISK-MANAGED     COMPANY        EMERGING     INTERNATIONAL       CAP        STRATEGIC     AGGRESSIVE       INCOME       FUNDAMENTAL
 GROWTH (f)*     VALUE (r)*     MARKETS         EQUITY       EQUITY (g)*     EQUITY      GROWTH (ah)*   BUILDER (ai)*   VALUE (aj)*
------------------------------------------------------------------------------------------------------------------------------------
$         --   $         --   $     88,010   $      23,100   $        --   $       253   $         --   $       2,589   $     4,260

          --             --             19              --            77            --             --              --            --
------------------------------------------------------------------------------------------------------------------------------------
          --             --         87,991          23,100           (77)          253             --           2,589         4,260
------------------------------------------------------------------------------------------------------------------------------------

      (4,551)       (33,936)    (2,922,882)       (821,976)     (451,013)     (107,638)       (73,816)       (137,606)      (64,772)

          71             --        109,464              --            --            --             --           4,271            --

         318          8,199        147,546           7,872            --            --             --           1,598           159
------------------------------------------------------------------------------------------------------------------------------------
      (4,162)       (25,737)    (2,665,872)       (814,104)     (451,013)     (107,638)       (73,816)       (131,737)      (64,613)
------------------------------------------------------------------------------------------------------------------------------------

       1,082       (107,053)        (6,615)       (139,822)       21,577        52,104       (606,298)         (4,422)      (32,922)
------------------------------------------------------------------------------------------------------------------------------------
$     (3,080)  $   (132,790)  $ (2,584,496)  $    (930,826)  $  (429,513)  $   (55,281)  $   (680,114)  $    (133,570)  $   (93,275)
====================================================================================================================================

====================================================================================================================================
    JANUS ASPEN SERIES                                                                               LEGG MASON PARTNERS
    SERVICE (CONTINUED)                       LAZARD RETIREMENT SERIES                               VARIABLE EQUITY TRUST
---------------------------   --------------------------------------------------------   -------------------------------------------
                 PERKINS                                         US                                      CLEARBRIDGE
   INTECH         SMALL                                         SMALL          US         CLEARBRIDGE      EQUITY       CLEARBRIDGE
RISK-MANAGED     COMPANY        EMERGING     INTERNATIONAL       CAP        STRATEGIC     AGGRESSIVE       INCOME       FUNDAMENTAL
 GROWTH (f)*     VALUE (r)*     MARKETS         EQUITY       EQUITY (g)*     EQUITY      GROWTH (ah)*   BUILDER (ai)*   VALUE (aj)*
------------------------------------------------------------------------------------------------------------------------------------
$         --   $         --   $     87,991   $      23,100   $       (77)  $       253   $         --   $       2,589   $     4,260
      (4,162)       (25,737)    (2,665,872)       (814,104)     (451,013)     (107,638)       (73,816)       (131,737)      (64,613)

       1,082       (107,053)        (6,615)       (139,822)       21,577        52,104       (606,298)         (4,422)      (32,922)
------------------------------------------------------------------------------------------------------------------------------------
      (3,080)      (132,790)    (2,584,496)       (930,826)     (429,513)      (55,281)      (680,114)       (133,570)      (93,275)
------------------------------------------------------------------------------------------------------------------------------------

          --        184,356        520,518         351,826        12,559            --        154,605         100,614        66,006
      (2,037)       (22,955)      (133,108)        (79,398)      (53,840)         (701)       (99,186)        (37,633)       (5,414)
     (17,449)       180,538        506,306        (225,753)      401,957      (210,597)     1,501,811        (229,387)       42,218
------------------------------------------------------------------------------------------------------------------------------------

     (19,486)       341,939        893,716          46,675       360,676      (211,298)     1,557,230        (166,406)      102,810
------------------------------------------------------------------------------------------------------------------------------------
     (22,566)       209,149     (1,690,780)       (884,151)      (68,837)     (266,579)       877,116        (299,976)        9,535
------------------------------------------------------------------------------------------------------------------------------------
      22,566         63,254      4,175,121       2,226,134       102,571       290,778        278,292         476,843       170,490
------------------------------------------------------------------------------------------------------------------------------------
$         --   $    272,403   $  2,484,341   $   1,341,983   $    33,734   $    24,199   $  1,155,408   $     176,867   $   180,025
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                             LEGG
                                                            MASON
                                                           PARTNERS                                                        LORD
                                                           VARIABLE                                                       ABBETT
                                                         EQUITY TRUST                                                     SERIES
                                                          (CONTINUED)    LEGG MASON PARTNERS VARIABLE INCOME TRUST         FUND
                                                         ------------  ---------------------------------------------  --------------
                                                                       WESTERN ASSET
                                                          CLEARBRIDGE    GLOBAL HIGH                   WESTERN ASSET
                                                           LARGE CAP       YIELD                         STRATEGIC       AMERICA'S
                                                         GROWTH (ak)*    BOND (al)*   GOVERNMENT (h)*    BOND (am)*        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ...........................................  $        984  $      52,141  $            --   $     44,991  $      11,766
Expenses:
   Mortality and expense and administrative fees ......            --             --               --             --             14
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense)                             984         52,141               --         44,991         11,752
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ..............................        (8,109)       (47,477)          (8,848)      (107,745)       (28,743)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .............            --             --               --             --            371
   Net realized long-term capital gain distributions
     from investments in portfolio shares .............            --             --               --             --          6,691
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gain (loss) on investments in
        portfolio shares ..............................        (8,109)       (47,477)          (8,848)      (107,745)       (21,681)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares .................      (125,312)      (165,860)           7,369       (107,005)       (50,876)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ....................................  $   (132,437) $    (161,196) $        (1,479) $    (169,759) $     (60,805)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                             LEGG
                                                            MASON
                                                           PARTNERS                                                        LORD
                                                           VARIABLE                                                       ABBETT
                                                         EQUITY TRUST                                                     SERIES
                                                          (CONTINUED)    LEGG MASON PARTNERS VARIABLE INCOME TRUST         FUND
                                                         ------------  ---------------------------------------------  --------------
                                                                       WESTERN ASSET
                                                          CLEARBRIDGE    GLOBAL HIGH                   WESTERN ASSET
                                                           LARGE CAP       YIELD                         STRATEGIC       AMERICA'S
                                                         GROWTH (ak)*    BOND (al)*   GOVERNMENT (h)*    BOND (am)*        VALUE
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ....................  $        984  $      52,141  $            --  $      44,991  $      11,752
   Net realized gain (loss) on investments in portfolio
     shares ...........................................        (8,109)       (47,477)          (8,848)      (107,745)       (21,681)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ...............      (125,312)      (165,860)           7,369       (107,005)       (50,876)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ....................................      (132,437)      (161,196)          (1,479)      (169,759)       (60,805)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) ........................................         7,057        157,911           48,071        162,822             --
   Contract redemptions ...............................        (5,412)       (68,138)            (590)       (29,154)        (7,957)
   Net transfers ......................................       129,947        124,027         (185,060)      (565,638)        (1,341)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions .................       131,592        213,800         (137,579)      (431,970)        (9,298)
------------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets .........          (845)        52,604         (139,058)      (601,729)       (70,103)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period .......................       259,398        343,622          139,058      1,186,388        311,045
------------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ...................  $    258,553  $     396,226  $            --  $     584,659  $     240,942
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

==================================================================================================================================
          LORD ABBETT SERIES FUND (CONTINUED)                                 NATIONWIDE VARIABLE INSURANCE TRUST
-------------------------------------------------------   ------------------------------------------------------------------------
                 GROWTH
    BOND           AND                         LARGE         BOND      INTERNATIONAL      MID CAP       S&P 500        SMALL CAP
 DEBENTURE       INCOME      INTERNATIONAL    CAP CORE      INDEX          INDEX           INDEX         INDEX           INDEX
----------------------------------------------------------------------------------------------------------------------------------
$     7,840   $     19,399   $         725   $      587   $   59,771   $      52,117   $    11,581   $      73,913   $      7,895

        --           1,587              --           --           --              --            --              --             --
----------------------------------------------------------------------------------------------------------------------------------
      7,840         17,812             725          587       59,771          52,117        11,581          73,913          7,895
----------------------------------------------------------------------------------------------------------------------------------

    (54,132)      (427,044)        (17,166)        (771)      (3,641)        (90,843)      (79,744)       (270,767)       (13,927)

        --              --             337           --        9,908           2,150        11,518              --          8,076

        298          4,542           2,617          378           --           1,451        57,425              --            178
----------------------------------------------------------------------------------------------------------------------------------
    (53,834)      (422,502)        (14,212)        (393)       6,267         (87,242)      (10,801)       (270,767)        (5,673)
----------------------------------------------------------------------------------------------------------------------------------

    (20,332)      (406,964)        (51,083)     (16,658)      (6,014)     (1,165,899)     (428,353)     (1,424,121)      (285,288)
----------------------------------------------------------------------------------------------------------------------------------
$   (66,326)  $   (811,654)  $     (64,570)  $  (16,464)  $   60,024   $  (1,201,024)  $  (427,573)  $  (1,620,975)  $   (283,066)
==================================================================================================================================

==================================================================================================================================
          LORD ABBETT SERIES FUND (CONTINUED)                                 NATIONWIDE VARIABLE INSURANCE TRUST
-------------------------------------------------------   ------------------------------------------------------------------------
                 GROWTH
    BOND           AND                         LARGE         BOND      INTERNATIONAL      MID CAP       S&P 500        SMALL CAP
 DEBENTURE       INCOME      INTERNATIONAL    CAP CORE      INDEX          INDEX           INDEX         INDEX           INDEX
----------------------------------------------------------------------------------------------------------------------------------
$    7,840    $    17,812    $         725   $      587   $   59,771   $      52,117   $    11,581   $      73,913   $      7,895
   (53,834)      (422,502)         (14,212)        (393)       6,267         (87,242)      (10,801)       (270,767)        (5,673)

   (20,332)      (406,964)         (51,083)     (16,658)      (6,014)     (1,165,899)     (428,353)     (1,424,121)      (285,288)
----------------------------------------------------------------------------------------------------------------------------------
   (66,326)      (811,654)         (64,570)     (16,464)      60,024      (1,201,024)     (427,573)     (1,620,975)      (283,066)
----------------------------------------------------------------------------------------------------------------------------------

        78         70,073           59,175       38,932      935,083       1,664,019       883,485       1,398,505        738,288
   (12,204)       (34,334)        (27,101)          (62)    (56,503)         (42,808)       (2,270)         (8,295)        (1,466)
   187,161         (5,972)          51,053       27,839      (34,848)        152,289       284,206         341,879        100,771
----------------------------------------------------------------------------------------------------------------------------------

   175,035         29,767           83,127       66,709      843,732       1,773,500     1,165,421       1,732,089        837,593
----------------------------------------------------------------------------------------------------------------------------------
   108,709       (781,887)          18,557       50,245      903,756         572,476       737,848         111,114        554,527
----------------------------------------------------------------------------------------------------------------------------------
        --      1,730,327           58,596           --      727,455       1,492,311       203,323       3,176,141        208,289
----------------------------------------------------------------------------------------------------------------------------------
$  108,709    $   948,440    $      77,153   $   50,245   $1,631,211   $   2,064,787   $   941,171   $   3,287,255   $    762,816
==================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

================================================================================================================================
                                                                          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                              ------------------------------------------------------------------
                                                                HIGH                                                  SHORT
                                                               INCOME      MID-CAP                                   DURATION
                                                              BOND (i)*    GROWTH        PARTNERS       REGENCY      BOND (j)*
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..   $      --  $        --   $     13,435   $    7,576   $     74,718
Expenses:
   Mortality and expense and administrative fees ..........          --           --            130           --             --
--------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ....................          --           --         13,305        7,576         74,718
--------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares .....................................       4,315     (132,777)      (969,449)    (205,576)      (112,930)
   Net realized short-term capital gain distributions
     from investments in portfolio shares .................          --           --          3,533           --             --
   Net realized long-term capital gain distributions
     from investments in portfolio shares .................          --           --        420,390        1,400             --
--------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
          portfolio shares ................................       4,315     (132,777)      (545,526)    (204,176)      (112,930)
--------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ........................      17,981     (222,740)    (1,352,200)    (159,123)      (200,315)
--------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
          operations ......................................   $  22,296  $  (355,517)  $ (1,884,421)  $ (355,723)  $   (238,527)
================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

================================================================================================================================
                                                                          NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
                                                              ------------------------------------------------------------------
                                                                HIGH                                                  SHORT
                                                               INCOME      MID-CAP                                   DURATION
                                                              BOND (i)*    GROWTH        PARTNERS       REGENCY      BOND (j)*
--------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................  $      --  $        --   $     13,305   $    7,576   $     74,718
   Net realized gain (loss) on investments in portfolio
      shares ...............................................      4,315     (132,777)      (545,526)    (204,176)      (112,930)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares ...................     17,981     (222,740)    (1,352,200)    (159,123)      (200,315)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ........................................     22,296     (355,517)    (1,884,421)    (355,723)      (238,527)
--------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....     39,100       78,641        431,292       34,721        257,633
   Contract redemptions ....................................    (18,575)     (42,884)      (110,632)     (11,118)       (86,675)
   Net transfers ...........................................   (275,552)     (30,486)       (47,449)      80,074       (821,355)
--------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from contract
         owners' transactions ..............................   (255,027)       5,271        273,211      103,677       (650,397)
--------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............   (232,731)    (350,246)    (1,611,210)    (252,046)      (888,924)
--------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................    232,731      876,205      3,020,733      543,591      2,084,986
--------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ......................  $      --  $   525,959   $  1,409,523   $  291,545   $  1,196,062
================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

===================================================================================================================================
    NEUBERGER BERMAN
  ADVISERS MANAGEMENT
    TRUST (CONTINUED)                          NORTHERN LIGHTS VARIABLE TRUST                             PIMCO VARIABLE TRUST
------------------------   -----------------------------------------------------------------------   ------------------------------
                                                                          JNF
                                                                         LOOMIS          JNF                            COMMODITY
 SMALL-CAP     SOCIALLY      CHANGING        JNF            JNF          SAYLES         MONEY             ALL          REALRETURN
GROWTH (k)*   RESPONSIVE    PARAMETERS     BALANCED       EQUITY        BOND (d)*     MARKET (l)*        ASSET           STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
$        --   $    3,531   $    50,349   $     6,204   $        881   $    114,871   $   1,404,653   $     202,583    $    155,668

         --          --             --           678          3,205             --           2,357              --              --
-----------------------------------------------------------------------------------------------------------------------------------
         --        3,531        50,349         5,526         (2,324)       114,871       1,402,296         202,583         155,668
-----------------------------------------------------------------------------------------------------------------------------------

    (68,018)     (29,194)     (199,944)      (28,091)      (252,018)       (94,848)             --        (462,553)        (32,228)

         --        1,210        31,831            --             --             --              --           1,653          28,505

      8,207       10,861        47,808            --             --             --              --           7,334              --
-----------------------------------------------------------------------------------------------------------------------------------
    (59,811)     (17,123)     (120,305)      (28,091)      (252,018)       (94,848)             --        (453,566)         (3,723)
-----------------------------------------------------------------------------------------------------------------------------------

    (65,587)     (77,425)     (120,263)      (61,092)      (132,204)      (373,456)             --        (587,326)     (1,168,660)
-----------------------------------------------------------------------------------------------------------------------------------
$  (125,398)  $  (91,017)  $  (190,219)  $   (83,657)  $   (386,546)  $   (353,433)  $   1,402,296   $    (838,309)   $ (1,016,715)
===================================================================================================================================

===================================================================================================================================
   NEUBERGER BERMAN
  ADVISERS MANAGEMENT
   TRUST (CONTINUED)                           NORTHERN LIGHTS VARIABLE TRUST                             PIMCO VARIABLE TRUST
------------------------   -----------------------------------------------------------------------   ------------------------------
                                                                          JNF
                                                                         LOOMIS          JNF                            COMMODITY
 SMALL-CAP     SOCIALLY      CHANGING        JNF            JNF          SAYLES         MONEY             ALL          REALRETURN
GROWTH (k)*   RESPONSIVE    PARAMETERS     BALANCED       EQUITY        BOND (d)*     MARKET (l)*        ASSET           STRATEGY
-----------------------------------------------------------------------------------------------------------------------------------
$        --   $    3,531   $    50,349   $     5,526   $     (2,324)  $    114,871   $   1,402,296   $     202,583    $    155,668
    (59,811)     (17,123)     (120,305)      (28,091)      (252,018)       (94,848)             --        (453,566)         (3,723)

    (65,587)     (77,425)     (120,263)      (61,092)      (132,204)      (373,456)             --        (587,326)     (1,168,660)
-----------------------------------------------------------------------------------------------------------------------------------
   (125,398)     (91,017)     (190,219)      (83,657)      (386,546)      (353,433)      1,402,296        (838,309)     (1,016,715)
-----------------------------------------------------------------------------------------------------------------------------------

     40,789       43,300            12           (20)         2,589        850,338      43,773,123         540,273         503,612
    (16,656)     (14,116)     (730,573)      (83,616)       (27,238)       (14,516)     (8,862,439)       (131,516)       (125,806)
    400,036      (55,165)    1,733,980       (27,909)    (1,146,759)     4,856,870      52,382,415       1,167,818        (513,432)
-----------------------------------------------------------------------------------------------------------------------------------

    424,169      (25,981)    1,003,419      (111,545)    (1,171,408)     5,692,692      87,293,099       1,576,575        (135,626)
-----------------------------------------------------------------------------------------------------------------------------------
    298,771     (116,998)      813,200      (195,202)    (1,557,954)     5,339,259      88,695,395         738,266      (1,152,341)
-----------------------------------------------------------------------------------------------------------------------------------
    196,902      231,329     8,128,596       426,005      1,945,824             --              --       2,061,435       3,016,017
-----------------------------------------------------------------------------------------------------------------------------------
$   495,673   $  114,331   $ 8,941,796   $   230,803   $    387,870   $  5,339,259   $  88,695,395   $   2,799,701    $  1,863,676
===================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                               FOREIGN        FOREIGN
                                                                 EMERGING        BOND           BOND         GLOBAL
                                                                 MARKETS      US DOLLAR      US DOLLAR        BOND          HIGH
                                                                   BOND         HEDGED     UNHEDGED (e)*    UNHEDGED       YIELD
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ................................................   $   158,127   $    74,410   $          --   $   81,155   $   180,812
Expenses:
   Mortality and expense and administrative fees ...........            --            --              --           --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................       158,127        74,410              --       81,155       180,812
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
  portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares ...................................      (567,749)      (73,511)             --      (24,533)     (739,274)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ..................        60,572            --              --           --            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ..................        58,429            --              --           --         5,438
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
           portfolio shares ................................      (448,748)      (73,511)             --      (24,533)     (733,836)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
  of investments in portfolio shares .......................       101,060       (95,265)           (270)     (31,921)       46,303
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ......................................   $  (189,561)  $   (94,366)  $        (270)  $   24,701   $  (506,721)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                            PIMCO VARIABLE INSURANCE TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                               FOREIGN        FOREIGN
                                                                 EMERGING        BOND           BOND         GLOBAL
                                                                 MARKETS      US DOLLAR      US DOLLAR        BOND          HIGH
                                                                   BOND         HEDGED     UNHEDGED (e)*    UNHEDGED       YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $   158,127   $    74,410   $          --   $   81,155   $   180,812
   Net realized gain (loss) on investments in
     portfolio shares ......................................      (448,748)      (73,511)             --      (24,533)     (733,836)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio shares .....       101,060       (95,265)           (270)     (31,921)       46,303
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .........................................      (189,561)      (94,366)           (270)      24,701      (506,721)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) .....       330,689       545,894              --      506,640       279,313
   Contract redemptions ....................................      (122,881)      (96,371)            (86)    (155,612)      (62,521)
   Net transfers ...........................................     1,741,567      (440,153)      1,974,532    2,228,901     2,836,181
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ......................     1,949,375         9,370       1,974,446    2,579,929     3,052,973
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............     1,759,814       (84,996)      1,974,176    2,604,630     2,546,252
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................     1,402,201     1,968,966              --    1,165,499     1,132,495
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ......................   $ 3,162,015   $ 1,883,970   $   1,974,176   $3,770,129   $ 3,678,747
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                          PIONEER
                                                                                                                          VARIABLE
                                                                                                                         CONTRACTS
                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                              TRUST
---------------------------------------------------------------------------------------------------------------------   ------------
    LONG                                     REALESTATE-                                 STOCKSPLUS(R)
  TERM US          LOW           MONEY        REALRETURN        REAL         SHORT-          TOTAL           TOTAL
 GOVERNMENT     DURATION      MARKET (m)*      STRATEGY        RETURN         TERM           RETURN         RETURN          BOND
------------------------------------------------------------------------------------------------------------------------------------
$    36,947   $    168,513   $    737,825   $          --   $   254,466   $    133,338   $      40,095   $  1,000,435   $    10,184

         --             --            373              --           527             --              --             38            --
------------------------------------------------------------------------------------------------------------------------------------
     36,947        168,513        737,452              --       253,939        133,338          40,095      1,000,397        10,184
------------------------------------------------------------------------------------------------------------------------------------

     54,577        (48,671)            --        (312,823)     (304,919)       (57,293)        (63,942)       562,074        (3,552)

      8,821         28,402             --              --         9,528             --          20,822        268,004            --

      7,718         48,163             --              --            --             --          31,376        183,215            --
------------------------------------------------------------------------------------------------------------------------------------
     71,116         27,894             --        (312,823)     (295,391)       (57,293)        (11,744)     1,013,293        (3,552)
------------------------------------------------------------------------------------------------------------------------------------

    100,958       (210,284)            --        (672,948)     (882,332)       (88,646)       (345,140)    (1,021,506)       (8,448)
------------------------------------------------------------------------------------------------------------------------------------
$   209,021   $    (13,877)  $    737,452   $    (985,771)  $  (923,784)  $    (12,601)  $    (316,789)  $    992,184   $    (1,816)
====================================================================================================================================

====================================================================================================================================
                                                                                                                          PIONEER
                                                                                                                          VARIABLE
                                                                                                                         CONTRACTS
                                   PIMCO VARIABLE INSURANCE TRUST (CONTINUED)                                              TRUST
---------------------------------------------------------------------------------------------------------------------   ------------
    LONG                                     REALESTATE-                                 STOCKSPLUS(R)
  TERM US          LOW           MONEY        REALRETURN        REAL         SHORT-          TOTAL           TOTAL
 GOVERNMENT     DURATION      MARKET (m)*      STRATEGY        RETURN         TERM           RETURN         RETURN          BOND
------------------------------------------------------------------------------------------------------------------------------------
$    36,947   $    168,513   $    737,452   $          --   $   253,939   $    133,338   $      40,095   $  1,000,397   $    10,184
     71,116         27,894             --        (312,823)     (295,391)       (57,293)        (11,744)     1,013,293        (3,552)

    100,958       (210,284)            --        (672,948)     (882,332)       (88,646)       (345,140)    (1,021,506)       (8,448)
------------------------------------------------------------------------------------------------------------------------------------
    209,021        (13,877)       737,452        (985,771)     (923,784)       (12,601)       (316,789)       992,184        (1,816)
------------------------------------------------------------------------------------------------------------------------------------

    227,812        484,092     32,247,165         504,628     1,830,683        310,805          16,150      4,263,852        37,411
    (86,186)      (261,875)    (5,036,625)        (85,157)     (216,488)      (191,213)        (24,321)    (1,403,938)      (58,293)
    386,545      4,042,703    (94,361,480)      1,108,609     1,496,258        (22,834)        102,042      1,293,521       501,295
------------------------------------------------------------------------------------------------------------------------------------

    528,171      4,264,920    (67,150,940)      1,528,080     3,110,453         96,758          93,871      4,153,435       480,413
------------------------------------------------------------------------------------------------------------------------------------
    737,192      4,251,043    (66,413,488)        542,309     2,186,669         84,157        (222,918)     5,145,619       478,597
------------------------------------------------------------------------------------------------------------------------------------
    951,886      2,468,979     66,413,488       1,092,944     4,062,891      2,994,931         727,984     19,097,215        28,576
------------------------------------------------------------------------------------------------------------------------------------
$ 1,689,078   $  6,720,022   $         --   $   1,635,253   $ 6,249,560   $  3,079,088   $     505,066   $ 24,242,834   $   507,173
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                           PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                                                                           GLOBAL
                                                                  CULLEN       EMERGING        EQUITY                       HIGH
                                                                  VALUE        MARKETS         INCOME         FUND         YIELD
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ................................................   $    21,543   $       934   $      60,083   $   25,014   $    61,402
Expenses:
   Mortality and expense and administrative fees ...........            --            --             286           --            --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ...................        21,543           934          59,797       25,014        61,402
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .......................      (219,674)   (1,056,724)       (572,203)    (380,808)      (59,080)
   Net realized short-term capital gain
     distributions from investments in portfolio
       shares ..............................................            --         6,932           3,924           --            --
   Net realized long-term capital gain
     distributions from investments in portfolio
       shares ..............................................            54       158,688         139,432       66,524            --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
           portfolio shares ................................      (219,620)     (891,104)       (428,847)    (314,284)      (59,080)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) of investments in portfolio shares .......      (562,673)      (43,229)       (528,324)    (326,824)     (152,125)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ......................................   $  (760,750)  $  (933,399)  $    (897,374)  $ (616,094)  $  (149,803)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                           PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)
                                                               ---------------------------------------------------------------------
                                                                                                                           GLOBAL
                                                                  CULLEN       EMERGING        EQUITY                       HIGH
                                                                  VALUE        MARKETS         INCOME         FUND         YIELD
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .........................   $    21,543   $       934   $      59,797   $   25,014   $    61,402
   Net realized gain (loss) on investments in
     portfolio shares ......................................      (219,620)     (891,104)       (428,847)    (314,284)      (59,080)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
       shares ..............................................      (562,673)      (43,229)       (528,324)    (326,824)     (152,125)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations .........................................      (760,750)     (933,399)       (897,374)    (616,094)     (149,803)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including
     breakage) .............................................       315,815       385,115         353,156      195,455       107,419
   Contract redemptions ....................................       (89,219)     (102,455)       (112,727)     (33,809)      (27,327)
   Net transfers ...........................................     1,581,223       339,795         168,384       37,055       (21,320)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ......................     1,807,819       622,455         408,813      198,701        58,772
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .............     1,047,069      (310,944)       (488,561)    (417,393)      (91,031)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ............................       809,724     1,626,174       2,536,799    1,818,040       371,273
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ......................   $ 1,856,793   $ 1,315,230   $   2,048,238   $1,400,647   $   280,242
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                                                                                          RYDEX
                                                                                                  ROYCE                  VARIABLE
                    PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                               CAPITAL FUND               TRUST
-----------------------------------------------------------------------------------   -----------------------------   --------------
                                                                                                                           CLS
    HIGH        INTERNATIONAL      MID CAP       MONEY     SMALL CAP     STRATEGIC                                      ADVISORONE
    YIELD           VALUE           VALUE       MARKET       VALUE        INCOME        MICRO-CAP       SMALL-CAP        AMERIGO
------------------------------------------------------------------------------------------------------------------------------------
$    162,571   $        9,600   $     25,931   $     84   $      635   $    280,579   $      47,853   $      26,667   $      16,868

          --                5             --         --           --             --             921           1,658              --
------------------------------------------------------------------------------------------------------------------------------------
     162,571            9,595         25,931         84          635        280,579          46,932          25,009          16,868
------------------------------------------------------------------------------------------------------------------------------------

    (340,392)        (229,813)      (859,846)        --      (67,607)      (326,759)       (976,878)       (317,378)       (243,055)

          --               --          2,244         --        7,703          6,039          25,696         139,854          36,903

      29,382           27,270        233,230         --       35,403             --         174,838         202,967          46,899
------------------------------------------------------------------------------------------------------------------------------------
    (311,010)        (202,543)      (624,372)        --      (24,501)      (320,720)       (776,344)         25,443        (159,253)
------------------------------------------------------------------------------------------------------------------------------------

     (59,880)        (197,898)      (254,502)        --     (110,100)      (379,267)       (395,053)     (1,116,941)     (2,692,105)
------------------------------------------------------------------------------------------------------------------------------------
$   (208,319)  $     (390,846)  $   (852,943)  $     84   $ (133,966)  $   (419,408)  $  (1,124,465)  $  (1,066,489)  $  (2,834,490)
====================================================================================================================================

====================================================================================================================================
                                                                                                                          RYDEX
                                                                                                  ROYCE                  VARIABLE
                    PIONEER VARIABLE CONTRACTS TRUST (CONTINUED)                               CAPITAL FUND               TRUST
-----------------------------------------------------------------------------------   -----------------------------   --------------
                                                                                                                           CLS
    HIGH        INTERNATIONAL      MID CAP       MONEY     SMALL CAP     STRATEGIC                                      ADVISORONE
    YIELD           VALUE           VALUE       MARKET       VALUE        INCOME        MICRO-CAP       SMALL-CAP        AMERIGO
------------------------------------------------------------------------------------------------------------------------------------
$    162,571   $        9,595   $     25,931   $     84   $      635   $    280,579   $      46,932   $      25,009   $      16,868
    (311,010)        (202,543)      (624,372)        --      (24,501)      (320,720)       (776,344)         25,443        (159,253)

     (59,880)        (197,898)      (254,502)        --     (110,100)      (379,267)       (395,053)     (1,116,941)     (2,692,105)
------------------------------------------------------------------------------------------------------------------------------------
    (208,319)        (390,846)      (852,943)        84     (133,966)      (419,408)     (1,124,465)     (1,066,489)     (2,834,490)
------------------------------------------------------------------------------------------------------------------------------------

      15,222           39,605        350,336         --        7,720        264,699         202,328         456,283         162,293
    (100,267)        (100,320)       (96,807)      (542)     (59,561)      (266,409)        (93,769)       (178,211)       (123,899)
  (7,413,525)        (236,431)       452,644       (474)     129,171     (2,587,986)        518,940       1,516,102         467,630
------------------------------------------------------------------------------------------------------------------------------------

  (7,498,570)        (297,146)       706,173     (1,016)      77,330     (2,589,696)        627,499       1,794,174         506,024
------------------------------------------------------------------------------------------------------------------------------------
  (7,706,889)        (687,992)      (146,770)      (932)     (56,636)    (3,009,104)       (496,966)        727,685      (2,328,466)
------------------------------------------------------------------------------------------------------------------------------------
   8,743,216        1,091,770      1,371,709      3,947      291,772      5,816,397       2,120,705       2,671,253       5,715,197
------------------------------------------------------------------------------------------------------------------------------------
$  1,036,327   $      403,778   $  1,224,939   $  3,015   $  235,136   $  2,807,293   $   1,623,739   $   3,398,938   $   3,386,731
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                         ---------------------------------------------------------------------------
                                                            CLS            MULTI-          ALTERNATIVE
                                                         ADVISORONE         HEDGE           STRATEGIES                     BASIC
                                                          CLERMONT    STRATEGIES (aa)*   ALLOCATION (d)*    BANKING      MATERIALS
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..........................................   $   22,428   $          8,014   $         2,067   $     515   $      2,101
Expenses:
   Mortality and expense and administrative fees .....           --                 --                --          15            223
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .............       22,428              8,014             2,067         500          1,878
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
     investments in portfolio shares .................      (59,739)          (136,518)           (2,526)   (327,557)      (368,760)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ............           --                 --                --          --         15,719
   Net realized long-term capital gain distributions
     from investments in portfolio shares ............       31,376                 --                --          --          5,482
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
           portfolio shares ..........................      (28,363)          (136,518)           (2,526)   (327,557)      (347,559)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ................     (547,618)          (211,646)          (14,900)      1,461         59,120
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
           operations ................................   $ (553,553)  $       (340,150)  $       (15,359)  $(325,596)  $   (286,561)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                              RYDEX VARIABLE TRUST (CONTINUED)
                                                         ---------------------------------------------------------------------------
                                                            CLS            MULTI-          ALTERNATIVE
                                                         ADVISORONE         HEDGE           STRATEGIES                     BASIC
                                                          CLERMONT    STRATEGIES (aa)*   ALLOCATION (d)*    BANKING      MATERIALS
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ...................   $   22,428   $          8,014   $         2,067   $     500   $      1,878
   Net realized gain (loss) on investments in
     portfolio shares ................................      (28,363)          (136,518)           (2,526)   (327,557)      (347,559)
   Net change in unrealized appreciation
     (depreciation) of investments in portfolio
        shares .......................................     (547,618)          (211,646)          (14,900)      1,461         59,120
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        operations ...................................     (553,553)          (340,150)          (15,359)   (325,596)      (286,561)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments
     (including breakage) ............................          439             31,957            18,282        (578)        30,370
   Contract redemptions ..............................      (45,612)           (62,896)           (9,431)    (28,304)       (94,732)
   Net transfers .....................................    1,011,918            294,548           127,469     924,469       (912,227)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
        contract owners' transactions ................      966,745            263,609           136,320     895,587       (976,589)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets .......      413,192            (76,541)          120,961     569,991     (1,263,150)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ......................    1,460,053          1,335,650                --      49,119      1,734,205
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ................   $1,873,245   $      1,259,109   $       120,961   $ 619,110   $    471,055
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       ALL-ASSET       ALL-ASSET
                COMMODITIES    CONSUMER        DOW 2X                                    ENERGY       AGGRESSIVE      CONSERVATIVE
BIOTECHNOLOGY     STRATEGY     PRODUCTS       STRATEGY    ELECTRONICS      ENERGY      SERVICES     STRATEGY (an)*   STRATEGY (ao)*
------------------------------------------------------------------------------------------------------------------------------------
$          --   $     2,747   $    1,040   $         --   $        --   $        --   $        --   $          786   $          341

           --            --           --             93            --           989           327               --               --
------------------------------------------------------------------------------------------------------------------------------------
           --         2,747        1,040            (93)           --          (989)         (327)             786              341
------------------------------------------------------------------------------------------------------------------------------------

     (109,138)      (62,414)    (298,745)      (268,455)     (391,851)     (920,894)     (596,527)          (3,500)         (11,512)

           --            --        3,082          3,781            --        39,713        32,220              578               63

           --            --       11,199             --            --        14,507        10,450              958               35
------------------------------------------------------------------------------------------------------------------------------------
     (109,138)      (62,414)    (284,464)      (264,674)     (391,851)     (866,674)     (553,857)          (1,964)         (11,414)
------------------------------------------------------------------------------------------------------------------------------------

        2,889       (61,680)      76,924         45,467        45,940        23,307       (95,344)         (16,908)           7,425
------------------------------------------------------------------------------------------------------------------------------------
$    (106,249)  $  (121,347)  $ (206,500)  $   (219,300)  $  (345,911)  $  (844,356)  $  (649,528)  $      (18,086)  $       (3,648)
====================================================================================================================================

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       ALL-ASSET       ALL-ASSET
                COMMODITIES    CONSUMER        DOW 2X                                    ENERGY       AGGRESSIVE      CONSERVATIVE
BIOTECHNOLOGY     STRATEGY     PRODUCTS       STRATEGY    ELECTRONICS      ENERGY      SERVICES     STRATEGY (an)*   STRATEGY (ao)*
------------------------------------------------------------------------------------------------------------------------------------
$          --   $     2,747   $    1,040   $        (93)  $        --   $      (989)  $      (327)  $          786   $          341
     (109,138)      (62,414)    (284,464)      (264,674)     (391,851)     (866,674)     (553,857)          (1,964)         (11,414)

        2,889       (61,680)      76,924         45,467        45,940        23,307       (95,344)         (16,908)           7,425
------------------------------------------------------------------------------------------------------------------------------------
     (106,249)     (121,347)    (206,500)      (219,300)     (345,911)     (844,356)     (649,528)         (18,086)          (3,648)
------------------------------------------------------------------------------------------------------------------------------------

          301        14,365      102,278          4,988         9,509         6,934        36,083           46,696               --
      (24,295)      (17,355)     (15,149)       (28,753)      (10,552)     (119,682)      (26,993)            (456)            (190)
      647,380      (221,954)    (415,598)        56,425        12,236      (191,730)   (1,103,652)          19,290         (192,289)
------------------------------------------------------------------------------------------------------------------------------------

      623,386      (224,944)    (328,469)        32,660        11,193      (304,478)   (1,094,562)          65,530         (192,479)
------------------------------------------------------------------------------------------------------------------------------------
      517,137      (346,291)    (534,969)      (186,640)     (334,718)   (1,148,834)   (1,744,090)          47,444         (196,127)
------------------------------------------------------------------------------------------------------------------------------------
      204,070       389,575      914,579        431,701       379,465     2,275,411     2,246,842           28,607          201,964
------------------------------------------------------------------------------------------------------------------------------------
$     721,207   $    43,284   $  379,610   $    245,061   $    44,747   $ 1,126,577   $   502,752   $       76,051   $        5,837
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

==================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                             ---------------------------------------------------------------------
                                                               ALL-ASSET                                  GOVERNMENT
                                                                MODERATE      EUROPE 1.25X   FINANCIAL     LONG BOND      HEALTH
                                                             STRATEGY (ap)*     STRATEGY     SERVICES    1.2X STRATEGY     CARE
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
     shares ..............................................   $        1,055   $      5,048   $      --   $      30,692   $      --
Expenses:
   Mortality and expense and administrative fees .........               --             --          --              --          38
-----------------------------------------------------------------------------------------------------------------------------------
       Net investment income (expense) ...................            1,055          5,048          --          30,692         (38)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of investments
     in portfolio shares .................................           (3,755)      (750,829)   (421,768)        629,117    (306,066)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ................               --          7,914          --              --      12,577
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................              417          8,323          --              --      16,702
-----------------------------------------------------------------------------------------------------------------------------------
       Net realized gain (loss) on investments in
         portfolio shares ................................           (3,338)      (734,592)   (421,768)        629,117    (276,787)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ....................           (3,946)       (14,657)     78,460         151,970      (4,215)
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets from
         operations ......................................   $       (6,229)    $ (744,201)  $(343,308)  $     811,779   $(281,040)
===================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

===================================================================================================================================
                                                                                  RYDEX VARIABLE TRUST (CONTINUED)
                                                             ----------------------------------------------------------------------
                                                               ALL-ASSET                                  GOVERNMENT
                                                                MODERATE      EUROPE 1.25X   FINANCIAL     LONG BOND      HEALTH
                                                             STRATEGY (ap)*     STRATEGY     SERVICES    1.2X STRATEGY     CARE
-----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $        1,055   $      5,048   $      --   $      30,692   $     (38)
   Net realized gain (loss) on investments in portfolio
     shares ..............................................           (3,338)      (734,592)   (421,768)        629,117    (276,787)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................           (3,946)       (14,657)     78,460         151,970      (4,215)
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       operations ........................................           (6,229)      (744,201)   (343,308)        811,779    (281,040)
-----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...               --        139,151       5,650           5,165          --
   Contract redemptions ..................................             (974)       (23,127)     (3,260)        (39,646)    (19,590)
   Net transfers .........................................          (38,434)        16,283     912,582         144,780     333,368
-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
       contract owners' transactions .....................          (39,408)       132,307     914,972         110,299     313,778
-----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............          (45,637)      (611,894)    571,664         922,078      32,738
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................           96,828        902,352     149,340         445,081     637,197
-----------------------------------------------------------------------------------------------------------------------------------
          Net assets, end of period ......................   $       51,191   $    290,458   $ 721,004   $   1,367,159   $ 669,935
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=======================================================================================================================
                                             RYDEX VARIABLE TRUST (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                          INVERSE                                 INVERSE
                                              INVERSE    GOVERNMENT    INVERSE      INVERSE       RUSSELL     INVERSE
   HEDGED       INTERNATIONAL                  DOW 2X     LONG BOND     MID-CAP   NASDAQ-100(R)     2000       S&P 500
   EQUITY      OPPORTUNITY (d)*   INTERNET    STRATEGY    STRATEGY     STRATEGY   STRATEGY (n)*   STRATEGY    STRATEGY
------------------------------------------------------------------------------------------------------------------------
$    5,682   $              --   $     --   $   15,087   $    2,816   $    800   $       3,871   $  4,988   $   18,701

        --                  --         --          150           --         --             130         --           --
------------------------------------------------------------------------------------------------------------------------
     5,682                  --         --       14,937        2,816        800           3,741      4,988       18,701
------------------------------------------------------------------------------------------------------------------------
  (196,122)             (3,420)   (84,109)    (415,485)    (226,731)    23,733         522,259    131,892    2,809,254

        --                  --         --      176,746           --         --              --         --           --

        --                  --         --      744,307           --         --              --         --           --
------------------------------------------------------------------------------------------------------------------------
  (196,122)             (3,420)   (84,109)     505,568     (226,731)    23,733         522,259    131,892    2,809,254
------------------------------------------------------------------------------------------------------------------------

    38,447             (11,097)    26,973      (40,414)      13,313     (9,515)         (8,482)   (20,161)     (24,311)
------------------------------------------------------------------------------------------------------------------------
$ (151,993)  $         (14,517)  $(57,136)  $  480,091   $ (210,602)  $ 15,018   $     517,518   $116,719   $2,803,644
========================================================================================================================

========================================================================================================================
                                            RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------
                                                          INVERSE                                INVERSE
                                             INVERSE     GOVERNMENT    INVERSE      INVERSE      RUSSELL     INVERSE
 HEDGED        INTERNATIONAL                  DOW 2X      LONG BOND    MID-CAP    NASDAQ-100(R)    2000      S&P 500
 EQUITY       OPPORTUNITY (d)*   INTERNET   STRATEGY      STRATEGY    STRATEGY   STRATEGY (n)*   STRATEGY    STRATEGY
------------------------------------------------------------------------------------------------------------------------
$    5,682   $              --   $     --   $   14,937   $    2,816   $    800   $       3,741   $  4,988   $   18,701
  (196,122)             (3,420)   (84,109)     505,568     (226,731)    23,733         522,259    131,892    2,809,254
    38,447             (11,097)    26,973      (40,414)      13,313     (9,515)         (8,482)   (20,161)     (24,311)
------------------------------------------------------------------------------------------------------------------------
  (151,993)            (14,517)   (57,136)     480,091     (210,602)    15,018         517,518    116,719    2,803,644
------------------------------------------------------------------------------------------------------------------------
    15,439               3,971     22,178      106,943        4,899         --             806        971        8,610
   (30,057)             (7,955)    (1,845)     (65,625)      (9,560)    (5,347)        (56,353)   (22,716)    (195,985)
  (617,633)            200,900   (396,736)  (1,073,433)     640,715    (21,301)       (622,678)   (40,586)  (2,136,070)
------------------------------------------------------------------------------------------------------------------------
  (632,251)            196,916   (376,403)  (1,032,115)     636,054    (26,648)       (678,225)   (62,331)  (2,323,445)
------------------------------------------------------------------------------------------------------------------------
  (784,244)            182,399   (433,539)    (552,024)     425,452    (11,630)       (160,707)    54,388      480,199
------------------------------------------------------------------------------------------------------------------------
 1,191,637                  --    484,472    1,049,179       57,073    115,559         322,408    312,812      412,689
------------------------------------------------------------------------------------------------------------------------
$  407,393   $         182,399   $ 50,933   $  497,155   $  482,525   $103,929   $     161,701   $367,200   $  892,888
========================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                                JAPAN 2      S&P 500 PURE   S&P 500 PURE                 MANAGED
                                                             STRATEGY (z)*   GROWTH (ab)*    VALUE (ac)*    LEISURE    FUTURES (e)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in
      portfolio shares ...................................   $       1,030   $         --   $      9,553   $      --   $         --
Expenses:
   Mortality and expense and administrative fees .........              --             --             89          61             --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) .................           1,030             --          9,464         (61)            --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ....................         (59,860)      (755,012)      (489,200)   (143,928)        (8,321)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............              --             --             --       5,122             --
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............              --             --        140,671      34,026             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in
            portfolio shares .............................         (59,860)      (755,012)      (348,529)   (104,780)        (8,321)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ....................           9,966         28,737         62,378      10,921        (49,755)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from
            operations ...................................   $     (48,864)  $   (726,275)  $   (276,687)  $ (93,920)  $    (58,076)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                                JAPAN 2      S&P 500 PURE   S&P 500 PURE                  MANAGED
                                                             STRATEGY (z)*   GROWTH (ab)*    VALUE (ac)*    LEISURE    FUTURES (e)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $       1,030   $         --   $      9,464   $     (61)  $         --
   Net realized gain (loss) on investments in
      portfolio shares ...................................         (59,860)      (755,012)      (348,529)   (104,780)        (8,321)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................           9,966         28,737         62,378      10,921        (49,755)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ......................................         (48,864)      (726,275)      (276,687)    (93,920)       (58,076)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...           6,656         28,071         40,189      24,097          5,658
   Contract redemptions ..................................         (68,640)       (44,527)       (39,820)     (2,777)        (3,884)
   Net transfers .........................................         266,348      1,595,004        384,345      80,278      2,227,349
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...................         204,364      1,578,548        384,714     101,598      2,229,123
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........         155,500        852,273        108,027       7,678      2,171,047
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................         118,955        591,500        231,044      64,112             --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ....................   $     274,455   $  1,443,773   $    339,071   $  71,790   $  2,171,047
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               S&P MID CAP    S&P MID CAP   MULTI-CAP
MID CAP 1.5X    400 PURE       400 PURE       CORE       NASDAQ-100(R)                                       PRECIOUS       REAL
 STRATEGY      GROWTH (ad)*   VALUE (ae)*    EQUITY     2X STRATEGY (o)*   NASDAQ-100(R)(p)*     NOVA         METALS       ESTATE
------------------------------------------------------------------------------------------------------------------------------------
$         --   $         --   $        --   $     606   $          1,119   $           2,753   $    1,086   $        --   $   5,791

         448             --            --          --                 84                 881          111             4          --
------------------------------------------------------------------------------------------------------------------------------------
        (448)            --            --         606              1,035               1,872          975            (4)      5,791
------------------------------------------------------------------------------------------------------------------------------------

    (497,298)      (371,060)     (702,373)     (8,656)        (2,320,279)         (1,023,629)    (419,913)   (1,313,497)   (864,695)

          --             --         9,255          36                 --                  --           --            --      14,934

          --             --        76,055           8                 --                  --           --            --      43,388
------------------------------------------------------------------------------------------------------------------------------------
    (497,298)      (371,060)     (617,063)     (8,612)        (2,320,279)         (1,023,629)    (419,913)   (1,313,497)   (806,373)
------------------------------------------------------------------------------------------------------------------------------------

      64,906         11,553          (212)     (6,052)           200,684              (4,892)      51,820       663,056      56,207
------------------------------------------------------------------------------------------------------------------------------------
$   (432,840)  $   (359,507)  $  (617,275)  $ (14,058)  $     (2,118,560)  $      (1,026,649)  $ (367,118)  $  (650,445)  $(744,375)
====================================================================================================================================

====================================================================================================================================
                                                  RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
               S&P MID CAP    S&P MID CAP   MULTI-CAP
MID CAP 1.5X    400 PURE       400 PURE        CORE       NASDAQ-100(R)                                      PRECIOUS       REAL
 STRATEGY      GROWTH (ad)*   VALUE (ae)*     EQUITY    2X STRATEGY (o)*   NASDAQ-100(R)(p)*     NOVA         METALS       ESTATE
------------------------------------------------------------------------------------------------------------------------------------
$       (448)  $         --   $        --   $     606   $          1,035   $           1,872  $      975   $         (4) $    5,791
    (497,298)      (371,060)     (617,063)     (8,612)        (2,320,279)         (1,023,629)   (419,913)    (1,313,497)   (806,373)

      64,906         11,553          (212)     (6,052)           200,684              (4,892)     51,820        663,056      56,207
------------------------------------------------------------------------------------------------------------------------------------
    (432,840)      (359,507)     (617,275)    (14,058)        (2,118,560)         (1,026,649)   (367,118)      (650,445)   (744,375)
------------------------------------------------------------------------------------------------------------------------------------

      22,881         40,819        38,929      10,465             23,973               9,843      27,826         67,300       6,068
     (48,883)      (135,273)     (135,635)       (151)          (137,185)             (8,125)     (8,526)      (230,476)    (28,431)
     372,285       (330,923)      716,016      (4,638)         2,133,195             478,758     (61,697)       602,875   1,029,773
------------------------------------------------------------------------------------------------------------------------------------

     346,283       (425,377)      619,310       5,676          2,019,983             480,476     (42,397)       439,699   1,007,410
------------------------------------------------------------------------------------------------------------------------------------
     (86,557)      (784,884)        2,035      (8,382)           (98,577)           (546,173)   (409,515)      (210,746)    263,035
------------------------------------------------------------------------------------------------------------------------------------
     548,348      1,161,903       308,051      29,033          2,955,723             875,243     708,239      2,626,017     182,420
------------------------------------------------------------------------------------------------------------------------------------
$    461,791   $    377,019   $   310,086   $  20,651   $      2,857,146   $         329,070  $  298,724   $  2,415,271  $  445,455
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                                           RUSSELL       RUSSELL
                                                                          2000 1.5X      2000 2X     S&P 500 2X        ALL CAP
                                                              RETAILING    STRATEGY      STRATEGY     STRATEGY     OPPORTUNITY (y)*
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .............................................   $       --   $      462   $     1,868   $        --   $             --
Expenses:
   Mortality and expense and administrative fees .........           --          426            --            88                 32
------------------------------------------------------------------------------------------------------------------------------------
      Net investment income (expense) ....................           --           36         1,868           (88)               (32)
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in
   portfolio shares:
   Net realized gains (losses) on sales of
      investments in portfolio shares ....................      (87,077)    (118,169)     (576,379)   (1,910,518)          (202,390)
   Net realized short-term capital gain distributions
      from investments in portfolio shares ...............           --           --            --            --              1,138
   Net realized long-term capital gain distributions
      from investments in portfolio shares ...............          161           --            --            --                782
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments
            in portfolio shares ..........................      (86,916)    (118,169)     (576,379)   (1,910,518)          (200,470)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)
   of investments in portfolio shares ....................       22,999       17,390        95,169        45,535           (178,518)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
            from operations ..............................   $  (63,917)  $ (100,743)  $  (479,342)  $(1,865,071)  $       (379,020)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                RYDEX VARIABLE TRUST (CONTINUED)
                                                             -----------------------------------------------------------------------
                                                                            RUSSELL      RUSSELL
                                                                           2000 1.5X     2000 2X     S&P 500 2X         ALL CAP
                                                             RETAILING     STRATEGY      STRATEGY     STRATEGY     OPPORTUNITY (y)*
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $       --   $       36   $     1,868   $       (88)  $            (32)
   Net realized gain (loss) on investments in portfolio
      shares .............................................      (86,916)    (118,169)     (576,379)   (1,910,518)          (200,470)
   Net change in unrealized appreciation (depreciation)
      of investments in portfolio shares .................       22,999       17,390        95,169        45,535           (178,518)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         operations ......................................      (63,917)    (100,743)     (479,342)   (1,865,071)          (379,020)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ...        2,499          338       114,413        27,309             61,783
   Contract redemptions ..................................      (25,467)      (2,192)      (19,430)      (61,399)           (28,692)
   Net transfers .........................................      114,181      536,018       448,173     1,453,044           (545,900)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ...................       91,213      534,164       543,156     1,418,954           (512,809)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ...........       27,296      433,421        63,814      (446,117)          (891,829)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................       25,517      130,482       623,576     1,135,551          1,334,029
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period ....................   $   52,813   $  563,903   $   687,390   $   689,434   $        442,200
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  U.S.
S&P SMALL CAP   S&P SMALL CAP   STRENGTHENING                                                  GOVERNMENT                WEAKENING
  600 PURE        600 PURE        DOLLAR 2X                       TELE-                          MONEY                    DOLLAR
GROWTH (af)*     VALUE (ag)*      STRATEGY      TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION     MARKET     UTILITIES   2X STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$          --   $       8,504   $          --   $       --   $          415   $           --   $  227,903   $   6,126   $        --

           --              54              --          506               20               34        1,991           4            --
------------------------------------------------------------------------------------------------------------------------------------
           --           8,450              --         (506)             395              (34)     225,912       6,122            --
------------------------------------------------------------------------------------------------------------------------------------

     (590,546)       (487,666)        117,305     (266,041)        (141,466)        (275,710)          --    (383,064)     (147,879)

           --              --              --       73,362           21,516               --           --       9,892            --

           --              --              --          514           17,222            8,250           --       6,317            --
------------------------------------------------------------------------------------------------------------------------------------
     (590,546)       (487,666)        117,305     (192,165)        (102,728)        (267,460)          --    (366,855)     (147,879)
------------------------------------------------------------------------------------------------------------------------------------

      128,290         140,197         (54,566)       8,798           22,403           42,211           --      96,663        18,338
------------------------------------------------------------------------------------------------------------------------------------
$    (462,256)  $    (339,019)  $      62,739   $ (183,873)  $      (79,930)  $     (225,283)  $  225,912   $(264,070)  $  (129,541)
====================================================================================================================================

====================================================================================================================================
                                                 RYDEX VARIABLE TRUST (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  U.S.
S&P SMALL CAP   S&P SMALL CAP   STRENGTHENING                                                  GOVERNMENT               WEAKENING
  600 PURE        600 PURE        DOLLAR 2X                      TELE-                           MONEY                    DOLLAR
GROWTH (af)*     VALUE (ag)*      STRATEGY     TECHNOLOGY   COMMUNICATIONS   TRANSPORTATION      MARKET     UTILITIES   2X STRATEGY
------------------------------------------------------------------------------------------------------------------------------------
$          --   $       8,450   $          --  $     (506)  $          395   $          (34)  $   225,912  $    6,122  $         --
     (590,546)       (487,666)        117,305    (192,165)        (102,728)        (267,460)           --    (366,855)     (147,879)

      128,290         140,197         (54,566)      8,798           22,403           42,211            --      96,663        18,338
------------------------------------------------------------------------------------------------------------------------------------
     (462,256)       (339,019)         62,739    (183,873)         (79,930)        (225,283)      225,912    (264,070)     (129,541)
------------------------------------------------------------------------------------------------------------------------------------
       62,854          46,820          11,832       2,499               --            2,500    20,336,588      39,005         6,457
      (70,751)        (44,968)         (8,662)     (2,273)          (4,597)          (9,911)   (6,706,067)    (40,882)       (2,873)
    1,817,318         477,427         427,956     228,244         (196,626)         437,820      (482,004)    432,940       337,130
------------------------------------------------------------------------------------------------------------------------------------

    1,809,421         479,279         431,126     228,470         (201,223)         430,409    13,148,517     431,063       340,714
------------------------------------------------------------------------------------------------------------------------------------
    1,347,165         140,260         493,865      44,597         (281,153)         205,126    13,374,429     166,993       211,173
------------------------------------------------------------------------------------------------------------------------------------
      734,801         454,129         283,214     278,292          369,935          122,655    15,160,578   1,298,448       294,092
------------------------------------------------------------------------------------------------------------------------------------
$   2,081,966   $     594,389   $     777,079  $  322,889   $       88,782   $      327,781   $28,535,007  $1,465,441  $    505,265
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                        T. ROWE
                                                                                                                         PRICE
                                                                                                                        EQUITY
                                                                              SELIGMAN PORTFOLIOS                       SERIES
                                                             ------------------------------------------------------   ------------
                                                             COMMUNICATIONS                              SMALLER-
                                                                  AND           GLOBAL     LARGE-CAP        CAP        BLUE CHIP
                                                              INFORMATION     TECHNOLOGY   VALUE (d)*    VALUE (d)*    GROWTH II
----------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio
      shares .............................................   $           --   $       --   $    1,180   $        --   $     5,535
Expenses:
   Mortality and expense and administrative fees .........              278           81           --            --            --
----------------------------------------------------------------------------------------------------------------------------------
        Net investment income (expense) ..................             (278)         (81)       1,180            --         5,535
----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio
   shares:
   Net realized gains (losses) on sales of investments in
     portfolio shares ....................................          (41,686)     (96,023)      (3,953)     (167,483)     (415,146)
   Net realized short-term capital gain distributions
     from investments in portfolio shares ................               --           --           --        31,629            --
   Net realized long-term capital gain distributions
     from investments in portfolio shares ................               --           --           --       192,507            --
----------------------------------------------------------------------------------------------------------------------------------
        Net realized gain (loss) on investments in
          portfolio shares ...............................          (41,686)     (96,023)      (3,953)       56,653      (415,146)
----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares .......................         (178,942)     (39,213)     (12,797)      (36,119)   (2,238,621)
----------------------------------------------------------------------------------------------------------------------------------
        Net increase (decrease) in net assets from
           operations ....................................   $     (220,906)  $ (135,317)  $  (15,570)  $    20,534   $(2,648,232)
==================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                                                        T. ROWE
                                                                                                                         PRICE
                                                                                                                        EQUITY
                                                                              SELIGMAN PORTFOLIOS                       SERIES
                                                             ------------------------------------------------------   ------------
                                                             COMMUNICATIONS                              SMALLER-
                                                                   AND          GLOBAL     LARGE-CAP        CAP        BLUE CHIP
                                                              INFORMATION     TECHNOLOGY   VALUE (d)*    VALUE (d)*    GROWTH II
----------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) .......................   $         (278)  $      (81)  $    1,180   $        --   $     5,535
   Net realized gain (loss) on investments in portfolio
     shares ..............................................          (41,686)     (96,023)      (3,953)       56,653      (415,146)
   Net change in unrealized appreciation (depreciation)
     of investments in portfolio shares ..................         (178,942)     (39,213)     (12,797)      (36,119)   (2,238,621)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from
        operations .......................................         (220,906)    (135,317)     (15,570)       20,534    (2,648,232)
----------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage)....           56,846       94,406      112,013          (303)    1,050,424
   Contract redemptions ..................................          (36,431)      (5,593)        (108)       (6,523)     (238,204)
   Net transfers .........................................          145,698     (183,366)       4,132       408,549       (91,831)
----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) in net assets from contract
       owners' transactions ..............................          166,113      (94,553)     116,037       401,723       720,389
----------------------------------------------------------------------------------------------------------------------------------
       Net increase (decrease) in net assets .............          (54,793)    (229,870)     100,467       422,257    (1,927,843)
----------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ..........................          451,362      307,356           --            --     5,646,558
----------------------------------------------------------------------------------------------------------------------------------
         Net assets, end of period .......................   $      396,569   $   77,486   $  100,467   $   422,257   $ 3,718,715
==================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

====================================================================================================================================
                                               THIRD
       T. ROWE                 T. ROWE         AVENUE
     PRICE EQUITY            PRICE FIXED      VARIABLE
   SERIES (CONTINUED)       INCOME SERIES   SERIES TRUST                       VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------   -------------   ------------   -------------------------------------------------------------------------
  EQUITY        HEALTH      LIMITED-TERM                     MULTI-MANAGER                    EMERGING         HARD        REAL
INCOME II     SCIENCES II      BOND II         VALUE       ALTERNATIVES (x)*      BOND         MARKETS        ASSETS      ESTATE
------------------------------------------------------------------------------------------------------------------------------------
$   109,582   $        --   $      13,463   $     51,370    $            303   $   182,286   $        --   $    11,485  $    83,583

         --            --              --          1,025                  --           116         1,764           151          361
------------------------------------------------------------------------------------------------------------------------------------
    109,582           --           13,463         50,345                 303       182,170        (1,764)       11,334       83,222
------------------------------------------------------------------------------------------------------------------------------------

   (377,853)     (139,711)         (5,179)    (1,509,935)            (49,228)      (11,204)   (2,010,258)     (510,250)    (786,259)

      6,634         9,263              --         32,237                  --            --       168,955       230,771       41,791
    130,468         6,617              --        990,993               9,711            --       826,800       398,159      228,061
------------------------------------------------------------------------------------------------------------------------------------
   (240,751)     (123,831)         (5,179)      (486,705)            (39,517)      (11,204)   (1,014,503)      118,680     (516,407)
------------------------------------------------------------------------------------------------------------------------------------

 (2,027,656)     (419,821)        (10,557)    (2,741,377)            (16,205)     (119,924)     (465,887)   (2,361,224)    (775,026)
------------------------------------------------------------------------------------------------------------------------------------
$(2,158,825)  $  (543,652)  $      (2,273)  $ (3,177,737)  $         (55,419)  $    51,042   $(1,482,154)  $(2,231,210) $(1,208,211)
====================================================================================================================================

====================================================================================================================================
                                               THIRD
       T. ROWE                 T. ROWE         AVENUE
     PRICE EQUITY            PRICE FIXED      VARIABLE
   SERIES (CONTINUED)       INCOME SERIES   SERIES TRUST                       VAN ECK WORLDWIDE INSURANCE TRUST
-------------------------   -------------   ------------   -------------------------------------------------------------------------
  EQUITY        HEALTH      LIMITED-TERM                     MULTI-MANAGER                    EMERGING         HARD         REAL
INCOME II     SCIENCES II      BOND II         VALUE       ALTERNATIVES (x)*      BOND         MARKETS        ASSETS       ESTATE
------------------------------------------------------------------------------------------------------------------------------------
$   109,582   $        --   $      13,463    $    50,345   $             303   $   182,170   $    (1,764)  $    11,334   $   83,222
   (240,751)     (123,831)         (5,179)      (486,705)            (39,517)      (11,204)   (1,014,503)      118,680     (516,407)

 (2,027,656)     (419,821)        (10,557)    (2,741,377)            (16,205)     (119,924)     (465,887)   (2,361,224)    (775,026)
------------------------------------------------------------------------------------------------------------------------------------
 (2,158,825)     (543,652)         (2,273)    (3,177,737)            (55,419)       51,042    (1,482,154)   (2,231,210)  (1,208,211)
------------------------------------------------------------------------------------------------------------------------------------

  1,031,657       293,068         138,673        540,268               5,173       238,615       200,217       466,362      366,216
   (293,938)      (56,913)        (22,737)      (268,237)            (14,736)     (197,341)      (62,328)     (178,364)     (63,410)
  1,344,315       (71,577)        821,144       (733,312)            275,097       237,715    (1,698,741)     (405,297)     (88,580)
------------------------------------------------------------------------------------------------------------------------------------

  2,082,034       164,578         937,080       (461,281)            265,534       278,989    (1,560,852)     (117,299)     214,226
------------------------------------------------------------------------------------------------------------------------------------
    (76,791)     (379,074)        934,807     (3,639,018)            210,115       330,031    (3,043,006)   (2,348,509)    (993,985)
------------------------------------------------------------------------------------------------------------------------------------
  4,153,406     1,659,157         103,841      7,683,814             317,969     2,143,323     3,526,630     4,627,016    1,989,956
------------------------------------------------------------------------------------------------------------------------------------
$ 4,076,615   $ 1,280,083   $   1,038,648    $ 4,044,796   $         528,084   $ 2,473,354   $   483,624   $ 2,278,507   $  995,971
====================================================================================================================================

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
STATEMENT OF OPERATIONS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                       VANGUARD VARIABLE INSURANCE FUND (d)*
                                                                      --------------------------------------------------------------
                                                                                  CAPITAL   DIVERSIFIED    EQUITY
                                                                      BALANCED    GROWTH       VALUE        INDEX     INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
Investment income:
   Income dividends from investments in portfolio shares ..........   $     --  $       --  $        --  $        --  $          --
Expenses:
   Mortality and expense and administrative fees ..................         --          --           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
         Net investment income (expense) ..........................         --          --           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments in portfolio shares:
   Net realized gains (losses) on sales of investments
      in portfolio shares .........................................        (42)    (62,205)        (233)     (68,987)       (48,217)
   Net realized short-term capital gain distributions from
       investments in portfolio shares ............................         --          --           --           --             --
   Net realized long-term capital gain distributions from
      investments in portfolio shares .............................         --          --           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
         Net realized gain (loss) on investments in portfolio
            shares ................................................        (42)    (62,205)        (233)     (68,987)       (48,217)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
   investments in portfolio shares ................................      1,019    (147,751)     (84,590)    (459,778)      (187,639)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets from operations ....   $    977  $ (209,956) $   (84,823) $  (528,765) $    (235,856)
====================================================================================================================================

STATEMENT OF CHANGES IN NET ASSETS - CONTINUED

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================
                                                                                       VANGUARD VARIABLE INSURANCE FUND (d)*
                                                                      --------------------------------------------------------------
                                                                                  CAPITAL   DIVERSIFIED    EQUITY
                                                                      BALANCED    GROWTH       VALUE        INDEX     INTERNATIONAL
------------------------------------------------------------------------------------------------------------------------------------
Changes from operations:
   Net investment income (expense) ................................   $     --  $       --  $        --  $        --  $          --
   Net realized gain (loss) on investments in portfolio shares ....        (42)    (62,205)        (233)     (68,987)       (48,217)
   Net change in unrealized appreciation (depreciation) of
      investments in portfolio shares .............................      1,019    (147,751)     (84,590)    (459,778)      (187,639)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from operations .......        977    (209,956)     (84,823)    (528,765)      (235,856)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners transactions:
   Net contract purchase payments (including breakage) ............     52,206     248,045      279,895    1,701,415        357,718
   Contract redemptions ...........................................       (533)     (1,117)        (877)      (2,792)        (1,717)
   Net transfers ..................................................     41,254     441,788      124,522    1,018,596        468,365
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets from
         contract owners' transactions ............................     92,927     688,716      403,540    2,717,219        824,366
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets ....................     93,904     478,760      318,717    2,188,454        588,510
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of period ...................................         --          --           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
            Net assets, end of period .............................   $ 93,904  $  478,760  $   318,717  $ 2,188,454  $     588,510
====================================================================================================================================

*     See Footnote 8 for details.

   The accompanying notes are an integral part of these financial statements.

=============================================================================================================
 VANGUARD VARIABLE INSURANCE FUND (CONTINUED) (d)*         WELLS FARGO ADVANTAGE VT FUNDS
----------------------------------------------------   -------------------------------------
                             TOTAL         TOTAL
SHORT-TERM      SMALL         BOND         STOCK                                  SMALL-MID
INVESTMENT     COMPANY       MARKET        MARKET                                    CAP         COMBINED
  GRADE        GROWTH        INDEX         INDEX       DISCOVERY    OPPORTUNITY     VALUE          TOTAL
--------------------------------------------------------------------------------------------   --------------
$        --   $       --   $        --   $        --   $       --   $     9,382   $       --   $   8,349,248
         --           --            --            --        2,819           745           --          42,951
--------------------------------------------------------------------------------------------   --------------
         --           --            --            --       (2,819)        8,637           --       8,306,297
--------------------------------------------------------------------------------------------   --------------

     (8,183)         (19)       (4,320)      (43,176)    (122,295)     (185,482)      (1,483)    (49,432,668)

         --           --            --            --           --        32,589          169       2,730,043

         --           --            --            --           --        78,155        1,033       9,858,996
--------------------------------------------------------------------------------------------   --------------
     (8,183)         (19)       (4,320)      (43,176)    (122,295)      (74,738)        (281)    (36,843,629)
--------------------------------------------------------------------------------------------   --------------

    (73,364)     (15,836)       69,672      (150,802)    (243,438)     (145,689)      (2,305)    (53,537,541)
--------------------------------------------------------------------------------------------   --------------
$   (81,547)  $  (15,855)  $    65,352   $  (193,978)  $ (368,552)  $  (211,790)  $   (2,586)  $ (82,074,873)
============================================================================================   ==============

=============================================================================================================
 VANGUARD VARIABLE INSURANCE FUND (CONTINUED) (d)*         WELLS FARGO ADVANTAGE VT FUNDS
----------------------------------------------------   -------------------------------------
                             TOTAL         TOTAL
SHORT-TERM      SMALL         BOND         STOCK                                  SMALL-MID
INVESTMENT     COMPANY       MARKET        MARKET                                    CAP         COMBINED
  GRADE        GROWTH        INDEX         INDEX       DISCOVERY    OPPORTUNITY     VALUE          TOTAL
--------------------------------------------------------------------------------------------   --------------
$        --   $       --   $        --   $        --   $   (2,819)  $     8,637   $       --   $   8,306,297
     (8,183)         (19)      (43,320)      (43,176)    (122,295)      (74,738)        (281)    (36,843,629)

    (73,364)     (15,836)       69,672      (150,802)    (243,438)     (145,689)      (2,305)    (53,537,541)
--------------------------------------------------------------------------------------------   --------------
    (81,547)     (15,855)       65,352      (193,978)    (368,552)     (211,790)      (2,586)    (82,074,873)
--------------------------------------------------------------------------------------------   --------------

  1,774,236       58,314     1,685,560       365,248       20,081        26,266        3,843     146,338,334
     (2,781)        (158)       (2,592)       (1,550)     (35,670)       (6,243)         (80)    (34,222,129)
    334,411       21,537       309,226       721,744     (289,889)       72,129        2,066           6,897
--------------------------------------------------------------------------------------------   --------------

  2,105,866       79,693     1,992,194     1,085,442     (305,478)       92,152        5,829     112,123,102
--------------------------------------------------------------------------------------------   --------------
  2,024,319       63,838     2,057,546       891,464     (674,030)     (119,638)       3,243      30,048,229
--------------------------------------------------------------------------------------------   --------------
         --           --            --            --      984,840       344,672           --     334,330,301
--------------------------------------------------------------------------------------------   --------------
$ 2,024,319   $   63,838   $ 2,057,546   $   891,464   $  310,810   $   225,034   $    3,243   $ 364,378,530
============================================================================================   ==============

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2009 AND 2008

================================================================================

(1)   GENERAL

      Jefferson National Life Annuity Account G ("Account G") was established on January 18, 1996 by the Jefferson National Life Insurance Company ("Company"), a wholly-owned subsidiary of Jefferson National Financial Corporation ("JNFC"), and commenced operations on April 29, 1998. Account G is used as a funding vehicle for several flexible premium deferred annuity contracts issued by the Company. The products that are funded through Account G are Monument, Monument Advisor AK AZ CA CO FL MI MO OH SC ("Monument Advisor Limited") and Monument Advisor, which are registered under the Securities Act of 1933. Account G is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of Account G are included in the operations of the Company pursuant to the provisions of the Texas Insurance Code.

      JNF Advisors, Inc. ("JNF") was established in January 2007 as a registered investment adviser and is 100% owned by JNFC. JNF serves as adviser to the Northern Lights JNF portfolios, but sub-advises the investment management of these portfolios to an unaffiliated registered investment adviser.

      Various lawsuits against the Company may arise in the ordinary course of the Company's business. Contingent liabilities arising from ordinary course litigation, income taxes and other matters are not expected to be material in relation to the financial position of the Company. The purchase agreement between Inviva and Conseco contained a provision that the Company would be indemnified by Conseco Life of Texas for all cases known as of the acquisition and for certain other matters

      Currently, however, there are no legal proceedings to which Account G is a party or to which the assets of Account G are subject. Neither the Company nor Jefferson National Financial Securities Corporation, the distributor of the Account G's contracts, is involved in any litigation that is of material importance in relation to their total assets or that relates to Account G.

      The following Variable Account investment options are available with only certain variable annuities offered through Account G.:

AIM VARIABLE INSURANCE FUNDS
      Basic Value Fund Series II
      Capital Development Series I
      Core Equity Fund Series I
      Financial Services Fund Series I
      Global Health Care Fund Series I
      Global Real Estate Fund Series I
      Government Securities Series I
      High Yield Fund Series I
      International Growth Series I
      Mid Cap Core Equity Fund Series II
      Technology Fund Series I

THE ALGER PORTFOLIOS
      Capital Appreciation Portfolio
      LargeCap Growth Portfolio
      MidCap Growth Portfolio

ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.
      Growth and Income Portfolio - Class A
      International Growth Portfolio - Class B
      International Value Portfolio - Class B
      Small Cap Growth Portfolio - Class B
      Small-Mid Cap Value Portfolio - Class B

ALPS VARIABLE INSURANCE TRUST
      AVS Listed Private Equity Portfolio - Class II

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
      Balanced Fund
      Income & Growth Fund
      Inflation Protection Fund
      International Fund
      Large Company Value Fund
      Mid Cap Value Fund
      Ultra Fund
      Value Fund
      Vista Fund

CREDIT SUISSE TRUST
      Commodity Return Strategy Portfolio

DIREXION INSURANCE TRUST
      Dynamic VP HY Bond Fund

THE DREYFUS INVESTMENT PORTFOLIOS
      Small Cap Stock Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
DREYFUS STOCK INDEX FUND
DREYFUS VARIABLE INVESTMENT FUND
      International Value Portfolio

FEDERATED INSURANCE SERIES
      Capital Income Fund II
      High Income Bond Fund II
      International Equity Fund II (to be liquidated March 2010)
      Kaufmann Fund II
      Market Opportunity Fund II (to be liquidated March 2010)

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST - CLASS II
      Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
      Ibbotson Balanced ETF Asset Allocation Portfolio
      Ibbotson Conservative ETF Asset Allocation Portfolio
      Ibbotson Growth ETF Asset Allocation Portfolio
      Ibbotson Income & Growth ETF Asset Allocation Portfolio

FIRST EAGLE VARIABLE FUNDS
      Overseas Variable Fund

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCT TRUST
      Global Real Estate Securities II Fund
      High Income Securities II Fund
      Income Securities II Fund
      Mutual Share Securities II Fund
      Strategic Income Securities II Fund
      Templeton Global Bond Securities II Fund
      U.S. Government II Fund

IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.
      Asset Strategy Portfolio
      Balanced Portfolio
      Bond Portfolio
      Dividend Opportunities Portfolio
      Energy Portfolio
      Growth Portfolio
      High Income Portfolio
      Mid Cap Growth Portfolio
      Science and Technology Portfolio
      Value Portfolio

JANUS ASPEN SERIES - INSTITUTIONAL SHARES
      Balanced Portfolio
      Enterprise Portfolio
      Forty Portfolio
      Global Life Sciences Portfolio (to be liquidated April 2010) Growth and Income Portfolio (to be liquidated April 2010)
      Janus Portfolio
      Overseas Portfolio
      Perkins Mid Cap Value Portfolio
      Worldwide Portfolio

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

JANUS ASPEN SERIES - SERVICE SHARES
      INTECH Risk-Managed Core Portfolio (to be liquidated April 2010)

LAZARD RETIREMENT SERIES, INC.
      Emerging Markets Portfolio
      International Equity Portfolio
      US Small-Mid Cap Equity Portfolio
      US Strategic Equity Portfolio

LEGG MASON PARTNERS VARIABLE EQUITY TRUST
      ClearBridge Aggressive Growth Portfolio
      ClearBridge Equity Income Builder Portfolio
      ClearBridge Fundamental Value Portfolio
      ClearBridge Large Cap Growth Portfolio

LEGG MASON PARTNERS VARIABLE INCOME TRUST
      Western Asset Global High Yield Bond Portfolio
      Western Asset Strategic Bond Portfolio

LORD ABBETT SERIES FUND, INC.
      America's Value Portfolio
      Bond Debenture Portfolio
      Growth and Income Portfolio
      International Portfolio
      Large Cap Core Portfolio

NATIONWIDE VARIABLE INSURANCE TRUST
      Bond Index Fund
      International Index Fund
      Mid Cap Index Fund
      S&P 500 Index Fund
      Small Cap Index Fund

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
      Mid-Cap Growth Portfolio
      Partners Portfolio
      Regency Portfolio
      Short Duration Bond Portfolio
      Small-Cap Growth Portfolio
      Socially Responsive Portfolio

NORTHERN LIGHTS VARIABLE TRUST
      Changing Parameters Portfolio
      JNF Balanced Portfolio
      JNF Equity Portfolio
      JNF Loomis Sayles Bond Portfolio (to be liquidated February 2010) JNF Money Market Portfolio

PIMCO VARIABLE INSURANCE TRUST
      All Asset Portfolio
      CommodityRealReturn Strategy Portfolio
      Emerging Markets Bond Portfolio
      Foreign Bond US Dollar Hedged Portfolio
      Foreign Bond US Dollar Unhedged Portfolio
      Global Bond Unhedged Portfolio
      High Yield Portfolio
      Long Term US Government Portfolio
      Low Duration Portfolio
      Real Return Portfolio
      Short-Term Portfolio
      Total Return Portfolio

PIONEER VARIABLE CONTRACTS TRUST
      Bond Portfolio
      Cullen Value Portfolio
      Emerging Markets Portfolio
      Equity Income Portfolio
      Fund Portfolio
      High Yield Portfolio
      Mid Cap Value Portfolio
      Strategic Income Portfolio

ROYCE CAPITAL FUND
      Micro-Cap Portfolio
      Small-Cap Portfolio

RYDEX VARIABLE TRUST
      CLS AdvisorOne Amerigo Fund
      CLS AdvisorOne Clermont Fund
      All-Asset Aggressive Strategy Fund
      All-Asset Conservative Strategy Fund
      All-Asset Moderate Strategy Fund
      All-Cap Opportunity Fund
      Alternative Strategies Allocation Fund
      Banking Fund
      Basic Materials Fund
      Biotechnology Fund
      Commodities Strategy Fund
      Consumer Products Fund
      Dow 2X Strategy Fund
      Electronics Fund
      Energy Fund
      Energy Services Fund
      Europe 1.25X Strategy Fund
      Financial Services Fund
      Government Long Bond 1.2X Strategy Fund
      Health Care Fund
      International Opportunity Fund
      Internet Fund
      Inverse Dow 2X Strategy Fund
      Inverse Government Long Bond Strategy Fund
      Inverse Mid-Cap Strategy Fund
      Inverse NASDAQ-100(R) Strategy Fund
      Inverse Russell 2000(R) Strategy Fund
      Inverse S&P 500 Strategy Fund
      Japan 2X Strategy Fund
      Leisure Fund
      Managed Futures Fund
      Mid Cap 1.5X Strategy Fund
      Multi-Cap Core Equity Fund
      Multi-Hedge Strategies Fund
      NASDAQ-100(R) Fund
      NASDAQ-100(R) 2X Strategy Fund
      Nova Fund
      Precious Metals Fund
      Real Estate Fund
      Retailing Fund
      Russell 2000(R) 1.5X Strategy Fund
      Russell 2000(R) 2X Strategy Fund
      S&P 500 2X Strategy Fund
      S&P 500 Pure Growth Fund
      S&P 500 Pure Value Fund
      S&P MidCap 400 Pure Growth Fund
      S&P MidCap 400 Pure Value Fund
      S&P SmallCap 600 Pure Growth Fund
      S&P SmallCap 600 Pure Value Fund
      Strengthening Dollar 2X Strategy Fund
      Technology Fund
      Telecommunications Fund
      Transportation Fund
      U.S. Government Money Market Fund
      Utilities Fund
      Weakening Dollar 2X Strategy Fund

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

SELIGMAN PORTFOLIOS, INC.,
      Communications and Information Portfolio - Class 2
      Global Technology Portfolio - Class 2
      Large-Cap Value Portfolio - Class 1
      Smaller-Cap Value Portfolio - Class 1

T. ROWE PRICE EQUITY SERIES, INC.
      Blue Chip Growth Portfolio II
      Equity Income Portfolio II
      Health Sciences Portfolio II

T. ROWE PRICE FIXED INCOME SERIES, INC.
      Limited-Term Bond Portfolio II

THIRD AVENUE VARIABLE SERIES TRUST
      Value Portfolio

VAN ECK WORLDWIDE INSURANCE TRUST
      Bond Fund
      Emerging Markets Fund
      Hard Assets Fund
      Multi-Manager Alternatives Fund

VANGUARD VARIABLE INSURANCE FUND
      Balanced Portfolio
      Capital Growth Portfolio
      Diversified Value Portfolio
      Equity Income Portfolio
      Equity Index Portfolio
      Growth Portfolio
      High Income Bond Portfolio
      International Portfolio
      Mid-Cap Index Portfolio
      REIT Index Portfolio
      Short-Term Investment Grade Portfolio
      Small Company Growth Portfolio
      Total Bond Market Index Portfolio
      Total Stock Market Index Portfolio

WELLS FARGO ADVANTAGE VT FUNDS
      Discovery Fund
      Opportunity Fund
      Small-Mid Cap Value Fund

(2)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

      The financial statements are prepared in accordance with Generally Accepted Accounting Principles in the United States of America (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

ACCOUNTING CHANGES

      In June 2009, the Financial Accounting Standards Board ("FASB") issued FASB Accounting Standards Codification ("ASC") effective for certain financial statements issued for interim and annual periods ending after December 15, 2009. The ASC identifies the sources of accounting principles and the framework for selecting the principles used in the preparation of financial statements of nongovernmental entities that are presented in conformity with GAAP. In accordance with the ASC, references to previously issued accounting standards have been replaced by ASC references. Subsequent revisions to GAAP will be incorporated into the ASC through Accounting Standards Updates ("ASU").

      Account G adopted the provisions of ASC 740 (formerly FASB Interpretation No. 48), "Accounting for Uncertainty in Income Taxes", on January 1, 2009. The guidance establishes for all entities, including pass-through entities such as Account G, a minimum threshold for financial statement recognition of the benefit of positions taken in tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain disclosures related to uncertain tax positions. The implementation of ASC 740 had no impact on Account G's financial statements. Account G does not believe it has taken any material uncertain tax positions and, accordingly, it has not recorded any liability for uncertain tax positions or incurred any unrecognized tax benefits.

      In September 2009, the FASB amended ASC-820 "Fair Value Measurements and Disclosures" with ASU No. 2009-12, "Investments in Certain Entities That Calculate Net Asset Value per Share (or its Equivalent)." This ASU provides amendments for the fair value measurement of investments to create a practical expedient to measure the fair value of an investment in certain entities on the basis of the net asset value per share of the investment (or its equivalent) determined as of the reporting entity's measurement date. Therefore, certain attributes of the investment (such as restrictions on redemption) and transaction prices from principal-to-principal or brokered transactions will not be considered in measuring the fair value of the investment if the practical expedient is used. The amendment in this ASU also requires disclosures by major category of investment about the attributes of those investments, such as the nature of any restrictions on the investor's ability to redeem its investments at measurement date, any unfunded commitments, and the investment strategies of the investees. The amendments in this ASU are effective for interim and annual periods ending after December 15, 2009. The adoption of ASU No. 2009-12, did not have a significant impact to Account G's financial position or results of operations.

INVESTMENT VALUATION, TRANSACTIONS AND INCOME

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the investment fund managers. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. Account G does not hold any investments that are restricted as to resale.

      Investment income and net realized capital gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation period based on each contract's pro rata share of the assets of Account G as of the beginning of the valuation period.

FEDERAL INCOME TAXES

      No provision for federal income taxes has been made in the accompanying financial statements because the operations of Account G are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and realized capital gains (losses) are retained in Account G and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

      Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (expense) and net real-

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

ized gains (losses) and unrealized appreciation (depreciation) on investments.

      Net assets allocated to contract owners' life contingent annuity payment reserves are computed according to the A2000 Annuitant Mortality Table. The standard assumed investment return is 3 percent or 5 percent based upon annuitant's selection. The mortality risk for life contingent payments is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company. These transfers are included in the Net Transfer line of the accompanying Statement of Changes in Net Assets.

NET TRANSFERS

      The Net Transfers line of the accompanying Statement of Changes in Net Assets is comprised of the net of any transfers into or from the fund from any other funds within this product plus any transfer of mortality risk as defined in the Annuity Reserves section above.

BREAKAGE

      Breakage is defined as the gain or loss resulting from the differences between the transaction effective and processing dates. This amount is included in the Net contract purchase payments line in the accompanying Statement of Changes in Net Assets. Breakage resulted in income of $127,354 for the year ended December 31, 2009 and an expense of $8,599 for the year ended December 31, 2008.

(3)   FINANCIAL INSTRUMENTS AND FAIR VALUE

      On January 1, 2008, Account G adopted ASC-820, "Fair Value Measurements and Disclosures" ("ASC-820") formerly Statement of Financial Accounting Standards No. 157. ASC-820 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. Under this standard, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. ASC-820 establishes a hierarchy for inputs to be used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most unobservable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset developed based on market data obtained from sources independent of Account G. Unobservable inputs are inputs that reflect Account G's assumptions about the assumptions market participants would use in pricing the asset based on the best information available in the circumstances. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

      o  Level 1-    Observable inputs are unadjusted, quoted prices for
                     identical assets or liabilities in active markets at the measurement date. Level 1 securities include highly liquid
                     U.S. Treasury securities, certain common stocks, and mutual funds.

     o   Level 2-    Observable inputs other than quoted prices included in
                     Level 1 that are observable for the asset or liability through corroboration with market data at the measurement date. Most debt securities, preferred stocks, certain equity securities, short-term investments and derivatives are model priced using observable inputs and are classified with Level 2.

     o   Level 3-    Unobservable inputs that reflect management's best estimate of what market participants would use in pricing the asset or liability at the measurement date. Examples of Level 3 assets include investments in limited partnerships.

      Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective fund manger. Account G includes these prices in the amounts disclosed in Level 1 of the hierarchy.

      The following table presents our assets and liabilities that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                          FAIR VALUE MEASUREMENTS USING
--------------------------------------------------------------------------------
                                         Quoted
                                        prices in     Significant
                                     Active Markets      Other       Significant
                                     for Identical    Observable    Unobservable
                      Total As of       Assets          Inputs         Inputs
                      12/31/2009       (Level 1)       (Level 2)      (Level 3)
--------------------------------------------------------------------------------
Assets:
--------------------------------------------------------------------------------
   Mutual
   Funds              $524,257,960    $524,257,960             --           --
--------------------------------------------------------------------------------
                      $524,257,960    $524,257,960             --           --
                     ===========================================================

(4)   PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

      The aggregate cost of purchases of investments in portfolio shares was $2,265,079,160 and $1,873,838,596 for the years ended December 31, 2009 and
2008, respectively. The aggregate proceeds from sales of investments in portfolio shares were $2,163,655,561 and $1,740,820,293 for the years ended December 31, 2009 and 2008, respectively.

(5)   DEDUCTIONS AND EXPENSES

      Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

      The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

      The Company deducts a monthly subscription charge of $20.00 to issue and administer each Monument Advisor and Monument Advisor Limited contract. These fees were $574,711 and $441,319 for the years ended December 31, 2009 and 2008, respectively. This charge is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

      The Company deducts a total daily charge from the total investments of the Monument product, which is equivalent to an effective annual rate of 1.30 percent, consisting of the 1.15 percent for the mortality and expense risks and ..15 percent for administrative expenses. The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009 AND 2008

================================================================================

insufficient to cover the actual sales and administrative expenses. These fees were $27,928 and $37,990 for the years ended December 31, 2009 and 2008, respectively. The administrative expenses were $3,643 and $4,961 for the years ended December 31, 2009 and 2008, respectively.

      Pursuant to an agreement between Account G for the Monument product and the Company (which may be terminated by the Company at any time), the Company provides sales and administrative services to Account G, as well as a minimum death benefit prior to retirement for the contracts. In addition, the Company deducts units from individual contracts annually and upon full surrender to cover an administrative fee of $30, unless the value of the contract is $25,000 or greater. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. These sales and administrative charges were $1,810 and $1,031 for the years ended December 31, 2009 and 2008, respectively.

      Effective May 1, 2007, the Company deducts a transaction fee, ranging from $19.99 to $49.99 based upon number of transactions, for any contract owner transaction in or out of certain investment portfolios. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets. The transaction fees were $ 31,034 and $30,964 for the years ended December 31, 2009 and 2008, respectively.

      Account G also offers, for an additional charge, an optional guaranteed minimum death benefit rider which provides a benefit at death if the contract value is less than the total purchase payments less partial withdrawals. These charges were $343 for the year ended December 31, 2009 and there were no fees for the year ended December 31, 2008. This fee is recorded as a redemption in the accompanying Statements of Changes in Net Assets.

(6)   FINANCIAL HIGHLIGHTS

      The following table discloses total returns, investment income and expense ratios for each offered fund in Account G.

      As the total return is presented using the minimum (Monument Advisor) and maximum (Monument) expense ratio unit values, not all products are represented. It is defined as the percentage change of unit values from the beginning of the period represented to the end of the period represented. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the product. The total return is calculated for each period indicated from the effective date though the end of the reporting period.

      The investment income ratio is the ratio of income dividends to the average daily net assets. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

      The expense ratio consists of the mortality and expense charge for each period indicated. This ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded. Details begin on the following page.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                    UNITS                NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------    TOTAL       INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value Fund
      2009   Total .............................         65              $      588                    1.57%
             Monument Advisor ..................         --   $   8.98           --      47.70%          --       N/A
             Monument ..........................         --      11.36           --      45.83%          --      1.30%
      2008   Total .............................         44                     269                    0.48%
             Monument Advisor ..................         --       6.08           --     -51.90%          --       N/A
             Monument ..........................         --       7.79           --     -52.53%          --      1.30%
      2007   Total .............................         15                     192                    0.25%
             Monument Advisor ..................         --      12.64           --       1.36%          --       N/A
             Monument ..........................         --      16.41           --       0.06%          --      1.30%
      2006   Total .............................          9                     111                    0.11%
             Monument Advisor ..................         --      12.47           --      12.95%          --       N/A
             Monument ..........................         --      16.40           --      11.49%          --      1.30%
      2005   Total .............................         11                     119                    0.00%
             Monument Advisor ..................         --      11.04           --       8.66%          --       N/A
             Inception May 4 ...................         --      10.16           --        N/A          N/A       N/A
             Monument ..........................         --      14.71           --       4.03%          --      1.30%
   Capital Development Fund
      2009   Total .............................         17                     126                    0.00%
             Monument Advisor ..................         --       7.45           --      42.45%          --       N/A
      2008   Total .............................          1                       5                    0.00%
             Monument Advisor ..................         --       5.23           --     -47.01%          --       N/A
      2007   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --       9.87           --       0.20%          --       N/A
             Inception November 9, 2007 ........         --       9.85           --        N/A          N/A       N/A
   Core Equity Fund
      2009   Total .............................        112                   1,193                    1.88%
             Monument Advisor ..................         --      10.62           --      28.26%          --       N/A
             Monument ..........................         --      10.13           --      26.63%          --      1.30%
      2008   Total .............................        146                   1,211                    8.69%
             Monument Advisor ..................         --       8.28           --     -30.13%          --       N/A
             Monument ..........................         --       8.00           --     -31.03%          --      1.30%
      2007   Total .............................         10                     113                    1.13%
             Monument Advisor ..................         --      11.85           --       8.12%          --       N/A
             Monument ..........................         --      11.60           --       6.72%          --      1.30%
      2006   Total .............................          8                      89                    1.60%
             Monument Advisor ..................         --      10.96           --       9.16%          --       N/A
             Inception April 28 ................         --      10.04           --        N/A          N/A       N/A
             Monument ..........................         --      10.87           --       8.27%          --      1.30%
             Inception April 28 ................         --      10.04           --        N/A          N/A       N/A
   Financial Services Fund
      2009   Total .............................         40                     213                    1.91%
             Monument Advisor ..................         --       5.32           --      27.27%          --       N/A
             Monument ..........................         --       5.19           --      25.67%          --      1.30%
      2008   Total .............................          3                      13                    3.15%
             Monument Advisor ..................         --       4.18           --     -59.42%          --       N/A
             Monument ..........................         --       4.13           --     -59.94%          --      1.30%
      2007   Total .............................         --                       4                    1.19%
             Monument Advisor ..................         --      10.30           --     -22.21%          --       N/A
             Monument ..........................         --      10.31           --     -23.23%          --      1.30%
      2006   Total .............................          3                      45                    1.38%
             Monument Advisor ..................         --      13.24           --      16.45%          --       N/A
             Monument ..........................         --      13.43           --      14.98%          --      1.30%
      2005   Total .............................         14                     159                    5.72%
             Monument Advisor ..................         --      11.37           --      11.04%          --       N/A
             Inception May 4 ...................         --      10.24           --        N/A          N/A       N/A
             Monument ..........................         --      11.68           --       4.47%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                    UNITS                NET ASSETS              INVESTMENT
------------------------------------------------   --------    UNIT      ----------    TOTAL       INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)     VALUE       (000S)      RETURN      RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (continued)
   Global Health Care Fund
      2009   Total .............................         14              $      173                    0.14%
             Monument Advisor ..................         --   $  12.09           --      27.67%          --       N/A
             Monument ..........................         --      11.11           --      25.96%          --      1.30%
      2008   Total .............................          5                      42                    0.00%
             Monument Advisor ..................         --       9.47           --     -28.64%          --       N/A
             Monument ..........................         --       8.82           --     -29.50%          --      1.30%
      2007   Total .............................         12                     159                    0.00%
             Monument Advisor ..................         --      13.27           --      11.89%          --       N/A
             Monument ..........................         --      12.51           --      10.41%          --      1.30%
      2006   Total .............................          3                      40                    0.00%
             Monument Advisor ..................         --      11.86           --       5.24%          --       N/A
             Monument ..........................         --      11.33           --       3.85%          --      1.30%
      2005   Total .............................          1                      11                    0.00%
             Monument Advisor ..................         --      11.27           --      11.25%          --       N/A
             Inception May 4 ...................         --      10.13           --        N/A          N/A       N/A
             Monument ..........................         --      10.91           --       6.75%          --      1.30%
   Global Real Estate Fund
      2009   Total .............................        290                   3,412                    0.00%
             Monument Advisor ..................         --      11.49           --      31.46%          --       N/A
             Monument ..........................         --      20.60           --      29.80%          --      1.30%
      2008   Total .............................        231                   2,081                    5.93%
             Monument Advisor ..................         --       8.74           --     -44.61%          --       N/A
             Monument ..........................         --      15.87           --     -45.35%          --      1.30%
      2007   Total .............................        179                   2,967                    5.83%
             Monument Advisor ..................         --      15.78           --      -5.57%          --       N/A
             Monument ..........................         --      29.04           --      -6.77%          --      1.30%
      2006   Total .............................         90                   1,710                    3.33%
             Monument Advisor ..................         --      16.71           --      42.58%          --       N/A
             Monument ..........................         --      31.15           --      40.76%          --      1.30%
      2005   Total .............................         12                     230                    1.54%
             Monument Advisor ..................         --      11.72           --      16.15%          --       N/A
             Inception May 4 ...................         --      10.09           --        N/A          N/A       N/A
             Monument ..........................         --      22.13           --      12.79%          --      1.30%
   Government Securities Fund
      2009   Total .............................         77                     871                    5.04%
             Monument Advisor ..................         --      11.37           --       0.00%          --       N/A
      2008   Total .............................        189                   2,150                   10.21%
             Monument Advisor ..................         --      11.37           --      12.24%          --       N/A
      2007   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.13           --       1.20%          --       N/A
             Inception November 9, 2007 ........         --      10.01           --        N/A          N/A       N/A
   High Yield Fund
      2009   Total .............................        663                   8,813                    8.73%
             Monument Advisor ..................         --      13.30           --      52.70%          --       N/A
             Monument ..........................         --      13.20           --      50.86%          --      1.30%
      2008   Total .............................        608                   5,293                    6.30%
             Monument Advisor ..................         --       8.71           --     -25.68%          --       N/A
             Monument ..........................         --       8.75           --     -26.66%          --      1.30%
      2007   Total .............................         64                     748                    1.47%
             Monument Advisor ..................         --      11.72           --       1.30%          --       N/A
             Monument ..........................         --      11.93           --      -0.08%          --      1.30%
      2006   Total .............................        224                   2,587                   13.90%
             Monument Advisor ..................         --      11.57           --      10.72%          --       N/A
             Monument ..........................         --      11.94           --       9.24%          --      1.30%
      2005   Total .............................        316                   3,302                   49.60%
             Monument Advisor ..................         --      10.45           --       4.19%          --       N/A
             Inception May 4 ...................         --      10.03           --        N/A          N/A       N/A
             Monument ..........................         --      10.93           --       1.39%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------    TOTAL       INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS: (continued)
   International Growth Fund
      2009   Total .............................        104              $      807                    1.53%
             Monument Advisor ..................         --   $   7.80           --      35.42%          --       N/A
      2008   Total .............................        152                     877                    0.76%
             Monument Advisor ..................         --       5.76           --     -40.43%          --       N/A
      2007   Total .............................          1                      12                    1.04%
             Monument Advisor ..................         --       9.67           --      -1.43%          --       N/A
             Inception November 9, 2007 ........         --       9.81           --        N/A          N/A       N/A
   Mid Cap Core Equity Fund
      2009   Total .............................         50                     620                    1.27%
             Monument Advisor ..................         --      12.33           --      29.79%          --       N/A
             Monument ..........................         --      15.71           --      28.14%          --      1.30%
      2008   Total .............................         49                     464                    1.18%
             Monument Advisor ..................         --       9.50           --     -28.68%          --       N/A
             Monument ..........................         --      12.26           --     -29.58%          --      1.30%
      2007   Total .............................         35                     463                    0.06%
             Monument Advisor ..................         --      13.32           --       9.27%          --       N/A
             Monument ..........................         --      17.41           --       7.87%          --      1.30%
      2006   Total .............................          5                      57                    2.75%
             Monument Advisor ..................         --      12.19           --      11.02%          --       N/A
             Monument ..........................         --      16.14           --       9.57%          --      1.30%
      2005   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.98           --       8.71%          --       N/A
             Inception May 4 ...................         --      10.10           --        N/A          N/A       N/A
             Monument ..........................         --      14.73           --       5.90%          --      1.30%
   Technology Fund
      2009   Total .............................         29                     345                    0.00%
             Monument Advisor ..................         --      12.06           --      57.44%          --       N/A
             Monument ..........................         --       5.60           --      55.56%          --      1.30%
      2008   Total .............................          1                       8                    0.00%
             Monument Advisor ..................         --       7.66           --     -44.49%          --       N/A
             Monument ..........................         --       3.60           --     -45.29%          --      1.30%
      2007   Total .............................          2                      29                    0.00%
             Monument Advisor ..................         --      13.80                    7.64%          --       N/A
             Monument ..........................         --       6.58                    6.30%          --      1.30%
      2006   Total .............................         22                     284                    0.00%
             Monument Advisor ..................         --      12.82           --      10.52%          --       N/A
             Monument ..........................         --       6.19           --       8.98%          --      1.30%
      2005   Total .............................         20                     230                    0.00%
             Monument Advisor ..................         --      11.60           --      14.17%          --       N/A
             Inception May 4 ...................         --      10.16           --        N/A          N/A       N/A
             Monument ..........................         --       5.68           --       0.89%          --      1.30%
THE ALGER PORTFOLIOS:
   Capital Appreciation Portfolio
      2009   Total .............................        113                   1,833                    0.00%
             Monument Advisor ..................         --      15.92           --      51.19%          --       N/A
             Monument ..........................         --      26.37           --      49.15%          --      1.30%
      2008   Total .............................         68                     739                    0.00%
             Monument Advisor ..................         --      10.53           --     -45.16%          --       N/A
             Monument ..........................         --      17.68           --     -45.85%          --      1.30%
      2007   Total .............................        304                   5,873                    0.00%
             Monument Advisor ..................         --      19.20           --      33.52%          --       N/A
             Monument ..........................         --      32.65           --      31.81%          --      1.30%
      2006   Total .............................         15                     244                    0.00%
             Monument Advisor ..................         --      14.38           --      19.24%          --       N/A
             Monument ..........................         --      24.77           --      17.73%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
THE ALGER PORTFOLIOS: (continued)
   Capital Appreciation Portfolio (continued)
      2005   Total .............................         16              $      228                    0.00%
             Monument Advisor ..................         --   $  12.06           --      18.82%          --       N/A
             Inception May 4 ...................         --      10.15           --        N/A          N/A       N/A
             Monument ..........................         --      21.04           --      12.94%          --      1.30%
   LargeCap Growth Portfolio
      2009   Total .............................         94                   1,124                    0.60%
             Monument Advisor ..................         --      11.84           --      47.63%          --       N/A
             Monument ..........................         --      16.41           --      45.61%          --      1.30%
      2008   Total .............................        108                     870                    0.20%
             Monument Advisor ..................         --       8.02           --     -46.17%          --       N/A
             Monument ..........................         --      11.27           --     -46.84%          --      1.30%
      2007   Total .............................        112                   1,685                    0.27%
             Monument Advisor ..................         --      14.90           --      19.97%          --       N/A
             Monument ..........................         --      21.20           --      18.37%          --      1.30%
      2006   Total .............................         30                     381                    0.12%
             Monument Advisor ..................         --      12.42           --       5.17%          --       N/A
             Monument ..........................         --      17.91           --       3.77%          --      1.30%
      2005   Total .............................         25                     302                    0.11%
             Monument Advisor ..................         --      11.81           --      16.13%          --       N/A
             Inception May 4 ...................         --      10.17           --        N/A          N/A       N/A
             Monument ..........................         --      17.26           --      10.64%          --      1.30%
   MidCap Growth Portfolio
      2009   Total .............................        100                   1,150                    0.00%
             Monument Advisor ..................         --      10.89           --      51.67%          --       N/A
             Monument ..........................         --      21.24           --      49.68%          --      1.30%
      2008   Total .............................         25                     223                    0.16%
             Monument Advisor ..................         --       7.18           --     -58.33%          --       N/A
             Monument ..........................         --      14.19           --     -58.88%          --      1.30%
      2007   Total .............................        200                   3,553                    0.00%
             Monument Advisor ..................         --      17.23           --      31.53%          --       N/A
             Monument ..........................         --      34.51           --      29.83%          --      1.30%
      2006   Total .............................         23                     390                    0.00%
             Monument Advisor ..................         --      13.10           --      10.18%          --       N/A
             Monument ..........................         --      26.58           --       8.71%          --      1.30%
      2005   Total .............................          6                     141                    0.00%
             Monument Advisor ..................         --      11.89           --      17.14%          --       N/A
             Inception May 4 ...................         --      10.15           --        N/A          N/A       N/A
             Monument ..........................         --      24.45           --       8.43%          --      1.30%
   SmallCap Growth Portfolio
      2009   Total .............................         24                     333                    0.00%
             Monument Advisor ..................         --      13.90           --      45.40%          --       N/A
             Monument ..........................         --      14.35           --      43.64%          --      1.30%
      2008   Total .............................         29                     280                    0.00%
             Monument Advisor ..................         --       9.56           --     -46.56%          --       N/A
             Monument ..........................         --       9.99           --     -47.31%          --      1.30%
      2007   Total .............................         67                   1,200                    0.00%
             Monument Advisor ..................         --      17.89                   17.23%          --       N/A
             Monument ..........................         --      18.96                   15.68%          --      1.30%
      2006   Total .............................         50                     769                    0.00%
             Monument Advisor ..................         --      15.26           --      19.97%          --       N/A
             Monument ..........................         --      16.39           --      18.51%          --      1.30%
      2005   Total .............................         13                     168                    0.00%
             Monument Advisor ..................         --      12.72           --      25.07%          --       N/A
             Inception May 4 ...................         --      10.17           --        N/A          N/A       N/A
             Monument ..........................         --      13.83           --      15.35%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC.:
   Growth and Income Portfolio
      2009   Total .............................         45              $      375                    4.70%
             Monument Advisor ..................         --   $   8.41           --      20.83%          --       N/A
             Monument ..........................         --       9.88           --      19.18%          --      1.30%
      2008   Total .............................         35                     246                    2.52%
             Monument Advisor ..................         --       6.96           --     -40.66%          --       N/A
             Monument ..........................         --       8.29           --     -41.37%          --      1.30%
      2007   Total .............................         39                     456                    0.80%
             Monument Advisor ..................         --      11.73           --       5.20%          --       N/A
             Monument ..........................         --      14.14           --       3.82%          --      1.30%
      2006   Total .............................          8                      93                    0.00%
             Monument Advisor ..................         --      11.15           --      11.95%          --       N/A
             Inception May 1 ...................         --       9.96           --        N/A          N/A       N/A
             Monument ..........................         --      13.62           --      15.72%          --      1.30%
      2005   Total .............................         --                      --                    2.67%
             Monument ..........................         --      11.77           --       3.52%          --      1.30%
   International Growth Portfolio
      2009   Total .............................         46                     340                    4.58%
             Monument Advisor ..................         --       7.38           --      39.25%          --       N/A
      2008   Total .............................         22                     115                    0.00%
             Monument Advisor ..................         --       5.30           --     -47.47%          --       N/A
             Inception May 1 ...................         --      10.09           --        N/A          N/A       N/A
   International Value Portfolio
      2009   Total .............................         34                     224                    0.92%
             Monument Advisor ..................         --       6.51           --      34.50%          --       N/A
      2008   Total .............................         70                     340                    0.00%
             Monument Advisor ..................         --       4.84           --     -51.98%          --       N/A
             Inception May 1 ...................         --      10.08           --        N/A          N/A       N/A
   Small Cap Growth Portfolio
      2009   Total .............................          4                      35                    0.00%
             Monument Advisor ..................         --       8.72           --      41.33%          --       N/A
      2008   Total .............................          4                      22                    0.00%
             Monument Advisor ..................         --       6.17           --     -39.09%          --       N/A
             Inception May 1 ...................         --      10.13           --        N/A          N/A       N/A
   Small-Mid Cap Value Portfolio
      2009   Total .............................        117                   1,146                    0.76%
             Monument Advisor ..................         --       9.79           --      42.71%          --       N/A
      2008   Total .............................         97                     667                    0.35%
             Monument Advisor ..................         --       6.86           --     -35.77%          --       N/A
      2007   Total .............................         83                     886                    0.80%
             Monument Advisor ..................                 10.68           --       1.52%          --       N/A
      2006   Total .............................          1                       5                    0.00%
             Monument Advisor ..................         --      10.52           --       5.20%          --       N/A
             Inception May 1 ...................         --      10.00           --        N/A          N/A       N/A
ALPS VARIABLE INSURANCE TRUST:
   AVS Listed Private Equity II Portfolio
      2009   Total .............................         34                     177                    0.71%
             Monument Advisor ..................         --       5.25           --      40.00%          --       N/A
      2008   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --       3.75           --     -62.50%          --       N/A
             Inception May 1 ...................         --      10.00           --        N/A          N/A       N/A
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
   Balanced Fund
      2009   Total .............................        101                   1,134                    4.53%
             Monument Advisor ..................         --      11.27           --      15.47%          --       N/A
      2008   Total .............................         77                     754                    3.23%
             Monument Advisor ..................         --       9.76           --     -20.33%          --       N/A
      2007   Total .............................        101                   1,235                    1.90%
             Monument Advisor ..................         --      12.25           --       4.88%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Balanced Fund (continued)
      2006   Total .............................         39              $      456                    0.57%
             Monument Advisor ..................         --   $  11.68           --       9.67%          --       N/A
      2005   Total .............................         --                      --                     N/A
             Monument Advisor ..................         --      10.65           --       5.76%          --       N/A
             Inception May 4 ...................         --      10.07           --        N/A          N/A       N/A
   Income & Growth Fund
      2009   Total .............................         55                     531                    4.85%
             Monument Advisor ..................         --       9.74           --      18.06%          --       N/A
             Monument ..........................         --      10.11           --      16.61%          --      1.30%
      2008   Total .............................         82                     673                    2.02%
             Monument Advisor ..................         --       8.25           --     -34.58%          --       N/A
             Monument ..........................         --       8.67           --     -35.44%          --      1.30%
      2007   Total .............................         89                   1,123                    1.40%
             Monument Advisor ..................         --      12.61           --      -0.08%          --       N/A
             Monument ..........................         --      13.43           --      -1.40%          --      1.30%
      2006   Total .............................         48                     607                    0.57%
             Monument Advisor ..................         --      12.62           --      17.18%          --       N/A
             Monument ..........................         --      13.62           --      15.62%          --      1.30%
      2005   Total .............................         12                     128                    0.37%
             Monument Advisor ..................         --      10.77           --       6.53%          --       N/A
             Inception May 4 ...................         --      10.11           --        N/A          N/A       N/A
             Monument ..........................         --      11.78           --       3.24%          --      1.30%
   Inflation Protection Fund
      2009   Total .............................        246                   2,995                    1.98%
             Monument Advisor ..................         --      12.16           --      10.24%          --       N/A
             Monument ..........................         --      12.13           --       8.89%          --      1.30%
      2008   Total .............................        131                   1,446                    4.59%
             Monument Advisor ..................         --      11.03           --      -1.61%          --       N/A
             Monument ..........................         --      11.14           --      -2.88%          --      1.30%
      2007   Total .............................        106                   1,194                    4.74%
             Monument Advisor ..................         --      11.21           --       9.58%          --       N/A
             Monument ..........................         --      11.47           --       8.11%          --      1.30%
      2006   Total .............................          8                      87                    4.98%
             Monument Advisor ..................         --      10.23           --       1.49%          --       N/A
             Monument ..........................         --      10.61           --       0.19%          --      1.30%
      2005   Total .............................          8                      82                    4.79%
             Monument Advisor ..................         --      10.08           --       0.70%          --       N/A
             Inception May 4 ...................         --      10.01           --        N/A          N/A       N/A
             Monument ..........................         --      10.59           --       0.28%          --      1.30%
   International Fund
      2009   Total .............................         50                     631                    2.60%
             Monument Advisor ..................         --      12.70           --      33.83%          --       N/A
             Monument ..........................         --      11.43           --      31.99%          --      1.30%
      2008   Total .............................         84                     799                    0.88%
             Monument Advisor ..................         --       9.49           --     -44.86%          --       N/A
             Monument ..........................         --       8.66           --     -45.53%          --      1.30%
      2007   Total .............................        156                   2,683                    0.18%
             Monument Advisor ..................         --      17.21           --      18.12%          --       N/A
             Monument ..........................         --      15.90           --      16.57%          --      1.30%
      2006   Total .............................         48                     694                    1.81%
             Monument Advisor ..................         --      14.57           --      24.96%          --       N/A
             Monument ..........................         --      13.64           --      23.44%          --      1.30%
      2005   Total .............................          1                       7                    1.29%
             Monument Advisor ..................         --      11.66           --      14.99%          --       N/A
             Inception May 4 ...................         --      10.14           --        N/A          N/A       N/A
             Monument ..........................         --      11.05           --      11.73%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.: (continued)
   Large Company Value Fund
      2009   Total .............................         17              $      119                    4.68%
             Monument Advisor ..................         --   $   7.12           --      20.07%          --       N/A
      2008   Total .............................         11                      68                    1.59%
             Monument Advisor ..................         --       5.93           --     -37.32%          --       N/A
      2007   Total .............................          3                      29                    0.00%
             Monument Advisor ..................         --       9.46           --      -5.78%          --       N/A
             Inception May 1 ...................         --      10.04           --        N/A          N/A       N/A
   Mid Cap Value Fund
      2009   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.50           --       5.11%          --       N/A
             Inception Nov 20 ..................         --       9.99           --        N/A          N/A       N/A
   Ultra Fund
      2009   Total .............................          2                      23                    0.32%
             Monument Advisor ..................         --       9.16           --      34.51%          --       N/A
      2008   Total .............................         80                     542                    0.00%
             Monument Advisor ..................         --       6.81           --     -41.49%          --       N/A
      2007   Total .............................        117                   1,357                    0.00%
             Monument Advisor ..................         --      11.64           --      16.17%          --       N/A
             Inception May 1 ...................         --      10.02           --        N/A          N/A       N/A
   Value Fund
      2009   Total .............................        151                   1,615                    5.22%
             Monument Advisor ..................         --      10.66           --      19.91%          --       N/A
             Monument ..........................         --      14.27           --      18.33%          --      1.30%
      2008   Total .............................        108                     970                    2.15%
             Monument Advisor ..................         --       8.89           --     -26.77%          --       N/A
             Monument ..........................         --      12.06           --     -27.70%          --      1.30%
      2007   Total .............................        103                   1,259                    0.97%
             Monument Advisor ..................         --      12.14           --      -5.16%          --       N/A
             Monument ..........................         --      16.68           --      -6.40%          --      1.30%
      2006   Total .............................         98                   1,266                    0.64%
             Monument Advisor ..................         --      12.80           --      18.63%          --       N/A
             Monument ..........................         --      17.82           --      17.16%          --      1.30%
      2005   Total .............................         17                     195                    0.53%
             Monument Advisor ..................         --      10.79           --       6.41%          --       N/A
             Inception May 4 ...................         --      10.14           --        N/A          N/A       N/A
             Monument ..........................         --      15.21           --       3.68%          --      1.30%
   Vista Fund
      2009   Total .............................          4                      34                    0.00%
             Monument Advisor ..................         --       7.85           --      22.46%          --       N/A
      2008   Total .............................         10                      67                    0.00%
             Monument Advisor ..................         --       6.41           --     -48.64%          --       N/A
      2007   Total .............................         33                     408                    0.00%
             Monument Advisor ..................         --      12.48           --      25.18%          --       N/A
             Inception May 1 ...................         --       9.97           --        N/A          N/A       N/A
CREDIT SUISSE TRUST:
   Commodity Return Strategy Fund
      2009   Total .............................         45                     409                   12.13%
             Monument Advisor ..................         --       9.02           --      19.47%            --     N/A
      2008   Total .............................         30                     226                    1.22%
             Monument Advisor ..................         --       7.55           --     -33.77%            --     N/A
      2007   Total .............................         23                     258                    6.80%
             Monument Advisor ..................         --      11.40           --      17.40%            --     N/A
      2006   Total .............................          2                      17                    2.90%
             Monument Advisor ..................         --       9.71           --      -4.24%            --     N/A
             Inception May 1 ...................         --      10.14           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond Fund
      2009   Total .............................        297              $    3,211                    3.24%
             Monument Advisor ..................         --   $  10.80           --       9.87%          --       N/A
      2008   Total .............................      1,119                  11,006                    7.25%
             Monument Advisor ..................         --       9.83           --      -9.98%          --       N/A
      2007   Total .............................        284                   3,099                    5.07%
             Monument Advisor ..................         --      10.92           --      -1.80%          --       N/A
      2006   Total .............................         96                   1,069                    9.21%
             Monument Advisor ..................         --      11.12           --       6.21%          --       N/A
      2005   Total .............................          9                      96                   17.63%
             Monument Advisor ..................         --      10.47           --       3.97%          --       N/A
             Inception May 4 ...................         --      10.07           --        N/A          N/A       N/A
THE DREYFUS INVESTMENT PORTFOLIOS
   Small Cap Stock Index Portfolio
      2009   Total .............................        104                   1,176                    2.53%
             Monument Advisor ..................         --      11.27           --      24.94%          --       N/A
      2008   Total .............................        134                   1,208                    0.88%
             Monument Advisor ..................         --       9.02           --     -30.88%          --       N/A
      2007   Total .............................        158                   2,058                    0.24%
             Monument Advisor ..................         --      13.05           --      -0.68%          --       N/A
      2006   Total .............................         66                     873                    0.38%
             Monument Advisor ..................         --      13.14           --      14.46%          --       N/A
      2005   Total .............................          7                      80                    0.00%
             Monument Advisor ..................         --      11.48           --      12.88%          --       N/A
             Inception May 4 ...................         --      10.17           --        N/A          N/A       N/A
THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.
      2009   Total .............................         10                     113                    0.70%
             Monument Advisor ..................         --      11.29           --      33.77%          --       N/A
             Monument ..........................         --       8.75           --      31.98%          --      1.30%
      2008   Total .............................          8                      69                    0.49%
             Monument Advisor ..................         --       8.44           --     -34.42%          --       N/A
             Monument ..........................         --       6.63           --     -35.25%          --      1.30%
      2007   Total .............................          4                      52                    0.19%
             Monument Advisor ..................         --      12.87           --       7.79%          --       N/A
             Monument ..........................         --      10.24           --       6.33%          --      1.30%
      2006   Total .............................          1                       9                    0.12%
             Monument Advisor ..................         --      11.94           --       9.14%          --       N/A
             Monument ..........................         --       9.63           --       7.84%          --      1.30%
      2005   Total .............................          2                      14                    0.00%
             Monument Advisor ..................         --      10.94           --       8.32%          --       N/A
             Inception May 4 ...................         --      10.10           --        N/A          N/A       N/A
             Monument ..........................         --       8.93           --       2.29%          --      1.30%
DREYFUS STOCK INDEX FUND
      2009   Total .............................        614                   6,444                    2.10%
             Monument Advisor ..................         --      10.50           --      26.35%          --       N/A
             Monument ..........................         --      10.17           --      24.63%          --      1.30%
      2008   Total .............................        646                   5,362                    2.11%
             Monument Advisor ..................         --       8.31           --     -37.14%          --       N/A
             Monument ..........................         --       8.16           --     -37.95%          --      1.30%
      2007   Total .............................        793                  10,479                    1.91%
             Monument Advisor ..................         --      13.22           --       5.25%          --       N/A
             Monument ..........................         --      13.15           --       3.87%          --      1.30%
      2006   Total .............................        319                   4,006                    1.95%
             Monument Advisor ..................         --      12.56           --      15.55%          --       N/A
             Monument ..........................         --      12.66           --      14.05%          --      1.30%
      2005   Total .............................         28                     305                    1.57%
             Monument Advisor ..................         --      10.87           --       7.41%          --       N/A
             Inception May 4 ...................         --      10.12           --        N/A          N/A       N/A
             Monument ..........................         --      11.10           --       3.35%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND:
   International Value Portfolio
      2009   Total .............................        261              $    3,149                    4.06%
             Monument Advisor ..................         --   $  11.99           --      30.90%          --       N/A
             Monument ..........................         --      14.70           --      29.29%          --      1.30%
      2008   Total .............................        292                   2,688                    2.44%
             Monument Advisor ..................         --       9.16           --     -37.30%          --       N/A
             Monument ..........................         --      11.37           --     -38.14%          --      1.30%
      2007   Total .............................        393                   5,773                    1.27%
             Monument Advisor ..................         --      14.61           --       4.21%          --       N/A
             Monument ..........................         --      18.38           --       2.80%          --      1.30%
      2006   Total .............................        167                   2,388                    0.86%
             Monument Advisor ..................         --      14.02           --      22.55%          --       N/A
             Monument ..........................         --      17.88           --      21.06%          --      1.30%
      2005   Total .............................         28                     348                    0.00%
             Monument Advisor ..................         --      11.44           --      13.04%          --       N/A
             Inception May 4 ...................         --      10.12           --        N/A          N/A       N/A
             Monument ..........................         --      14.77           --      10.47%          --      1.30%
FEDERATED INSURANCE SERIES:
   Capital Income Fund II
      2009   Total .............................         38                     507                    5.48%
             Monument Advisor ..................         --      13.22           --      28.23%          --       N/A
             Monument ..........................         --       9.95           --      26.59%          --      1.30%
      2008   Total .............................         31                     316                    7.49%
             Monument Advisor ..................         --      10.31           --     -20.32%          --       N/A
             Monument ..........................         --       7.86           --     -21.40%          --      1.30%
      2007   Total .............................         60                     770                    4.28%
             Monument Advisor ..................         --      12.94           --       4.02%          --       N/A
             Monument ..........................         --      10.00           --       2.67%          --      1.30%
      2006   Total .............................         43                     540                    0.84%
             Monument Advisor ..................         --      12.44           --      15.61%          --       N/A
             Monument ..........................         --       9.74           --      14.19%          --      1.30%
      2005   Total .............................         --                       3                    5.06%
             Monument Advisor ..................         --      10.76           --       6.85%          --       N/A
             Inception May 4 ...................         --      10.07           --        N/A          N/A       N/A
             Monument ..........................         --       8.53           --       4.92%          --      1.30%
   High Income Bond Fund II
      2009   Total .............................        604                   8,284                    2.59%
             Monument Advisor ..................         --      13.71           --      52.84%          --       N/A
             Monument ..........................         --      14.60           --      50.83%          --      1.30%
      2008   Total .............................        159                   1,427                    8.55%
             Monument Advisor ..................         --       8.97           --     -25.99%          --       N/A
             Monument ..........................         --       9.68           --     -26.94%          --      1.30%
      2007   Total .............................        125                   1,514                    7.17%
             Monument Advisor ..................         --      12.12           --       3.41%          --       N/A
             Monument ..........................         --      13.25           --       2.08%          --      1.30%
      2006   Total .............................        102                   1,199                   14.40%
             Monument Advisor ..................         --      11.72           --      10.88%          --       N/A
             Monument ..........................         --      12.98           --       9.35%          --      1.30%
      2005   Total .............................         18                     189                    7.68%
             Monument Advisor ..................         --      10.57           --       5.59%          --       N/A
             Inception May 4 ...................         --      10.01           --        N/A          N/A       N/A
             Monument ..........................         --      11.87           --       1.37%          --      1.30%
   International Equity Fund II
      2009   Total .............................         91                   1,044                    2.56%
             Monument Advisor ..................         --      11.46           --      41.13%          --       N/A
             Monument ..........................         --      14.96           --      39.42%          --      1.30%
      2008   Total .............................         87                     706                    0.61%
             Monument Advisor ..................         --       8.12           --     -45.69%          --       N/A
             Monument ..........................         --      10.73           --     -46.43%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES: (continued)
   International Equity Fund II (continued)
      2007   Total .............................         73              $    1,096                    0.02%
             Monument Advisor ..................         --   $  14.95           --       9.52%          --       N/A
             Monument ..........................         --      20.03           --       8.15%          --      1.30%
      2006   Total .............................          3                      35                    0.26%
             Monument Advisor ..................         --      13.65           --      18.90%          --       N/A
             Monument ..........................         --      18.52           --      17.36%          --      1.30%
      2005   Total .............................         16                     180                    0.00%
             Monument Advisor ..................         --      11.48           --      13.21%          --       N/A
             Inception May 4 ...................         --      10.14           --        N/A          N/A       N/A
             Monument ..........................         --      15.78           --       7.64%          --      1.30%
   Kaufmann Fund II
      2009   Total .............................         68                     649                    0.00%
             Monument Advisor ..................         --       9.54           --      29.09%          --       N/A
      2008   Total .............................         97                     713                    0.00%
             Monument Advisor ..................         --       7.39           --     -41.90%          --       N/A
      2007   Total .............................         37                     469                    0.00%
             Monument Advisor ..................         --      12.72           --      20.68%          --       N/A
      2006   Total .............................         --                       3                    0.00%
             Monument Advisor ..................         --      10.54           --       6.04%          --       N/A
             Inception November 1 ..............         --       9.94           --        N/A          N/A       N/A
   Market Opportunity Fund II
      2009   Total .............................         53                     533                    0.94%
             Monument Advisor ..................         --      10.05           --       1.21%          --       N/A
      2008   Total .............................         33                     327                    1.03%
             Monument Advisor ..................         --       9.93           --      -0.80%          --       N/A
      2007   Total .............................          8                      82                    0.68%
             Monument Advisor ..................         --      10.01           --      -1.48%          --       N/A
      2006   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.16           --       1.50%          --       N/A
             Inception November 1 ..............         --      10.01           --        N/A          N/A       N/A
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
  IBBOTSON ETF ASSET ALLOCATION SERIES:
   Aggressive Growth Portfolio
      2009   Total .............................          3                      21                    0.70%
             Monument Advisor ..................         --       8.43           --      27.34%          --       N/A
      2008   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --       6.62           --     -34.52%          --       N/A
             Inception May 1 ...................         --      10.11           --        N/A          N/A       N/A
   Balanced Portfolio
      2009   Total .............................         89                     822                    1.74%
             Monument Advisor ..................         --       9.21           --      19.46%          --       N/A
      2008   Total .............................         59                     453                    0.04%
             Monument Advisor ..................         --       7.71           --     -23.51%          --       N/A
             Inception May 1 ...................         --      10.08           --        N/A          N/A       N/A
   Conservative Portfolio
      2009   Total .............................        144                   1,452                    0.76%
             Monument Advisor ..................         --      10.11           --       8.36%          --       N/A
      2008   Total .............................         28                     260                    0.00%
             Monument Advisor ..................         --       9.33           --      -6.89%          --       N/A
             Inception May 1 ...................         --      10.02           --        N/A          N/A       N/A
   Growth Portfolio
      2009   Total .............................         37                     320                    2.11%
             Monument Advisor ..................         --       8.76           --      24.61%          --       N/A
      2008   Total .............................          1                       9                    0.22%
             Monument Advisor ..................         --       7.03           --     -30.40%          --       N/A
             Inception May 1 ...................         --      10.10           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST: (continued)
   IBBOTSON ETF ASSET ALLOCATION SERIES: (continued)
   Income & Growth Portfolio
      2009   Total .............................         26              $      254                    0.92%
             Monument Advisor ..................         --   $   9.67           --      13.36%          --       N/A
      2008   Total .............................          5                      42                    0.00%
             Monument Advisor ..................         --       8.53           --     -15.12%          --       N/A
             Inception May 1 ...................         --      10.05           --        N/A          N/A       N/A
FIRST EAGLE VARIABLE FUNDS:
   Overseas Variable Fund
      2009   Total .............................        238                   2,993                    0.72%
             Monument Advisor ..................         --      12.58           --      20.27%          --       N/A
      2008   Total .............................         27                     277                    1.65%
             Monument Advisor ..................         --      10.46           --       6.95%          --       N/A
             Inception November 14 .............         --       9.78           --        N/A          N/A       N/A
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Global Real Estate Securities II Fund
      2009   Total .............................         48                     566                   11.68%
             Monument Advisor ..................         --      11.87           --      19.06%          --       N/A
      2008   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --       9.97           --       6.63%          --       N/A
             Inception November 14 .............         --       9.35           --        N/A          N/A       N/A
   High Income Securities II Fund
      2009   Total .............................        726                  10,315                   12.15%
             Monument Advisor ..................         --      14.21           --      42.67%          --       N/A
      2008   Total .............................         24                     242                    0.00%
             Monument Advisor ..................         --       9.96           --       0.71%          --       N/A
             Inception November 14 .............         --       9.89           --        N/A          N/A       N/A
   Income Securities II Fund
      2009   Total .............................        628                   8,571                    1.17%
             Monument Advisor ..................         --      13.66           --      35.65%          --       N/A
      2008   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.07           --       2.44%          --       N/A
             Inception November 14 .............         --       9.83           --        N/A          N/A       N/A
   Mutual Shares Securities II Fund
      2009   Total .............................         71                     885                    1.80%
             Monument Advisor ..................         --      12.46           --      26.11%          --       N/A
      2008   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --       9.88           --       1.96%          --       N/A
             Inception November 14 .............         --       9.69           --        N/A          N/A       N/A
   Strategic Income Securities II Fund
      2009   Total .............................        135                   1,747                    8.18%
             Monument Advisor ..................         --      12.95           --      25.73%          --       N/A
      2008   Total .............................          4                      44                    0.00%
             Monument Advisor ..................         --      10.30           --       3.00%          --       N/A
             Inception November 14 .............         --      10.00           --        N/A          N/A       N/A
   Templeton Global Bond Securities II Fund
      2009   Total .............................        250                   3,185                    8.18%
             Monument Advisor ..................         --      12.75           --      18.72%          --       N/A
      2008   Total .............................         18                     196                    0.00%
             Monument Advisor ..................         --      10.74           --       6.76%          --       N/A
             Inception November 14 .............         --      10.06           --        N/A          N/A       N/A
   U.S. Government II Fund
      2009   Total .............................        122                   1,313                    3.53%
             Monument Advisor ..................         --      10.72           --       3.08%          --       N/A
      2008   Total .............................          7                      73                    0.00%
             Monument Advisor ..................         --      10.40           --       3.90%          --       N/A
             Inception November 14 .............         --      10.01           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS, INC.:
   Asset Strategy Portfolio
      2009   Total .............................         94              $      936                    0.00%
             Monument Advisor ..................         --   $   9.96           --      -0.20%          --       N/A
             Inception Nov 20 ..................         --       9.98           --        N/A          N/A       N/A
   Balanced Portfolio
      2009   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.04           --       0.60%          --       N/A
             Inception Nov 20 ..................         --       9.98           --        N/A          N/A       N/A
   Bond Portfolio
      2009   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --       9.91           --      -0.90%          --       N/A
             Inception Nov 20 ..................         --      10.00           --        N/A          N/A       N/A
   Dividend Opportunities Portfolio
      2009   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.11           --       1.71%          --       N/A
             Inception Nov 20 ..................         --       9.94           --        N/A          N/A       N/A
   Energy Portfolio
      2009   Total .............................         11                     110                    0.00%
             Monument Advisor ..................         --      10.39           --       5.16%          --       N/A
             Inception Nov 20 ..................         --       9.88           --        N/A          N/A       N/A
   Growth Portfolio
      2009   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.27           --       3.22%          --       N/A
             Inception Nov 20 ..................         --       9.95           --        N/A          N/A       N/A
   High Income Portfolio
      2009   Total .............................         11                     109                    0.00%
             Monument Advisor ..................         --      10.27           --       2.70%          --       N/A
             Inception Nov 20 ..................         --      10.00           --        N/A          N/A       N/A
   Mid Cap Growth Portfolio
      2009   Total .............................          2                      21                   0.00%
             Monument Advisor ..................         --      10.48           --       5.43%          --       N/A
             Inception Nov 20 ..................         --       9.94           --        N/A          N/A       N/A
   Science and Technology Portfolio
      2009   Total .............................          1                      15                    0.00%
             Monument Advisor ..................         --      10.69           --       7.22%          --       N/A
             Inception Nov 20 ..................         --       9.97           --        N/A          N/A       N/A
   Value Portfolio
      2009   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.11           --       1.51%          --       N/A
             Inception Nov 20 ..................         --       9.96           --        N/A          N/A       N/A
JANUS ASPEN SERIES - INSTITUTIONAL:
   Balanced Portfolio
      2009   Total .............................        276                   3,065                    3.13%
             Monument Advisor ..................         --      11.11           --      25.82%          --       N/A
      2008   Total .............................        261                   2,302                    3.21%
             Monument Advisor ..................         --       8.83           --     -15.82%          --       N/A
      2007   Total .............................         66                     692                    2.41%
             Monument Advisor ..................         --      10.49           --       5.01%          --       N/A
             Inception May 1 ...................         --       9.99           --        N/A          N/A       N/A
   Enterprise Portfolio
      2009   Total .............................        206                   2,179                    0.00%
             Monument Advisor ..................         --      10.49           --      44.89%          --       N/A
             Monument ..........................         --      14.07           --      42.99%          --      1.30%
      2008   Total .............................        267                   1,954                    0.28%
             Monument Advisor ..................         --       7.24           --     -43.75%          --       N/A
             Monument ..........................         --       9.84           --     -44.47%          --      1.30%
      2007   Total .............................        123                   1,622                    0.27%
             Monument Advisor ..................         --      12.87           --      22.11%          --       N/A
             Monument ..........................         --      17.72           --      20.46%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - INSTITUTIONAL: (continued)
   Enterprise Portfolio (continued)
      2006   Total .............................         45              $      506                    0.00%
             Monument Advisor ..................         --   $  10.54           --       6.14%          --       N/A
             Inception May 1 ...................         --       9.93           --        N/A          N/A       N/A
             Monument ..........................         --      14.71           --      12.12%          --      1.30%
      2005   Monument ..........................          8      13.12          103      10.90%        0.00%     1.30%
   Forty Portfolio
      2009   Total .............................        141                   1,477                    0.03%
             Monument Advisor ..................         --      10.46           --      46.29%          --       N/A
      2008   Total .............................         95                     677                    0.17%
             Monument Advisor ..................         --       7.15           --     -44.14%          --       N/A
      2007   Total .............................         29                     372                    0.48%
             Monument Advisor ..................         --      12.80           --      28.00%          --       N/A
             Inception May 1 ...................         --      10.00           --        N/A          N/A       N/A
   Global Life Sciences Portfolio
      2009   Total .............................         19                     187                    0.00%
             Monument Advisor ..................         --       9.81           --      25.77%          --       N/A
      2008   Total .............................         27                     211                    0.00%
             Monument Advisor ..................         --       7.80           --     -28.90%          --       N/A
      2007   Total .............................          3                      30                    0.00%
             Monument Advisor ..................         --      10.97           --       9.59%          --       N/A
             Inception May 1 ...................         --      10.01           --        N/A          N/A       N/A
   Growth and Income Portfolio
      2009   Total .............................        137                   1,239                    0.87%
             Monument Advisor ..................         --       8.95           --      39.41%          --       N/A
             Monument ..........................         --      13.75           --      37.50%          --      1.30%
      2008   Total .............................        153                   1,002                    0.99%
             Monument Advisor ..................         --       6.42           --     -41.21%          --       N/A
             Monument ..........................         --      10.00           --     -41.93%          --      1.30%
      2007   Total .............................        166                   1,841                    2.73%
             Monument Advisor ..................         --      10.92           --       8.76%          --       N/A
             Monument ..........................         --      17.22           --       7.36%          --      1.30%
      2006   Total .............................         40                     425                    1.75%
             Monument Advisor ..................         --      10.04           --       0.50%          --       N/A
             Inception May 1 ...................         --       9.99           --        N/A          N/A       N/A
             Monument ..........................         --      16.04           --       6.65%          --      1.30%
      2005   Monument ..........................          4      15.04           65      10.91%        0.64%     1.30%
   Janus Portfolio
      2009   Total .............................        119                   1,186                    0.53%
             Monument Advisor ..................         --       9.92           --      36.26%          --       N/A
             Monument ..........................         --      10.32           --      34.55%          --      1.30%
      2008   Total .............................        108                     791                    0.76%
             Monument Advisor ..................         --       7.28           --     -39.69%          --       N/A
             Monument ..........................         --       7.67           --     -40.45%          --      1.30%
      2007   Total .............................         92                   1,123                    0.82%
             Monument Advisor ..................         --      12.07           --      15.06%          --       N/A
             Monument ..........................         --      12.88           --      13.58%          --      1.30%
      2006   Total .............................         72                     761                    0.45%
             Monument Advisor ..................         --      10.49           --       5.32%          --       N/A
             Inception May 1 ...................         --       9.96           --        N/A          N/A       N/A
             Monument ..........................         --      11.34           --       9.88%          --      1.30%
      2005   Monument ..........................         17      10.32          174       2.99%        0.30%     1.30%
   Overseas Portfolio
      2009   Total .............................        626                   8,084                    0.58%
             Monument Advisor ..................         --      12.89           --      79.53%          --       N/A
             Monument ..........................         --      34.11           --      77.19%          --      1.30%
      2008   Total .............................        636                   4,579                    1.32%
             Monument Advisor ..................         --       7.18           --     -52.13%          --       N/A
             Monument ..........................         --      19.25           --     -52.73%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES - INSTITUTIONAL: (continued)
   Overseas Portfolio (continued)
      2007   Total .............................        607              $    9,129                    0.70%
             Monument Advisor ..................         --   $  15.00           --      28.31%          --       N/A
             Monument ..........................         --      40.72           --      26.66%          --      1.30%
      2006   Total .............................        283                   3,333                    1.92%
             Monument Advisor ..................         --      11.69           --      16.55%          --       N/A
             Inception May 1 ...................         --      10.03           --        N/A          N/A       N/A
             Monument ..........................         --      32.15           --      45.15%          --      1.30%
      2005   Monument ..........................          1      22.15           11      30.60%        2.79%     1.30%
   Perkins Mid Cap Value Portfolio
      2009   Total .............................        369                   3,565                    0.65%
             Monument Advisor ..................         --       9.65           --      33.66%          --       N/A
      2008   Total .............................        263                   1,900                    0.89%
             Monument Advisor ..................         --       7.22           --     -27.80%          --       N/A
      2007   Total .............................         60                     598                    4.20%
             Monument Advisor ..................         --      10.00           --      -0.10%         N/A
             Inception May 1 ...................         --      10.01           --        N/A           --       N/A
   Worldwide Portfolio
      2009   Total .............................        105                     985                    1.43%
             Monument Advisor ..................         --       9.34           --      37.56%          --       N/A
             Monument ..........................         --       9.91           --      35.94%          --      1.30%
      2008   Total .............................         63                     434                    1.02%
             Monument Advisor ..................         --       6.79           --     -44.62%          --       N/A
             Monument ..........................         --       7.29           --     -45.39%          --      1.30%
      2007   Total .............................        161                   1,992                    0.83%
             Monument Advisor ..................         --      12.26           --       9.66%          --       N/A
             Monument ..........................         --      13.35           --       8.18%          --      1.30%
      2006   Total .............................         98                   1,110                    1.72%
             Monument Advisor ..................         --      11.18           --      12.14%          --       N/A
             Inception May 1 ...................         --       9.97           --        N/A          N/A       N/A
             Monument ..........................         --      12.34           --      16.64%          --      1.30%
      2005   Monument ..........................         19      10.58          205       4.55%        1.20%     1.30%
JANUS ASPEN SERIES - SERVICE:
   INTECH Risk-Managed Core Portfolio
      2009   Total .............................          8                      74                    1.21%
             Monument Advisor ..................         --       8.78           --      22.63%          --       N/A
      2008   Total .............................          7                      47                    0.70%
             Monument Advisor ..................         --       7.16           --     -36.24%          --       N/A
      2007   Total .............................          6                      69                    0.94%
             Monument Advisor ..................         --      11.23           --       6.14%          --       N/A
      2006   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.58           --       6.33%          --       N/A
             Inception May 1 ...................         --       9.95           --        N/A          N/A       N/A
LAZARD RETIREMENT SERIES, INC.:
   Emerging Markets Portfolio
      2009   Total .............................        364                   7,646                    4.04%
             Monument Advisor ..................         --      21.00           --      69.90%          --       N/A
             Monument ..........................         --      25.20           --      67.66%          --      1.30%
      2008   Total .............................        201                   2,484                    2.10%
             Monument Advisor ..................         --      12.36           --     -48.73%          --       N/A
             Monument ..........................         --      15.03           --     -49.39%          --      1.30%
      2007   Total .............................        173                   4,175                    1.66%
             Monument Advisor ..................         --      24.11           --      33.28%          --       N/A
             Monument ..........................         --      29.70           --      31.59%          --      1.30%
      2006   Total .............................        247                   4,471                    0.48%
             Monument Advisor ..................         --      18.09           --      29.96%          --       N/A
             Monument ..........................         --      22.57           --      28.24%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
LAZARD RETIREMENT SERIES, INC.: (continued)
   Emerging Markets Portfolio (continued)
      2005   Total .............................         25              $      355                    0.30%
             Monument Advisor ..................         --   $  13.92           --      36.07%          --       N/A
             Inception May 4 ...................         --      10.23           --        N/A          N/A       N/A
             Monument ..........................         --      17.60           --      39.02%          --      1.30%
   International Equity Portfolio
      2009   Total .............................        152                   1,811                    2.61%
             Monument Advisor ..................         --      11.89           --      21.45%          --       N/A
             Monument ..........................         --      12.17           --      19.90%          --      1.30%
      2008   Total .............................        137                   1,342                    1.15%
             Monument Advisor ..................         --       9.79           --     -37.00%          --       N/A
             Monument ..........................         --      10.15           --     -37.81%          --      1.30%
      2007   Total .............................        143                   2,226                    2.82%
             Monument Advisor ..................         --      15.54           --      10.76%          --       N/A
             Monument ..........................         --      16.32           --       9.31%          --      1.30%
      2006   Total .............................        141                   1,971                    1.19%
             Monument Advisor ..................         --      14.03           --      22.53%          --       N/A
             Monument ..........................         --      14.93           --      20.99%          --      1.30%
      2005   Total .............................          4                      46                    0.00%
             Monument Advisor ..................         --      11.45           --      12.81%          --       N/A
             Inception May 4 ...................         --      10.15           --        N/A          N/A       N/A
             Monument ..........................         --      12.34           --       9.20%          --      1.30%
   US Small-Mid Cap Equity Portfolio
      2009   Total .............................         71                     831                    0.00%
             Monument Advisor ..................         --      11.72           --      52.80%          --       N/A
             Monument ..........................         --      15.79           --      50.67%          --      1.30%
      2008   Total .............................          4                      34                    0.00%
             Monument Advisor ..................         --       7.67           --     -36.51%          --       N/A
             Monument ..........................         --      10.48           --     -37.28%          --      1.30%
      2007   Total .............................          8                     103                    0.00%
             Monument Advisor ..................         --      12.08           --      -7.22%          --       N/A
             Monument ..........................         --      16.71           --      -8.39%          --      1.30%
      2006   Total .............................         70                     930                    0.00%
             Monument Advisor ..................         --      13.02           --      16.04%          --       N/A
             Monument ..........................         --      18.24           --      14.57%          --      1.30%
      2005   Total .............................          2                      31                    0.00%
             Monument Advisor ..................         --      11.22           --      10.54%          --       N/A
             Inception May 4 ...................         --      10.15           --        N/A          N/A       N/A
             Monument ..........................         --      15.92           --       2.64%          --      1.30%
   US Strategic Equity Portfolio
      2009   Total .............................          5                      48                    1.18%
             Monument Advisor ..................         --      10.22           --      26.96%          --       N/A
             Monument ..........................         --      10.49           --      25.18%          --      1.30%
      2008   Total .............................          3                      24                    0.18%
             Monument Advisor ..................         --       8.05           --     -35.34%          --       N/A
             Monument ..........................         --       8.38           --     -36.13%          --      1.30%
      2007   Total .............................         23                     291                    1.10%
             Monument Advisor ..................         --      12.45           --      -0.95%          --       N/A
             Monument ..........................         --      13.12           --      -2.24%          --      1.30%
      2006   Total .............................         18                     228                    0.71%
             Monument Advisor ..................         --      12.57           --      17.48%          --       N/A
             Monument ..........................         --      13.42           --      15.99%          --      1.30%
      2005   Total .............................          1                      15                    0.00%
             Monument Advisor ..................         --      10.70           --       5.73%          --       N/A
             Inception May 4 ...................         --      10.12           --        N/A          N/A       N/A
             Monument                                    --      11.57           --       2.03%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth Portfolio
      2009   Total .............................        108              $      835                    0.00%
             Monument Advisor ..................         --   $   7.74           --      34.61%          --       N/A
      2008   Total .............................        201                   1,155                    0.00%
             Monument Advisor ..................         --       5.75           --     -40.41%          --       N/A
      2007   Total .............................         29                     278                    0.00%
             Monument Advisor ..................         --       9.65           --      -2.53%          --       N/A
             Inception April 30, 2007 ..........         --       9.90           --        N/A          N/A       N/A
   ClearBridge Equity Income Builder Portfolio
      2009   Total .............................         32                     257                    3.36%
             Monument Advisor ..................         --       8.07           --      22.83%          --       N/A
             Monument ..........................         --       7.80           --      21.31%          --      1.30%
      2008   Total .............................         27                     177                    0.73%
             Monument Advisor ..................         --       6.57           --     -35.01%          --       N/A
             Monument ..........................         --       6.43           --     -35.83%          --      1.30%
      2007   Total .............................         47                     477                    1.51%
             Monument Advisor ..................         --      10.11           --       1.61%          --       N/A
             Inception April 30, 2007 ..........         --       9.95           --        N/A          N/A       N/A
             Monument ..........................         --      10.02           --       0.70%          --      1.30%
             Inception April 30, 2007 ..........         --       9.95           --        N/A          N/A       N/A
   ClearBridge Fundamental Value Portfolio
      2009   Total .............................         11                      86                    0.86%
             Monument Advisor ..................         --       7.87           --      29.44%          --       N/A
             Monument ..........................         --       7.60           --      27.73%          --      1.30%
      2008   Total .............................         30                     180                    1.96%
             Monument Advisor ..................         --       6.08           --     -36.60%          --       N/A
             Monument ..........................         --       5.95           --     -37.37%          --      1.30%
      2007   Total .............................         18                     170                    6.34%
             Monument Advisor ..................         --       9.59           --      -3.13%          --       N/A
             Inception April 30, 2007 ..........         --       9.90           --        N/A          N/A       N/A
             Monument ..........................         --       9.50           --      -4.04%          --      1.30%
             Inception April 30, 2007 ..........         --       9.90           --        N/A          N/A       N/A
   ClearBridge Large Cap Growth Portfolio
      2009   Total .............................         42                     374                    0.25%
             Monument Advisor ..................         --       8.94           --      42.36%          --       N/A
             Monument ..........................         --       8.64           --      40.72%          --      1.30%
      2008   Total .............................         41                     259                    0.40%
             Monument Advisor ..................         --       6.28           --     -37.33%          --       N/A
             Monument ..........................         --       6.14           --     -38.17%          --      1.30%
      2007   Total .............................         26                     259                    0.06%
             Monument Advisor ..................         --      10.02           --       1.21%          --       N/A
             Inception April 30, 2007 ..........         --       9.90           --        N/A          N/A       N/A
             Monument ..........................         --       9.93           --       0.30%          --      1.30%
             Inception April 30, 2007 ..........         --       9.90           --        N/A          N/A       N/A
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond Portfolio
      2009   Total .............................      1,770                  22,385                   17.20%
             Monument Advisor ..................         --      12.65           --      55.60%          --       N/A
      2008   Total .............................         49                     396                   13.22%
             Monument Advisor ..................         --       8.13           --     -30.81%          --       N/A
      2007   Total .............................         29                     344                    7.27%
             Monument Advisor ..................         --      11.75           --      -0.09%          --       N/A
      2006   Total .............................         23                     269                    5.31%
             Monument Advisor ..................         --      11.76           --      10.63%          --       N/A
      2005   Total .............................         48                     509                   18.31%
             Monument Advisor ..................         --      10.63           --       5.88%          --       N/A
             Inception May 4 ...................         --      10.04           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME TRUST: (continued)
   Western Asset Strategic Bond Portfolio
      2009   Total .............................         38              $      423                    3.57%
             Monument Advisor ..................         --   $  11.08           --      21.76%          --       N/A
             Monument ..........................         --      11.04           --      20.26%          --      1.30%
      2008   Total .............................         64                     585                    5.01%
             Monument Advisor ..................         --       9.10           --     -17.05%          --       N/A
             Monument ..........................         --       9.18           --     -18.11%          --      1.30%
      2007   Total .............................        108                   1,186                    4.47%
             Monument Advisor ..................         --      10.97           --       2.05%          --       N/A
             Monument ..........................         --      11.21           --       0.63%          --      1.30%
      2006   Total .............................         88                     946                    8.57%
             Monument Advisor ..................         --      10.75           --       4.98%          --       N/A
             Monument ..........................         --      11.14           --       3.72%          --      1.30%
      2005   Total .............................         12                     124                    6.36%
             Monument Advisor ..................         --      10.24           --       2.20%          --       N/A
             Inception May 4 ...................         --      10.02           --        N/A          N/A       N/A
             Monument ..........................         --      10.74           --       1.13%          --      1.30%
LORD ABBETT SERIES FUND, INC.:
   America's Value Portfolio
      2009   Total .............................         22                     255                    3.66%
             Monument Advisor ..................         --      11.53           --      23.45%          --       N/A
             Monument ..........................         --      14.71           --      21.77%          --      1.30%
      2008   Total .............................         26                     241                    4.94%
             Monument Advisor ..................         --       9.34           --     -26.22%          --       N/A
             Monument ..........................         --      12.08           --     -27.14%          --      1.30%
      2007   Total .............................         24                     311                    4.62%
             Monument Advisor ..................         --      12.66           --       3.18%          --       N/A
             Monument ..........................         --      16.58           --       1.84%          --      1.30%
      2006   Total .............................          5                      66                    4.77%
             Monument Advisor ..................         --      12.27           --      14.57%          --       N/A
             Monument ..........................         --      16.28           --      13.06%          --      1.30%
      2005   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.71           --       6.04%          --       N/A
             Inception May 4 ...................         --      10.10           --        N/A          N/A       N/A
             Monument ..........................         --      14.40           --       2.49%          --      1.30%
   Bond Debenture Portfolio
      2009   Total .............................         79                     870                   12.79%
             Monument Advisor ..................         --      11.04           --      34.31%          --       N/A
      2008   Total .............................         13                     109                    5.14%
             Monument Advisor ..................         --       8.22           --     -17.55%          --       N/A
      2007   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --       9.97           --      -0.10%          --       N/A
             Inception November 9, 2007 ........         --       9.98           --        N/A          N/A       N/A
   Growth and Income Portfolio
      2009   Total .............................        104                   1,063                    0.99%
             Monument Advisor ..................         --       9.88           --      18.89%          --       N/A
             Monument ..........................         --      16.24           --      17.34%          --      1.30%
      2008   Total .............................        110                     948                    1.22%
             Monument Advisor ..................         --       8.31           --     -36.42%          --       N/A
             Monument ..........................         --      13.84           --     -37.23%          --      1.30%
      2007   Total .............................        128                   1,730                    1.59%
             Monument Advisor ..................         --      13.07           --       3.48%          --       N/A
             Monument ..........................         --      22.05           --       2.08%          --      1.30%
      2006   Total .............................         50                     703                    2.40%
             Monument Advisor ..................         --      12.63           --      17.27%          --       N/A
             Monument ..........................         --      21.60           --      15.82%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
LORD ABBETT SERIES FUND, INC.: (continued)
   Growth and Income Portfolio (continued)
      2005   Total .............................          8              $      150                    0.94%
             Monument Advisor ..................         --   $  10.77           --       6.42%          --       N/A
             Inception May 4 ...................         --      10.12           --        N/A          N/A       N/A
             Monument ..........................         --      18.65           --       1.91%          --      1.30%
   International Portfolio
      2009   Total .............................        165                   1,110                    3.13%
             Monument Advisor ..................         --       6.74           --      47.81%          --       N/A
      2008   Total .............................         17                      77                    0.85%
             Monument Advisor ..................         --       4.56           --     -51.49%          --       N/A
      2007   Total .............................          6                      59                    2.70%
             Monument Advisor ..................         --       9.40           --      -3.79%          --
             Inception November 9, 2007 ........         --       9.77           --        N/A          N/A       N/A
   Large Cap Core Portfolio
      2009   Total .............................         10                      83                    0.87%
             Monument Advisor ..................         --       8.69           --      25.58%          --       N/A
      2008   Total .............................          7                      50                    2.32%
             Monument Advisor ..................         --       6.92           --     -31.28%          --       N/A
      2007   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.07           --       2.34%          --       N/A
             Inception November 9, 2007 ........         --       9.84           --        N/A          N/A       N/A
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index Fund
      2009   Total .............................        142                   1,644                    4.27%
             Monument Advisor ..................         --      11.61           --       5.83%          --       N/A
      2008   Total .............................        149                   1,631                    4.89%
             Monument Advisor ..................         --      10.97           --       4.68%          --       N/A
      2007   Total .............................         69                     727                    8.01%
             Monument Advisor ..................         --      10.48           --       4.80%          --       N/A
             Inception May 1 ...................         --      10.00           --        N/A          N/A       N/A
   International Index Fund
      2009   Total .............................        276                   2,070                    3.00%
             Monument Advisor ..................         --       7.51           --      29.04%          --       N/A
      2008   Total .............................        355                   2,065                    2.72%
             Monument Advisor ..................         --       5.82           --     -42.83%          --       N/A
      2007   Total .............................        147                   1,492                    1.84%
             Monument Advisor ..................         --      10.18           --       1.70%          --       N/A
             Inception May 1 ...................         --      10.01           --        N/A          N/A       N/A
   Mid Cap Index Fund
      2009   Total .............................        152                   1,308                    1.19%
             Monument Advisor ..................         --       8.62           --      37.04%          --       N/A
      2008   Total .............................        150                     941                    1.77%
             Monument Advisor ..................         --       6.29           --     -36.40%          --       N/A
      2007   Total .............................         21                     203                    1.78%
             Monument Advisor ..................         --       9.89           --      -1.40%          --       N/A
             Inception May 1 ...................         --      10.03           --        N/A          N/A       N/A
   S&P 500 Index Fund
      2009   Total .............................        232                   1,844                    2.23%
             Monument Advisor ..................         --       7.94           --      26.23%          --       N/A
      2008   Total .............................        522                   3,287                    2.11%
             Monument Advisor ..................         --       6.29           --     -37.16%          --       N/A
      2007   Total .............................        317                   3,176                    1.89%
             Monument Advisor ..................         --      10.01           --      -0.20%          --       N/A
             Inception May 1 ...................         --      10.03           --        N/A          N/A       N/A
   Small Cap Index Fund
      2009   Total .............................        108                     857                    1.06%
             Monument Advisor ..................         --       7.92           --      26.92%          --       N/A
      2008   Total .............................        122                     763                    1.49%
             Monument Advisor ..................         --       6.24           --     -34.04%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST: (continued)
   Small Cap Index Fund (continued)
      2007   Total .............................         22              $      208                    1.86%
             Monument Advisor ..................         --   $   9.46           --      -5.59%          --       N/A
             Inception May 1 ...................         --      10.02           --        N/A          N/A       N/A
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth Portfolio
      2009   Total .............................         40                     504                    0.00%
             Monument Advisor ..................         --      12.73           --      31.51%          --       N/A
             Monument ..........................         --       9.73           --      29.91%          --      1.30%
      2008   Total .............................         54                     526                    0.00%
             Monument Advisor ..................         --       9.68           --     -43.36%          --       N/A
             Monument ..........................         --       7.49           --     -44.15%          --      1.30%
      2007   Total .............................         51                     876                    0.00%
             Monument Advisor ..................         --      17.09           --      22.60%          --       N/A
             Monument ..........................         --      13.41           --      20.92%          --      1.30%
      2006   Total .............................         15                     213                    0.00%
             Monument Advisor ..................         --      13.94           --      14.64%          --       N/A
             Monument ..........................         --      11.09           --      13.28%          --      1.30%
      2005   Total .............................          1                       7                    0.00%
             Monument Advisor ..................         --      12.16           --      20.04%          --       N/A
             Inception May 4 ...................         --      10.13           --        N/A          N/A       N/A
             Monument ..........................         --       9.79           --      12.27%          --      1.30%
   Partners Portfolio
      2009   Total .............................        188                   2,066                    2.49%
             Monument Advisor ..................         --      10.99           --      56.11%          --       N/A
             Monument ..........................         --      11.09           --      54.03%          --      1.30%
      2008   Total .............................        200                   1,410                    0.50%
             Monument Advisor ..................         --       7.04           --     -52.40%          --       N/A
             Monument ..........................         --       7.20           --     -53.00%          --      1.30%
      2007   Total .............................        204                   3,021                    0.73%
             Monument Advisor ..................         --      14.79           --       9.39%          --       N/A
             Monument ..........................         --      15.32           --       7.89%          --      1.30%
      2006   Total .............................        119                   1,619                    1.06%
             Monument Advisor ..................         --      13.52           --      12.20%          --       N/A
             Monument ..........................         --      14.20           --      10.85%          --      1.30%
      2005   Total .............................         18                     212                    1.88%
             Monument Advisor ..................         --      12.05           --      18.84%          --       N/A
             Inception May 4 ...................         --      10.14           --        N/A          N/A       N/A
             Monument ..........................         --      12.81           --      16.45%          --      1.30%
   Regency Portfolio
      2009   Total .............................         55                     583                    1.66%
             Monument Advisor ..................         --      10.65           --      46.49%          --       N/A
             Monument ..........................         --      15.07           --      44.63%          --      1.30%
      2008   Total .............................         40                     292                    1.39%
             Monument Advisor ..................         --       7.27           --     -45.79%          --       N/A
             Monument ..........................         --      10.42           --     -46.51%          --      1.30%
      2007   Total .............................         41                     544                    0.48%
             Monument Advisor ..................         --      13.41           --       3.23%          --       N/A
             Monument ..........................         --      19.48           --       1.94%          --      1.30%
      2006   Total .............................         31                     399                    0.72%
             Monument Advisor ..................         --      12.99           --      11.22%          --       N/A
             Monument ..........................         --      19.11           --       9.76%          --      1.30%
      2005   Total .............................         12                     137                    0.14%
             Monument Advisor ..................         --      11.68           --      14.96%          --       N/A
             Inception May 4 ...................         --      10.16           --        N/A          N/A       N/A
             Monument ..........................         --      17.41           --      10.54%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST: (continued)
   Short Duration Bond Portfolio
      2009   Total .............................         56              $      607                    1.96%
             Monument Advisor ..................         --   $  10.84           --      13.27%          --       N/A
             Monument ..........................         --      12.27           --      11.85%          --      1.30%
      2008   Total .............................        125                   1,196                    3.80%
             Monument Advisor ..................         --       9.57           --     -13.39%          --       N/A
             Monument ..........................         --      10.97           --     -14.50%          --      1.30%
      2007   Total .............................        189                   2,085                    3.25%
             Monument Advisor ..................         --      11.05           --       4.74%          --       N/A
             Monument ..........................         --      12.83           --       3.38%          --      1.30%
      2006   Total .............................        161                   1,700                    5.85%
             Monument Advisor ..................         --      10.55           --       4.25%          --       N/A
             Monument ..........................         --      12.41           --       2.82%          --      1.30%
      2005   Total .............................          8                      78                    1.04%
             Monument Advisor ..................         --      10.12           --       1.10%          --       N/A
             Inception May 4 ...................         --      10.01           --        N/A          N/A       N/A
             Monument ..........................         --      12.07           --       0.17%          --      1.30%
   Small-Cap Growth Portfolio
      2009   Total .............................         37                     330                    0.00%
             Monument Advisor ..................         --       8.83           --      22.81%          --       N/A
             Monument ..........................         --      10.50           --      21.11%          --      1.30%
      2008   Total .............................         69                     497                    0.00%
             Monument Advisor ..................         --       7.19           --     -39.48%          --       N/A
             Monument ..........................         --       8.67           --     -40.25%          --      1.30%
      2007   Total .............................         17                     197                    0.00%
             Monument Advisor ..................         --      11.88           --       0.51%          --       N/A
             Monument ..........................         --      14.51           --      -0.75%          --      1.30%
      2006   Total .............................         15                     174                    0.00%
             Monument Advisor ..................         --      11.82           --       5.25%          --       N/A
             Monument ..........................         --      14.62           --       3.84%          --      1.30%
      2005   Total .............................          3                      32                    0.00%
             Monument Advisor ..................         --      11.23           --      10.97%          --       N/A
             Inception May 4 ...................         --      10.12           --        N/A          N/A       N/A
             Monument ..........................         --      14.08           --       1.59%          --      1.30%
   Socially Responsive Portfolio
      2009   Total .............................         19                     211                    1.26%
             Monument Advisor ..................         --      10.94           --      31.49%          --       N/A
             Monument ..........................         --      11.02           --      29.65%          --      1.30%
      2008   Total .............................         14                     114                    1.30%
             Monument Advisor ..................         --       8.32           --     -39.45%          --       N/A
             Monument ..........................         --       8.50           --     -40.18%          --      1.30%
      2007   Total .............................         17                     231                    0.10%
             Monument Advisor ..................         --      13.74           --       7.60%          --       N/A
             Monument ..........................         --      14.21           --       6.20%          --      1.30%
      2006   Total .............................          7                      91                    0.19%
             Monument Advisor ..................         --      12.77           --      13.71%          --       N/A
             Monument ..........................         --      13.38           --      12.25%          --      1.30%
      2005   Total .............................          3                      40                    0.00%
             Monument Advisor ..................         --      11.23           --      10.75%          --       N/A
             Inception May 4 ...................         --      10.14           --        N/A          N/A       N/A
             Monument ..........................         --      11.92           --       5.49%          --      1.30%
NORTHERN LIGHTS VARIABLE TRUST:
   Changing Parameters Portfolio
      2009   Total .............................        880                   8,132                    0.00%
             Monument Advisor ..................         --       9.24           --      -6.19%          --       N/A
      2008   Total .............................        908                   8,942                    0.47%
             Monument Advisor ..................         --       9.85           --      -2.57%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
   Changing Parameters Portfolio (continued)
      2007   Total .............................        804              $    8,129                    0.00%
             Monument Advisor ..................         --   $  10.11           --       1.10%          --       N/A
             Inception July 2 ..................         --      10.00           --        N/A          N/A       N/A
   JNF Balanced Portfolio
      2009   Total .............................         45                     488                    2.06%
             Monument Advisor ..................         --       9.25           --      21.87%          --       N/A
             Monument ..........................         --       8.93           --      20.19%          --      1.30%
      2008   Total .............................         22                     231                    2.00%
             Monument Advisor ..................         --       7.59           --     -23.18%          --       N/A
             Monument ..........................         --       7.43                  -24.11%          --      1.30%
      2007   Total .............................         34                     426                    1.03%
             Monument Advisor ..................         --       9.88           --      -1.50%          --       N/A
             Inception May 1 ...................         --      10.03           --        N/A          N/A       N/A
             Monument ..........................         --       9.79           --      -2.39%          --      1.30%
             Inception May 1 ...................         --      10.03           --        N/A          N/A       N/A
   JNF Equity Portfolio
      2009   Total .............................         70                     482                    0.93%
             Monument Advisor ..................         --       7.01           --      35.07%          --       N/A
             Monument ..........................         --       6.77           --      33.27%          --      1.30%
      2008   Total .............................         75                     388                    0.13%
             Monument Advisor ..................         --       5.19           --     -42.65%          --       N/A
             Monument ..........................         --       5.08           --     -43.37%          --      1.30%
      2007   Total .............................        215                   1,946                    0.00%
             Monument Advisor ..................         --       9.05           --      -9.59%          --       N/A
             Inception May 1 ...................         --      10.01           --        N/A          N/A       N/A
             Monument ..........................         --       8.97           --     -10.39%          --      1.30%
             Inception May 1 ...................         --      10.01           --        N/A          N/A       N/A
   JNF Loomis Sayles Bond Portfolio
      2009   Total .............................        753                   8,154                    7.52%
             Monument Advisor ..................         --      10.83           --      40.83%          --       N/A
      2008   Total .............................        695                   5,339                    5.33%
             Monument Advisor ..................         --       7.69           --     -23.10%          --       N/A
             Inception May 1 ...................         --      10.00           --        N/A          N/A       N/A
   JNF Money Market Portfolio
      2009   Total .............................      5,296                  53,987                    0.29%
             Monument Advisor ..................         --      10.19           --       0.20%          --       N/A
      2008   Total .............................      8,723                  88,695                    1.66%
             Monument Advisor ..................         --      10.17           --       1.70%          --       N/A
             Inception April 30 ................         --      10.00           --        N/A          N/A       N/A
PIMCO VARIABLE INSURANCE TRUST:
   All Asset Portfolio
      2009   Total .............................        484                   5,621                    8.22%
             Monument Advisor ..................         --      11.62           --      21.68%          --       N/A
      2008   Total .............................        293                   2,800                    5.97%
             Monument Advisor ..................         --       9.55           --     -15.86%          --       N/A
      2007   Total .............................        182                   2,061                   10.35%
             Monument Advisor ..................         --      11.35           --       8.30%          --       N/A
      2006   Total .............................         25                     258                    5.88%
             Monument Advisor ..................         --      10.48           --       5.12%          --       N/A
             Inception May 1 ...................         --       9.97           --        N/A          N/A       N/A
   CommodityRealReturn Strategy Portfolio
      2009   Total .............................        315                   2,968                    6.38%
             Monument Advisor ..................         --       9.42           --      41.65%          --       N/A
      2008   Total .............................        280                   1,864                    4.44%
             Monument Advisor ..................         --       6.65           --     -43.83%          --       N/A
      2007   Total .............................        255                   3,016                    4.84%
             Monument Advisor ..................         --      11.84           --      23.20%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   CommodityRealReturn Strategy Portfolio (continued)
      2006   Total .............................        123              $    1,182                    6.14%
             Monument Advisor ..................         --   $   9.61           --      -4.95%          --       N/A
             Inception May 1 ...................         --      10.11           --        N/A          N/A       N/A
   Emerging Markets Bond Portfolio
      2009   Total .............................        307                   3,921                    5.84%
             Monument Advisor ..................         --      12.78           --      30.54%          --       N/A
      2008   Total .............................        323                   3,162                    6.52%
             Monument Advisor ..................         --       9.79           --     -14.57%          --       N/A
      2007   Total .............................        122                   1,402                    5.76%
             Monument Advisor ..................         --      11.46           --       5.82%          --       N/A
      2006   Total .............................        214                   2,322                    3.59%
             Monument Advisor ..................         --      10.83           --       8.52%          --       N/A
             Inception May 1 ...................         --       9.98           --        N/A          N/A       N/A
   Foreign Bond US Dollar-Hedged Portfolio
      2009   Total .............................        145                   1,745                    3.24%
             Monument Advisor ..................         --      12.08           --      15.60%          --       N/A
      2008   Total .............................        180                   1,884                    3.11%
             Monument Advisor ..................         --      10.45           --      -2.34%          --       N/A
      2007   Total .............................        184                   1,969                    3.41%
             Monument Advisor ..................         --      10.70           --       3.58%          --       N/A
      2006   Total .............................         23                     243                    2.36%
             Monument Advisor ..................         --      10.33           --       3.20%          --       N/A
             Inception May 1 ...................         --      10.01           --        N/A          N/A       N/A
   Foreign Bond US Dollar-Unhedged Portfolio
      2009   Total .............................         81                     921                    1.28%
             Monument Advisor ..................         --      11.36           --       4.12%          --       N/A
      2008   Total .............................        181                   1,974                    0.00%
             Monument Advisor ..................         --      10.91           --       9.54%          --       N/A
             Inception November 14 .............         --       9.96           --        N/A          N/A       N/A
   Global Bond Unhedged Portfolio
      2009   Total .............................        146                   1,907                    3.14%
             Monument Advisor ..................         --      13.04           --      16.85%          --       N/A
      2008   Total .............................        338                   3,770                    3.27%
             Monument Advisor ..................         --      11.16           --      -0.80%          --       N/A
      2007   Total .............................        104                   1,165                    3.25%
             Monument Advisor ..................         --      11.25           --       9.65%          --       N/A
      2006   Total .............................         27                     282                    2.31%
             Monument Advisor ..................         --      10.26           --       2.60%          --       N/A
             Inception May 1 ...................         --      10.00           --        N/A          N/A       N/A
   High Yield Portfolio
      2009   Total .............................      3,319                  39,169                    8.57%
             Monument Advisor ..................         --      11.80           --      40.31%          --       N/A
      2008   Total .............................        437                   3,679                    8.02%
             Monument Advisor ..................         --       8.41           --     -23.55%          --       N/A
      2007   Total .............................        103                   1,132                    6.92%
             Monument Advisor ..................         --      11.00           --       3.48%          --       N/A
      2006   Total .............................        450                   4,786                    4.51%
             Monument Advisor ..................         --      10.63           --       6.41%          --       N/A
             Inception May 1 ...................         --       9.99           --        N/A          N/A       N/A
   Long Term US Government Portfolio
      2009   Total .............................        116                   1,423                    3.76%
             Monument Advisor ..................         --      12.24           --      -4.38%          --       N/A
      2008   Total .............................        132                   1,689                    3.73%
             Monument Advisor ..................         --      12.80           --      17.32%          --       N/A
      2007   Total .............................         87                     952                    4.60%
             Monument Advisor ..................         --      10.91           --       9.76%          --       N/A
      2006   Total .............................         --                      --                   0.00%
             Monument Advisor ..................         --       9.94           --      -1.09%          --       N/A
             Inception November 1 ..............         --      10.05           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Low Duration Portfolio
      2009   Total .............................        630              $    7,676                    3.42%
             Monument Advisor ..................         --   $  12.18           --      13.30%          --       N/A
      2008   Total .............................        625                   6,720                    4.16%
             Monument Advisor ..................         --      10.75           --      -0.37%          --       N/A
      2007   Total .............................        229                   2,469                    4.74%
             Monument Advisor ..................         --      10.79           --       7.36%          --       N/A
      2006   Total .............................          8                      80                    0.82%
             Monument Advisor ..................         --      10.05           --       0.40%          --       N/A
             Inception November 1 ..............         --      10.01           --        N/A          N/A       N/A
   Real Return Portfolio
      2009   Total .............................        853                  10,560                    2.88%
             Monument Advisor ..................         --      12.36           --      18.39%          --       N/A
             Monument ..........................         --      13.27           --      16.81%          --      1.30%
      2008   Total .............................        598                   6,250                    3.50%
             Monument Advisor ..................         --      10.44           --      -7.03%          --       N/A
             Monument ..........................         --      11.36           --      -8.24%          --      1.30%
      2007   Total .............................        362                   4,063                    4.66%
             Monument Advisor ..................         --      11.23           --      10.64%          --       N/A
             Monument ..........................         --      12.38           --       9.27%          --      1.30%
      2006   Total .............................        172                   1,774                    4.41%
             Monument Advisor ..................         --      10.15           --       0.69%          --       N/A
             Monument ..........................         --      11.33           --      -0.61%          --      1.30%
      2005   Total .............................         19                     200                    2.59%
             Monument Advisor ..................         --      10.08           --       0.80%          --       N/A
             Inception May 4 ...................         --      10.00           --        N/A          N/A       N/A
             Monument ..........................         --      11.40           --       0.80%          --      1.30%
   Short-Term Portfolio
      2009   Total .............................        500                   5,961                    1.96%
             Monument Advisor ..................         --      11.92           --       7.87%          --       N/A
             Monument ..........................         --      11.27           --       6.42%          --      1.30%
      2008   Total .............................        279                   3,079                    3.63%
             Monument Advisor ..................         --      11.05           --      -0.36%          --       N/A
             Monument ..........................         --      10.59           --      -1.58%          --      1.30%
      2007   Total .............................        270                   2,995                    4.69%
             Monument Advisor ..................         --      11.09           --       4.52%          --       N/A
             Monument ..........................         --      10.76           --       3.16%          --      1.30%
      2006   Total .............................        155                   1,644                    4.44%
             Monument Advisor ..................         --      10.61           --       4.22%          --       N/A
             Monument ..........................         --      10.43           --       2.86%          --      1.30%
      2005   Total .............................          9                      96                    2.38%
             Monument Advisor ..................         --      10.18           --       1.80%          --       N/A
             Inception May 4 ...................         --      10.00           --        N/A          N/A       N/A
             Monument ..........................         --      10.14           --       1.20%          --      1.30%
   Total Return Portfolio
      2009   Total .............................      2,553                  34,892                    5.19%
             Monument Advisor ..................         --      13.67           --      14.01%          --       N/A
             Monument ..........................         --      13.57           --      12.52%          --      1.30%
      2008   Total .............................      2,023                  24,243                    4.46%
             Monument Advisor ..................         --      11.99           --       4.81%          --       N/A
             Monument ..........................         --      12.06           --       3.52%          --      1.30%
      2007   Total .............................      1,669                  19,097                    4.81%
             Monument Advisor ..................         --      11.44           --       8.75%          --       N/A
             Monument ..........................         --      11.65           --       7.27%          --      1.30%
      2006   Total .............................        566                   5,969                    4.55%
             Monument Advisor ..................         --      10.52           --       3.85%          --       N/A
             Monument ..........................         --      10.86           --       2.55%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST: (continued)
   Total Return Portfolio (continued)
      2005   Total .............................         49              $      500                    2.81%
             Monument Advisor ..................         --   $  10.13           --       1.10%          --       N/A
             Inception May 4 ...................         --      10.02           --        N/A          N/A       N/A
             Monument ..........................         --      10.59           --       1.05%          --      1.30%
PIONEER VARIABLE CONTRACTS TRUST:
   Bond Portfolio
      2009   Total .............................        157                   1,859                    5.17%
             Monument Advisor ..................         --      11.81           --      17.28%          --       N/A
      2008   Total .............................         50                     507                    5.24%
             Monument Advisor ..................         --      10.07           --      -0.79%          --       N/A
      2007   Total .............................          3                      29                    0.64%
             Monument Advisor ..................         --      10.15           --       1.30%          --
             Inception November 9, 2007 ........         --      10.02           --        N/A          N/A       N/A
   Cullen Value Portfolio
      2009   Total .............................        140                   1,204                    0.72%
             Monument Advisor ..................         --       8.60           --      15.75%          --       N/A
      2008   Total .............................        250                   1,857                    1.35%
             Monument Advisor ..................         --       7.43           --     -32.58%          --       N/A
      2007   Total .............................         73                     810                    2.42%
             Monument Advisor ..................         --      11.02           --       6.47%          --       N/A
      2006   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.35           --       4.12%          --       N/A
             Inception November 1 ..............         --       9.94           --        N/A          N/A       N/A
   Emerging Markets Portfolio
      2009   Total .............................        300                   3,462                    0.68%
             Monument Advisor ..................         --      11.54           --      74.06%          --       N/A
      2008   Total .............................        198                   1,315                    0.08%
             Monument Advisor ..................         --       6.63           --     -58.33%          --       N/A
      2007   Total .............................        102                   1,626                    0.21%
             Monument Advisor ..................         --      15.91           --      42.44%          --       N/A
      2006   Total .............................         38                     420                    0.00%
             Monument Advisor ..................         --      11.17           --      11.25%          --       N/A
             Inception November 1 ..............         --      10.04           --        N/A          N/A       N/A
   Equity Income Portfolio
      2009   Total .............................        140                   1,442                    2.86%
             Monument Advisor ..................         --      10.29           --      13.83%          --       N/A
             Monument ..........................         --      10.09           --      12.36%          --      1.30%
      2008   Total .............................        227                   2,048                    2.63%
             Monument Advisor ..................         --       9.04           --     -30.46%          --       N/A
             Monument ..........................         --       8.98           --     -31.35%          --      1.30%
      2007   Total .............................        195                   2,537                    2.30%
             Monument Advisor ..................         --      13.00           --       0.54%          --       N/A
             Monument ..........................         --      13.08           --      -0.76%          --      1.30%
      2006   Total .............................        177                   2,287                    3.44%
             Monument Advisor ..................         --      12.93           --      22.10%          --       N/A
             Monument ..........................         --      13.18           --      20.59%          --      1.30%
      2005   Total .............................          3                      35                    2.15%
             Monument Advisor ..................         --      10.59           --       4.96%          --       N/A
             Inception May 4 ...................         --      10.09           --        N/A          N/A       N/A
             Monument ..........................         --      10.93           --       4.10%          --      1.30%
   Fund Portfolio
      2009   Total .............................        139                   1,518                    1.60%
             Monument Advisor ..................         --      10.94           --      24.89%          --       N/A
             Monument ..........................         --       9.26           --      23.30%          --      1.30%
      2008   Total .............................        160                   1,401                    1.47%
             Monument Advisor ..................         --       8.76           --     -34.38%          --       N/A
             Monument ..........................         --       7.51           --     -35.20%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
PIONEER VARIABLE CONTRACTS TRUST: (continued)
   Fund Portfolio (continued)
      2007   Total .............................        136              $    1,818                    1.15%
             Monument Advisor ..................         --   $  13.35           --       4.79%          --       N/A
             Monument ..........................         --      11.59           --       3.39%          --      1.30%
      2006   Total .............................         42                     530                    1.47%
             Monument Advisor ..................         --      12.74           --      16.35%          --       N/A
             Monument ..........................         --      11.21           --      14.86%          --      1.30%
      2005   Total .............................          5                      55                    1.09%
             Monument Advisor ..................         --      10.95           --       8.20%          --       N/A
             Inception May 4 ...................         --      10.12           --        N/A          N/A       N/A
             Monument ..........................         --       9.76           --       4.61%          --      1.30%
   High Yield Portfolio
      2009   Total .............................        294                   3,653                    7.08%
             Monument Advisor ..................         --      12.42           --      60.05%          --       N/A
      2008   Total .............................        134                   1,036                    6.56%
             Monument Advisor ..................         --       7.76           --     -35.60%          --       N/A
      2007   Total .............................        725                   8,743                    5.24%
             Monument Advisor ..................         --      12.05           --       5.52%          --       N/A
      2006   Total .............................         80                     912                    5.41%
             Monument Advisor ..................         --      11.42           --       8.25%          --       N/A
      2005   Total .............................         67                     711                    3.20%
             Monument Advisor ..................         --      10.55           --       5.18%          --       N/A
             Inception May 4 ...................         --      10.03           --        N/A          N/A       N/A
   Mid Cap Value Portfolio
      2009   Total .............................        158                   1,703                    1.19%
             Monument Advisor ..................         --      10.78           --      25.35%          --       N/A
      2008   Total .............................        142                   1,225                    1.61%
             Monument Advisor ..................         --       8.60           --     -33.80%          --       N/A
      2007   Total .............................        106                   1,372                    0.61%
             Monument Advisor ..................         --      12.99           --       5.35%          --       N/A
      2006   Total .............................         31                     385                    0.00%
             Monument Advisor ..................         --      12.33           --      12.30%          --       N/A
      2005   Total .............................          1                      15                    0.00%
             Monument Advisor ..................         --      10.98           --       8.39%          --       N/A
             Inception May 4 ...................         --      10.13           --        N/A          N/A       N/A
   Money Market Portfolio
      2009   Total .............................         --                       2                    0.20%
             Monument Advisor ..................         --      11.44           --       0.18%          --       N/A
      2008   Total .............................         --                       3                    2.40%
             Monument Advisor ..................         --      11.42           --       2.33%          --       N/A
      2007   Total .............................         --      11.16            4                    4.60%
             Monument Advisor ..................                                          4.79%          --       N/A
      2006   Total .............................         --                      --                    4.00%
             Monument Advisor ..................         --      10.65           --       4.51%          --       N/A
      2005   Total .............................          7                      69                    2.07%
             Monument Advisor ..................         --      10.19           --       1.90%          --       N/A
             Inception May 4 ...................         --      10.00           --        N/A          N/A       N/A
   Strategic Income Portfolio
      2009   Total .............................        582                   7,132                    7.77%
             Monument Advisor ..................         --      12.26           --      29.19%          --       N/A
      2008   Total .............................        296                   2,807                    6.60%
             Monument Advisor ..................         --       9.49           --     -11.64%          --       N/A
      2007   Total .............................        541                   5,816                    5.16%
             Monument Advisor ..................         --      10.74           --       6.13%          --       N/A
      2006   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.12           --       1.00%          --       N/A
             Inception November 1 ..............         --      10.02           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
ROYCE CAPITAL FUND:
   Micro-Cap Portfolio
      2009   Total .............................        223              $    3,102                    0.00%
             Monument Advisor ..................         --   $  13.85           --      58.11%          --       N/A
             Monument ..........................         --      19.59           --      55.97%          --      1.30%
      2008   Total .............................        184                   1,624                    2.48%
             Monument Advisor ..................         --       8.76           --     -43.30%          --       N/A
             Monument ..........................         --      12.56           --     -43.98%          --      1.30%
      2007   Total .............................        135                   2,121                    1.36%
             Monument Advisor ..................         --      15.45           --       3.97%          --       N/A
             Monument ..........................         --      22.42           --       2.61%          --      1.30%
      2006   Total .............................         90                   1,374                    0.29%
             Monument Advisor ..................         --      14.86           --      21.11%          --       N/A
             Monument ..........................         --      21.85           --      19.53%          --      1.30%
      2005   Total .............................          8                     120                    0.82%
             Monument Advisor ..................         --      12.27           --      21.13%          --       N/A
             Inception May 4 ...................         --      10.13           --        N/A          N/A       N/A
             Monument ..........................         --      18.28           --      10.19%          --      1.30%
   Small-Cap Portfolio
      2009   Total .............................        351                   4,440                    0.00%
             Monument Advisor ..................         --      12.55           --      35.24%          --       N/A
             Monument ..........................         --      19.47           --      33.45%          --      1.30%
      2008   Total .............................        363                   3,399                    0.80%
             Monument Advisor ..................         --       9.28           --     -27.22%          --       N/A
             Monument ..........................         --      14.59           --     -28.13%          --      1.30%
      2007   Total .............................        205                   2,671                    0.07%
             Monument Advisor ..................         --      12.75           --      -2.07%          --       N/A
             Monument ..........................         --      20.30           --      -3.43%          --      1.30%
      2006   Total .............................         92                   1,249                    0.09%
             Monument Advisor ..................         --      13.02           --      15.53%          --       N/A
             Monument ..........................         --      21.02           --      14.12%          --      1.30%
      2005   Total .............................         28                     347                    0.00%
             Monument Advisor ..................         --      11.27           --      11.14%          --       N/A
             Inception May 4 ...................         --      10.14           --        N/A          N/A       N/A
             Monument ..........................         --      18.42           --       7.16%          --      1.30%
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo Fund
      2009   Total .............................        377                   4,333                    0.60%
             Monument Advisor ..................         --      11.49           --      39.44%          --       N/A
      2008   Total .............................        411                   3,387                    0.33%
             Monument Advisor ..................         --       8.24           --     -43.09%          --       N/A
      2007   Total .............................        395                   5,715                    0.51%
             Monument Advisor ..................         --      14.48           --      13.75%          --       N/A
      2006   Total .............................        164                   2,084                    0.11%
             Monument Advisor ..................         --      12.73           --      12.36%          --       N/A
      2005   Total .............................         61                     697                    0.00%
             Monument Advisor ..................         --      11.33           --      11.74%          --       N/A
             Inception May 4 ...................         --      10.14           --        N/A          N/A       N/A
   CLS AdvisorOne Clermont Fund
      2009   Total .............................        193                   2,018                    2.02%
             Monument Advisor ..................         --      10.46           --      22.63%          --       N/A
      2008   Total .............................        220                   1,873                    1.41%
             Monument Advisor ..................         --       8.53           --     -30.08%          --       N/A
      2007   Total .............................        120                   1,460                    2.82%
             Monument Advisor ..................         --      12.20           --       6.18%          --       N/A
      2006   Total .............................         51                     584                    3.24%
             Monument Advisor ..................         --      11.49           --       8.40%          --       N/A
      2005   Total .............................         13                     135                    0.00%
             Monument Advisor ..................         --      10.60           --       5.37%          --       N/A
             Inception May 4 ...................         --      10.06           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   All-Asset Aggressive Strategy Fund
      2009   Total .............................         12              $      119                    0.00%
             Monument Advisor ..................         --   $   9.75           --      18.47%          --       N/A
      2008   Total .............................          9                      76                    1.24%
             Monument Advisor ..................         --       8.23           --     -25.11%          --       N/A
      2007   Total .............................          3                      29                    1.80%
             Monument Advisor ..................         --      10.99           --       6.70%          --       N/A
      2006   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.30           --       3.94%          --       N/A
             Inception November 1 ..............         --       9.91           --        N/A          N/A       N/A
   All-Asset Conservative Strategy Fund
      2009   Total .............................         12                     118                    0.01%
             Monument Advisor ..................         --      10.11           --       5.09%          --       N/A
      2008   Total .............................          1                       6                    0.47%
             Monument Advisor ..................         --       9.62           --     -10.84%          --       N/A
      2007   Total .............................         19                     202                    4.96%
             Monument Advisor ..................         --      10.79           --       6.41%          --       N/A
      2006   Total .............................         15                     148                    1.41%
             Monument Advisor ..................         --      10.14           --       1.60%          --       N/A
             Inception November 1 ..............         --       9.98           --        N/A          N/A       N/A
   All-Asset Moderate Strategy Fund
      2009   Total .............................          5                      52                    0.00%
             Monument Advisor ..................         --      10.10           --      11.85%          --       N/A
      2008   Total .............................          6                      51                    1.29%
             Monument Advisor ..................         --       9.03           --     -17.61%          --       N/A
      2007   Total .............................          9                      97                    7.31%
             Monument Advisor ..................         --      10.96           --       6.51%          --       N/A
      2006   Total .............................          4                      40                   11.21%
             Monument Advisor ..................         --      10.29           --       3.42%          --       N/A
             Inception November 1 ..............         --       9.95           --        N/A          N/A       N/A
   All-Cap Opportunity Fund
      2009   Total .............................         45                     559                    0.09%
             Monument Advisor ..................         --      12.30           --      27.33%          --       N/A
             Monument ..........................         --      15.02           --      25.69%          --      1.30%
      2008   Total .............................         46                     442                    0.00%
             Monument Advisor ..................         --       9.66           --     -40.77%          --       N/A
             Monument ..........................         --      11.95           --     -41.54%          --      1.30%
      2007   Total .............................         82                   1,334                    0.00%
             Monument Advisor ..................         --      16.31           --      22.82%          --       N/A
             Monument ..........................         --      20.44           --      21.16%          --      1.30%
      2006   Total .............................         19                     266                    0.00%
             Monument Advisor ..................         --      13.28           --      11.32%          --       N/A
             Monument ..........................         --      16.87           --       9.97%          --      1.30%
      2005   Total .............................          4                      49                    0.00%
             Monument Advisor ..................         --      11.93           --      17.54%          --       N/A
             Inception May 4 ...................         --      10.15           --        N/A          N/A       N/A
             Monument ..........................         --      15.34           --      12.22%          --      1.30%
   Alternative Strategies Allocation Fund
      2009   Total .............................         13                     108                    0.00%
             Monument Advisor ..................         --       8.21           --       0.86%          --       N/A
      2008   Total .............................         15                     121                    2.31%
             Monument Advisor ..................         --       8.14           --     -18.60%          --       N/A
             Inception May 1 ...................         --      10.00           --        N/A          N/A       N/A
   Banking Fund
      2009   Total .............................         63                     310                    3.29%
             Monument Advisor ..................         --       4.92           --      -3.34%          --       N/A
             Monument ..........................         --       4.86           --      -4.71%          --      0.00%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Banking Fund (continued)
      2008   Total .............................        122              $      619                    0.23%
             Monument Advisor ..................         --   $   5.09           --     -41.16%          --       N/A
             Monument ..........................         --       5.10           --     -41.98%          --      1.30%
      2007   Total .............................          6                      49                    3.92%
             Monument Advisor ..................         --       8.65           --     -27.13%          --       N/A
             Monument ..........................         --       8.79           --     -28.01%          --      1.30%
      2006   Total .............................         18                     211                    2.40%
             Monument Advisor ..................         --      11.87           --      11.25%          --       N/A
             Monument ..........................         --      12.21           --       9.80%          --      1.30%
      2005   Total .............................          1                      10                    0.00%
             Monument Advisor ..................         --      10.67           --       4.61%          --       N/A
             Inception May 4 ...................         --      10.20           --        N/A          N/A       N/A
             Monument ..........................         --      11.12           --      -3.97%          --      1.30%
   Basic Materials Fund
      2009   Total .............................         84                   1,305                    0.26%
             Monument Advisor ..................         --      15.58           --      55.49%          --       N/A
             Monument ..........................         --      16.78           --      53.52%          --      1.30%
      2008   Total .............................         47                     471                    0.30%
             Monument Advisor ..................         --      10.02           --     -45.40%          --       N/A
             Monument ..........................         --      10.93           --     -46.13%          --      1.30%
      2007   Total .............................         94                   1,734                    0.19%
             Monument Advisor ..................         --      18.35           --      33.94%          --       N/A
             Monument ..........................         --      20.29           --      32.27%          --      1.30%
      2006   Total .............................         11                     155                    1.34%
             Monument Advisor ..................         --      13.70           --      22.32%          --       N/A
             Monument ..........................         --      15.34           --      20.69%          --      1.30%
      2005   Total .............................          5                      55                    3.00%
             Monument Advisor ..................         --      11.20           --       9.91%          --       N/A
             Inception May 4 ...................         --      10.19           --        N/A          N/A       N/A
             Monument ..........................         --      12.71           --       2.67%          --      1.30%
   Biotechnology Fund
      2009   Total .............................         44                     572                    0.00%
             Monument Advisor ..................         --      12.91           --      18.33%          --       N/A
             Monument ..........................         --      10.11           --      16.74%          --      1.30%
      2008   Total .............................         66                     721                    0.00%
             Monument Advisor ..................         --      10.91           --     -11.80%          --       N/A
             Monument ..........................         --       8.66           --     -12.88%          --      1.30%
      2007   Total .............................         16                     204                    0.00%
             Monument Advisor ..................         --      12.37           --       4.39%          --       N/A
             Monument ..........................         --       9.94           --       3.01%          --      1.30%
      2006   Total .............................          3                      34                    0.00%
             Monument Advisor ..................         --      11.85           --      -3.27%          --       N/A
             Monument ..........................         --       9.65           --      -4.55%          --      1.30%
      2005   Total .............................          4                      52                    0.00%
             Monument Advisor ..................         --      12.25           --      21.17%          --       N/A
             Inception May 4 ...................         --      10.11           --        N/A          N/A       N/A
             Monument ..........................         --      10.11           --       9.18%          --      1.30%
   Commodities Strategy Fund
      2009   Total .............................         52                     307                    4.07%
             Monument Advisor ..................         --       5.91           --      11.51%          --       N/A
      2008   Total .............................          8                      43                    0.69%
             Monument Advisor ..................         --       5.30           --     -49.04%          --       N/A
      2007   Total .............................         37                     390                    0.00%
             Monument Advisor ..................         --      10.40           --      31.15%          --       N/A
      2006   Total .............................          9                      67                    0.00%
             Monument Advisor ..................         --       7.93           --     -17.91%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Commodities Strategy Fund (continued)
      2005   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --   $   9.66           --      -3.88%          --       N/A
             Inception October 21 ..............         --      10.05           --        N/A          N/A       N/A
   Consumer Products Fund
      2009   Total .............................         47              $      570                    2.51%
             Monument Advisor ..................         --      12.06           --      19.05%          --       N/A
             Monument ..........................         --      11.56           --      17.48%          --      1.30%
      2008   Total .............................         37                     380                    0.18%
             Monument Advisor ..................         --      10.13           --     -23.37%          --       N/A
             Monument ..........................         --       9.84           --     -24.37%          --      1.30%
      2007   Total .............................         69                     915                    5.43%
             Monument Advisor ..................         --      13.22           --      11.09%          --       N/A
             Monument ..........................         --      13.01           --       9.70%          --      1.30%
      2006   Total .............................         26                     306                    1.40%
             Monument Advisor ..................         --      11.90           --      17.36%          --       N/A
             Monument ..........................         --      11.86           --      15.93%          --      1.30%
      2005   Total .............................         --                      --                    8.63%
             Monument Advisor ..................         --      10.14           --       0.70%          --       N/A
             Inception May 4 ...................         --      10.07           --        N/A          N/A       N/A
             Monument ..........................         --      10.23           --      -1.73%          --      1.30%
   Dow 2X Strategy Fund
      2009   Total .............................         77                     614                    0.00%
             Monument Advisor ..................         --       7.96           --      37.01%          --       N/A
             Monument ..........................         --       7.36           --      35.05%          --      1.30%
      2008   Total .............................         42                     245                    0.00%
             Monument Advisor ..................         --       5.81           --     -61.75%          --       N/A
             Monument ..........................         --       5.45           --     -62.21%          --      1.30%
      2007   Total .............................         28                     432                    1.07%
             Monument Advisor ..................         --      15.19           --       8.19%          --       N/A
             Monument ..........................         --      14.42           --       6.74%          --      1.30%
      2006   Total .............................         25                     356                    0.81%
             Monument Advisor ..................         --      14.04           --      30.48%          --       N/A
             Monument ..........................         --      13.51           --      28.91%          --      1.30%
      2005   Total .............................          2                      19                    0.55%
             Monument Advisor ..................         --      10.76           --       4.98%          --       N/A
             Inception May 4 ...................         --      10.25           --        N/A          N/A       N/A
             Monument ..........................         --      10.48           --      -5.07%          --      1.30%
   Electronics Fund
      2009   Total .............................         37                     386                    0.00%
             Monument Advisor ..................         --      10.44           --      71.99%          --       N/A
             Monument ..........................         --       7.59           --      69.42%          --      1.30%
      2008   Total .............................          7                      45                    0.00%
             Monument Advisor ..................         --       6.07           --     -50.12%          --       N/A
             Monument ..........................         --       4.48           --     -50.72%          --      1.30%
      2007   Total .............................         31                     379                    0.00%
             Monument Advisor ..................         --      12.17           --      -2.48%          --       N/A
             Monument ..........................         --       9.09           --      -3.71%          --      1.30%
      2006   Total .............................         --                       6                    0.00%
             Monument Advisor ..................         --      12.48           --       2.46%          --       N/A
             Monument ..........................         --       9.44           --       1.18%          --      1.30%
      2005   Total .............................          5                      50                    0.00%
             Monument Advisor ..................         --      12.18           --      19.18%          --       N/A
             Inception May 4 ...................         --      10.22           --        N/A          N/A       N/A
             Monument ..........................         --       9.33           --       2.53%          --      1.30%
   Energy Fund
      2009   Total .............................         53                     766                    0.00%
             Monument Advisor ..................         --      14.28           --      38.51%          --       N/A
             Monument ..........................         --      17.51           --      36.69%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Energy Fund (continued)
      2008   Total .............................        109              $    1,127                    0.00%
             Monument Advisor ..................         --   $  10.31           --     -46.05%          --       N/A
             Monument ..........................         --      12.81           --     -46.74%          --      1.30%
      2007   Total .............................        118                   2,275                    0.00%
             Monument Advisor ..................         --      19.11           --      33.26%          --       N/A
             Monument ..........................         --      24.05           --      31.49%          --      1.30%
      2006   Total .............................         41                     593                    0.00%
             Monument Advisor ..................         --      14.34           --      11.94%          --       N/A
             Monument ..........................         --      18.29           --      10.51%          --      1.30%
      2005   Total .............................          1                      11                    0.02%
             Monument Advisor ..................         --      12.81           --      26.46%          --       N/A
             Inception May 4 ...................         --      10.13           --        N/A          N/A       N/A
             Monument ..........................         --      16.55           --      36.78%          --      1.30%
   Energy Services Fund
      2009   Total .............................         85                   1,270                    0.00%
             Monument Advisor ..................         --      14.92           --      62.53%          --       N/A
             Monument ..........................         --      17.61           --      60.38%          --      1.30%
      2008   Total .............................         55                     503                    0.00%
             Monument Advisor ..................         --       9.18           --     -57.62%          --       N/A
             Monument ..........................         --      10.98           --     -58.16%          --      1.30%
      2007   Total .............................        104                   2,247                    0.00%
             Monument Advisor ..................         --      21.66           --      37.09%          --       N/A
             Monument ..........................         --      26.24           --      35.33%          --      1.30%
      2006   Total .............................         18                     278                    0.00%
             Monument Advisor ..................         --      15.80           --      10.96%          --       N/A
             Monument ..........................         --      19.39           --       9.55%          --      1.30%
      2005   Total .............................         23                     331                    0.00%
             Monument Advisor ..................         --      14.24           --      39.74%          --       N/A
             Inception May 4 ...................         --      10.19           --        N/A          N/A       N/A
             Monument ..........................         --      17.70           --      46.40%          --      1.30%
   Europe 1.25X Strategy Fund
      2009   Total .............................         51                     506                    4.73%
             Monument Advisor ..................         --       9.84           --      35.72%          --       N/A
             Monument ..........................         --      10.76           --      33.83%          --      1.30%
      2008   Total .............................         40                     290                    0.73%
             Monument Advisor ..................         --       7.25           --     -54.86%          --       N/A
             Monument ..........................         --       8.04           --     -55.43%          --      1.30%
      2007   Total .............................         56                     902                    1.99%
             Monument Advisor ..................         --      16.06           --      13.02%          --       N/A
             Monument ..........................         --      18.04           --      11.56%          --      1.30%
      2006   Total .............................         29                     412                    2.92%
             Monument Advisor ..................         --      14.21           --      29.54%          --       N/A
             Monument ..........................         --      16.17           --      27.83%          --      1.30%
      2005   Total .............................          2                      18                    0.29%
             Monument Advisor ..................         --      10.97           --       7.65%          --       N/A
             Inception May 4 ...................         --      10.19           --        N/A          N/A       N/A
             Monument ..........................         --      12.65           --       4.98%          --      1.30%
   Financial Services Fund
      2009   Total .............................         15                     102                    0.72%
             Monument Advisor ..................         --       6.63           --      19.68%          --       N/A
             Monument ..........................         --       6.55           --      18.02%          --      1.30%
      2008   Total .............................        130                     721                    0.00%
             Monument Advisor ..................         --       5.54           --     -48.08%          --       N/A
             Monument ..........................         --       5.55           --     -48.71%          --      1.30%
      2007   Total .............................         14                     149                    2.78%
             Monument Advisor ..................         --      10.67           --     -18.80%          --       N/A
             Monument ..........................         --      10.82           --     -19.85%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                    UNITS                NET ASSETS              INVESTMENT
---------------------------------------------      --------     UNIT     ----------    TOTAL       INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Financial Services Fund (continued)
      2006   Total .............................          7              $       96                    4.66%
             Monument Advisor ..................         --    $ 13.14           --      16.70%          --       N/A
             Monument ..........................         --      13.50           --      15.29%          --      1.30%
      2005   Total .............................         --                      --                    7.17%
             Monument Advisor ..................         --      11.26           --      10.50%          --       N/A
             Inception May 4 ...................         --      10.19           --        N/A          N/A       N/A
             Monument ..........................         --      11.71           --       2.00%          --      1.30%
  Government Long Bond 1.2X Strategy Fund
      2009   Total .............................         55                     586                   2.48%
             Monument Advisor ..................         --      10.60           --     -31.52%          --       N/A
             Monument ..........................         --      11.02           --     -32.43%          --      1.30%
      2008   Total .............................         88                   1,367                    2.66%
             Monument Advisor ..................         --      15.48           --      44.94%          --       N/A
             Monument ..........................         --      16.31           --      43.07%          --      1.30%
      2007   Total .............................         42                     445                    4.66%
             Monument Advisor ..................         --      10.68           --       9.76%          --       N/A
             Monument ..........................         --      11.40           --       8.26%          --      1.30%
      2006   Total .............................         14                     135                    5.09%
             Monument Advisor ..................         --       9.73           --      -3.18%          --       N/A
             Monument ..........................         --      10.53           --      -4.36%          --      1.30%
      2005   Total .............................         17                     172                    2.78%
             Monument Advisor ..................         --      10.05           --       2.34%          --       N/A
             Inception May 4 ...................         --       9.82           --        N/A          N/A       N/A
             Monument ..........................         --      11.01           --       6.38%          --      1.30%
  Health Care Fund
      2009   Total .............................         86                     974                    0.00%
             Monument Advisor ..................         --      11.39           --      24.62%          --       N/A
             Monument ..........................         --      10.89           --      23.05%          --      1.30%
      2008   Total .............................         73                     670                    0.00%
             Monument Advisor ..................         --       9.14           --     -24.84%          --       N/A
             Monument ..........................         --       8.85           --     -25.88%          --      1.30%
      2007   Total .............................         52                     637                    0.00%
             Monument Advisor ..................         --      12.16           --       6.02%          --       N/A
             Monument ..........................         --      11.94           --       4.65%          --      1.30%
      2006   Total .............................         14                     158                    0.00%
             Monument Advisor ..................         --      11.47           --       5.13%          --       N/A
             Monument ..........................         --      11.41           --       3.82%          --      1.30%
      2005   Total .............................          2                      25                    0.00%
             Monument Advisor ..................         --      10.91           --       8.13%          --       N/A
             Inception May 4 ...................         --      10.09           --        N/A          N/A       N/A
             Monument ..........................         --      10.99           --       9.14%          --      1.30%
International Opportunity Fund
      2009   Total .............................         39                     329                    0.48%
             Monument Advisor ..................         --       8.41           --      29.78%          --       N/A
      2008   Total .............................         28                     182                    0.00%
             Monument Advisor ..................         --       6.48           --     -35.39%          --       N/A
             Inception May 1 ...................         --      10.03           --        N/A          N/A       N/A
Internet Fund
      2009   Total .............................         42                     566                    0.00%
             Monument Advisor ..................         --      13.34           --      65.71%          --       N/A
             Monument ..........................         --      11.46           --      63.71%          --      1.30%
      2008   Total .............................          6                      51                    0.00%
             Monument Advisor ..................         --       8.05           --     -44.83%          --       N/A
             Monument ..........................         --       7.00           --     -45.57%          --      1.30%
      2007   Total .............................         33                     484                    0.00%
             Monument Advisor                            --      14.59           --      10.36%          --       N/A
             Monument ..........................         --      12.86           --       8.98%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                    UNITS                NET ASSETS              INVESTMENT
---------------------------------------------      --------     UNIT     ----------    TOTAL       INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Internet Fund (continued)
      2006   Total .............................          3              $       45                    0.00%
             Monument Advisor ..................         --    $ 13.22           --       9.71%          --       N/A
             Monument ..........................         --      11.80           --       8.26%          --      1.30%
      2005   Total .............................          1                      17                    0.00%
             Monument Advisor ..................         --      12.05           --      16.76%          --       N/A
             Inception May 4 ...................         --      10.32           --        N/A          N/A       N/A
             Monument ..........................         --      10.90           --      -2.68%          --      1.30%
   Inverse Dow 2X Strategy Fund
      2009   Total .............................        171                   1,002                    0.00%
             Monument Advisor ..................         --       5.87           --     -44.62%          --       N/A
             Monument ..........................         --       5.26           --     -45.38%          --      1.30%
      2008   Total .............................         47                     497                    0.81%
             Monument Advisor ..................         --      10.60           --      60.85%          --       N/A
             Monument ..........................         --       9.63           --      58.91%          --      1.30%
      2007   Total .............................        159                   1,049                    3.17%
             Monument Advisor ..................         --       6.59           --      -8.98%          --       N/A
             Monument ..........................         --       6.06           --     -10.22%          --      1.30%
      2006   Total .............................         16                     116                    2.62%
             Monument Advisor ..................         --       7.24           --     -21.73%          --       N/A
             Monument ..........................         --       6.75           --     -22.77%          --      1.30%
      2005   Total .............................         --                      --                    4.39%
             Monument Advisor ..................         --       9.25           --      -5.23%          --       N/A
             Inception May 4 ...................         --       9.76           --        N/A          N/A       N/A
             Monument ..........................         --       8.74           --       0.34%          --      1.30%
   Inverse Government Long Bond Strategy Fund
      2009   Total .............................        657                   5,665                    0.00%
             Monument Advisor ..................         --       8.62           --      19.39%          --       N/A
             Monument ..........................         --       6.63           --      17.97%          --      1.30%
      2008   Total .............................         67                     483                    0.58%
             Monument Advisor ..................         --       7.22           --     -30.17%          --       N/A
             Monument ..........................         --       5.62           --     -31.13%          --      1.30%
      2007   Total .............................          6                      57                    0.72%
             Monument Advisor ..................         --      10.34           --      -4.52%          --       N/A
             Monument ..........................         --       8.16           --      -5.77%          --      1.30%
      2006   Total .............................         15                     165                    0.68%
             Monument Advisor ..................         --      10.83           --       8.08%          --       N/A
             Monument ..........................         --       8.66           --       6.65%          --      1.30%
      2005   Total .............................         33                     325                    0.00%
             Monument Advisor ..................         --      10.02           --      -1.28%          --       N/A
             Inception May 4 ...................         --      10.15           --        N/A          N/A       N/A
             Monument ..........................         --       8.12           --      -6.45%          --      1.30%
   Inverse Mid-Cap Strategy Fund
      2009   Total .............................          2                      13                    0.00%
             Monument Advisor ..................         --       7.22           --     -35.25%          --       N/A
             Monument ..........................         --       6.17           --     -36.13%          --      1.30%
      2008   Total .............................          9                     104                    0.64%
             Monument Advisor ..................         --      11.15           --      34.34%          --       N/A
             Monument ..........................         --       9.66           --      32.69%          --      1.30%
      2007   Total .............................         14                     116                    2.83%
             Monument Advisor ..................         --       8.30           --      -1.89%          --       N/A
             Monument ..........................         --       7.28           --      -3.32%          --      1.30%
      2006   Total .............................          5                      44                   14.68%
             Monument Advisor ..................         --       8.46           --      -3.86%          --       N/A
             Monument ..........................         --       7.53           --      -5.04%          --      1.30%
      2005   Total .............................         --                      --                    5.13%
             Monument Advisor ..................         --       8.80           --     -10.84%          --       N/A
             Inception May 4 ...................         --       9.87           --        N/A          N/A       N/A
             Monument ..........................         --       7.93           --      -9.37%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Inverse NASDAQ-100(R) Strategy Fund
      2009   Total .............................         74              $      509                    0.04%
             Monument Advisor ..................         --   $   6.90           --     -40.10%          --       N/A
             Monument ..........................         --       6.36           --     -40.84%          --      1.30%
      2008   Total .............................         14                     162                    0.53%
             Monument Advisor ..................         --      11.52           --      48.07%          --       N/A
             Monument ..........................         --      10.75           --      46.06%          --      1.30%
      2007   Total .............................         41                     322                    5.48%
             Monument Advisor ..................         --       7.78           --     -11.29%          --       N/A
             Monument ..........................         --       7.36           --     -12.49%          --      1.30%
      2006   Total .............................         37                     327                    4.88%
             Monument Advisor ..................         --       8.77           --      -1.46%          --       N/A
             Monument ..........................         --       8.41           --      -2.66%          --      1.30%
      2005   Total .............................         25                     224                    0.00%
             Monument Advisor ..................         --       8.90           --      -9.46%          --       N/A
             Inception May 4 ...................         --       9.83           --        N/A          N/A       N/A
             Monument ..........................         --       8.64           --       0.00%          --      1.30%
   Inverse Russell 2000(R) Strategy Fund
      2009   Total .............................         78                     529                    0.00%
             Monument Advisor ..................         --       6.78           --     -32.87%          --       N/A
             Monument ..........................         --       5.97           --     -33.74%          --      1.30%
      2008   Total .............................         36                     367                    0.99%
             Monument Advisor ..................         --      10.10           --      24.69%          --       N/A
             Monument ..........................         --       9.01           --      23.09%          --      1.30%
      2007   Total .............................         39                     313                    4.37%
             Monument Advisor ..................         --       8.10           --       5.33%          --       N/A
             Monument ..........................         --       7.32           --       3.98%          --      1.30%
      2006   Total .............................         25                     194                    6.10%
             Monument Advisor ..................         --       7.69           --     -11.91%          --       N/A
             Monument ..........................         --       7.04           --     -13.09%          --      1.30%
      2005   Total .............................         14                     122                    0.41%
             Monument Advisor ..................         --       8.73           --     -11.10%          --       N/A
             Inception May 4 ...................         --       9.82           --        N/A          N/A       N/A
             Monument ..........................         --       8.10           --      -4.26%          --      1.30%
   Inverse S&P 500 Strategy Fund
      2009   Total .............................        106                     944                    0.00%
             Monument Advisor ..................         --       8.92           --     -27.60%          --       N/A
             Monument ..........................         --       6.22           --     -28.51%          --      1.30%
      2008   Total .............................         72                     893                    0.77%
             Monument Advisor ..................         --      12.32           --      39.21%          --       N/A
             Monument ..........................         --       8.70           --      37.44%          --      1.30%
      2007   Total .............................         47                     413                    4.22%
             Monument Advisor ..................         --       8.85           --       0.91%          --       N/A
             Monument ..........................         --       6.33           --      -0.47%          --      1.30%
      2006   Total .............................          3                      22                   10.22%
             Monument Advisor ..................         --       8.77           --      -7.49%          --       N/A
             Monument ..........................         --       6.36           --      -8.75%          --      1.30%
      2005   Total .............................         11                     100                    0.00%
             Monument Advisor ..................         --       9.48           --      -4.15%          --       N/A
             Inception May 4 ...................         --       9.89           --        N/A          N/A       N/A
             Monument ..........................         --       6.97           --      -1.97%          --      1.30%
   Japan 2X Strategy Fund
      2009   Total .............................         16                     166                    0.20%
             Monument Advisor ..................         --      10.45           --      23.67%          --       N/A
             Monument ..........................         --       9.01           --      22.09%          --      1.30%
      2008   Total .............................         32                     274                    0.74%
             Monument Advisor ..................         --       8.45           --     -32.99%          --       N/A
             Monument ..........................         --       7.38           --     -33.81%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Japan 2X Strategy Fund (continued)
      2007   Total .............................          9              $      119                   17.31%
             Monument Advisor ..................         --   $  12.61           --     -11.20%          --       N/A
             Monument ..........................         --      11.15           --     -12.41%          --      1.30%
      2006   Total .............................         23                     316                    7.40%
             Monument Advisor ..................         --      14.20           --       5.11%          --       N/A
             Monument ..........................         --      12.73           --       3.75%          --      1.30%
      2005   Total .............................         20                     267                    0.00%
             Monument Advisor ..................         --      13.51           --      32.71%          --       N/A
             Inception May 4 ...................         --      10.18           --        N/A          N/A       N/A
             Monument ..........................         --      12.27           --      18.78%          --      1.30%
   Leisure Fund
      2009   Total .............................          8                      66                    0.00%
             Monument Advisor ..................         --       8.52           --      36.76%          --       N/A
             Monument ..........................         --       8.60           --      35.01%          --      1.30%
      2008   Total .............................         12                      72                    0.00%
             Monument Advisor ..................         --       6.23           --     -49.10%          --       N/A
             Monument ..........................         --       6.37           --     -49.76%          --      1.30%
      2007   Total .............................          5                      64                    0.00%
             Monument Advisor ..................         --      12.24           --      -2.55%          --       N/A
             Monument ..........................         --      12.68           --      -3.79%          --      1.30%
      2006   Total .............................         38                     476                    0.00%
             Monument Advisor ..................         --      12.56           --      23.50%          --       N/A
             Monument ..........................         --      13.18           --      21.92%          --      1.30%
      2005   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.17           --       0.00%          --       N/A
             Inception May 4 ...................         --      10.17           --        N/A          N/A       N/A
             Monument ..........................         --      10.81           --      -6.08%          --      1.30%
   Managed Futures Fund
      2009   Total .............................        234                   2,162                    0.00%
             Monument Advisor ..................         --       9.24           --      -3.95%          --       N/A
      2008   Total .............................        226                   2,171                    0.00%
             Monument Advisor ..................         --       9.62           --      -3.80%          --       N/A
             Inception November 14 .............         --      10.00           --        N/A          N/A       N/A
   Mid Cap 1.5X Strategy Fund
      2009   Total .............................         61                     597                    0.18%
             Monument Advisor ..................         --       9.66           --      52.37%          --       N/A
             Monument ..........................         --      15.06           --      50.45%          --      1.30%
      2008   Total .............................         72                     462                    0.00%
             Monument Advisor ..................         --       6.34           --     -54.81%          --       N/A
             Monument ..........................         --      10.01           --     -55.41%          --      1.30%
      2007   Total .............................         38                     548                    0.71%
             Monument Advisor ..................         --      14.03           --       3.54%          --       N/A
             Monument ..........................         --      22.45           --       2.23%          --      1.30%
      2006   Total .............................        136                   1,863                    0.23%
             Monument Advisor ..................         --      13.55           --      10.52%          --       N/A
             Monument ..........................         --      21.96           --       9.04%          --      1.30%
      2005   Total .............................          4                      51                    0.00%
             Monument Advisor ..................         --      12.26           --      20.20%          --       N/A
             Inception May 4 ...................         --      10.20           --        N/A          N/A       N/A
             Monument ..........................         --      20.14           --      12.58%          --      1.30%
   Multi-Cap Core Equity Fund
      2009   Total .............................          2                      13                    0.00%
             Monument Advisor ..................         --       8.10           --      26.96%          --       N/A
      2008   Total .............................          3                      21                    2.20%
             Monument Advisor ..................         --       6.38           --     -38.95%          --       N/A
      2007   Total .............................          3                      29                    0.28%
             Monument Advisor ..................         --      10.45           --      -5.26%          --       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Multi-Cap Core Equity Fund (continued)
      2006   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --   $  11.03           --      10.63%          --       N/A
             Inception February 3 ..............         --       9.97           --        N/A          N/A       N/A
   Multi-Hedge Strategies Fund
      2009   Total .............................        146              $    1,240                    1.22%
             Monument Advisor ..................         --       8.52           --      -3.18%          --       N/A
      2008   Total .............................        143                   1,259                    0.58%
             Monument Advisor ..................         --       8.80           --     -18.74%          --       N/A
      2007   Total .............................        123                   1,336                    4.20%
             Monument Advisor ..................         --      10.83           --       3.84%          --       N/A
      2006   Total .............................         33                     347                    1.78%
             Monument Advisor ..................         --      10.43           --       4.30%          --       N/A
             Inception February 3 ..............         --      10.00           --        N/A          N/A       N/A
   NASDAQ-100(R) Fund
      2009   Total .............................        178                   2,254                    0.00%
             Monument Advisor ..................         --      12.65           --      52.04%          --       N/A
             Monument ..........................         --      14.75           --      50.05%          --      1.30%
      2008   Total .............................         39                     329                    0.30%
             Monument Advisor ..................         --       8.32           --     -41.90%          --       N/A
             Monument ..........................         --       9.83           --     -42.65%          --      1.30%
      2007   Total .............................         60                     875                    0.04%
             Monument Advisor ..................         --      14.32           --      17.76%          --       N/A
             Monument ..........................         --      17.14           --      16.28%          --      1.30%
      2006   Total .............................          7                      91                    0.00%
             Monument Advisor ..................         --      12.16           --       5.83%          --       N/A
             Monument ..........................         --      14.74           --       4.39%          --      1.30%
      2005   Total .............................        351                   4,053                    0.00%
             Monument Advisor ..................         --      11.49           --      12.98%          --       N/A
             Inception May 4 ...................         --      10.17           --        N/A          N/A       N/A
             Monument ..........................         --      14.12           --      -0.21%          --      1.30%
   NASDAQ-100(R) 2X Strategy Fund
      2009   Total .............................        310                   3,179                    0.00%
             Monument Advisor ..................         --      10.24           --     117.87%          --       N/A
             Monument ..........................         --       8.83           --     114.84%          --      1.30%
      2008   Total .............................        608                   2,857                    0.06%
             Monument Advisor ..................         --       4.70           --     -72.61%          --       N/A
             Monument ..........................         --       4.11           --     -72.94%          --      1.30%
      2007   Total .............................        172                   2,956                    0.31%
             Monument Advisor ..................         --      17.16           --      28.16%          --       N/A
             Monument ..........................         --      15.19           --      26.48%          --      1.30%
      2006   Total .............................         88                   1,179                    0.06%
             Monument Advisor ..................         --      13.39           --       4.86%          --       N/A
             Monument ..........................         --      12.01           --       3.53%          --      1.30%
      2005   Total .............................         48                     613                    0.00%
             Monument Advisor ..................         --      12.77           --      23.50%          --       N/A
             Inception May 4 ...................         --      10.34           --        N/A          N/A       N/A
             Monument ..........................         --      11.60           --      -4.29%          --      1.30%
   Nova Fund
      2009   Total .............................        180                   1,494                    1.62%
             Monument Advisor ..................         --       8.28           --      35.52%          --       N/A
             Monument ..........................         --       8.17           --      33.72%          --      1.30%
      2008   Total .............................         49                     299                    0.20%
             Monument Advisor ..................         --       6.11           --     -54.47%          --       N/A
             Monument ..........................         --       6.11           --     -55.04%          --      1.30%
      2007   Total .............................         53                     708                    1.00%
             Monument Advisor ..................         --      13.42           --       1.13%          --       N/A
             Monument ..........................         --      13.59           --      -0.15%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Nova Fund (continued)
      2006   Total .............................         54              $      721                    1.14%
             Monument Advisor ..................         --   $  13.27           --      19.33%          --       N/A
             Monument ..........................         --      13.61           --      17.73%          --      1.30%
      2005   Total .............................          4                      41                    0.23%
             Monument Advisor ..................         --      11.12           --       9.23%          --       N/A
             Inception May 4 ...................         --      10.18           --        N/A          N/A       N/A
             Monument ..........................         --      11.56           --       2.57%          --      1.30%
   Precious Metals Fund
      2009   Total .............................        171                   3,316                    0.00%
             Monument Advisor ..................         --      19.37           --      49.23%          --       N/A
             Monument ..........................         --      17.28           --      47.31%          --      1.30%
      2008   Total .............................        186                   2,415                    0.00%
             Monument Advisor ..................         --      12.98           --     -38.54%          --       N/A
             Monument ..........................         --      11.73           --     -39.38%          --      1.30%
      2007   Total .............................        124                   2,626                    0.00%
             Monument Advisor ..................         --      21.12           --      19.52%          --       N/A
             Monument ..........................         --      19.35           --      17.99%          --      1.30%
      2006   Total .............................         81                   1,435                    0.00%
             Monument Advisor ..................         --      17.67           --      21.44%          --       N/A
             Monument ..........................         --      16.40           --      19.88%          --      1.30%
      2005   Total .............................         22                     320                    0.00%
             Monument Advisor ..................         --      14.55           --      41.67%          --       N/A
             Inception May 4 ...................         --      10.27           --        N/A          N/A       N/A
             Monument ..........................         --      13.68           --      19.37%          --      1.30%
   Real Estate Fund
      2009   Total .............................         98                     850                    8.14%
             Monument Advisor ..................         --       8.64           --      25.22%          --       N/A
             Monument ..........................         --      10.38           --      23.57%          --      1.30%
      2008   Total .............................         65                     445                    0.69%
             Monument Advisor ..................         --       6.90           --     -41.62%          --       N/A
             Monument ..........................         --       8.40           --     -42.39%          --      1.30%
      2007   Total .............................         15                     182                    1.01%
             Monument Advisor ..................         --      11.82           --     -19.15%          --       N/A
             Monument ..........................         --      14.58           --     -20.15%          --      1.30%
      2006   Total .............................         26                     375                    4.34%
             Monument Advisor ..................         --      14.62           --      30.77%          --       N/A
             Monument ..........................         --      18.26           --      29.05%          --      1.30%
      2005   Total .............................          2                      19                    2.01%
             Monument Advisor ..................         --      11.18           --      10.80%          --       N/A
             Inception May 4 ...................         --      10.09           --        N/A          N/A       N/A
             Monument ..........................         --      14.15           --       5.75%          --      1.30%
   Retailing Fund
      2009   Total .............................          1                      14                    0.00%
             Monument Advisor ..................         --      10.26           --      44.10%          --       N/A
             Monument ..........................         --       9.81           --      42.38%          --      1.30%
      2008   Total .............................          7                      53                    0.00%
             Monument Advisor ..................         --       7.12           --     -32.89%          --       N/A
             Monument ..........................         --       6.89           --     -33.88%          --      1.30%
      2007   Total .............................          2                      26                    0.00%
             Monument Advisor ..................         --      10.61           --     -12.60%          --       N/A
             Monument ..........................         --      10.42           --     -13.67%          --      1.30%
      2006   Total .............................          3                      42                    0.00%
             Monument Advisor ..................         --      12.14           --      10.06%          --       N/A
             Monument ..........................         --      12.07           --       8.64%          --      1.30%
      2005   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      11.03           --       8.78%          --       N/A
             Inception May 4 ...................         --      10.14           --        N/A          N/A       N/A
             Monument ..........................         --      11.11           --       4.12%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Russell 2000(R) 1.5X Strategy Fund
      2009   Total .............................          8              $       79                    0.00%
             Monument Advisor ..................         --   $   8.90           --      33.23%          --       N/A
             Monument ..........................         --      13.92           --      31.57%          --      1.30%
      2008   Total .............................         84                     564                    0.24%
             Monument Advisor ..................         --       6.68           --     -51.35%          --       N/A
             Monument ..........................         --      10.58           --     -51.97%          --      1.30%
      2007   Total .............................          8                     130                    0.24%
             Monument Advisor ..................         --      13.73           --      -6.73%          --       N/A
             Monument ..........................         --      22.03           --      -7.98%          --      1.30%
      2006   Total .............................        322                   4,770                    0.25%
             Monument Advisor ..................         --      14.72           --      20.85%          --       N/A
             Monument ..........................         --      23.94           --      19.28%          --      1.30%
      2005   Total .............................          3                      56                   11.06%
             Monument Advisor ..................         --      12.18           --      18.37%          --       N/A
             Inception May 4 ...................         --      10.29           --        N/A          N/A       N/A
             Monument ..........................         --      20.07           --       2.61%          --      1.30%
   Russell 2000(R) 2X Strategy Fund
      2009   Total .............................        134                     559                    0.01%
             Monument Advisor ..................         --       4.17           --      35.83%          --       N/A
      2008   Total .............................        224                     687                    0.39%
             Monument Advisor ..................         --       3.07           --     -66.23%          --       N/A
      2007   Total .............................         69                     624                    0.01%
             Monument Advisor ..................         --       9.09           --     -12.60%          --       N/A
      2006   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.40           --       8.11%          --       N/A
             Inception November 1 ..............         --       9.62           --        N/A          N/A       N/A
   S&P 500 2X Strategy Fund
      2009   Total .............................        808                   5,347                    1.16%
             Monument Advisor ..................         --       6.62           --      46.46%          --       N/A
             Monument ..........................         --       6.53           --      44.47%          --      1.30%
      2008   Total .............................        153                     689                    0.00%
             Monument Advisor ..................         --       4.52           --     -67.99%          --       N/A
             Monument ..........................         --       4.52           --     -68.41%          --      1.30%
      2007   Total .............................         80                   1,136                    0.91%
             Monument Advisor ..................         --      14.12           --       0.64%          --       N/A
             Monument ..........................         --      14.31           --      -0.69%          --      1.30%
      2006   Total .............................         71                     992                    2.78%
             Monument Advisor ..................         --      14.03           --      23.61%          --       N/A
             Monument ..........................         --      14.41           --      22.12%          --      1.30%
      2005   Total .............................          8                      87                    0.00%
             Monument Advisor ..................         --      11.35           --      10.84%          --       N/A
             Inception May 4 ...................         --      10.24           --        N/A          N/A       N/A
             Monument ..........................         --      11.80           --       1.99%          --      1.30%
   S&P 500 Pure Growth Fund
      2009   Total .............................        174                   1,804                    0.00%
             Monument Advisor ..................         --      10.37           --      47.09%          --       N/A
             Monument ..........................         --       9.80           --      45.19%          --      1.30%
      2008   Total .............................        205                   1,444                    0.00%
             Monument Advisor ..................         --       7.05           --     -39.80%          --       N/A
             Monument ..........................         --       6.75           --     -40.58%          --      1.30%
      2007   Total .............................         51                     592                    0.00%
             Monument Advisor ..................         --      11.71           --       4.93%          --       N/A
             Monument ..........................         --      11.36           --       3.56%          --      1.30%
      2006   Total .............................         20                     224                    0.00%
             Monument Advisor ..................         --      11.16           --       5.38%          --       N/A
             Monument ..........................         --      10.97           --       4.08%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   S&P 500 Pure Growth Fund (continued)
      2005   Total .............................          3              $       34                    0.11%
             Monument Advisor ..................         --   $  10.59           --       4.85%          --       N/A
             Inception May 4 ...................         --      10.10           --        N/A          N/A       N/A
             Monument ..........................         --      10.54           --       0.48%          --      1.30%
   S&P 500 Pure Value Fund
      2009   Total .............................        207                   1,961                    1.52%
             Monument Advisor ..................         --       9.46           --      51.12%          --       N/A
             Monument ..........................         --       9.43           --      49.21%          --      1.30%
      2008   Total .............................         54                     339                    2.64%
             Monument Advisor ..................         --       6.26           --     -48.60%          --       N/A
             Monument ..........................         --       6.32           --     -49.28%          --      1.30%
      2007   Total .............................         19                     231                    0.86%
             Monument Advisor ..................         --      12.18           --      -5.36%          --       N/A
             Monument ..........................         --      12.46           --      -6.60%          --      1.30%
      2006   Total .............................         43                     553                    1.13%
             Monument Advisor ..................         --      12.87           --      17.64%          --       N/A
             Monument ..........................         --      13.34           --      16.10%          --      1.30%
      2005   Total .............................         12                     128                    1.27%
             Monument Advisor ..................         --      10.94           --       7.68%          --       N/A
             Inception May 4 ...................         --      10.16           --        N/A          N/A       N/A
             Monument ..........................         --      11.49           --       2.86%          --      1.30%
   S&P MidCap 400 Pure Growth Fund
      2009   Total .............................        148                   1,929                    0.00%
             Monument Advisor ..................         --      13.06           --      56.78%          --       N/A
             Monument ..........................         --      12.94           --      54.78%          --      1.30%
      2008   Total .............................         45                     377                    0.00%
             Monument Advisor ..................         --       8.33           --     -36.12%          --       N/A
             Monument ..........................         --       8.36           --     -37.00%          --      1.30%
      2007   Total .............................         89                   1,162                    0.00%
             Monument Advisor ..................         --      13.04           --       8.40%          --       N/A
             Monument ..........................         --      13.27           --       7.10%          --      1.30%
      2006   Total .............................          9                     113                    0.00%
             Monument Advisor ..................         --      12.03           --       3.17%          --       N/A
             Monument ..........................         --      12.39           --       1.81%          --      1.30%
      2005   Total .............................         20                     235                    0.00%
             Monument Advisor ..................         --      11.66           --      15.10%          --       N/A
             Inception May 4 ...................         --      10.13           --        N/A          N/A       N/A
             Monument ..........................         --      12.17           --       9.94%          --      1.30%
   S&P MidCap 400 Pure Value Fund
      2009   Total .............................        147                   1,630                    1.90%
             Monument Advisor ..................         --      11.10           --      55.24%          --       N/A
             Monument ..........................         --      11.21           --      53.35%          --      1.30%
      2008   Total .............................         43                     310                    0.00%
             Monument Advisor ..................         --       7.15           --     -43.61%          --       N/A
             Monument ..........................         --       7.31           --     -44.37%          --      1.30%
      2007   Total .............................         24                     308                    1.10%
             Monument Advisor ..................         --      12.68           --      -4.88%          --       N/A
             Monument ..........................         --      13.14           --      -6.08%          --      1.30%
      2006   Total .............................         48                     643                    1.24%
             Monument Advisor ..................         --      13.33           --      17.14%          --       N/A
             Monument ..........................         --      13.99           --      15.52%          --      1.30%
      2005   Total .............................         16                     178                    0.47%
             Monument Advisor ..................         --      11.38           --      12.23%          --
             Inception May 4 ...................         --      10.14           --        N/A          N/A       N/A
             Monument ..........................         --      12.11           --       6.98%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   S&P SmallCap 600 Pure Growth Fund
      2009   Total .............................        249              $    2,680                    0.00%
             Monument Advisor ..................         --   $  10.78           --      33.91%          --       N/A
             Monument ..........................         --      10.87           --      32.24%          --      1.30%
      2008   Total .............................        259                   2,082                    0.00%
             Monument Advisor ..................         --       8.05           --     -34.29%          --       N/A
             Monument ..........................         --       8.22           --     -35.17%          --      1.30%
      2007   Total .............................         60                     735                    0.00%
             Monument Advisor ..................         --      12.25           --      -0.16%          --       N/A
             Monument ..........................         --      12.68           --      -1.40%          --      1.30%
      2006   Total .............................         22                     269                    0.00%
             Monument Advisor ..................         --      12.27           --       7.73%          --       N/A
             Monument ..........................         --      12.86           --       6.37%          --      1.30%
      2005   Total .............................          3                      31                    0.00%
             Monument Advisor ..................         --      11.39           --      12.22%          --       N/A
             Inception May 4 ...................         --      10.15           --        N/A          N/A       N/A
             Monument ..........................         --      12.09           --       4.86%          --      1.30%
   S&P SmallCap 600 Pure Value Fund
      2009   Total .............................        128                   1,249                    1.33%
             Monument Advisor ..................         --       9.79           --      62.35%          --       N/A
             Monument ..........................         --       9.72           --      60.13%          --      1.30%
      2008   Total .............................         99                     594                    1.29%
             Monument Advisor ..................         --       6.03           --     -43.54%          --       N/A
             Monument ..........................         --       6.07           --     -44.21%          --      1.30%
      2007   Total .............................         43                     454                    0.21%
             Monument Advisor ..................         --      10.68           --     -20.30%          --       N/A
             Monument ..........................         --      10.88           --     -21.44%          --      1.30%
      2006   Total .............................         53                     711                    0.94%
             Monument Advisor ..................         --      13.40           --      19.22%          --       N/A
             Monument ..........................         --      13.85           --      17.67%          --      1.30%
      2005   Total .............................          3                      38                    0.00%
             Monument Advisor ..................         --      11.24           --      10.30%          --       N/A
             Inception May 4 ...................         --      10.19           --        N/A          N/A       N/A
             Monument ..........................         --      11.77           --       2.35%          --      1.30%
   Strengthening Dollar 2X Strategy Fund
      2009   Total .............................         49                     358                    0.00%
             Monument Advisor ..................         --       7.34           --     -15.83%          --       N/A
      2008   Total .............................         89                     777                    0.00%
             Monument Advisor ..................         --       8.72           --       5.44%          --       N/A
      2007   Total .............................         34                     283                    0.00%
             Monument Advisor ..................         --       8.27           --     -10.88%          --       N/A
      2006   Total .............................         --                      --                    1.03%
             Monument Advisor ..................         --       9.28           --     -10.60%          --       N/A
      2005   Total .............................         --                      --                    1.07%
             Monument Advisor ..................         --      10.38           --       2.57%          --       N/A
             Inception October 21 ..............         --      10.12           --        N/A          N/A       N/A
   Technology Fund
      2009   Total .............................         57                     654                    0.00%
             Monument Advisor ..................         --      11.54           --      55.74%          --       N/A
             Monument ..........................         --      10.04           --      53.52%          --      1.30%
      2008   Total .............................         44                     323                    0.00%
             Monument Advisor ..................         --       7.41           --     -45.43%          --       N/A
             Monument ..........................         --       6.54           --     -46.13%          --      1.30%
      2007   Total .............................         21                     278                    0.00%
             Monument Advisor ..................         --      13.58           --      10.41%          --       N/A
             Monument ..........................         --      12.14           --       8.98%          --      1.30%
      2006   Total .............................          3                      40                    0.00%
             Monument Advisor ..................         --      12.30           --       5.85%          --       N/A
             Monument ..........................         --      11.14           --       4.50%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Technology Fund (continued)
      2005   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --   $  11.62           --      14.94%          --       N/A
             Inception May 4 ...................         --      10.11           --        N/A          N/A       N/A
             Monument ..........................         --      10.66           --       1.81%          --      1.30%
   Telecommunications Fund
      2009   Total .............................          8              $       82                    1.73%
             Monument Advisor ..................         --      10.46           --      28.66%          --       N/A
             Monument ..........................         --       9.43           --      26.92%          --      1.30%
      2008   Total .............................         11                      89                    0.40%
             Monument Advisor ..................         --       8.13           --     -45.33%          --       N/A
             Monument ..........................         --       7.43           --     -46.00%          --      1.30%
      2007   Total .............................         25                     370                    0.30%
             Monument Advisor ..................         --      14.87           --       9.18%          --       N/A
             Monument ..........................         --      13.76           --       7.75%          --      1.30%
      2006   Total .............................          1                      10                    1.36%
             Monument Advisor ..................         --      13.62           --      19.58%          --       N/A
             Monument ..........................         --      12.77           --      18.02%          --      1.30%
      2005   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      11.39           --      12.33%          --       N/A
             Inception May 4 ...................         --      10.14           --        N/A          N/A       N/A
             Monument ..........................         --      10.82           --      -0.18%          --      1.30%
   Transportation Fund
      2009   Total .............................         13                     136                    0.60%
             Monument Advisor ..................         --      10.72           --      17.42%          --       N/A
             Monument ..........................         --      10.98           --      15.82%          --      1.30%
      2008   Total .............................         36                     328                    0.00%
             Monument Advisor ..................         --       9.13           --     -25.23%          --       N/A
             Monument ..........................         --       9.48           --     -26.23%          --      1.30%
      2007   Total .............................         10                     123                    0.00%
             Monument Advisor ..................         --      12.21           --      -8.81%          --       N/A
             Monument ..........................         --      12.85           --      -9.95%          --      1.30%
      2006   Total .............................          3                      36                    0.00%
             Monument Advisor ..................         --      13.39           --       7.38%          --       N/A
             Monument ..........................         --      14.27           --       6.02%          --      1.30%
      2005   Total .............................          4                      45                    0.00%
             Monument Advisor ..................         --      12.47           --      22.25%          --       N/A
             Inception May 4 ...................         --      10.20           --        N/A          N/A       N/A
             Monument ..........................         --      13.46           --       7.08%          --      1.30%
   U.S. Government Money Market Fund
      2009   Total .............................      3,177                  35,208                    0.06%
             Monument Advisor ..................         --      11.08           --       0.00%          --       N/A
             Monument ..........................         --      10.29           --      -1.25%          --      1.30%
      2008   Total .............................      2,577                  28,535                    0.93%
             Monument Advisor ..................         --      11.08           --       1.19%          --       N/A
             Monument ..........................         --      10.42           --      -0.19%          --      1.30%
      2007   Total .............................       1,385                 15,160                    3.71%
             Monument Advisor ..................         --      10.95           --       3.89%          --       N/A
             Monument ..........................         --      10.44           --       2.55%          --      1.30%
      2006   Total .............................       1,342                 14,139                    3.80%
             Monument Advisor ..................         --      10.54           --       3.74%          --       N/A
             Monument ..........................         --      10.18           --       2.52%          --      1.30%
      2005   Total .............................        907                   9,206                    1.61%
             Monument Advisor ..................         --      10.16           --       1.60%          --       N/A
             Inception May 4 ...................         --      10.00           --        N/A          N/A       N/A
             Monument ..........................         --       9.93           --       0.61%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Utilities Fund
      2009   Total .............................         48              $      559                    4.74%
             Monument Advisor ..................         --   $  11.61           --      13.82%          --       N/A
             Monument ..........................         --      13.08           --      12.37%          --      1.30%
      2008   Total .............................        144                   1,465                    0.72%
             Monument Advisor ..................         --      10.20           --     -29.56%          --       N/A
             Monument ..........................         --      11.64           --     -30.51%          --      1.30%
      2007   Total .............................         90                   1,298                    2.98%
             Monument Advisor ..................         --      14.48           --      12.86%          --       N/A
             Monument ..........................         --      16.75           --      11.44%          --      1.30%
      2006   Total .............................         21                     267                    2.82%
             Monument Advisor ..................         --      12.83           --      20.92%          --       N/A
             Monument ..........................         --      15.03           --      19.38%          --      1.30%
      2005   Total .............................         13                     141                    0.59%
             Monument Advisor ..................         --      10.61           --       5.47%          --       N/A
             Inception May 4 ...................         --      10.06           --        N/A          N/A       N/A
             Monument ..........................         --      12.59           --       9.10%          --      1.30%
   Weakening Dollar 2X Strategy Fund
      2009   Total .............................         34                     427                    0.04%
             Monument Advisor ..................         --      12.49           --       6.57%          --       N/A
      2008   Total .............................         43                     505                    0.00%
             Monument Advisor ..................         --      11.72           --     -12.21%          --       N/A
      2007   Total .............................         22                     294                   10.10%
             Monument Advisor ..................         --      13.35           --      18.14%          --       N/A
      2006   Total .............................         24                     274                   14.87%
             Monument Advisor ..................         --      11.30           --      16.62%          --       N/A
      2005   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --       9.69           --      -1.92%          --       N/A
             Inception October 21 ..............         --       9.88           --        N/A          N/A       N/A
SELIGMAN PORTFOLIOS, INC.:
   Communications and Information Portfolio
      2009   Total .............................         50                     833                    0.00%
             Monument Advisor ..................         --      17.05           --      59.35%          --       N/A
             Monument ..........................         --       8.08           --      57.20%          --      1.30%
      2008   Total .............................         38                     397                    0.00%
             Monument Advisor ..................         --      10.70           --     -36.39%          --       N/A
             Monument ..........................         --       5.14           --     -37.16%          --      1.30%
      2007   Total .............................         29                     451                    0.00%
             Monument Advisor ..................         --      16.82           --      15.13%          --       N/A
             Monument ..........................         --       8.18           --      13.61%          --      1.30%
      2006   Total .............................         50                     723                    0.00%
             Monument Advisor ..................         --      14.61           --      22.06%          --       N/A
             Monument ..........................         --       7.20           --      20.40%          --      1.30%
      2005   Total .............................         --                       1                    0.00%
             Monument Advisor ..................         --      11.97           --      18.05%          --       N/A
             Inception May 4 ...................         --      10.14           --        N/A          N/A       N/A
             Monument ..........................         --       5.98           --       6.22%          --      1.30%
   Global Technology Portfolio
      2009   Total .............................         41                     633                    0.00%
             Monument Advisor ..................         --      15.79           --      62.11%          --       N/A
             Monument ..........................         --       6.36           --      60.20%          --      1.30%
      2008   Total .............................          8                      77                    0.00%
             Monument Advisor ..................         --       9.74           --     -40.39%          --       N/A
             Monument ..........................         --       3.97           --     -41.19%          --      1.30%
      2007   Total .............................         20                     307                    0.00%
             Monument Advisor ..................         --      16.34           --      15.31%          --       N/A
             Monument ..........................         --       6.75           --      13.83%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

======================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                     UNITS               NET ASSETS              INVESTMENT
------------------------------------------------   --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
----------------------------------------------------------------------------------------------------------------------
SELIGMAN PORTFOLIOS, INC.: (continued)
   Global Technology Portfolio (continued)
      2006   Total .............................          7              $       97                    0.00%
             Monument Advisor ..................         --   $  14.17           --      17.69%          --       N/A
             Monument ..........................         --       5.93           --      16.05%          --      1.30%
      2005   Total .............................         --                       1                    0.00%
             Monument Advisor ..................         --      12.04           --      18.85%          --       N/A
             Inception May 4 ...................         --      10.13           --        N/A          N/A       N/A
             Monument ..........................         --       5.11           --       6.68%          --      1.30%
   Large-Cap Value Portfolio
      2009   Total .............................         21                     173                    2.00%
             Monument Advisor ..................         --       8.33           --      30.36%          --       N/A
      2008   Total .............................         16                     100                    2.76%
             Monument Advisor ..................         --       6.39           --     -37.35%          --       N/A
             Inception May 1 ...................         --      10.20           --        N/A          N/A       N/A
   Smaller-Cap Value Portfolio
      2009   Total .............................         11                      98                    0.00%
             Monument Advisor ..................         --       9.24           --      35.48%          --       N/A
      2008   Total .............................         62                     422                    0.00%
             Monument Advisor ..................         --       6.82           --     -33.14%          --       N/A
             Inception May 1 ...................         --      10.20           --        N/A          N/A       N/A
T. ROWE PRICE EQUITY SERIES, INC:
   Blue Chip Growth Portfolio II
      2009   Total .............................        506                   4,907                    0.00%
             Monument Advisor ..................         --       9.70           --      41.81%          --       N/A
      2008   Total .............................        544                   3,719                    0.11%
             Monument Advisor ..................         --       6.84           --     -42.62%          --       N/A
      2007   Total .............................        474                   5,647                    0.17%
             Monument Advisor ..................         --      11.92           --      12.45%          --       N/A
      2006   Total .............................         80                     843                    0.43%
             Monument Advisor ..................         --      10.60           --       6.43%          --       N/A
             Inception May 1 ...................         --       9.96           --        N/A          N/A       N/A
   Equity Income Portfolio II
      2009   Total .............................        471                   4,295                    1.73%
             Monument Advisor ..................         --       9.11           --      25.14%          --       N/A
      2008   Total .............................        560                   4,077                    2.27%
             Monument Advisor ..................         --       7.28           --     -36.25%          --       N/A
      2007   Total .............................        364                   4,153                    1.68%
             Monument Advisor ..................         --      11.42           --       3.07%          --       N/A
      2006   Total .............................        125                   1,381                    1.40%
             Monument Advisor ..................         --      11.08           --      10.91%          --       N/A
             Inception May 1 ...................         --       9.99           --        N/A          N/A       N/A
   Health Sciences Portfolio II
      2009   Total .............................         90                   1,056                    0.00%
             Monument Advisor ..................         --      11.76           --      31.25%          --       N/A
      2008   Total .............................        143                   1,280                    0.00%
             Monument Advisor ..................         --       8.96           --     -29.11%          --       N/A
      2007   Total .............................        131                   1,659                    0.00%
             Monument Advisor ..................         --      12.64           --      17.69%          --       N/A
      2006   Total .............................         35                     378                    0.00%
             Monument Advisor ..................         --      10.74           --       8.16%          --       N/A
             Inception May 1 ...................         --       9.93           --        N/A          N/A       N/A
T. ROWE PRICE FIXED INCOME SERIES, INC.:
   Limited-Term Bond Portfolio II
      2009   Total .............................        206                   2,317                    3.24%
             Monument Advisor ..................         --      11.25           --       7.35%          --       N/A
      2008   Total .............................         99                   1,039                    3.80%
             Monument Advisor ..................         --      10.48           --       1.35%          --       N/A
      2007   Total .............................         10                     104                    2.73%
             Monument Advisor ..................         --      10.34           --       3.40%          --       N/A
             Inception May 1 ...................         --      10.00           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                    UNITS                NET ASSETS              INVESTMENT
---------------------------------------------      --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------
THIRD AVENUE VARIABLE SERIES TRUST:
   Value Portfolio
      2009   Total .............................        386              $    4,234                    0.00%
             Monument Advisor ..................         --   $  10.93           --      45.35%          --       N/A
             Monument ..........................         --      15.78           --      43.45%          --      1.30%
      2008   Total .............................        536                   4,045                    0.84%
             Monument Advisor ..................         --       7.52           --     -43.67%          --       N/A
             Monument ..........................         --      11.00           --     -44.39%          --      1.30%
      2007   Total .............................        572                   7,684                    2.48%
             Monument Advisor ..................         --      13.35           --      -4.85%          --       N/A
             Monument ..........................         --      19.78           --      -6.03%          --      1.30%
      2006   Total .............................        246                   3,485                    1.66%
             Monument Advisor ..................         --      14.03           --      15.85%          --       N/A
             Monument ..........................         --      21.05           --      14.28%          --      1.30%
      2005   Total .............................         34                     427                    0.98%
             Monument Advisor ..................         --      12.11           --      18.96%          --       N/A
             Inception May 4 ...................         --      10.18           --        N/A          N/A       N/A
             Monument ..........................         --      18.42           --      13.14%          --      1.30%
VAN ECK WORLDWIDE INSURANCE TRUST:
   Bond Fund
      2009   Total .............................        169                   2,111                    4.18%
             Monument Advisor ..................         --      12.52           --       6.01%          --       N/A
             Monument ..........................         --      16.35           --       4.61%          --      1.30%
      2008   Total .............................        209                   2,473                    7.74%
             Monument Advisor ..................         --      11.81           --       3.60%          --       N/A
             Monument ..........................         --      15.63           --       2.29%          --      1.30%
      2007   Total .............................        188                   2,143                    4.15%
             Monument Advisor ..................         --      11.40           --       9.72%          --       N/A
             Monument ..........................         --      15.28           --       8.29%          --      1.30%
      2006   Total .............................         82                     847                    0.99%
             Monument Advisor ..................         --      10.39           --       6.45%          --       N/A
             Monument ..........................         --      14.11           --       5.06%          --      1.30%
      2005   Total .............................          2                      19                   18.43%
             Monument Advisor ..................         --       9.76           --      -2.59%          --       N/A
             Inception May 4 ...................         --      10.02           --        N/A          N/A       N/A
             Monument ..........................         --      13.43           --      -4.28%          --      1.30%
   Emerging Markets Fund
      2009   Total .............................        304                   5,704                    0.05%
             Monument Advisor ..................         --      18.74           --     113.20%          --       N/A
             Monument ..........................         --      18.61           --     110.52%          --      1.30%
      2008   Total .............................         55                     484                    0.00%
             Monument Advisor ..................         --       8.79           --     -64.78%          --       N/A
             Monument ..........................         --       8.84           --     -65.25%          --      1.30%
      2007   Total .............................        141                   3,527                    0.23%
             Monument Advisor ..................         --      24.96           --      37.60%          --       N/A
             Monument ..........................         --      25.44           --      35.82%          --      1.30%
      2006   Total .............................        100                   1,813                    0.23%
             Monument Advisor ..................         --      18.14           --      39.54%          --       N/A
             Monument ..........................         --      18.73           --      37.72%          --      1.30%
      2005   Total .............................         20                     269                    0.83%
             Monument Advisor ..................         --      13.00           --      27.08%          --       N/A
             Inception May 4 ...................         --      10.23           --        N/A          N/A       N/A
             Monument ..........................         --      13.60           --      30.27%          --      1.30%
   Hard Assets Fund
      2009   Total .............................        184                   4,157                    0.23%
             Monument Advisor ..................         --      22.58           --      57.57%          --       N/A
             Monument ..........................         --      30.39           --      55.53%          --      1.30%
      2008   Total .............................        159                   2,279                    0.27%
             Monument Advisor ..................         --      14.33           --     -46.13%          --       N/A
             Monument ..........................         --      19.54           --     -46.83%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                    UNITS                NET ASSETS              INVESTMENT
---------------------------------------------      --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------
VAN ECK WORLDWIDE INSURANCE TRUST: (continued)
   Hard Assets Fund (continued)
      2007   Total .............................        174              $    4,627                    0.07%
             Monument Advisor ..................         --   $  26.60           --      45.36%          --       N/A
             Monument ..........................         --      36.75           --      43.50%          --      1.30%
      2006   Total .............................        135                   2,473                    0.05%
             Monument Advisor ..................         --      18.30           --      24.49%          --       N/A
             Monument ..........................         --      25.61           --      22.89%          --      1.30%
      2005   Total .............................         20                     308                    0.05%
             Monument Advisor ..................         --      14.70           --      44.97%          --       N/A
             Inception May 4 ...................         --      10.14           --        N/A          N/A       N/A
             Monument ..........................         --      20.84           --      49.71%          --      1.30%
   Multi-Manager Alternatives Fund
      2009   Total .............................        136                   1,528                    0.16%
             Monument Advisor ..................         --      11.26           --      13.85%          --       N/A
             Monument ..........................         --      10.27           --      12.36%          --      1.30%
      2008   Total .............................         53                     528                    0.08%
             Monument Advisor ..................         --       9.89           --     -13.09%          --       N/A
             Monument ..........................         --       9.14           --     -14.18%          --      1.30%
      2007   Total .............................         28                     318                    0.77%
             Monument Advisor ..................         --      11.38           --       4.12%          --       N/A
             Monument ..........................         --      10.65           --       2.70%          --      1.30%
      2006   Total .............................         45                     493                    0.00%
             Monument Advisor ..................         --      10.93           --       8.65%          --       N/A
             Monument ..........................         --      10.37           --       7.24%          --      1.30%
      2005   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.06           --       0.70%          --       N/A
             Inception May 4 ...................         --       9.99           --        N/A          N/A       N/A
             Monument ..........................         --       9.67           --      -1.12%          --      1.30%
VANGUARD VARIABLE INSURANCE FUND:
   Balanced Portfolio
      2009   Total .............................         16                     156                    4.51%
             Monument Advisor ..................         --       9.65           --      22.93%          --       N/A
      2008   Total .............................         12                      94                    0.00%
             Monument Advisor ..................         --       7.85           --     -22.35%          --       N/A
             Inception May 1 ...................         --      10.11           --        N/A          N/A       N/A
   Capital Growth Portfolio
      2009   Total .............................         47                     448                    1.01%
             Monument Advisor ..................         --       9.46           --      34.38%          --       N/A
      2008   Total .............................         68                     479                    0.00%
             Monument Advisor ..................         --       7.04           --     -30.84%          --       N/A
             Inception May 1 ...................         --      10.18           --        N/A          N/A       N/A
   Diversified Value Portfolio
      2009   Total .............................         56                     488                    3.88%
             Monument Advisor ..................         --       8.74           --      26.85%          --       N/A
      2008   Total .............................         46                     319                    0.00%
             Monument Advisor ..................         --       6.89           --     -32.38%          --       N/A
             Inception May 1 ...................         --      10.19           --        N/A          N/A       N/A
   Equity Income Portfolio
      2009   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.20           --       2.20%          --       N/A
             Inception Nov 20 ..................         --       9.98           --        N/A          N/A       N/A
   Equity Index Portfolio
      2009   Total .............................        276                   2,319                    2.28%
             Monument Advisor ..................         --       8.40           --      26.51%          --       N/A
      2008   Total .............................        329                   2,188                    0.00%
             Monument Advisor ..................         --       6.64           --     -34.71%          --       N/A
             Inception May 1 ...................         --      10.17           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                    UNITS                NET ASSETS              INVESTMENT
---------------------------------------------      --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND: (continued)
   Growth Portfolio
      2009   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --   $  10.21           --       2.61%          --       N/A
             Inception Nov 20 ..................         --       9.95           --        N/A          N/A       N/A
   High Yield Bond Portfolio
      2009   Total .............................         17              $      171                    0.00%
             Monument Advisor ..................         --      10.29           --       2.90%          --       N/A
             Inception Nov 20 ..................         --      10.00           --        N/A          N/A       N/A
   International Portfolio
      2009   Total .............................        162                   1,318                    2.83%      N/A
             Monument Advisor ..................         --       8.14           --      42.81%          --       N/A
      2008   Total .............................        103                     588                    0.00%
             Monument Advisor ..................         --       5.70           --     -43.56%          --       N/A
             Inception May 1 ...................         --      10.10           --        N/A          N/A       N/A
   Mid-Cap Index Portfolio
      2009   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --      10.59           --       6.43%          --       N/A
             Inception Nov 20 ..................         --       9.95           --        N/A          N/A       N/A
   REIT Index Portfolio
      2009   Total .............................         25                     269                    0.00%
             Monument Advisor ..................         --      10.75           --       8.04%          --       N/A
             Inception Nov 20 ..................         --       9.95           --        N/A          N/A       N/A
   Short-Term Investment Grade Portfolio
      2009   Total .............................        428                   4,648                    4.09%      N/A
             Monument Advisor ..................         --      10.87           --      13.82%          --       N/A
      2008   Total .............................        212                   2,024                    0.00%
             Monument Advisor ..................         --       9.55           --      -4.50%          --       N/A
             Inception May 1 ...................         --      10.00           --        N/A          N/A       N/A
   Small Company Growth Portfolio
      2009   Total .............................         61                     583                    0.61%      N/A
             Monument Advisor ..................         --       9.59           --      39.39%          --       N/A
      2008   Total .............................          9                      64                    0.00%
             Monument Advisor ..................         --       6.88           --     -32.35%          --       N/A
             Inception May 1 ...................         --      10.17           --        N/A          N/A       N/A
   Total Bond Market Index Portfolio
      2009   Total .............................        334                   3,650                    3.98%      N/A
             Monument Advisor ..................         --      10.94           --       5.91%          --       N/A
      2008   Total .............................        199                   2,057                    0.00%
             Monument Advisor ..................         --      10.33           --       3.09%          --       N/A
             Inception May 1 ...................         --      10.02           --        N/A          N/A       N/A
   Total Stock Market Index Portfolio
      2009   Total .............................        180                   1,523                    2.01%      N/A
             Monument Advisor ..................         --       8.46           --      28.18%          --       N/A
      2008   Total .............................        135                     891                    0.00%
             Monument Advisor ..................         --       6.60           --     -35.10%          --       N/A
             Inception May 1 ...................         --      10.17           --        N/A          N/A       N/A
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery Fund
      2009   Total .............................         37                     478                    0.00%
             Monument Advisor ..................         --      13.53           --      40.21%          --       N/A
             Monument ..........................         --      11.81           --      38.45%          --      1.30%
      2008   Total .............................         34                     311                    0.00%
             Monument Advisor ..................         --       9.65           --     -44.35%          --       N/A
             Monument ..........................         --       8.53           --     -45.07%          --      1.30%
      2007   Total .............................         59                     985                    0.00%
             Monument Advisor ..................         --      17.34           --      22.37%          --       N/A
             Monument ..........................         --      15.53           --      20.76%          --      1.30%

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

=====================================================================================================================
                                                   AS OF DECEMBER 31 (UNLESS NOTED)
                                                   --------------------------------
                FUND DESCRIPTION                    UNITS                NET ASSETS              INVESTMENT
---------------------------------------------      --------     UNIT     ----------     TOTAL      INCOME     EXPENSE
      YEAR   PRODUCT                                (000S)      VALUE      (000S)      RETURN      RATIO       RATIO
---------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE VT FUNDS: (continued)
   Discovery Fund (continued)
      2006   Total .............................         49              $      677                    0.00%
             Monument Advisor ..................         --   $  14.17           --      14.64%          --       N/A
             Monument .........................          --      12.86           --      13.20%          --      1.30%
      2005   Total .............................         14                     163                    0.00%
             Monument Advisor ..................         --      12.36           --      20.47%          --       N/A
             Inception May 4 ...................         --      10.26           --        N/A          N/A       N/A
             Monument ..........................         --      11.36           --      14.75%          --      1.30%
             Inception April 8 .................         --       9.90           --        N/A          N/A       N/A
   Opportunity Fund
      2009   Total .............................         38                     464                    0.00%
             Monument Advisor ..................         --      12.12           --      47.80%          --       N/A
             Monument ..........................         --      15.52           --      45.86%          --      1.30%
      2008   Total .............................         26                     225                    2.30%
             Monument Advisor ..................         --       8.20           --     -40.15%          --       N/A
             Monument ..........................         --      10.64           --     -40.89%          --      1.30%
      2007   Total .............................         24                     345                    0.67%
             Monument Advisor ..................         --      13.70           --       6.70%          --       N/A
             Monument ..........................         --      18.00           --       5.26%          --      1.30%
      2006   Total .............................         21                     294                    0.00%
             Monument Advisor ..................         --      12.84           --      12.14%          --       N/A
             Monument ..........................         --      17.10           --      10.75%          --      1.30%
      2005   Total .............................         13                     177                    0.00%
             Monument Advisor ..................         --      11.45           --      12.81%          --       N/A
             Inception May 4 ...................         --      10.15           --        N/A          N/A       N/A
             Monument ..........................         --      15.44           --       6.56%          --      1.30%
   Small/Mid Cap Value Fund
      2009   Total .............................         90                     752                    0.19%      N/A
             Monument Advisor ..................         --       8.38           --      60.23%          --       N/A
      2008   Total .............................          1                       3                    0.00%
             Monument Advisor ..................         --       5.23           --     -44.60%          --       N/A
      2007   Total .............................         --                      --                    0.00%
             Monument Advisor ..................         --       9.44           --      -3.87%         N/A
             Inception November 9, 2007 ........         --       9.82           --        N/A          N/A       N/A

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================

(7)   UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2009 was as follows:

                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING        UNITS           UNITS           END OF
                                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED         THE YEAR
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ............................................                44,240.3       82,582.5       (61,387.0)        65,435.8
   Capital Development ....................................                   990.3       61,684.1       (45,730.1)        16,944.3
   Core Equity ............................................               146,176.7      166,216.3      (200,100.2)       112,292.8
   Financial Services .....................................                 3,013.0       60,012.6       (23,053.1)        39,972.5
   Global Health Care .....................................                 4,524.1       47,729.8       (37,889.9)        14,364.0
   Global Real Estate .....................................               230,804.3      406,146.3      (347,110.0)       289,840.6
   Government Securities ..................................               188,998.3      104,134.3      (216,545.7)        76,586.9
   High Yield .............................................               607,996.1    2,515,746.0    (2,461,129.1)       662,613.0
   International Growth ...................................               152,075.9      191,538.0      (240,102.5)       103,511.4
   Mid Cap Core Equity ....................................                48,865.7       84,534.4       (83,122.9)        50,277.2
   Technology .............................................                 1,114.1       81,698.5       (54,236.6)        28,576.0
THE ALGER PORTFOLIOS:                                             a
   Capital Appreciation ...................................                68,035.4      117,327.4       (72,233.4)       113,129.4
   LargeCap Growth ........................................               107,597.2       35,818.5       (49,053.2)        94,362.5
   MidCap Growth ..........................................                25,298.9      185,072.2      (109,878.5)       100,492.6
   SmallCap Growth ........................................                29,225.7          587.1        (5,894.8)        23,918.0
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ......................................                35,292.3       34,671.7       (25,391.0)        44,573.0
   International Growth ...................................                21,691.7       53,296.6       (28,954.5)        46,033.8
   International Value ....................................                70,139.5       19,663.6       (55,377.2)        34,425.9
   Small Cap Growth .......................................                 3,636.9        1,742.7        (1,334.6)         4,045.0
   Small-Mid Cap Value ....................................                97,163.6       59,573.7       (39,608.9)       117,128.4
ALPS VARIABLE INSURANCE TRUST:
   AVS Listed Private Equity ..............................                      --       40,948.4        (7,136.1)        33,812.3
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ...............................................                77,240.8       56,415.1       (33,092.3)       100,563.6
   Income & Growth ........................................                81,615.4       20,669.9       (47,762.6)        54,522.7
   Inflation Protection ...................................               131,023.9      308,502.1      (193,170.3)       246,355.7
   International ..........................................                84,201.6       39,616.8       (74,117.2)        49,701.2
   Large Company Value ....................................                11,460.9       10,198.3        (4,923.4)        16,735.8
   Ultra ..................................................                79,640.1       20,271.3       (97,418.2)         2,493.2
   Value ..................................................               108,395.6      151,137.8      (108,719.1)       150,814.3
   Vista ..................................................                10,374.4        4,013.0       (10,032.1)         4,355.3
CREDIT SUISSE TRUST:
   Commodity Return Strategy ..............................                29,902.8       77,757.4       (62,356.6)        45,303.6
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .....................................             1,119,272.5    2,164,008.2    (2,985,924.6)       297,356.1
   Evolution VP All Cap Equity ............................      ai        14,275.2        1,090.2       (15,365.4)              --
   Evolution VP Managed Bond ..............................      ai        21,234.5       94,562.4      (115,796.9)              --
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ..................................               133,947.0       88,896.4      (118,546.5)       104,296.9
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .................                 8,347.4        4,896.4        (3,056.6)        10,187.2
DREYFUS STOCK INDEX FUND: .................................               645,663.5      285,357.8      (316,716.5)       614,304.8
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ....................................               291,505.7       89,353.5      (119,978.8)       260,880.4
FEDERATED INSURANCE SERIES:
   Capital Income II ......................................                30,785.2       16,415.8        (8,811.1)        38,389.9
   High Income Bond II ....................................               159,159.9      958,852.0      (513,605.1)       604,406.8
   International Equity II ................................                87,004.5       31,344.5       (27,265.3)        91,083.7
   Kaufmann II ............................................                96,464.9       21,958.8       (50,371.6)        68,052.1
   Market Opportunity II ..................................                32,907.8       46,937.6       (26,870.3)        52,975.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING        UNITS           UNITS           END OF
                                                              NOTES*   OF THE YEAR     PURCHASED       REDEEMED         THE YEAR
------------------------------------------------------------------------------------------------------------------------------------
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
   Ibbotson ETF Asset Allocation Series:
   Aggressive Growth ......................................                      --       11,622.0        (9,086.4)         2,535.6
   Balanced ...............................................                58,709.3       83,670.5       (53,122.9)        89,256.9
   Conservative ...........................................                27,843.0      168,026.2       (52,176.6)       143,692.6
   Growth .................................................                 1,313.3       46,228.6       (11,026.0)        36,515.9
   Income & Growth ........................................                 4,934.1       33,077.8       (11,777.1)        26,234.8
FIRST EAGLE VARIABLE FUNDS:
   Overseas Variable ......................................                26,516.5      584,283.7      (372,981.2)       237,819.0
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   Franklin Global Real Estate Securities II ..............                      --       54,540.6        (6,907.6)        47,633.0
   High Income Securities II ..............................                24,304.5    2,494,810.0    (1,793,073.8)       726,040.7
   Income Securities II ...................................                      --      941,573.6      (313,890.8)       627,682.8
   Mutual Shares Securities II ............................                      --      184,315.5      (113,309.7)        71,005.8
   Strategic Income Securities II .........................                 4,305.8      273,363.4      (142,758.0)       134,911.2
   Templeton Global Bond Securities II ....................       b        18,236.7      445,959.1      (214,353.9)       249,841.9
   U.S. Government II .....................................                 6,979.3      417,920.0      (302,423.7)       122,475.6
IVY FUNDS VARIABLE INSURANCE PORTFOLIOS:
   Asset Strategy Portfolio ...............................      ah              --       94,046.2            (9.2)        94,037.0
   Energy Portfolio .......................................      ah              --       10,598.5              --         10,598.5
   High Income Portfolio ..................................      ah              --       10,639.9            (1.2)        10,638.7
   Mid Cap Growth Portfolio ...............................      ah              --        2,021.4            (0.4)         2,021.0
   Science and Technology Portfolio .......................      ah              --        1,363.6            (0.2)         1,363.4
JANUS ASPEN SERIES- INSTITUTIONAL:
   Balanced ...............................................               260,729.6       77,970.4       (62,884.9)       275,815.1
   Enterprise .............................................       c       267,451.3       40,400.9      (102,073.3)       205,778.9
   Forty ..................................................                94,700.2       99,297.0       (52,730.2)       141,267.0
   Global Life Sciences ...................................                26,999.1       10,939.1       (18,925.9)        19,012.3
   Growth and Income ......................................               153,333.4      139,948.5      (156,616.4)       136,665.5
   Janus ..................................................       d       108,345.2       50,978.9       (40,054.6)       119,269.5
   Overseas ...............................................       e       636,085.7      352,695.7      (362,568.8)       626,212.6
   Perkins Mid Cap Value ..................................               263,059.2      198,951.6       (92,810.7)       369,200.1
   Worldwide ..............................................       f        63,187.6       97,028.2       (55,229.7)       104,986.1
JANUS ASPEN SERIES: SERVICE
   INTECH Risk-Managed Core - Service .....................                 6,499.9        3,804.2        (1,891.2)         8,412.9
   Perkins Small Company Value - Service ..................       g        47,299.9       22,892.2       (70,192.1)              --
LAZARD RETIREMENT SERIES:
   Emerging Markets .......................................               200,961.6      380,610.1      (217,463.2)       364,108.5
   International Equity ...................................               137,082.3      143,549.7      (128,307.4)       152,324.6
   US Small-Mid Cap Equity ................................       h         4,244.7       77,363.1       (10,872.1)        70,735.7
   US Strategic Equity ....................................                 3,004.3        1,860.1          (159.7)         4,704.7
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth ..........................       i       200,928.5       13,262.4      (106,341.0)       107,849.9
   ClearBridge Equity Income Builder ......................       j        26,926.7       18,541.1       (13,622.0)        31,845.8
   ClearBridge Fundamental Value ..........................       k        29,603.0        4,999.8       (23,639.7)        10,963.1
   ClearBridge Large Cap Growth ...........................       l        41,162.9       36,929.6       (36,265.1)        41,827.4
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ...................       m        48,737.7    2,066,108.2      (344,711.5)     1,770,134.4
   Western Asset Strategic Bond ...........................       n        64,253.6       24,683.8       (50,764.7)        38,172.7
LORD ABBETT SERIES FUND:
   America's Value ........................................                25,788.0       21,032.6       (24,753.8)        22,066.8
   Bond Debenture .........................................                13,221.7       93,284.5       (27,685.9)        78,820.3
   Growth and Income ......................................               110,167.0       30,927.9       (36,648.4)       104,446.5
   International ..........................................                16,938.1      199,940.0       (52,076.1)       164,802.0
   Large Cap Core .........................................                 7,259.5        6,027.7        (3,744.7)         9,542.5

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                          NUMBER                                         NUMBER
                                                                         OF UNITS                                       OF UNITS
                                                                        BEGINNING        UNITS           UNITS           END OF
                                                              NOTES*   OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
------------------------------------------------------------------------------------------------------------------------------------
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index .............................................               148,635.2       11,834.8       (18,824.1)       141,645.9
   International Index ....................................               354,994.2       31,658.6      (110,973.3)       275,679.5
   Mid Cap Index ..........................................               149,558.7       48,579.8       (46,369.9)       151,768.6
   S&P 500 Index ..........................................               522,297.8       33,154.4      (323,230.6)       232,221.6
   Small Cap Index ........................................               122,197.4       30,223.4       (44,255.8)       108,165.0
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   Mid-Cap Growth .........................................                54,355.6       30,521.3       (45,297.6)        39,579.3
   Partners ...............................................               200,233.2      228,464.6      (240,607.8)       188,090.0
   Regency ................................................                40,111.1       66,038.3       (51,387.0)        54,762.4
   Short Duration Bond ....................................               125,041.2    1,454,548.6    (1,523,629.7)        55,960.1
   Small-Cap Growth .......................................                68,918.0       50,605.0       (82,164.1)        37,358.9
   Socially Responsive ....................................                13,737.7       28,260.0       (22,690.5)        19,307.2
NORTHERN LIGHTS VARIABLE TRUST:
   Changing Parameters ....................................               907,912.7    1,453,570.6    (1,481,576.3)       879,907.0
   JNF Balanced ...........................................                21,721.8       32,628.1        (9,715.0)        44,634.9
   JNF Equity .............................................                75,367.0       22,304.4       (27,973.5)        69,697.9
   JNF Loomis Sayles Bond .................................               694,559.1    2,538,004.8    (2,479,692.8)       752,871.1
   JNF Money Market .......................................             8,722,794.5   38,409,873.9   (41,836,222.1)     5,296,446.3
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ..............................................               293,014.6      498,585.3      (307,727.5)       483,872.4
   CommodityRealReturn Strategy ...........................               280,077.2      278,307.4      (243,271.2)       315,113.4
   Emerging Markets Bond ..................................               322,914.3    2,746,660.6    (2,762,734.6)       306,840.3
   Foreign Bond US Dollar-Hedged ..........................               180,314.3    1,106,276.1    (1,142,080.8)       144,509.6
   Foreign Bond US Dollar-Unhedged ........................               180,919.1      215,488.7      (315,345.9)        81,061.9
   Global Bond Unhedged ...................................               337,845.9      924,510.2    (1,116,118.5)       146,237.6
   High Yield .............................................               437,168.2    7,372,141.7    (4,490,802.9)     3,318,507.0
   Long Term US Government ................................               131,978.2      102,175.5      (117,861.5)       116,292.2
   Low Duration ...........................................               625,233.7    1,385,158.5    (1,380,127.7)       630,264.5
   RealEstateRealReturn Strategy ..........................       o       293,523.4       62,678.4      (356,201.8)              --
   Real Return ............................................               598,369.7    2,302,536.8    (2,047,649.4)       853,257.1
   Short Term .............................................               278,530.6    2,058,868.6    (1,837,152.2)       500,247.0
   SmallCap StocksPLUS ....................................       p              --        1,412.4        (1,412.4)              --
   StocksPLUS(R) Total Return .............................       o        69,346.0        5,151.3       (74,497.3)              --
   Total Return ...........................................             2,022,490.6    3,356,481.4    (2,826,321.5)     2,552,650.5
PIONEER VARIABLE CONTRACTS TRUST:
   Bond ...................................................                50,387.6      832,996.0      (725,892.1)       157,491.5
   Cullen Value ...........................................               249,827.9       94,190.8      (204,026.4)       139,992.3
   Emerging Markets .......................................               198,250.0      840,785.6      (739,165.1)       299,870.5
   Equity Income ..........................................               226,645.9       81,977.3      (168,498.2)       140,125.0
   Fund ...................................................               159,899.7       90,846.8      (111,994.0)       138,752.5
   Global High Yield ......................................       q        40,674.5        4,993.2       (45,667.7)              --
   High Yield .............................................               133,561.0      209,949.8       (49,295.6)       294,215.2
   International Value ....................................       q        61,563.5        1,771.8       (63,335.3)              --
   Mid Cap Value ..........................................               142,399.0       99,957.5       (84,310.8)       158,045.7
   Money Market ...........................................                   263.9            2.5           (85.9)           180.5
   Small Cap Value ........................................       q        39,684.3        2,627.4       (42,311.7)              --
   Strategic Income .......................................               295,873.5    1,624,544.1    (1,338,820.7)       581,596.9
ROYCE CAPITAL FUND:
   Micro-Cap ..............................................               183,815.4      735,137.1      (696,258.9)       222,693.6
   Small-Cap ..............................................               362,684.7      254,993.5      (267,065.4)       350,612.8
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo .................................               410,982.7       42,993.7       (76,835.0)       377,141.4
   CLS AdvisorOne Clermont ................................               219,537.1       63,494.0       (90,138.9)       192,892.2
   All-Asset Aggressive Strategy ..........................       r         9,235.1        7,197.1        (4,274.8)        12,157.4
   All-Asset Conservative Strategy ........................       s           606.6       18,445.2        (7,388.5)        11,663.3
   All-Asset Moderate Strategy ............................       t         5,666.8        9,596.9       (10,145.3)         5,118.4
   All-Cap Opportunity ....................................       u        45,665.0       17,017.1       (17,271.1)        45,411.0
   Alternative Strategies Allocation ......................                14,851.3       16,618.4       (18,290.1)        13,179.6

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING        UNITS           UNITS           END OF
                                                              NOTES*   OF THE YEAR     PURCHASED        REDEEMED        THE YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Banking ................................................               121,663.6      941,232.3      (999,782.1)        63,113.8
   Basic Materials ........................................                46,894.2      506,892.3      (470,096.5)        83,690.0
   Biotechnology ..........................................                66,094.9      523,891.8      (545,724.5)        44,262.2
   Commodities Strategy ...................................                 8,167.3      207,944.2      (164,138.7)        51,972.8
   Consumer Products ......................................                37,480.6      708,722.1      (698,966.1)        47,236.6
   Dow 2X Strategy ........................................                42,183.6      898,637.5      (863,611.2)        77,209.9
   Electronics ............................................                 7,368.2      289,609.3      (260,032.0)        36,945.5
   Energy .................................................               108,623.9      538,848.7      (594,312.6)        53,160.0
   Energy Services ........................................                54,535.4      402,457.2      (371,976.4)        85,016.2
   Europe 1.25X Strategy ..................................                40,057.4    1,961,972.6    (1,950,560.2)        51,469.8
   Financial Services .....................................               130,113.0      875,576.8      (990,289.3)        15,400.5
   Government Long Bond 1.2X Strategy .....................                88,328.8    6,472,354.6    (6,505,415.1)        55,268.3
   Health Care ............................................                73,297.7      588,853.1      (576,640.1)        85,510.7
   Hedged Equity ..........................................       v        49,826.7       12,351.1       (62,177.8)              --
   International Opportunity ..............................       w        28,155.2      111,029.4      (100,113.6)        39,071.0
   Internet ...............................................                 6,330.7      237,438.1      (201,370.6)        42,398.2
   Inverse Dow 2X Strategy ................................                46,908.3   24,103,424.0   (23,979,484.0)       170,848.3
   Inverse Government Long Bond Strategy ..................                66,847.7   10,663,614.7   (10,072,980.2)       657,482.2
   Inverse Mid-Cap Strategy ...............................                 9,320.2      266,088.4      (273,584.4)         1,824.2
   Inverse NASDAQ-100(R) Strategy .........................                14,038.5   13,766,289.3   (13,706,450.2)        73,877.6
   Inverse Russell 2000(R) Strategy .......................                36,344.1    4,762,551.7    (4,720,842.5)        78,053.3
   Inverse S&P 500 Strategy ...............................                72,493.3   14,198,455.9   (14,165,188.4)       105,760.8
   Japan 2X Strategy ......................................       x        32,479.5      344,972.7      (361,606.2)        15,846.0
   Leisure ................................................                11,508.7      177,346.7      (181,097.1)         7,758.3
   Managed Futures ........................................               225,641.5      365,511.3      (357,064.8)       234,088.0
   Mid Cap 1.5X Strategy ..................................                72,127.0    1,387,196.3    (1,398,272.2)        61,051.1
   Multi-Cap Core Equity ..................................                 3,237.6          488.6        (2,114.3)         1,611.9
   Multi-Hedge Strategies .................................       y       143,006.2       49,115.7       (46,526.6)       145,595.3
   NASDAQ-100(R) ..........................................                38,652.4    2,584,275.6    (2,445,087.1)       177,840.9
   NASDAQ-100(R) 2X Strategy ..............................               607,644.4   11,357,320.0   (11,654,476.7)       310,487.7
   Nova ...................................................                48,905.0    1,106,883.5      (975,291.4)       180,497.1
   Precious Metals ........................................               186,124.7    1,276,682.8    (1,291,579.6)       171,227.9
   Real Estate ............................................                64,556.6    1,551,434.4    (1,517,653.1)        98,337.9
   Retailing ..............................................                 7,421.0      225,849.2      (231,893.6)         1,376.6
   Russell 2000(R) 1.5X Strategy ..........................                83,712.8    1,873,567.5    (1,949,154.5)         8,125.8
   Russell 2000(R) 2X Strategy ............................               223,641.4    7,045,559.3    (7,135,240.8)       133,959.9
   S&P 500 2X Strategy ....................................               152,502.1   66,825,244.4   (66,169,774.2)       807,972.3
   S&P 500 Pure Growth ....................................       z       204,906.6      942,591.2      (973,622.4)       173,875.4
   S&P 500 Pure Value .....................................      aa        54,169.3      957,147.0      (804,041.5)       207,274.8
   S&P MidCap 400 Pure Growth .............................      ab        45,266.0      682,316.9      (579,898.8)       147,684.1
   S&P MidCap 400 Pure Value ..............................      ac        43,379.7      861,777.4      (758,276.3)       146,880.8
   S&P SmallCap 600 Pure Growth ...........................      ad       258,705.6      960,295.5      (970,412.3)       248,588.8
   S&P SmallCap 600 Pure Value ............................      ae        98,536.6    1,167,105.2    (1,137,991.1)       127,650.7
   Strengthening Dollar 2X Strategy .......................                89,064.3    1,681,656.6    (1,721,941.9)        48,779.0
   Technology .............................................                44,056.8      496,341.4      (483,163.2)        57,235.0
   Telecommunications .....................................                10,920.9      349,691.1      (352,748.3)         7,863.7
   Transportation .........................................                35,793.9      138,325.3      (161,470.2)        12,649.0
   U.S. Government Money Market ...........................             2,576,646.7   52,606,001.5   (52,005,151.5)     3,177,496.7
   Utilities ..............................................               143,653.8      379,022.9      (474,506.4)        48,170.3
   Weakening Dollar 2X Strategy ...........................                43,117.2    1,014,793.9    (1,023,767.7)        34,143.4
SELIGMAN PORTFOLIOS, INC:
   Communications and Information .........................                38,313.5       63,482.1       (51,855.1)        49,940.5
   Global Technology ......................................                 8,091.6       69,501.3       (37,040.9)        40,552.0
   Large-Cap Value ........................................                15,713.9       13,155.7        (8,060.5)        20,809.1
   Small-Cap Value ........................................                61,920.9       43,651.4       (94,999.2)        10,573.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

====================================================================================================================================
                                                                         NUMBER                                           NUMBER
                                                                        OF UNITS                                         OF UNITS
                                                                        BEGINNING         UNITS           UNITS           END OF
                                                              NOTES*   OF THE YEAR      PURCHASED        REDEEMED        THE YEAR
------------------------------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II ....................................               543,825.5       164,268.1       (201,994.3)     506,099.3
   Equity Income II .......................................               560,315.6       127,295.4       (216,324.5)     471,286.5
   Health Sciences II .....................................               142,940.6        68,014.1       (121,178.9)      89,775.8
T. ROWE PRICE FIXED INCOME SERIES:
   Limited-Term Bond II ...................................                99,113.0       748,958.0       (642,139.8)     205,931.2
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................               536,287.7       176,598.3       (326,976.6)     385,909.4
VAN ECK WORLDWIDE INSURANCE TRUST:
   Bond ...................................................               209,158.4        69,263.4       (109,876.8)     168,545.0
   Emerging Markets .......................................                54,965.0       888,517.0       (639,114.1)     304,367.9
   Hard Assets ............................................               158,904.3       152,371.5       (127,177.0)     184,098.8
   Multi-Manager Alternatives .............................      af        53,420.6       261,932.5       (179,564.2)     135,788.9
   Real Estate ............................................      ag       132,965.4        55,031.2       (187,996.6)            --
VANGUARD VARIABLE INSURANCE FUND:
   Balanced ...............................................                11,964.1         9,085.1         (4,878.5)      16,170.7
   Capital Growth .........................................                67,959.2        13,240.3        (33,813.7)      47,385.8
   Diversified Value ......................................                46,258.9        10,808.1         (1,290.4)      55,776.6
   Equity Index ...........................................               329,449.1       127,997.3       (181,385.6)     276,060.8
   High Yield Bond ........................................      ah              --        16,633.5             (3.0)      16,630.5
   International ..........................................               103,288.6       123,850.9        (65,165.1)     161,974.4
   REIT Index Portfolio ...................................      ah              --        26,204.4         (1,145.4)      25,059.0
   Short-Term Investment Grade ............................               211,994.1       331,045.2       (115,536.5)     427,502.8
   Small Company Growth ...................................                 9,275.4        56,910.0         (5,389.4)      60,796.0
   Total Bond Market Index ................................               199,202.8       234,528.7       (100,170.9)     333,560.6
   Total Stock Market Index ...............................               135,068.7       223,470.6       (178,604.8)     179,934.5
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................................                34,212.9        10,738.7         (7,726.6)      37,225.0
   Opportunity ............................................                26,474.8        25,754.7        (14,654.0)      37,575.5
   Small-Mid Cap Value ....................................                   619.7        92,031.9         (2,916.8)      89,734.8
                                                                      --------------------------------------------------------------
                                                                       39,794,809.2   336,502,995.6   (329,808,627.9)  46,489,176.9
                                                                      ==============================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

================================================================================

(7)   UNIT PROGRESSION

      The change in units outstanding for the year ended December 31, 2008 was as follows:

                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING        UNITS           UNITS            END
                                                              NOTES*     OF YEAR       PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
   Basic Value ............................................                15,155.9       32,296.7        (3,212.3)        44,240.3
   Capital Development ....................................                      --        1,009.6           (19.3)           990.3
   Core Equity ............................................                 9,559.5      163,115.8       (26,498.6)       146,176.7
   Financial Services .....................................                   404.6       20,775.9       (18,167.5)         3,013.0
   Global Health Care .....................................                12,051.3       56,889.2       (64,416.4)         4,524.1
   Global Real Estate .....................................               179,145.2      265,253.7      (213,594.6)       230,804.3
   Government Securities ..................................                      --      368,624.1      (179,625.8)       188,998.3
   High Yield .............................................                63,834.5    2,237,439.5    (1,693,277.9)       607,996.1
   International Growth ...................................                 1,258.9      300,128.5      (149,311.5)       152,075.9
   Mid Cap Core Equity ....................................                34,782.8       98,715.7       (84,632.8)        48,865.7
   Technology .............................................                 2,096.8       71,898.5       (72,881.2)         1,114.1
THE ALGER PORTFOLIOS:                                            aq
   Capital Appreciation ...................................       a       303,531.8      181,846.4      (417,342.8)        68,035.4
   LargeCap Growth ........................................       b       112,120.2       54,057.1       (58,580.1)       107,597.2
   MidCap Growth ..........................................               200,162.3      145,704.6      (320,568.0)        25,298.9
   SmallCap Growth ........................................       c        66,978.9       18,232.3       (55,985.5)        29,225.7
ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES, INC:
   Growth and Income ......................................                38,896.3       34,771.8       (38,375.8)        35,292.3
   International Growth ...................................                      --       34,380.1       (12,688.4)        21,691.7
   International Value ....................................                      --       74,661.0        (4,521.5)        70,139.5
   Small Cap Growth .......................................                      --        3,640.5            (3.6)         3,636.9
   Small-Mid Cap Value ....................................                83,026.1       83,296.9       (69,159.4)        97,163.6
ALPS VARIABLE INSURANCE TRUST:
   AVS Listed Private Equity ..............................                      --        5,269.2        (5,269.2)              --
AMERICAN CENTURY VARIABLE PORTFOLIOS, INC:
   Balanced ...............................................               100,741.5       43,947.8       (67,448.5)        77,240.8
   Income & Growth ........................................                89,064.4       73,819.0       (81,268.0)        81,615.4
   Inflation Protection ...................................               106,498.9      493,118.5      (468,593.5)       131,023.9
   International ..........................................               155,957.6      278,141.5      (349,897.5)        84,201.6
   Large Company Value ....................................                 3,091.6       15,687.7        (7,318.4)        11,460.9
   Ultra ..................................................               116,612.2       15,799.0       (52,771.1)        79,640.1
   Value ..................................................               102,834.1      215,441.3      (209,879.8)       108,395.6
   Vista ..................................................                32,684.2       41,489.3       (63,799.1)        10,374.4
CREDIT SUISSE TRUST:
   Commodity Return Strategy ..............................                22,606.4       74,712.4       (67,416.0)        29,902.8
DIREXION INSURANCE TRUST:
   Dynamic VP HY Bond .....................................               283,664.6    4,349,468.5    (3,513,860.6)     1,119,272.5
   Evolution VP All Cap Equity ............................                17,206.3       11,858.0       (14,789.1)        14,275.2
   Evolution VP Managed Bond ..............................                 8,710.2      500,351.7      (487,827.4)        21,234.5
DREYFUS INVESTMENT PORTFOLIOS:
   Small Cap Stock Index ..................................               157,684.8       76,351.2      (100,089.0)       133,947.0
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND: .................                 4,209.7        9,520.0        (5,382.3)         8,347.4
DREYFUS STOCK INDEX FUND: .................................               792,961.7      291,659.5      (438,957.7)       645,663.5
DREYFUS VARIABLE INVESTMENT FUND:
   International Value ....................................               392,965.1      159,318.6      (260,778.0)       291,505.7
FEDERATED INSURANCE SERIES:
   Capital Income II ......................................                59,548.7       29,534.3       (58,297.8)        30,785.2
   High Income Bond II ....................................               125,018.8      406,939.6      (372,798.5)       159,159.9
   International Equity II ................................                73,314.0       27,448.2       (13,757.7)        87,004.5
   Kaufmann II ............................................                36,844.0       78,133.5       (18,512.6)        96,464.9
   Market Opportunity II ..................................                 8,170.9       35,849.1       (11,112.2)        32,907.8
FINANCIAL INVESTORS VARIABLE INSURANCE TRUST:
Ibbotson ETF Asset Allocation Series:
   Balanced ...............................................       d              --      276,918.3      (218,209.0)        58,709.3
   Conservative ...........................................       d              --       63,746.3       (35,903.3)        27,843.0
   Growth .................................................       d              --        6,606.8        (5,293.5)         1,313.3
   Income & Growth ........................................       d              --        7,545.2        (2,611.1)         4,934.1

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                          NUMBER                                         NUMBER
                                                                         OF UNITS                                       OF UNITS
                                                                        BEGINNING         UNITS         UNITS              END
                                                              NOTES*     OF YEAR        PURCHASED      REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
FIRST EAGLE VARIABLE FUNDS:
   Overseas Variable ......................................       e              --       26,593.8           (77.3)        26,516.5
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST:
   High Income Securities II ..............................                      --       24,305.9            (1.4)        24,304.5
   Strategic Income Securities II .........................                      --       99,238.7       (94,932.9)         4,305.8
   Templeton Global Bond Securities II ....................       s              --       18,274.1           (37.4)        18,236.7
   U.S. Government II .....................................                      --        6,979.3              --          6,979.3
JANUS ASPEN SERIES- INSTITUTIONAL:
   Balanced ...............................................                65,940.7      299,834.2      (105,045.3)       260,729.6
   Forty ..................................................                29,058.7      149,574.1       (83,932.6)        94,700.2
   Global Life Sciences ...................................                 2,717.0       30,964.3        (6,682.2)        26,999.1
   Growth and Income ......................................               165,645.9       36,394.6       (48,707.1)       153,333.4
   Overseas ...............................................       v       606,820.2      446,884.1      (417,618.6)       636,085.7
   Janus ..................................................       u        92,362.9       46,489.7       (30,507.4)       108,345.2
   Enterprise .............................................       t       123,456.1      281,044.1      (137,048.9)       267,451.3
   Perkins Mid Cap Value ..................................       q        59,843.7      297,759.6       (94,544.1)       263,059.2
   Worldwide ..............................................       w       161,470.0       45,613.5      (143,895.9)        63,187.6
JANUS ASPEN SERIES: SERVICE
   INTECH Risk-Managed Core - Service .....................                 6,156.9        2,929.9        (2,586.9)         6,499.9
   INTECH Risk-Managed Growth - Service ...................       f         1,978.6        1,033.1        (3,011.7)              --
   Perkins Small Company Value - Service ..................       r         7,038.6       55,437.5       (15,176.2)        47,299.9
LAZARD RETIREMENT SERIES:
   Emerging Markets .......................................               173,120.9    1,276,722.4    (1,248,881.7)       200,961.6
   International Equity ...................................               143,223.6      133,028.5      (139,169.8)       137,082.3
   US Small-Mid Cap Equity ................................       g         8,332.0      257,454.5      (261,541.8)         4,244.7
   US Strategic Equity ....................................                23,362.7          483.2       (20,841.6)         3,004.3
LEGG MASON PARTNERS VARIABLE EQUITY TRUST:
   ClearBridge Aggressive Growth ..........................      ah        28,841.6      211,897.6       (39,810.7)       200,928.5
   ClearBridge Capital and Income .........................      ai        47,174.4       23,030.3       (43,278.0)        26,926.7
   ClearBridge Fundamental Value ..........................      aj        17,781.0       27,870.1       (16,048.1)        29,603.0
   ClearBridge Large Cap Growth ...........................      ak        25,897.7       21,501.2        (6,236.0)        41,162.9
LEGG MASON PARTNERS VARIABLE INCOME TRUST:
   Western Asset Global High Yield Bond ...................      al        29,239.2       39,938.2       (20,439.7)        48,737.7
   Western Asset Government ...............................       h        12,888.7       13,877.0       (26,765.7)              --
   Western Asset Strategic Bond ...........................      am       108,186.0       36,642.0       (80,574.4)        64,253.6
LORD ABBETT SERIES FUND:
   America's Value ........................................                24,457.3       11,248.3        (9,917.6)        25,788.0
   Bond Debenture .........................................                      --       46,598.6       (33,376.9)        13,221.7
   Growth and Income ......................................               127,684.3       65,530.2       (83,047.5)       110,167.0
   International ..........................................                 6,234.9       17,881.1        (7,177.9)        16,938.1
   Large Cap Core .........................................                      --        7,520.9          (261.4)         7,259.5
NATIONWIDE VARIABLE INSURANCE TRUST:
   Bond Index .............................................                69,428.5       93,172.6       (13,965.9)       148,635.2
   International Index ....................................               146,577.9      282,631.9       (74,215.6)       354,994.2
   Mid Cap Index ..........................................                20,556.8      148,593.7       (19,591.8)       149,558.7
   S&P 500 Index ..........................................               317,165.4      318,942.7      (113,810.3)       522,297.8
   Small Cap Index ........................................                22,018.4      110,014.5        (9,835.5)       122,197.4
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
   High Income Bond .......................................       i        20,545.2      683,019.5      (703,564.7)              --
   Mid-Cap Growth .........................................                51,281.0       40,609.3       (37,534.7)        54,355.6
   Partners ...............................................               204,283.1      428,355.9      (432,405.8)       200,233.2
   Regency ................................................                40,521.2       47,218.6       (47,628.7)        40,111.1
   Short Duration Bond ....................................       j       188,702.4      260,554.8      (324,216.0)       125,041.2
   Small-Cap Growth .......................................       k        16,570.6       95,841.2       (43,493.8)        68,918.0
   Socially Responsive ....................................                16,832.7       41,121.9       (44,216.9)        13,737.7
NORTHERN LIGHTS VARIABLE TRUST:
   Changing Parameters ....................................               804,015.5    1,449,439.3    (1,345,542.1)       907,912.7
   JNF Balanced ...........................................                33,636.6        6,272.7       (18,187.5)        21,721.8

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                         NUMBER                                          NUMBER
                                                                        OF UNITS                                        OF UNITS
                                                                        BEGINNING        UNITS           UNITS            END
                                                              NOTES*     OF YEAR       PURCHASED       REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN LIGHTS VARIABLE TRUST: (continued)
   JNF Equity .............................................               215,383.8        8,172.0      (148,188.8)        75,367.0
   JNF Loomis Sayles Bond .................................       d              --      849,529.5      (154,970.4)       694,559.1
   JNF Money Market .......................................       l              --   34,371,271.4   (25,648,476.9)     8,722,794.5
PIMCO VARIABLE INSURANCE TRUST:
   All Asset ..............................................               181,568.2      481,697.5      (370,251.1)       293,014.6
   CommodityRealReturn Strategy ...........................               254,771.3      740,711.3      (715,405.4)       280,077.2
   Emerging Markets Bond ..................................               122,327.3    1,067,857.6      (867,270.6)       322,914.3
   Foreign Bond US Dollar-Hedged ..........................               183,936.0    1,049,311.1    (1,052,932.8)       180,314.3
   Foreign Bond US Dollar-Unhedged ........................                              180,927.1            (8.0)       180,919.1
   Global Bond Unhedged ...................................               103,554.6    1,144,738.2      (910,446.9)       337,845.9
   High Yield .............................................               102,945.1    1,659,533.9    (1,325,310.8)       437,168.2
   Long Term US Government ................................                87,240.3      172,784.3      (128,046.4)       131,978.2
   Low Duration ...........................................               228,756.3    1,258,012.3      (861,534.9)       625,233.7
   Money Market ...........................................       m     5,931,434.7   14,089,491.3   (20,020,926.0)              --
   RealEstateRealReturn Strategy ..........................               104,599.6      344,776.6      (155,852.8)       293,523.4
   Real Return ............................................               361,542.2    2,160,905.4    (1,924,077.9)       598,369.7
   Short Term .............................................               270,071.9      383,767.0      (375,308.3)       278,530.6
   StocksPLUS(R) Total Return .............................                60,207.2       39,296.8       (30,158.0)        69,346.0
   Total Return ...........................................             1,669,640.1    2,673,130.8    (2,320,280.3)     2,022,490.6
PIONEER VARIABLE CONTRACTS TRUST:
   Bond ...................................................                 2,814.1       60,186.9       (12,613.4)        50,387.6
   Cullen Value ...........................................                73,496.7      437,276.8      (260,945.6)       249,827.9
   Emerging Markets .......................................               102,208.8      477,162.0      (381,120.8)       198,250.0
   Equity Income ..........................................               195,125.9      180,316.6      (148,796.6)       226,645.9
   Fund ...................................................               136,227.7      295,435.0      (271,763.0)       159,899.7
   Global High Yield ......................................                35,407.7      394,683.2      (389,416.4)        40,674.5
   High Yield .............................................               725,298.2    1,271,973.2    (1,863,710.4)       133,561.0
   International Value ....................................                91,327.8      252,698.2      (282,462.5)        61,563.5
   Mid Cap Value ..........................................               105,631.5      431,030.6      (394,263.1)       142,399.0
   Money Market ...........................................                   353.7             --           (89.8)           263.9
   Small Cap Value ........................................                30,478.0      230,485.1      (221,278.8)        39,684.3
   Strategic Income .......................................               541,342.7      750,102.3      (995,571.5)       295,873.5
ROYCE CAPITAL FUND:
   Micro-Cap ..............................................               135,437.5      667,352.6      (618,974.7)       183,815.4
   Small-Cap ..............................................               205,053.2      423,921.2      (266,289.7)       362,684.7
RYDEX VARIABLE TRUST:
   CLS AdvisorOne Amerigo .................................               394,706.9      204,177.2      (187,901.4)       410,982.7
   CLS AdvisorOne Clermont ................................               119,654.8      122,316.1       (22,433.8)       219,537.1
   Multi-Hedge Strategies .................................      aa       123,300.9       89,318.9       (69,613.6)       143,006.2
   Alternative Strategies Allocation ......................                               33,951.4       (19,100.1)        14,851.3
   Banking ................................................                 5,676.5      644,920.0      (528,932.9)       121,663.6
   Basic Materials ........................................                94,393.5      414,766.2      (462,265.5)        46,894.2
   Biotechnology ..........................................                16,499.7      249,769.1      (200,173.9)        66,094.9
   Commodities Strategy ...................................                37,472.8      362,788.8      (392,094.3)         8,167.3
   Consumer Products ......................................                69,179.4      268,827.5      (300,526.3)        37,480.6
   Dow 2X Strategy ........................................                28,460.9    1,025,708.5    (1,011,985.8)        42,183.6
   Electronics ............................................                31,173.4      127,542.6      (151,347.8)         7,368.2
   Energy .................................................               118,019.6      615,544.6      (624,940.3)       108,623.9
   Energy Services ........................................               103,501.5      256,207.1      (305,173.2)        54,535.4
   All-Asset Aggressive Strategy ..........................      an         2,603.9       13,750.7        (7,119.5)         9,235.1
   All-Asset Conservative Strategy ........................      ao        18,714.4       22,539.0       (40,646.8)           606.6
   All-Asset Moderate Strategy ............................      ap         8,834.3       19,290.8       (22,458.3)         5,666.8
   Europe 1.25X Strategy ..................................                56,175.2      639,675.5      (655,793.3)        40,057.4
   Financial Services .....................................                13,997.1      409,338.9      (293,223.0)       130,113.0
   Government Long Bond 1.2X Strategy .....................                41,658.0    3,080,802.9    (3,034,132.1)        88,328.8
   Health Care ............................................                52,413.6      311,055.1      (290,171.0)        73,297.7

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                          NUMBER                                         NUMBER
                                                                         OF UNITS                                       OF UNITS
                                                                        BEGINNING        UNITS           UNITS            END
                                                              NOTES*     OF YEAR       PURCHASED        REDEEMED         OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
RYDEX VARIABLE TRUST: (continued)
   Hedged Equity                                                          110,996.0       85,897.5      (147,066.8)        49,826.7
   International Opportunity ..............................       d              --       31,450.7        (3,295.5)        28,155.2
   Internet ...............................................                33,195.7       26,821.1       (53,686.1)         6,330.7
   Inverse Dow 2X Strategy ................................               159,220.6   11,142,904.6   (11,255,216.9)        46,908.3
   Inverse Government Long Bond Strategy ..................                 5,518.1    2,763,223.3    (2,701,893.7)        66,847.7
   Inverse Mid-Cap Strategy ...............................                13,930.2      269,754.3      (274,364.3)         9,320.2
   Inverse NASDAQ-100(R) Strategy .........................       n        41,432.6    9,170,830.2    (9,198,224.3)        14,038.5
   Inverse Russell 2000 Strategy ..........................                38,605.7    3,289,689.9    (3,291,951.5)        36,344.1
   Inverse S&P 500 Strategy ...............................                46,655.9   21,355,456.2   (21,329,618.8)        72,493.3
   Japan 2X Strategy ......................................       z         9,435.4      196,796.9      (173,752.8)        32,479.5
   S&P 500 Pure Growth ....................................      ab        50,516.2    1,187,006.9    (1,032,616.5)       204,906.6
   S&P 500 Pure Value .....................................      ac        18,974.5      570,015.4      (534,820.6)        54,169.3
   Leisure ................................................                 5,218.5       80,067.9       (73,777.7)        11,508.7
   Managed Futures ........................................                      --      337,644.9      (112,003.4)       225,641.5
   Mid Cap 1.5X Strategy ..................................                37,575.8      437,550.8      (402,999.6)        72,127.0
   S&P Mid Cap 400 Pure Growth ............................      ad        89,078.8    1,029,870.1    (1,073,682.9)        45,266.0
   S&P Mid Cap 400 Pure Value .............................      ae        24,293.2      664,290.0      (645,203.5)        43,379.7
   Multi-Cap Core Equity ..................................                 2,778.1        2,709.7        (2,250.2)         3,237.6
   NASDAQ-100(R) 2X Strategy ..............................       o       172,314.3   10,849,850.8   (10,414,520.7)       607,644.4
   NASDAQ-100(R) ..........................................       p        60,068.9    1,111,669.3    (1,133,085.8)        38,652.4
   Nova ...................................................                52,775.8      467,643.8      (471,514.6)        48,905.0
   Precious Metals ........................................               124,316.8      997,071.9      (935,264.0)       186,124.7
   Real Estate ............................................                15,428.8      775,093.8      (725,966.0)        64,556.6
   Retailing ..............................................                 2,404.2      172,564.1      (167,547.3)         7,421.0
   Russell 2000(R) 1.5X Strategy ..........................                 8,005.5      267,517.5      (191,810.2)        83,712.8
   Russell 2000(R) 2X Strategy ............................                68,608.0    4,862,160.0    (4,707,126.6)       223,641.4
   S&P 500 2X Strategy ....................................                80,410.5   16,064,114.0   (15,992,022.4)       152,502.1
   All-Cap Opportunity ....................................       y        81,810.7       61,402.2       (97,547.9)        45,665.0
   S&P Small Cap 600 Pure Growth ..........................      af        59,971.6    1,012,932.0      (814,198.0)       258,705.6
   S&P Small Cap 600 Pure Value ...........................      ag        42,530.4    1,523,738.2    (1,467,732.0)        98,536.6
   Strengthening Dollar 2X Strategy .......................                34,266.4      815,218.3      (760,420.4)        89,064.3
   Technology .............................................                21,030.8      183,419.4      (160,393.4)        44,056.8
   Telecommunications .....................................                24,887.9       77,075.9       (91,042.9)        10,920.9
   Transportation .........................................                10,042.1      224,126.2      (198,374.4)        35,793.9
   U.S. Government Money Market ...........................             1,384,888.9   47,090,240.6   (45,898,482.8)     2,576,646.7
   Utilities ..............................................                89,639.2      607,244.4      (553,229.8)       143,653.8
   Weakening Dollar 2X Strategy ...........................                22,025.3      561,230.7      (540,138.8)        43,117.2
SELIGMAN PORTFOLIOS, INC:
   Communications and Information .........................                28,568.7       29,558.6       (19,813.8)        38,313.5
   Global Technology ......................................                19,636.3       43,687.8       (55,232.5)         8,091.6
   Large-Cap Value ........................................                      --       17,302.6        (1,588.7)        15,713.9
   Small-Cap Value ........................................                      --      101,259.9       (39,339.0)        61,920.9
T. ROWE PRICE EQUITY SERIES:
   Blue Chip Growth II ....................................               473,572.3      352,526.0      (282,272.8)       543,825.5
   Equity Income II .......................................               363,846.8      325,761.8      (129,293.0)       560,315.6
   Health Sciences II .....................................               131,219.3      114,635.0      (102,913.7)       142,940.6
T. ROWE PRICE FIXED INCOME SERIES:
   Limited-Term Bond II ...................................                10,038.3      131,416.5       (42,341.8)        99,113.0
THIRD AVENUE VARIABLE SERIES TRUST:
   Value ..................................................               572,296.2      294,531.5      (330,540.0)       536,287.7
VAN ECK WORLDWIDE INSURANCE TRUST:
   Multi-Manager Alternatives .............................       x        27,952.9       65,942.1       (40,474.4)        53,420.6
   Bond ...................................................               187,968.1      137,819.4      (116,629.1)       209,158.4
   Emerging Markets .......................................               141,109.8      206,021.9      (292,166.7)        54,965.0
   Hard Assets ............................................               173,567.1      278,667.9      (293,330.7)       158,904.3
   Real Estate ............................................               119,150.4      123,509.5      (109,694.5)       132,965.4

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2008

====================================================================================================================================
                                                                          NUMBER                                          NUMBER
                                                                         OF UNITS                                        OF UNITS
                                                                        BEGINNING         UNITS            UNITS           END
                                                              NOTES*     OF YEAR        PURCHASED        REDEEMED        OF YEAR
------------------------------------------------------------------------------------------------------------------------------------
VANGUARD VARIABLE INSURANCE FUND:
   Balanced ...............................................                      --        12,027.2            (63.1)      11,964.1
   Capital Growth .........................................                      --        89,002.2        (21,043.0)      67,959.2
   Diversified Value ......................................                      --        46,376.4           (117.5)      46,258.9
   Equity Index ...........................................                      --       380,080.5        (50,631.4)     329,449.1
   International ..........................................                      --       131,245.5        (27,956.9)     103,288.6
   Short-Term Investment Grade ............................                      --       238,498.1        (26,504.0)     211,994.1
   Small Company Growth ...................................                      --         9,294.2            (18.8)       9,275.4
   Total Bond Market Index ................................                      --       263,623.1        (64,420.3)     199,202.8
   Total Stock Market Index ...............................                      --       156,020.1        (20,951.4)     135,068.7
WELLS FARGO ADVANTAGE VT FUNDS:
   Discovery ..............................................                58,564.9       104,545.8       (128,897.8)      34,212.9
   Opportunity ............................................                23,937.4        23,316.2        (20,778.8)      26,474.8
   Small-Mid Cap Value ....................................                      --         1,149.3           (529.6)         619.7
                                                                      --------------------------------------------------------------
                                                                       26,833,342.1   241,406,716.9   (228,445,249.8)  39,794,809.2
                                                                      ==============================================================

*     See Footnote 8 for details.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES

      FOR THE PERIOD ENDING DECEMBER 31, 2009:

a) The Alger Portfolios were formerly The Alger American Fund prior to its name change effective September 23, 2009.

b) Franklin Templeton Global Bond Securities II was formerly Franklin Templeton Global Income Securities II prior to its name change effective May 1 2009.

c) Janus Aspen Enterprise was formerly Janus Aspen Mid Cap Growth prior to its name change effective May 1, 2009.

d) Janus Aspen Janus was formerly Janus Aspen Large Cap Growth prior to its name change effective May 1, 2009.

e) Janus Aspen Overseas was formerly Janus Aspen International Growth prior to its name change effective May 1, 2009.

f) Janus Aspen Worldwide was formerly Janus Worldwide Growth prior to its name change effective May 1, 2009.

g)    For the period January 1, 2009 through April 29, 2009 (liquidation of fund)

h) Lazard Retirement US Small-Mid Cap Equity was formerly Lazard Retirement US Small Cap Equity prior to its name change June 1, 2009.

i) Legg Mason ClearBridge Aggressive Growth was formerly Legg Mason Aggressive Growth prior to its name change effective November 1, 2009.

j) Legg Mason ClearBridge Equity Income Builder was formerly Legg Mason Capital and Income prior to its name change effective November 1, 2009.

k) Legg Mason ClearBridge Fundamental Value was formerly Legg Mason Fundamental Value prior to its name change effective November 1, 2009.

l) Legg Mason ClearBridge Large Cap Growth was formerly Legg Mason Large Cap Growth prior to its name change effective November 1, 2009.

m) Legg Mason Western Asset Global High Yield was formerly Legg Mason Global High Yield prior to its name change effective November 1, 2009.

n) Legg Mason Western Asset Strategic Bond was formerly Legg Mason Strategic Bond prior to its name change effective November 1, 2009.

o)    For the period January 1, 2009 through May 29, 2009 (liquidation of fund)

p)    For the period January 1, 2009 through August 12, 2009 (liquidation of fund)

q)    For the period January 1, 2009 through April 24, 2009 (liquidation of fund)

r) Rydex All-Asset Aggressive Strategy was formerly Rydex Essential Portfolio Aggressive prior to its name change July 1, 2009.

s) Rydex All-Asset Conservative Strategy was formerly Rydex Essential Portfolio Conservative prior to its name change July 1, 2009.

t) Rydex All-Asset Moderate Strategy was formerly Rydex Essential Portfolio Moderate prior to its name change July 1, 2009.

u) Rydex All-Cap Opportunity was formerly Rydex Sector Rotation prior to its name change effective May 1, 2009.

v) For the period January 1, 2009 through May 29, 2009 (fund merged into Rydex Multi-Hedge Strategies).

w) Rydex International Opportunity was formerly Rydex International Rotation prior to its name change effective May 1, 2009.

x) Rydex Japan 2X Strategy was formerly Rydex Japan 1.25X Strategy prior to its name change effective May 1, 2009.

y) Rydex Multi-Hedge Strategies was formerly Rydex Absolute Return Strategies prior to its name change effective May 1, 2009.

z) Rydex S&P 500 Pure Growth was formerly Rydex Large Cap Growth prior to its name change effective May 1, 2009.

aa) Rydex S&P 500 Pure Value was formerly Rydex Large Cap Value prior to its name change effective May 1, 2009.

ab) Rydex S&P MidCap 400 Pure Growth was formerly Rydex Mid Cap Growth prior to its name change effective May 1, 2009.

ac) Rydex S&P MidCap 400 Pure Value was formerly Rydex Mid Cap Value prior to its name change effective May 1, 2009.

ad) Rydex S&P SmallCap 600 Pure Growth was formerly Rydex Small Cap Growth prior to its name change effective May 1, 2009.

ae) Rydex S&P SmallCap 600 Pure Value was formerly Rydex Small Cap Value prior to its name change effective May 1, 2009.

af) Van Eck Worldwide Multi-Manager Alternatives was formerly Van Eck Worldwide Absolute Return prior to its name change effective May 1 2009.

ag)   For the period January 1, 2009 through December 10, 2009 (liquidation of fund).

ah) For the period November 20, 2009 (inception of fund) through December 31, 2009.

ai)   For the period January 1, 2009 through December 23, 2009 (liquidation of fund).

      FOR THE PERIOD ENDING DECEMBER 31, 2008:

a) Alger American Capital Appreciation was formerly Alger American Leveraged AllCap prior to its name change effective May 1, 2008.

b) Alger American LargeCap Growth was formerly Alger American Growth prior to its name change effective July 1, 2008.

c) Alger American SmallCap Growth was formerly Alger American Small Capitalization prior to its name change effective May 1, 2008.

d) For the period May 1, 2008 (inception of fund) through December 31, 2008 and Rydex International Opportunity was formerly Rydex International Rotation prior to its name change effective May 1, 2009.

e)    For the period November 14, 2008 (inception of fund) through December 31,
      2008.

f)    For the period January 1, 2008 through August 6, 2008 (liquidation of fund).

g) Lazard Retirement US Small-Mid Cap Equity was formerly Lazard Retirement US Small Cap Equity prior to its name change effective May 1, 2009 and was formerly Lazard Retirement US Small Cap prior to its name change effective May 1, 2008.

h)    For the period January 1, 2008 through May 1, 2008 (liquidation of fund) .

i) Neuberger Berman AMT High Income Bond was formerly Neuberger Berman AMT Lehman Brothers High Income Bond prior to its name change effective September 26, 2008 and data is for the period January 1, 2008 through December 4, 2008 (liquidation of fund).

j) Neuberger Berman AMT Short Duration Bond was formerly Neuberger Berman AMT Lehman Brothers Short Duration Bond prior to its name change effective September 26, 2008.

k) Neuberger Berman AMT Small-Cap Growth was formerly Neuberger Berman AMT Fasciano prior to its name change effective March 26, 2008.

l)    For the period April 30, 2008 (inception of fund) through December 31,
      2008.

m) For the period January 1, 2008 through April 30, 2008 (fund substituted into JNF Money Market) .

n) Rydex Inverse NASDAQ-100(R) Strategy was formerly Rydex Inverse OTC Strategy prior to its name change effective April 1, 2008.

o) Rydex NASDAQ-100(R) 2X Strategy was formerly Rydex OTC 2X Strategy prior to its name change effective April 1, 2008.

p) Rydex NASDAQ-100(R) was formerly Rydex OTC prior to its name change effective April 1, 2008.

q) Janus Aspen Perkins Mid Cap Value was formerly Janus Aspen Mid Cap Value prior to its name change effective December 31, 2008.

r) Janus Aspen Perkins Small Company Value was formerly Janus Aspen Small Company Value prior to its name change effective December 31, 2008.

s) Franklin Templeton Global Bond Securities II was formerly Franklin Templeton Global Income Securities II prior to its name change effective May 1 2009.

t) Janus Aspen Enterprise was formerly Janus Aspen Mid Cap Growth prior to its name change effective May 1, 2009.

u) Janus Aspen Janus was formerly Janus Aspen Large Cap Growth prior to its name change effective May 1, 2009.

v) Janus Aspen Overseas was formerly Janus Aspen International Growth prior to its name change effective May 1, 2009.

w) Janus Aspen Worldwide was formerly Janus Worldwide Growth prior to its name change effective May 1, 2009.

x) Van Eck Worldwide Multi-Manager Alternatives was formerly Van Eck Worldwide Absolute Return prior to its name change effective May 1 2009.

y) Rydex All-Cap Opportunity was formerly Rydex Sector Rotation prior to its name change effective May 1, 2009.

z) Rydex Japan 2X Strategy was formerly Rydex Japan 1.25X Strategy prior to its name change effective May 1, 2009.

aa) Rydex Multi-Hedge Strategies was formerly Rydex Absolute Return Strategies prior to its name change effective May 1, 2009.

ab) Rydex S&P 500 Pure Growth was formerly Rydex Large Cap Growth prior to its name change effective May 1, 2009.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
NOTES TO FINANCIAL STATEMENTS - CONTINUED

DECEMBER 31, 2009

================================================================================

(8) DETAIL DESCRIPTIONS FOR STATEMENT OF OPERATIONS AND UNIT PROGRESSION FOOTNOTE REFERENCES - CONTINUED

      FOR THE PERIOD ENDING DECEMBER 31, 2008: (continued)

ac) Rydex S&P 500 Pure Value was formerly Rydex Large Cap Value prior to its name change effective May 1, 2009.

ad) Rydex S&P MidCap 400 Pure Growth was formerly Rydex Mid Cap Growth prior to its name change effective May 1, 2009.

ae) Rydex S&P MidCap 400 Pure Value was formerly Rydex Mid Cap Value prior to its name change effective May 1, 2009.

af) Rydex S&P SmallCap 600 Pure Growth was formerly Rydex Small Cap Growth prior to its name change effective May 1, 2009.

ag) Rydex S&P SmallCap 600 Pure Value was formerly Rydex Small Cap Value prior to its name change effective May 1, 2009.

ah) Legg Mason ClearBridge Aggressive Growth was formerly Legg Mason Aggressive Growth prior to its name change effective November 1, 2009.

ai) Legg Mason ClearBridge Equity Income Builder was formerly Legg Mason Capital and Income prior to its name change effective November 1, 2009.

aj) Legg Mason ClearBridge Fundamental Value was formerly Legg Mason Fundamental Value prior to its name change effective November 1, 2009.

ak) Legg Mason ClearBridge Large Cap Growth was formerly Legg Mason Large Cap Growth prior to its name change effective November 1, 2009.

al) Legg Mason Western Asset Global High Yield was formerly Legg Mason Global High Yield prior to its name change effective November 1, 2009.

am) Legg Mason Western Asset Strategic Bond was formerly Legg Mason Strategic Bond prior to its name change effective November 1, 2009.

an) Rydex All-Asset Aggressive Strategy was formerly Rydex Essential Portfolio Aggressive prior to its name change July 1, 2009.

ao) Rydex All-Asset Conservative Strategy was formerly Rydex Essential Portfolio Conservative prior to its name change July 1, 2009.

ap) Rydex All-Asset Moderate Strategy was formerly Rydex Essential Portfolio Moderate prior to its name change July 1, 2009.

aq) The Alger Portfolios were formerly The Alger American Fund prior to its name change effective September 23, 2009.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

================================================================================

TO THE BOARD OF DIRECTORS JEFFERSON NATIONAL LIFE INSURANCE COMPANY AND CONTRACT OWNERS OF JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

      We have audited the accompanying statement of assets and liabilities of Jefferson National Life Annuity Account G (the "Account") as of December 31, 2009, the related statements of operations and changes in net assets for the years ended December 31, 2009 and 2008, and the financial highlights for each of the five years for the period ended December 31, 2009. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Jefferson National Life Annuity Account G as of December 31, 2009, the results of its operations, changes in its net assets for the years ended December 31, 2009 and 2008, and financial highlights for each of the five years for the period ended December 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ BDO Seidman, LLP

New York, New York
March 22, 2010

================================================================================

                           JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

                           SPONSOR
                           Jefferson National Life Insurance Company

                           DISTRIBUTOR
                           Jefferson National Financial Securities Corporation

                           INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM BDO Seidman, LLP

                                     PART C
                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements

     The following financial statements are included in Part B of the Registration Statement:

     The financial statements of Jefferson National Life Insurance Company at December 31, 2008 and 2009, and for the three years then ended December 31, 2009.

     The financial statements of Jefferson National Life Annuity Account G at December 31, 2009 and for each of the two years then ended December 31, 2009.

(b)  Exhibits

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G

(1)  (a)          Resolution of Board of Directors of the Company
                  authorizing the establishment of the Separate Account.    (2)

     (b)          Resolution Changing the Name of the Separate Account      (1)

(2)               Not Applicable.

(3)  (a)   (i)    Form of Principal Underwriter's Agreement of the Company
                  on behalf of the Separate Account and Inviva Securities
                  Corporation.                                              (1)

           (ii)   Form of Amendment to Principal Underwriter's Agreement    (1)

     (b)          Form of Selling Agreement                                 (1)

(4)  (a)          Form of Individual Contract Fixed and Variable Accounts.
                  (22-4056)                                                 (1)

     (b)          Form of Group Contract.                                   (2)

     (c)          Form of Group Certificate.                                (2)

     (d)          Form of Endorsement Amending MVA Provision                (1)

     (e)          Form of IRA Endorsement                                   (1)

     (f)          Form of Roth IRA Endorsement                              (1)

     (g)          Form of JSA Endorsement                                   (1)

     (h)          Form of Individual Contract Fixed and Variable Accounts.
                  (JNL-2300)                                                (11)

     (i)          Form of Electronic Administration Endorsement (JNL-4020)  (11)

     (j)          Form of Individual Contract Fixed and Variable Accounts.
                  (JNL-2300-1)                                              (12)

     (k)          Form of Joint Owner Endorsement. (MONADV-END 01/07)       (13)

     (l)          Form of Transaction Fee Rider. (JNL-TRXFEE-2007)          (13)

     (m)          Form of Individual Contract Fixed and Variable Accounts.
                  (JNL-2300-2)                                              (13)

(5)  (a)          Form of Application for Individual Annuity Contract.
                  (JNL-6000)                                                (1)

     (b)          Form of JNL Individual Application. (JNL-6005)            (11)

     (c)          Form of JNL Individual Application. (JNL-6005-2)          (12)

     (d)          Form of JNL Individual Application. (JNL-6005-3)          (13)

     (e)          Form of JNL Individual Application (JNL-6005-4)           (14)

(6)  (a)          Amended and Restated Articles of Incorporation of Conseco
                  Variable Insurance Company.                               (1)

     (b)          Amended and Restated By-Laws of the Company.              (1)

(7)               Not Applicable.

(8)  (a)          Form of Participation Agreement dated October 23, 2002
                  with Conseco Series Trust and Conseco Equity Sales, Inc.
                  and amendments thereto dated September 10, 2003 and
                  February 1, 2001.                                         (1)

           (i) Form of Amendment dated May 1, 2006 to the Participation Agreement dated October 23, 2002 by and among 40|86 Series Trust, 40|86 Advisors, Inc. and Jefferson National Life
                  Insurance Company.                                        (12)

     (b)   (i)    Form of Participation Agreement by and among A I M
                  Distributors, Inc., Jefferson National Life Insurance
                  Company, on behalf of itself and its separate accounts,
                  and Inviva Securities Corporation dated May 1, 2003.      (3)

           (ii) Form of Amendment dated April 6, 2004 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation
                  dated May 1, 2003.                                        (1)

           (iii) Form of Amendment dated May 1, 2006 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Inviva Securities Corporation
                  dated May 1, 2003.                                        (12)

           (iv) Form of Amendment dated May 1, 2008 to the Participation Agreement by and among A I M Distributors, Inc., Jefferson National Life Insurance Company, on behalf of itself and its separate accounts, and Jefferson National Securities
                  Corporation dated May 1, 2003.                            (14)

     (c)   (i)    Form of Participation Agreement among the Alger American
                  Fund, Great American Reserve Insurance Company and Fred
                  Alger and Company, Inc. dated March 31, 1995.             (4)

           (ii)   Form of Amendment dated November 5, 1999 to the
                  Participation Agreement among the Alger American Fund,
                  Great American Reserve Insurance Company and Fred Alger
                  and Company, Inc. dated March 31, 1995.                   (5)

           (iii)  Form of Amendment dated January 31, 2001 to the
                  Participation Agreement among the Alger American Fund,
                  Great American Reserve Insurance Company and Fred Alger
                  and Company, Inc. dated March 31, 1995.                   (5)

           (iv)   Form of Amendments August 4, 2003 and March 22, 2004 to
                  the Participation Agreement among the Alger American Fund, Great American Reserve Insurance Company and Fred Alger
                  and Company, Inc. dated March 31, 1995.                   (1)

           (v) Form of Amendment dated May 1, 2006 to the Participation Agreement among the Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc.
                  dated March 31, 1995.                                     (12)

           (vi) Form of Amendment dated May 1, 2008 to the Participation Agreement among The Alger American Fund, Jefferson National Life Insurance Company and Fred Alger and Company, Inc.
                  dated March 31, 1995.                                     (14)

     (d)   (i)    Form of Participation Agreement between Great American
                  Reserve Insurance Company and American Century Investment
                  Services as of 1997.                                      (4)

           (ii) Form of Amendment dated November 15, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.                                      (5)

           (iii) Form of Amendment dated December 31, 1997 to the Participation Agreement between Great American Reserve Insurance Company and American Century Investment s
                  Service as of 1997.                                       (5)

           (iv)   Form of Amendment dated January 13, 2000 to the
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.                                      (5)

           (v)    Form of Amendment dated February 9, 2001 to the
                  Participation Agreement between Great American Reserve Insurance Company and American Century Investment
                  Services as of 1997.                                      (5)

           (vi)   Form of Amendments dated July 31, 2003 and March 25, 2004
                  to the Participation Agreement between Great American
                  Reserve Insurance Company and American Century Investment
                  Services as of 1997.                                      (1)

           (vii) Form of Amendments dated May 1, 2005 to the Participation Agreement between Jefferson National Life Insurance
                  Company and American Century Investment Services as
                  of 1997.                                                  (10)

           (viii) Form of Amendment dated May 1, 2006 to the Participation Agreement between Jefferson National Life Insurance
                  Company and American Century Investment Services as
                  of 1997.                                                  (12)

           (ix) Form of Amendment dated May 1, 2007 to the Participation Agreement between Jefferson National Life Insurance
                  Company and American Century Investment Services.         (13)

           (x)    Form of Amendment dated November 1, 2009 to the
                  Participation Agreement between Jefferson National
                  Life Insurance Company and American Century Investment
                  Services.                                                 (16)

     (e)   (i)    Form of Participation Agreement dated May 1, 1995 by
                  and among Conseco Variable Insurance Company, Dreyfus
                  Variable Investment Fund, The Dreyfus Socially
                  Responsible Growth Fund, Inc., Dreyfus Life and Annuity
                  Index Fund, Inc. and Dreyfus Investment Portfolios.       (5)

           (ii)   Form of Amendment dated March 21, 2002 to the
                  Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible
                  Growth Fund, Inc., Dreyfus Life and Annuity Index Fund,
                  Inc. and Dreyfus Investment Portfolios.                   (5)

           (iii) Form of Amendment dated May 1, 2003 to the Participation Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                  Life and Annuity Index Fund, Inc. and Dreyfus Investment
                  Portfolios.                                               (1)

           (iv)   Form of Amendment dated 2004 to the Participation
                  Agreement dated May 1, 1995 by and among Conseco Variable Insurance Company, Dreyfus Variable Investment Fund, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus
                  Life and Annuity Index Fund, Inc. and Dreyfus Investment
                  Portfolios.                                               (1)

           (v) Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 1995 by and among Jefferson
                  National Life Insurance Company, Dreyfus Variable
                  Investment Fund, The Dreyfus Socially Responsible
                  Growth Fund, Inc., Dreyfus Life and Annuity Index Fund,
                  Inc. and Dreyfus Investment Portfolios.                   (10)

     (f)   (i)    Form of Participation Agreement dated March 6, 1995 by
                  and among Great American Reserve Insurance Company and
                  Insurance Management Series, Federated Securities Corp.   (4)

           (ii)   Form of Amendment dated 1999 to the Participation
                  Agreement dated March 6, 1995 by and among Conseco
                  Variable Insurance Company, Federated Insurance Series
                  and Federated Securities Corp.                            (5)

           (iii)  Form of Amendment dated January 31, 2001 to the
                  Participation Agreement dated March 6, 1995 by and among Conseco Variable Insurance Company, Federated Insurance
                  Series and Federated Securities Corp.                     (5)

           (iv) (1)Form of Amendment dated 2004 to the Participation Agreement dated March 6, 1995 by and among Conseco
                  Variable Insurance Company, Federated Insurance Series
                  and Federated Securities Corp.                            (1)

           (v) Form of Amendment dated May 1, 2006 to the Participation Agreement dated March 6, 1995 by and among Jefferson
                  National Life Insurance Company, Federated Insurance
                  Series and Federated Securities Corp.                     (12)

     (g)   (i)    Form of Participation Agreement by and among First
                  American Insurance Portfolios, Inc., First American
                  Asset Management and Conseco Variable Insurance
                  Company dated 2001.                                       (6)

           (ii)   Form of Amendment dated April 25, 2001 to the
                  Participation Agreement by and among First American
                  Insurance Portfolios, Inc., First American Asset
                  Management and Conseco Variable Insurance Company
                  dated 2001.                                               (5)

           (iii)  Form of Amendment dated May 1, 2003 to the
                  Participation Agreement by and among First American
                  Insurance Portfolios, Inc., First American Asset
                  Management and Conseco Variable Insurance Company
                  dated 2001.                                               (1)

     (h)   (i)    Form of Participation Agreement among Janus Aspen
                  Series, Janus Distributors LLC and Jefferson National
                  Life Insurance Company dated February 1, 2001 and Form
                  of Amendment dated July 2003 thereto.                     (1)

           (ii) Form of Amendment dated May 1, 2005 to the Participation Agreement among Janus Aspen Series, Janus Distributors
                  LLC and Jefferson National Life Insurance Company dated
                  February 1, 2001.                                         (10)

           (iii) Form of Amendment dated May 1, 2006 to the Participation Agreement among Janus Aspen Series, Janus Distributors
                  LLC and Jefferson National Life Insurance Company dated
                  February 1, 2001.                                         (12)

           (iv)   (14)Form of Amendment dated May 1, 2008 to the
                  Participation Agreement among Janus Aspen Series,
                  Janus Distributors LLC and Jefferson National Life
                  Insurance Company dated February 1, 2001(Service and
                  Institutional)                                            (14)

     (i)   (i)    Form of Participation Agreement among Lazard Retirement
                  Series, Inc., Lazard Asset Management, LLC, Inviva
                  Securities Corporation and Jefferson National Life
                  Insurance Company dated May 1, 2003.                      (1)

           (ii)   Form of Amendment dated March 21, 2004 to the
                  Participation Agreement among Lazard Retirement Series,
                  Inc., Lazard Asset Management, LLC, Inviva Securities Corporation and Jefferson National Life Insurance
                  Company dated May 1, 2003.                                (1)

     (j)   (i)    Form of Participation Agreement dated April 10, 1997 by
                  and among Lord, Abbett & Co. and Great American Reserve
                  Insurance Company.                                        (4)

           (ii)   Form of Amendment dated December 1, 2001 to the
                  Participation Agreement dated April 10, 1997 by and among Lord, Abbett & Co. and Great American Reserve Insurance
                  Company.                                                  (7)

           (iii) Form of Amendment dated May 1, 2003 to the Participation Agreement dated April 10, 1997 by and among Lord, Abbett
                  & Co. and Great American Reserve Insurance Company.       (1)

           (iv)   Form of Participation Agreement dated February 13, 2008
                  by and among Jefferson National Life Insurance Company,
                  Lord Abbett Series Fund, Inc. and Lord Abbett Distributor
                  LLC.                                                      (15)

     (k)   (i)    Form of Participation Agreement dated April 30, 1997 by
                  and among Neuberger&Berman Advisers Management Trust,
                  Advisers Managers Trust, Neuberger&Berman Management
                  Incorporated and Great American Reserve Insurance
                  Company.                                                   (5)

           (ii) Form of Amendment dated May 1, 2000 to the Participation Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Advisers Managers Trust, Neuberger Berman Management Incorporated and Conseco
                  Variable Insurance Company.                               (5)

           (iii)  Form of Amendment dated January 31, 2001 to the
                  Participation Agreement dated April 30, 1997 by and among Neuberger&Berman Advisers Management Trust, Advisers
                  Managers Trust, Neuberger&Berman Management Incorporated
                  and Conseco Variable Insurance Company.                    (5)

           (iv) Form of Amendment dated May 1, 2004 to the Participation Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.                                        (8)

           (v)    Form of Amendment dated April 4, 2004 to the
                  Participation Agreement dated April 30, 1997 by and among Neuberger Berman Advisers Management Trust, Neuberger
                  Berman Management Incorporated and Jefferson National
                  Life Insurance Company.                                    (1)

           (vi) Form of Amendment dated May 1, 2005 to the Participation Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.                                        (10)

           (vii) Form of Amendment dated May 1, 2006 to the Participation Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.                                        (12)

           (viii) Form of Amendment dated May 1, 2007 to the Participation Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.                                        (13)

           (ix) Form of Amendment dated May 1, 2009 to the Participation Agreement dated April 30, 1997 by and among Neuberger
                  Berman Advisers Management Trust, Neuberger Berman
                  Management Incorporated and Jefferson National Life
                  Insurance Company.                                        (15)

     (l)   (i)    Form of Participation Agreement dated May 1, 2003 by and
                  among PIMCO Variable Insurance Trust, PIMCO Advisors
                  Distributors LLC and Jefferson National Life Insurance
                  Company and amended dated April 13, 2004 thereto.         (1)

           (ii) Form of Amendment dated May 1, 2005 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                  Jefferson National Life Insurance Company.                (10)

           (iii) Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, PIMCO Advisors Distributors LLC and
                  Jefferson National Life Insurance Company.                (12)

           (iv) Form of Amendment dated May 1, 2008 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC
                  and Jefferson National Life Insurance Company.            (14)

           (v) Form of Amendment dated May 1, 2009 to the Participation Agreement dated May 1, 2003 by and among PIMCO Variable Insurance Trust, Alliance Global Investor Distributors LLC
                  and Jefferson National Life Insurance Company.            (15)

     (m)   (i)    Form of Participation Agreement dated May 1, 2003 among
                  Pioneer Variable Contract Trust, Jefferson National Life
                  Insurance Company, Pioneer Investment Management, Inc.
                  and Pioneer Funds Distributor, Inc.                       (1)

           (ii)   Form of amendment to Participation Agreement dated May 1,
                  2003 among Pioneer Variable Contract Trust, Jefferson
                  National Life Insurance Company, Pioneer Investment
                  Management, Inc. and Pioneer Funds Distributor, Inc.      (10)

           (iii)  Form of amendment to Participation Agreement dated May 1,
                  2006 among Pioneer Variable Contract Trust, Jefferson
                  National Life Insurance Company, Pioneer Investment
                  Management, Inc. and Pioneer Funds Distributor, Inc.      (12)

           (iv)   Form of amendment to Participation Agreement dated May 1,
                  2008 among Pioneer Variable Contract Trust, Jefferson
                  National Life Insurance Company, Pioneer Investment
                  Management, Inc. and Pioneer Funds Distributor, Inc.      (14)

           (v)    Form of amendment to Participation Agreement dated May 1,
                  2009 among Pioneer Variable Contract Trust, Jefferson
                  National Life Insurance Company, Pioneer Investment
                  Management, Inc. and Pioneer Funds Distributor, Inc.      (15)

     (n) Form of Participation Agreement dated May 1, 2003 by and among Royce Capital Fund, Royce & Associates, LLC and Jefferson National Life Insurance Company and Inviva Securities Corporation and Form of Amendment dated April
                  5, 2004 thereto.                                          (1)

           (i)    Form of amendment to Participation Agreement dated May 1,
                  2006 among Royce Capital Fund, Royce & Associates, LLC
                  and Jefferson National Life Insurance Company and Inviva
                  Securities Corporation.                                   (12)

           (ii)   Form of amendment to Participation Agreement dated May 1,
                  2008 among Royce Capital Fund, Royce & Associates, LLC
                  and Jefferson National Life Insurance Company and
                  Jefferson National Securities Corporation.                (14)

     (o)   (i)    Form of Participation Agreement dated March 24, 2000 by
                  and among Conseco Variable Insurance Company, RYDEX
                  Variable Trust and PADCO Financial Services, Inc.         (9)

           (ii) Form of Amendment dated April 13, 2004 to the Form of Participation Agreement dated March 24, 2000 by and among Conseco Variable Insurance Company, RYDEX Variable Trust
                  and PADCO Financial Services, Inc.                        (1)

           (iii) Form of Amendment dated May 1, 2005 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
                  Trust and PADCO Financial Services, Inc.                  (10)

           (iv) Form of Amendment dated May 1, 2006 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
                  Trust and PADCO Financial Services, Inc.                  (12)

           (v) Form of Amendment dated March 31, 2008 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
                  Trust and Rydex Distributors, Inc.                        (14)

           (vi) Form of Amendment dated May 1, 2010 to the Form of Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable
                  Trust and Rydex Distributors, Inc.                        (16)

     (p)   (i)    Form of Participation Agreement dated April 2004 between
                  Jefferson National Life Insurance Company and Citigroup
                  Global Markets Inc.                                       (1)

           (ii)   Form of Amendment dated May 1, 2005 to Form of
                  Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global
                  Markets Inc.                                              (10)

           (iii) Form of Amendment dated April 28, 2007 to Form of Participation Agreement dated April 2004 between Jefferson National Life Insurance Company and Citigroup Global
                  Markets Inc. (Legg Mason)                                 (13)

     (q)   (i)    Form of Participation Agreement dated May 1, 2000 by and
                  among Seligman Portfolios, Inc., Seligman Advisors, Inc.
                  and Conseco Variable Insurance Company.                   (6)

           (ii)   Form of Amendment dated January 31, 2001 to the
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                  Conseco Variable Insurance Company.                       (5)

           (iii)  Form of Amendment dated August 5, 2003 to the
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                  Conseco Variable Insurance Company.                       (1)

           (iv)   Form of Amendment dated 2004 to the Participation
                  Agreement dated May 1, 2000 by and among Seligman
                  Portfolios, Inc., Seligman Advisors, Inc. and Conseco
                  Variable Insurance Company.                               (1)

           (v) Form of Amendment dated May 1, 2006 to the Participation Agreement dated May 1, 2000 by and among Seligman
                  Portfolios, Inc., Seligman Advisors, Inc. and Jefferson
                  National Life Insurance Company.                          (12)

           (vi)   Form of Amendment dated March 31, 2008 to the
                  Participation Agreement dated May 1, 2000 by and among Seligman Portfolios, Inc., Seligman Advisors, Inc. and
                  Jefferson National Life Insurance Company.                (14)

     (r)   (i)    Form of Participation Agreement dated April 30, 1997 by
                  and among Great American Reserve Insurance Company, Strong
                  Variable Insurance Funds, Inc., Strong Special Fund II,
                  Inc, Strong Capital Management, Inc. and Strong Funds
                  Distributors, Inc.                                        (5)

           (ii)   Form of Amendment dated December 11, 1997 to
                  Participation Agreement dated April 30, 1997 by and
                  among Great American Reserve Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Funds
                  II, Inc., Strong Capital Management, Inc. and Strong
                  Funds Distributors, Inc.                                  (5)

           (iii)  Form of Amendment dated December 14. 1999 to
                  Participation Agreement dated April 30, 1997 by and
                  among Conseco Variable Insurance Company, Strong Variable Insurance Funds, Inc., Strong Opportunity Fund II,
                  Inc., Strong Capital Management, Inc. and Strong
                  Investments, Inc.                                         (5)

           (iv) Form of Amendment dated March 1, 2001 to Participation Agreement dated April 30, 1997 by and among Conseco
                  Variable Insurance Company, Strong Variable Insurance
                  Funds, Inc., Strong Opportunity Fund II, Inc., Strong
                  Capital Management, Inc. and Strong Investments, Inc.     (5)

           (v)    Form of Amendments dated December 2, 2003 and April l5,
                  2004 to Participation Agreement dated April 30, 1997 by
                  and among Conseco Variable Insurance Company, Strong
                  Variable Insurance Funds, Inc., Strong Opportunity Fund
                  II, Inc., Strong Capital Management, Inc. and Strong
                  Investments, Inc.                                         (1)

     (s)   (i)    Form of Participation Agreement dated May 1, 2003 with
                  by and among Third Avenue Management LLC and Jefferson
                  National Life Insurance Company.                          (8)

           (ii)   Form of Amendment dated April 6, 2004 to the
                  Participation Agreement dated May 1, 2003 with by and
                  among Third Avenue Management LLC and Jefferson National
                  Life Insurance Company.                                   (1)

     (t)   (i)    Form of Participation Agreement dated February 29, 2000
                  by and among Conseco Variable Insurance Company, Van Eck
                  Worldwide Insurance Trust and Van Eck Associates
                  Corporation.                                              (5)

           (ii) Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance
                  Trust and Van Eck Associates Corporation.                 (5)

           (iii) Form of Amendment dated January 31, 2001 to Participation Agreement dated February 29, 2000 by and among Conseco Variable Insurance Company, Van Eck Worldwide Insurance
                  Trust and Van Eck Associates Corporation.                 (5)

           (iv) Form of Amendment dated May 1, 2003 to Participation Agreement dated March 1, 1995 by and among Van Eck
                  Worldwide Insurance Trust, Van Eck Associates Corporation
                  and Jefferson National Life Insurance Company.            (8)

           (v)    Form of Amendment dated May 1, 2010 to Participation
                  Agreement dated March 1, 1995 by and among Van Eck
                  Worldwide Insurance Trust, Van Eck Associates Corporation
                  and Jefferson National Life Insurance Company.            (16)

     (u)   (i)    Form of Participation Agreement between Jefferson National
                  Life Insurance Company, Bisys Fund Services LP, Choice
                  Investment Management Variable Insurance funds dated
                  May 1, 2003.                                              (1)

           (ii)   Form of Amendment dated 2004 to the Participation
                  Agreement between Jefferson National Life Insurance
                  Company, Bisys Fund Services LP, Choice Investment
                  Management Variable Insurance funds dated May 1, 2003.    (1)

     (v)   (i)    Form of Participation Agreement between Jefferson
                  National Life Insurance Company, Wells Fargo Funds
                  Distributor, LLC and Wells Fargo Variable Trust
                  dated April 8, 2005.                                      (10)

           (ii)   Form of Amendment dated May 1, 2006 to Participation
                  Agreement between Jefferson National Life Insurance
                  Company, Wells Fargo Funds Distributor, LLC and Wells
                  Fargo Variable Trust dated April 8, 2005.                 (12)

           (iii)  Form of Amendment dated May 1, 2008 to Participation
                  Agreement between Jefferson National Life Insurance
                  Company, Jefferson National Securities Corporation,
                  Wells Fargo Funds Distributor, LLC and Wells Fargo
                  Variable Trust dated April 8, 2005.                       (14)

     (w)   (i)    Form of Participation Agreement between Jefferson
                  National Life Insurance Company, Rafferty Asset
                  Management, LLC and Potomac Insurance Trust dated
                  May 1, 2005.                                              (10)

           (ii)   Form of Amendment dated May 1, 2006 to Participation
                  Agreement between Jefferson National Life Insurance
                  Company, Rafferty Asset Management, LLC and Potomac
                  Insurance Trust dated May 1, 2005.                        (12)

           (iii)  Form of Amendment dated May 1, 2008 to Participation
                  Agreement between Jefferson National Life Insurance
                  Company, Rafferty Asset Management, LLC and Direxion
                  Insurance Trust dated May 1, 2005.                        (14)

     (x)   (i)    Form of Participation Agreement between Jefferson National
                  Life Insurance Company, Alliance Capital Management L.P.
                  and AllianceBernstein Investment Research and Management,
                  Inc. dated May 1, 2006.                                   (12)

           (ii)   Form of Amendment dated March 8, 2008 to Form of
                  Participation Agreement between Jefferson National
                  Life Insurance Company, AllianceBernstein L.P. and
                  AllianceBernstein Investments, Inc. dated May 1, 2006.    (14)

     (y)   (i)    Form of Participation Agreement between Jefferson
                  National Life Insurance Company, T. Rowe Price Investment
                  Services, Inc. and the various T. Rowe Price funds
                  dated May 1, 2006.                                        (12)

           (ii)   Form of Amendment dated May 1, 2007 to Participation
                  Agreement between Jefferson National Life Insurance
                  Company, T. Rowe Price Investment Services, Inc. and
                  the various T. Rowe Price funds dated May 1, 2006.        (13)

     (z)   (i)    Form of Participation Agreement between Jefferson
                  National Life Insurance Company, Credit Suisse Trust,
                  Credit Suisse Asset Management, LLC and Credit Suisse
                  Asset Management Securities, Inc. dated May 1, 2006.      (12)

     (aa)  (i)    Form of Participation Agreement between Northern Lights
                  Variable Trust and Jefferson National Life Insurance
                  Company dated May 1, 2007.                                (13)

           (ii)   Form of Amended Participation Agreement between
                  Northern Lights Variable Trust and Jefferson National
                  Life Insurance Company dated March 18, 2008.              (14)

     (bb)  (i)    Form of Participation Agreement between Nationwide
                  Variable Insurance Trust, Nationwide Fund Distributors
                  LLC and Jefferson National Life Insurance Company
                  dated May 1, 2007.                                        (13)

     (cc)  (i)    Form of Participation Agreement between Vanguard
                  Variable Insurance Fund, The Vanguard Group, Inc.,
                  Vanguard Marketing Corporation and Jefferson National
                  Life Insurance Company dated May 1, 2008.                 (14)

           (ii)   Form of Amendment dated October 20, 2009 to the
                  Participation Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund,
                  The Vanguard Group, Inc., and Vanguard Marketing
                  Corporation                                               (16)

     (dd)  (i)    Form of Participation Agreement between Jefferson
                  National Life Insurance Company, Financial Investors
                  Variable Insurance Trust, ALPS Advisers, Inc., and ALPS
                  Distributors, Inc. dated May 1, 2008.                     (14)

     (ee)  (i)    Form of Participation Agreement between Jefferson
                  National Life Insurance Company, ALPS Variable Insurance
                  Trust, ALPS Advisers, Inc., and ALPS Distributors, Inc.
                  dated May 1, 2008.                                        (14)

     (ff)  (i)    Form of Participation Agreement between Northern Lights
                  Variable Trust and Jefferson National Life Insurance
                  Company dated July 1, 2007.                               (15)

     (gg)  (i)    Form of Participation Agreement among Jefferson National
                  Life Insurance Company, Eaton Vance Variable Trust and
                  Eaton Vance Distributors, Inc. dated May 1, 2010          (16)

     (hh)  (i)    Form of Participation Agreement among Jefferson National
                  Life Insurance Company, The Merger Fund VL and Westchester
                  Capital Management, Inc. dated May 1, 2010                (16)

     (ii)  (i)    Form of Participation Agreement among Jefferson National
                  Life Insurance Company, ProFunds, Access One Trust, and
                  ProFund Advisors, LLC dated May 1, 2010                   (16)

     (jj)  (i)    Form of Participation Agreement among Jefferson National
                  Life Insurance Company, Federated Insurance Series and
                  Federated Securities Corp dated March, 2010.              (16)

(9)               Opinion and Consent of Counsel.                           (16)

(10)              Consent of Independent Registered Public Accounting Firm  (16)

(11)              Financial Statements omitted from Item 23 above.           N/A

(12)              Initial Capitalization Agreement.                          N/A

(13) (a)   (i)    Powers of Attorney                                        (1)

           (ii)   Powers of Attorney - for Laurence Greenberg               (11)

           (iii)  Powers of Attorney - for Robert Jefferson                 (12)

           (iv)   Powers of Attorney - for Joseph F. Vap                    (15)

           (v)    Powers of Attorney - for Mitchell H. Caplan               (16)

(1) Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on April 30, 2004 (Accession Number 0000912057-04-000471).

(2) Incorporated herein by reference to initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on January 23, 1996 (Accession Number 0000928389-96-000012).

(3) Incorporated herein by reference to Post-Effective Amendment Nos. 6 and 7 to the Registration Statement for Jefferson National Life Annuity Account I (File Nos. 333-53836 and 811-10213) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016215).

(4) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 1 to the Registration Statement for Jefferson National Life Annuity Account F (File Nos. 333-40309 and 811-08483) filed electronically on Form N-4 on February 3, 1998 (Accession Number 0000928389-98-000014).

(5) Incorporated herein by reference to Post-Effective Amendment Nos. 13 and 13 to the Registration Statement for Jefferson National Life Annuity Account E (File Nos. 033-74092 and 811-08288) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002084).

(6) Incorporated herein by reference to Post-Effective Amendment Nos. 21 and 29 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-02460 and 811-04819) filed electronically on Form N-4 on May 1, 2001 (Accession Number 000092839-01-500130).

(7) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 10 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-00373 and 811-07501) filed electronically on Form N-4 on June 24, 2002 (Accession Number 0000930413-02-002085).

(8) Incorporated herein by reference to Post-Effective Amendment Nos. 24 and 35 to the Registration Statement for Jefferson National Life Annuity Account C (File Nos. 033-0246 and 811-04819) filed electronically on Form N-4 on May 1, 2003 (Accession Number 0001047469-03-016209).

(9) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 2 to the Registration Statement for Jefferson National Life Annuity Account H (File Nos. 333-90737 and 811-09693) filed electronically on Form N-4 on April 28, 2000 (Accession Number 0000928389-00-000130).

(10) Incorporated herein by reference to Pre-Effective Amendment Nos. 1 and 16 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-17501) filed electronically on form N-4 on May 2, 2005 (Accession Number 0000930413-05-003264).

(11) Incorporated herein by reference to the initial Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2005 (Accession Number 0000930413-05-002595).

(12) Incorporated herein by reference to Post-Effective Amendment Nos. 1 and 17 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 28, 2006 (Accession Number 0000930413-06-003358).

(13) Incorporated herein by reference to Post-Effective Amendment Nos. 4 and 20 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 13, 2007 (Accession Number [0000930413-07-003460).

(14) Incorporated herein by reference to Post-Effective Amendment Nos. 5 and 21 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2008 (Accession Number 0000891092-08-002108).

(15) Incorporated herein by reference to Post-Effective Amendment Nos. 9 and 25 to the Registration Statement for Jefferson National Life Annuity Account G (File Nos. 333-124048 and 811-07501) filed electronically on Form N-4 on April 16, 2009 (Accession Number 0000891092-09-001563).

(16) Filed herewith.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

      The officers and directors of Jefferson National Life Insurance Company are listed below. Their principal business address is 435 Hudson Street, 2nd Floor, New York, NY 10014, unless otherwise noted.

NAME                              POSITIONS AND OFFICES WITH DEPOSITOR
David A Smilow                    Director, Chairman of the Board
Tracey Hecht Smilow               Director
Mitchell H. Caplan                Director, Chief Executive Officer
Laurence P. Greenberg             Director, President
Craig A. Hawley (1)               General Counsel and Secretary
Arlen Gelbard                     Chief Administrative Officer
David Lau (1)                     Chief Operating Officer
Jeff Fritsche                     Tax Director
Michael Girouard                  Chief Investment Officer
Joseph Vap (1)                    Chief Financial Officer and Treasurer
Dean C. Kehler (2)                Director
Robert Jefferson (3)              Director

(1) The business address of this officer is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

(2) The business address of this director is 1325 Avenue of the Americas, New York, NY 10019.

(3) The business address of this director is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      The following information concerns those companies that may be deemed to be controlled by or under common control with Jefferson National Life Insurance Company, the Depositor.

                              Organizational Chart

--------------------  -------------------  ---------------------
 Smilow & Hecht have                       Series A, A-2, B, C
more than 70% voting      Inviva, Inc.       and D Convertible
   control through       Management and    Preferred Stock (see
  Inviva, LLC (see    Employees (see note  notes 3, 4, 5 and 6
    note 1 below)           2 below)              below)
--------------------  -------------------  ---------------------
        |                      |                     |
        |                      |                     |
      --------------------------------------------------     ------------  --------------  ---------------  ------------  --------
                        Inviva, Inc.
           (owns 100% of JNF Holding Company, Inc.             JNFC ESOP   Inviva, L.L.C.  Trimaran Inviva   M. Caplan &
                and 10.72% of JNFC directly,                 (owns 11.41%   (owns 16.71%      TRPS, LLC       Highroad     Others
             therefore, directly and indirectly,               of JNFC)       of JNFC)      (owns 16.71%    Partners (7)    7.53%
                    owns 42.88% of JNFC)                                                      of JNFC)          4.76%
      --------------------------------------------------     ------------  --------------  ---------------  ------------  --------
                 |                      |                          |              |               |               |           |
                 |                      |                          |              |               |               |          /
           -------------                |                          |              |               |               |         /
            JNF Holding                 |                          |              |               |               |        /
           Company, Inc.                |                          |              |               |               |       /
           (owns 32.16%                 |                          |              |               |               |      /
             of JNFC)                   |                          |              |               |               |     /
           -------------                |                          |              |               |               |    /
                 |                      |                          |              |               |               |   /
                 |                      |                          |              |               |               |  /
----------------------------------------------------------------------------------------------------------------------   ----------
                         Jefferson National Financial Corp. ("JNFC") (DE)                                                 225, LLC.
                                        (owns 100% of JNL)                                                                   (DE)

----------------------------------------------------------------------------------------------------------------------   ----------
          |                       |                       |                 |                  |                   |          |
          |                       |                       |                 |                  |                   |62.5%     |
          |                       |                       |                 |                  |                   |          |37.5%
----------------------  -----------------------  ------------------  ---------------  -------------------  -----------------  |
  Jefferson National    Jefferson National Life  JNF Advisors, Inc.     JNF Asset         JNF Insurance    148 Advisors, LLC  |
Securities Corporation      Insurance Company           (DE)         Management, LLC  Services, Inc. (DE)        (DE)       __|
         (DE)                 ("JNL") (TX)                                (DE)
----------------------  -----------------------  ------------------  ---------------  -------------------  -----------------
                                  |
                                  |
                          ----------------
                          JNL Bermuda, LLC
                                (DE)
                          ----------------

(1) David Smilow and Tracey Hecht Smilow are married and have 100% voting control of Inviva, LLC. Inviva, LLC votes as an entity, and by virtue of their 83.6% ownership, Smilow and Hecht control the vote of Inviva, LLC. Interest ownership: Smilow and Hecht - 51.6%, D. Aaron LLC - 32%, Kenneth
      G. Hecht, Jr. and Elizabeth W. Hecht (Tracey Hecht's parents) - 16%, and Jonas and Elizabeth B. Schlumbom (Tracey Hecht's brother-in-law and sister) - 0.4%. Interest ownership in D. Aaron LLC: Smilow - 50%, each of his three (3) minor children - 16 2/3%. Mr. Smilow also owns a minority position in an automobile dealership in Virginia.

(2) No member of management or employee individually, directly or beneficially, owns more than 10% of the issued and outstanding share of common stock. Smilow and Hecht are not included in this group.

(3) The Series A Preferred Stock is comprised of Series A and Series A-2 convertible preferred (together, the "Series A") both of which are non-voting. The majority of the Series A is voted by Inviva, LLC.

(4) The Series B Preferred Stock (the "Series B") is non-voting. There are three (3) Series B shareholders. Each of such Series B shareholders has the right to appoint one (1) member to the board of directors of Inviva, Inc. (the "Board"). Accordingly, three (3) of the current ten (10) members of the Board are appointed by the Series B shareholders. The Series B is fully convertible at any time to common stock with full voting rights, subject to prior insurance regulatory approval.

(5) The Series C Preferred Stock (the "Series C") is non-voting. Conversion is subject to prior insurance regulatory approval. In connection with the issuance of the Series C, the Board was expanded to ten (10) members designated as follows: (i) Common Stock - three (3) members; (ii) Common Stock - two (2) independent directors, each of whom shall be approved, subject to regulatory issues, by the holders of the Series C; (iii) Series A - one (1) member; (iv) Series B - three (3) members; and (v) Series C - one (1) member. Smilow and Hecht, through their ownership of Inviva, LLC, control six (6) of the ten (10) Board seats.

(6) The Series D Preferred Stock (the "Series D") is non-voting. The Series D is convertible, into shares of non-voting common stock of JNF Holding Company, Inc.

(7) In addition, Highroad LLC and Mr. Caplan own 100% of the JNFC Series A Convertible Preferred which is non-voting (except for the right to elect one of the six board members upon receipt of regulatory approval), but converts into JNFC common shares upon receipt of prior regulatory approval, if required.

ITEM 27. NUMBER OF CONTRACT OWNERS

      As of March 15, 2010, the number of Monument Advisor contracts funded by Jefferson National Life Annuity Account G was 2,830 of which 251 were qualified contracts and 2,579 were non-qualified contracts.

ITEM 28. INDEMNIFICATION

      The Bylaws (Article VI) of the Company provide, in part, that: The Corporation shall indemnify any person who was or is a party, or is threatened to be made a party, to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative, by reason of the fact that he is or was a director or officer of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise (collectively, "Agent") against expenses (including attorneys' fees), judgments, fines, penalties, court costs and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement (whether with or without court approval), conviction or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the Agent did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe that his conduct was unlawful. If several claims, issues or matters are involved, an Agent may be entitled to indemnification as to some matters even though he is not entitled as to other matters. Any director or officer of the Corporation serving in any capacity of another corporation, of which a majority of the shares entitled to vote in the election of its directors is held, directly or indirectly, by the Corporation, shall be deemed to be doing so at the request of the Corporation.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a) Jefferson National Securities Corporation is the principal underwriter for the following investment companies (other than the Registrant):

Jefferson National Life Annuity Account C
Jefferson National Life Annuity Account E
Jefferson National Life Annuity Account F

(b) Jefferson National Securities Corporation ("JNSC") is the principal underwriter for the Contracts. The following persons are the officers and directors of JNSC. The principal business address for each officer and director of JNSC is 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223, unless otherwise indicated. JNSC was formerly known as Inviva Securities Corporation.

NAME                                    POSITIONS AND OFFICES
Craig A. Hawley                         President, General Counsel and Secretary
Robert B. Jefferson*                    Director*
Jon Hurd**                              Chief Financial Officer

* The principal business address for Robert Jefferson is 201 Queen Street, Apartment 9, Philadelphia, PA 19147.

** The principal business address for Jon Hurd is 170 Montauk Highway, Speonk, NY 11972

      (c) JNSC retains no compensation or commissions from the registrant.

                                                          COMPENSATION
                                                               ON
                                   NET UNDERWRITING        REDEMPTION
         NAME OF PRINCIPAL           DISCOUNTS AND             OR             BROKERAGE
            UNDERWRITER               COMMISSIONS        ANNUITIZATION       COMMISSIONS     COMPENSATION
Jefferson National Securities            None                 None               None            None
Corporation

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Each account, book, or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder is maintained by Jefferson National Life Insurance Company, 9920 Corporate Campus Drive, Suite 1000, Louisville, KY 40223.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

ITEM 33. REPRESENTATIONS

(A) Jefferson National Life Insurance Company (the "Company") hereby represents that the fees and charges deducted under the contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

(B) The Securities and Exchange Commission (the "SEC") issued to the American Council of Life Insurance an industry wide no-action letter dated November 28, 1988, stating that the SEC would not recommend any enforcement action if registered separate accounts funding tax-sheltered annuity contracts restrict distributions to plan participants in accordance with the requirements of
Section 403(b)(11), provided certain conditions and requirements were met. Among these conditions and requirements, any registered separate account relying on the no-action position of the SEC must:

(1) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

(2) Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer in the contract;

(3) Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants; and

(4) Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (i) the restrictions on redemption imposed by Section 403(b)(11), and (ii) the investment alternatives available under the employer's Section 403(b) arrangement, to which the participant may elect to transfer his contract value.

The Registrant is relying on the no-action letter. Accordingly, the provisions of paragraphs (1) - (4) above have been complied with.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and it has caused this Post-Effective Amendment Nos. 10 and 26 to the Registration Statement to be signed on its behalf, in the City of Louisville, and the Commonwealth of Kentucky, on this 23rd day of April, 2010.

JEFFERSON NATIONAL LIFE ANNUITY ACCOUNT G
(Registrant)

JEFFERSON NATIONAL LIFE INSURANCE COMPANY


(By: /s/ Mitchell H Caplan*
Name: Mitchell H. Caplan Depositor)

Title: CHIEF EXECUTIVE OFFICER

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

      SIGNATURE                             TITLE                         DATE
/s/ David A. Smilow*           Chairman of the Board                    04/23/10
Name: David Smilow

/s/ Tracey Hecht Smilow*       Director                                 04/23/10
Name:  Tracey Hecht Smilow

/s/ Mitchell H. Caplan*        Director, Chief Executive Officer        04/23/10
Name: Mitchell H. Caplan

/s/ Laurence P. Greenberg*     Director, President                      04/23/10
Name: Laurence Greenberg

/s/ Joseph F. Vap*             Chief Financial Officer and Treasurer    04/23/10
Name: Joseph F. Vap

/s/ Dean C. Kehler*            Director                                 04/23/10
Name: Dean C. Kehler

/s/ Robert Jefferson*          Director                                 04/23/10
Name: Robert Jefferson

Name:  Craig A. Hawley*                                                 04/23/10
Attorney in Fact

                                  EXHIBIT INDEX

(8)   (d)   (x)   Form of Amendment dated November 1, 2009 to the Participation
                  Agreement between Jefferson National Life Insurance Company and American Century Investment Services.

      (o)   (vi)  Form of Amendment dated May 1, 2010 to the Form of
                  Participation Agreement dated March 24, 2000 by and among Jefferson National Life Insurance Company, RYDEX Variable Trust and Rydex Distributors, Inc

      (t)   (v)   Form of Amendment dated May 1, 2010 to Participation Agreement dated March 1, 1995 by and among Van Eck Worldwide Insurance
                  Trust, Van Eck Associates Corporation and Jefferson National
                  Life Insurance Company.

      (cc)  (ii)  Form of Amendment dated October 20, 2009 to the Participation
                  Agreement among Jefferson National Life Insurance Company, Vanguard Variable Insurance Fund, The Vanguard Group, Inc., and Vanguard Marketing Corporation

      (gg)  (i)   Form of Participation Agreement among Jefferson National Life
                  Insurance Company, Eaton Vance Variable Trust and Eaton Vance
                  Distributors dated May 1, 2010

      (hh)  (i)   Form of Participation Agreement among Jefferson National Life
                  Insurance Company, The Merger Fund VL and Westchester Capital
                  Management, Inc. dated May 1, 2010

      (ii)  (i)   Form of Participation Agreement among Jefferson National Life
                  Insurance Company ProFunds, Access One Trust, and ProFund
                  Advisors, LLC dated May 1, 2010

      (jj)  (i)   Form of Participation Agreement among Jefferson National Life
                  Insurance Company, Federated Insurance Series and Federated
                  Securities Corp.

(9)               Opinion and Consent of Counsel.

(10)              Consent of Independent Registered Public Accounting Firm.

(13)  (a)   (v)   Powers of Attorney - for Mitchell H. Caplan